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Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-7651

ING Variable Portfolios, Inc.
(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21201
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: January 1, 2011 to June 30, 2011

ITEM 1.        REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report

June 30, 2011

Classes ADV, I, S and S2

ING Variable Product Funds

Domestic Equity and Income Portfolios

■ ING Balanced Portfolio

■ ING Growth and Income Portfolio

Domestic Equity Growth Portfolio

■ ING Small Company Portfolio

Fixed-Income Portfolios

■ ING Intermediate Bond Portfolio

■ ING Money Market Portfolio

Global Equity Portfolio

■ ING BlackRock Science and Technology Opportunities Portfolio

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds' investment objectives, risks, charges, expenses and other information. This information should be read carefully.

MUTUAL FUNDS

President's Letter	1

Market Perspective	2

Shareholder Expense Examples	4

Statements of Assets and Liabilities	6

Statements of Operations	10

Statements of Changes in Net Assets	12

Financial Highlights	15

Notes to Financial Statements	18

Summary Portfolios of Investments	39

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the ING Funds' website at www.inginvestment.com; and (3) on the U.S. Securities and Exchange Commission's (the "SEC") website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the ING Funds' website at www.inginvestment.com and on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This report contains a summary portfolio of investments for certain Portfolios. The Portfolios' Forms N-Q are available on the SEC's website at www.sec.gov. The Portfolios' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Portfolios' Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT'S LETTER

Market Impact of the S&P Downgrade

Dear Shareholder,

After several weeks of partisan wrangling, Washington was finally able to reach an eleventh-hour agreement to raise the debt ceiling. The deal — which increases the debt ceiling by $2.4 trillion in two stages in exchange for a similar level of spending cuts over ten years — will allow the U.S. Treasury to fund itself in the global capital markets until early 2013 (i.e., shortly after the next presidential election). While the deal averted the worst-possible outcome — a U.S. government default — it left many difficult questions unanswered; namely, which programs will bear the brunt of the spending cuts and what to do about the country's largest fiscal-spending challenges, health care and social security. These concerns, and the fractious debate that led to the debt ceiling increase, prompted Standard & Poor's to downgrade the United States' long-term debt, from AAA to AA+, on August 5.

The markets reacted strongly, taking investors on a roller coaster ride as stocks rose and plunged in the days following the downgrade. Investors already were concerned about evidence of slowing global economic growth; the downgrade refocused attention on the lack of confidence in the developed world and the U.S. in particular. It is possible that the downgrade could lead to higher interest rates over the long term, though we presently see no evidence of this. The Federal Reserve announced on August 9 that it would keep the federal funds target range at 0.00–0.25%, and that economic conditions were likely to warrant exceptionally low levels for the federal funds rate at least through mid-2013. As a result, many forecasters expect any long-term increase in interest rates to be relatively modest.

Nonetheless, we are concerned about the tightening of financial conditions caused by the equity sell-off and its effects on business and consumer confidence. Falling markets can lead to a pull-back by consumers and cause the economy to slow further. How can you protect yourself as an investor? Diversify across the globe. Don't give up on the U.S. — we are still one of the most dynamic players on the world stage — but seek to spread your risks as widely as possible. Ask your financial advisor to help you devise a plan to optimize your portfolio's diversification.

Thank you for your confidence in ING Funds. It is our privilege to serve your investment needs, and we look forward to continuing to do so in the future.

Sincerely,

Shaun Mathews
President and Chief Executive Officer
ING Funds
August 12, 2011

The views expressed in the President's Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice. Consider the fund's investment objectives, risks, and charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

MARKET PERSPECTIVE: SIX MONTHS ENDED JUNE 30, 2011

In our last report we noted that investor sentiment had turned distinctly positive, despite lingering concerns. By early May, investors seemed to have shrugged off these and two additional, unforeseeable crises, pushing global equities in the form of the MSCI World IndexSM measured in local currencies, including net reinvested dividends ("MSCI" for regions discussed below) up by 6%. But then doubts set in and as late as June 24 the index was down for the year, before a dramatic recovery in the last four days led to a return of 2.92% for the six-month period. (The MSCI World IndexSM returned 5.29% for the six-month period, measured in U.S. dollars.)

In the U.S. the year started off well enough, until economic and other news started to deteriorate.

By April 2011, the unemployment rate had improved to 8.8%, the lowest in 24 months, with more than 200,000 new private sector jobs being created monthly. But in May the rise in non-farm payrolls fell to just 54,000 and the unemployment rate rebounded to 9.1%, with 45.1% of those affected unemployed for more than 26 weeks.

Gross Domestic Product ("GDP") growth, having accelerated to 3.1% (annualized), dropped to 1.9% in the latest quarter. By April 2011, consumer spending had scored ten straight monthly increases, but was losing momentum. In May, growth in spending stalled all together and in real terms was in decline. Purchasing managers' indices initially signaled the busiest manufacturing and service sectors in five years, but then fell back.

In housing, sales of new and existing homes which had slumped after the expiry in April 2010 of a program of tax credits for home buyers, seemed to be stabilizing at low levels. But by May both were in decline again. The main disappointment however, was the confirmation in May of the "double dip" in housing prices, when the S&P/Case-Shiller 20-City Composite Home Price Index slipped below the trough recorded in April 2009. The index level reported in June was last seen in early 2003 and stood nearly one third below the peak of July 2006.

A slowdown of sorts was also taking place in China. Its economy grew at 10.3% in 2010, displacing Japan as the world's second largest economy and the U.S. as the world's biggest manufacturer. But such fast development has brought growth-threatening imbalances, including inflation above 5% and a housing bubble. The Bank of China increased banks' reserve ratio requirements six times and raised interest rates twice in the first half of 2011, and by the end, the closely watched Chinese purchasing managers' index was registering near-stagnation.

Arguably the largest single depressant to investors' risk appetite was renewed anxiety about euro zone sovereign debt. Chronically low-growth Portugal became the third country in a year to request a bail-out. More importantly it became evident that the austerity measures imposed on Greece as a condition of its 2010 bail-out had not reduced its budget deficit sufficiently. Euro zone leaders' openly bickered about what to do. Finally, in the last few days of June, the Greek parliament approved a new austerity and privatization package and tensions eased.

Other events moved markets — at least for a while. In January, popular revolt erupted in North Africa. By March, Libya, a significant oil producer, was effectively in a civil war, helping to lift the price of oil temporarily above $100 per barrel. The massive earthquake and tsunami that hit Japan on March 11 caused surprisingly extensive disruption of global supplies of electrical and digital components. Five days later global equities briefly touched their low point of the year.

In U.S. fixed income markets, the Barclays Capital U.S. Aggregate Bond Index of investment grade bonds rose 2.72% for the six-month period, mostly in April and May. Within this, the Barclays Capital U.S. Treasury Index returned 2.22%, underperforming the 3.16% on the Barclays Capital Corporate Investment Grade Bond Index for the six-month period. The Barclays Capital High Yield Bond — 2% Issuer Constrained Composite Index did better still, with a return of 4.98% for the six-month period.

U.S. equities, represented by the S&P 500® Index, including dividends, returned 6.02% for the six-month period, adding just 10 basis points after the best first quarter since 1998. Investors shrugged off the June 30th end of QE2, the program of quantitative easing announced last August, as the Greek debt crisis receded. The operating earnings of S&P 500® companies in the second quarter were on the cusp of beating their all time record of exactly four years earlier and, on that basis at least, valuations looked undemanding.

In currencies, euro zone angst during the six-month period vied with the perceived dollar-negative threat of another energy crisis. The U.S. dollar benefited periodically from safe haven status. But markets ended the quarter in a more sanguine mood and with the European Central Bank now raising interest rates, the U.S. dollar ultimately fell 7.91% against the euro, 3.43% against the pound and even lost 0.69% to the yen for the six-month period.

Internationally, the MSCI Japan® Index lost 5.16% for the six-month period, weighed down by the disruptive aftermath of natural disaster, as the economy re-entered recession. The MSCI Europe ex UK® Index returned 2.13% for the six-month period, boosted by a gain of 4.29% in the last four days. Market returns did not necessarily follow the pattern of the two-tier economy that had developed, with economic statistics favoring more soundly based countries at the expense of the peripherals. As in the U.S., measures of business activity and confidence deteriorated as the quarter ended. The MSCI UK® Index added 2.95% for the six-month period, defying the prospect of severe public spending cuts intended to eliminate an 11% budget deficit, GDP that had not grown from its mid 2010 level and inflation at 4.5%.

Parentheses denote a negative number.

All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios' performance is subject to change since the period's end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.inginvestment.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING's Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

2

BENCHMARK DESCRIPTIONS

Index	Description
MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.

S&P/Case-Shiller 20-City Composite Home Price Index	A composite index of the home price index for the top 20 Metropolitan Statistical Areas in the United States. The index is published monthly by Standard & Poor's.

Barclays Capital U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

Barclays Capital U.S. Treasury Index	An unmanaged index that includes public obligations of the U.S. Treasury. Treasury bills, certain special issues, such as state and local government series bonds (SLGs), as well as U.S. Treasury TIPS and STRIPS, are excluded.

Barclays Capital Corporate Investment Grade Bond Index	The corporate component of the Barclays Capital U.S. Credit Index. The U.S. Credit Index includes publicly-issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. The index includes both corporate and non-corporate sectors. The corporate sectors are industrial, utility and finance, which includes both U.S. and non-U.S. corporations.

Barclays Capital High Yield Bond — 2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.

S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

3

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2011 to June 30, 2011. The Portfolios' expenses are shown without the imposition of any charges which are, or may be, imposed under your annuity contract. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, "Actual Portfolio Return," provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, "Hypothetical (5% return before expenses)," provides information about hypothetical account values and hypothetical expenses based on a Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
ING Balanced Portfolio	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2011*	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2011*
Class I	$1,000.00	$1,044.40	0.64%	$3.24	$1,000.00	$1,021.62	0.64%	$3.21
Class S	1,000.00	1,043.90	0.89	4.51	1,000.00	1,020.38	0.89	4.46
ING Growth and Income Portfolio
Class ADV	$1,000.00	$1,035.40	1.03%	$5.20	$1,000.00	$1,019.69	1.03%	$5.16
Class I	1,000.00	1,038.30	0.58	2.93	1,000.00	1,021.92	0.58	2.91
Class S	1,000.00	1,036.70	0.83	4.19	1,000.00	1,020.68	0.83	4.16
Class S2	1,000.00	1,035.80	0.98	4.95	1,000.00	1,019.93	0.98	4.91

*  Expenses are equal to each Portfolio's respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

4

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
ING Small Company Portfolio	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2011*	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2011*
Class ADV	$1,000.00	$1,054.40	1.34%	$6.83	$1,000.00	$1,018.15	1.34%	$6.71
Class I	1,000.00	1,056.70	0.84	4.28	1,000.00	1,020.63	0.84	4.21
Class S	1,000.00	1,055.70	1.09	5.56	1,000.00	1,019.39	1.09	5.46
Class S2	1,000.00	1,054.90	1.24	6.32	1,000.00	1,018.65	1.24	6.21
ING Intermediate Bond Portfolio
Class ADV	$1,000.00	$1,034.10	1.00%	$5.04	$1,000.00	$1,019.84	1.00%	$5.01
Class I	1,000.00	1,036.50	0.50	2.52	1,000.00	1,022.32	0.50	2.51
Class S	1,000.00	1,035.10	0.75	3.78	1,000.00	1,021.08	0.75	3.76
Class S2	1,000.00	1,034.90	0.90	4.54	1,000.00	1,020.33	0.90	4.51
ING Money Market Portfolio
Class I	$1,000.00	$1,000.20	0.28%**	$1.39	$1,000.00	$1,023.41	0.28%**	$1.40
Class S	1,000.00	1,000.20	0.28 **	1.39	1,000.00	1,023.41	0.28 **	1.40
ING BlackRock Science and Technology Opportunities Portfolio
Class ADV	$1,000.00	$1,024.00	1.55%	$7.78	$1,000.00	$1,017.11	1.55%	$7.75
Class I	1,000.00	1,026.90	1.05	5.28	1,000.00	1,019.59	1.05	5.26
Class S	1,000.00	1,025.60	1.30	6.53	1,000.00	1,018.35	1.30	6.51
Class S2	1,000.00	1,023.90	1.45	7.28	1,000.00	1,017.60	1.45	7.25

*  Expenses are equal to each Portfolio's respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

**  Expense ratios reflect waivers of 0.05% and 0.20% of management, distribution and shareholder servicing fees for Classes I and S, respectively, in order to maintain a yield of not less than zero (Note 5).

5

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2011 (UNAUDITED)

	ING Balanced Portfolio	ING Growth and Income Portfolio	ING Small Company Portfolio
ASSETS:
Investments in securities at value+*	$626,120,629	$3,963,922,678	$659,895,067
Short-term investments at value**	28,218,927	157,404,169	52,225,274
Cash	523,970	1,020,905	247
Cash collateral for futures	2,625,509	9,072	—
Derivatives collateral, at value (Note 2)	451,000	—	—
Foreign currencies at value***	1,326,965	—	—
Receivables:
Investment securities sold	14,099,790	67,277,797	4,187,920
Investment securities sold on a delayed-delivery or when-issued basis	2,228,705	—	—
Fund shares sold	302	9,180,863	200,297
Dividends and interest	2,949,505	3,713,429	808,705
Unrealized appreciation on forward foreign currency contracts	1,744,050	—	—
Upfront payments made on swap agreements	137,356	—	—
Unrealized appreciation on swap agreements	266,649	—	—
Prepaid expenses	3,738	14,640	3,153
Total assets	680,697,095	4,202,543,553	717,320,663
LIABILITIES:
Payable for investment securities purchased	9,432,317	74,514,191	4,464,644
Payable for investment securities purchased on a delayed-delivery or when-issued basis	37,988,628	—	—
Payable for fund shares redeemed	373,472	2,009,401	2,329,824
Payable upon receipt of securities loaned	15,852,358	49,520,756	35,553,228
Unrealized depreciation on forward foreign currency contracts	2,955,146	—	—
Upfront payments received on swap agreements	154,697	—	—
Unrealized depreciation on swap agreements	646,491	—	—
Payable to affiliates	279,277	2,409,040	461,789
Payable for directors fees	17,252	97,614	12,868
Other accrued expenses and liabilities	103,931	484,650	54,209
Written options, at fair value^	203,346	—	—
Total liabilities	68,006,915	129,035,652	42,876,562
NET ASSETS	$612,690,180	$4,073,507,901	$674,444,101
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$708,414,889	$4,274,483,544	$579,818,414
Undistributed net investment income	8,195,544	20,055,192	1,038,105
Accumulated net realized loss	(132,985,911)	(694,076,204)	(15,062,483)
Net unrealized appreciation	29,065,658	473,045,369	108,650,065
NET ASSETS	$612,690,180	$4,073,507,901	$674,444,101
+ Including securities loaned at value	$15,487,834	$48,167,806	$34,638,171
* Cost of investments in securities	$595,370,850	$3,490,714,864	$550,822,048
** Cost of short-term investments	$28,544,358	$157,568,756	$52,648,228
*** Cost of foreign currencies	$1,311,868	$—	$—
^ Premiums received on written options	$119,823	$—	$—

See Accompanying Notes to Financial Statements
6

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

	ING Balanced Portfolio	ING Growth and Income Portfolio	ING Small Company Portfolio
Class ADV
Net assets	n/a	$1,358,751,212	$7,031,967
Shares authorized	n/a	unlimited	100,000,000
Par value	n/a	$1.000	$0.001
Shares outstanding	n/a	60,353,559	372,149
Net asset value and redemption price per share	n/a	$22.51	$18.90
Class I:
Net assets	$605,730,772	$2,261,614,033	$540,278,350
Shares authorized	500,000,000	unlimited	100,000,000
Par value	$0.001	$1.000	$0.001
Shares outstanding	51,361,863	99,301,249	27,980,633
Net asset value and redemption price per share	$11.79	$22.78	$19.31
Class S:
Net assets	$6,959,408	$453,137,387	$126,892,724
Shares authorized	500,000,000	unlimited	100,000,000
Par value	$0.001	$1.000	$0.001
Shares outstanding	593,341	20,075,457	6,657,735
Net asset value and redemption price per share	$11.73	$22.57	$19.06
Class S2:
Net assets	n/a	$5,269	$241,060
Shares authorized	n/a	unlimited	100,000,000
Par value	n/a	$1.000	$0.001
Shares outstanding	n/a	236	12,709
Net asset value and redemption price per share	n/a	$22.29	$18.97

See Accompanying Notes to Financial Statements
7

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2011 (UNAUDITED)

	ING Intermediate Bond Portfolio	ING Money Market Portfolio	ING BlackRock Science and Technology Opportunities Portfolio
ASSETS:
Investments in securities at value+*	$2,730,019,089	$—	$399,845,116
Short-term investments at value**	248,466,994	37,597,605	34,451,481
Short-term investments at amortized cost	124,714,848	987,951,892	—
Repurchase agreements	—	57,815,000	—
Cash	1,174,495	15,585	—
Cash collateral for futures	4,289,402	—	—
Derivatives collateral, at value (Note 2)	5,863,000	—	—
Foreign currencies at value***	4,199,875	—	724,257
Receivables:
Investment securities sold	28,809,839	118,192,173	—
Investment securities sold on a delayed-delivery or when-issued basis	3,459,577	—	—
Fund shares sold	47,904	15,464	296,998
Dividends and interest	24,723,235	1,174,470	221,179
Unrealized appreciation on forward foreign currency contracts	—	—	1,831
Upfront payments made on swap agreements	1,836,455	—	—
Unrealized appreciation on swap agreements	156,456	—	—
Prepaid expenses	15,985	10,329	1,984
Total assets	3,177,777,154	1,202,772,518	435,542,846
LIABILITIES:
Payable for investment securities purchased	29,781,695	—	12,600,558
Payable for investment securities purchased on a delayed-delivery or when-issued basis	449,816,607	—	—
Payable for fund shares redeemed	5,719,373	5,185,275	29,777
Payable upon receipt of securities loaned	223,589,195	747,006	16,152,164
Unrealized depreciation on forward foreign currency contracts	5,502,705	—	440,843
Upfront payments received on swap agreements	2,054,937	—	—
Unrealized depreciation on swap agreements	3,437,665	—	—
Payable to affiliates	1,197,437	219,247	390,037
Payable for directors fees	50,297	29,963	4,849
Other accrued expenses and liabilities	309,063	136,483	59,658
Written options, at fair value^	1,341,678	—	—
Total liabilities	722,800,652	6,317,974	29,677,886
NET ASSETS	$2,454,976,502	$1,196,454,544	$405,864,960
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$2,696,428,816	$1,196,745,153	$329,385,305
Undistributed net investment income (accumulated net investment loss)	64,659,705	—	(814,016)
Accumulated net realized gain (loss)	(356,962,531)	(141,208)	952,576
Net unrealized appreciation or depreciation	50,850,512	(149,401)	76,341,095
NET ASSETS	$2,454,976,502	$1,196,454,544	$405,864,960
+ Including securities loaned at value	$218,902,214	$—	$15,745,414
* Cost of investments in securities	$2,670,042,284	$—	$323,063,592
** Cost of short-term investments	$250,287,879	$37,747,006	$34,530,841
*** Cost of foreign currencies	$4,126,853	$—	$654,290
^ Premiums received on written options	$753,420	$—	$—

See Accompanying Notes to Financial Statements
8

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

	ING Intermediate Bond Portfolio	ING Money Market Portfolio	ING BlackRock Science and Technology Opportunities Portfolio
Class ADV:
Net assets	$7,565,801	n/a	$10,125,312
Shares authorized	unlimited	n/a	100,000,000
Par value	$1.000	n/a	$0.001
Shares outstanding	607,523	n/a	1,696,148
Net asset value and redemption price per share	$12.45	n/a	$5.97
Class I:
Net assets	$1,179,640,020	$1,196,175,122	$129,403,766
Shares authorized	unlimited	unlimited	100,000,000
Par value	$1.000	$1.000	$0.001
Shares outstanding	94,304,437	1,196,133,456	21,213,577
Net asset value and redemption price per share	$12.51	$1.00	$6.10
Class S:
Net assets	$1,267,589,536	$279,422	$266,137,035
Shares authorized	unlimited	unlimited	100,000,000
Par value	$1.000	$1.000	$0.001
Shares outstanding	101,947,769	279,425	44,273,883
Net asset value and redemption price per share	$12.43	$1.00	$6.01
Class S2:
Net assets	$181,145	n/a	$198,847
Shares authorized	unlimited	n/a	100,000,000
Par value	$1.000	n/a	$0.001
Shares outstanding	14,491	n/a	33,186
Net asset value and redemption price per share	$12.50	n/a	$5.99

See Accompanying Notes to Financial Statements
9

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)

	ING Balanced Portfolio	ING Growth and Income Portfolio	ING Small Company Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$3,869,494	$34,791,096	$3,918,754
Interest, net of foreign taxes withheld*	5,905,530	—	—
Securities lending income, net	14,111	14,612	37,178
Total investment income	9,789,135	34,805,708	3,955,932
EXPENSES:
Investment management fees	1,549,811	9,942,030	2,449,994
Distribution and service fees:
Class ADV	—	3,047,334	14,336
Class S	9,635	594,747	160,254
Class S2	—	14	436
Transfer agent fees	398	5,101	263
Administrative service fees	170,474	1,093,590	179,661
Shareholder reporting expense	30,560	102,274	29,340
Professional fees	61,856	92,463	23,740
Custody and accounting expense	148,869	185,334	35,450
Directors fees	11,943	81,195	10,060
Miscellaneous expense	11,696	72,979	11,952
Interest expense	1,426	365	76
Total expenses	1,996,668	15,217,426	2,915,562
Net waived and reimbursed fees	—	(304,545)	(87)
Net expenses	1,996,668	14,912,881	2,915,475
Net investment income	7,792,467	19,892,827	1,040,457
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	28,041,886	84,519,662	54,500,518
Foreign currency related transactions	1,541,696	(1,990)	—
Futures	(251,372)	(634,551)	—
Swaps	(414,642)	—	—
Written options	1,260,670	—	—
Net realized gain	30,178,238	83,883,121	54,500,518
Net change in unrealized appreciation or depreciation on:
Investments	(9,556,292)	19,072,568	(20,550,571)
Foreign currency related transactions	(948,625)	865	—
Futures	(122,254)	—	—
Swaps	210,901	—	—
Written options	(282,670)	—	—
Net change in unrealized appreciation or depreciation	(10,698,940)	19,073,433	(20,550,571)
Net realized and unrealized gain	19,479,298	102,956,554	33,949,947
Increase in net assets resulting from operations	$27,271,765	$122,849,381	$34,990,404
* Foreign taxes withheld	$191,796	$71,395	$2,032

See Accompanying Notes to Financial Statements
10

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)

	ING Intermediate Bond Portfolio	ING Money Market Portfolio	ING BlackRock Science and Technology Opportunities Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*(1)	$201,962	$—	$1,783,413
Interest, net of foreign taxes withheld*	64,729,539	1,649,506	—
Securities lending income, net	30,057	—	103,989
Total investment income	64,961,558	1,649,506	1,887,402
EXPENSES:
Investment management fees	4,907,936	1,466,549	2,037,002
Distribution and service fees:
Class ADV	14,660	—	21,596
Class S	1,580,904	361	361,264
Class S2	212	—	442
Transfer agent fees	2,514	430	210
Administrative service fees	674,819	322,631	117,928
Shareholder reporting expense	98,645	36,390	10,335
Professional fees	118,799	30,329	44,707
Custody and accounting expense	199,100	60,075	37,157
Directors fees	54,300	18,370	7,964
Miscellaneous expense	40,770	21,748	13,541
Interest expense	5,732	172	177
Total expenses	7,698,391	1,957,055	2,652,323
Net waived and reimbursed fees	(43)	(313,119)	(17,360)
Net expenses	7,698,348	1,643,936	2,634,963
Net investment income (loss)	57,263,210	5,570	(747,561)
REALIZED AND UNREALIZED GAIN (LOSS);
Net realized gain (loss) on:
Investments	56,493,243	105,174	30,514,445
Foreign currency related transactions	(4,227,857)	—	164,363
Futures	(979,622)	—	—
Swaps	(1,515,243)	—	—
Written options	614,835	—	—
Net realized gain	50,385,356	105,174	30,678,808
Net change in unrealized appreciation or depreciation on:
Investments	(25,566,448)	—	(20,593,381)
Foreign currency related transactions	2,273,356	—	(489,999)
Futures	1,057,921	—	—
Swaps	1,984,487	—	—
Written options	(588,258)	—	—
Net change in unrealized appreciation or depreciation	(20,838,942)	—	(21,083,380)
Net realized and unrealized gain	29,546,414	105,174	9,595,428
Increase in net assets resulting from operations	$86,809,624	$110,744	$8,847,867
* Foreign taxes withheld	$6,240	$—	$74,297
(1) Dividends from affiliates	$—	$—	$9,913

See Accompanying Notes to Financial Statements
11

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Balanced Portfolio		ING Growth and Income Portfolio
	Six Months Ended June 30, 2011	Year Ended December 31, 2010	Six Months Ended June 30, 2011	Year Ended December 31, 2010
FROM OPERATIONS:
Net investment income	$7,792,467	$15,378,449	$19,892,827	$26,957,425
Net realized gain	30,178,238	75,328,009	83,883,121	280,009,458
Net change in unrealized appreciation or depreciation	(10,698,940)	(8,293,451)	19,073,433	41,632,561
Increase in net assets resulting from operations	27,271,765	82,413,007	122,849,381	348,599,444
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	—	(6,158)	(50,616)
Class I	(15,869,939)	(17,430,470)	(10,040)	(23,102,823)
Class S	(182,605)	(209,221)	(2,073)	(3,810,949)
Class S2	—	—	—	(37)
Total distributions	(16,052,544)	(17,639,691)	(18,271)	(26,964,425)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	5,129,246	4,763,613	109,430,007	108,981,973
Proceeds from shares issued in merger (Note 14)	—	—	1,425,025,006	133,730,864
Reinvestment of distributions	16,052,544	17,639,691	18,271	26,946,348
	21,181,790	22,403,304	1,534,473,284	269,659,185
Cost of shares redeemed	(41,904,854)	(103,467,259)	(324,162,413)	(424,150,059)
Net increase (decrease) in net assets resulting from capital share transactions	(20,723,064)	(81,063,955)	1,210,310,871	(154,490,874)
Net increase (decrease) in net assets	(9,503,843)	(16,290,639)	1,333,141,981	167,144,145
NET ASSETS:
Beginning of period	622,194,023	638,484,662	2,740,365,920	2,573,221,775
End of period	$612,690,180	$622,194,023	$4,073,507,901	$2,740,365,920
Undistributed net investment income at end of period	$8,195,544	$16,455,621	$20,055,192	$9,058

See Accompanying Notes to Financial Statements
12

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Small Company Portfolio		ING Intermediate Bond Portfolio
	Six Months Ended June 30, 2011	Year Ended December 31, 2010	Six Months Ended June 30, 2011	Year Ended December 31, 2010
FROM OPERATIONS:
Net investment income	$1,040,457	$2,566,613	$57,263,210	$122,339,134
Net realized gain	54,500,518	78,068,411	50,385,356	55,971,604
Net change in unrealized appreciation or depreciation	(20,550,571)	45,929,479	(20,838,942)	56,501,293
Increase in net assets resulting from operations	34,990,404	126,564,503	86,809,624	234,812,031
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	(22,163)	(343)	(581)	(208,636)
Class I	(1,919,855)	(2,439,964)	(104,505)	(60,836,973)
Class S	(267,549)	(298,881)	(113,220)	(61,395,211)
Class S2	(696)	(16)	(9)	(163)
Total distributions	(2,210,263)	(2,739,204)	(218,315)	(122,440,983)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	92,308,250	93,100,818	161,857,803	271,722,100
Proceeds from shares issued in merger (Note 14)	—	39,171,474	—	—
Reinvestment of distributions	2,210,263	2,739,166	218,276	122,418,062
	94,518,513	135,011,458	162,076,079	394,140,162
Cost of shares redeemed	(82,182,048)	(146,270,085)	(308,020,487)	(508,433,813)
Net increase (decrease) in net assets resulting from capital share transactions	12,336,465	(11,258,627)	(145,944,408)	(114,293,651)
Net increase (decrease) in net assets	45,116,606	112,566,672	(59,353,099)	(1,922,603)
NET ASSETS:
Beginning of period	629,327,495	516,760,823	2,514,329,601	2,516,252,204
End of period	$674,444,101	$629,327,495	$2,454,976,502	$2,514,329,601
Undistributed net investment income at end of period	$1,038,105	$2,207,911	$64,659,705	$7,614,810

See Accompanying Notes to Financial Statements
13

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Money Market Portfolio		ING BlackRock Science and Technology Opportunities Portfolio
	Six Months Ended June 30, 2011	Year Ended December 31, 2010	Six Months Ended June 30, 2011	Year Ended December 31, 2010
FROM OPERATIONS:
Net investment income (loss)	$5,570	$278,867	$(747,561)	$(1,279,869)
Net realized gain	105,174	210,645	30,678,808	21,482,363
Net change in unrealized appreciation or depreciation	—	—	(21,083,380)	37,590,322
Increase in net assets resulting from operations	110,744	489,512	8,847,867	57,792,816
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	(5,570)	(490,254)	—	—
Class S	—	(1)	—	—
Net realized gains:
Class I	(212,287)	—	—	—
Class S	(51)	—	—	—
Return of capital:	—		—	—
Class I	—	(2,509,972)	—	—
Class S	—	—	—	—
Total distributions	(217,908)	(3,000,227)	—	—
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	272,732,029	78,344,418	55,135,395	96,792,335
Reinvestment of distributions	217,908	3,000,227	—	—
	272,949,937	81,344,645	55,135,395	96,792,335
Cost of shares redeemed	(146,648,460)	(337,002,648)	(59,680,444)	(83,946,139)
Net increase (decrease) in net assets resulting from capital share transactions	126,301,477	(255,658,003)	(4,545,049)	12,846,196
Net increase (decrease) in net assets	126,194,313	(258,168,718)	4,302,818	70,639,012
NET ASSETS:
Beginning of period	1,070,260,231	1,328,428,949	401,562,142	330,923,130
End of period	$1,196,454,544	$1,070,260,231	$405,864,960	$401,562,142
Undistributed net investment income (accumulated net investment loss) at end of period	$—	$—	$(814,016)	$(66,455)

See Accompanying Notes to Financial Statements
14

FINANCIAL HIGHLIGHTS (UNAUDITED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains	From return of capital	Total distributions		Net asset value, end of year or period

Year or period ended	($)	($)		($)	($)	($)		($)	($)	($)		($)
ING Balanced Portfolio
Class I
06-30-11	11.58	0.15	•	0.37	0.52	0.31		—	—	0.31		11.79
12-31-10	10.42	0.27	•	1.19	1.46	0.30		—	—	0.30		11.58
12-31-09	9.18	0.24	•	1.43	1.67	0.43		—	—	0.43		10.42
12-31-08	14.45	0.40		(4.07)	(3.67)	0.45		1.15	—	1.60		9.18
12-31-07	14.65	0.39	•	0.38	0.77	0.39		0.58	—	0.97		14.45
12-31-06	13.64	0.34	•	1.00	1.34	0.33		—	—	0.33		14.65
Class S
06-30-11	11.50	0.13	•	0.38	0.51	0.28		—	—	0.28		11.73
12-31-10	10.36	0.24		1.18	1.42	0.28		—	—	0.28		11.50
12-31-09	9.12	0.21	•	1.43	1.64	0.40		—	—	0.40		10.36
12-31-08	14.36	0.34		(4.02)	(3.68)	0.41		1.15	—	1.56		9.12
12-31-07	14.57	0.35	•	0.38	0.73	0.36		0.58	—	0.94		14.36
12-31-06	13.58	0.32	•	0.97	1.29	0.30		—	—	0.30		14.57
ING Growth and Income Portfolio
Class ADV
06-30-11	21.74	0.08		0.69	0.77	0.00	*	—	—	0.00	*	22.51
12-31-10	19.31	0.15	•	2.47	2.62	0.19		—	—	0.19		21.74
12-31-09	15.04	0.18	•	4.29	4.47	0.20		—	—	0.20		19.31
12-31-08	24.61	0.23	•	(9.58)	(9.35)	0.22		—	—	0.22		15.04
12-31-07	23.38	0.72	•	0.84	1.56	0.33		—	—	0.33		24.61
12-20-06(4)-12-31-06	23.70	0.01	•	(0.06)	(0.05)	0.27		—	—	0.27		23.38
Class I
06-30-11	21.94	0.13		0.71	0.84	0.00	*	—	—	0.00	*	22.78
12-31-10	19.42	0.22		2.53	2.75	0.23		—	—	0.23		21.94
12-31-09	15.11	0.27	•	4.30	4.57	0.26		—	—	0.26		19.42
12-31-08	24.76	0.36		(9.69)	(9.33)	0.32		—	—	0.32		15.11
12-31-07	23.38	0.33	•	1.40	1.73	0.35		—	—	0.35		24.76
12-31-06	20.71	0.25	•	2.69	2.94	0.27		—	—	0.27		23.38
Class S
06-30-11	21.77	0.10		0.70	0.80	0.00	*	—	—	0.00	*	22.57
12-31-10	19.28	0.18		2.48	2.66	0.17		—	—	0.17		21.77
12-31-09	15.00	0.19		4.32	4.51	0.23		—	—	0.23		19.28
12-31-08	24.63	0.25	•	(9.58)	(9.33)	0.30		—	—	0.30		15.00
12-31-07	23.30	0.37	•	1.29	1.66	0.33		—	—	0.33		24.63
12-31-06	20.69	0.20	•	2.64	2.84	0.23		—	—	0.23		23.30
Class S2
06-30-11	21.52	0.08		0.69	0.77	0.00	*	—	—	0.00	*	22.29
12-31-10	19.26	0.14		2.28	2.42	0.16		—	—	0.16		21.52
02-27-09(4)-12-31-09	12.69	(0.06	)•	6.72	6.66	0.09		—	—	0.09		19.26

			Ratios to average net assets							Supplemental data
	Total Return(1)		Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments, if any(2)(3)		Expenses net of all reductions/additions(2)(3)		Net investment income (loss)(2)(3)		Net assets, end of year or period	Portfolio turnover rate

Year or period ended	(%)		(%)	(%)		(%)		(%)		($000's)	(%)
ING Balanced Portfolio
Class I
06-30-11	4.44		0.64	0.64		0.64		2.52		605,731	115
12-31-10	14.22		0.62	0.62	†	0.62	†	2.47	†	614,261	328
12-31-09	19.23		0.63	0.63	†	0.63	†	2.55	†	631,106	337
12-31-08	(28.10)		0.62	0.62	†	0.62	†	2.97	†	602,815	294
12-31-07	5.57		0.60	0.60	†	0.60	†	2.68	†	1,046,498	257
12-31-06	9.99		0.60	0.60	†	0.60	†	2.44	†	1,183,928	236
Class S
06-30-11	4.39		0.89	0.89		0.89		2.25		6,959	115
12-31-10	13.87		0.87	0.87	†	0.87	†	2.22	†	7,933	328
12-31-09	18.94		0.88	0.88	†	0.88	†	2.30	†	7,374	337
12-31-08	(28.28)		0.87	0.87	†	0.87	†	2.73	†	6,684	294
12-31-07	5.31		0.85	0.85	†	0.85	†	2.43	†	10,281	257
12-31-06	9.62		0.85	0.85	†	0.85	†	2.29	†	10,683	236
ING Growth and Income Portfolio
Class ADV
06-30-11	3.54		1.08	1.03		1.03		0.80		1,358,751	42
12-31-10	13.55		1.10	1.10	†	1.10	†	0.77	†	6,037	117
12-31-09	29.69		1.11	1.11	†	1.11	†	1.10	†	1,302	104
12-31-08	(37.94	)(a)	1.10	1.10	†	1.10	†	1.14	†	791	169
12-31-07	6.66		1.09	1.09	†	1.09	†	2.95	†	1,211	146
12-20-06(4)-12-31-06	(0.23)		1.09	1.09	†	1.09	†	1.08	†	1	103
Class I
06-30-11	3.83		0.58	0.58		0.58		1.13		2,261,614	42
12-31-10	14.14		0.60	0.60	†	0.60	†	1.12	†	2,253,794	117
12-31-09	30.24		0.61	0.61	†	0.61	†	1.60	†	2,090,019	104
12-31-08	(37.63	)(a)	0.60	0.60	†	0.60	†	1.64	†	1,622,085	169
12-31-07	7.40		0.59	0.59	†	0.59	†	1.32	†	2,796,115	146
12-31-06	14.20		0.59	0.59	†	0.59	†	1.15	†	3,098,120	103
Class S
06-30-11	3.67		0.83	0.83		0.83		0.88		453,137	42
12-31-10	13.81		0.85	0.85	†	0.85	†	0.87	†	480,529	117
12-31-09	30.03		0.86	0.86	†	0.86	†	1.34	†	481,897	104
12-31-08	(37.82	)(a)	0.85	0.85	†	0.85	†	1.44	†	290,152	169
12-31-07	7.13		0.84	0.84	†	0.84	†	1.50	†	25,169	146
12-31-06	13.72		0.84	0.84	†	0.84	†	0.94	†	4,758	103
Class S2
06-30-11	3.58		1.08	0.98		0.98		0.72		5	42
12-31-10	12.55		1.10	1.00	†	1.00	†	0.72	†	5	117
02-27-09(4)-12-31-09	52.46		1.11	1.01	†	1.01	†	(0.39	)†	5	104

See Accompanying Notes to Financial Statements
15

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains	From return of capital	Total distributions		Net asset value, end of year or period

Year or period ended	($)	($)		($)	($)	($)		($)	($)	($)		($)
ING Small Company Portfolio
Class ADV
06-30-11	17.98	(0.01	)•	0.99	0.98	0.06		—	—	0.06		18.90
12-31-10	14.60	0.04	•	3.42	3.46	0.08		—	—	0.08		17.98
12-31-09	11.58	0.08	•	3.02	3.10	0.08		—	—	0.08		14.60
12-16-08(4)-12-31-08	11.13	0.00	*•	0.45	0.45	—		—	—	—		11.58
Class I
06-30-11	18.34	0.04		1.00	1.04	0.07		—	—	0.07		19.31
12-31-10	14.82	0.09		3.52	3.61	0.09		—	—	0.09		18.34
12-31-09	11.70	0.09		3.11	3.20	0.08		—	—	0.08		14.82
12-31-08	19.56	0.11	•	(5.52)	(5.41)	0.18		2.27	—	2.45		11.70
12-31-07	21.70	0.24	•	0.99	1.23	0.04		3.33	—	3.37		19.56
12-31-06	21.65	0.05		3.46	3.51	0.09		3.37	—	3.46		21.70
Class S
06-30-11	18.09	0.01		1.00	1.01	0.04		—	—	0.04		19.06
12-31-10	14.64	0.04		3.47	3.51	0.06		—	—	0.06		18.09
12-31-09	11.57	0.05	•	3.09	3.14	0.07		—	—	0.07		14.64
12-31-08	19.39	0.09	•	(5.50)	(5.41)	0.14		2.27	—	2.41		11.57
12-31-07	21.54	0.18	•	1.00	1.18	—		3.33	—	3.33		19.39
12-31-06	21.59	(0.05	)•	3.41	3.36	0.04		3.37	—	3.41		21.54
Class S2
06-30-11	18.04	0.01	•	0.98	0.99	0.06		—	—	0.06		18.97
12-31-10	14.61	0.06	•	3.42	3.48	0.05		—	—	0.05		18.04
02-27-09(4)-12-31-09	9.27	0.03	•	5.39	5.42	0.08		—	—	0.08		14.61
ING Intermediate Bond Portfolio
Class ADV
06-30-11	12.04	0.27	•	0.14	0.41	0.00	*	—	—	0.00	*	12.45
12-31-10	11.62	0.57	•	0.48	1.05	0.63		—	—	0.63		12.04
12-31-09	11.12	0.47		0.76	1.23	0.73		—	—	0.73		11.62
12-31-08	13.23	0.58		(1.77)	(1.19)	0.62		0.30	—	0.92		11.12
12-31-07	12.96	0.63		0.09	0.72	0.45		—	—	0.45		13.23
12-20-06(4)-12-31-06	13.53	0.02		(0.06)	(0.04)	0.53		—	—	0.53		12.96
Class I
06-30-11	12.07	0.30		0.14	0.44	0.00	*	—	—	0.00	*	12.51
12-31-10	11.57	0.61	•	0.53	1.14	0.64		—	—	0.64		12.07
12-31-09	11.08	0.53	•	0.75	1.28	0.79		—	—	0.79		11.57
12-31-08	13.22	0.64	•	(1.73)	(1.09)	0.75		0.30	—	1.05		11.08
12-31-07	12.96	0.69	•	0.08	0.77	0.51		—	—	0.51		13.22
12-31-06	12.97	0.65	•	(0.12)	0.53	0.54		—	—	0.54		12.96
Class S
06-30-11	12.01	0.28		0.14	0.42	0.00	*	—	—	0.00	*	12.43
12-31-10	11.52	0.57	•	0.52	1.09	0.60		—	—	0.60		12.01
12-31-09	11.00	0.50	•	0.75	1.25	0.73		—	—	0.73		11.52
12-31-08	13.14	0.60	•	(1.72)	(1.12)	0.72		0.30	—	1.02		11.00
12-31-07	12.89	0.65	•	0.08	0.73	0.48		—	—	0.48		13.14
12-31-06	12.91	0.61	•	(0.12)	0.49	0.51		—	—	0.51		12.89
Class S2
06-30-11	12.08	0.28	•	0.14	0.42	0.00	*	—	—	0.00	*	12.50
12-31-10	11.59	0.55	•	0.53	1.08	0.59		—	—	0.59		12.08
02-27-09(4)-12-31-09	10.79	0.42	•	1.15	1.57	0.77		—	—	0.77		11.59

		Ratios to average net assets							Supplemental data
	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments, if any(2)(3)		Expenses net of all reductions/additions(2)(3)		Net investment income (loss)(2)(3)		Net assets, end of year or period	Portfolio turnover rate

Year or period ended	(%)	(%)	(%)		(%)		(%)		($000's)	(%)
ING Small Company Portfolio
Class ADV
06-30-11	5.44	1.34	1.34		1.34		(0.08)		7,032	31
12-31-10	23.75	1.34	1.34	†	1.34	†	0.25	†	3,253	86
12-31-09	26.96	1.36	1.36	†	1.36	†	0.67	†	36	128
12-16-08(4)-12-31-08	4.04	1.35	1.35	†	1.35	†	0.65	†	3	145
Class I
06-30-11	5.67	0.84	0.84		0.84		0.37		540,278	31
12-31-10	24.38	0.84	0.84	†	0.84	†	0.51	†	503,739	86
12-31-09	27.56	0.86	0.86	†	0.86	†	0.67	†	437,930	128
12-31-08	(31.05)	0.85	0.85	†	0.85	†	0.71	†	420,626	145
12-31-07	5.90	0.84	0.84	†	0.84	†	1.16	†	603,492	106
12-31-06	16.79	0.85	0.85	†	0.85	†	0.26	†	512,446	83
Class S
06-30-11	5.57	1.09	1.09		1.09		0.12		126,893	31
12-31-10	24.00	1.09	1.09	†	1.09	†	0.29	†	122,286	86
12-31-09	27.33	1.11	1.11	†	1.11	†	0.43	†	78,790	128
12-31-08	(31.28)	1.10	1.10	†	1.10	†	0.71	†	44,764	145
12-31-07	5.68	1.09	1.09	†	1.09	†	0.90	†	2,890	106
12-31-06	16.07	1.10	1.10	†	1.10	†	(0.24	)†	2,162	83
Class S2
06-30-11	5.49	1.34	1.24		1.24		0.11		241	31
12-31-10	23.85	1.34	1.24	†	1.24	†	0.40	†	50	86
02-27-09(4)-12-31-09	58.73	1.36	1.26	†	1.26	†	0.27	†	5	128
ING Intermediate Bond Portfolio
Class ADV
06-30-11	3.41	1.00	1.00		1.00		4.38		7,566	177
12-31-10	9.01	1.00	1.00	†	1.00	†	4.56	†	4,315	438
12-31-09	11.08	1.01	1.01	†	1.01	†	4.08	†	1	692
12-31-08	(9.16)	1.01	1.00	†	1.00	†	4.58	†	1	666
12-31-07	5.60 (a)	0.99	0.99	†	0.99	†	4.77	†	1	438
12-20-06(4)-12-31-06	(0.30)	0.99	0.99	†	0.99	†	6.82	†	1	390
Class I
06-30-11	3.65	0.50	0.50		0.50		4.80		1,179,640	177
12-31-10	9.84	0.50	0.50	†	0.50	†	4.93	†	1,217,280	438
12-31-09	11.57	0.51	0.51	†	0.51	†	4.62	†	1,236,593	692
12-31-08	(8.41)	0.51	0.50	†	0.50	†	5.05	†	1,803,886	666
12-31-07	5.95 (a)	0.49	0.49	†	0.49	†	5.19	†	2,267,008	438
12-31-06	4.06	0.49	0.49	†	0.49	†	4.97	†	1,909,376	390
Class S
06-30-11	3.51	0.75	0.75		0.75		4.55		1,267,590	177
12-31-10	9.51	0.75	0.75	†	0.75	†	4.67	†	1,292,731	438
12-31-09	11.38	0.76	0.76	†	0.76	†	4.41	†	1,279,655	692
12-31-08	(8.73)	0.76	0.75	†	0.75	†	4.82	†	1,153,518	666
12-31-07	5.70 (a)	0.74	0.74	†	0.74	†	4.92	†	1,079,662	438
12-31-06	3.77	0.74	0.74	†	0.74	†	4.69	†	620,849	390
Class S2
06-30-11	3.49	1.00	0.90		0.90		4.62		181	177
12-31-10	9.29	1.00	0.90	†	0.90	†	4.50	†	3	438
02-27-09(4)-12-31-09	14.59	1.01	0.91	†	0.91	†	4.31	†	3	692

See Accompanying Notes to Financial Statements
16

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations					Less distributions
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)		Total from investment operations		From net investment income		From net realized gains		From return of capital	Total distributions		Net asset value, end of year or period

Year or period ended	($)	($)	($)		($)		($)		($)		($)	($)		($)
ING Money Market Portfolio(b)
Class I
06-30-11	1.00	0.00 *	0.00	*	0.00	*	0.00	*	0.00	*	—	0.00	*	1.00
12-31-10	1.00	0.00 *	0.00	*	0.00	*	0.00	*	—		0.00 *	0.00	*	1.00
12-31-09	1.00	0.00 *	0.00	*	0.00	*	0.00	*	0.00	*	—	0.00	*	1.00
12-31-08	1.05	0.02	0.00		0.02		0.07		—		—	0.07		1.00
12-31-07	1.04	0.05	(0.00)		0.05		0.04		—		—	0.04		1.05
12-31-06	1.02	0.05	0.00		0.05		0.03		—		—	0.03		1.04
Class S
06-30-11	1.00	0.00 *	0.00	*	0.00	*	0.00	*	0.00	*	—	0.00	*	1.00
03-15-10(4)-12-31-10	1.00	0.00 *	0.00	*	0.00	*	0.00	*	—		—	0.00	*	1.00
ING BlackRock Science and Technology Opportunities Portfolio
Class ADV
06-30-11	5.83	(0.02)	0.16		0.14		—		—		—	—		5.97
12-31-10	4.94	(0.03)•	0.92		0.89		—		—		—	—		5.83
12-31-09	3.25	(0.02)	1.71		1.69		—		—		—	—		4.94
12-16-08(4)-12-31-08	3.29	(0.01)	(0.03)		(0.04)		—		—		—	—		3.25
Class I
06-30-11	5.94	(0.01)	0.17		0.16		—		—		—	—		6.10
12-31-10	5.01	(0.01)	0.94		0.93		—		—		—	—		5.94
12-31-09	3.28	(0.01)	1.74		1.73		—		—		—	—		5.01
12-31-08	5.45	0.00 *	(2.17)		(2.17)		—		—		—	—		3.28
12-31-07	4.58	(0.01)	0.88		0.87		—		—		—	—		5.45
12-31-06	4.27	(0.01)	0.32		0.31		—		—		—	—		4.58
Class S
06-30-11	5.86	(0.01)	0.16		0.15		—		—		—	—		6.01
12-31-10	4.96	(0.02)	0.92		0.90		—		—		—	—		5.86
12-31-09	3.25	(0.02)	1.73		1.71		—		—		—	—		4.96
12-31-08	5.42	(0.01)	(2.16)		(2.17)		—		—		—	—		3.25
12-31-07	4.56	(0.02)	0.88		0.86		—		—		—	—		5.42
12-31-06	4.27	(0.02)	0.31		0.29		—		—		—	—		4.56
Class S2
06-30-11	5.85	(0.01)	0.15		0.14		—		—		—	—		5.99
12-31-10	4.95	(0.03)•	0.93		0.90		—		—		—	—		5.85
02-27-09(4)-12-31-09	3.01	(0.02)•	1.96		1.94		—		—		—	—		4.95

		Ratios to average net assets						Supplemental data
	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments, if any(2)(3)		Expenses net of all reductions/additions(2)(3)		Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate

Year or period ended	(%)	(%)	(%)		(%)		(%)	($000's)	(%)
ING Money Market Portfolio(b)
Class I
06-30-11	0.02	0.33	0.28		0.28		0.00 *	1,196,175	—
12-31-10	0.24	0.34	0.31	†	0.31	†	0.02 †	1,069,947	—
12-31-09	0.33	0.37	0.37		0.37		0.25	1,328,429	—
12-31-08	2.67	0.35	0.35		0.35		2.66	1,798,833	—
12-31-07	5.13	0.33	0.33		0.33		5.03	1,711,139	—
12-31-06	4.88	0.34	0.34		0.34		4.79	1,355,850	—
Class S
06-30-11	0.02	0.58	0.28		0.28		0.00 *	279	—
03-15-10(4)-12-31-10	0.00	0.59	0.36	†	0.36	†	0.00 †	313	—
ING BlackRock Science and Technology Opportunities Portfolio
Class ADV
06-30-11	2.40	1.56	1.55		1.55		(0.63)	10,125	32
12-31-10	18.02	1.55	1.55		1.55		(0.66)	5,609	52
12-31-09	52.00	1.57	1.55		1.55		(0.92)	54	74
12-16-08(4)-12-31-08	(1.22)	1.58	1.56		1.56		(2.08)	3	137
Class I
06-30-11	2.69	1.06	1.05		1.05		(0.17)	129,404	32
12-31-10	18.56	1.05	1.05		1.05		(0.20)	121,443	52
12-31-09	52.74	1.07	1.05		1.05		(0.13)	100,726	74
12-31-08	(39.82)	1.08	1.06		1.06		0.09	55,899	137
12-31-07	19.00	1.08	1.08		1.08		(0.24)	97,943	84
12-31-06	7.26	1.08	1.08		1.08		(0.29)	81,599	129
Class S
06-30-11	2.56	1.31	1.30		1.30		(0.42)	266,137	32
12-31-10	18.15	1.30	1.30		1.30		(0.45)	274,471	52
12-31-09	52.62	1.32	1.30		1.30		(0.41)	230,138	74
12-31-08	(40.04)	1.33	1.31		1.31		(0.02)	89,548	137
12-31-07	18.86	1.33	1.33		1.33		(0.50)	1,140	84
12-31-06	6.79	1.33	1.33		1.33		(0.51)	551	129
Class S2
06-30-11	2.39	1.56	1.45		1.45		(0.53)	199	32
12-31-10	18.18	1.55	1.45		1.45		(0.51)	40	52
02-27-09(4)-12-31-09	64.45	1.57	1.45		1.45		(0.56)	5	74

(1)  Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)  Annualized for periods less than one year.

(3)  Expense ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by the Investment Adviser and/or Distributor or reductions from brokerage commission recapture arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor but prior to reductions from brokerage commission recapture arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)  Commencement of operations.

*  Amount is less than $0.005 or more than $(0.005).

•  Calculated using average number of shares outstanding throughout the period.

†  Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income or loss ratio (Note 4).

(a)  There was no impact on total return by the affiliate payment.

(b)  NAV and per share amounts have been restated to reflect the stock split that occurred on October 7, 2008. Effective October 7, 2008, the Portfolio converted to a stable share price of $1.00 per share. In connection with this change, the Portfolio utilized a stock split and distributed additional shares to its shareholders (adjustment factor: 12.926 shares to 1 share) such that each shareholder's proportionate interest and aggregate value of investment in the Portfolio remained the same.

See Accompanying Notes to Financial Statements
17

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED)

NOTE 1 — ORGANIZATION

Organization. The ING Variable Product Funds are comprised of ING Balanced Portfolio, Inc., ING Variable Funds, ING Variable Portfolios, Inc., ING Intermediate Bond Portfolio, and ING Money Market Portfolio (collectively, "Registrants"), all of which are open-end investment management companies registered under the Investment Company Act of 1940, as amended ("1940 Act" or "Act").

ING Balanced Portfolio, Inc. is a company incorporated under the laws of Maryland on December 14, 1988 with one diversified series, ING Balanced Portfolio ("Balanced"). ING Variable Funds is a business trust formed under the laws of Massachusetts on January 25, 1984 with one diversified series, ING Growth and Income Portfolio ("Growth and Income"). ING Variable Portfolios, Inc. is a company incorporated under the laws of Maryland on June 4, 1996 and has nineteen separate active diversified and non-diversified series. The two diversified series that are in this report are: ING Small Company Portfolio ("Small Company"), and ING BlackRock Science and Technology Opportunities Portfolio ("Science and Technology Opportunities"). ING Intermediate Bond Portfolio is a business trust formed under the laws of Massachusetts on January 25, 1984 with one diversified series, ING Intermediate Bond Portfolio ("Intermediate Bond"). ING Money Market Portfolio is a business trust formed under the laws of Massachusetts on January 25, 1984 with one diversified series, ING Money Market Portfolio ("Money Market"). Each of the portfolios is a "Portfolio" and collectively, they are the "Portfolios".

Each Portfolio offers at least two of the following classes of shares: Adviser ("ADV") Class, Class I, Class S and Service 2 Class (Class "S2") shares. Each class has equal rights as to class and voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolios and earn income and realized gains/losses from the Portfolios pro rata based on the average daily net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Each Portfolio's shares may be offered to insurance company separate accounts serving as investment options under Variable Contracts, Qualified Plans outside the separate account context, custodial accounts, certain investment advisers and their affiliates in connection with the creation or management of the Portfolios, other investment companies and other investors, as permitted.

Small Company is closed to new shareholders, except for shares purchased by: (1) certain insurance company separate accounts that are currently offering the Portfolio as an investment option under Variable Contracts; (2) certain Qualified Plans outside the separate account context; (3) custodial accounts; (4) certain investment advisers and their affiliates in connection with the creation or management of the Portfolio; and (5) registered investment companies. Investments by currently invested separate accounts, Qualified Plans, custodial accounts, certain investment advisers and their affiliates, and investment companies may be made on behalf of existing and future participants. The closure does not affect share purchases through the reinvestment of dividends and distributions.

ING Investments, LLC serves as the investment adviser ("ING Investments" or the "Investment Adviser") to the Portfolios. ING Investment Management Co. ("ING IM") serves as the sub-adviser to each of the Portfolios except Science and Technology Opportunities. ING Funds Services, LLC serves as the administrator ("IFS" or the "Administrator") for the Portfolios. ING Investments Distributor, LLC ("IID" or the "Distributor") serves as the principal underwriter to the Portfolios.

The Investment Adviser, ING IM, IFS and IID are indirect, wholly-owned subsidiaries of ING Groep N.V. ("ING Groep"). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services.

ING Groep has adopted a formal restructuring plan that was approved by the European Commission in November 2009 under which the ING life insurance businesses, including the retirement services and investment management businesses, which include the Investment Adviser and its affiliates, would be separated from by ING Groep by the end of 2013. To achieve this goal, ING Groep announced in November 2010 that it plans to pursue two separate initial public offerings: one a U.S. focused offering that would include U.S. based insurance, retirement

18

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 1 — ORGANIZATION (continued)

services, and investment management operations; and the other a European based offering for European and Asian based insurance and investment management operations. There can be no assurance that the restructuring plan will be carried out through two offerings or at all.

The restructuring plan and the uncertainty about its implementation, whether implemented through the planned public offerings or through other means, in whole or in part, may be disruptive to the businesses of ING entities, including the ING entities that service the Portfolios, and may cause, among other things, interruption or reduction of business and services, diversion of management's attention from day-to day operations, and loss of key employees or customers. A failure to complete the offerings or other means of implementation on favorable terms could have a material adverse impact on the operations of the businesses subject to the restructuring plan. The restructuring plan may result in the Investment Adviser's and/or Sub-Advisers' loss of access to services and resources of ING Groep, which could adversely affect their businesses and profitability. In addition, the divestment of ING businesses, including the Investment Adviser and Sub-Advisers, may potentially be deemed a "change of control" of each entity. A change of control would result in the termination of the Portfolios' advisory and sub-advisory agreements, which would trigger the necessity for new agreements that would require approval of the board, and may trigger the need for shareholder approval. Currently, the Investment Adviser does not anticipate that the restructuring will have a material adverse impact on the Portfolios or their operations and administration.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Such policies are in conformity with U.S. generally accepted accounting principles ("GAAP") for investment companies.

A.  Security Valuation. All investments in securities are recorded at their estimated fair value, as described below. Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ are valued at the NASDAQ official closing prices. Securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies are valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities acquired with more than 60 days to maturity are valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as yields, maturities, liquidity, ratings and traded prices in similar or identical securities. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics. U.S. government obligations are valued by using market quotations or independent pricing services that use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Investments in open-end mutual funds are valued at net asset value ("NAV"). Investments in securities of sufficient credit quality maturing in 60 days or less are valued at amortized cost which approximates fair value.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities, which are subject to limitations as to their sale) are valued at their fair values, as defined in the 1940 Act, and as determined in good faith by or under the supervision of the Portfolios' Board of Directors/Trustees ("Board"), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Portfolio calculates its net asset value may also be valued at their fair values as defined by the 1940 Act, and as determined in good faith by or under the supervision of the Board, in accordance with methods that are specifically authorized by the Board. All such fair valuations are made in accordance with valuation procedures of the Portfolios (the "Valuation Procedures") which have been approved by the Board. The valuation techniques applied in any specific instance are set forth in the Valuation Procedures and may vary from case to case. With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to the Portfolios

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

related to registration of the security, as well as factors relevant to the issuer itself. Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies' securities. The value of a foreign security traded on an exchange outside the United States is generally based on its price on the principal foreign exchange where it trades as of the time a Portfolio determines its NAV or if the foreign exchange closes prior to the time a Portfolio determines its NAV, the most recent closing price of the foreign security on its principal exchange. Trading in certain non-U.S. securities may not take place on all days on which the New York Stock Exchange ("NYSE") is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of a Portfolio's NAV may not take place contemporaneously with the determination of the prices of securities held by a Portfolio in foreign securities markets. Further, the value of a Portfolio's assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of a Portfolio. In calculating a Portfolio's NAV, foreign securities denominated in foreign currency are converted to U.S. dollar equivalents. If an event occurs after the time at which the market for foreign securities held by a Portfolio closes but before the time that a Portfolio's NAV is calculated, such event may cause the closing price on the foreign exchange to not represent a readily available reliable market value quotation for such securities at the time a Portfolio determines its NAV. In such a case, a Portfolio will use the fair value of such securities as determined under a Portfolio's valuation procedures. Events after the close of trading on a foreign market that could require a Portfolio to fair value some or all of its foreign securities include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis in the determination of a security's fair value, the Board has authorized the use of one or more independent research services to assist with such determinations. An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its NAV. There can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of the behavior of such markets on the fair value of securities, or that such markets will continue to behave in a fashion that is consistent with such models. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that a Portfolio could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, a Portfolio is not obligated to use the fair valuations suggested by any research service, and valuation recommendations provided by such research services may be overridden if other events have occurred or if other fair valuations are determined in good faith to be more accurate. Unless an event is such that it causes a Portfolio to determine that the closing prices for one or more securities do not represent readily available reliable market value quotations at the time a Portfolio determines its NAV, events that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in a Portfolio's NAV.

Money Market uses the amortized cost method to value its portfolio securities, which approximates fair value. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates or the fair value of the security.

Fair value is defined as the price that the Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1," inputs other than quoted prices for an asset or liability that are observable are classified as "Level 2" and unobservable inputs, including the adviser's or sub-adviser's, judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality which are valued at amortized cost, which approximates fair value, are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Portfolios' investments under these levels of classification is included following the Summary Portfolios of Investments.

For the six months ended June 30, 2011, there have been no significant changes to the fair valuation methodologies.

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

B.  Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.

C.  Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)  Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2)  Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities' current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Portfolio's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments, which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

D.  Risk Exposures and the use of Derivative Instruments. Certain Portfolios' investment strategies permit the Portfolios to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to market risk factors. This may allow a Portfolio to pursue its objectives more quickly, and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors. In pursuit of its investment objectives, a Portfolio may seek to use derivatives to increase or decrease its exposure to the following market risk factors:

Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer durations,

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter durations.

Risks of Investing in Derivatives. A Portfolio's use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of a Portfolio to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because a Portfolio is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments. Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and a Portfolio. Associated risks are not the risks that a Portfolio is attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that a Portfolio will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Associated risks can be different for each type of derivative and are discussed by each derivative type in the following notes.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio's derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties that they believe to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio has entered into master netting arrangements, established within each Portfolio's International Swap and Derivatives Association, Inc. Master Agreements ("Master Agreements"). These agreements are with select counterparties and they govern transactions, including certain over-the-counter ("OTC") derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

As of June 30, 2011, the maximum amount of loss that Balanced, Intermediate Bond, and Science and Technology Opportunities would incur if the counterparties to its derivative transactions failed to perform would be $2,362,025, $2,318,036 and $1,831, respectively, which represents the gross payments to be received by the Portfolios on open swaps, forward foreign currency contracts and purchased options were they to be unwound as of June 30, 2011. At June 30, 2011, no collateral was posted by the counterparties to reduce the risk of loss.

Each Portfolio has credit related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit related contingent features are established between each Portfolio and their derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio's net assets and or a percentage decrease in a Portfolio's NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

counterparty. The contingent features are established within each Portfolio's Master Agreements.

As of June 30, 2011, Balanced, Intermediate Bond, and Science and Technology Opportunities had a net liability position of $3,959,680, $12,336,985 and $440,843, respectively, on open swaps, forward foreign currency contract and written options with credit related contingent features. If a contingent feature would have been triggered as of June 30, 2011, the Portfolio's could have been required to pay this amount in cash to its counterparties. As of June 30, 2011, Balanced and Intermediate Bond have posted $451,000 and $5,863,000, respectively, for open OTC derivative transactions with their respective counterparties.

E.  Forward Foreign Currency Transactions and Futures Contracts. Certain Portfolios may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. When entering into a forward foreign currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed upon future date. A Portfolio either enters into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or uses forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

During the six months ended June 30, 2011, the following Portfolios had average contract amounts on forward foreign currency contracts to buy and sell as disclosed below:

	Buy	Sell
Balanced	$128,464,911	$116,319,090
Intermediate	—	265,767,656
Science and Technology Opportunities	3,198,135	10,101,793

Each Portfolio, with the exception of Money Market, may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. A Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when each Portfolio's assets are valued.

Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. Open futures contracts are reported on a table following each Portfolio's Summary Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Summary Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statements of Operations. Realized gains (losses) are reported in the Statements of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the six months ended June 30, 2011, Balanced and Intermediate Bond have purchased and sold futures contracts on various equity indices (Balanced only), bonds, and notes. Balanced purchased equity futures to increase exposure to equity risk. Both Balanced and Intermediate Bond purchased and sold futures on bonds and notes as part of their duration management. Growth and Income entered into equity futures to "equitize" cash. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where a Portfolio is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of a Portfolio's securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange

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NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. During the six months ended June 30, 2011, the following Portfolios had average notional values on futures contracts purchased and sold as disclosed below:

	Purchased	Sold
Balanced	$84,712,582	$60,988,444
Growth and Income	11,844,967	—
Intermediate Bond	494,711,014	617,589,541

F.  Options Contracts. Certain Portolios may write call and put options on futures, swaps ("swaptions"), securities, commodities or foreign currencies it owns or in which it may invest. Writing put options tends to increase the Portfolios exposure to the underlying instrument. Writing call options tends to decrease the Portfolios exposure to the underlying instrument. When a Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. A Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolios may not be able to enter into a closing transaction because of an illiquid market. The Portfolios may also purchase put and call options. Purchasing call options tends to increase the Portfolios exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolios exposure to the underlying instrument. The Portfolios pay a premium which is included on the Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

During the six months ended June 30, 2011, Balanced and Intermediate Bond have purchased and written foreign currency options to gain exposure to currencies and to generate income. Please refer to the Summary Portfolio of Investments for open purchased foreign currency options and the table following the Summary Portfolio of Investments for open written foreign currency options at June 30, 2011 for Balanced.

During the six months ended June 30, 2011, Balanced and Intermediate Bond have purchased and written interest rate swaptions to gain exposure to interest rates and to generate income. Please refer to each respective Summary Portfolio of Investments for open purchased interest rate swaptions and the tables following each respective Summary Portfolio of Investments for open written interest rate swaptions at June 30, 2011.

Please refer to Note 9 for the volume of both purchased and written option activity during the six months ended June 30, 2011.

G.  Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Balanced, Small Company and Science and Technology Opportunities declare and pay dividends annually. Growth and Income and Intermediate Bond, declare and pay dividends semi-annually. Money Market declares dividends daily and pays dividends, if any, monthly. Each Portfolio distributes capital gains, if any, annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies.

H.  Federal Income Taxes. It is the policy of the Portfolios to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios' tax positions taken on federal income tax returns for all open tax years in making this determination. No capital

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.

I.  Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

J.  Repurchase Agreements. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Portfolio will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreements, plus accrued interest, being invested by the Portfolio. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest is at least equal to the repurchase price. There would be potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral, and it might incur disposition costs in liquidating the collateral.

K.  Securities Lending. Each Portfolio (except Money Market) has the option to temporarily loan up to 33 1/3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender's fee. The borrower is required to fully collateralize the loans with cash or U.S. government securities. Generally, in the event of counterparty default, a Portfolio has the right to use collateral to offset losses incurred. There would be potential loss to a Portfolio in the event a Portfolio is delayed or prevented from exercising its right to dispose of the collateral. A Portfolio bears the risk of loss with respect to the investment of collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.

L.  Restricted Securities. The Portfolios may invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933 ("1933 Act") or securities offered pursuant to Section 4(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value, as defined by the Act, determined under procedures approved by the Board.

M.  When-Issued and Delayed-Delivery Transactions. Each Portfolio may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of such is identified in the Summary Portfolio of Investments. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios are required to hold liquid assets as collateral with the Portfolios' custodian sufficient to cover the purchase price.

N.  Mortgage Dollar Roll Transactions. Each Portfolio, except Small Company, may engage in dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corp. In a dollar roll transaction, a Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker/dealer, and simultaneously agrees to repurchase a substantially similar (i.e., same type, coupon, and maturity) security from the institution on a delayed delivery basis at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. The Portfolios account for dollar roll transactions as purchases and sales.

O.  Swap Agreements. Certain Portfolios may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). The swap agreement will specify the "notional" amount of the asset or non-asset reference to which the contract relates. Subsequent changes in fair value, if any, are

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. A Portfolio may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported following each Portfolio's Summary Portfolio of Investments.

Swaps are marked to market daily using quotations primarily from third party pricing services, counterparties or brokers. The value of the swap contract is recorded on each Portfolio's Statement of Assets or Liabilities. During the term of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the Statement of Operations. Upfront payments paid or received by a Portfolio when entering into the agreements are reported on the Statement of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statement of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on each Portfolio's Statement of Operations upon termination or maturity of the swap. A Portfolio also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statement of Operations.

Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on each Portfolio's Statement of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.

Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs.

A Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, a Portfolio may execute these contracts to manage its exposure to the market or certain sectors of the market. Certain Portfolios may also enter into credit default swaps to speculate on changes in an issuer's credit quality, to take advantage of perceived spread advantages, or to offset an existing short equivalent (i.e. buying protection on an equivalent reference entity).

Certain Portfolios may sell credit default swaps which expose these Portfolios to the risk of loss from credit risk related events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. If a Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default

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NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio's Summary Portfolio of Investment and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting fair values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30, 2011, for which a Portfolio is seller of protection are disclosed in each Portfolio's Summary Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.

For the six months ended June 30, 2011, both Balanced and Intermediate Bond have purchased credit protection through credit default swaps to decrease exposure to the credit risk of individual securities and to hedge against anticipated potential credit events.

For the six months ended June 30, 2011, both Balanced and Intermediate Bond have sold credit protection through credit default swaps to gain exposure to the credit risk of individual securities that are either unavailable or considered to be less attractive in the bond market.

For the six months ended June 30, 2011, Balanced and Intermediate Bond had average notional amounts of $1,383,000 and $18,921,000 on credit default swaps to buy protection and average notional amounts of $1,144,000 and $15,479,000 on credit default swaps to sell protection, respectively.

Interest Rate Swap Contracts. An interest rate swap involves the agreement between counterparties to exchange periodic payments based on interest rates. One payment will be based on a floating rate of a specified interest rate while the other will be a fixed rate. Risks involve the future fluctuations of interest rates in which a Portfolio may make payments that are greater than what a Portfolio received from the counterparty. Other risks include credit, liquidity and market risk.

For the six months ended June 30, 2011, Balanced and Intermediate Bond have entered into interest rate swaps in which they pay a floating interest rate and receive a fixed interest rate ("Long interest rate swap") in order to increase exposure to interest rate risk. Average notional amounts on long interest rate swaps were $47,486,293 and $199,111,317, respectively.

For the six months ended June 30, 2011, Balanced and Intermediate Bond have entered into interest rate swaps in which it pays a fixed interest rate and receives a floating interest rate ("Short interest rate swap") in order to decrease exposure to interest rate risk. Average notional amounts on short interest rate swaps were $36,467,260 and $15,479,000, respectively.

Balanced and Intermediate Bond entered into interest rate swaps to adjust interest rate and yield curve exposures and to substitute for physical fixed-income securities. Please refer to the tables following the Summary Portfolio of Investments for open interest rate swaps at June 30, 2011.

Cross-Currency Swap Agreements. Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

For the six months ended June 30, 2011, Balanced had an average notional amount of $2,062,970 and $2,010,556 on currency bought and sold, respectively, on cross-currency swaps.

27

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

For the six months ended June 30, 2011, Balanced has entered into cross-currency swaps to gain or mitigate exposure to foreign currency risk. Please refer to the table following the Summary Portfolio of Investments for open cross currency swaps at June 30, 2011.

P.  Indemnifications. In the normal course of business, the Registrants may enter into contracts that provide certain indemnifications. The Registrants' maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the six months ended June 30, 2011, the cost of purchases and the proceeds from the sales of securities, excluding short-term and U.S. government securities, were as follows:

	Purchases	Sales
Balanced	$317,060,576	$351,244,299
Growth and Income	1,650,635,944	1,730,678,792
Small Company	202,878,931	201,984,214
Intermediate Bond	1,046,934,726	1,248,827,280
Science and Technology Opportunities	135,696,453	134,074,946

U.S. government securities not included above were as follows:

	Purchases	Sales
Balanced	$408,629,254	$401,019,864
Intermediate Bond	3,643,565,877	3,450,611,563

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

The Portfolios entered into investment management agreements ("Investment Management Agreements") with the Investment Adviser. The Investment Management Agreements compensate the Investment Adviser with a fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:

Balanced	0.500%
Growth and Income	0.500% on first $10 billion; 0.450% on next $5 billion; and 0.425% over $15 billion
Small Company	0.750%
Intermediate Bond	0.400%
Money Market	0.250%
Science and Technology Opportunities	0.950%

The Investment Adviser entered into sub-advisory agreements with ING IM. ING IM acts as sub-adviser to all Portfolios except for Science and Technology Opportunities. Subject to such policies as the Board or the Investment Adviser may determine, ING IM manages the Portfolios' assets in accordance with the Portfolios' investment objectives, policies, and limitations.

BlackRock Advisors, LLC ("BlackRock"), serves as Sub-Adviser to Science and Technology Opportunities pursuant to a Sub-Advisory Agreement, effective February 2, 2007, between the Investment Adviser and BlackRock.

Pursuant to administration agreements, IFS acts as administrator and provides certain administrative and shareholder services necessary for Portfolio operations and is responsible for the supervision of other service providers.

IFS is entitled to receive from each Portfolio a fee at an annual rate of 0.055% on the first $5 billion of daily net assets and 0.03% thereafter.

In placing equity security transactions, each sub-adviser is required to use its best efforts to choose a broker capable of providing brokerage services necessary to obtain the best execution for each transaction. Subject to this requirement, each sub-adviser may allocate equity security transactions through certain designated broker-dealers. Some of these broker-dealers participate in commission recapture programs that have been established for the benefit of the Portfolios. Under these programs, the participating broker-dealers will return to a Portfolio a portion of the brokerage commissions (in the form of a credit to a Portfolio) paid to the broker-dealers to pay certain expenses of a Portfolio. These commission recapture payments benefit the Portfolios and not the sub-adviser. Any amount credited to a Portfolio is recognized as brokerage commission recapture in the Statements of Operations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

ADV Class and Class S2 shares of the respective Portfolios are subject to a Shareholder Service and Distribution Plan (the "Plan"). Under the Plan, the Distributor is paid an annual shareholder service fee at the rate of 0.25% and an annual distribution fee at the rate of 0.25% of the average daily net assets attributable to its ADV Class and Class S2 shares. The Distributor has contractually agreed to waive a portion of its fee equal to 0.10% of the average daily net assets attributable to the distribution fee paid by Class S2 of the Portfolios, so that the actual fee paid by a Portfolio is an annual rate of 0.15%. The expense waiver will continue through at least May 1, 2012. For the six months ended June 30, 2011, the Distributor

28

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 5 — DISTRIBUTION AND SERVICE FEES (continued)

for Growth and Income, Small Company, Intermediate Bond and Science and Technology Opportunities waived $2, $87, $43 and $89, respectively. Additionally, effective January 22, 2011, the Distributor has contractually agreed to waive a portion of its fee equal to 0.05% of the average daily net assets attributable to the distribution fee paid by ADV Class of Growth and Income, so that the actual fee paid by the Portfolio is an annual rate of 0.20%. The expense waiver will continue through at least May 1, 2012.

Class S shares of the respective Portfolios have adopted either a Distribution Plan or a Shareholder Service and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (collectively, the "12b-1 Plans"), whereby the Distributor is compensated by each Portfolio for expenses incurred for Shareholder Servicing and/or the distribution of each Portfolio's shares. Pursuant to the 12b-1 Plans, the Distributor is entitled to a payment each month to compensate for expenses incurred in the distribution and promotion of each Portfolio's shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees paid to securities dealers who have executed a distribution agreement with the Distributor. Under the 12b-1 Plans, Class S shares of the Portfolios pay the Distributor a fee calculated at an annual rate of 0.25% of average daily net assets. For Money Market, effective March 15, 2010, the Distributor agreed to waive 0.10% of average daily net assets attributable to distribution fees for Class S shares through May 1, 2012. During the six months ended June 30, 2011, the Distributor for Money Market waived $144.

IID and ING Investments have contractually agreed to waive a portion of their distribution and/or shareholder servicing fees and management fees, as applicable, and to reimburse certain expenses to the extent necessary to assist Money Market in maintaining a yield of not less than zero. There is no guarantee that Money Market will maintain such a yield. Management fees waived or expenses reimbursed are subject to possible recoupment by ING Investments, as applicable, within three years subject to certain restrictions. For the six months ended June 30, 2011, IID waived $215 of Class S specific distribution fees and ING Investments waived $312,760 of management fees for Money Market to maintain a yield of not less than zero. This expense waiver or reimbursement may be discontinued at any time. Please note that these waivers or reimbursements are in addition to existing contractual expense limitations, if any.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES

At June 30, 2011, the Portfolios had the following amounts recorded as payable to affiliates on the accompanying Statements of Assets and Liabilities (see Notes 4 and 5):

	Accrued Investment Management Fees	Accrued Administrative Fees	Accrued Shareholder Service and Distribution Fees	Total
Balanced	$250,308	$27,533	$1,436	$279,277
Growth and Income	1,641,973	180,612	586,455	2,409,040
Small Company	403,690	29,603	28,496	461,789
Intermediate Bond	818,234	112,504	266,699	1,197,437
Money Market	165,116	54,096	35	219,247
Science and Technology Opportunities	313,785	18,072	58,180	390,037

The Registrants have adopted a Deferred Compensation Plan (the "Policy"), which allows eligible non-affiliated directors as described in the Policy to defer the receipt of all or a portion of the directors' fees payable. Amounts deferred are treated as though invested in various "notional" funds advised by ING Investments until distribution in accordance with the Policy.

At June 30, 2011, the following ING Portfolios or indirect, wholly owned subsidiaries of ING Groep owned more than 5% of the following Portfolios:

Subsidiary/ING Portfolio	Porfolio	Percentage
ING Life Insurance & Annuity Company	Balanced	90.78%
	Growth and Income	42.80%
	Small Company	48.05%
	Intermediate Bond	36.83%
	Money Market	81.99%
	Science and Technology Opportunities	31.07%
ING USA Annuity and Life Insurance	Growth and Income	43.25%
	Small Company	16.05%
	Intermediate Bond	50.42%
	Science and Technology Opportunities	63.51%
ING Solution 2025 Portfolio	Small Company	7.78%
ING Solution 2035 Portfolio	Small Company	8.30%
ING Solution 2045 Portfolio	Small Company	5.36%

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. The 1940 Act defines affiliates as companies that are under common control. Therefore, because the Portfolios have a common owner that owns over 25% of the outstanding securities of the Portfolios, they may be deemed to be

29

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES (continued)

affiliates of each other. Investment activities of these shareholders could have a material impact on the Portfolios.

NOTE 7 — EXPENSE LIMITATION AGREEMENTS

ING Investments entered into written expense limitation agreements ("Expense Limitation Agreements") with each of the following Portfolios whereby the Investment Adviser has agreed to limit expenses, excluding interest expense, taxes, brokerage commissions and extraordinary expenses (and acquired fund fees and expenses) to the levels listed below:

	Class ADV	Class I	Class S	Class S2
Small Company	1.45%	0.95%	1.20%	1.35%
Science and Technology Opportunities	1.55%	1.05%	1.30%	1.45%

The Investment Adviser may at a later date recoup from a Portfolio management fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Portfolio's expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Manager are reflected on the accompanying Statements of Assets and Liabilities for each Portfolio.

As of June 30, 2011, the amount of waived and reimbursed fees that are subject to recoupment by the Investment Adviser, and the related expiration dates are as follows:

	June 30,
	2012	2013	2014	Total
Science and Technology Opportunities	$72,286	$7,973	$17,271	$97,530

The Expense Limitation Agreements are contractual and shall renew automatically for one-year terms unless ING Investments provides written notice of the termination of an Expense Limitation Agreement within 90 days of the end of the then current term.

NOTE 8 — LINE OF CREDIT

The Portfolios, in addition to certain other funds managed by the Investment Adviser, have entered into an unsecured committed revolving line of credit agreement (the "Credit Agreement") with The Bank of New York Mellon for an aggregate amount of $100,000,000. The proceeds may be used to: (1) temporarily finance the purchase or sale of securities; or (2) finance the redemption of shares of an investor in the funds. During the period, the funds to which the line of credit is available paid a commitment fee equal to 0.10% per annum on the daily unused portion of the committed line amount.

Generally, borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance. The following Portfolios utilized the line of credit during the six months ended June 30, 2011:

	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Balanced	14	$2,734,286	1.36%
Growth and Income	8	1,205,625	1.38%
Small Company	4	501,250	1.39%
Intermediate Bond	39	3,916,026	1.37%
Money Market	3	1,495,000	1.40%
Science and Technology Opportunities	6	796,667	1.35%

NOTE 9 — PURCHASED AND WRITTEN OPTIONS

Transactions in purchased foreign currency options for Balanced during the six months ended June 30, 2011 were as follows:

	USD Notional	Cost
Balance at 12/31/10	22,050,000	$387,345
Options Purchased	138,550,000	1,262,320
Options Terminated in Closing Sell Transactions	—	—
Options Expired	(142,600,000)	(1,493,204)
Balance at 06/30/11	18,000,000	$156,461

Transactions in purchased options on exchange traded futures contracts for Balanced during the six months ended June 30, 2011 were as follows:

	USD Notional	Cost
Balance at 12/31/10	—	$—
Options Purchased	234	182,157
Options Terminated in Closing Sell Transactions	(76)	(107,699)
Options Expired	(158)	(74,458)
Balance at 06/30/11	—	$—

Transactions in purchased interest rate swaptions for Balanced during the six months ended June 30, 2011 were as follows:

	USD Notional	Cost
Balance at 12/31/10	—	$—
Options Purchased	16,269,000	56,941
Options Terminated in Closing Sell Transactions	—	—
Options Expired	—	—
Balance at 06/30/11	16,269,000	$56,941

30

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 9 — PURCHASED AND WRITTEN OPTIONS (continued)

Transactions in written foreign currency options for Balanced Portfolio during the six months ended June 30, 2011 were as follows:

	USDPremiums Notional	Received
Balance at 12/31/10	31,850,000	$293,535
Options Written	138,250,000	1,007,406
Options Terminated in Closing Purchase Transactions	(3,300,000)	(14,025)
Options Expired	(148,800,000)	(1,224,034)
Balance at 06/30/11	18,000,000	$62,882

Transactions in written options on exchange traded futures contracts for Balanced during the six months ended June 30, 2011 were as follows:

	USDPremiums Notional	Received
Balance at 12/31/10	—	$—
Options Written	234	60,458
Options Terminated in Closing Purchase Transactions	(76)	(43,572)
Options Expired	(158)	(16,886)
Balance at 06/30/11	—	$—

Transactions in written interest rate swaptions for Balanced Portfolio during the six months ended June 30, 2011 were as follows:

	USDPremiums Notional	Received
Balance at 12/31/10	—	$—
Options Written	16,269,000	56,941
Options Terminated in Closing Purchase Transactions	—	—
Options Expired	—	—
Balance at 06/30/11	16,269,000	$56,941

Transactions in purchased foreign currency options for Intermediate Bond during the six months ended June 30, 2011 were as follows:

	USD Notional	Cost
Balance at 12/31/10	—	$—
Options Purchased	160,200,000	927,287
Options Terminated in Closing Sell Transactions	(49,000,000)	(329,280)
Options Expired	(61,400,000)	(330,332)
Balance at 06/30/11	49,800,000	$267,675

Transactions in purchased options on exchange traded futures contracts for Intermediate Bond during the six months ended June 30, 2011 were as follows:

	USD Contracts	Cost
Balance at 12/31/10	—	$—
Options Purchased	2,336	1,848,052
Options Terminated in Closing Sell Transactions	(2,336)	(1,848,052)
Options Expired	—	—
Balance at 06/30/11	—	$—

Transactions in purchased interest rate swaptions for Intermediate Bond during the six months ended June 30, 2011 were as follows:

	USD Notional	Cost
Balance at 12/31/10	—	$—
Options Purchased	161,123,000	563,931
Options Terminated in Closing Sell Transactions	—	—
Options Expired	—	—
Balance at 06/30/11	161,123,000	$563,931

Transactions in written foreign currency options for Intermediate Bond during the six months ended June 30, 2011 were as follows:

	USDPremiums Notional	Received
Balance at 12/31/10	—	$—
Options Written	160,200,000	539,619
Options Terminated in Closing Purchase Transactions	(110,400,000)	(350,130)
Options Expired	—	—
Balance at 06/30/11	49,800,000	$189,489

Transactions in written options on exchange traded futures contracts for Intermediate Bond during the six months ended June 30, 2011 were as follows:

	Contracts	Premiums Received
Balance at 12/31/10	—	$—
Options Written	2,336	618,152
Options Terminated in Closing Purchase Transactions	(2,336)	(618,152)
Options Expired	—	—
Balance at 06/30/11	—	$—

Transactions in written interest rate swaptions for Intermediate Bond during the six months ended June 30, 2011 were as follows:

	USDPremiums Notional	Received
Balance at 12/31/10	—	$—
Options Written	161,123,000	563,931
Options Terminated in Closing Purchase Transactions	—	—
Options Expired	—	—
Balance at 06/30/11	161,123,000	$563,931

31

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 10 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Balanced
Class ADV
06-30-11	—	—	—	—	—	—	—	—	—	—
12-31-10	—	—	—	(68)	(68)	—	—	—	(758)	(758)
Class I
06-30-11	429,255	—	1,319,197	(3,424,103)	(1,675,651)	5,034,558	—	15,869,939	(40,496,939)	(19,592,442)
12-31-10	329,180	—	1,591,438	(9,447,108)	(7,526,490)	3,593,953	—	17,430,474	(101,822,846)	(80,798,419)
Class S
06-30-11	8,105	—	15,255	(119,574)	(96,214)	94,688	—	182,605	(1,407,915)	(1,130,622)
12-31-10	109,991	—	19,205	(151,439)	(22,243)	1,172,653	—	209,217	(1,643,655)	(261,785)
Class S2
06-30-11	—	—	—	—	—	—	—	—	—	—
12-31-10	—	—	—	(376)	(376)	(2,993)	—	—	—	(2,993)
Growth and Income
Class ADV
06-30-11	374,528	64,105,664	264	(4,404,643)	60,075,813	8,511,741	1,425,025,006	6,158	(99,575,422)	1,333,967,483
12-31-10	193,647	38,530	2,324	(24,189)	210,312	3,961,350	714,546	50,616	(482,731)	4,243,781
Class I
06-30-11	4,158,344	—	426	(7,578,122)	(3,419,352)	95,448,623	—	10,040	(173,878,395)	(78,419,732)
12-31-10	4,936,564	6,260,609	1,050,263	(17,136,308)	(4,888,872)	99,888,902	117,185,341	23,084,783	(340,543,986)	(100,384,960)
Class S
06-30-11	241,485	—	89	(2,237,266)	(1,995,692)	5,469,643	—	2,073	(50,708,596)	(45,236,880)
12-31-10	256,483	853,542	174,734	(4,212,773)	(2,928,014)	5,131,721	15,830,977	3,810,949	(83,123,342)	(58,349,695)
Small Company
Class ADV
06-30-11	214,559	—	1,147	(24,490)	191,216	3,995,496	—	22,163	(454,288)	3,563,371
12-31-10	174,304	25,523	19	(21,358)	178,488	2,822,855	368,908	321	(352,419)	2,839,665
Class I
06-30-11	3,325,666	—	97,306	(2,915,234)	507,738	65,000,729	—	1,919,855	(56,792,508)	10,128,076
12-31-10	2,599,588	402,111	143,022	(5,219,625)	(2,074,904)	41,384,189	5,917,059	2,439,964	(84,977,782)	(35,236,570)
Class S
06-30-11	1,221,087	—	13,735	(1,335,850)	(101,028)	23,075,906	—	267,549	(24,886,307)	(1,542,852)
12-31-10	3,062,872	2,236,773	17,727	(3,941,124)	1,376,248	48,820,329	32,508,979	298,881	(60,524,887)	21,103,302
Class S2
06-30-11	12,573	—	36	(2,651)	9,958	236,119	—	696	(48,945)	187,870
12-31-10	4,816	25,982	—	(28,371)	2,427	73,445	376,528	—	(414,997)	34,976
Intermediate Bond
Class ADV
06-30-11	326,262	—	47	(77,075)	249,234	4,011,959	—	581	(947,488)	3,065,052
12-31-10	343,606	—	17,368	(2,759)	358,215	4,375,479	—	208,590	(34,961)	4,549,108
Class I
06-30-11	5,127,818	—	8,377	(11,705,492)	(6,569,297)	63,816,298	—	104,466	(144,141,377)	(80,220,613)
12-31-10	10,988,428	—	5,055,217	(22,010,813)	(5,967,168)	135,276,414	—	60,814,261	(269,901,327)	(73,810,652)
Class S
06-30-11	7,651,831	—	9,131	(13,350,553)	(5,689,591)	93,839,666	—	113,220	(162,917,234)	(68,964,348)
12-31-10	10,865,448	—	5,124,809	(19,423,739)	(3,433,482)	132,070,207	—	61,395,211	(238,497,525)	(45,032,107)
Class S2
06-30-11	15,383	—	1	(1,171)	14,213	189,880	—	9	(14,388)	175,501
12-31-10	—	—	—	—	—	—	—	—	—	—
Money Market
Class I
06-30-11	272,730,544	—	217,855	(146,613,332)	126,335,067	272,730,543	—	217,857	(146,613,332)	126,335,068
12-31-10	77,954,840	—	3,000,224	(336,926,082)	(255,971,018)	77,954,837	—	3,000,227	(336,926,082)	(255,971,018)
Class S
06-30-11	1,487	—	51	(35,128)	(33,590)	1,486	—	51	(35,128)	(33,591)
03-15-10(1) - 12-31-10	389,581	—	—	(76,566)	313,015	389,581	—	—	(76,566)	313,015

(1) Commencement of operations.

32

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 10 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Science and Technology Opportunities
Class ADV
06-30-11	881,103	—	—	(147,043)	734,060	5,415,709	—	—	(880,219)	4,535,490
12-31-10	978,124	—	—	(27,031)	951,093	5,149,717	—	—	(138,236)	5,011,481
Class I
06-30-11	2,169,648	—	—	(1,392,901)	776,747	13,678,170	—	—	(8,585,729)	5,092,441
12-31-10	2,756,986	—	—	(2,424,940)	332,046	14,560,149	—	—	(12,403,091)	2,157,058
Class S
06-30-11	5,757,887	—	—	(8,297,967)	(2,540,080)	35,869,826	—	—	(50,205,322)	(14,335,496)
12-31-10	14,891,327	—	—	(14,515,694)	375,633	77,014,151	—	—	(71,369,356)	5,644,795
Class S2
06-30-11	27,886	—	—	(1,498)	26,388	171,690	—	—	(9,174)	162,516
12-31-10	11,913	—	—	(6,112)	5,801	68,318	—	—	(35,456)	32,862

NOTE 11 — SECURITIES LENDING

Under an agreement with The Bank of New York Mellon ("BNY"), the Portfolios may lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the close of business of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the "Agreement"). The Portfolios bear the risk of loss with respect to the investment of collateral. Currently, the cash collateral is invested in the BNY Mellon Overnight Government Fund (formerly, The BNY Institutional Cash Reserves Fund — Series A) and the BNY Institutional Cash Reserves Fund — Series B ("BICR — Series B"), each a series within the BNY Institutional Cash Reserves Trust (collectively, the "BICR Fund"). BNY serves as investment manager, custodian and operational trustee of the BICR Fund. As of June 30, 2011, and throughout the period covered by this report, BICR — Series B held certain defaulted securities issued by Lehman Brothers Holdings, Inc. (the "Lehman Securities"). The Lehman Securities have market values significantly below amortized cost. On May 22, 2009, the Portfolios agreed to the terms of a capital support agreement (the "Capital Support Agreement") extended by The Bank of New York Mellon Corporation ("BNYC"), an affiliated company of BNY, for the Lehman Securities held by BICR — Series B. Under the terms of the Capital Support Agreement, BNYC will support the value of the Lehman Securities up to 80% of the par value (the remaining 20% of the par value represents an unrealized loss to the Portfolios) and subject, in part, to the Portfolios' continued participation in the BNY securities lending program through September 15, 2011. At September 15, 2011, if the Portfolios have complied with the requirements under the Capital Support Agreement to continue to participate in the BNY securities lending program and if such securities have not otherwise been sold, the Portfolios will have the right to sell the defaulted securities to BNYC at a price equal to 80% of par value. The recorded value of each Portfolio's investment in BICR — Series B includes the value of the underlying securities held by BICR — Series B and the estimated value of the support to be provided by BNYC. The investments in the BNY Mellon Overnight Government Fund and in BICR — Series B are included in the Summary Portfolio of Investments under Securities Lending Collateral and the unrealized loss on BICR — Series B is included in Net unrealized appreciation or depreciation on the Statements of Assets and Liabilities.

Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower's failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with

33

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 11 — SECURITIES LENDING (continued)

investing in a Portfolio. At June 30, 2011, the following Portfolios had securities on loan with the following market values:

	Value of Securities Loaned	Cash Collateral Received*
Balanced	$15,487,834	$15,852,358
Growth and Income	48,167,806	49,520,756
Small Company	34,638,171	35,553,228
Intermediate Bond	218,902,214	223,589,195
Science and Technology Opportunities	15,745,414	16,152,164

*   Cash collateral received was invested in the BICR Fund, the fair value of which is presented in the respective Portfolio's Summary Portfolio of Investments.

NOTE 12 — CONCENTRATION OF INVESTMENT RISKS

All mutual funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. A Portfolio's risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. For more information regarding the types of securities and investment techniques that may be used by each Portfolio and their corresponding risks, see the Portfolios' most recent Prospectus and/or the Statement of Additional Information.

Concentration (Science and Technology Opportunities). The Portfolio concentrates (for purposes of the 1940 Act) its assets in securities related to a particular industry, which means that at least 25% of its assets will be invested in that particular industry at all times. As a result, the Portfolio may be subject to greater market fluctuation than a portfolio which has securities representing a broader range of investment alternatives.

Foreign Securities (All Portfolios). Investments in foreign securities may entail risks not present in domestic investments. Since securities in which the Portfolios may invest are denominated in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolios. Foreign investments may also subject the Portfolios to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, as well as changes vis-a-vis the U.S. dollar from movements in currency, and changes in security value and interest rate, all of which could affect the market and/or credit risk of the Portfolios' investments.

Emerging Markets Investments (Intermediate Bond and Science and Technology Opportunities). Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging market countries.

NOTE 13 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, income from passive foreign investment companies (PFICs), and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Six Months Ended June 30, 2011	Year Ended December 31, 2010
	Ordinary Income	Ordinary Income	Return of Capital
Balanced	$16,052,544	$17,639,691	$—
Growth and Income	18,271	26,964,425	—
Small Company	2,210,263	2,739,204	—
Intermediate Bond	218,315	122,440,983	—
Money Market	217,908	490,255	2,509,972

34

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 13 — FEDERAL INCOME TAXES (continued)

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2010 were:

	Undistributed Ordinary Income	Unrealized Appreciation/ (Depreciation)	Post-October Capital Loss Deferred	Post-October Currency Loss Deferred	Capital Loss Carryforwards	Expiration Dates
Balanced	$16,047,435	$35,029,825	$—	$—	$(75,704,597)	2016
					(82,316,593)	2017
					$(158,021,190)
Growth and Income	9,058	425,772,756	—	—	$(13,396,292)	2014
					(67,479,275)	2015
					(322,238,329)	2016
					(217,728,168)	2017
					$(620,842,064)*
Small Company	2,207,911	111,490,196	—	—	$(7,853,881)	2015
					(1,570,776)	2016
					(42,427,043)	2017
					$(51,851,700)*
Intermediate Bond	203,389	79,557,967	(18,161,067)	(3,122,281)	$(386,521,631)	2017
Money Market	—	(150,144)	—	—	$(33,301)	2012
Science and Technology Opportunities	—	92,318,085	—	—	$(3,997,473)	2011
					(8,579,872)	2016
					(12,108,952)	2017
					$(24,686,297)*

* Utilization of these capital losses is subject to annual limitations under Section 382 of the Internal Revenue Code.

The Portfolios' major tax jurisdictions are federal, Arizona, and Massachusetts. The earliest tax year that remains subject to examination by these jurisdictions is 2006.

As of June 30, 2011, no provisions for income tax would be required in the Portfolios' financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios' federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

The Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Portfolios. In general, the provisions of the Act will be effective for the Portfolios' fiscal year ending December 31, 2011. Although the Act provides several benefits, including the unlimited carryforward of future capital losses, there may be a greater likelihood that all or a portion of each Portfolio's pre-enactment capital loss carryforwards may expire without being utilized due to the fact that post-enactment capital losses are required to be utilized before pre-enactment capital loss carryforwards. Relevant information regarding the impact of the Act on the Portfolios, if any, will be contained within the Federal Income Taxes section of the notes to financial statements for the fiscal year ending December 31, 2011.

NOTE 14 — REORGANIZATIONS

On January 21, 2011, Growth and Income ("Acquiring Portfolio") acquired all of the net assets of ING American Funds Growth-Income Portfolio ("Acquired Portfolio"), an open-end investment company in a tax-free reorganization in exchange for shares of the Acquiring Portfolio, pursuant to a plan of reorganization approved by the Acquired Portfolio's shareholders on January 11, 2011. The primary purposes of the transaction were to combine comparable investment objectives, policies, restrictions, management, and portfolio holdings of the Acquiring and Acquired Funds. For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Acquired Portfolio was carried forward to align ongoing reporting of the Acquiring Portfolio's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

35

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 14 — REORGANIZATIONS (continued)

Assuming the acquisition had been completed on January 1, 2011, the beginning of the annual reporting period of the Acquiring Portfolio, the Acquiring Portfolio's pro forma results of operations for the period ended June 30, 2011, are as follows:

Net investment income	$19,975,274
Net realized and unrealized gain on investments	$114,671,212
Net increase in net assets resulting from operations	$134,646,486

Because the combined investment Portfolios have been managed as a single integrated Portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Portfolio that have been included in the Acquiring Portfolio's statement of operations since January 21, 2011. Net assets and unrealized appreciation as of the reorganization date were as follows:

Acquiring Portfolio	Acquired Portfolio	Total Net Assets of Acquired Portfolio (000s)	Total Net Assets of Acquiring Portfolio (000s)	Acquired Capital Loss Carryforwards (000s)	Acquired Portfolio Unrealized Appreciation (000s)	Conversion Ratio
Growth and Income	ING American Funds Growth-Income Portfolio	$1,425,025	$2,796,305	$116,195	$(12,723)	1.4983

The net assets of Growth and Income after the acquisition were $4,221,330,209.

On August 20, 2010, Growth and Income ("Acquiring Portfolio") acquired all of the net assets of ING Opportunistic LargeCap Portfolio ("Acquired Portfolio"), an open-end investment company in a tax-free reorganization in exchange for shares of the Acquiring Portfolio, pursuant to a plan of reorganization approved by the Acquired Portfolio's shareholders on August 10, 2010. The primary purposes of the transaction were to combine comparable investment objectives, policies, restrictions, management, and portfolio holdings of the Acquiring and Acquired Funds. For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Acquired Portfolio was carried forward to align ongoing reporting of the Acquiring Portfolio's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed on January 1, 2010, the beginning of the annual reporting period of the Acquiring Portfolio, the Acquiring Portfolio's pro forma results of operations for the period ended December 31, 2010, are as follows:

Net investment income	$28,138,444
Net realized and unrealized gain on investments	$294,061,617
Net increase in net assets resulting from operations	$322,200,061

Because the combined investment Portfolios have been managed as a single integrated Portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Portfolio that have been included in the Acquiring Portfolio's statement of operations since August 20, 2010. Net assets and unrealized appreciation as of the reorganization date were as follows:

Acquiring Portfolio	Acquired Portfolio	Total Net Assets of Acquired Portfolio (000s)	Total Net Assets of Acquiring Portfolio (000s)	Acquired Capital Loss Carryforwards (000s)	Acquired Portfolio Unrealized Appreciation (000s)	Conversion Ratio
Growth and Income	ING Opportunistic LargeCap Portfolio	$133,731	$2,267,223	$59,967	$(4,893)	0.4690

The net assets of Growth and Income after the acquisition were $2,400,953,698.

36

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 14 — REORGANIZATIONS (continued)

On August 20, 2010, Small Company ("Acquiring Portfolio") acquired all of the net assets of ING Wells Fargo Small Cap Disciplined Portfolio ("Acquired Portfolio"), an open-end investment company in a tax-free reorganization in exchange for shares of the Acquiring Portfolio, pursuant to a plan of reorganization approved by the Acquired Portfolio's shareholders on August 10, 2010. The primary purposes of the transaction were to combine policies, restrictions, management, and portfolio holdings of the Acquiring and Acquired Funds. For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Acquired Portfolio was carried forward to align ongoing reporting of the Acquiring Portfolio's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed on January 1, 2010, the beginning of the annual reporting period of the Acquiring Portfolio, the Acquiring Portfolio's pro forma results of operations for the period ended December 31, 2010, are as follows:

Net investment income	$2,595,067
Net realized and unrealized gain on investments	$121,007,609
Net increase in net assets resulting from operations	$123,602,676

Because the combined investment Portfolios have been managed as a single integrated Portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Portfolio that have been included in the Acquiring Portfolio's statement of operations since August 20, 2010. Net assets and unrealized appreciation as of the reorganization date were as follows:

Acquiring Portfolio	Acquired Portfolio	Total Net Assets of Acquired Portfolio (000s)	Total Net Assets of Acquiring Portfolio (000s)	Acquired Capital Loss Carryforwards (000s)	Acquired Portfolio Unrealized Appreciation (000s)	Conversion Ratio
Small Company	ING Wells Fargo Small Cap Disciplined Portfolio	$39,171	$476,552	$51,431	$(976)	0.5148

The net assets of Small Company after the acquisition were $515,722,984.

NOTE 15 — LITIGATION

On December 12, 2003, Aeltus Investment Management, Inc. (now known as ING Investment Management Co.)("IIM") received a copy of a complaint (the "Complaint") filed in the United States Bankruptcy Court for the Southern District of New York (the "Bankruptcy Court") in the matter of Enron Corp. v. Mass Mutual Life Insurance Co., et al. Among other defendants named in the Complaint are defendants ING VP Balanced Portfolio, Inc. and ING VP Bond Portfolio (now known as the ING Balanced Portfolio and the ING Intermediate Bond Portfolio, respectively) (the "Subject Portfolios"). The Complaint alleges that Enron Corp. ("Enron") transferred to the defendants, including the Subject Portfolios, over $1 billion in the aggregate for the purpose of prepaying certain commercial paper issued by Enron (the "Notes") and held by the defendants prior to the filing by Enron for bankruptcy protection under Chapter 11 of Title 11 of the Bankruptcy Code (the "Bankruptcy Code").

The Complaint seeks to recover these transfers under the alternative but interrelated bankruptcy theories of preferential transfer and fraudulent conveyance. Although the Complaint does not specify the amount of each transfer in dispute, it appears that the sale of ING VP Balanced Portfolio, Inc. of $23,181,757 of the Notes on or about October 29, 2001, and the sale by ING VP Bond Portfolio of $24,963,125 of the Notes on or about October 29, 2001 are in dispute. The Complaint seeks to require the Subject Portfolios to repay to Enron the full amount of these transfers, in which event the Subject Portfolios would be granted unsecured claims against the Enron bankruptcy estate in the amounts of the repayments. If Enron proves up the elements of preferential transfer and/or fraudulent conveyance, these are strict liability theories of recovery.

On April 29, 2008, IIM and the Subject Portfolios joined a plenary motion for summary judgment filed by Goldman Sachs. In addition, a separate brief was filed on behalf of IIM asserting the defenses unique to the investment advisor defendants; that they were merely conduits. On June 29, 2009, the Bankruptcy Court ruled on the motion for summary judgment and held that the pre-payments made were not protected from avoidance by section 546(e) of the Bankruptcy Code and denied the summary judgment to the

37

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 15 — LITIGATION (continued)

Subject Portfolios; however, the Bankruptcy Court granted the summary judgment to dismiss IIM.

The Subject Portfolios filed an interlocutory appeal of the Bankruptcy Court's denial of summary judgment with the United States District Court of Southern New York ("the District Court"). On November 19, 2009, (prior to the Bankruptcy Court ruling on Enron's motion for summary judgment filed in September 2009) the District Court ruled in favor of the Subject Portfolios and the one other remaining defendant, agreeing with the Subject Portfolios' reliance on section 546(e) and reversing the Bankruptcy Court. The judge directed the Bankruptcy Court to enter summary judgment in favor of the Subject Portfolios and the remaining defendant, essentially dismissing the preference claim against them.

Enron appealed the District Court's ruling to the Second Circuit Court of Appeals (the "Court of Appeals) on April 16, 2010. Oral argument was held in November, 2010 and the Court of Appeals issued its opinion on June 28, 2011 affirming the District Court's grant of summary judgment in favor of the Subject Portfolios. On July 12, 2011, Enron petitioned the Court of Appeals for an "en banc" hearing. The Court of Appeals is expected to respond to Enron's request by late August or early September.

NOTE 16 — OTHER ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements". ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and the International Financial Reporting Standards ("IFRSs"). The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011. As of June 30, 2011, management of the Portfolios is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU.

NOTE 17 — SUBSEQUENT EVENTS.

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (subsequent events) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. No such subsequent events were identified.

38

  SUMMARY PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO   AS OF JUNE 30, 2011 (UNAUDITED)

Investment Type Allocation
as of June 30, 2011
(as a percentage of net assets)

Common Stock	51.3%
Corporate Bonds/Notes	13.1%
U.S. Government Agency Obligations	10.6%
Exchange-Traded Funds	7.0%
U.S. Treasury Obligations	5.9%
Collateralized Mortgage Obligations	5.9%
Foreign Government Bonds	5.5%
Asset-Backed Securities	2.7%
Municipal Bonds	0.1%
Preferred Stock	0.1%
Purchased Options	0.0%
Other Assets and Liabilities - Net*	(2.2)%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 51.3%
	Consumer Discretionary: 5.9%
153,500		Comcast Corp. - Class A	$3,889,690	0.6
116,640		Macy's, Inc.	3,410,553	0.6
93,729		Wyndham Worldwide Corp.	3,153,981	0.5
1,006,749		Other Securities	25,757,522	4.2
			36,211,746	5.9
	Consumer Staples: 4.8%
160,320		Coca-Cola Enterprises, Inc.	4,678,138	0.8
55,900		PepsiCo, Inc.	3,937,037	0.6
65,435		Procter & Gamble Co.	4,159,703	0.7
70,633		Wal-Mart Stores, Inc.	3,753,438	0.6
384,762		Other Securities	13,069,463	2.1
			29,597,779	4.8
	Energy: 5.7%
125,716		Arch Coal, Inc.	3,351,589	0.5
54,700		ConocoPhillips	4,112,893	0.7
89,332		ExxonMobil Corp.	7,269,838	1.2
51,450		Range Resources Corp.	2,855,475	0.4
77,800		Suncor Energy, Inc.	3,041,980	0.5
315,071		Other Securities	14,513,795	2.4
			35,145,570	5.7
	Financials: 7.8%
69,880		Citigroup, Inc.	2,909,803	0.5
221,490		Fifth Third Bancorp.	2,823,997	0.5

Shares			Value	Percentage of Net Assets
14,542		Goldman Sachs Group, Inc.	$1,935,395	0.3
99,457		JPMorgan Chase & Co.	4,071,770	0.7
116,633		Wells Fargo & Co.	3,272,722	0.5
2,970,845		Other Securities	32,733,271	5.3
			47,746,958	7.8
	Health Care: 6.2%
61,000		Johnson & Johnson	4,057,720	0.7
234,571		Pfizer, Inc.	4,832,163	0.8
60,580		St. Jude Medical, Inc.	2,888,454	0.5
59,800		Teva Pharmaceutical Industries Ltd. ADR	2,883,556	0.5
502,285		Other Securities	23,002,028	3.7
			37,663,921	6.2
	Industrials: 6.0%
34,400		Boeing Co.	2,543,192	0.4
45,810		Dover Corp.	3,105,918	0.5
733,516		Other Securities	31,093,712	5.1
			36,742,822	6.0
	Information Technology: 8.4%
94,960		Adobe Systems, Inc.	2,986,492	0.5
16,522		Apple, Inc.	5,545,940	0.9
9,200		Google, Inc. - Class A	4,658,696	0.7
186,000		Intel Corp.	4,121,760	0.7
194,120		Marvell Technology Group Ltd.	2,866,182	0.5
90,300		Oracle Corp.	2,971,773	0.5

See Accompanying Notes to Financial Statements
39

  SUMMARY PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO   AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
	Information Technology (continued)
84,766		Qualcomm, Inc.	$4,813,861	0.8
855,183		Other Securities	23,483,189	3.8
			51,447,893	8.4
	Materials: 2.9%
37,900		Monsanto Co.	2,749,266	0.4
415,906		Other Securities	15,118,789	2.5
			17,868,055	2.9
	Telecommunication Services: 2.0%
102,500		AT&T, Inc.	3,219,525	0.5
70,400		CenturyTel, Inc.	2,846,272	0.5
890,492		Other Securities	5,817,845	1.0
			11,883,642	2.0
	Utilities: 1.6%
739,039		Other Securities	10,043,217	1.6
		Total Common Stock ( Cost $290,457,032 )	314,351,603	51.3
EXCHANGE-TRADED FUNDS: 7.0%
	Exchange-Traded Funds: 7.0%
282,900		iShares MSCI Emerging Markets Index Fund	13,466,040	2.2
603,600		Vanguard Emerging Markets ETF	29,347,032	4.8
		Total Exchange-Traded Funds ( Cost $39,913,317 )	42,813,072	7.0
PREFERRED STOCK: 0.1%
	Financials: 0.1%
12,550		Other Securities	332,861	0.1
		Total Preferred Stock ( Cost $325,900 )	332,861	0.1
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 13.1%
	Consumer Discretionary: 1.9%
797,000	#	Hyatt Hotels Corp., 6.875%, 08/15/19	$890,831	0.1
617,000	#	NBC Universal, Inc., 2.875%, 04/01/16	618,669	0.1
294,000	#	NBC Universal, Inc., 5.150%, 04/30/20	310,986	0.1
456,000	#	News America, Inc., 4.500%, 02/15/21	450,900	0.1

Principal Amount†			Value	Percentage of Net Assets
450,000	#	QVC, Inc., 7.500%, 10/01/19	$479,250	0.1
190,000	#	Sigma Alimentos SA de CV, 5.625%, 04/14/18	194,750	0.0
8,055,000		Other Securities	8,635,275	1.4
			11,580,661	1.9
	Consumer Staples: 0.6%
459,000	#	JBS Finance II Ltd., 8.250%, 01/29/18	470,475	0.1
2,982,000		Other Securities	3,344,599	0.5
			3,815,074	0.6
	Energy: 1.8%
370,000		Arch Coal, Inc., 8.750%, 08/01/16	403,300	0.1
287,000	#	Chevron Phillips Chemical Co. LLC, 7.000%, 06/15/14	324,088	0.1
200,000	#	CNPC HK Overseas Capital Ltd., 5.950%, 04/28/41	198,683	0.0
121,000	#	Duquesne Light Holdings, Inc., 5.900%, 12/01/21	120,222	0.0
225,000	#	ENN Energy Holdings Ltd.., 6.000%, 05/13/21	221,483	0.0
150,000	#	Gazprom Via Gaz Capital SA, 5.092%, 11/29/15	157,170	0.0
303,000	#	Gold Fields Ltd., 4.875%, 10/07/20	287,325	0.1
203,000	#	Kazatomprom, 6.250%, 05/20/15	219,240	0.0
312,000	#	KazMunaiGaz Finance Sub BV, 7.000%, 05/05/20	345,197	0.1
80,000	#,L	Kinder Morgan Finance Co. LLC, 6.000%, 01/15/18	83,400	0.0
280,000	#	Lukoil International Finance BV, 6.125%, 11/09/20	290,150	0.1
254,000	#	Marathon Petroleum Corp., 6.500%, 03/01/41	263,394	0.0
200,000	#	Mega Advance Investments Ltd.., 5.000%, 05/12/21	197,964	0.1
200,000	#,L	Mega Advance Investments Ltd.., 6.375%, 05/12/41	192,658	0.0
100,000	#	Nakilat, Inc., 6.067%, 12/31/33	103,750	0.0

See Accompanying Notes to Financial Statements
40

  SUMMARY PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO   AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Principal Amount†				Value	Percentage of Net Assets
		Energy (continued)
	218,000	#	Novatek Finance Ltd.., 5.326%, 02/03/16	$225,630	0.0
	400,000	#	Pertamina Persero PT, 6.500%, 05/27/41	398,000	0.1
	7,530,000		Other Securities (a)	6,811,871	1.1
				10,843,525	1.8
		Financials: 4.5%
	490,000	#	Alfa Bank OJSC Via Alfa Bond Issuance PLC, 7.750%, 04/28/21	496,762	0.1
	213,000	#	Banco de Credito del Peru, 5.375%, 09/16/20	203,947	0.0
	1,145,000	#	Banco do Brasil SA, 5.875%, 01/26/22	1,138,130	0.2
BRL	1,322,000	#	Banco Votorantim SA, 6.250%, 05/16/16	876,731	0.2
	200,000	#	Banco Votorantim SA, 7.375%, 01/21/20	213,000	0.0
	490,000	#	BanColombia SA, 5.950%, 06/03/21	499,800	0.1
	470,000	#	Barclays Bank PLC, 5.926%, 09/29/49	439,450	0.1
	228,000	#	Barclays Bank PLC, 6.050%, 12/04/17	241,725	0.0
	852,000		Citigroup, Inc., 5.000%-8.500%, 09/15/14-08/09/20	934,125	0.2
	322,000	#	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA/Netherlands, 11.000%, 12/29/49	412,066	0.1
	200,000	#	Ferrexpo Finance PLC, 7.875%, 04/07/16	206,760	0.0
	515,000		Fifth Third Bancorp., 8.250%, 03/01/38	617,608	0.1
	1,201,000		Goldman Sachs Group, Inc., 5.375%- 6.250%, 09/01/17- 03/15/20	1,285,787	0.2
	362,000	#	HSBC Finance Corp., 6.676%, 01/15/21	372,069	0.1
	100,000	#,L	Hyundai Capital America, 3.750%, 04/06/16	100,415	0.0

Principal Amount†			Value	Percentage of Net Assets
310,000	#	Iberdrola Finance Ireland Ltd., 3.800%, 09/11/14	$316,845	0.1
210,000	#	ILFC E-Capital Trust II, 6.250%, 12/21/65	179,550	0.0
181,000	#	International Lease Finance Corp., 7.125%, 09/01/18	194,575	0.0
111,000		JPMorgan Chase & Co., 4.400%, 07/22/20	108,944	0.0
524,000	#	Lloyds TSB Bank PLC, 6.500%, 09/14/20	495,114	0.1
200,000	#	Longfor Properties Co. Ltd.., 9.500%, 04/07/16	207,000	0.1
200,000	#	Marfrig Holding Europe BV, 8.375%, 05/09/18	192,100	0.0
487,000	#	Pacific Life Insurance Co., 9.250%, 06/15/39	642,228	0.1
18,297	#	Power Receivable Finance, LLC, 6.290%, 01/01/12	18,325	0.0
138,000	#	Sinochem Overseas Capital Co., Ltd., 6.300%, 11/12/40	137,418	0.0
100,000	#	Vnesheconombank Via VEB Finance Ltd., 6.902%, 07/09/20	106,910	0.0
333,000	#	Voto-Votorantim Ltd., 6.750%, 04/05/21	354,645	0.1
200,000	#	VTB Bank Via VTB Capital SA, 6.551%, 10/13/20	204,000	0.0
9,114,964,400		Other Securities (a)	16,133,233	2.6
			27,329,262	4.5
	Health Care: 0.2%
300,000	#	Hypermarcas SA, 6.500%, 04/20/21	301,125	0.0
382,000		St. Jude Medical, Inc., 2.500%, 01/15/16	382,925	0.1
100,000	#	Valeant Pharmaceuticals International, 7.000%, 10/01/20	97,250	0.0
899,000		Other Securities	669,783	0.1
			1,451,083	0.2

See Accompanying Notes to Financial Statements
41

  SUMMARY PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO   AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
	Industrials: 0.9%
255,000	#	Bombardier, Inc., 7.500%, 03/15/18	$286,875	0.1
140,000	#	Bombardier, Inc., 7.750%, 03/15/20	158,200	0.0
220,000	#	Calpine Corp., 7.500%, 02/15/21	225,500	0.0
107,000	#	Cemex SAB de CV, 9.000%, 01/11/18	109,407	0.0
207,000	#	Chevron Phillips Chemical Co. LLC, 8.250%, 06/15/19	257,032	0.1
202,000	#	Energizer Holdings, Inc., 4.700%, 05/19/21	199,900	0.0
156,000	#	LBI Escrow Corp., 8.000%, 11/01/17	173,940	0.0
100,000	#	Rearden G Holdings EINS GmbH, 7.875%, 03/30/20	109,500	0.0
317,000	#	SCF Capital Ltd., 5.375%, 10/27/17	318,997	0.1
170,000	#	SPX Corp., 6.875%, 09/01/17	182,750	0.0
3,152,000		Other Securities	3,377,663	0.6
			5,399,764	0.9
	Information Technology: 0.4%
544,000	#	Oracle Corp., 5.375%, 07/15/40	552,109	0.1
2,056,000		Other Securities	2,131,945	0.3
			2,684,054	0.4
	Materials: 0.8%
511,000	#	Fibria Overseas Finance Ltd., 7.500%, 05/04/20	558,932	0.1
215,000	#	Georgia-Pacific LLC, 5.400%, 11/01/20	219,513	0.0
414,000	#	Gerdau Trade, Inc., 5.750%, 01/30/21	422,797	0.1
243,000	#	Inversiones CMPC SA, 4.750%, 01/19/18	243,981	0.0
320,000	#	Inversiones CMPC SA, 6.125%, 11/05/19	341,201	0.1
2,808,000		Other Securities	3,020,541	0.5
			4,806,965	0.8
	Telecommunication Services: 0.8%
435,000		AT&T, Inc., 2.500%, 08/15/15	441,088	0.1
250,000	#	Qtel International Finance Ltd., 3.375%, 10/14/16	250,625	0.0

Principal Amount†			Value	Percentage of Net Assets
221,000	#	Telstra Corp. Ltd., 4.800%, 10/12/21	$222,178	0.0
450,000	#	VimpelCom Holdings BV, 7.504%, 03/01/22	452,700	0.1
3,369,000		Other Securities	3,526,620	0.6
			4,893,211	0.8
	Utilities: 1.2%
307,000	#	Allegheny Energy Supply Co. LLC, 5.750%, 10/15/19	321,720	0.1
135,000	#	Colbun S.A., 6.000%, 01/21/20	142,209	0.0
206,000	#	Duquesne Light Holdings, Inc., 6.400%, 09/15/20	213,457	0.0
372,000	#	EDP Finance BV, 6.000%, 02/02/18	344,650	0.1
333,000	#	Enel Finance International S.A., 6.000%, 10/07/39	301,862	0.1
169,000	#	Enel Finance International S.A., 6.250%, 09/15/17	186,812	0.0
742,000	#	Iberdrola Finance Ireland Ltd., 5.000%, 09/11/19	732,985	0.1
170,226	#	Juniper Generation, LLC, 6.790%, 12/31/14	143,413	0.0
4,760,000		Other Securities	5,146,246	0.8
			7,533,354	1.2
		Total Corporate Bonds/Notes ( Cost $78,315,031 )	80,336,953	13.1
COLLATERALIZED MORTGAGE OBLIGATIONS: 5.9%
766,000	#	American General Mortgage Loan Trust, 5.750%, 09/25/48	779,628	0.1
400,000	#	Banc of America Large Loan, Inc., 5.654%, 06/15/49	400,748	0.1
240,000	#	Banc of America Large Loan, Inc., 5.912%, 10/10/45	239,839	0.0
280,000	#	Banc of America Large Loan, Inc., 6.010%, 10/10/45	278,579	0.1
120,000	#	Bear Stearns Commercial Mortgage Securities, 6.500%, 02/15/32	115,768	0.0

See Accompanying Notes to Financial Statements
42

  SUMMARY PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO   AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
—	#,^	Citigroup/Deutsche Bank Commercial Mortgage Trust, 0.124%, 12/11/49	$—	—
40,132,385	#,^	Credit Suisse Mortgage Capital Certificates, 0.126%, 09/15/40	251,393	0.0
230,000	#	DBUBS Mortgage Trust, 4.537%, 07/10/44	229,418	0.0
440,000	#	DBUBS Mortgage Trust, 5.729%, 11/10/46	375,723	0.1
80,000	#	DBUBS Mortgage Trust, 5.729%, 11/10/46	72,197	0.0
638,767		Freddie Mac, 5.000%-5.500%, 02/15/35-07/15/37	691,028	0.1
35,948,620	#,^	Greenwich Capital Commercial Funding Corp., 0.178%, 04/10/37	106,016	0.0
17,364,345	#,^	Greenwich Capital Commercial Funding Corp., 0.495%, 03/10/39	225,790	0.1
1,526,035	#,^	GS Mortgage Securities Corp. II, 1.342%, 03/10/44	90,642	0.0
350,000	#	GS Mortgage Securities Corp. II, 6.053%, 07/12/38	379,621	0.1
130,000	#	JP Morgan Chase Commercial Mortgage Securities Corp., 5.389%, 07/15/46	110,452	0.0
10,974,168	#,^	LB-UBS Commercial Mortgage Trust, 0.909%, 11/15/38	266,315	0.1
8,648,814	^	LB-UBS Commercial Mortgage Trust, 0.343%-6.760%, 04/15/30-09/15/45	3,134,129	0.5
8,464,406	#,^	Merrill Lynch Mortgage Trust, 0.680%, 02/12/51	160,248	0.0
450,000	#	Morgan Stanley Capital I, 5.423%, 09/15/47	410,528	0.1
350,000	#	Morgan Stanley Capital I, 5.598%, 01/13/41	347,560	0.0
2,040,263		Morgan Stanley Capital I, 0.439%-5.776%, 01/14/42-04/15/49	2,024,706	0.4

Principal Amount†				Value	Percentage of Net Assets
	200,000	#	Morgan Stanley Dean Witter Capital I, 7.280%, 12/15/35	$213,404	0.0
	4,382,344	#,^	RBSCF Trust, 1.141%, 04/15/24	143,741	0.0
	320,000	#	RBSCF Trust, 5.420%, 01/19/49	335,919	0.1
	257,000	#	Vornado DP LLC, 5.280%, 09/13/28	244,312	0.0
	260,000	#	Vornado DP LLC, 6.356%, 09/13/28	245,453	0.1
	350,000	#	Wachovia Bank Commercial Mortgage Trust, 4.942%, 11/15/34	335,172	0.1
	250,000	#	Wachovia Bank Commercial Mortgage Trust, 5.125%, 08/15/35	255,615	0.0
	285,000	#	Wachovia Bank Commercial Mortgage Trust, 5.704%, 02/15/35	283,267	0.0
	2,849,503		Wachovia Bank Commercial Mortgage Trust, 5.246%-5.500%, 12/15/43-11/15/48	2,891,059	0.5
	90,000	#	WF-RBS Commercial Mortgage Trust, 4.375%, 03/15/44	89,488	0.0
	88,287,106		Other Securities (b)	20,131,915	3.3
			Total Collateralized Mortgage Obligations ( Cost $36,046,800 )	35,859,673	5.9
MUNICIPAL BONDS: 0.1%
		Louisiana: 0.1%
	575,000		Other Securities	574,551	0.1
			Total Municipal Bonds ( Cost $574,845 )	574,551	0.1
OTHER BONDS: 5.5%
		Foreign Government Bonds: 5.5%
BRL	5,085,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/17	2,948,728	0.5
BRL	5,483,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/21	3,063,121	0.5
BRL	6,300,000		Credit Suisse Nota Do Tesouro Nacional, 10.000%, 01/05/17	3,858,354	0.6

See Accompanying Notes to Financial Statements
43

  SUMMARY PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO   AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Principal Amount†				Value	Percentage of Net Assets
		Foreign Government Bonds (continued)
	574,000	#	Eskom Holdings Ltd.., 5.750%, 01/26/21	$596,960	0.1
KRW	4,569,000,000		Korea Treasury Bond, 4.750%, 12/10/11	4,306,492	0.7
MXN	59,235,000		Mexican Bonos, 6.500%, 06/10/21	4,887,716	0.8
MXN	32,000,000		Mexican Cetes, 4.630%, 09/22/11	2,705,590	0.4
ZAR	12,951,957		South Africa Government Bond, 2.750%, 01/31/22	1,952,045	0.3
ZAR	28,076,301		South Africa Government Bond, 7.250%, 01/15/20	3,857,201	0.7
EUR	4,080,000		Other Securities	5,632,950	0.9
			Total Other Bonds ( Cost $32,938,387 )	33,809,157	5.5
U.S. TREASURY OBLIGATIONS: 5.9%
		U.S. Treasury Bonds: 1.7%
	5,897,000	L	3.125%, due 5/15/2021	5,881,349	0.9
	4,451,000		4.750%, due 2/15/2041	4,731,970	0.8
				10,613,319	1.7
		U.S. Treasury Notes: 4.2%
	5,751,000	L	0.500%, due 5/31/2013	5,757,964	1.0
	6,939,000	L	0.750%, due 6/15/2014	6,931,957	1.1
	4,924,000	L	1.750%, due 5/31/2016	4,932,454	0.8
	7,808,000		2.375%, due 5/31/2018	7,767,758	1.3
				25,390,133	4.2
			Total U.S. Treasury Obligations ( Cost $36,297,372 )	36,003,452	5.9
U.S. GOVERNMENT AGENCY OBLIGATIONS: 10.6%
		Federal Home Loan Mortgage Corporation: 4.7%##
	5,532,000	W	4.000%, due 1/15/2041	5,528,543	0.9
	7,139,000	W	4.500%, due 7/15/2038	7,376,593	1.2
	14,592,594	^,W	4.000%-6.500%, due 08/15/16- 01/15/41	15,690,859	2.6
				28,595,995	4.7

Principal Amount†				Value	Percentage of Net Assets
		Federal National Mortgage Association: 4.4%##
	3,054,000	W	4.000%, due 2/25/2039	$3,054,953	0.5
	4,086,000	W	4.500%, due 7/15/2035	4,228,373	0.7
	18,178,130	W	4.500%-7.500%, due 06/01/16- 12/25/49	19,751,531	3.2
	53,000	W	6.000%, due 4/15/2038	58,217	0.0
				27,093,074	4.4
		Government National Mortgage Association: 1.5%
	4,050,000		4.000%, due 1/20/2041	4,113,913	0.7
	3,451,638	W	2.125%-7.500%, due 12/15/23- 12/15/40	3,758,592	0.6
	1,301,072		Other Securities	1,406,779	0.2
				9,279,284	1.5
			Total U.S. Government Agency Obligations ( Cost $63,463,732 )	64,968,353	10.6
ASSET-BACKED SECURITIES: 2.7%
		Credit Card Asset-Backed Securities: 1.7%
	2,448,000		Capital One Multi-Asset Execution Trust, 5.050%-5.750%, 02/15/16-07/15/20	2,788,093	0.4
EUR	3,064,000		MBNA Credit Card Master Note Trust, 5.600%, 07/17/14	4,517,443	0.7
	848,000		MBNA Credit Card Master Note Trust, 0.607%-1.537%, 10/15/14-07/15/15	848,126	0.2
	2,260,000		Other Securities	2,426,016	0.4
				10,579,678	1.7
		Home Equity Asset-Backed Securities: 0.0%
	149,864		Other Securities	124,320	0.0
		Other Asset-Backed Securities: 1.0%
	223,635	#	ARES CLO Funds, 0.487%, 09/18/17	218,809	0.0
	300,000	#	ARES CLO Funds, 2.905%, 02/26/16	274,259	0.1
	393,024	#	Atrium CDO Corp., 0.585%, 10/27/16	384,023	0.1
	377,588	#	Atrium CDO Corp., 0.619%, 06/27/15	370,602	0.0

See Accompanying Notes to Financial Statements
44

  SUMMARY PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO   AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
	Other Asset-Backed Securities (continued)
200,000	#	Avenue CLO Fund Ltd., 2.411%, 02/15/17	$165,027	0.0
113,195	#	Callidus Debt Partners Fund Ltd., 0.761%, 05/15/15	111,797	0.0
304,781	#	Carlyle High Yield Partners, 0.636%, 08/11/16	299,680	0.1
168,808	#	Castle Hill II Ingots Ltd., 0.758%, 10/15/14	167,525	0.0
459,000	#,+	Credit-Based Asset Servicing and Securitization, LLC, 5.746%, 12/25/37	455,772	0.1
241,000	#,+	Credit-Based Asset Servicing and Securitization, LLC, 6.020%, 12/25/37	208,247	0.0
247,660	#	First CLO Ltd., 0.624%, 07/27/16	245,389	0.0
400,000	#	Foxe Basin CLO Ltd., 1.947%, 12/15/15	392,000	0.1
481,791	#	GSC Partners CDO Fund Ltd., 0.640%, 11/20/16	476,742	0.1
510,232	#	Katonah Ltd., 0.567%, 09/20/16	500,414	0.1
74,764	#	Katonah Ltd., 0.797%, 02/20/15	74,164	0.0
402,454	#	Navigator CDO Ltd., 2.381%, 01/14/17	347,226	0.1
319,329	#	Stanfield Carrera CLO Ltd., 0.727%, 03/15/15	315,337	0.1
150,000	#	Veritas CLO Ltd., 1.572%, 09/05/16	138,187	0.0
269,232	#	Wind River CLO Ltd., 0.577%, 12/19/16	260,816	0.0
916,410		Other Securities	746,970	0.1
			6,152,986	1.0
		Total Asset-Backed Securities ( Cost $16,825,032 )	16,856,984	2.7

# of Contracts			Value	Percentage of Net Assets
PURCHASED OPTIONS: 0.0%
	Options on Currencies: 0.0%
1,500,000		TWD vs USD Currency Call Option, Strike @ 29.400, Exp. 08/25/11 Counterparty: Deutsche Bank AG	$3,903	0.0
1,500,000		TWD vs USD Currency Call Option, Strike @ 29.400, Exp. 08/25/11 Counterparty: Deutsche Bank AG	3,903	0.0
5,000,000		USD vs EUR Currency Put Option, Strike @ 1.425, Exp. 07/18/11 Counterparty: Morgan Stanley	114,861	0.0
5,000,000		USD vs EUR Currency Put Option, Strike @ 1.460, Exp. 08/05/11 Counterparty: Deutsche Bank AG	58,548	0.0
5,000,000		USD vs TWD Currency Call Option, Strike @ 29.400, Exp. 08/25/11 Counterparty: Morgan Stanley	13,011	0.0
			194,226	0.0
	Options on Interest Rate Swaptions: 0.0%
16,269,000		Call OTC Swaption, Strike @ 1.680%, Exp. 09/23/11 Counterparty: Morgan Stanley	19,744	0.0
		Total Purchased Options ( Cost $213,402 )	213,970	0.0
		Total Long-Term Investments ( Cost $595,370,850 )	626,120,629	102.2

See Accompanying Notes to Financial Statements
45

  SUMMARY PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO   AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.6%
	Securities Lending Collateralcc: 2.5%
14,225,202		BNY Mellon Overnight Government Fund (1)	$14,225,202	2.3
1,627,156	R	BNY Institutional Cash Reserves Fund, Series B (1)(2)	1,301,725	0.2
		Total Securities Lending Collateral ( Cost $15,852,358 )	15,526,927	2.5
	Mutual Funds: 2.1%
12,692,000		Blackrock Liquidity Funds TempFund Portfolio - Class I ( Cost $12,692,000 )	12,692,000	2.1
		Total Short-Term Investments ( Cost $28,544,358 )	28,218,927	4.6
		Total Investments in Securities ( Cost $623,915,208 ) *	$654,339,556	106.8
		Liabilities in Excess of Other Assets	(41,649,376)	(6.8)
		Net Assets	$612,690,180	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2011.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†  Unless otherwise indicated, principal amount is shown in USD.

#  Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

##  On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

ADR  American Depositary Receipt

+  Step-up basis bonds. Interest rates shown reflect current and next coupon rates.

cc  Securities purchased with cash collateral for securities loaned.

W  Settlement is on a when-issued or delayed-delivery basis.

R  Restricted Security

L  Loaned security, a portion or all of the security is on loan at June 30, 2011.

^  Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

(1)  Collateral received from brokers for securities lending was invested in these short-term investments.

(2)  On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio's position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

(a)  The grouping contains securities in default.

(b)  The grouping contains Interest only securities.

BRL  Brazilian Real

EUR  EU Euro

KRW  South Korean Won

MXN  Mexican Peso

TRY  Turkish New Lira

ZAR  South African Rand

*  Cost for federal income tax purposes is $627,326,503.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$40,786,280
Gross Unrealized Depreciation	(13,773,227)
Net Unrealized Appreciation	$27,013,053

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2011
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$30,724,898	$5,486,848	$—	$36,211,746
Consumer Staples	23,491,001	6,106,778	—	29,597,779
Energy	29,241,495	5,904,075	—	35,145,570
Financials	30,247,419	17,499,539	—	47,746,958
Health Care	31,675,808	5,988,113	—	37,663,921
Industrials	28,984,616	7,758,206	—	36,742,822
Information Technology	45,444,385	6,003,508	—	51,447,893
Materials	13,061,650	4,806,405	—	17,868,055
Telecommunication Services	7,065,611	4,818,031	—	11,883,642
Utilities	6,498,536	3,544,681	—	10,043,217
Total Common Stock	246,435,419	67,916,184	—	314,351,603

See Accompanying Notes to Financial Statements
46

  SUMMARY PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO   AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2011
Exchange-Traded Funds	$42,813,072	$—	$—	$42,813,072
Preferred Stock	—	332,861	—	332,861
Purchased Options	—	213,970	—	213,970
Corporate Bonds/Notes	—	80,336,953	—	80,336,953
Collateralized Mortgage Obligations	—	35,859,673	—	35,859,673
Municipal Bonds	—	574,551	—	574,551
Other Bonds	—	26,887,682	6,921,475	33,809,157
Short-Term Investments	26,917,202	—	1,301,725	28,218,927
Asset-Backed Securities	—	15,611,520	1,245,464	16,856,984
U.S. Treasury Obligations	—	36,003,452	—	36,003,452
U.S. Government Agency Obligations	—	64,593,312	375,041	64,968,353
Total Investments, at value	$316,165,693	$328,330,158	$9,843,705	$654,339,556
Other Financial Instruments+:
Swaps	—	356,843	—	356,843
Futures	250,115	—	—	250,115
Forward Foreign Currency Contracts	—	1,744,050	—	1,744,050
Total Assets	$316,415,808	$330,431,051	$9,843,705	$672,386,564
Liabilities Table
Other Financial Instruments+:
Swaps	$—	$(754,026)	$—	$(754,026)
Futures	(185,638)	—	—	(185,638)
Written Options	—	(203,346)	—	(203,346)
Forward Foreign Currency Contracts	—	(2,955,146)	—	(2,955,146)
Total Liabilities	$(185,638)	$(3,912,518)	$—	$(4,098,156)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio's assets and liabilities during the period ended June 30, 2011:

	Beginning Balance 12/31/2010	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance 06/30/11
Asset Table
Investments, at value
U.S. Government Agency Obligations	$601,005	$7,885	$—	$536	$—	$10,934	$—	$(245,319)	$375,041
Asset-Backed Securities	1,221,819	1,567,538	(330,270)	1,427	4,381	2,388	—	(1,221,819)	1,245,464
Other Bonds	—	6,690,840	—	99	—	230,536	—	—	6,921,475
Short-Term Investments	1,301,725	—	—	—	—	—	—	—	1,301,725
Total Investments, at value	$3,124,549	$8,266,263	$(330,270)	$2,062	$4,381	$243,858	$—	$(1,467,138)	$9,843,705
Other Financial Instruments+:
Swaps	15,041	—	(38,768)	—	38,768	(15,041)	—	—	—
Written options	—	—	—	—	—	—	—	—	—
Total Assets	$3,139,590	$8,266,263	$(369,038)	$2,062	$43,149	$228,817	$—	$(1,467,138)	$9,843,705
Liabilities Table
Other Financial Instruments+:
Swaps	$(7,381)	$—	$3,845	$—	$(3,845)	$7,381	$—	$—	$—
Written options	—	—	—	—	—	—	—	—	—
Total Liabilities	$(7,381)	$—	$3,845	$—	$(3,845)	$7,381	$—	$—	$—

As of June 30, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $243,307.

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

+  Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#  The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value

See Accompanying Notes to Financial Statements
47

  SUMMARY PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO   AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio's investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

At June 30, 2011 , the following forward foreign currency contracts were outstanding for the ING Balanced Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation/ (Depreciation)
Citigroup, Inc.	Australian Dollar	1,308,960	Buy	07/01/11	$1,373,360	$1,403,922	$30,562
Citigroup, Inc.	EU Euro	10,329,468	Buy	07/01/11	14,579,940	14,979,361	399,421
Citigroup, Inc.	Norwegian Krone	2,144,038	Buy	07/15/11	398,000	397,026	(974)
Citigroup, Inc.	Swedish Krona	1,706,950	Buy	07/15/11	263,000	269,624	6,624
Citigroup, Inc.	Swedish Krona	1,990,573	Buy	07/15/11	315,000	314,424	(576)
Citigroup, Inc.	Taiwan New Dollar	29,456,460	Buy	08/12/11	1,026,000	1,026,010	10
Credit Suisse First Boston	Australian Dollar	172,036	Buy	07/01/11	182,000	184,517	2,517
Credit Suisse First Boston	Australian Dollar	918,352	Buy	07/29/11	983,000	981,252	(1,748)
Credit Suisse First Boston	Swiss Franc	1,164,258	Buy	07/15/11	1,383,000	1,384,908	1,908
Credit Suisse First Boston	EU Euro	1,768,023	Buy	07/01/11	2,518,000	2,563,912	45,912
Credit Suisse First Boston	EU Euro	1,794,735	Buy	07/01/11	2,516,000	2,602,650	86,650
Credit Suisse First Boston	EU Euro	504,640	Buy	07/01/11	727,000	731,807	4,807
Credit Suisse First Boston	EU Euro	1,710,091	Buy	07/29/11	2,482,000	2,477,818	(4,182)
Credit Suisse First Boston	British Pound	394,336	Buy	07/15/11	646,000	632,770	(13,230)
Credit Suisse First Boston	British Pound	693,784	Buy	07/15/11	1,111,000	1,113,278	2,278
Credit Suisse First Boston	Mexican Peso	5,747,507	Buy	07/01/11	484,000	490,883	6,883
Credit Suisse First Boston	Polish Zloty	3,610,422	Buy	08/12/11	1,313,000	1,310,292	(2,708)
Deutsche Bank AG	Australian Dollar	249,404	Buy	07/01/11	266,000	267,497	1,497
Deutsche Bank AG	Australian Dollar	459,516	Buy	07/01/11	488,000	492,852	4,852
Deutsche Bank AG	Australian Dollar	1,180,507	Buy	07/01/11	1,256,000	1,266,149	10,149
Deutsche Bank AG	Australian Dollar	546,880	Buy	07/01/11	585,000	586,554	1,554
Deutsche Bank AG	Brazilian Real	4,080,192	Buy	09/23/11	2,528,000	2,564,573	36,573
Deutsche Bank AG	Brazilian Real	1,671,824	Buy	09/23/11	1,012,000	1,050,812	38,812
Deutsche Bank AG	Canadian Dollar	1,017,995	Buy	07/29/11	1,054,000	1,054,726	726
Deutsche Bank AG	Swiss Franc	357,049	Buy	07/15/11	423,000	424,717	1,717
Deutsche Bank AG	Swiss Franc	1,733,709	Buy	07/15/11	2,067,000	2,062,282	(4,718)
Deutsche Bank AG	Danish Krone	2,787,869	Buy	07/15/11	540,213	541,828	1,615
Deutsche Bank AG	EU Euro	1,717,648	Buy	07/01/11	2,443,000	2,490,861	47,861
Deutsche Bank AG	EU Euro	3,491,980	Buy	07/01/11	4,985,000	5,063,922	78,922
Deutsche Bank AG	British Pound	594,155	Buy	07/15/11	967,611	953,410	(14,201)
Deutsche Bank AG	Indonesian Rupiah	8,758,188,000	Buy	08/12/11	1,008,079	1,014,295	6,216
Deutsche Bank AG	Indonesian Rupiah	8,674,373,000	Buy	08/12/11	1,009,000	1,004,588	(4,412)
Deutsche Bank AG	Indonesian Rupiah	8,431,800,000	Buy	10/21/11	975,000	965,129	(9,871)
Deutsche Bank AG	Japanese Yen	246,649,243	Buy	07/01/11	3,021,000	3,063,775	42,775
Deutsche Bank AG	Japanese Yen	127,885,819	Buy	07/01/11	1,562,426	1,588,545	26,119
Deutsche Bank AG	South Korean Won	191,394,500	Buy	08/12/11	178,000	178,775	775
Deutsche Bank AG	Mexican Peso	6,313,162	Buy	07/01/11	542,000	539,195	(2,805)
Deutsche Bank AG	Mexican Peso	11,733,577	Buy	07/01/11	996,000	1,002,142	6,142
Deutsche Bank AG	Norwegian Krone	11,892,316	Buy	07/15/11	2,201,000	2,202,179	1,179
Deutsche Bank AG	New Zealand Dollar	319,041	Buy	07/01/11	249,000	264,326	15,326
Deutsche Bank AG	New Zealand Dollar	1,539,541	Buy	07/01/11	1,246,000	1,275,511	29,511
Deutsche Bank AG	Peruvian Nuevo Sol	5,634,215	Buy	08/12/11	2,036,218	2,041,361	5,143
Deutsche Bank AG	Singapore Dollar	2,640,810	Buy	08/12/11	2,147,000	2,150,044	3,044
Deutsche Bank AG	South African Rand	11,088,092	Buy	08/26/11	1,567,000	1,625,734	58,734
Deutsche Bank AG	Japanese Yen	39,460,024	Buy	07/01/11	492,000	490,156	(1,844)
HSBC	Indian Rupee	97,947,325	Buy	08/26/11	2,161,000	2,167,301	6,301
HSBC	Indian Rupee	40,109,220	Buy	10/21/11	886,000	878,854	(7,146)
HSBC	Indian Rupee	87,089,310	Buy	10/21/11	1,924,200	1,908,258	(15,942)
HSBC	Japanese Yen	82,481,084	Buy	07/01/11	1,027,729	1,024,546	(3,183)
HSBC	Norwegian Krone	835,222	Buy	07/15/11	155,000	154,664	(336)
HSBC	Philippine Peso	86,916,280	Buy	08/12/11	2,039,044	1,997,792	(41,252)
HSBC	Philippine Peso	43,518,170	Buy	08/12/11	1,009,000	1,000,276	(8,724)
HSBC	Polish Zloty	2,703,400	Buy	08/12/11	1,000,000	981,116	(18,884)
HSBC	Polish Zloty	5,498,237	Buy	08/12/11	2,016,000	1,995,416	(20,584)
HSBC	Russian Ruble	28,280,000	Buy	08/12/11	1,010,000	1,008,161	(1,839)
JPMorgan Chase & Co.	Australian Dollar	226,472	Buy	07/01/11	241,000	242,902	1,902
JPMorgan Chase & Co.	Australian Dollar	913,528	Buy	07/01/11	976,000	979,802	3,802
JPMorgan Chase & Co.	Australian Dollar	685,232	Buy	07/01/11	732,000	734,944	2,944
JPMorgan Chase & Co.	Australian Dollar	489,839	Buy	07/29/11	520,000	523,389	3,389
JPMorgan Chase & Co.	Canadian Dollar	758,763	Buy	07/29/11	768,000	786,140	18,140
JPMorgan Chase & Co.	Canadian Dollar	629,721	Buy	07/29/11	640,000	652,442	12,442

See Accompanying Notes to Financial Statements
48

  SUMMARY PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO   AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase & Co.	Swiss Franc	191,086	Buy	07/15/11	$228,000	$227,301	$(699)
JPMorgan Chase & Co.	EU Euro	704,330	Buy	07/01/11	1,007,000	1,021,390	14,390
JPMorgan Chase & Co.	EU Euro	1,732,366	Buy	07/29/11	2,482,000	2,510,093	28,093
JPMorgan Chase & Co.	British Pound	320,867	Buy	07/15/11	517,000	514,878	(2,122)
JPMorgan Chase & Co.	British Pound	469,895	Buy	07/15/11	759,000	754,015	(4,985)
JPMorgan Chase & Co.	British Pound	557,339	Buy	07/15/11	905,000	894,332	(10,668)
JPMorgan Chase & Co.	British Pound	456,133	Buy	07/15/11	733,000	731,933	(1,067)
JPMorgan Chase & Co.	Japanese Yen	770,054,581	Buy	07/01/11	9,527,183	9,565,301	38,118
JPMorgan Chase & Co.	Japanese Yen	205,322,765	Buy	07/01/11	2,517,000	2,550,435	33,435
JPMorgan Chase & Co.	Japanese Yen	8,135,710	Buy	07/01/11	100,000	101,058	1,058
JPMorgan Chase & Co.	Japanese Yen	5,770,922	Buy	07/01/11	72,000	71,684	(316)
JPMorgan Chase & Co.	Japanese Yen	61,750,612	Buy	07/01/11	770,000	767,041	(2,959)
JPMorgan Chase & Co.	Japanese Yen	731,064,368	Buy	07/29/11	9,038,821	9,082,295	43,474
JPMorgan Chase & Co.	Mexican Peso	9,213,399	Buy	07/01/11	789,000	786,898	(2,102)
JPMorgan Chase & Co.	Mexican Peso	17,039,112	Buy	07/01/11	1,455,459	1,455,277	(182)
JPMorgan Chase & Co.	Mexican Peso	4,361,390	Buy	07/01/11	371,000	372,498	1,498
JPMorgan Chase & Co.	Mexican Peso	12,023,422	Buy	07/01/11	1,003,000	1,026,897	23,897
JPMorgan Chase & Co.	Mexican Peso	5,893,067	Buy	07/01/11	498,000	503,315	5,315
JPMorgan Chase & Co.	Mexican Peso	8,285,705	Buy	07/01/11	701,896	707,666	5,770
JPMorgan Chase & Co.	Swedish Krona	39,902,713	Buy	07/15/11	6,344,400	6,302,894	(41,506)
Morgan Stanley	Canadian Dollar	1,519,862	Buy	07/29/11	1,536,594	1,574,701	38,107
Morgan Stanley	Chilean Peso	474,765,000	Buy	08/12/11	1,021,000	1,010,324	(10,676)
Morgan Stanley	Chilean Peso	450,920,520	Buy	08/12/11	966,044	959,582	(6,462)
Morgan Stanley	Chilean Peso	508,340,250	Buy	08/12/11	1,081,000	1,081,774	774
Morgan Stanley	Chilean Peso	440,385,000	Buy	08/12/11	935,000	937,162	2,162
Morgan Stanley	Colombian Peso	1,832,740,000	Buy	08/12/11	1,007,000	1,034,268	27,268
Morgan Stanley	Colombian Peso	1,805,936,000	Buy	08/12/11	992,000	1,019,142	27,142
Morgan Stanley	EU Euro	1,798,604	Buy	07/01/11	2,518,000	2,608,259	90,259
Morgan Stanley	Indian Rupee	87,089,310	Buy	08/12/11	1,905,466	1,932,367	26,901
Morgan Stanley	South Korean Won	1,746,974,400	Buy	08/12/11	1,626,000	1,631,791	5,791
Morgan Stanley	South Korean Won	324,000,700	Buy	08/12/11	302,000	302,638	638
Morgan Stanley	South Korean Won	584,926,400	Buy	08/12/11	542,000	546,360	4,360
Morgan Stanley	South Korean Won	561,990,000	Buy	08/12/11	520,000	524,936	4,936
Morgan Stanley	South Korean Won	262,545,400	Buy	08/12/11	241,000	245,235	4,235
Morgan Stanley	South Korean Won	1,482,228,000	Buy	08/12/11	1,368,000	1,384,500	16,500
Morgan Stanley	South Korean Won	748,305,500	Buy	08/12/11	694,000	698,968	4,968
Morgan Stanley	South Korean Won	1,089,114,400	Buy	08/12/11	1,012,000	1,017,306	5,306
Morgan Stanley	Malaysian Ringgit	3,659,642	Buy	08/12/11	1,211,000	1,207,945	(3,055)
Morgan Stanley	Norwegian Krone	22,754,378	Buy	07/15/11	4,179,064	4,213,578	34,514
Morgan Stanley	New Zealand Dollar	2,414,018	Buy	07/01/11	1,954,000	2,000,015	46,015
Morgan Stanley	New Zealand Dollar	1,271,504	Buy	07/01/11	1,046,000	1,053,441	7,441
Morgan Stanley	Singapore Dollar	2,746,292	Buy	08/12/11	2,246,621	2,235,924	(10,697)
Morgan Stanley	Turkish Lira	2,938,170	Buy	07/29/11	1,789,821	1,800,352	10,531
Morgan Stanley	British Pound	421,398	Buy	07/15/11	682,000	676,195	(5,805)
UBS AG	Australian Dollar	536,147	Buy	07/01/11	568,000	575,043	7,043
							$1,333,213
Citigroup, Inc.	EU Euro	1,492,394	Sell	07/01/11	$2,106,500	$2,164,208	$(57,708)
Citigroup, Inc.	Taiwan New Dollar	76,548,960	Sell	08/12/11	2,703,000	2,666,307	36,693
Citigroup, Inc.	New Zealand Dollar	3,813,375	Sell	07/01/11	2,957,680	3,159,382	(201,702)
Citigroup, Inc.	EU Euro	1,778,402	Sell	07/01/11	2,518,000	2,578,964	(60,964)
Citigroup, Inc.	Swedish Krona	13,146,367	Sell	07/15/11	2,077,000	2,076,555	445
Citigroup, Inc.	Mexican Peso	8,864,932	Sell	07/01/11	745,182	757,136	(11,954)
Citigroup, Inc.	Australian Dollar	86,322	Sell	07/29/11	89,651	92,234	(2,583)
Credit Suisse First Boston	Indonesian Rupiah	8,758,188,000	Sell	08/12/11	1,007,267	1,014,294	(7,027)
Credit Suisse First Boston	EU Euro	1,395,000	Sell	07/01/11	2,019,000	2,022,970	(3,970)
Credit Suisse First Boston	EU Euro	1,774,009	Sell	07/01/11	2,508,000	2,572,594	(64,594)
Credit Suisse First Boston	EU Euro	1,752,755	Sell	07/01/11	2,489,000	2,541,772	(52,772)
Credit Suisse First Boston	British Pound	692,442	Sell	07/15/11	1,106,000	1,111,126	(5,126)
Credit Suisse First Boston	EU Euro	1,717,376	Sell	07/29/11	2,482,000	2,488,374	(6,374)
Credit Suisse First Boston	EU Euro	1,697,162	Sell	07/29/11	2,459,000	2,459,086	(86)
Deutsche Bank AG	South African Rand	15,831,114	Sell	08/26/11	2,235,402	2,321,155	(85,753)
Deutsche Bank AG	EU Euro	1,492,394	Sell	07/29/11	2,121,271	2,162,389	(41,118)
Deutsche Bank AG	Peruvian Nuevo Sol	5,634,215	Sell	08/12/11	1,976,571	2,041,361	(64,790)
Deutsche Bank AG	South African Rand	17,476,333	Sell	08/26/11	2,467,711	2,562,376	(94,665)
Deutsche Bank AG	EU Euro	1,791,029	Sell	07/01/11	2,527,000	2,597,275	(70,275)
Deutsche Bank AG	Japanese Yen	205,264,242	Sell	07/01/11	2,519,000	2,549,708	(30,708)
Deutsche Bank AG	EU Euro	1,776,095	Sell	07/01/11	2,519,000	2,575,618	(56,618)
Deutsche Bank AG	EU Euro	1,772,022	Sell	07/01/11	2,519,000	2,569,712	(50,712)
Deutsche Bank AG	Japanese Yen	248,009,297	Sell	07/01/11	3,021,000	3,080,670	(59,670)
Deutsche Bank AG	Mexican Peso	7,222,099	Sell	07/01/11	615,000	616,825	(1,825)
Deutsche Bank AG	EU Euro	1,799,568	Sell	07/01/11	2,539,000	2,609,658	(70,658)

See Accompanying Notes to Financial Statements
49

  SUMMARY PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO   AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	EU Euro	1,751,502	Sell	07/01/11	$2,492,000	$2,539,955	$(47,955)
Deutsche Bank AG	New Zealand Dollar	205,846	Sell	07/01/11	168,000	170,543	(2,543)
Deutsche Bank AG	New Zealand Dollar	572,309	Sell	07/01/11	470,000	474,159	(4,159)
Deutsche Bank AG	EU Euro	1,237,596	Sell	07/01/11	1,777,000	1,794,710	(17,710)
Deutsche Bank AG	New Zealand Dollar	248,969	Sell	07/01/11	204,000	206,271	(2,271)
Deutsche Bank AG	New Zealand Dollar	292,917	Sell	07/01/11	239,000	242,682	(3,682)
Deutsche Bank AG	New Zealand Dollar	1,315,814	Sell	07/01/11	1,069,000	1,090,152	(21,152)
Deutsche Bank AG	Mexican Peso	11,187,344	Sell	07/01/11	944,000	955,489	(11,489)
Deutsche Bank AG	Australian Dollar	539,052	Sell	07/01/11	571,000	578,159	(7,159)
Deutsche Bank AG	Australian Dollar	535,503	Sell	07/01/11	564,000	574,352	(10,352)
Deutsche Bank AG	Norwegian Krone	4,855,402	Sell	07/15/11	885,000	899,107	(14,107)
Deutsche Bank AG	Swedish Krona	4,706,266	Sell	07/15/11	744,000	743,386	614
Deutsche Bank AG	Brazilian Real	12,339,215	Sell	07/15/11	7,715,867	7,877,666	(161,799)
Deutsche Bank AG	Australian Dollar	736,414	Sell	07/01/11	774,000	789,839	(15,839)
Deutsche Bank AG	Swiss Franc	520,104	Sell	07/15/11	612,000	618,674	(6,674)
Deutsche Bank AG	EU Euro	1,770,259	Sell	07/01/11	2,508,000	2,567,155	(59,155)
Deutsche Bank AG	Japanese Yen	13,062,060	Sell	07/01/11	162,000	162,252	(252)
Deutsche Bank AG	Swedish Krona	16,099,601	Sell	07/15/11	2,489,000	2,543,037	(54,037)
Deutsche Bank AG	Indonesian Rupiah	10,327,137,920	Sell	08/12/11	1,190,860	1,195,996	(5,136)
Deutsche Bank AG	EU Euro	1,013,090	Sell	07/29/11	1,439,994	1,467,906	(27,912)
Deutsche Bank AG	New Zealand Dollar	4,158,801	Sell	07/29/11	3,331,736	3,438,601	(106,865)
Deutsche Bank AG	EU Euro	1,735,066	Sell	07/29/11	2,487,000	2,514,005	(27,005)
Deutsche Bank AG	Brazilian Real	4,276,409	Sell	07/15/11	2,674,093	2,730,168	(56,075)
Deutsche Bank AG	Swiss Franc	231,756	Sell	07/15/11	274,000	275,679	(1,679)
Deutsche Bank AG	Australian Dollar	472,138	Sell	07/01/11	498,000	506,390	(8,390)
HSBC	Singapore Dollar	2,746,292	Sell	08/12/11	2,197,490	2,235,923	(38,433)
HSBC	Philippine Peso	86,916,280	Sell	08/12/11	1,990,343	1,997,792	(7,449)
HSBC	Czech Koruna	31,506,384	Sell	07/01/11	1,886,000	1,878,617	7,383
HSBC	South African Rand	5,937,528	Sell	08/26/11	861,342	870,559	(9,217)
HSBC	Czech Koruna	31,506,384	Sell	07/29/11	1,842,263	1,878,322	(36,059)
HSBC	Indian Rupee	87,089,310	Sell	08/12/11	1,941,358	1,932,366	8,992
Morgan Stanley	Mexican Peso	24,363,298	Sell	07/01/11	2,071,198	2,080,821	(9,623)
Morgan Stanley	Mexican Peso	24,363,298	Sell	07/29/11	2,045,823	2,075,424	(29,601)
JPMorgan Chase & Co.	EU Euro	1,771,039	Sell	07/01/11	2,518,000	2,568,287	(50,287)
JPMorgan Chase & Co.	Japanese Yen	197,920,637	Sell	07/01/11	2,417,000	2,458,489	(41,489)
JPMorgan Chase & Co.	Australian Dollar	476,904	Sell	07/01/11	504,000	511,502	(7,502)
JPMorgan Chase & Co.	EU Euro	1,767,011	Sell	07/01/11	2,503,000	2,562,446	(59,446)
JPMorgan Chase & Co.	Mexican Peso	7,396,417	Sell	07/01/11	631,000	631,713	(713)
JPMorgan Chase & Co.	Mexican Peso	4,658,664	Sell	07/01/11	399,000	397,887	1,113
JPMorgan Chase & Co.	EU Euro	669,123	Sell	07/01/11	981,000	970,334	10,666
JPMorgan Chase & Co.	Japanese Yen	18,366,213	Sell	07/01/11	230,000	228,138	1,862
JPMorgan Chase & Co.	Swiss Franc	2,018,504	Sell	07/15/11	2,398,791	2,401,051	(2,260)
JPMorgan Chase & Co.	Australian Dollar	656,143	Sell	07/01/11	695,000	703,745	(8,745)
JPMorgan Chase & Co.	British Pound	130,209	Sell	07/15/11	213,000	208,939	4,061
JPMorgan Chase & Co.	Japanese Yen	33,172,427	Sell	07/01/11	412,000	412,054	(54)
JPMorgan Chase & Co.	EU Euro	317,106	Sell	07/01/11	459,000	459,854	(854)
JPMorgan Chase & Co.	Japanese Yen	21,486,632	Sell	07/01/11	268,000	266,898	1,102
JPMorgan Chase & Co.	Mexican Peso	9,007,635	Sell	07/01/11	754,000	769,324	(15,324)
JPMorgan Chase & Co.	Japanese Yen	79,164,883	Sell	07/01/11	988,000	983,354	4,646
JPMorgan Chase & Co.	Mexican Peso	8,323,334	Sell	07/29/11	697,777	709,035	(11,258)
JPMorgan Chase & Co.	British Pound	453,808	Sell	07/15/11	725,000	728,202	(3,202)
JPMorgan Chase & Co.	British Pound	318,887	Sell	07/15/11	510,000	511,701	(1,701)
JPMorgan Chase & Co.	Japanese Yen	64,383,186	Sell	07/29/11	796,000	799,857	(3,857)
Morgan Stanley	South Korean Won	2,514,259,539	Sell	08/12/11	2,343,730	2,348,487	(4,757)
Morgan Stanley	Mexican Peso	51,414,476	Sell	07/01/11	4,370,901	4,391,209	(20,308)
Morgan Stanley	New Zealand Dollar	1,626,931	Sell	07/01/11	1,264,000	1,347,913	(83,913)
Morgan Stanley	New Zealand Dollar	1,626,742	Sell	07/01/11	1,264,000	1,347,757	(83,757)
Morgan Stanley	Indian Rupee	46,726,200	Sell	08/26/11	1,018,000	1,033,920	(15,920)
Morgan Stanley	Colombian Peso	36,065,040	Sell	08/12/11	19,675	20,352	(677)
Morgan Stanley	South Korean Won	1,840,144,500	Sell	08/12/11	1,674,000	1,718,818	(44,818)
Morgan Stanley	South Korean Won	1,227,351,800	Sell	08/12/11	1,124,000	1,146,429	(22,429)
Morgan Stanley	South African Rand	11,390,765	Sell	08/26/11	1,591,000	1,670,112	(79,112)
Morgan Stanley	South African Rand	5,822	Sell	08/26/11	818	854	(36)
Morgan Stanley	South Korean Won	192,720,000	Sell	08/12/11	176,000	180,013	(4,013)
Morgan Stanley	South Korean Won	594,306,000	Sell	08/12/11	548,000	555,122	(7,122)
Morgan Stanley	Turkish Lira	2,934,754	Sell	07/01/11	1,859,028	1,808,228	50,800
Morgan Stanley	South Korean Won	861,396,250	Sell	08/12/11	793,000	804,602	(11,602)
Morgan Stanley	South Korean Won	218,130,000	Sell	08/12/11	200,000	203,748	(3,748)
Morgan Stanley	Norwegian Krone	10,703,551	Sell	07/15/11	1,934,000	1,982,047	(48,047)
Morgan Stanley	Australian Dollar	1,895,214	Sell	07/01/11	1,991,000	2,032,706	(41,706)
Morgan Stanley	Turkish Lira	2,934,754	Sell	07/29/11	1,781,176	1,798,259	(17,083)
Morgan Stanley	Mexican Peso	19,141,225	Sell	07/29/11	1,607,318	1,630,575	(23,257)

See Accompanying Notes to Financial Statements
50

  SUMMARY PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO   AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation/ (Depreciation)
Morgan Stanley	South Korean Won	574,430,000	Sell	08/12/11	$527,000	$536,556	$(9,556)
Morgan Stanley	South Korean Won	777,920,000	Sell	08/12/11	715,000	726,629	(11,629)
UBS AG	Australian Dollar	1,053,635	Sell	07/01/11	1,103,000	1,130,073	(27,073)
							$(2,544,309)

ING Balanced Portfolio Open Futures Contracts on June 30, 2011:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Euro-Schatz	132	09/08/11	$20,588,271	$22,943
Euro-Bund	89	09/08/11	16,194,959	10,759
U.S. Treasury 5-Year Note	76	09/30/11	9,058,844	(11,487)
U.S. Treasury Ultra Long Bond	47	09/21/11	5,933,750	(112,524)
Long Gilt	36	09/28/11	6,942,077	19,740
S&P 500 E-Mini	30	09/16/11	1,973,250	12,845
Short Gilt	15	09/28/11	2,587,269	6,545
Canada 10-Year Bond	13	09/21/11	1,671,284	2,568
U.S. Treasury Long Bond	13	09/21/11	1,599,406	(19,533)
Australia 10-Year Bond	8	09/15/11	910,010	1,746
Japanese Government Bonds 10-Year Mini	7	09/07/11	1,227,054	3,116
Japan 10-Year Bond (TSE)	5	09/08/11	8,759,704	17,256
			$77,445,878	$(46,026)
Short Contracts
Australia 3-Year Bond	4	09/15/11	$443,487	$(1,208)
Medium Gilt	24	09/28/11	4,452,020	(27,178)
U.S. Treasury 5-Year Note	31	09/30/11	3,695,055	8,844
U.S. Treasury Long Bond	40	09/21/11	4,921,250	60,002
U.S. Treasury 2-Year Note	49	09/30/11	10,747,844	(3,014)
Euro-Bobl 5-Year	71	09/08/11	12,003,219	(10,694)
U.S. Treasury 10-Year Note	224	09/21/11	27,401,501	83,751
			$63,664,376	$110,503

ING Balanced Portfolio Credit Default Swap Agreements Outstanding on June 30, 2011:

Credit Default Swaps on Corporate and Sovereign Issues — Buy Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)		Fair Value(3)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citigroup, Inc.	MBIA Inc.	Buy	(5.000)	09/20/13	USD	284,000	$20,315	$40,986	$(20,671)
Citigroup, Inc.	MBIA Inc.	Buy	(5.000)	09/20/13	USD	140,000	10,015	21,052	(11,037)
JPMorgan Chase & Co.	MBIA Inc.	Buy	(5.000)	09/20/13	USD	959,000	68,601	75,318	(6,717)
							$98,931	$137,356	$(38,425)

Credit Default Swaps on Corporate and Sovereign Issues — Sell Protection(4)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Implied Credit Spread at 06/30/11 (%)(5)	Notional Amount(2)		Fair Value(3)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citigroup, Inc.	MBIA Global Funding, LLC	Sell	5.000	09/20/13	13.839	USD	284,000	$(45,409)	$(51,836)	$6,427
Citigroup, Inc.	MBIA Global Funding, LLC	Sell	5.000	09/20/13	13.839	USD	139,000	(22,224)	(23,256)	1,032
Goldman Sachs & Co.	MBIA Global Funding, LLC	Sell	5.000	09/20/13	13.839	USD	241,000	(38,534)	(39,812)	1,278
JPMorgan Chase & Co.	MBIA Global Funding, LLC	Sell	5.000	09/20/13	13.839	USD	480,000	(76,747)	(39,793)	(36,954)
								$(182,914)	$(154,697)	$(28,217)

See Accompanying Notes to Financial Statements
51

  SUMMARY PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO   AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

(1)  If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either 1.) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or 2.) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)  The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(3)  The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation's credit soundness and a greater likelihood or risk of default or other credit event occurring.

(4)  If the Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either 1.) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or 2.) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

(5)  Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio's Portfolio of Investment and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting market values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

ING Balanced Portfolio Interest Rate Swap Agreements Outstanding on June 30, 2011:

	Termination Date	Notional Amount		Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on the 3-month CAD-BA-CDOR and pay a fixed rate equal to 1.725% Counterparty: Deutsche Bank AG	06/30/13	CAD	16,851,000	$2,922	$—	$2,922
Receive a fixed rate equal to 3.335% and pay a floating rate based on the 3-month CAD-BA-CDOR Counterparty: Deutsche Bank AG	06/30/21	CAD	4,212,000	(18,589)	—	(18,589)
Receive a floating rate based on the 3-month CAD-BA-CDOR and pay a fixed rate equal to 1.670% Counterparty: Morgan Stanley	06/29/13	CAD	11,000,000	16,443	—	16,443
Receive a fixed rate equal to 3.320% and pay a floating rate based on the 3-month CAD-BA-CDOR Counterparty: Morgan Stanley	06/29/21	CAD	3,000,000	(23,072)	—	(23,072)
Receive a fixed rate equal to 1.158% and pay a floating rate based on the 3-month GBP-LIBOR-BBA Counterparty: Citigroup, Inc.	08/01/12	GBP	15,000,000	44,611	—	44,611
Receive a floating rate based on the 3-month KRW-CD and pay a fixed rate equal to 3.830% Counterparty: Merrill Lynch	06/24/13	KRW	2,700,000,000	786	—	786
Receive a floating rate based on the 3-month KRW-CD and pay a fixed rate equal to 3.775% Counterparty: Merrill Lynch	06/24/13	KRW	5,353,100,000	6,811	—	6,811
Receive a fixed rate equal to 5.270% and pay a floating rate based on the 28-day MXN-TIIE-BANXICO Counterparty: Citigroup, Inc.	08/20/12	MXN	294,900,000	42,546	—	42,546
Receive a fixed rate equal to 5.400% and pay a floating rate based on the 28-day MXN-TIIE-BANXICO Counterparty: Deutsche Bank AG	07/17/12	MXN	294,900,000	89,173	—	89,173
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 3.478% Counterparty: Citigroup, Inc.	05/11/20	USD	6,583,000	(216,809)	—	(216,809)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.870% Counterparty: Credit Suisse First Boston	12/24/17	USD	5,000,000	(107,789)	—	(107,789)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 3.444% Counterparty: Credit Suisse First Boston	12/24/20	USD	9,000,000	(204,853)	—	(204,853)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 4.015% Counterparty: Morgan Stanley	05/20/41	USD	2,000,000	18,051	—	18,051
				$(349,769)	$—	$(349,769)

See Accompanying Notes to Financial Statements
52

  SUMMARY PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO   AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

ING Balanced Portfolio Cross-Currency Swap Agreements Outstanding on June 30, 2011:

Counterparty	Notional Amount on Fixed Rate (Currency Received)		Notional Amount on Floating Rate (Currency Delivered)		Floating Rate	Fixed Rate	Termination Date	Fair Value	Upfront Payment Paid (Received)	Unrealized Appreciation
Credit Suisse First Boston	IDR	17,691,000,000	USD	2,063,572	6-month USD-LIBOR-BBA	7.80%	05/27/16	$36,569	$—	$36,569
								$36,569	$—	$36,569

ING Balanced Portfolio Written OTC Options on June 30, 2011

# of Contracts	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
Options On Currencies
5,000,000	Deutsche Bank AG	USD vs EUR Currency Put Option	1.50	USD	08/05/11	$13,267	$(14,473)
5,000,000	Morgan Stanley	USD vs EUR Currency Put Option	1.46	USD	07/18/11	19,800	(38,939)
1,500,000	Deutsche Bank AG	USD vs TWD Currency Put Option	28.35	USD	08/25/11	5,670	(7,300)
1,500,000	Deutsche Bank AG	USD vs TWD Currency Put Option	28.35	USD	08/25/11	5,745	(7,300)
5,000,000	Morgan Stanley	USD vs TWD Currency Put Option	28.35	USD	08/25/11	18,400	(24,334)
					Total Written OTC Options	$62,882	$(92,346)

ING Balanced Portfolio Written Swaptions Open on June 30, 2011:

Written Interest Rate Swaptions

Description	Counterparty	Floating Rate Index/Underlying Reference Entity	Pay/ Receive Floating	Exercise Rate	Expiration Date	Notional Amount		Premiums Received	Fair Value
Put OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Pay	2.310	09/23/11	USD	16,269,000	$56,941	$(111,000)
								$56,941	$(111,000)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2011 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Investments in securities at value*	$194,226
Interest rate contracts	Investments in securities at value*	19,744
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	1,744,050
Credit contracts	Upfront payments paid on swap agreements	137,356
Credit contracts	Unrealized appreciation on swap agreements	8,737
Interest rate contracts	Unrealized appreciation on swap agreements	221,343
Foreign exchange contracts	Unrealized appreciation on swap agreements	36,569
Equity contracts	Net Assets — Unrealized appreciation**	12,845
Interest rate contracts	Net Assets — Unrealized appreciation**	237,270
Total Asset Derivatives		$2,612,140
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$2,955,146
Credit contracts	Upfront payments received on swap agreements	154,697
Credit contracts	Unrealized depreciation on swap agreements	75,379
Interest rate contracts	Unrealized depreciation on swap agreements	571,112
Interest rate contracts	Net Assets — Unrealized depreciation**	185,638
Foreign exchange contracts	Written options, at fair value	92,346
Interest rate contracts	Written options, at fair value	111,000
Total Liability Derivatives		$4,145,318

*  Includes purchased options.

*  Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

See Accompanying Notes to Financial Statements
53

  SUMMARY PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO   AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2011 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Foreign currency related transactions**	Futures	Swaps	Written options	Total
Credit contracts	$—	$—	$—	$(70,966)	$—	$(70,966)
Equity contracts	—	—	(38,081)	—	—	(38,081)
Foreign exchange contracts	(1,493,204)	448,114	—	—	1,238,059	192,969
Interest rate contracts	(24,718)	—	(213,291)	29,997	22,611	(185,401)
Total	$(1,517,922)	$448,114	$(251,372)	$(40,969)	$1,260,670	$(101,479)
	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Foreign currency related transactions**	Futures	Swaps	Written options	Total
Credit contracts	$—	$—	$—	$239,538	$—	$239,538
Foreign exchange contracts	37,765	(1,203,213)	—	43,950	(228,611)	(1,350,109)
Interest rate contracts	(37,197)	—	—	(72,587)	(54,059)	(163,843)
Total	$568	$(1,203,213)	$—	$210,901	$(282,670)	$(1,274,414)

*  Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

**  Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements
54

  SUMMARY PORTFOLIO OF INVESTMENTS
ING GROWTH AND INCOME PORTFOLIO   AS OF JUNE 30, 2011 (UNAUDITED)

Industry Allocation
as of June 30, 2011
(as a percentage of net assets)

Information Technology	17.3%
Financials	13.9%
Health Care	12.4%
Energy	11.9%
Industrials	10.6%
Consumer Discretionary	10.6%
Consumer Staples	10.3%
Telecommunication Services	3.7%
Materials	3.4%
Utilities	3.2%
Other Assets and Liabilities - Net*	2.7%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.3%
	Consumer Discretionary: 10.6%
3,823,700		Comcast Corp. - Class A	$96,892,558	2.4
1,052,371		DIRECTV	53,481,494	1.3
2,503,500		International Game Technology	44,011,530	1.1
1,798,032		Macy's, Inc.	52,574,456	1.3
1,415,200	L	Urban Outfitters, Inc.	39,837,880	1.0
1,550,500		Wyndham Worldwide Corp.	52,174,325	1.3
3,605,471		Other Securities	91,526,092	2.2
			430,498,335	10.6
	Consumer Staples: 10.3%
1,986,100		Coca-Cola Enterprises, Inc.	57,954,398	1.4
353,400		Lorillard, Inc.	38,474,658	0.9
1,407,482		PepsiCo, Inc.	99,128,957	2.4
1,634,892		Procter & Gamble Co.	103,930,085	2.6
1,772,600		Wal-Mart Stores, Inc.	94,195,964	2.3
724,600		Other Securities	26,969,612	0.7
			420,653,674	10.3
	Energy: 11.9%
2,141,300		Arch Coal, Inc.	57,087,058	1.4
1,365,000		ConocoPhillips	102,634,350	2.5
2,224,515		ExxonMobil Corp.	181,031,031	4.5
776,615		National Oilwell Varco, Inc.	60,739,059	1.5
1,294,000		Suncor Energy, Inc.	50,595,400	1.2
600,300		Other Securities	33,316,650	0.8
			485,403,548	11.9

Shares			Value	Percentage of Net Assets
	Financials: 13.9%
2,396,673		Blackstone Group LP	$39,688,905	1.0
1,738,870		Citigroup, Inc.	72,406,547	1.8
4,131,100		Fifth Third Bancorp.	52,671,525	1.3
363,000		Goldman Sachs Group, Inc.	48,311,670	1.2
2,474,760		JPMorgan Chase & Co.	101,316,674	2.5
943,100		Prudential Financial, Inc.	59,971,729	1.5
2,902,900		Wells Fargo & Co.	81,455,374	2.0
1,948,300		XL Group PLC	42,823,634	1.0
1,525,185		Other Securities	65,615,238	1.6
			564,261,296	13.9
	Health Care: 12.4%
941,277		Covidien PLC	50,104,175	1.2
1,069,900		Express Scripts, Inc.	57,753,202	1.4
1,518,600		Johnson & Johnson	101,017,272	2.5
1,555,515		Mylan Laboratories	38,374,555	0.9
5,832,617		Pfizer, Inc.	120,151,910	3.0
1,061,900		St. Jude Medical, Inc.	50,631,392	1.3
1,003,862		Teva Pharmaceutical Industries Ltd. ADR	48,406,225	1.2
807,078		Other Securities	36,657,483	0.9
			503,096,214	12.4
	Industrials: 10.6%
851,800		Boeing Co.	62,973,574	1.5
717,900		Cooper Industries PLC	42,837,093	1.0
812,100		Dover Corp.	55,060,380	1.4
547,100		General Dynamics Corp.	40,769,892	1.0
488,980		Union Pacific Corp.	51,049,512	1.3
4,161,889		Other Securities	180,274,561	4.4
			432,965,012	10.6

See Accompanying Notes to Financial Statements
55

  SUMMARY PORTFOLIO OF INVESTMENTS
ING GROWTH AND INCOME PORTFOLIO   AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
	Information Technology: 17.3%
1,606,900		Adobe Systems, Inc.	$50,537,005	1.2
412,107		Apple, Inc.	138,331,957	3.4
231,500		Google, Inc. - Class A	117,226,970	2.9
4,631,200		Intel Corp.	102,627,392	2.5
2,614,700		Jabil Circuit, Inc.	52,816,940	1.3
3,543,000		Marvell Technology Group Ltd.	52,312,395	1.3
2,243,500		Oracle Corp.	73,833,585	1.8
2,084,017		Qualcomm, Inc.	118,351,325	2.9
			706,037,569	17.3
	Materials: 3.4%
713,300		EI Du Pont de Nemours & Co.	38,553,865	0.9
950,600		Monsanto Co.	68,956,524	1.7
1,107,600		Other Securities	31,001,724	0.8
			138,512,113	3.4
	Telecommunication Services: 3.7%
2,552,600		AT&T, Inc.	80,177,166	2.0
1,751,900		CenturyTel, Inc.	70,829,317	1.7
			151,006,483	3.7
	Utilities: 3.2%
1,008,400		DTE Energy Co.	50,440,168	1.2
1,195,400		Exelon Corp.	51,210,936	1.3
1,943,800		Other Securities	29,837,330	0.7
			131,488,434	3.2
		Total Common Stock ( Cost $3,490,714,864 )	3,963,922,678	97.3
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: %
	Energy: –%
10,000,000		Other Securities	$—	—
	Utilities: –%
20,000,000		Other Securities	—	—
		Total Corporate Bonds/Notes ( Cost $— )	—	—
		Total Long-Term Investments ( Cost $3,490,714,864 )	3,963,922,678	97.3
SHORT-TERM INVESTMENTS: 3.9%
	Securities Lending Collateralcc: 1.2%
48,697,820		BNY Mellon Overnight Government Fund (1)	48,697,820	1.2

Principal Amount†			Value	Percentage of Net Assets
822,936	R	BNY Institutional Cash Reserves Fund, Series B (1)(2)	$658,349	0.0
		Total Securities Lending Collateral ( Cost $49,520,756 )	49,356,169	1.2
	Mutual Funds: 2.7%
108,048,000		Blackrock Liquidity Funds TempFund Portfolio - Class I ( Cost $108,048,000 )	108,048,000	2.7
		Total Short-Term Investments ( Cost $157,568,756 )	157,404,169	3.9
		Total Investments in Securities ( Cost $3,648,283,620 )*	$4,121,326,847	101.2
		Liabilities in Excess of Other Assets	(47,818,946)	(1.2)
		Net Assets	$4,073,507,901	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2011.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†  Unless otherwise indicated, principal amount is shown in USD.

ADR  American Depositary Receipt

cc  Securities purchased with cash collateral for securities loaned.

R  Restricted Security

L  Loaned security, a portion or all of the security is on loan at June 30, 2011.

(1)  Collateral received from brokers for securities lending was invested in these short-term investments.

(2)  On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio's position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

*  Cost for federal income tax purposes is $3,685,369,819.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$541,301,999
Gross Unrealized Depreciation	(105,344,971)
Net Unrealized Appreciation	$435,957,028

See Accompanying Notes to Financial Statements
56

  SUMMARY PORTFOLIO OF INVESTMENTS
ING GROWTH AND INCOME PORTFOLIO   AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/11
Asset Table
Investments, at value
Common Stock*	$3,963,922,678	$—	$—	$3,963,922,678
Corporate Bonds/Notes	—	—	—	—
Short-Term Investments	156,745,820	—	658,349	157,404,169
Total Investments, at value	$4,120,668,498	$—	$658,349	$4,121,326,847

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio's assets and liabilities during the period ended June 30, 2011:

	Beginning Balance 12/31/2010	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance 06/30/11
Asset Table
Investments, at value
Short-Term Investments	$658,349	$—	$—	$—	$—	$—	$—	$—	$658,349
Total Investments, at value	$658,349	$—	$—	$—	$—	$—	$—	$—	$658,349

As of June 30, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

*  For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2011 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(634,551)
Total	$(634,551)

See Accompanying Notes to Financial Statements
57

  SUMMARY PORTFOLIO OF INVESTMENTS
ING SMALL COMPANY PORTFOLIO   AS OF JUNE 30, 2011 (UNAUDITED)

Industry Allocation
as of June 30, 2011
(as a percentage of net assets)

Financials	21.5%
Information Technology	17.2%
Industrials	16.8%
Consumer Discretionary	11.9%
Health Care	11.0%
Energy	6.1%
Materials	5.8%
Utilities	4.2%
Consumer Staples	1.8%
Telecommunication Services	1.6%
Other Assets and Liabilities - Net*	2.1%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.1%
	Consumer Discretionary: 11.9%
132,379		Arbitron, Inc.	$5,471,223	0.8
177,200		Ascena Retail Group, Inc.	6,033,660	0.9
167,757	L	Life Time Fitness, Inc.	6,695,182	1.0
531,900		Ruby Tuesday, Inc.	5,733,882	0.9
3,469,234		Other Securities	56,212,618	8.3
			80,146,565	11.9
	Consumer Staples: 1.8%
469,750		Other Securities	12,163,370	1.8
		Energy: 6.1%
157,700		Bill Barrett Corp.	7,309,395	1.1
167,115	@	Carrizo Oil & Gas, Inc.	6,977,051	1.0
85,500		Dril-Quip, Inc.	5,799,465	0.8
350,600		McMoRan Exploration Co.	6,479,088	1.0
96,900		Unit Corp.	5,904,117	0.9
320,600		Other Securities	8,652,255	1.3
			41,121,371	6.1
	Financials: 19.7%
128,620	L	Cash America International, Inc.	7,443,239	1.1
115,800		Entertainment Properties Trust	5,407,860	0.8
320,254		FirstMerit Corp.	5,287,393	0.8
199,400		Hatteras Financial Corp.	5,629,062	0.8
209,700		LaSalle Hotel Properties	5,523,498	0.8
219,572	L	National Retail Properties, Inc.	5,381,710	0.8
94,118		ProAssurance Corp.	6,588,260	1.0
272,800		Starwood Property Trust, Inc.	5,595,128	0.8

Shares			Value	Percentage of Net Assets
112,700		SVB Financial Group	$6,729,317	1.0
4,020,707		Other Securities	79,268,630	11.8
			132,854,097	19.7
	Health Care: 11.0%
294,306	@	Healthsouth Corp.	7,725,533	1.1
192,300		Owens & Minor, Inc.	6,632,427	1.0
117,400		Universal Health Services, Inc.	6,049,622	0.9
1,985,050		Other Securities	54,070,553	8.0
			74,478,135	11.0
	Industrials: 16.8%
227,585		Actuant Corp.	6,106,106	0.9
114,424		Acuity Brands, Inc.	6,382,571	1.0
88,911	@	Atlas Air Worldwide Holdings, Inc.	5,291,094	0.8
253,400		Barnes Group, Inc.	6,286,854	0.9
175,100		Brady Corp.	5,613,706	0.8
346,700	L	Heartland Express, Inc.	5,741,352	0.9
140,496		HUB Group, Inc.	5,291,079	0.8
97,742		Kirby Corp.	5,539,039	0.8
81,700		Regal-Beloit Corp.	5,455,109	0.8
102,700		Toro Co.	6,213,350	0.9
169,539		Waste Connections, Inc.	5,379,472	0.8
93,800		Watsco, Inc.	6,377,462	1.0
194,100	L	Watts Water Technologies, Inc.	6,873,081	1.0
1,553,927		Other Securities	36,681,824	5.4
			113,232,099	16.8
	Information Technology: 17.2%
372,600		Advanced Energy Industries, Inc.	5,510,754	0.8
111,609		Ansys, Inc.	6,101,664	0.9
129,900		Concur Technologies, Inc.	6,504,093	1.0

See Accompanying Notes to Financial Statements
58

  SUMMARY PORTFOLIO OF INVESTMENTS
ING SMALL COMPANY PORTFOLIO  AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
	Information Technology (continued)
192,231		Digital River, Inc.	$6,182,149	0.9
280,400		Parametric Technology Corp.	6,429,572	1.0
84,637		Polycom, Inc.	5,442,159	0.8
223,300		Progress Software Corp.	5,388,229	0.8
245,000		Quest Software, Inc.	5,568,850	0.8
179,859	@	SuccessFactors, Inc.	5,287,855	0.8
2,583,509		Other Securities	63,216,334	9.4
			115,631,659	17.2
	Materials: 5.8%
275,000		HB Fuller Co.	6,715,500	1.0
86,848		Minerals Technologies, Inc.	5,757,154	0.8
256,290		Worthington Industries	5,920,299	0.9
1,265,520		Other Securities	20,905,389	3.1
			39,298,342	5.8
	Telecommunication Services: 1.6%
590,593		Other Securities	10,623,557	1.6
	Utilities: 4.2%
213,200		Cleco Corp.	7,430,020	1.1
180,897		El Paso Electric Co.	5,842,973	0.8
291,800		Portland General Electric Co.	7,376,704	1.1
202,500		Other Securities	7,927,545	1.2
			28,577,242	4.2
		Total Common Stock ( Cost $539,374,272 )	648,126,437	96.1
EXCHANGE-TRADED FUNDS: 1.7%
	Financials: 1.7%
122,465		iShares Russell 2000 Index Fund	10,140,102	1.5
22,184		Other Securities	1,628,528	0.2
		Total Exchange- Traded Funds ( Cost $11,447,776 )	11,768,630	1.7
		Total Long-Term Investments ( Cost $550,822,048 )	659,895,067	97.8
SHORT-TERM INVESTMENTS: 7.8%
	Securities Lending Collateralcc: 5.2%
33,438,458		BNY Mellon Overnight Government Fund (1)	33,438,458	5.0
2,114,770	R	BNY Institutional Cash Reserves Fund, Series B (1)(2)	1,691,816	0.2
		Total Securities Lending Collateral ( Cost $35,553,228 )	35,130,274	5.2

Shares			Value	Percentage of Net Assets
	Mutual Funds: 2.6%
17,095,000		Blackrock Liquidity Funds TempFund Portfolio - Class I ( Cost $17,095,000 )	$17,095,000	2.6
		Total Short-Term Investments ( Cost $52,648,228 )	52,225,274	7.8
		Total Investments in Securities ( Cost $603,470,276 )*	$712,120,341	105.6
		Liabilities in Excess of Other Assets	(37,676,240)	(5.6)
		Net Assets	$674,444,101	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2011.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

@  Non-income producing security

cc  Securities purchased with cash collateral for securities loaned.

R  Restricted Security

L  Loaned security, a portion or all of the security is on loan at June 30, 2011.

(1)  Collateral received from brokers for securities lending was invested in these short-term investments.

(2)  On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio's position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

*  Cost for federal income tax purposes is $617,458,344.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$124,468,485
Gross Unrealized Depreciation	(29,806,488)
Net Unrealized Appreciation	$94,661,997

See Accompanying Notes to Financial Statements
59

  SUMMARY PORTFOLIO OF INVESTMENTS
ING SMALL COMPANY PORTFOLIO  AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/11
Asset Table
Investments, at value
Common Stock*	$648,126,437	$—	$—	$648,126,437
Exchange-Traded Funds	11,768,630	—	—	11,768,630
Short-Term Investments	50,533,458	—	1,691,816	52,225,274
Total Investments, at value	$710,428,525	$—	$1,691,816	$712,120,341

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio's assets and liabilities during the period ended June 30, 2011:

	Beginning Balance 12/31/2010	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance 06/30/11
Asset Table
Investments, at value
Short-Term Investments	$1,691,816	$—	$—	$—	$—	$—	$—	$—	$1,691,816
Total Investments, at value	$1,691,816	$—	$—	$—	$—	$—	$—	$—	$1,691,816

As of June 30, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

*  For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

See Accompanying Notes to Financial Statements
60

  SUMMARY PORTFOLIO OF INVESTMENTS
ING INTERMEDIATE BOND PORTFOLIO   AS OF JUNE 30, 2011 (UNAUDITED)

Investment Type Allocation
as of June 30, 2011
(as a percentage of net assets)

Corporate Bonds/Notes	34.3%
U.S. Government Agency Obligations	34.0%
Collateralized Mortgage Obligations	14.3%
U.S. Treasury Obligations	12.8%
Asset-Backed Securities	8.5%
Foreign Government Bonds	6.9%
Preferred Stock	0.2%
Municipal Bonds	0.2%
Foreign Government Bonds	0.0%
Purchased Options	0.0%
Other Assets and Liabilities - Net*	(11.2)%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 34.3%
	Consumer Discretionary: 4.6%
8,757,000	#	Hyatt Hotels Corp., 6.875%, 08/15/19	$9,787,962	0.4
7,691,000	#	NBC Universal, Inc., 2.875%, 04/01/16	7,711,804	0.3
2,831,000	#	NBC Universal, Inc., 5.150%, 04/30/20	2,994,567	0.1
3,134,000	#	News America, Inc., 4.500%, 02/15/21	3,098,949	0.1
6,306,000	S	News America, Inc., 6.150%-6.650%, 03/01/37-11/15/37	6,666,372	0.3
895,000	#	QVC, Inc., 7.375%, 10/15/20	946,462	0.1
2,660,000	#,S	QVC, Inc., 7.500%, 10/01/19	2,832,900	0.1
2,655,000	#	Sigma Alimentos SA de CV, 5.625%, 04/14/18	2,721,375	0.1
73,728,000		Other Securities	76,985,224	3.1
			113,745,615	4.6
	Consumer Staples: 1.1%
5,496,000	#	JBS Finance II Ltd., 8.250%, 01/29/18	5,633,400	0.3
17,838,000		Other Securities	20,130,228	0.8
			25,763,628	1.1
	Energy: 5.6%
2,116,000	#	Chevron Phillips Chemical Co. LLC, 7.000%, 06/15/14	2,389,442	0.1
1,755,000	#	CNPC HK Overseas Capital Ltd., 5.950%, 04/28/41	1,743,445	0.1
1,992,000	#	Duquesne Light Holdings, Inc., 5.900%, 12/01/21	1,979,198	0.1

Principal Amount†			Value	Percentage of Net Assets
4,150,000	#	ENN Energy Holdings Ltd, 6.000%, 05/13/21	$4,085,127	0.2
1,240,000	#	Gazprom Via Gaz Capital SA, 5.092%, 11/29/15	1,299,272	0.0
5,864,000	#	Gold Fields Ltd., 4.875%, 10/07/20	5,560,638	0.2
2,300,000	#	Kazatomprom, 6.250%, 05/20/15	2,484,000	0.1
3,174,000	#	KazMunaiGaz Finance Sub BV, 7.000%, 05/05/20	3,511,714	0.1
5,440,000	#	Lukoil International Finance BV, 6.125%, 11/09/20	5,637,200	0.2
4,625,000	#	Marathon Petroleum Corp., 6.500%, 03/01/41	4,796,056	0.2
1,600,000	#	Mega Advance Investments Ltd, 5.000%, 05/12/21	1,583,710	0.1
2,400,000	#	Mega Advance Investments Ltd, 6.375%, 05/12/41	2,311,896	0.1
1,754,000	#	Novatek Finance Ltd., 6.604%, 02/03/21	1,841,700	0.1
3,973,000	#	Novatek Finance Ltd, 5.326%, 02/03/16	4,112,055	0.2
1,022,000	#	Odebrecht Drilling Norbe VIII/IX Ltd., 6.350%, 06/30/21	1,083,320	0.0
1,615,000	#	Pertamina Persero PT, 6.500%, 05/27/41	1,606,925	0.1
2,530,000	#	Reliance Holdings USA, Inc., 6.250%, 10/19/40	2,341,588	0.1

See Accompanying Notes to Financial Statements
61

  SUMMARY PORTFOLIO OF INVESTMENTS
ING INTERMEDIATE BOND PORTFOLIO   AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Principal Amount†				Value	Percentage of Net Assets
		Energy (continued)
	8,813,000	S	Weatherford International Ltd. Bermuda, 5.125%-6.750%, 09/15/20-09/15/40	$9,172,977	0.4
	80,556,000		Other Securities (a)	79,145,749	3.2
				136,686,012	5.6
		Financials: 10.7%
	2,900,000	#	Alfa Bank OJSC Via Alfa Bond Issuance PLC, 7.750%, 04/28/21	2,940,020	0.1
	1,980,000	#	Banco de Credito del Peru, 5.375%, 09/16/20	1,895,850	0.1
	9,850,000	#	Banco do Brasil SA, 5.875%, 01/26/22	9,790,900	0.4
BRL	9,142,000	#	Banco Votorantim SA, 6.250%, 05/16/16	6,062,839	0.2
	13,186,000	S	Bank of America Corp., 5.420%-8.000%, 03/15/17-12/29/49	13,655,071	0.6
	5,289,000	#	Barclays Bank PLC, 5.926%, 09/29/49	4,945,215	0.2
	3,234,000	#	Barclays Bank PLC, 6.050%, 12/04/17	3,428,680	0.1
	5,491,000	#	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA/Netherlands, 11.000%, 12/29/49	7,026,871	0.3
	9,707,000	S	General Electric Capital Corp., 5.300%-5.875%, 02/11/21-01/14/38	10,051,514	0.4
	4,445,000	S	Goldman Sachs Group, Inc., 5.375%, 03/15/20	4,598,055	0.2
	8,271,000	S	Goldman Sachs Group, Inc., 6.250%, 09/01/17	9,138,016	0.4
	9,635,000	S	Hartford Financial Services Group, Inc., 5.500%-6.625%, 01/15/19-03/30/40	10,082,238	0.4
	5,805,000	#	HSBC Finance Corp., 6.676%, 01/15/21	5,966,460	0.2
	3,124,000	#	Iberdrola Finance Ireland Ltd., 3.800%, 09/11/14	3,192,978	0.1

Principal Amount†			Value	Percentage of Net Assets
4,439,000	#	ILFC E-Capital Trust II, 6.250%, 12/21/65	$3,795,345	0.2
3,437,000	#	International Lease Finance Corp., 7.125%, 09/01/18	3,694,775	0.2
10,835,000	S	International Lease Finance Corp., 5.750%-6.625%, 11/15/13-05/15/19	10,804,102	0.4
5,863,000	#	Lloyds TSB Bank PLC, 6.500%, 09/14/20	5,539,802	0.2
3,800,000	#	Marfrig Holding Europe BV, 8.375%, 05/09/18	3,649,900	0.2
10,688,000	S	Morgan Stanley, 5.750%, 01/25/21	10,834,169	0.4
5,301,000	#	Pacific Life Insurance Co., 9.250%, 06/15/39	6,990,657	0.3
183,460	#	Power Receivable Finance, LLC, 6.290%, 01/01/12	183,748	0.0
7,611,000	S	Protective Life Corp., 8.450%, 10/15/39	8,410,947	0.3
3,726,000	#	Voto-Votorantim Ltd., 6.750%, 04/05/21	3,968,190	0.2
113,725,000		Other Securities (a)	112,566,071	4.6
			263,212,413	10.7
	Health Care: 0.5%
3,295,000	#	Hypermarcas SA, 6.500%, 04/20/21	3,307,356	0.1
11,729,000		Other Securities	9,583,029	0.4
			12,890,385	0.5
	Industrials: 1.8%
2,835,000	#	Bombardier, Inc., 7.500%, 03/15/18	3,189,375	0.1
810,000	#	Bombardier, Inc., 7.750%, 03/15/20	915,300	0.1
3,505,000	#	Calpine Corp., 7.500%, 02/15/21	3,592,625	0.1
2,398,000	#	Cemex SAB de CV, 9.000%, 01/11/18	2,451,955	0.1
3,442,000	#	Chevron Phillips Chemical Co. LLC 8.250%, 06/15/19	4,273,928	0.2
3,270,000	#	Energizer Holdings, Inc., 4.700%, 05/19/21	3,236,005	0.1
23,874,000		Other Securities	25,753,516	1.1
			43,412,704	1.8
	Information Technology: 1.0%
24,335,000		Other Securities	25,439,436	1.0

See Accompanying Notes to Financial Statements
62

  SUMMARY PORTFOLIO OF INVESTMENTS
ING INTERMEDIATE BOND PORTFOLIO   AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
	Materials: 2.5%
14,038,000	S	ArcelorMittal, 5.250%-9.850%, 06/01/18-08/05/20	$15,760,875	0.6
4,879,000	#,S	Fibria Overseas Finance Ltd., 7.500%, 05/04/20	5,336,650	0.2
1,585,000	#	Georgia-Pacific LLC, 5.400%, 11/01/20	1,618,267	0.1
3,755,000	#	Gerdau Trade, Inc., 5.750%, 01/30/21	3,834,794	0.2
2,109,000	#	Inversiones CMPC SA, 4.750%, 01/19/18	2,117,512	0.1
3,590,000	#	Inversiones CMPC SA, 6.125%, 11/05/19	3,827,852	0.2
26,130,000		Other Securities	27,870,776	1.1
			60,366,726	2.5
	Telecommunication Services: 2.4%
8,610,000	S	American Tower Corp., 4.500%, 01/15/18	8,618,050	0.4
3,374,000	#	Qtel International Finance Ltd., 4.750%, 02/16/21	3,306,520	0.1
5,793,000	S	Telefonica Emisiones SAU, 3.992%, 02/16/16	5,865,888	0.2
3,582,000	#	Telstra Corp. Ltd., 4.800%, 10/12/21	3,601,089	0.1
1,906,000	#,S	Vimpel Communications Via VIP Finance Ireland Ltd., OJSC, 6.493%, 02/02/16	1,972,710	0.1
1,601,000	#	Vimpel Communications Via VIP Finance Ireland Ltd., OJSC, 7.748%, 02/02/21	1,657,035	0.1
3,100,000	#	VimpelCom Holdings BV, 7.504%, 03/01/22	3,118,600	0.1
29,985,000		Other Securities	31,452,223	1.3
			59,592,115	2.4
	Utilities: 4.1%
3,604,000	#	Allegheny Energy Supply Co. LLC, 5.750%, 10/15/19	3,776,808	0.2
3,957,000	#	Duquesne Light Holdings, Inc., 6.400%, 09/15/20	4,100,228	0.2
6,479,000	#	EDP Finance BV, 6.000%, 02/02/18	6,002,657	0.2

Principal Amount†			Value	Percentage of Net Assets
5,418,000	#	Enel Finance International S.A., 6.000%, 10/07/39	$4,911,368	0.2
3,176,000	#	Enel Finance International S.A., 6.250%, 09/15/17	3,510,744	0.1
10,838,000	#	Iberdrola Finance Ireland Ltd., 5.000%, 09/11/19	10,706,318	0.4
447,181	#	Juniper Generation, LLC, 6.790%, 12/31/14	376,745	0.0
7,403,000	S	Oncor Electric Delivery Co., 6.800%-7.500%, 09/01/18-09/01/38	8,963,638	0.4
55,260,000		Other Securities	58,907,226	2.4
			101,255,732	4.1
		Total Corporate Bonds/Notes ( Cost $807,624,075 )	842,364,766	34.3
COLLATERALIZED MORTGAGE OBLIGATIONS: 14.3%
8,665,000	#	American General Mortgage Loan Trust, 5.750%, 09/25/48	8,819,163	0.4
79,567,842	#,^	Banc of America Commercial Mortgage, Inc., 0.241%, 10/10/45	849,498	0.0
107,956,427	^,S	Banc of America Commercial Mortgage, Inc., 0.308%-5.802%, 07/10/43-06/10/49	25,458,880	1.1
9,261,704		Banc of America Funding Corp., 5.500%-5.750%, 02/25/35-11/25/35	9,124,254	0.4
2,730,658	#	Banc of America Large Loan, Inc., 5.912%, 10/10/45	2,728,832	0.1
3,060,000	#	Banc of America Large Loan, Inc., 6.010%, 10/10/45	3,044,472	0.1
2,269,000	#	Bear Stearns Commercial Mortgage Securities, 6.500%, 02/15/32	2,188,976	0.1
13,429,071		Bear Stearns Commercial Mortgage Securities, 4.556%-8.586%, 10/15/32-09/11/42	13,768,944	0.6

See Accompanying Notes to Financial Statements
63

  SUMMARY PORTFOLIO OF INVESTMENTS
ING INTERMEDIATE BOND PORTFOLIO   AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
8,596,115		Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.560%, 10/15/48	$8,673,910	0.4
4,115,850	#,^	Commercial Mortgage Asset Trust, 0.991%, 01/17/32	66,512	0.0
—	#,^	Credit Suisse First Boston Mortgage Securities Corp., 0.194%, 02/15/38	—	—
12,160,712		Credit Suisse Mortgage Capital Certificates, 5.448%, 01/15/49	12,294,130	0.5
390,793,926	#,^	Credit Suisse Mortgage Capital Certificates, 0.126%, 09/15/40	2,447,972	0.1
23,289,669	#,^	DBUBS Mortgage Trust, 1.438%, 07/10/44	1,813,639	0.1
2,370,000	#	DBUBS Mortgage Trust, 4.537%, 07/10/44	2,364,002	0.1
4,010,000	#	DBUBS Mortgage Trust, 5.729%, 11/10/46	3,424,208	0.1
10,932,417	S	Freddie Mac, 5.000%-5.500%, 02/15/35-07/15/37	11,826,860	0.5
7,268,061	S	Greenwich Capital Commercial Funding Corp., 5.736%, 12/10/49	7,810,599	0.3
591,099,819	#,^	Greenwich Capital Commercial Funding Corp., 0.178%, 04/10/37	1,743,212	0.1
302,911,360	#,^	Greenwich Capital Commercial Funding Corp., 0.495%, 03/10/39	3,938,787	0.1
27,678,105	#,^,S	GS Mortgage Securities Corp. II, 1.342%, 03/10/44	1,643,999	0.1
5,209,000	#	GS Mortgage Securities Corp. II, 6.053%, 07/12/38	5,649,837	0.2
3,662,575		GS Mortgage Securities Corp. II, 4.607%-5.479%, 07/10/39-11/10/39	3,702,890	0.1
2,060,000	#	JP Morgan Chase Commercial Mortgage Securities Corp., 5.389%, 07/15/46	1,750,237	0.1

Principal Amount†			Value	Percentage of Net Assets
12,531,000	S	JP Morgan Chase Commercial Mortgage Securities Corp., 4.981%-6.288%, 01/15/42-02/12/51	$12,271,299	0.5
740,558,128	^,S	JPMorgan Chase Commercial Mortgage Securities Corp., 0.149%, 02/15/51	4,321,527	0.2
8,557,008	S	JPMorgan Chase Commercial Mortgage Securities Corp., 6.187%, 02/15/51	9,112,229	0.3
2,000,000	#	JPMorgan Chase Commercial Mortgage Securities Corp., 6.248%, 03/12/39	2,038,771	0.1
11,682,202	S	JPMorgan Mortgage Trust, 4.692%-5.359%, 07/25/35	11,045,864	0.4
125,186,971	#,^	LB-UBS Commercial Mortgage Trust, 0.256%, 09/15/39	2,293,225	0.1
44,769,907	#,^	LB-UBS Commercial Mortgage Trust, 0.403%, 11/15/38	699,046	0.0
190,692,078	#,^	LB-UBS Commercial Mortgage Trust, 0.909%, 11/15/38	4,627,620	0.2
1,234,000	#	LB-UBS Commercial Mortgage Trust, 5.750%, 01/15/36	1,270,758	0.1
93,178,058	^,S	LB-UBS Commercial Mortgage Trust, 0.343%-6.760%, 12/15/32-09/15/45	30,560,229	1.2
161,031,086	#,^	Merrill Lynch Mortgage Trust, 0.680%, 02/12/51	3,048,641	0.1
10,349,895		Morgan Stanley Capital I, 5.776%, 04/12/49	10,517,554	0.4
1,402,000	#	Morgan Stanley Capital I, 5.423%, 09/15/47	1,279,022	0.1
8,295,190		Morgan Stanley Capital I, 0.439%-5.242%, 01/14/42-04/12/49	7,874,166	0.3
909,000	#	Morgan Stanley Dean Witter Capital I, 6.500%, 11/15/36	404,275	0.0
3,840,000	#	Morgan Stanley Dean Witter Capital I, 7.280%, 12/15/35	4,097,347	0.2

See Accompanying Notes to Financial Statements
64

  SUMMARY PORTFOLIO OF INVESTMENTS
ING INTERMEDIATE BOND PORTFOLIO   AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
49,390,786	#,^	RBSCF Trust, 1.141%, 04/15/24	$1,620,018	0.0
6,236,000	#	RBSCF Trust, 5.420%, 01/19/49	6,546,215	0.3
4,847,000	#	Vornado DP LLC, 5.280%, 09/13/28	4,607,707	0.2
4,940,000	#	Vornado DP LLC, 6.356%, 09/13/28	4,663,595	0.2
9,870,000	S	Wachovia Bank Commercial Mortgage Trust, 5.342%, 12/15/43	10,407,007	0.4
4,550,000	#	Wachovia Bank Commercial Mortgage Trust, 5.125%, 08/15/35	4,652,201	0.2
676,000	#	Wachovia Bank Commercial Mortgage Trust, 5.125%, 08/15/35	675,440	0.1
3,125,000	#	Wachovia Bank Commercial Mortgage Trust, 5.704%, 02/15/35	3,105,995	0.1
8,859,007		Wachovia Bank Commercial Mortgage Trust, 5.246%-5.500%, 12/15/43-11/15/48	8,191,229	0.3
9,119,324	S	Wells Fargo Mortgage Backed Securities Trust, 2.783%, 06/25/35	8,539,418	0.4
7,506,870	S	Wells Fargo Mortgage Backed Securities Trust, 5.000%-5.079%, 05/25/35-11/25/36	7,541,324	0.3
5,220,018	#	Wells Fargo Mortgage-Backed Securities Trust, 5.254%, 06/26/35	5,160,609	0.2
3,941,820	S	Wells Fargo Mortgage-Backed Securities Trust, 4.864%-5.000%, 12/25/33-08/25/34	3,975,070	0.2
42,787,571		Other Securities	39,992,744	1.6
		Total Collateralized Mortgage Obligations ( Cost $351,381,370 )	350,273,958	14.3
MUNICIPAL BONDS: 0.2%
	Louisiana: 0.2%
3,515,000		Other Securities	3,512,258	0.2
		Total Municipal Bonds ( Cost $3,514,050 )	3,512,258	0.2

Principal Amount†				Value	Percentage of Net Assets
OTHER BONDS: 6.9%
		Foreign Government Bonds: 6.9%
BRL	119,061,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/17	$69,041,991	2.8
BRL	6,642,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/21	3,710,606	0.2
	5,501,000	#	Eskom Holdings Ltd, 5.750%, 01/26/21	5,721,040	0.2
MXN	441,400,000		Mexican Bonos, 6.500%, 06/10/21	36,421,673	1.5
	7,312,000	S	Nexen, Inc., 7.500%, 07/30/39	8,204,393	0.3
ZAR	126,438,454		South Africa Government Bond, 2.750%, 01/31/22	19,056,084	0.8
ZAR	141,277,523		South Africa Government Bond, 7.250%, 01/15/20	19,409,101	0.8
	5,209,000	S	Telefonica Emisiones SAU, 5.462%, 02/16/21	5,297,887	0.2
	3,288,000		Other Securities	3,440,964	0.1
			Total Other Bonds ( Cost $171,493,707 )	170,303,739	6.9
FOREIGN GOVERNMENT BONDS: 0.0%
	630,573		Other Securities	669,195	0.0
			Total Foreign Government Bonds ( Cost $652,950 )	669,195	0.0
U.S. TREASURY OBLIGATIONS: 12.8%
		U.S. Treasury Bonds: 3.7%
	46,623,000	S	3.125%, due 5/15/2021	46,499,263	1.9
	43,042,000		4.750%, due 2/15/2041	45,759,026	1.8
				92,258,289	3.7
		U.S. Treasury Notes: 9.1%
	9,947,000	L	0.500%, due 5/31/2013	9,959,046	0.4
	25,767,000	L	0.750%, due 6/15/2014	25,740,847	1.1
	47,207,000	L	1.750%, due 5/31/2016	47,288,054	1.9
	140,330,000	L	2.375%, due 5/31/2018	139,606,739	5.7
				222,594,686	9.1
			Total U.S. Treasury Obligations ( Cost $317,861,222 )	314,852,975	12.8

See Accompanying Notes to Financial Statements
65

  SUMMARY PORTFOLIO OF INVESTMENTS
ING INTERMEDIATE BOND PORTFOLIO   AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: 34.0%
	Federal Home Loan Mortgage Corporation##: 11.6%
57,251,000	W	4.000%, due 1/15/2041	$57,215,218	2.3
11,711,000	W	4.000%, due 1/15/2041	11,668,911	0.5
39,469,000	W	4.500%, due 7/15/2038	40,782,568	1.7
18,206,000	W	5.000%, due 7/15/2035	19,318,278	0.8
21,452,225	S	5.500%, due 8/15/2020	22,316,874	0.9
8,104,952	S	5.500%, due 6/15/2032	8,531,182	0.4
9,322,382	S	5.500%, due 7/15/2032	9,818,324	0.4
11,906,000	S	5.500%, due 6/15/2037	13,138,609	0.5
101,825,162	^,S	3.287%-7.500%, due 08/15/16- 01/01/41	101,414,133	4.1
			284,204,097	11.6
	Federal National Mortgage Association##: 16.5%
51,295,000	W	4.000%, due 2/25/2039	51,311,004	2.1
103,265,000	W	4.500%, due 7/15/2035	106,863,166	4.4
10,580,318	S	4.500%, due 11/1/2040	10,965,400	0.4
23,641,000	W	5.000%, due 7/1/2037	25,122,250	1.0
20,875,660	S	5.000%, due 7/1/2037	22,314,229	0.9
23,775,000	W	5.500%, due 7/15/2034	25,710,428	1.1
12,598,000	W	6.000%, due 7/1/2037	13,840,087	0.6
9,577,484	S	6.000%, due 12/25/2049	10,697,188	0.4
192,963,457	^,S,W	2.166%-27.857%, due 06/01/16- 01/25/48	137,528,006	5.6
			404,351,758	16.5
	Government National Mortgage Association: 5.9%
11,633,000	W	4.000%, due 12/15/2040	11,852,933	0.5
66,380,000		4.000%, due 1/20/2041	67,427,543	2.8
9,795,000	W	4.500%, due 7/1/2039	10,339,847	0.4
191,773,254	^,S	2.125%-7.500%, due 04/15/22- 09/15/39	37,465,506	1.5

Principal Amount†				Value	Percentage of Net Assets
	17,056,414	S	4.000%-5.290%, due 11/20/40- 10/20/60	$18,302,033	0.7
				145,387,862	5.9
			Total U.S. Government Agency Obligations ( Cost $802,967,999 )	833,943,717	34.0
ASSET-BACKED SECURITIES: 8.5%
		Automobile Asset-Backed Securities: 1.0%
	5,424,000	#	Chrysler Financial Auto Securitization Trust, 5.570%, 08/08/14	5,563,944	0.2
	5,738,000	#	Chrysler Financial Auto Securitization Trust, 6.250%, 05/08/14	5,890,996	0.3
	11,297,000	#	Chrysler Financial Auto Securitization Trust, 6.540%, 11/10/14	11,763,177	0.5
				23,218,117	1.0
		Credit Card Asset-Backed Securities: 3.7%
	10,706,000	S	Capital One Multi-Asset Execution Trust, 5.050%, 12/17/18	12,060,539	0.5
	16,710,000	S	Capital One Multi-Asset Execution Trust, 5.750%, 07/15/20	19,441,134	0.8
	298,000	S	Citibank Credit Card Issuance Trust, 0.597%, 07/15/14	296,698	0.0
	15,935,000	S	Citibank Credit Card Issuance Trust, 6.300%, 06/20/14	16,717,849	0.7
EUR	27,084,000		MBNA Credit Card Master Note Trust, 5.600%, 07/17/14	39,931,599	1.6
	2,130,000		MBNA Credit Card Master Note Trust, 0.607%-1.537%, 10/15/14-07/15/15	2,130,425	0.1
	1,007,000		Other Securities	1,155,207	0.0
				91,733,451	3.7
		Home Equity Asset-Backed Securities: 0.1%
	2,753,618		Other Securities	2,517,586	0.1
		Other Asset-Backed Securities: 3.7%
	3,421,618	#	ARES CLO Funds, 0.487%, 09/18/17	3,347,783	0.1
	2,975,000	#	ARES CLO Funds, 2.905%, 02/26/16	2,719,733	0.1

See Accompanying Notes to Financial Statements
66

  SUMMARY PORTFOLIO OF INVESTMENTS
ING INTERMEDIATE BOND PORTFOLIO   AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
	Other Asset-Backed Securities (continued)
4,794,897	#	Atrium CDO Corp., 0.585%, 10/27/16	$4,685,080	0.2
9,439,688	#	Atrium CDO Corp., 0.619%, 06/27/15	9,265,054	0.4
3,400,000	#	Avenue CLO Fund Ltd., 2.411%, 02/15/17	2,805,452	0.1
1,980,907	#	Callidus Debt Partners Fund Ltd., 0.761%, 05/15/15	1,956,449	0.1
2,560,158	#	Carlyle High Yield Partners, 0.636%, 08/11/16	2,517,311	0.1
5,131,766	#	Castle Hill II Ingots Ltd., 0.758%, 10/15/14	5,092,764	0.2
3,360,000	#,+	Credit-Based Asset Servicing and Securitization, LLC, 5.746%, 12/25/37	3,336,367	0.1
2,876,000	#,+	Credit-Based Asset Servicing and Securitization, LLC, 6.020%, 12/25/37	2,485,139	0.1
3,903,187	+,S	Credit-Based Asset Servicing and Securitization, LLC, 4.831%-5.501%, 08/25/35-12/25/36	3,423,092	0.2
2,700,000	#	Dryden Leveraged Loan CDO 2002-II, 2.545%, 09/17/16	2,427,521	0.1
5,513,935	#	First CLO Ltd., 0.624%, 07/27/16	5,463,367	0.2
6,250,000	#	Foxe Basin CLO Ltd., 1.947%, 12/15/15	6,125,000	0.3
1,652,962	#	Granite Ventures Ltd., 0.538%, 12/15/17	1,626,053	0.1
280,945		Greenwich Capital Commercial Funding Corp., 5.381%, 03/10/39	285,857	0.0
7,419,579	#	GSC Partners CDO Fund Ltd., 0.640%, 11/20/16	7,341,822	0.3
4,592,090	#	Katonah Ltd., 0.567%, 09/20/16	4,503,729	0.2
927,068	#	Katonah Ltd., 0.797%, 02/20/15	919,632	0.0
3,058,649	#	Navigator CDO Ltd., 2.381%, 01/14/17	2,638,920	0.1
2,000,000	#	One Wall Street CLO Ltd., 0.716%, 01/06/16	1,885,000	0.1
1,000,000	#	Pacifica CDO Ltd., 1.050%, 05/13/16	938,393	0.0

Principal Amount†			Value	Percentage of Net Assets
6,087,201	#	Stanfield Carrera CLO Ltd., 0.727%, 03/15/15	$6,011,111	0.2
2,150,000	#	Veritas CLO Ltd., 1.572%, 09/05/16	1,980,688	0.1
5,423,093	#	Wind River CLO Ltd., 0.577%, 12/19/16	5,253,589	0.2
2,974,868		Other Securities	1,872,468	0.1
			90,907,374	3.7
		Total Asset-Backed Securities ( Cost $208,430,505 )	208,376,528	8.5
Shares			Value	Percentage of Net Assets
PREFERRED STOCK: 0.2%
	Financials: 0.2%
203,400		Other Securities	$5,396,828	0.2
		Total Preferred Stock ( Cost $5,284,800 )	5,396,828	0.2
# of Contracts			Value	Percentage of Net Assets
PURCHASED OPTIONS: 0.0%
	Options on Currencies: 0.0%
24,900,000		TWD vs USD Currency Call Option, Strike @ 29.400, Exp. 08/25/11 Counterparty: Deutsche Bank AG	$64,792	0.0
24,900,000		TWD vs USD Currency Call Option, Strike @ 29.400, Exp. 08/25/11 Counterparty: Deutsche Bank AG	64,793	0.0
			129,585	0.0
	Options on Interest Rate Swaptions: 0.0%
161,123,000		Call OTC Swaption, Strike @ 1.680%, Exp. 09/23/11 Counterparty: Morgan Stanley	195,540	0.0
		Total Purchased Options ( Cost $831,606 )	325,125	0.0
		Total Long-Term Investments ( Cost $2,670,042,284 )	2,730,019,089	111.2

See Accompanying Notes to Financial Statements
67

  SUMMARY PORTFOLIO OF INVESTMENTS
ING INTERMEDIATE BOND PORTFOLIO   AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 15.2%
	Commercial Paper: 5.8%
17,000,000		Concord Minutemen Capital Co., 0.410%, 02/13/12	$16,956,310	0.7
17,420,000		Crown Point, 0.200%, 07/14/11	17,418,645	0.7
20,000,000		Danske Corporation, 0.250%, 08/08/11	19,994,583	0.8
3,382,000		General Mills, 0.200%, 07/05/11	3,381,906	0.1
15,681,000		General Mills, 0.200%, 08/15/11	15,676,993	0.7
5,000,000		Kellogg, 0.210%, 07/12/11	4,999,667	0.2
14,500,000		Kellog, 0.200%, 07/08/11	14,499,323	0.6
24,000,000		United Health, 0.310%, 07/01/11	23,999,794	1.0
15,000,000		Volkswagen of America, 0.270%, 08/22/11	14,994,005	0.6
9,750,000		Volkswagen of America, 0.250%, 07/01/11	9,749,932	0.4
			141,671,158	5.8
Shares			Value	Percentage of Net Assets
	Securities Lending Collateralcc: 9.0%
214,381,636		BNY Mellon Overnight Government Fund (1)	$214,381,636	8.7
9,207,559	R	BNY Institutional Cash Reserves Fund, Series B (1)(2)	7,366,047	0.3
		Total Securities Lending Collateral ( Cost $223,589,195 )	221,747,683	9.0
	Mutual Funds: 0.4%
9,763,001		Blackrock Liquidity Funds TempFund Portfolio - Class I ( Cost $9,763,001 )	9,763,001	0.4
		Total Short-Term Investments ( Cost $375,002,727 )	373,181,842	15.2
		Total Investments in Securities (Cost $3,045,045,011)*	$3,103,200,931	126.4
		Liabilities in Excess of Other Assets	(648,224,429)	(26.4)
		Net Assets	$2,454,976,502	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2011.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†  Unless otherwise indicated, principal amount is shown in USD.

#  Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

##  On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

+  Step-up basis bonds. Interest rates shown reflect current and next coupon rates.

cc  Securities purchased with cash collateral for securities loaned.

W  Settlement is on a when-issued or delayed-delivery basis.

S  All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

R  Restricted Security

L  Loaned security, a portion or all of the security is on loan at June 30, 2011.

^  Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

(1)  Collateral received from brokers for securities lending was invested in these short-term investments.

(2)  On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio's position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

(a)  The grouping contains securities in default.

BRL  Brazilian Real

EUR  EU Euro

MXN  Mexican Peso

ZAR  South African Rand

*  Cost for federal income tax purposes is $3,045,831,903.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$93,579,165
Gross Unrealized Depreciation	(36,210,137)
Net Unrealized Appreciation	$57,369,028

See Accompanying Notes to Financial Statements
68

  SUMMARY PORTFOLIO OF INVESTMENTS
ING INTERMEDIATE BOND PORTFOLIO   AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/11
Asset Table
Investments, at value
Preferred Stock	$—	$5,396,828	$—	$5,396,828
Purchased Options	—	325,125	—	325,125
Corporate Bonds/Notes	—	838,227,516	—	842,364,766
Collateralized Mortgage Obligations	—	350,273,958	—	350,273,958
Municipal Bonds	—	3,512,258	—	3,512,258
Other Bonds	—	166,593,133	3,710,606	170,303,739
Short-Term Investments	224,144,637	141,671,158	7,366,047	373,181,842
Foreign Government Bonds	—	669,195	—	669,195
U.S. Government Agency Obligations	—	829,518,638	4,425,079	833,943,717
Asset-Backed Securities	—	179,997,598	28,378,930	208,376,528
U.S. Treasury Obligations	—	314,852,975	—	314,852,975
Total Investments, at value	$224,144,637	$2,831,038,382	$43,880,662	$3,103,200,931
Other Financial Instruments+:
Swaps	—	1,400,724	—	1,400,724
Futures	2,647,713	—	—	2,647,713
Total Assets	$226,792,350	$2,832,439,106	$43,880,662	$3,107,249,368
Liabilities Table
Other Financial Instruments+:
Swaps	$—	$(4,900,415)	$—	$(4,900,415)
Written Options	—	(1,341,678)	—	(1,341,678)
Futures	(2,018,533)	—	—	(2,018,533)
Forward Foreign Currency Contracts	—	(5,502,705)	—	(5,502,705)
Total Liabilities	$(2,018,533)	$(11,744,798)	$—	$(13,763,331)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio's assets and liabilities during the period ended June 30, 2011:

	Beginning Balance 12/31/2010	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance 06/30/11
Asset Table
Investments, at value
Other Bonds	$—	$3,718,646	$—	$—	$—	$(8,040)	$—	$—	$3,710,606
Short-Term Investments	7,366,047	—	—	—	—	—	—	—	7,366,047
U.S. Government Agency Obligations	6,952,056	93,036	—	8,201	—	127,151	—	(2,755,365)	4,425,079
Asset-Backed Securities	19,555,400	33,723,471	(5,452,325)	28,380	72,510	6,894	—	(19,555,400)	28,378,930
Total Investments, at value	$33,873,503	$37,535,153	$(5,452,325)	$36,581	$72,510	$126,005	$—	$(22,310,765)	$43,880,662

As of June 30, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $126,005.

^   See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

+  Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

See Accompanying Notes to Financial Statements
69

  SUMMARY PORTFOLIO OF INVESTMENTS
ING INTERMEDIATE BOND PORTFOLIO   AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

At June 30, 2011 , the following forward foreign currency contracts were outstanding for the ING Intermediate Bond Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation/ (Depreciation)
Citigroup, Inc.	EU Euro	28,209,877	Sell	07/01/11	$39,817,959	$40,908,780	$(1,090,821)
Deutsche Bank AG	South African Rand	270,802,933	Sell	08/26/11	38,238,200	39,705,069	(1,466,869)
Deutsche Bank AG	Brazilian Real	110,421,544	Sell	07/15/11	69,047,989	70,495,903	(1,447,914)
Deutsche Bank AG	EU Euro	28,209,877	Sell	07/29/11	40,097,180	40,874,402	(777,222)
Morgan Stanley	Mexican Peso	447,134,030	Sell	07/01/11	38,012,228	38,188,840	(176,612)
Morgan Stanley	Mexican Peso	447,134,030	Sell	07/29/11	37,546,523	38,089,790	(543,267)
							$(5,502,705)

ING Intermediate Bond Portfolio Open Futures Contracts on June 30, 2011:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 5-Year Note	3,355	09/30/11	$399,900,265	$269,737
U.S. Treasury Ultra Long Bond	838	09/21/11	105,797,500	(2,018,533)
			$505,697,765	$(1,748,796)
Short Contracts
U.S. Treasury 10-Year Note	4,394	09/21/11	$537,509,803	$1,379,407
U.S. Treasury 2-Year Note	615	09/30/11	134,896,412	56,721
U.S. Treasury Long Bond	589	09/21/11	72,465,406	941,848
			$744,871,621	$2,377,976

ING Intermediate Bond Portfolio Credit Default Swap Agreements Outstanding on June 30, 2011:

  Credit Default Swaps on Corporate and Sovereign Issues — Buy Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)		Fair Value(3)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citigroup, Inc.	MBIA Inc.	Buy	(5.000)	09/20/13	USD	3,460,000	$247,507	$499,340	$(251,833)
Citigroup, Inc.	MBIA Inc.	Buy	(5.000)	09/20/13	USD	1,710,000	122,322	257,133	(134,811)
JPMorgan Chase & Co.	MBIA Inc.	Buy	(5.000)	09/20/13	USD	13,751,000	983,658	1,079,982	(96,324)
							$1,353,487	$1,836,455	$(482,968)

Credit Default Swaps on Corporate and Sovereign Issues — Sell Protection(4)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Implied Credit Spread at 06/30/11 (%)(5)	Notional Amount(2)		Fair Value(3)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citigroup, Inc.	MBIA Global Funding, LLC	Sell	5.000	09/20/13	13.839	USD	3,460,000	$(553,219)	$(631,518)	$78,299
Citigroup, Inc.	MBIA Global Funding, LLC	Sell	5.000	09/20/13	13.839	USD	1,710,000	(273,411)	(286,106)	12,695
Goldman Sachs & Co.	MBIA Global Funding, LLC	Sell	5.000	09/20/13	13.839	USD	3,435,000	(549,222)	(567,447)	18,225
JPMorgan Chase & Co.	MBIA Global Funding, LLC	Sell	5.000	09/20/13	13.839	USD	6,874,000	(1,099,082)	(569,866)	(529,216)
								$(2,474,934)	$(2,054,937)	$(419,997)

(1)  If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either 1.) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or 2.) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)  The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(3)  The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation's credit soundness and a greater likelihood or risk of default or other credit event occurring.

See Accompanying Notes to Financial Statements
70

  SUMMARY PORTFOLIO OF INVESTMENTS
ING INTERMEDIATE BOND PORTFOLIO   AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

(4)  If the Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either 1.) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or 2.) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

(5)  Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio's Portfolio of Investment and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting market values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

ING Intermediate Bond Portfolio Interest Rate Swap Agreements Outstanding on June 30, 2011:

	Termination Date	Notional Amount		Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on the 3-month CAD-BA-CDOR and pay a fixed rate equal to 1.725% Counterparty: Deutsche Bank AG	06/30/13	CAD	272,390,000	$47,237	$—	$47,237
Receive a fixed rate equal to 3.335% and pay a floating rate based on the 3-month CAD-BA-CDOR Counterparty: Deutsche Bank AG	06/30/21	CAD	68,098,000	(300,535)	—	(300,535)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 3.478% Counterparty: Citigroup, Inc.	05/11/20	USD	64,520,000	(2,124,946)	—	(2,124,946)
				$(2,378,244)	$—	$(2,378,244)

ING Intermediate Bond Portfolio Written OTC Options on June 30, 2011

Contracts	# of Counterparty	Description	Price		Exercise Date	Expiration Received	Premiums Fair Value
Options On Currencies
24,900,000	Deutsche Bank AG	USD vs TWD Currency Put Option	28.35	USD	08/25/11	$95,367	$(121,183)
24,900,000	Deutsche Bank AG	USD vs TWD Currency Put Option	28.35	USD	08/25/11	94,122	(121,184)
					Total Written OTC Options	$189,489	$(242,367)

ING Intermediate Bond Portfolio Written Swaptions Open on June 30, 2011:

Written Interest Rate Swaptions

Description	Counterparty	Floating Rate Index/Underlying Reference Entity	Pay/ Receive Floating	Exercise Rate	Expiration Date	Notional Amount		Premiums Received	Fair Value
Put OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Pay	2.310	09/23/11	USD	161,123,000	$563,931	$(1,099,311)
								$563,931	$(1,099,311)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2011 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Investments in securities at value*	$129,585
Interest rate contracts	Investments in securities at value*	195,540
Credit contracts	Upfront payments paid on swap agreements	1,836,455
Credit contracts	Unrealized appreciation on swap agreements	109,219
Interest rate contracts	Unrealized appreciation on swap agreements	47,237
Interest rate contracts	Net Assets — Unrealized appreciation**	2,647,713
Total Asset Derivatives		$4,965,749

See Accompanying Notes to Financial Statements
71

  SUMMARY PORTFOLIO OF INVESTMENTS
ING INTERMEDIATE BOND PORTFOLIO   AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$5,502,705
Credit contracts	Upfront payments received on swap agreements	2,054,937
Credit contracts	Unrealized depreciation on swap agreements	1,012,184
Interest rate contracts	Unrealized depreciation on swap agreements	2,425,481
Interest rate contracts	Net Assets — Unrealized depreciation**	1,748,796
Foreign exchange contracts	Written options, at fair value	242,367
Interest rate contracts	Written options, at fair value	1,099,311
Total Liability Derivatives		$14,085,781

*  Includes purchased options.

*  Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2011 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Foreign currency related transactions**	Futures	Swaps	Written options	Total
Credit contracts	$—	$—	$—	$(1,197,898)	$—	$(1,197,898)
Foreign exchange contracts	(659,612)	(17,495,151)	—	—	350,129	(17,804,634)
Interest rate contracts	(211,525)	—	(979,622)	(317,345)	264,706	(1,243,786)
Total	$(871,137)	$(17,495,151)	$(979,622)	$(1,515,243)	$614,835	$(20,246,318)
	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Foreign currency related transactions**	Futures	Swaps	Written options	Total
Credit contracts	$—	$—	$—	$3,238,627	$—	$3,238,627
Foreign exchange contracts	(138,091)	889,405	—	—	(52,878)	698,436
Interest rate contracts	(368,390)	—	1,057,921	(1,254,140)	(535,380)	(1,099,989)
Total	$(506,481)	$889,405	$1,057,921	$1,984,487	$(588,258)	$2,837,074

*  Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

**  Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements
72

  PORTFOLIO OF INVESTMENTS
ING MONEY MARKET PORTFOLIO   AS OF JUNE 30, 2011 (UNAUDITED)

Investment Type Allocation
as of June 30, 2011
(as a percentage of net assets)

Commercial Paper	57.3%
Corporate Bonds/Notes	14.8%
Certificates of Deposit	7.6%
Repurchase Agreements	4.8%
Mutual Funds	3.1%
U.S. Government Agency Obligations	2.9%
Securities Lending Collateral	0.0%
Other Assets and Liabilities - Net	9.5%
Net Assets	100.0%

Portfolio holdings are subject to change daily.

Principal Amount†			Value	Percentage of Net Assets
CERTIFICATES OF DEPOSIT: 7.6%
3,500,000	#	ANZ National Int'l Ltd/ London, 0.374%, due 07/25/11	$3,500,000	0.3
6,750,000		BNP Paribas, 0.390%, due 12/02/11	6,752,441	0.6
10,250,000		Credit Suisse/ New York NY, 0.006%, due 12/08/11	10,250,000	0.9
8,000,000		Rabobank Nederland NV, 0.006%, due 11/16/11	8,000,000	0.7
15,500,000		Societe Generale/ New York NY, 0.560%, due 03/05/12	15,513,665	1.3
8,250,000		Svenska Handelsbanken AB, 0.240%, due 08/18/11	8,250,055	0.7
14,250,000		Toronto Dominion Bank NY, 0.004%, due 07/07/11	14,250,043	1.2
1,400,000		Toronto Dominion Bank, 0.170%, due 08/03/11	1,400,026	0.1
7,750,000		Toronto-Dominion Bank, 0.004%, due 07/15/11	7,750,000	0.6
14,700,000		Toronto-Dominion Bank, 0.220%, due 07/28/11	14,700,000	1.2
		Total Certificates of Deposit (Cost $90,366,230)	90,366,230	7.6
COMMERCIAL PAPER: 57.3%
24,000,000		Abbott Labs, 0.200%, due 07/19/11	23,999,160	2.0
6,250,000		Abbott Labs, 0.200%, due 07/21/11	6,249,757	0.5
Principal Amount†			Value	Percentage of Net Assets
10,500,000		American Honda Finance Corp., 0.240%, due 09/29/11	$10,494,488	0.9
600,000		ANZ National Bank Ltd., 0.220%, due 09/13/11	599,383	0.1
2,825,000		ANZ National Bank Ltd., 0.260%, due 11/04/11	2,822,034	0.2
12,750,000	#	ASB Finance Ltd./ London, 0.220%, due 09/12/11	12,752,003	1.1
1,200,422		Bank of America, 0.180%, due 07/29/11	1,200,254	0.1
10,500,000		Barclays Bank PLC, 0.150%, due 07/06/11	10,499,781	0.9
500,000		Barton Capital LLC, 0.250%, due 08/01/11	499,918	0.0
16,000,000		Barton Capital LLC, 0.250%, due 08/02/11	15,997,582	1.3
5,000,000		Barton Capital LLC, 0.200%, due 07/12/11	4,999,740	0.4
3,750,000		Barton Capital LLC, 0.200%, due 07/06/11	3,749,938	0.3
2,000,000		Barton Capital LLC, 0.200%, due 07/07/11	1,999,953	0.2
5,400,000		Cafco LLC, 0.200%, due 07/08/11	5,399,643	0.5
11,250,000		Cafco LLC, 0.200%, due 07/11/11	11,248,750	0.9
1,650,000		Cafco LLC, 0.250%, due 07/15/11	1,649,762	0.1
7,050,000		Cafco LLC, 0.250%, due 08/11/11	7,047,184	0.6
1,000,000		Cafco LLC, 0.250%, due 07/25/11	999,907	0.1
2,250,000		Cafco LLC, 0.250%, due 07/27/11	2,249,789	0.2
2,500,000		Cafco LLC, 0.270%, due 09/26/11	2,498,792	0.2
5,450,000		Cargill Financial Services Corp., 0.150%, due 07/06/11	5,449,917	0.5
17,750,000		Cargill Global Fund PLC, 0.130%, due 07/01/11	17,750,000	1.5
7,750,000		Cargill Global Fund PLC, 0.150%, due 07/05/11	7,749,910	0.6
15,100,000		Cargill Global Fund PLC, 0.150%, due 07/07/11	15,099,748	1.3
21,250,000		Caterpillar, 0.130%, due 07/01/11	21,250,000	1.8
5,500,000		Ciesco LLC, 0.200%, due 07/06/11	5,499,726	0.5
1,750,000		Ciesco LLC, 0.200%, due 07/11/11	1,749,927	0.1
15,750,000		Ciesco LLC, 0.250%, due 08/05/11	15,744,303	1.3
675,000		Ciesco LLC, 0.250%, due 07/26/11	674,939	0.1
7,250,000		Ciesco LLC, 0.250%, due 08/15/11	7,248,188	0.6
10,250,000		Ciesco LLC, 0.270%, due 09/15/11	10,245,889	0.9
17,250,000		Commercial Paper Direct, 0.200%, due 07/11/11	17,248,870	1.4

See Accompanying Notes to Financial Statements
73

  PORTFOLIO OF INVESTMENTS
ING MONEY MARKET PORTFOLIO   AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL PAPER (continued)
12,550,000	Commonwealth Bank of Australia, 0.220%, due 09/21/11	$12,544,569	1.1
10,000,000	Concentrate Manufacturing Co., 0.150%, due 07/11/11	9,999,667	0.8
8,511,000	Concord Minutemen Capital Co., 0.250%, due 08/15/11	8,504,085	0.7
10,250,000	Concord Minutemen Capital Co., 0.270%, due 09/23/11	10,238,520	0.9
25,500,000	Concord Minutemen Capital Co., 0.390%, due 02/13/12	25,403,525	2.1
1,000,000	Crown Point Capital Co., 0.200%, due 07/13/11	999,850	0.1
7,500,000	Crown Point Capital Co., 0.250%, due 08/15/11	7,493,906	0.6
11,750,000	Crown Point Capital Co., 0.270%, due 09/23/11	11,736,840	1.0
3,000,000	Crown Point Capital Co., 0.330%, due 11/18/11	2,994,750	0.3
22,500,000	Crown Point Capital Co., 0.390%, due 02/13/12	22,414,875	1.9
640,000	Deutsche Bank AG/ New York NY, 0.220%, due 09/01/11	639,779	0.1
2,500,000	Deutsche Bank AG/ New York NY, 0.200%, due 08/26/11	2,499,183	0.2
42,250,000	JPMorgan Chase, 0.150%, due 07/05/11	42,249,789	3.5
4,700,000	Jupiter Securitization Company LLC, 0.180%, due 07/01/11	4,700,000	0.4
2,000,000	Jupiter Securitization Company LLC, 0.250%, due 07/18/11	1,999,868	0.2
1,050,000	Jupiter Securitization Company LLC, 0.250%, due 07/26/11	1,049,905	0.1
10,100,000	Jupiter Securitization Company LLC, 0.200%, due 07/11/11	10,099,635	0.8
16,000,000	Jupiter Securitization Company LLC, 0.200%, due 07/12/11	15,999,364	1.3
7,600,000	Jupiter Securitization Company LLC, 0.270%, due 09/08/11	7,597,524	0.6
11,250,000	Lloyds TSB Bank PLC, 0.150%, due 07/05/11	11,249,763	0.9
28,500,000	Old Line Funding LLC, 0.250%, due 08/22/11	28,492,590	2.4
2,253,000	Old Line Funding LLC, 0.200%, due 07/05/11	2,252,950	0.2

Principal Amount†			Value	Percentage of Net Assets
7,500,000		Old Line Funding LLC, 0.270%, due 09/15/11	$7,497,150	0.6
3,750,000		PepsiCo, Inc., 0.220%, due 08/29/11	3,749,447	0.3
12,550,000		Royal Bank of Canada, 0.200%, due 08/10/11	12,546,932	1.1
8,000,000		Thunder Bay Funding LLC, 0.250%, due 07/20/11	7,999,451	0.7
23,000,000		Thunder Bay Funding LLC, 0.250%, due 08/17/11	22,994,595	1.9
1,645,000		Thunder Bay Funding LLC, 0.270%, due 09/12/11	1,644,399	0.1
1,250,000		Thunder Bay Funding LLC, 0.270%, due 09/06/11	1,249,581	0.1
10,250,000		Thunder Bay Funding LLC, 0.270%, due 09/08/11	10,246,464	0.9
4,250,000		Variable Funding Capital, 0.250%, due 07/29/11	4,249,504	0.4
23,250,000		Variable Funding Capital, 0.250%, due 08/01/11	23,246,997	1.9
1,500,000		Variable Funding Capital, 0.250%, due 08/11/11	1,499,744	0.1
11,250,000		Variable Funding Capital, 0.250%, due 08/03/11	11,248,453	0.9
7,500,000		Wal-Mart Stores, Inc., 0.150%, due 07/06/11	7,499,938	0.6
20,000,000		Wal-Mart Stores, Inc., 0.200%, due 07/29/11	19,998,755	1.7
6,500,000	#	Westpac Banking Corp., 0.260%, due 10/28/11	6,500,496	0.5
4,750,000		Westpac Banking Corp., 0.200%, due 08/19/11	4,748,610	0.4
20,250,000		Windmill Funding Corp., 0.310%, due 10/21/11	20,230,470	1.7
10,000,000		Windmill Funding Corp., 0.310%, due 10/03/11	9,994,255	0.8
8,000,000		Windmill Funding Group, 0.250%, due 07/18/11	7,998,799	0.7
6,250,000		Windmill Funding Group, 0.200%, due 07/05/11	6,249,944	0.5
		Total Commercial Paper (Cost $685,224,156)	685,224,156	57.3
CORPORATE BONDS/NOTES: 14.8%
9,000,000	#	American Honda Finance Corp., 0.005%, due 09/15/11	9,000,835	0.7
5,500,000	#	American Honda Finance Corp., 0.005%, due 12/09/11	5,502,478	0.4

See Accompanying Notes to Financial Statements
74

  PORTFOLIO OF INVESTMENTS
ING MONEY MARKET PORTFOLIO   AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES (continued)
5,680,000		Australia & New Zealand Banking Group Ltd., 5.125%, due 11/14/11	$5,779,868	0.5
250,000	#	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA/ Netherlands, 0.240%, due 10/17/11	250,030	0.0
5,450,000		Cooperatieve Centrale Raiffeisen- Boerenleenbank BA/ Netherlands, 5.000%, due 01/25/12	5,589,006	0.5
6,000,000		Credit Suisse First Boston USA, Inc., 0.006%, due 01/15/12	6,191,130	0.5
3,750,000		Credit Suisse First Boston USA, Inc., 0.007%, due 08/16/11	3,772,976	0.3
9,000,000		Deutsche Bank AG/ New York NY, 0.008%, due 04/20/12	9,000,000	0.8
2,500,000		Kreditanstalt fuer Wiederaufbau, 0.004%, due 10/14/11	2,520,031	0.2
3,300,000		Lloyds TSB Bank PLC, 0.009%, due 07/15/11	3,305,529	0.3
750,000		PepsiCo, Inc./NC, 0.190%, due 07/15/11	750,046	0.1
1,250,000	#	Rabobank Nederland NV, 0.003%, due 08/05/11	1,250,217	0.1
18,000,000	#	Rabobank, 0.003%, due 03/16/12	18,015,123	1.5
15,250,000	#	Royal Bank of Canada, 0.003%, due 03/30/12	15,250,000	1.3
7,000,000		Royal Bank of Canada, 0.005%, due 03/30/12	7,017,705	0.6
13,250,000		Societe Generale/ New York NY, 0.003%, due 07/19/11	13,248,213	1.1
14,000,000	#	Svenska Handelsbanken AB, 0.006%, due 03/09/12	14,000,000	1.2
1,250,000	#	Svenska Handelsbanken AB, 0.150%, due 07/01/11	1,250,000	0.1
1,200,000		Total Capital SA, 0.010%, due 09/26/11	1,209,361	0.1
19,000,000		Toyota Motor Credit Corp., 0.004%, due 12/14/11	19,000,000	1.6
5,904,000		Toyota Motor Credit Corp., 0.012%, due 10/25/11	5,989,302	0.5
10,500,000	+	Wal-Mart Stores, Inc., 0.420%, due 06/01/12	10,976,073	0.9
18,500,000		Westpac Banking Corp., 0.003%, due 03/27/12	18,500,000	1.5
		Total Corporate Bonds/Notes (Cost $177,367,923)	177,367,923	14.8

Principal Amount†			Value	Percentage of Net Assets
MUTUAL FUNDS: 3.1%
37,000,000		Blackrock Liquidity Funds TempFund Portfolio - Class I	$37,000,000	3.1
		Total Mutual Funds (Cost $37,000,000)	37,000,000	3.1
SECURITIES LENDING: 0.0%
747,006	R	BNY Institutional Cash Reserves Fund, Series B(1)(2)	597,605	0.0
		Total Securities Lending Collateral (Cost $747,006)	597,605	0.0
U.S. GOVERNMENT AGENCY OBLIGATIONS: 2.9%
35,000,000	Z	Fannie Mae Discount Notes, 0.080%, due 10/19/11	34,993,583	2.9
		Total U.S. Government Agency Obligations (Cost $34,993,583)	34,993,583	2.9
REPURCHASE AGREEMENTS: 4.8%
57,815,000		Morgan Stanley Repurchase Agreement dated 06/30/11, 0.010%, due 07/01/11, $57,815,016 to be received upon repurchase (Collateralized by $58,410,000 Federal National Mortgage Association, 0.625%-1.000%, Market Value plus accrued interest $58,972,015, due 06/22/12-09/24/12)	57,815,000	4.8
		Total Repurchase Agreements (Cost $57,815,000)	57,815,000	4.8
		Total Investments in Securities (Cost $1,083,513,898)*	$1,083,364,497	90.5
		Assets in Excess of Other Liabilities	113,090,047	9.5
		Net Assets	$1,196,454,544	100.0

†  Unless otherwise indicated, principal amount is shown in USD.

#  Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

+  Step-up basis bonds. Interest rates shown reflect current and next coupon rates.

R  Restricted Security

Z  Indicates Zero Coupon Bond; rate shown reflects current effective yield.

(1)  Collateral received from brokers for securities lending was invested in these short-term investments.

See Accompanying Notes to Financial Statements
75

  PORTFOLIO OF INVESTMENTS
ING MONEY MARKET PORTFOLIO   AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

(2)  On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio's position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

*  Cost for federal income tax purposes is the same as for financial statement purposes.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$—
Gross Unrealized Depreciation	(149,401)
Net Unrealized Depreciation	$(149,401)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/11
Asset Table
Investments, at value
Corporate Bonds/Notes	$—	$177,367,923	$—	$177,367,923
Commercial Paper	—	685,224,156	—	685,224,156
Repurchase Agreements	—	57,815,000	—	57,815,000
Securities Lending	—	—	597,605	597,605
Mutual Funds	37,000,000	—	—	37,000,000
U.S. Government Agency Obligations	—	34,993,583	—	34,993,583
Certificates of Deposit	—	90,366,230	—	90,366,230
Total Investments, at value	$37,000,000	$1,045,766,892	$597,605	$1,083,364,497

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio's assets and liabilities during the period ended June 30, 2011:

	Beginning Balance 12/31/2010	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance 06/30/11
Investments, at value
Short-Term Investments	$597,605	$—	$—	$—	$—	$—	$—	$—	$597,605
Total Investments, at value	$597,605	$—	$—	$—	$—	$—	$—	$—	$597,605

As of June 30, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

See Accompanying Notes to Financial Statements
76

ING BLACKROCK SCIENCE AND  SUMMARY PORTFOLIO OF INVESTMENTS
TECHNOLOGY OPPORTUNITIES PORTFOLIO   AS OF JUNE 30, 2011 (UNAUDITED)

Industry Allocation
as of June 30, 2011
(as a percentage of net assets)

Information Technology	86.9%
Financials	4.2%
Health Care	3.5%
Consumer Discretionary	2.0%
Telecommunication Services	1.6%
Industrials	0.3%
Other Assets and Liabilities - Net*	1.5%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 94.3%
	Consumer Discretionary: 2.0%
20,400		Amazon.com, Inc.	$4,171,596	1.0
8,000		Priceline.com, Inc.	4,095,440	1.0
			8,267,036	2.0
	Health Care: 3.5%
114,800		Gilead Sciences, Inc.	4,753,868	1.2
356,600		Pfizer, Inc.	7,345,960	1.8
34,900		Other Securities	2,247,211	0.5
			14,347,039	3.5
	Industrials: 0.3%
15,300		Other Securities	1,016,832	0.3
	Information Technology: 86.9%
92,300		Accenture PLC	5,576,766	1.4
75,700		Amphenol Corp.	4,087,043	1.0
107,400		Apple, Inc.	36,050,958	8.9
337,100		Applied Materials, Inc.	4,385,671	1.1
152,100	@	Ariba, Inc.	5,242,887	1.3
79,100		Autodesk, Inc.	3,053,260	0.7
77,600		Automatic Data Processing, Inc.	4,087,968	1.0
30,600		Baidu.com ADR	4,287,978	1.1
115,700		BMC Software, Inc.	6,328,790	1.6
184,400		Broadcom Corp.	6,203,216	1.5
154,200		CA, Inc.	3,521,928	0.9
83,200	@,L	Cavium, Inc.	3,626,688	0.9
256,200		Cisco Systems, Inc.	3,999,282	1.0
52,500		Citrix Systems, Inc.	4,200,000	1.0
78,300		Cognizant Technology Solutions Corp.	5,742,522	1.4
211,400		eBay, Inc.	6,821,878	1.7
332,300		EMC Corp.	9,154,865	2.3
53,200		F5 Networks, Inc.	5,865,300	1.4
124,600	@	Fortinet, Inc.	3,400,334	0.8
27,210		Google, Inc. - Class A	13,778,600	3.4

Shares			Value	Percentage of Net Assets
107,800		Hewlett-Packard Co.	$3,923,920	1.0
91,400		International Business Machines Corp.	15,679,670	3.9
159,400		Intel Corp.	3,532,304	0.9
92,200		Intuit, Inc.	4,781,492	1.2
105,700		Juniper Networks, Inc.	3,329,550	0.8
98,100		Lam Research Corp.	4,343,868	1.1
233,300		Marvell Technology Group Ltd.	3,444,675	0.8
462,700		Micron Technology, Inc.	3,460,996	0.9
315,200		Microsoft Corp.	8,195,200	2.0
89,500		NetApp, Inc.	4,723,810	1.2
143,900		Novellus Systems, Inc.	5,200,546	1.3
102,400		Polycom, Inc.	6,584,320	1.6
144,550		Progress Software Corp.	3,487,991	0.9
195,280		Qualcomm, Inc.	11,089,951	2.7
117,500		Red Hat, Inc.	5,393,250	1.3
28,100		Salesforce.com, Inc.	4,186,338	1.0
75,000		Sandisk Corp.	3,112,500	0.8
62,800		SAP AG ADR	3,808,820	0.9
214,500		Symantec Corp.	4,229,940	1.0
104,200		Taleo Corp.	3,858,526	0.9
97,800		Teradata Corp.	5,887,560	1.4
205,800		Texas Instruments, Inc.	6,756,414	1.7
114,500		VeriSign, Inc.	3,831,170	0.9
333,600		Xerox Corp.	3,472,776	0.9
5,059,471		Other Securities	86,900,249	21.4
			352,631,770	86.9
	Telecommunication Services: 1.6%
130,100		AT&T, Inc.	4,086,441	1.0
201,800		Other Securities	2,574,968	0.6
			6,661,409	1.6
		Total Common Stock ( Cost $306,221,823 )	382,924,086	94.3

See Accompanying Notes to Financial Statements
77

ING BLACKROCK SCIENCE AND  SUMMARY PORTFOLIO OF INVESTMENTS
TECHNOLOGY OPPORTUNITIES PORTFOLIO   AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 4.2%
	Financials: 4.2%
296,600		Powershares QQQ	$16,921,030	4.2
		Total Exchange- Traded Funds ( Cost $16,841,769 )	16,921,030	4.2
		Total Long-Term Investments ( Cost $323,063,592 )	399,845,116	98.5
SHORT-TERM INVESTMENTS: 8.5%
	Securities Lending Collateralcc: 4.0%
15,755,363		BNY Mellon Overnight Government Fund (1)	15,755,363	3.9
396,801	R	BNY Institutional Cash Reserves Fund, Series B (1)(2)	317,441	0.1
		Total Securities Lending Collateral ( Cost $16,152,164 )	16,072,804	4.0
	Mutual Funds: 4.5%
18,378,677		Blackrock Liquidity Funds TempFund Portfolio - Class I ( Cost $18,378,677 )	18,378,677	4.5
		Total Short-Term Investments ( Cost $34,530,841 )	34,451,481	8.5
		Total Investments in Securities ( Cost $357,594,433 ) *	$434,296,597	107.0
		Liabilities in Excess of Other Assets	(28,431,637)	(7.0)
		Net Assets	$405,864,960	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2011.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

@  Non-income producing security

ADR  American Depositary Receipt

cc  Securities purchased with cash collateral for securities loaned.

R  Restricted Security

L  Loaned security, a portion or all of the security is on loan at June 30, 2011.

(1)  Collateral received from brokers for securities lending was invested in these short-term investments.

(2)  On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio's position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

*  Cost for federal income tax purposes is $361,911,015.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$88,043,664
Gross Unrealized Depreciation	(15,658,082)
Net Unrealized Appreciation	$72,385,582

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/11
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$8,267,036	$—	$—	$8,267,036
Health Care	14,347,039	—	—	14,347,039
Industrials	176,589	840,243	—	1,016,832
Information Technology	341,634,029	10,997,741	—	352,631,770
Telecommunication Services	6,661,409	—	—	6,661,409
Total Common Stock	371,086,102	11,837,984	—	382,924,086
Exchange-Traded Funds	16,921,030	—	—	16,921,030
Short-Term Investments	34,134,040	—	317,441	34,451,481
Total Investments, at value	$422,141,172	$11,837,984	$317,441	$434,296,597

See Accompanying Notes to Financial Statements
78

ING BLACKROCK SCIENCE AND  SUMMARY PORTFOLIO OF INVESTMENTS
TECHNOLOGY OPPORTUNITIES PORTFOLIO   AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/11
Other Financial Instruments+:
Forward Foreign Currency Contracts	$—	$1,831	$—	$1,831
Total Assets	$422,141,172	$11,839,815	$317,441	$434,298,428
Liabilities Table
Other Financial Instruments+:
Forward Foreign Currency Contracts	$—	$(440,843)	$—	$(440,843)
Total Liabilities	$—	$(440,843)	$—	$(440,843)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio's assets and liabilities during the period ended June 30, 2011:

	Beginning Balance 12/31/2010	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance 06/30/11
Investments, at value
Short-Term Investments	$317,441	$—	$—	$—	$—	$—	$—	$—	$317,441
Total Investments, at value	$317,441	$—	$—	$—	$—	$—	$—	$—	$317,441

As of June 30, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

+  Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#  The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio's investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

At June 30, 2011 , the following forward foreign currency contracts were outstanding for the ING BlackRock Science and Technology Opportunities Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation/ (Depreciation)
Citigroup, Inc.	Swiss Franc	2,870,000	Buy	07/07/11	$3,434,448	$3,413,761	$(20,687)
							$(20,687)
Citigroup, Inc.	Japanese Yen	273,568,000	Sell	07/07/11	$3,234,842	$3,398,268	$(163,426)
Citigroup, Inc.	Swiss Franc	2,870,000	Sell	07/07/11	3,157,031	3,413,761	(256,730)
Deutsche Bank AG	Hong Kong Sar Dollar	1,240,000	Sell	07/07/11	159,696	159,356	340
Credit Suisse First Boston	Japanese Yen	95,750,000	Sell	07/07/11	1,190,899	1,189,408	1,491
							$(418,325)

See Accompanying Notes to Financial Statements
79

ING BLACKROCK SCIENCE AND  SUMMARY PORTFOLIO OF INVESTMENTS
TECHNOLOGY OPPORTUNITIES PORTFOLIO   AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2011 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$1,831
Total Asset Derivatives		$1,831
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$440,843
Total Liability Derivatives		$440,843

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2011 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*
Foreign exchange contracts	$126,373
Total	$126,373
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*
Foreign exchange contracts	$(505,523)
Total	$(505,523)

*  Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements
80

Investment Adviser

ING Investments, LLC
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258

Administrator

ING Funds Services, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Distributor

ING Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Transfer Agent

BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Custodian

The Bank of New York Mellon
One Wall Street
New York, New York 10286

Legal Counsel

Goodwin Procter LLP
Exchange Place
53 State Street
Boston, Massachusetts 02109

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

  VPSAR-ACAPAPALL  (0611-082211)

Semi-Annual Report

June 30, 2011

Classes ADV, I, S, and S2

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Fixed-Income Index Portfolio

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This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

MUTUAL FUNDS

President’s Letter	2
Market Perspective	3
Shareholder Expense Examples	5
Statements of Assets and Liabilities	7
Statements of Operations	15
Statements of Changes in Net Assets	19
Financial Highlights	26
Notes to Financial Statements	33
Summary Portfolios of Investments	50
Advisory Contract Approval Discussion	100

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request by calling Shareholder Services toll-free at (800) 992-0180; (2) on the ING Funds’ website at www.inginvestment.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the ING Funds’ website at www.inginvestment.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This report contains a summary portfolio of investments for certain Portfolios. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Portfolios’ Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Market Impact of the S&P Downgrade

Dear Shareholder,

After several weeks of partisan wrangling, Washington was finally able to reach an eleventh-hour agreement to raise the debt ceiling. The deal — which increases the debt ceiling by $2.4 trillion in two stages in exchange for a similar level of spending cuts over ten years — will allow the U.S. Treasury to fund itself in the global capital markets until early 2013 (i.e., shortly after the next presidential election). While the deal averted the worst-possible outcome — a U.S. government default — it left many difficult questions unanswered; namely, which programs will bear the brunt of the spending cuts and what to do about the country’s largest fiscal-spending challenges, health care and social security. These concerns, and the fractious debate that led to the debt ceiling increase, prompted Standard & Poor’s to downgrade the United States’ long-term debt, from AAA to AA+, on August 5.

The markets reacted strongly, taking investors on a roller coaster ride as stocks rose and plunged in the days following the downgrade. Investors already were concerned about evidence of slowing global economic growth; the downgrade refocused attention on the lack of confidence in the developed world and the U.S. in particular. It is possible that the downgrade could lead to higher interest rates over the long term, though we presently see no evidence of this. The Federal Reserve announced on August 9 that it would keep the federal funds target range at 0.00–0.25%, and that economic conditions were likely to warrant exceptionally low levels for the federal funds rate at least through mid-2013. As a result, many forecasters expect any long-term increase in interest rates to be relatively modest.

Nonetheless, we are concerned about the tightening of financial conditions caused by the equity sell-off and its effects on business and consumer confidence. Falling markets can lead to a pull-back by consumers and cause the economy to slow further. How can you protect yourself as an investor? Diversify across the globe. Don’t give up on the U.S. — we are still one of the most dynamic players on the world stage — but seek to spread your risks as widely as possible. Ask your financial advisor to help you devise a plan to optimize your portfolio’s diversification.

Thank you for your confidence in ING Funds. It is our privilege to serve your investment needs, and we look forward to continuing to do so in the future.

Sincerely,

Shaun Mathews
President and Chief Executive Officer
ING Funds
August 12, 2011

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaims any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice. Consider the fund’s investment objectives, risks, and charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

MARKET PERSPECTIVE:  SIX MONTHS ENDED JUNE 30, 2011

In our last report we noted that investor sentiment had turned distinctly positive, despite lingering concerns. By early May, investors seemed to have shrugged off these and two additional, unforeseeable crises, pushing global equities in the form of the MSCI World IndexSM measured in local currencies, including net reinvested dividends (“MSCI” for regions discussed below) up by 6%. But then doubts set in and as late as June 24 the index was down for the year, before a dramatic recovery in the last four days led to a return of 2.92% for the six-month period. (The MSCI World IndexSM returned 5.29% for the six-month period, measured in U.S. dollars.)

In the U.S. the year started off well enough, until economic and other news started to deteriorate.

By April 2011, the unemployment rate had improved to 8.8%, the lowest in 24 months, with more than 200,000 new private sector jobs being created monthly. But in May the rise in non-farm payrolls fell to just 54,000 and the unemployment rate rebounded to 9.1%, with 45.1% of those affected unemployed for more than 26 weeks.

Gross Domestic Product (“GDP”) growth, having accelerated to 3.1% (annualized), dropped to 1.9% in the latest quarter. By April 2011, consumer spending had scored ten straight monthly increases, but was losing momentum. In May, growth in spending stalled all together and in real terms was in decline. Purchasing managers’ indices initially signaled the busiest manufacturing and service sectors in five years, but then fell back.

In housing, sales of new and existing homes which had slumped after the expiry in April 2010 of a program of tax credits for home buyers, seemed to be stabilizing at low levels. But by May both were in decline again. The main disappointment however, was the confirmation in May of the “double dip” in housing prices, when the S&P/Case-Shiller 20-City Composite Home Price Index slipped below the trough recorded in April 2009. The index level reported in June was last seen in early 2003 and stood nearly one third below the peak of July 2006.

A slowdown of sorts was also taking place in China. Its economy grew at 10.3% in 2010, displacing Japan as the world’s second largest economy and the U.S. as the world’s biggest manufacturer. But such fast development has brought growth-threatening imbalances, including inflation above 5% and a housing bubble. The Bank of China increased banks’ reserve ratio requirements six times and raised interest rates twice in the first half of 2011, and by the end, the closely watched Chinese purchasing managers’ index was registering near-stagnation.

Arguably the largest single depressant to investors’ risk appetite was renewed anxiety about euro zone sovereign debt. Chronically low-growth Portugal became the third country in a year to request a bail-out. More importantly it became evident that the austerity measures imposed on Greece as a condition of its 2010 bail-out had not reduced its budget deficit sufficiently. Euro zone leaders’ openly bickered about what to do. Finally, in the last few days of June, the Greek parliament approved a new austerity and privatization package and tensions eased.

Other events moved markets — at least for a while. In January, popular revolt erupted in North Africa. By March, Libya, a significant oil producer, was effectively in a civil war, helping to lift the price of oil temporarily above $100 per barrel. The massive earthquake and tsunami that hit Japan on March 11 caused surprisingly extensive disruption of global supplies of electrical and digital components. Five days later global equities briefly touched their low point of the year.

In U.S. fixed income markets, the Barclays Capital U.S. Aggregate Bond Index of investment grade bonds rose 2.72% for the six-month period, mostly in April and May. Within this, the Barclays Capital U.S. Treasury Index returned 2.22%, underperforming the 3.16% on the Barclays Capital Corporate Investment Grade Bond Index for the six-month period. The Barclays Capital High Yield Bond — 2% Issuer Constrained Composite Index did better still, with a return of 4.98% for the six-month period.

U.S. equities, represented by the S&P 500® Index, including dividends, returned 6.02% for the six-month period, adding just 10 basis points after the best first quarter since 1998. Investors shrugged off the June 30th end of QE2, the program of quantitative easing announced last August, as the Greek debt crisis receded. The operating earnings of S&P 500® companies in the second quarter were on the cusp of beating their all time record of exactly four years earlier and, on that basis at least, valuations looked undemanding.

In currencies, euro zone angst during the six-month period vied with the perceived dollar-negative threat of another energy crisis. The U.S. dollar benefited periodically from safe haven status. But markets ended the quarter in a more sanguine mood and with the European Central Bank now raising interest rates, the U.S. dollar ultimately fell 7.91% against the euro, 3.43% against the pound and even lost 0.69% to the yen for the six-month period.

Internationally, the MSCI Japan® Index lost 5.16% for the six-month period, weighed down by the disruptive aftermath of natural disaster, as the economy re-entered recession. The MSCI Europe ex UK® Index returned 2.13% for the six-month period, boosted by a gain of 4.29% in the last four days. Market returns did not necessarily follow the pattern of the two-tier economy that had developed, with economic statistics favoring more soundly based countries at the expense of the peripherals. As in the U.S., measures of business activity and confidence deteriorated as the quarter ended. The MSCI UK® Index added 2.95% for the six-month period, defying the prospect of severe public spending cuts intended to eliminate an 11% budget deficit, GDP that had not grown from its mid 2010 level and inflation at 4.5%.

Parentheses denote a negative number.

All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.inginvestment.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

BENCHMARK DESCRIPTIONS

Index	Description
MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P/Case-Shiller 20-City Composite Home Price Index	A composite index of the home price index for the top 20 Metropolitan Statistical Areas in the United States. The index is published monthly by Standard & Poor’s.
Barclays Capital U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Barclays Capital U.S. Treasury Index
An unmanaged index that includes public obligations of the U.S. Treasury. Treasury bills, certain special issues, such as state and local government series bonds (SLGs), as well as U.S. Treasury TIPS and STRIPS, are excluded.

Barclays Capital Corporate Investment Grade Bond Index
The corporate component of the Barclays Capital U.S. Credit Index. The U.S. Credit Index includes publicly-issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. The index includes both corporate and non-corporate sectors. The corporate sectors are industrial, utility and finance, which includes both U.S. and non-U.S. corporations.

Barclays Capital High Yield Bond — 2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
EURO STOXX 50® Index	Covers 50 stocks from 12 Eurozone countries: Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain.
FTSE 100 Index®	A share index of the 100 most highly capitalized U.K. companies listed on the London Stock Exchange.
Hang Seng Index	A free float-adjusted market capitalization-weighted stock market index in Hong Kong.
MSCI Europe, Australasia and Far East® Index
An unmanaged index that measures the performance of securities listed on exchanges in Europe, Austalasia and the Far East. It includes the reinvestment of dividends net of withholding taxes, but does not reflect fees, brokerage commissions or other expenses of investing.

TOPIX Index	A composite index for the Tokyo Stock Exchange tracking all domestic stocks from the first section of the exchange.
WisdomTreeSM Global High-Yielding Equity Index
A fundamentally weighted index that measures the performance of high dividend-yielding companies selected from the Wisdom Tree Global Dividend Index, which measures the performance of dividend-paying companies in the U.S., developed and emerging markets.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2011 to June 30, 2011. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension or retirement plan. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2011*	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2011*
ING RussellTM Large Cap Index Portfolio
Class ADV	$1,000.00	$1,051.90	0.87%	$4.43	$1,000.00	$1,020.48	0.87%	$4.36
Class I	1,000.00	1,054.00	0.37	1.88	1,000.00	1,022.96	0.37	1.86
Class S	1,000.00	1,052.80	0.62	3.16	1,000.00	1,021.72	0.62	3.11
Class S2	1,000.00	1,052.10	0.77	3.92	1,000.00	1,020.98	0.77	3.86
ING RussellTM Large Cap Growth Index Portfolio
Class ADV	1,000.00	1,053.20	0.98	4.99	1,000.00	1,019.93	0.98	4.91
Class I	1,000.00	1,055.40	0.48	2.45	1,000.00	1,022.41	0.48	2.41
Class S	1,000.00	1,054.70	0.73	3.72	1,000.00	1,021.17	0.73	3.66
ING RussellTM Large Cap Value Index Portfolio
Class ADV	1,000.00	1,051.20	0.99	5.03	1,000.00	1,019.89	0.99	4.96
Class I	1,000.00	1,053.50	0.49	2.49	1,000.00	1,022.36	0.49	2.46
Class S	1,000.00	1,052.40	0.74	3.77	1,000.00	1,021.12	0.74	3.71

*	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2011*	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2011*
ING RussellTM Mid Cap Index Portfolio
Class ADV	$1,000.00	$1,077.30	0.93%	$4.79	$1,000.00	$1,020.18	0.93%	$4.66
Class I	1,000.00	1,079.90	0.43	2.22	1,000.00	1,022.66	0.43	2.16
Class S	1,000.00	1,078.40	0.68	3.50	1,000.00	1,021.42	0.68	3.41
Class S2	1,000.00	1,078.50	0.83	4.28	1,000.00	1,020.68	0.83	4.16
ING RussellTM Mid Cap Growth Index Portfolio
Class ADV	1,000.00	1,092.20	0.98	5.08	1,000.00	1,019.93	0.98	4.91
Class I	1,000.00	1,094.30	0.48	2.49	1,000.00	1,022.41	0.48	2.41
Class S	1,000.00	1,093.60	0.73	3.79	1,000.00	1,021.17	0.73	3.66
Class S2	1,000.00	1,092.80	0.88	4.57	1,000.00	1,020.43	0.88	4.41
ING RussellTM Small Cap Index Portfolio
Class ADV	1,000.00	1,060.30	0.95	4.85	1,000.00	1,020.08	0.95	4.76
Class I	1,000.00	1,062.90	0.45	2.30	1,000.00	1,022.56	0.45	2.26
Class S	1,000.00	1,061.40	0.70	3.58	1,000.00	1,021.32	0.70	3.51
Class S2	1,000.00	1,061.00	0.85	4.34	1,000.00	1,020.58	0.85	4.26
ING U.S. Bond Index Portfolio
Class ADV	1,000.00	1,021.60	0.94	4.71	1,000.00	1,020.13	0.94	4.71
Class I	1,000.00	1,023.70	0.44	2.21	1,000.00	1,022.61	0.44	2.21
Class S	1,000.00	1,023.10	0.69	3.46	1,000.00	1,021.37	0.69	3.46
Class S2	1,000.00	1,021.90	0.84	4.21	1,000.00	1,020.63	0.84	4.21
ING Australia Index Portfolio
Class ADV(1)	1,000.00	1,022.00	0.97	3.22	1,000.00	1,019.98	0.97	4.86
Class I(1)	1,000.00	1,024.00	0.47	1.56	1,000.00	1,022.46	0.47	2.36
ING Euro STOXX 50® Index Portfolio
Class ADV	1,000.00	1,134.20	0.91	4.82	1,000.00	1,020.28	0.91	4.56
Class I	1,000.00	1,135.80	0.41	2.17	1,000.00	1,022.76	0.41	2.06
ING FTSE 100® Index Portfolio
Class ADV	1,000.00	1,044.70	0.91	4.61	1,000.00	1,020.28	0.91	4.56
Class I	1,000.00	1,047.90	0.41	2.08	1,000.00	1,022.76	0.41	2.06
ING Hang Seng Index Portfolio
Class ADV	1,000.00	987.20	1.24	6.11	1,000.00	1,018.65	1.24	6.21
Class I	1,000.00	990.00	0.74	3.65	1,000.00	1,021.12	0.74	3.71
Class S	1,000.00	988.60	0.99	4.88	1,000.00	1,019.89	0.99	4.96
ING International Index Portfolio
Class ADV	1,000.00	1,053.20	0.99	5.04	1,000.00	1,019.89	0.99	4.96
Class I	1,000.00	1,055.60	0.50	2.55	1,000.00	1,022.32	0.50	2.51
Class S	1,000.00	1,053.60	0.75	3.82	1,000.00	1,021.08	0.75	3.76
Class S2	1,000.00	1,052.40	0.90	4.58	1,000.00	1,020.33	0.90	4.51
ING Japan TOPIX Index Portfolio
Class ADV	1,000.00	963.00	0.93	4.53	1,000.00	1,020.18	0.93	4.66
Class I	1,000.00	965.10	0.43	2.10	1,000.00	1,022.66	0.43	2.16
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio
Class ADV	1,000.00	1,085.40	1.34	6.93	1,000.00	1,018.15	1.34	6.71
Class I	1,000.00	1,081.40	0.84	4.34	1,000.00	1,020.63	0.84	4.21
Class S	1,000.00	1,086.60	1.09	5.64	1,000.00	1,019.39	1.09	5.46

*	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

(1)	Commencement of operations was March 2, 2011. Expenses paid for the Actual Fund Return reflect the 120-day period ended June 30, 2011.

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2011 (UNAUDITED)

	ING RussellTM Large Cap Index Portfolio	ING RussellTM Large Cap Growth Index Portfolio	ING RussellTM Large Cap Value Index Portfolio	ING RussellTM Mid Cap Index Portfolio
ASSETS:
Investments in securities at value+*	$775,342,179	$382,511,574	$91,886,826	$1,613,884,827
Short-term investments**	22,687,379	9,175,948	1,157,710	76,927,123
Cash	140,182	—	1,414	2,421,265
Cash collateral for futures	1,224,405	396,720	89,801	2,134,860
Receivables:
Investment securities sold	—	—	—	5,697
Fund shares sold	1,531,362	1,906,587	45,163	16,227,783
Dividends and interest	978,641	412,501	133,828	1,883,885
Prepaid expenses	4,494	2,133	500	8,486
Reimbursement due from manager	6,083	—	—	26,980
Total assets	801,914,725	394,405,463	93,315,242	1,713,520,906

LIABILITIES:
Payable for fund shares redeemed	469,183	68,739	92,659	731,461
Payable upon receipt of securities loaned	5,984,966	4,603,076	28,710	50,474,891
Payable to affiliates	315,007	170,742	43,501	585,240
Payable to custodian due to bank overdraft	—	7,665	—	—
Payable for directors fees	4,088	1,981	475	8,206
Other accrued expenses and liabilities	155,711	34,849	59,209	134,470
Total liabilities	6,928,955	4,887,052	224,554	51,934,268
NET ASSETS	$794,985,770	$389,518,411	$93,090,688	$1,661,586,638

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$829,473,224	$476,296,582	$88,966,180	$1,119,008,897
Undistributed net investment income	6,048,006	2,206,291	806,962	9,029,869
Accumulated net realized gain (loss)	(295,234,589)	(191,344,088)	(19,990,620)	38,187,495
Net unrealized appreciation	254,699,129	102,359,626	23,308,166	495,360,377
NET ASSETS	$794,985,770	$389,518,411	$93,090,688	$1,661,586,638
____________
+ Including securities loaned at value	$5,848,260	$4,499,396	$28,116	$49,178,543
* Cost of investments in securities	$520,963,656	$280,127,801	$68,620,838	$1,119,428,255
** Cost of short-term investments	$22,791,966	$9,422,076	$1,157,710	$76,980,891

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

	ING RussellTM Large Cap Index Portfolio	ING RussellTM Large Cap Growth Index Portfolio	ING RussellTM Large Cap Value Index Portfolio	ING RussellTM Mid Cap Index Portfolio
Class ADV:
Net assets	$10,701,602	$289,678	$30,254	$23,070,530
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	1,074,473	19,404	2,325	1,903,759
Net asset value and redemption price per share	$9.96	$14.93	$13.01	$12.12

Class I:
Net assets	$340,697,865	$235,556,499	$45,306,029	$1,464,255,111
Shares authorized	400,000,000	100,000,000	100,000,000	300,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	33,885,370	15,688,204	3,466,363	119,466,797
Net asset value and redemption price per share	$10.05	$15.01	$13.07	$12.26

Class S:
Net assets	$443,278,126	$153,672,234	$47,754,405	$172,918,681
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	44,233,727	10,261,040	3,660,567	14,184,437
Net asset value and redemption price per share	$10.02	$14.98	$13.05	$12.19

Class S2:
Net assets	$308,177	n/a	n/a	$1,342,316
Shares authorized	100,000,000	n/a	n/a	100,000,000
Par value	$0.001	n/a	n/a	$0.001
Shares outstanding	30,258	n/a	n/a	110,513
Net asset value and redemption price per share	$10.18	n/a	n/a	$12.15

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2011 (UNAUDITED)

	ING RussellTM Mid Cap Growth Index Portfolio	ING RussellTM Small Cap Index Portfolio	ING U.S. Bond Index Portfolio	ING Australia Index Portfolio
ASSETS:
Investments in securities at value+*	$337,486,727	$771,715,232	$3,792,506,218	$202,935,802
Short-term investments**	23,001,625	79,416,953	696,645,247	4,602,785
Cash	816,216	4,277,383	21,817	796,343
Cash collateral for futures	429,168	689,610	—	681,309
Foreign currencies at value***	—	140,057	—	970,933
Receivables:
Investment securities sold	9,323	—	134,285,994	—
Investment securities sold on a delayed-delivery or when-issued basis	—	—	14,062,125	—
Fund shares sold	323,659	6,854,721	3,502,423	2,923,659
Dividends and interest	220,566	919,758	23,149,440	1,455,006
Unrealized appreciation on forward foreign currency contracts	—	—	—	90,091
Prepaid expenses	1,687	4,051	22,046	12,771
Reimbursement due from manager	—	9,354	—	—
Total assets	362,288,971	864,027,119	4,664,195,310	214,468,699

LIABILITIES:
Payable for investment securities purchased	—	—	92,020,553	2,765
Payable for investment securities purchased on a delayed-delivery or when-issued basis	—	—	556,212,519	—
Payable for fund shares redeemed	690,243	386,122	54,801,884	114,946
Payable upon receipt of securities loaned	18,550,197	69,606,419	65,062,831	1,471,785
Unrealized depreciation on forward foreign currency contracts	—	—	—	123,547
Payable to affiliates	191,575	320,956	1,372,346	58,522
Payable for directors fees	1,712	4,029	19,609	1,014
Other accrued expenses and liabilities	35,226	93,031	392,003	84,466
Total liabilities	19,468,953	70,410,557	769,881,745	1,857,045
NET ASSETS	$342,820,018	$793,616,562	$3,894,313,565	$212,611,654

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$391,827,938	$573,404,127	$3,763,453,286	$205,735,372
Undistributed net investment income	419,318	2,848,301	22,764,567	2,136,946
Accumulated net realized gain (loss)	(153,386,894)	33,068,425	36,511,318	1,764,594
Net unrealized appreciation	103,959,656	184,295,709	71,584,394	2,974,742
NET ASSETS	$342,820,018	$793,616,562	$3,894,313,565	$212,611,654
____________
+ Including securities loaned at value	$18,105,139	$67,422,513	$63,648,162	$1,395,610
* Cost of investments in securities	$233,495,198	$587,911,003	$3,720,994,279	$199,987,359
** Cost of short-term investments	$23,217,197	$79,517,419	$696,572,792	$4,602,785
*** Cost of foreign currencies	$—	$142,147	$—	$959,432

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

	ING RussellTM Mid Cap Growth Index Portfolio	ING RussellTM Small Cap Index Portfolio	ING U.S. Bond Index Portfolio	ING Australia Index Portfolio
Class ADV:
Net assets	$5,327	$19,302,159	$4,340,149	$3,077
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	300	1,502,667	405,174	301
Net asset value and redemption price per share	$17.76	$12.85	$10.71	$10.22

Class I:
Net assets	$5,181,765	$559,576,633	$3,649,220,427	$212,608,577
Shares authorized	100,000,000	100,000,000	500,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	290,711	43,010,770	339,518,573	20,762,548
Net asset value and redemption price per share	$17.82	$13.01	$10.75	$10.24

Class S:
Net assets	$335,837,979	$213,553,908	$240,747,213	n/a
Shares authorized	100,000,000	100,000,000	100,000,000	n/a
Par value	$0.001	$0.001	$0.001	n/a
Shares outstanding	18,873,502	16,498,975	22,465,438	n/a
Net asset value and redemption price per share	$17.79	$12.94	$10.72	n/a

Class S2:
Net assets	$1,794,947	$1,183,862	$5,776	n/a
Shares authorized	100,000,000	100,000,000	100,000,000	n/a
Par value	$0.001	$0.001	$0.001	n/a
Shares outstanding	100,995	92,090	539	n/a
Net asset value and redemption price per share	$17.77	$12.86	$10.72	n/a

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2011 (UNAUDITED)

	ING Euro STOXX 50® Index Portfolio	ING FTSE 100 Index® Portfolio	ING Hang Seng Index Portfolio	ING International Index Portfolio
ASSETS:
Investments in securities at value+*	$728,722,140	$574,391,564	$166,966,420	$354,528,197
Investments in affiliates**	15,196,746	—	—	1,456,376
Short-term investments***	22,808,176	1,031,781	1,477,758	20,220,704
Cash	8,324,423	1,139,256	—	352
Cash collateral for futures	147,885	15,684	291,791	4,360,487
Foreign currencies at value****	9,966,628	4,220,026	1,281,985	9,038,411
Receivables:
Investment securities sold	—	—	—	1,972
Fund shares sold	668,023	15,338,145	4,530,758	413,270
Dividends and interest	213,922	3,072,079	1,068,423	919,036
Unrealized appreciation on forward foreign currency contracts	266,456	86,641	—	63,880
Prepaid expenses	4,872	3,726	1,007	2,060
Reimbursement due from manager	—	—	—	15,568
Total assets	786,319,271	599,298,902	175,618,142	391,020,313

LIABILITIES:
Payable for fund shares redeemed	1,490,665	321,913	57,473	1,480,229
Payable upon receipt of securities loaned	22,808,176	1,031,781	1,477,758	14,984,249
Unrealized depreciation on forward foreign currency contracts	615,584	258,288	—	76,203
Payable to affiliates	218,622	167,360	98,890	167,285
Payable to custodian due to bank overdraft	—	—	804,448	—
Payable for directors fees	3,812	3,051	960	1,840
Other accrued expenses and liabilities	142,384	107,931	84,817	123,695
Total liabilities	25,279,243	1,890,324	2,524,346	16,833,501
NET ASSETS	$761,040,028	$597,408,578	$173,093,796	$374,186,812

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$685,057,485	$472,135,568	$159,707,993	$436,953,729
Undistributed net investment income	19,686,713	10,445,436	2,474,566	6,646,465
Accumulated net realized gain (loss)	(21,657,509)	24,504,119	(5,300,132)	(169,241,079)
Net unrealized appreciation	77,953,339	90,323,455	16,211,369	99,827,697
NET ASSETS	$761,040,028	$597,408,578	$173,093,796	$374,186,812
____________
+ Including securities loaned at value	$21,490,984	$981,407	$1,376,760	$12,631,220
* Cost of investments in securities	$666,157,423	$484,006,419	$150,810,564	$256,796,693
** Cost of investments in affiliates	$9,530,887	$—	$—	$873,403
*** Cost of short-term investments	$22,808,176	$1,031,781	$1,477,758	$20,228,249
**** Cost of foreign currencies	$9,887,801	$4,213,983	$1,285,649	$8,789,864

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

	ING Euro STOXX 50® Index Portfolio	ING FTSE 100 Index® Portfolio	ING Hang Seng Index Portfolio	ING International Index Portfolio
Class ADV:
Net assets	$15,677,045	$5,447,478	$1,814,066	$3,980,094
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	1,359,698	435,483	134,561	455,446
Net asset value and redemption price per share	$11.53	$12.51	$13.48	$8.74

Class I:
Net assets	$745,362,983	$591,961,100	$105,674,590	$263,118,648
Shares authorized	200,000,000	100,000,000	100,000,000	200,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	64,077,501	46,990,047	7,793,196	29,864,165
Net asset value and redemption price per share	$11.63	$12.60	$13.56	$8.81

Class S:
Net assets	n/a	n/a	$65,605,140	$107,082,846
Shares authorized	n/a	n/a	100,000,000	100,000,000
Par value	n/a	n/a	$0.001	$0.001
Shares outstanding	n/a	n/a	4,850,386	12,217,833
Net asset value and redemption price per share	n/a	n/a	$13.53	$8.76

Class S2:
Net assets	n/a	n/a	n/a	$5,224
Shares authorized	n/a	n/a	n/a	100,000,000
Par value	n/a	n/a	n/a	$0.001
Shares outstanding	n/a	n/a	n/a	594
Net asset value and redemption price per share	n/a	n/a	n/a	$8.79

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2011 (UNAUDITED)

	ING Japan TOPIX Index Portfolio	ING WisdomTreeSM Global High-Yielding Equity Index Portfolio
ASSETS:
Investments in securities at value+*	$472,161,947	$204,287,393
Short-term investments**	27,013,823	1,446,000
Cash	9,662,568	246,975
Cash collateral for futures	599,676	186,940
Foreign currencies at value***	5,710,643	991,083
Receivables:
Investment securities sold	—	4,760
Fund shares sold	65,695	—
Dividends and interest	1,430,291	1,015,462
Unrealized appreciation on forward foreign currency contracts	493,763	—
Prepaid expenses	3,013	1,197
Total assets	517,141,419	208,179,810

LIABILITIES:
Payable for investment securities purchased	—	251,234
Payable for fund shares redeemed	15,547,837	324,108
Payable upon receipt of securities loaned	27,013,823	—
Unrealized depreciation on forward foreign currency contracts	65,011	—
Payable to affiliates	140,350	146,381
Payable for directors fees	2,348	1,052
Other accrued expenses and liabilities	162,953	189,532
Total liabilities	42,932,322	912,307
NET ASSETS	$474,209,097	$207,267,503

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$437,653,421	$226,847,804
Undistributed net investment income	3,440,076	4,593,975
Accumulated net realized gain (loss)	19,940,343	(47,237,967)
Net unrealized appreciation	13,175,257	23,063,691
NET ASSETS	$474,209,097	$207,267,503
____________
+ Including securities loaned at value	$25,722,002	$—
* Cost of investments in securities	$459,744,456	$181,306,692
** Cost of short-term investments	$27,013,823	$1,446,000
*** Cost of foreign currencies	$5,700,988	$988,881

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

	ING Japan TOPIX Index Portfolio	ING WisdomTreeSM Global High-Yielding Equity Index Portfolio
Class ADV:
Net assets	$10,859,418	$1,003,948
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	1,037,565	120,120
Net asset value and redemption price per share	$10.47	$8.36

Class I:
Net assets	$463,349,679	$9
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	43,953,194	1
Net asset value and redemption price per share	$10.54	$8.10

Class S:
Net assets	n/a	$206,263,546
Shares authorized	n/a	100,000,000
Par value	n/a	$0.001
Shares outstanding	n/a	24,514,606
Net asset value and redemption price per share	n/a	$8.41

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)

	ING RussellTM Large Cap Index Portfolio	ING RussellTM Large Cap Growth Index Portfolio	ING RussellTM Large Cap Value Index Portfolio	ING RussellTM Mid Cap Index Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$8,144,171	$3,342,893	$1,100,312	$12,456,030
Securities lending income, net	3,531	597	—	348,352
Total investment income	8,147,702	3,343,490	1,100,312	12,804,382

EXPENSES:
Investment management fees	1,013,632	884,119	212,034	2,523,060
Distribution and service fees:
Class ADV	27,224	662	74	48,304
Class S	569,853	191,483	60,183	219,563
Class S2	134	—	—	2,256
Transfer agent fees	389	350	189	963
Administrative service fees	405,450	196,469	47,118	813,878
Shareholder reporting expense	23,382	14,930	2,484	47,605
Professional fees	13,152	10,262	6,093	55,405
Custody and accounting expense	39,419	19,910	6,168	82,474
Directors fees	5,913	2,815	659	11,430
Miscellaneous expense	28,184	11,789	4,445	54,596
Interest expense	—	145	—	93
Total expenses	2,126,732	1,332,934	339,447	3,859,627
Net waived and reimbursed fees	(27,929)	(196,469)	(47,118)	(87,555)
Net expenses	2,098,803	1,136,465	292,329	3,772,072
Net investment income	6,048,899	2,207,025	807,983	9,032,310

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on:
Investments	9,016,214	9,779,398	3,809,264	47,450,181
Futures	1,268,122	227,003	107,870	2,037,693

Net realized gain	10,284,336	10,006,401	3,917,134	49,487,874
Net change in unrealized appreciation or depreciation on:
Investments	28,100,118	8,297,112	26,259	64,848,535
Foreign currency related transactions	—	—	—	—
Futures	(404,286)	9,339	25,238	465,143

Net change in unrealized appreciation or depreciation	27,695,832	8,306,451	51,497	65,313,678
Net realized and unrealized gain	37,980,168	18,312,852	3,968,631	114,801,552
Increase in net assets resulting from operations	$44,029,067	$20,519,877	$4,776,614	$123,833,862
____________
* Foreign taxes withheld	$1,515	$703	$187	$1,883

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)

	ING Russell MidTM Cap Growth Index Portfolio	ING RussellTM Small Cap Index Portfolio	ING U.S. Bond Index Portfolio	ING Australia Index Portfolio
	Six Months Ended June 30, 2011	Six Months Ended June 30, 2011	Six Months Ended June 30, 2011	March 2, 2011(1) to June 30, 2011
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$1,586,760	$4,587,885	$38,773	$2,433,888
Interest	—	—	54,389,202	17,608
Securities lending income, net	61,270	382,375	34,553	2,936
Total investment income	1,648,030	4,970,260	54,462,528	2,454,432

EXPENSES:
Investment management fees	764,212	1,318,694	5,941,080	406,610
Distribution and service fees:
Class ADV	14	40,186	9,998	4
Class S	412,699	276,703	287,105	—
Class S2	4,498	2,032	7	—
Transfer agent fees	302	710	2,330	33
Administrative service fees	169,823	399,600	1,944,717	67,768
Shareholder reporting expense	8,495	33,146	109,079	9,927
Professional fees	8,693	24,883	123,758	15,102
Custody and accounting expense	17,014	62,247	191,249	38,398
Directors fees	2,394	5,711	25,864	—
Offering expense	—	—	—	6,229
Miscellaneous expense	10,545	38,986	128,686	10,603
Interest expense	25	79	—	—
Total expenses	1,398,714	2,202,977	8,763,873	554,674
Net recouped (waived and reimbursed) fees	(170,723)	(85,015)	158,277	(237,188)
Net expenses	1,227,991	2,117,962	8,922,150	317,486
Net investment income	420,039	2,852,298	45,540,378	2,136,946

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on:
Investments	23,424,439	39,982,478	38,661,187	910,424
Foreign currency related transactions	—	—	—	724,262
Futures	596,570	3,121,658	—	129,908

Net realized gain	24,021,009	43,104,136	38,661,187	1,764,594
Net change in unrealized appreciation or depreciation on:
Investments	5,657,175	3,266,063	9,107,020	2,948,443
Foreign currency related transactions	—	4,045	—	(9,681)
Futures	(163,563)	266,548	—	35,980

Net change in unrealized appreciation or depreciation	5,493,612	3,536,656	9,107,020	2,974,742
Net realized and unrealized gain	29,514,621	46,640,792	47,768,207	4,739,336
Increase in net assets resulting from operations	$29,934,660	$49,493,090	$93,308,585	$6,876,282
____________
* Foreign taxes withheld	$388	$589	$—	$10,346
(1) Commencement of operations

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)

	ING Euro STOXX 50® Index Portfolio	ING FTSE 100 Index® Portfolio	ING Hang Seng Index Portfolio	ING International Index Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$20,202,174	$11,839,193	$3,275,833	$7,032,816
Interest	606	859	—	5,660
Securities lending income, net	1,695,080	132,659	3,364	358,414
Total investment income	21,897,860	11,972,711	3,279,197	7,396,890

EXPENSES:
Investment management fees	2,268,132	1,815,684	571,254	693,312
Distribution and service fees:
Class ADV	32,774	13,032	3,816	8,674
Class S	—	—	96,321	134,219
Class S2	—	—	—	14
Transfer agent fees	460	835	179	291
Administrative service fees	378,017	302,610	95,208	182,448
Shareholder reporting expense	14,372	14,077	4,344	8,117
Professional fees	32,038	23,779	24,764	12,179
Custody and accounting expense	138,377	77,613	52,712	111,576
Directors fees	5,184	4,498	1,435	2,536
Miscellaneous expense	33,267	37,671	9,709	14,197
Interest expense	334	141	706	127
License Fee	14,185	24,840	38,084	—
Total expenses	2,917,140	2,314,780	898,532	1,167,690
Net waived and reimbursed fees	(1,323,068)	(1,059,141)	(95,208)	(112,162)
Net expenses	1,594,072	1,255,639	803,324	1,055,528
Net investment income	20,303,788	10,717,072	2,475,873	6,341,362

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(15,695,073)	25,399,667	(2,063,089)	2,309,904
Foreign currency related transactions	3,431,818	410,384	(6,114)	188,509
Futures	2,003,626	560,384	(27,783)	1,025,065

Net realized gain (loss)	(10,259,629)	26,370,435	(2,096,986)	3,523,478
Net change in unrealized appreciation or depreciation on:
Investments	90,234,307	(4,300,015)	(1,791,799)	9,281,048
Foreign currency related transactions	(334,763)	236,263	(250)	393,938
Futures	640,113	43,932	8,238	366,775

Net change in unrealized appreciation or depreciation	90,539,657	(4,019,820)	(1,783,811)	10,041,761
Net realized and unrealized gain (loss)	80,280,028	22,350,615	(3,880,797)	13,565,239
Increase (decrease) in net assets resulting from operations	$100,583,816	$33,067,687	$(1,404,924)	$19,906,601
____________
* Foreign taxes withheld	$3,271,534	$143,570	$195,550	$722,327

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)

	ING Japan TOPIX Index Portfolio	ING WisdomTreeTM Global High-Yielding Equity Index Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$4,598,388	$5,733,739
Interest	—	1,372
Securities lending income, net	49,769	—
Total investment income	4,648,157	5,735,111

EXPENSES:
Investment management fees	1,397,493	479,889
Distribution and service fees:
Class ADV	22,506	2,198
Class S	—	259,710
Transfer agent fees	289	163
Administrative service fees	232,913	104,323
Shareholder reporting expense	13,355	9,247
Professional fees	20,898	15,789
Custody and accounting expense	105,127	29,113
Directors fees	3,700	1,469
Miscellaneous expense	20,043	9,923
Interest expense	1,461	1,021
License Fee	23,294	192,743
Total expenses	1,841,079	1,105,588
Net recouped (waived and reimbursed) fees	(815,199)	33,756
Net expenses	1,025,880	1,139,344
Net investment income	3,622,277	4,595,767

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	21,521,763	3,041,491
Foreign currency related transactions	(599,113)	(56,058)
Futures	1,468,945	89,750

Net realized gain	22,391,595	3,075,183
Net change in unrealized appreciation or depreciation on:
Investments	(37,631,455)	9,550,175
Foreign currency related transactions	328,428	(1,211)
Futures	124,237	58,837

Net change in unrealized appreciation or depreciation	(37,178,790)	9,607,801
Net realized and unrealized gain (loss)	(14,787,195)	12,682,984
Increase (decrease) in net assets resulting from operations	$(11,164,918)	$17,278,751
____________
* Foreign taxes withheld	$346,283	$539,570

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING RussellTM Large Cap Index Portfolio		ING RussellTM Large Cap Growth Index Portfolio
	Six Months Ended June 30, 2011	Year Ended December 31, 2010	Six Months Ended June 30, 2011	Year Ended December 31, 2010
FROM OPERATIONS:
Net investment income	$6,048,899	$11,181,871	$2,207,025	$4,407,242
Net realized gain	10,284,336	3,473,353	10,006,401	11,187,912
Net change in unrealized appreciation or depreciation	27,695,832	73,731,922	8,306,451	28,090,339
Increase in net assets resulting from operations	44,029,067	88,387,146	20,519,877	43,685,493

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	(135,734)	(257,832)	(2,421)	(865)
Class I	(4,989,150)	(9,567,028)	(2,891,487)	(1,566,141)
Class S	(6,025,330)	(14,948,772)	(1,499,466)	(786,063)
Class S2	(706)	—	—	—
Total distributions	(11,150,920)	(24,773,632)	(4,393,374)	(2,353,069)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	96,886,838	261,969,413	22,008,276	17,327,316
Reinvestment of distributions	11,150,920	24,773,632	4,393,374	2,353,069
	108,037,758	286,743,045	26,401,650	19,680,385
Cost of shares redeemed	(151,274,199)	(244,093,332)	(40,433,849)	(59,853,547)
Net increase (decrease) in net assets resulting from capital share transactions	(43,236,441)	42,649,713	(14,032,199)	(40,173,162)
Net increase (decrease) in net assets	(10,358,294)	106,263,227	2,094,304	1,159,262

NET ASSETS:
Beginning of period	805,344,064	699,080,837	387,424,107	386,264,845
End of period	$794,985,770	$805,344,064	$389,518,411	$387,424,107
Undistributed net investment income at end of period	$6,048,006	$11,150,027	$2,206,291	$4,392,640

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING RussellTM Large Cap Value Index Portfolio		ING RussellTM Mid Cap Index Portfolio
	Six Months Ended June 30, 2011	Year Ended December 31, 2010	Six Months Ended June 30, 2011	Year Ended December 31, 2010
FROM OPERATIONS:
Net investment income	$807,983	$1,405,176	$9,032,310	$20,593,107
Net realized gain	3,917,134	3,224,702	49,487,874	12,592,469
Net change in unrealized appreciation or depreciation	51,497	3,714,950	65,313,678	295,786,239
Increase in net assets resulting from operations	4,776,614	8,344,828	123,833,862	328,971,815

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	(355)	(362)	(226,198)	(22,950)
Class I	(736,479)	(713,610)	(17,390,854)	(7,484,652)
Class S	(665,917)	(582,509)	(1,768,482)	(660,052)
Class S2	—	—	(13,211)	(17)
Net realized gains:
Class ADV	—	(2,640)	(162,503)	—
Class I	—	(4,550,849)	(10,866,334)	—
Class S	—	(3,925,238)	(1,306,152)	—
Class S2	—	—	(8,438)	—
Total distributions	(1,402,751)	(9,775,208)	(31,742,172)	(8,167,671)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	12,498,583	22,353,661	147,455,860	234,910,249
Reinvestment of distributions	1,402,751	9,775,208	31,742,172	8,167,671
	13,901,334	32,128,869	179,198,032	243,077,920
Cost of shares redeemed	(13,302,497)	(19,940,092)	(176,157,858)	(388,576,394)
Net increase (decrease) in net assets resulting from capital share transactions	598,837	12,188,777	3,040,174	(145,498,474)
Net increase in net assets	3,972,700	10,758,397	95,131,864	175,305,670

NET ASSETS:
Beginning of period	89,117,988	78,359,591	1,566,454,774	1,391,149,104
End of period	$93,090,688	$89,117,988	$1,661,586,638	$1,566,454,774
Undistributed net investment income at end of period	$806,962	$1,401,730	$9,029,869	$19,396,304

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING RussellTM Mid Cap Growth Index Portfolio		ING RussellTM Small Cap Index Portfolio
	Six Months Ended June 30, 2011	Year Ended December 31, 2010	Six Months Ended June 30, 2011	Year Ended December 31, 2010
FROM OPERATIONS:
Net investment income	$420,039	$1,411,821	$2,852,298	$7,036,695
Net realized gain	24,021,009	14,536,244	43,104,136	5,702,492
Net change in unrealized appreciation or depreciation	5,493,612	52,174,653	3,536,656	150,734,883
Increase in net assets resulting from operations	29,934,660	68,122,718	49,493,090	163,474,070

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	(10)	(5)	(123,046)	(20,300)
Class I	(30,780)	(38,679)	(4,672,572)	(2,825,269)
Class S	(1,301,915)	(879,428)	(1,481,746)	(748,070)
Class S2	(4,462)	(3,454)	(7,745)	(16)
Net realized gains:
Class ADV	—	(39)	—	—
Class I	—	(95,096)	—	—
Class S	—	(2,641,053)	—	—
Class S2	—	(14,387)	—	—
Total distributions	(1,337,167)	(3,672,141)	(6,285,109)	(3,593,655)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	23,594,664	48,215,986	95,804,872	209,545,227
Reinvestment of distributions	1,337,157	3,672,104	6,285,109	3,593,655
	24,931,821	51,888,090	102,089,981	213,138,882
Cost of shares redeemed	(50,859,193)	(59,231,817)	(121,296,894)	(256,693,662)
Net decrease in net assets resulting from capital share transactions	(25,927,372)	(7,343,727)	(19,206,913)	(43,554,780)
Net increase in net assets	2,670,121	57,106,850	24,001,068	116,325,635

NET ASSETS:
Beginning of period	340,149,897	283,043,047	769,615,494	653,289,859
End of period	$342,820,018	$340,149,897	$793,616,562	$769,615,494
Undistributed net investment income at end of period	$419,318	$1,336,446	$2,848,301	$6,281,112

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING U.S. Bond Index Portfolio		ING Australia Index Portfolio
	Six Months Ended June 30, 2011	Year Ended December 31, 2010	March 2, 2011(1) to June 30, 2011
FROM OPERATIONS:
Net investment income	$45,540,378	$85,544,149	$2,136,946
Net realized gain	38,661,187	76,097,875	1,764,594
Net change in unrealized appreciation or depreciation	9,107,020	53,895,514	2,974,742
Increase in net assets resulting from operations	93,308,585	215,537,538	6,876,282

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	(20,169)	(56,943)	—
Class I	(22,884,417)	(89,035,675)	—
Class S	(1,237,259)	(6,342,097)	—
Class S2	(17)	(74)	—
Net realized gains:
Class ADV	(66,375)	—	—
Class I	(60,836,061)	—	—
Class S	(3,766,271)	—	—
Class S2	(94)	—	—
Total distributions	(88,810,663)	(95,434,789)	—

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	399,969,376	1,473,991,378	227,446,972
Reinvestment of distributions	88,810,594	95,434,715	—
	488,779,970	1,569,426,093	227,446,972
Cost of shares redeemed	(507,065,204)	(1,549,891,295)	(21,711,600)
Net increase (decrease) in net assets resulting from capital share transactions	(18,285,234)	19,534,798	205,735,372
Net increase in net assets	(13,787,312)	139,637,547	212,611,654

NET ASSETS:
Beginning of period	3,908,100,877	3,768,463,330	—
End of period	$3,894,313,565	$3,908,100,877	$212,611,654
Undistributed net investment income at end of period	$22,764,567	$1,366,051	$2,136,946

____________
(1) Commencement of operations

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Euro STOXX 50® Index Portfolio		ING FTSE 100 Index® Portfolio
	Six Months Ended June 30, 2011	Year Ended December 31, 2010	Six Months Ended June 30, 2011	Year Ended December 31, 2010
FROM OPERATIONS:
Net investment income	$20,303,788	$24,423,928	$10,717,072	$17,064,715
Net realized gain (loss)	(10,259,629)	(8,236,308)	26,370,435	7,304,959
Net change in unrealized appreciation or depreciation	90,539,657	(60,162,039)	(4,019,820)	39,962,512
Increase (decrease) in net assets resulting from operations	100,583,816	(43,974,419)	33,067,687	64,332,186

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	(582,821)	(6,194)	(150,823)	(6,380)
Class I	(24,444,279)	(4,233,833)	(16,601,492)	(4,260,839)
Net realized gains:
Class ADV	—	(2,814)	(78,591)	(7,278)
Class I	—	(1,799,379)	(8,101,421)	(4,221,321)
Total distributions	(25,027,100)	(6,042,220)	(24,932,327)	(8,495,818)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	107,788,260	354,207,901	87,755,886	142,986,249
Reinvestment of distributions	25,027,100	6,042,220	24,932,327	8,495,818
	132,815,360	360,250,121	112,688,213	151,482,067
Cost of shares redeemed	(325,947,287)	(256,421,413)	(192,339,758)	(159,038,732)
Net increase (decrease) in net assets resulting from capital share transactions	(193,131,927)	103,828,708	(79,651,545)	(7,556,665)
Net increase (decrease) in net assets	(117,575,211)	53,812,069	(71,516,185)	48,279,703

NET ASSETS:
Beginning of period	878,615,239	824,803,170	668,924,763	620,645,060
End of period	$761,040,028	$878,615,239	$597,408,578	$668,924,763
Undistributed net investment income at end of period	$19,686,713	$24,410,025	$10,445,436	$16,480,679

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Hang Seng Index Portfolio		ING International Index Portfolio
	Six Months Ended June 30, 2011	Year Ended December 31, 2010	Six Months Ended June 30, 2011	Year Ended December 31, 2010
FROM OPERATIONS:
Net investment income	$2,475,873	$3,020,266	$6,341,362	$7,526,873
Net realized gain (loss)	(2,096,986)	(950,360)	3,523,478	(1,361,616)
Net change in unrealized appreciation or depreciation	(1,783,811)	8,144,044	10,041,761	18,497,086
Increase (decrease) in net assets resulting from operations	(1,404,924)	10,213,950	19,906,601	24,662,343

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	(39,578)	(3)	(77,309)	(63,107)
Class I	(2,606,668)	(84,227)	(6,107,079)	(8,402,417)
Class S	(1,692,517)	(35,938)	(2,323,514)	(3,695,507)
Class S2	—	(3)	(109)	(153)
Total distributions	(4,338,763)	(120,171)	(8,508,011)	(12,161,184)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	20,590,579	111,215,984	71,519,909	126,127,350
Reinvestment of distributions	4,338,763	120,165	8,507,902	12,161,031
	24,929,342	111,336,149	80,027,811	138,288,381
Cost of shares redeemed	(69,068,450)	(43,497,582)	(83,900,033)	(114,314,343)
Net increase (decrease) in net assets resulting from capital share transactions	(44,139,108)	67,838,567	(3,872,222)	23,974,038
Net increase (decrease) in net assets	(49,882,795)	77,932,346	7,526,368	36,475,197

NET ASSETS:
Beginning of period	222,976,591	145,044,245	366,660,444	330,185,247
End of period	$173,093,796	$222,976,591	$374,186,812	$366,660,444
Undistributed net investment income at end of period	$2,474,566	$4,337,456	$6,646,465	$8,813,114

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Japan TOPIX Index Portfolio		ING WisdomTreeSM Global High-Yielding Equity Index Portfolio
	Six Months Ended June 30, 2011	Year Ended December 31, 2010	Six Months Ended June 30, 2011	Year Ended December 31, 2010
FROM OPERATIONS:
Net investment income	$3,622,277	$6,716,631	$4,595,767	$6,555,107
Net realized gain (loss)	22,391,595	4,423,916	3,075,183	(6,439,197)
Net change in unrealized appreciation or depreciation	(37,178,790)	47,884,898	9,607,801	9,490,347
Increase (decrease) in net assets resulting from operations	(11,164,918)	59,025,445	17,278,751	9,606,257

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	(172,145)	(2,683)	(28,677)	(5,049)
Class I	(8,220,669)	(552,840)	—	—
Class S	—	—	(6,079,537)	(7,061,976)
Net realized gains:
Class ADV	(84,784)	(1,328)	—	—
Class I	(3,588,027)	(244,619)	—	—
Total distributions	(12,065,625)	(801,470)	(6,108,214)	(7,067,025)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	268,389,675	43,544,903	7,976,357	20,356,040
Reinvestment of distributions	12,065,625	801,470	6,108,214	7,067,025
	280,455,300	44,346,373	14,084,571	27,423,065
Cost of shares redeemed	(196,299,545)	(194,057,177)	(24,899,180)	(42,308,692)
Net increase (decrease) in net assets resulting from capital share transactions	84,155,755	(149,710,804)	(10,814,609)	(14,885,627)
Net increase (decrease) in net assets	60,925,212	(91,486,829)	355,928	(12,346,395)

NET ASSETS:
Beginning of period	413,283,885	504,770,714	206,911,575	219,257,970
End of period	$474,209,097	$413,283,885	$207,267,503	$206,911,575
Undistributed net investment income at end of period	$3,440,076	$8,210,613	$4,593,975	$6,106,422

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions								Ratios to average net assets				Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains	From return of capital	Total distributions		Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)	Expenses net of fee waivers and/or recoupments, if any(2)(3)	Expenses net of all reductions/ additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)		($)	($)	($)		($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
ING RussellTM Large Cap Index Portfolio
Class ADV
06-30-11	9.58	0.06	•	0.44	0.50	0.12		—	—	0.12		9.96	5.19	0.88	0.87	0.87	1.15	10,702	6
12-31-10	8.85	0.10	•	0.93	1.03	0.30		—	—	0.30		9.58	11.74	0.89	0.87	0.87	1.15	10,161	11
12-31-09	7.19	0.10	•	1.56	1.66	—		—	—	—		8.85	23.09	0.90	0.87	0.87	1.31	6,835	44
03-10-08(4)–12-31-08	10.00	0.13	•	(2.87)	(2.74)	0.07		—	—	0.07		7.19	(27.42)	0.89	0.87	0.87	1.98	1,135	8
Class I
06-30-11	9.68	0.08	•	0.45	0.53	0.16		—	—	0.16		10.05	5.40	0.38	0.37	0.37	1.64	340,698	6
12-31-10	8.92	0.15	•	0.92	1.07	0.31		—	—	0.31		9.68	12.19	0.39	0.37	0.37	1.64	340,889	11
12-31-09	7.21	0.15	•	1.56	1.71	0.00	**	—	—	0.00	**	8.92	23.73	0.40	0.37	0.37	2.02	251,504	44
03-10-08(4)–12-31-08	10.00	0.17	•	(2.88)	(2.71)	0.08		—	—	0.08		7.21	(27.06)	0.39	0.37	0.37	2.31	1,057,974	8
Class S
06-30-11	9.64	0.07	•	0.44	0.51	0.13		—	—	0.13		10.02	5.28	0.63	0.62	0.62	1.39	443,278	6
12-31-10	8.89	0.12	•	0.93	1.05	0.30		—	—	0.30		9.64	12.00	0.64	0.62	0.62	1.39	454,246	11
12-31-09	7.20	0.12	•	1.57	1.69	—		—	—	—		8.89	23.47	0.65	0.62	0.62	1.51	440,738	44
03-10-08(4)–12-31-08	10.00	0.14	•	(2.87)	(2.73)	0.07		—	—	0.07		7.20	(27.23)	0.64	0.62	0.62	2.19	28,529	8
Class S2
06-30-11	9.81	0.07	•	0.45	0.52	0.15		—	—	0.15		10.18	5.21	0.88	0.77	0.77	1.42	308	6
12-31-10	8.79	0.11	•	0.91	1.02	—		—	—	—		9.81	11.60	0.89	0.77	0.77	1.17	48	11
02-27-09(4)–12-31-09	5.89	(0.00	)•,**	2.90	2.90	0.00	**	—	—	0.00	**	8.79	49.26	0.90	0.77	0.77	(0.06)	4	44
ING RussellTM Large Cap Growth Index Portfolio
Class ADV
06-30-11	14.30	0.04		0.72	0.76	0.13		—	—	0.13		14.93	5.32	1.08	0.98	0.98	0.73	290	15
12-31-10	12.81	0.10	•	1.46	1.56	0.07		—	—	0.07		14.30	12.18	1.08	0.98	0.98	0.81	242	23
05-01-09(4)–12-31-09	10.00	0.07	•	2.74	2.81	—		—	—	—		12.81	28.10	1.12	1.02	0.98	0.87	151	5
Class I
06-30-11	14.39	0.10		0.70	0.80	0.18		—	—	0.18		15.01	5.54	0.58	0.48	0.48	1.22	235,556	15
12-31-10	12.84	0.17	•	1.47	1.64	0.09		—	—	0.09		14.39	12.80	0.58	0.48	0.48	1.30	239,910	23
05-01-09(4)–12-31-09	10.00	0.08		2.76	2.84	—		—	—	—		12.84	28.40	0.62	0.52	0.48	1.45	241,608	5
Class S
06-30-11	14.34	0.08		0.71	0.79	0.15		—	—	0.15		14.98	5.47	0.83	0.73	0.73	0.98	153,672	15
12-31-10	12.82	0.13	•	1.46	1.59	0.07		—	—	0.07		14.34	12.47	0.83	0.73	0.73	1.05	147,272	23
05-01-09(4)–12-31-09	10.00	0.07		2.75	2.82	—		—	—	—		12.82	28.20	0.87	0.77	0.73	1.19	144,502	5

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions						Ratios to average net assets				Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)	Expenses net of fee waivers and/or recoupments, if any(2)(3)	Expenses net of all reductions/ additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
ING RussellTM Large Cap Value Index Portfolio
Class ADV
06-30-11	12.52	0.07		0.58	0.65	0.16	—	—	0.16	13.01	5.12	1.09	0.99	0.99	1.35	30	17
12-31-10	12.61	0.16	•	1.18	1.34	0.17	1.26	—	1.43	12.52	10.86	1.11	1.01	1.01 >	1.30	27	30
05-01-09(4)–12-31-09	10.00	0.10	•	2.51	2.61	—	—	—	—	12.61	26.10	1.17	1.06	1.06	1.30	26	87
Class I
06-30-11	12.60	0.13		0.55	0.68	0.21	—	—	0.21	13.07	5.35	0.59	0.49	0.49	1.85	45,306	17
12-31-10	12.65	0.22	•	1.19	1.41	0.20	1.26	—	1.46	12.60	11.38	0.61	0.51	0.51	1.81	45,590	30
05-01-09(4)–12-31-09	10.00	0.15	•	2.50	2.65	—	—	—	—	12.65	26.50	0.67	0.56	0.56	1.89	48,211	87
Class S
06-30-11	12.57	0.10		0.56	0.66	0.18	—	—	0.18	13.05	5.24	0.84	0.74	0.74	1.59	47,754	17
12-31-10	12.64	0.19	•	1.19	1.38	0.19	1.26	—	1.45	12.57	11.13	0.86	0.76	0.76	1.58	43,502	30
05-01-09(4)–12-31-09	10.00	0.12	•	2.52	2.64	—	—	—	—	12.64	26.40	0.92	0.81	0.81	1.51	30,119	87
ING RussellTM Mid Cap Index Portfolio
Class ADV
06-30-11	11.45	0.04	•	0.85	0.89	0.13	0.09	—	0.22	12.12	7.73	0.94	0.93	0.93	0.68	23,071	8
12-31-10	9.24	0.11	•	2.15	2.26	0.05	—	—	0.05	11.45	24.48	0.95	0.93	0.93	1.08	13,988	8
12-31-09	6.63	0.10	•	2.51	2.61	—	—	—	—	9.24	39.37	0.93	0.93	0.93	1.18	2,856	7
03-10-08(4)–12-31-08	10.00	0.08	•	(3.37)	(3.29)	0.07	—	0.01	0.08	6.63	(32.92)	1.01	0.93	0.93	1.00	61	30
Class I
06-30-11	11.57	0.07	•	0.86	0.93	0.15	0.09	—	0.24	12.26	7.99	0.44	0.43	0.43	1.14	1,464,255	8
12-31-10	9.29	0.15	•	2.19	2.34	0.06	—	—	0.06	11.57	25.22	0.45	0.43	0.43	1.46	1,389,676	8
12-31-09	6.63	0.13	•	2.53	2.66	—	—	—	—	9.29	40.12	0.43	0.43	0.43	1.59	1,285,223	7
03-10-08(4)–12-31-08	10.00	0.13	•	(3.41)	(3.28)	0.08	—	0.01	0.09	6.63	(32.74)	0.51	0.43	0.43	1.74	117,525	30
Class S
06-30-11	11.50	0.05	•	0.85	0.90	0.12	0.09	—	0.21	12.19	7.84	0.69	0.68	0.68	0.89	172,919	8
12-31-10	9.25	0.12	•	2.18	2.30	0.05	—	—	0.05	11.50	24.88	0.70	0.68	0.68	1.22	162,362	8
12-31-09	6.62	0.10	•	2.53	2.63	—	—	—	—	9.25	39.73	0.68	0.68	0.68	1.33	103,065	7
03-10-08(4)–12-31-08	10.00	0.12	•	(3.41)	(3.29)	0.08	—	0.01	0.09	6.62	(32.90)	0.76	0.68	0.68	1.85	25,303	30
Class S2
06-30-11	11.48	0.05	•	0.85	0.90	0.14	0.09	—	0.23	12.15	7.85	0.94	0.83	0.83	0.82	1,342	8
12-31-10	9.25	0.16	•	2.10	2.26	0.03	—	—	0.03	11.48	24.49	0.95	0.83	0.83	1.49	428	8
02-27-09(4)–12-31-09	5.52	0.08		3.65	3.73	—	—	—	—	9.25	67.57	0.93	0.83	0.83	1.19	5	7

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions						Ratios to average net assets				Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)	Expenses net of fee waivers and/or recoupments, if any(2)(3)	Expenses net of all reductions/ additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
ING RussellTM Mid Cap Growth Index Portfolio
Class ADV
06-30-11	16.29	(0.00	)•,**	1.50	1.50	0.03	—	—	0.03	17.76	9.22	1.08	0.98	0.98	(0.02)	5	22
12-31-10	13.11	0.03		3.30	3.33	0.02	0.13	—	0.15	16.29	25.52	1.09	0.99	0.99	0.23	5	25
05-01-09(4)–12-31-09	10.00	0.02		3.09	3.11	—	—	—	—	13.11	31.10	1.14	1.04	1.04	0.30	4	42
Class I
06-30-11	16.38	0.04	•	1.51	1.55	0.11	—	—	0.11	17.82	9.43	0.58	0.48	0.48	0.42	5,182	22
12-31-10	13.14	0.10		3.32	3.42	0.05	0.13	—	0.18	16.38	26.22	0.59	0.49	0.49	0.73	12,615	25
05-01-09(4)–12-31-09	10.00	0.05	•	3.09	3.14	—	—	—	—	13.14	31.40	0.64	0.54	0.54	0.72	9,644	42
Class S
06-30-11	16.33	0.02	•	1.51	1.53	0.07	—	—	0.07	17.79	9.36	0.83	0.73	0.73	0.24	335,838	22
12-31-10	13.13	0.07		3.30	3.37	0.04	0.13	—	0.17	16.33	25.85	0.84	0.74	0.74	0.48	325,749	25
05-01-09(4)–12-31-09	10.00	0.06	•	3.07	3.13	—	—	—	—	13.13	31.30	0.89	0.79	0.79	0.67	271,776	42
Class S2
06-30-11	16.30	0.01	•	1.50	1.51	0.04	—	—	0.04	17.77	9.28	1.08	0.88	0.88	0.09	1,795	22
12-31-10	13.11	0.05		3.30	3.35	0.03	0.13	—	0.16	16.30	25.71	1.09	0.89	0.89	0.32	1,781	25
05-01-09(4)–12-31-09	10.00	0.02		3.09	3.11	—	—	—	—	13.11	31.10	1.14	0.94	0.94	0.47	1,619	42
ING RussellTM Small Cap Index Portfolio
Class ADV
06-30-11	12.20	0.02	•	0.72	0.74	0.09	—	—	0.09	12.85	6.03	0.97	0.95	0.95	0.33	19,302	10
12-31-10	9.74	0.08	•	2.43	2.51	0.05	—	—	0.05	12.20	25.77	0.97	0.95	0.95	0.73	13,051	23
12-31-09	7.72	0.06	•	1.96	2.02	—	—	—	—	9.74	26.17	0.97	0.95	0.95	0.74	1,972	16
03-10-08(4)–12-31-08	10.00	0.11	•	(2.32)	(2.21)	0.06	—	0.01	0.07	7.72	(22.02)	1.27	1.17	1.17	1.74	571	35
Class I
06-30-11	12.34	0.05	•	0.73	0.78	0.11	—	—	0.11	13.01	6.29	0.47	0.45	0.45	0.79	559,577	10
12-31-10	9.81	0.11	•	2.48	2.59	0.06	—	—	0.06	12.34	26.43	0.47	0.45	0.45	1.08	550,465	23
12-31-09	7.75	0.10	•	1.96	2.06	—	—	—	—	9.81	26.58	0.47	0.45	0.45	1.23	514,616	16
03-10-08(4)–12-31-08	10.00	0.12	•	(2.29)	(2.17)	0.07	—	0.01	0.08	7.75	(21.68)	0.53	0.45	0.45	1.49	132,762	35
Class S
06-30-11	12.27	0.03	•	0.73	0.76	0.09	—	—	0.09	12.94	6.14	0.72	0.70	0.70	0.54	213,554	10
12-31-10	9.77	0.09	•	2.45	2.54	0.04	—	—	0.04	12.27	26.07	0.72	0.70	0.70	0.85	205,956	23
12-31-09	7.73	0.07		1.97	2.04	—	—	—	—	9.77	26.39	0.72	0.70	0.70	0.95	136,697	16
03-10-08(4)–12-31-08	10.00	0.12	•	(2.32)	(2.20)	0.06	—	0.01	0.07	7.73	(21.95)	0.78	0.70	0.70	1.71	74,707	35

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions						Ratios to average net assets				Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)	Expenses net of fee waivers and/or recoupments, if any(2)(3)	Expenses net of all reductions/ additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
ING RussellTM Small Cap Index Portfolio (continued)
Class S2
06-30-11	12.22	0.03	•	0.72	0.75	0.11	—	—	0.11	12.86	6.10	0.97	0.85	0.85	0.49	1,184	10
12-31-10	9.74	0.12	•	2.39	2.51	0.03	—	—	0.03	12.22	25.81	0.97	0.85	0.85	1.07	143	23
02-27-09(4)–12-31-09	6.03	0.06		3.65	3.71	—	—	—	—	9.74	61.53	0.97	0.85	0.85	0.83	5	16
ING U.S. Bond Index Portfolio
Class ADV
06-30-11	10.71	0.09		0.14	0.23	0.05	0.18	—	0.23	10.71	2.16	0.94	0.94	0.94	1.86	4,340	141
12-31-10	10.37	0.20	•	0.38	0.58	0.24	—	—	0.24	10.71	5.58	0.96	0.95	0.95	1.82	3,714	279
12-31-09	10.12	0.23	•	0.30	0.53	0.20	0.08	—	0.28	10.37	5.29	0.94	0.94	0.94	2.27	1,432	380
03-10-08(4)–12-31-08	10.00	0.25		0.07	0.32	0.18	0.02	—	0.20	10.12	3.26	1.01	0.95	0.95	2.95	143	360
Class I
06-30-11	10.74	0.13		0.13	0.26	0.07	0.18	—	0.25	10.75	2.37	0.44	0.44	0.44	2.36	3,649,220	141
12-31-10	10.39	0.25	•	0.38	0.63	0.28	—	—	0.28	10.74	6.14	0.46	0.45	0.45	2.36	3,655,181	279
12-31-09	10.12	0.28	•	0.31	0.59	0.24	0.08	—	0.32	10.39	5.88	0.44	0.44	0.44	2.66	3,501,280	380
03-07-08(4)–12-31-08	10.00	0.28	•	0.08	0.36	0.22	0.02	—	0.24	10.12	3.61	0.51	0.45	0.45	3.42	107,276	360
Class S
06-30-11	10.71	0.11		0.14	0.25	0.06	0.18	—	0.24	10.72	2.31	0.69	0.69	0.69	2.11	240,747	141
12-31-10	10.36	0.23	•	0.38	0.61	0.26	—	—	0.26	10.71	5.89	0.71	0.70	0.70	2.10	249,203	279
12-31-09	10.10	0.26		0.29	0.55	0.21	0.08	—	0.29	10.36	5.54	0.69	0.69	0.69	2.59	265,749	380
03-10-08(4)–12-31-08	10.00	0.27	•	0.06	0.33	0.21	0.02	—	0.23	10.10	3.29	0.76	0.70	0.70	3.42	180,622	360
Class S2
06-30-11	10.72	0.10		0.14	0.24	0.06	0.18	—	0.24	10.72	2.19	0.94	0.84	0.84	1.96	6	141
12-31-10	10.37	0.21	•	0.39	0.60	0.25	—	—	0.25	10.72	5.78	0.96	0.85	0.85	1.97	3	279
02-27-09(4)–12-31-09	9.99	0.20		0.47	0.67	0.21	0.08	—	0.29	10.37	6.74	0.94	0.84	0.84	2.42	3	380
ING Australia Index Portfolio
Class ADV
03-02-11(4)–06-30-11	10.00	0.08		0.14	0.22	—	—	—	—	10.22	2.20	1.32	0.97	0.97	2.54	3	7
Class I
03-02-11(4)–06-30-11	10.00	0.10		0.14	0.24	—	—	—	—	10.24	2.40	0.82	0.47	0.47	3.15	212,609	7
ING Euro STOXX 50® Index Portfolio
Class ADV
06-30-11	10.49	0.38	•	1.05	1.43	0.39	—	—	0.39	11.53	13.42	1.26	0.91	0.91	6.76	15,677	7
12-31-10	11.63	0.18	•	(1.25)	(1.07)	0.05	0.02	—	0.07	10.49	(9.13)	1.25	0.90	0.90	1.79	4,937	27
08-17-09(4)–12-31-09	10.00	0.06	•	1.57	1.63	—	—	—	—	11.63	16.30	1.32	0.97	0.97	1.29	665	1

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate ($)		Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)	Expenses net of fee waivers and/or recoupments, if any(2)(3)	Expenses net of all reductions/ additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)		($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
ING Euro STOXX 50® Index Portfolio (continued)
Class I
06-30-11	10.57	0.30	•	1.16	1.46	0.40	—	—	0.40	—		11.63	13.58	0.76	0.41	0.41	5.35	745,363	7
12-31-10	11.66	0.31	•	(1.32)	(1.01)	0.06	0.02	—	0.08	—		10.57	(8.64)	0.75	0.40	0.40	3.00	873,679	27
08-17-09(4)–12-31-09	10.00	0.07	•	1.59	1.66	—	—	—	—	—		11.66	16.60	0.82	0.47	0.47	1.42	824,138	1
ING FTSE 100 Index® Portfolio
Class ADV
06-30-11	12.46	0.20	•	0.38	0.58	0.35	0.18	—	0.53	—		12.51	4.47	1.26	0.91	0.91	3.17	5,447	8
12-31-10	11.60	0.22	•	0.79	1.01	0.07	0.08	—	0.15	—		12.46	8.87	1.24	0.89	0.89	1.88	3,734	14
08-17-09(4)–12-31-09	10.00	0.06	•	1.54	1.60	—	—	—	—	0.00	**	11.60	16.00 (a)	1.33	0.98	0.98	1.25	759	8
Class I
06-30-11	12.53	0.23	•	0.39	0.62	0.37	0.18	—	0.55	—		12.60	4.79	0.76	0.41	0.41	3.54	591,961	8
12-31-10	11.61	0.31	•	0.77	1.08	0.08	0.08	—	0.16	—		12.53	9.43	0.74	0.39	0.39	2.74	665,191	14
08-17-09(4)–12-31-09	10.00	0.11	•	1.45	1.56	—	—	—	—	0.05		11.61	16.10 (a)	0.83	0.48	0.48	2.38	619,886	8
ING Hang Seng Index Portfolio
Class ADV
06-30-11	13.98	0.20	•	(0.36)	(0.16)	0.34	—	—	0.34	—		13.48	(1.28)	1.34	1.24	1.24	2.84	1,814	6
12-31-10	13.04	0.16	•	0.79	0.95	0.01	—	—	0.01	—		13.98	7.30	1.34	1.24	1.24	1.22	1,147	9
05-04-09(4)–12-31-09	10.00	0.13	•	2.94	3.07	0.02	—	0.01	0.03	—		13.04	30.72	1.39	1.28	1.28	1.58	4	3
Class I
06-30-11	14.04	0.19	•	(0.32)	(0.13)	0.35	—	—	0.35	—		13.56	(1.00)	0.84	0.74	0.74	2.67	105,675	6
12-31-10	13.04	0.25	•	0.76	1.01	0.01	—	—	0.01	—		14.04	7.76	0.84	0.74	0.74	1.92	137,227	9
05-04-09(4)–12-31-09	10.00	0.04	•	3.07	3.11	0.06	—	0.01	0.07	—		13.04	31.14	0.89	0.78	0.78	0.48	101,683	3
Class S
06-30-11	14.00	0.17	•	(0.31)	(0.14)	0.33	—	—	0.33	—		13.53	(1.14)	1.09	0.99	0.99	2.49	65,605	6
12-31-10	13.03	0.21	•	0.77	0.98	0.01	—	—	0.01	—		14.00	7.53	1.09	0.99	0.99	1.63	84,603	9
05-01-09(4)–12-31-09	10.00	0.06	•	3.03	3.09	0.05	—	0.01	0.06	—		13.03	30.93	1.14	1.03	1.03	0.71	43,353	3
ING International Index Portfolio
Class ADV
06-30-11	8.47	0.14	•	0.32	0.46	0.19	—	—	0.19	—		8.74	5.32	1.06	0.99	0.99	3.26	3,980	4
12-31-10	8.17	0.13	•	0.44	0.57	0.27	—	—	0.27	—		8.47	7.32	1.07	0.99	0.99	1.71	2,904	20
12-31-09	6.43	0.09	•	1.65	1.74	—	—	—	—	—		8.17	27.06	1.08	0.99	0.99	1.13	1,641	92
03-10-08(4)–12-31-08	10.00	0.20	•	(3.69)	(3.49)	0.08	—	—	0.08	—		6.43	(34.85)	1.17	1.00	1.00	2.87	2	22

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions						Ratios to average net assets				Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)	Expenses net of fee waivers and/or recoupments, if any(2)(3)	Expenses net of all reductions/ additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period		Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)		(%)
ING International Index Portfolio (continued)
Class I
06-30-11	8.54	0.16	•	0.32	0.48	0.21	—	—	0.21	8.81	5.56	0.56	0.50	0.50	3.56	263,119		4
12-31-10	8.21	0.18	•	0.44	0.62	0.29	—	—	0.29	8.54	7.84	0.57	0.50	0.50	2.31	256,723		20
12-31-09	6.41	0.18	•	1.62	1.80	—	—	—	—	8.21	28.08	0.58	0.50	0.50	2.54	216,453		92
03-10-08(4)–12-31-08	10.00	0.17	•	(3.65)	(3.48)	0.11	—	—	0.11	6.41	(34.73)	0.67	0.50	0.50	2.56	237,777		22
Class S
06-30-11	8.49	0.14	•	0.32	0.46	0.19	—	—	0.19	8.76	5.36	0.81	0.75	0.75	3.27	107,083		4
12-31-10	8.17	0.16	•	0.44	0.60	0.28	—	—	0.28	8.49	7.63	0.82	0.75	0.75	2.09	107,028		20
12-31-09	6.41	0.11	•	1.65	1.76	—	—	—	—	8.17	27.46	0.83	0.75	0.75	1.51	112,086		92
03-10-08(4)–12-31-08	10.00	0.12	•	(3.60)	(3.48)	0.11	—	—	0.11	6.41	(34.79)	0.92	0.75	0.75	1.93	6,983		22
Class S2
06-30-11	8.52	0.14	•	0.31	0.45	0.18	—	—	0.18	8.79	5.24	1.06	0.90	0.90	3.16	5		4
12-31-10	8.19	0.15	•	0.44	0.59	0.26	—	—	0.26	8.52	7.44	1.07	0.90	0.90	1.91	5		20
02-27-09(4)–12-31-09	5.05	0.10	•	3.04	3.14	—	—	—	—	8.19	62.18	1.08	0.90	0.90	1.69	5		92
ING Japan TOPIX Index Portfolio
Class ADV
06-30-11	11.12	0.05	•	(0.46)	(0.41)	0.16	0.08	—	0.24	10.47	(3.70)	1.28	0.93	0.93	0.98	10,859		31
12-31-10	9.80	0.09	•	1.25	1.34	0.01	0.01	—	0.02	11.12	13.63	1.27	0.92	0.92	0.94	8,580		9
08-17-09(4)–12-31-09	10.00	(0.04	)•	(0.16)	(0.20)	—	—	—	—	9.80	(2.00)	1.29	0.94	0.94	(1.02)	327		5
Class I
06-30-11	11.19	0.08	•	(0.47)	(0.39)	0.18	0.08	—	0.26	10.54	(3.49)	0.78	0.43	0.43	1.57	463,350		31
12-31-10	9.82	0.14	•	1.25	1.39	0.01	0.01	—	0.02	11.19	14.13	0.77	0.42	0.42	1.39	404,703		9
08-17-09(4)–12-31-09	10.00	0.01		(0.19)	(0.18)	—	—	—	—	9.82	(1.80)	0.79	0.44	0.44	0.31	504,443		5
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio
Class ADV
06-30-11	7.93	0.18	•	0.51	0.69	0.26	—	—	0.26	8.36	8.54	1.31	1.34	1.34	4.37	1,004		22
12-31-10	7.76	0.20	•	0.24	0.44	0.27	—	—	0.27	7.93	5.80	1.37	1.34	1.34	2.67	695		47
12-31-09	5.99	0.22		1.55	1.77	—	—	—	—	7.76	29.55	1.31	1.29	1.29	3.40	1		66
01-28-08(4)–12-31-08	10.00	0.34	•	(4.18)	(3.84)	0.17	—	—	0.17	5.99	(38.33)	1.66	1.20	1.20	4.28	1		128
Class I
06-30-11	7.73	(0.03	)•	0.67	0.64	0.27	—	—	0.27	8.10	8.14	0.81	0.84	0.84	(0.84)	0	*	22
12-31-10	7.71	0.06	•	0.23	0.29	0.27	—	—	0.27	7.73	3.85	0.87	0.84	0.84	0.78	0	*	47
12-31-09	5.97	(0.05)		1.79	1.74	—	—	—	—	7.71	29.15	0.81	0.79	0.79	(0.79)	0	*	66
01-28-08(4)–12-31-08	10.00	0.41	•	(4.23)	(3.82)	0.21	—	—	0.21	5.97	(38.10)	1.16	0.70	0.70	4.92	0	*	128

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions						Ratios to average net assets				Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)	Expenses net of fee waivers and/or recoupments, if any(2)(3)	Expenses net of all reductions/ additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio (continued)
Class S
06-30-11	7.96	0.18	•	0.52	0.70	0.25	—	—	0.25	8.41	8.66	1.06	1.09	1.09	4.41	206,264	22
12-31-10	7.77	0.24	•	0.20	0.44	0.25	—	—	0.25	7.96	5.86	1.12	1.09	1.09	3.23	206,216	47
12-31-09	5.98	0.23		1.56	1.79	—	—	—	—	7.77	29.93	1.06	1.04	1.04	3.74	219,257	66
01-28-08(4)–12-31-08	10.00	0.31	•	(4.13)	(3.82)	0.20	—	—	0.20	5.98	(38.10)	1.41	0.89	0.89	4.23	148,745	128

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.

(3)	Expense ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by the Investment Adviser and/or Distributor or reductions from brokerage commission recapture arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor but prior to reductions from brokerage commission recapture arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)	Commencement of operations.

•	Calculated using average number of shares outstanding throughout the period.

*	Amount is less than $500.

**	Amount is less than $0.005 or more than $(0.005).

(a)	Excluding a payment by affiliate in the period ended December 31, 2009, FTSE 100 Index® total return would have been 15.08% and 15.18% on classes ADV and I, respectively.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED)

NOTE 1 — ORGANIZATION

Organization. ING Variable Portfolios, Inc. (the “Company” or “Registrant”) is registered under the Investment Company Act of 1940, as amended (“1940 Act” or “Act”) as an open-end diversified management investment company.

The Company was incorporated under the laws of Maryland on June 4, 1996. There are nineteen active separate investment series that comprise the Company. The fourteen portfolios (each a “Portfolio”, collectively the “Portfolios”) that are in this report are: ING RussellTM Large Cap Index Portfolio (“RussellTM Large Cap Index”), ING RussellTM Large Cap Growth Index Portfolio (“RussellTM Large Cap Growth Index”), ING RussellTM Large Cap Value Index Portfolio (“RussellTM Large Cap Value Index”), ING RussellTM Mid Cap Index Portfolio (“RussellTM Mid Cap Index”), ING RussellTM Mid Cap Growth Index Portfolio (“RussellTM Mid Cap Growth Index”), ING RussellTM Small Cap Index Portfolio (“RussellTM Small Cap Index”), ING U.S. Bond Index Portfolio (“U.S. Bond Index”), ING Australia Index Portfolio (“Australia Index”), ING Euro STOXX 50® Index Portfolio (“Euro STOXX 50® Index”), ING FTSE 100 Index® Portfolio (“FTSE 100 Index®”), ING Hang Seng Index Portfolio (“Hang Seng Index”), ING International Index Portfolio (“International Index”), ING Japan TOPIX Index Portfolio (“Japan TOPIX Index”), and ING WisdomTreeSM Global High-Yielding Equity Index Portfolio (“WisdomTreeSM Index”).

The Company is authorized to offer four share classes of the Portfolios, referred to as Adviser Class (“Class ADV”), Class I, Class S and Service 2 Class (“Class S2”); however, not all Portfolios currently offer all classes. Each class has equal rights as to class and voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolios and earn income and realized gains/losses from the Portfolios pro rata based on the average daily net assets of each class, without distinction between share classes. Expenses that are specific to a Portfolio or a class are charged directly to that Portfolio or class. Other operating expenses shared by several Portfolios are generally allocated among those Portfolios based on average net assets. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Each Portfolio’s shares may be offered to insurance company separate accounts serving as investment options under Variable Contracts, Qualified Plans outside the separate account context, custodial accounts, certain investment advisers and their affiliates in connection with the creation or management of the Portfolios, other investment companies and other investors, as permitted.

ING Investments, LLC serves as the investment adviser (“ING Investments” or the “Investment Adviser”) to the Portfolios. ING Investment Management Co. (“ING IM”) serves as the sub-adviser to each of the Portfolios except U.S. Bond Index. ING Funds Services, LLC serves as the administrator (“IFS” or the “Administrator”) for the Portfolios. ING Investments Distributor, LLC (“IID” or the “Distributor”) serves as the principal underwriter to the Portfolios.

The Investment Adviser, ING IM, IFS and IID are indirect, wholly-owned subsidiaries of ING Groep N.V. (“ING Groep”). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services.

ING Groep has adopted a formal restructuring plan that was approved by the European Commission in November 2009 under which the ING life insurance businesses, including the retirement services and investment management businesses, which include the Investment Adviser and its affiliates, would be separated from ING Groep by the end of 2013. To achieve this goal, ING Groep announced in November 2010 that it plans to pursue two separate initial public offerings: one a U.S. focused offering that would include U.S. based insurance, retirement services, and investment management operations; and the other a European based offering for European and Asian based insurance and investment management operations. There can be no assurance that the restructuring plan will be carried out through two offerings or at all.

The restructuring plan and the uncertainty about its implementation, whether implemented through the planned public offerings or through other means, in whole or in part, may be disruptive to the businesses of ING entities, including the ING entities that service the Portfolios, and may cause, among other things, interruption or reduction of business and services, diversion of management’s attention from day-to day operations, and loss of key employees or customers. A failure to complete the offerings or other means of implementation on favorable terms could have a

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 1 — ORGANIZATION (continued)

material adverse impact on the operations of the businesses subject to the restructuring plan. The restructuring plan may result in the Investment Adviser’s and/or Sub-Advisers’ loss of access to services and resources of ING Groep, which could adversely affect their businesses and profitability. In addition, the divestment of ING businesses, including the Investment Adviser and Sub-Advisers, may potentially be deemed a “change of control” of each entity. A change of control would result in the termination of the Portfolios’ advisory and sub-advisory agreements, which would trigger the necessity for new agreements that would require approval of the board, and may trigger the need for shareholder approval. Currently, the Investment Adviser does not anticipate that the restructuring will have a material adverse impact on the Portfolios or their operations and administration.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Such policies are in conformity with U.S. generally accepted accounting principles (“GAAP”) for investment companies.

A. Security Valuation. All investments in securities are recorded at their estimated fair value, as described below. Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ are valued at the NASDAQ official closing prices. Securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities are valued at prices obtained from independent services or from one or more dealers making markets in the securities and may be adjusted based on the Portfolios’ valuation procedures. U.S. government obligations are valued by using market quotations or independent pricing services that use prices provided by market- makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Investments in open-end mutual funds are valued at net asset value. Investments in securities of sufficient credit quality maturing in 60 days or less are valued at amortized cost which approximates fair value.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities, which are subject to limitations as to their sale) are valued at their fair values, as defined by the 1940 Act, and as determined in good faith by or under the supervision of the Portfolios’ Board of Directors (“Board”), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Portfolio calculates its net asset value (“NAV”) may also be valued at their fair values, as defined by the 1940 Act, and as determined in good faith by or under the supervision of the Board, in accordance with methods that are specifically authorized by the Board. All such fair valuations are made in accordance with the valuation procedures of the Portfolios (the “Valuation Procedures”) which have been approved by the Board. The valuation techniques applied in any specific instance are set forth in the Valuation Procedures and may vary from case to case. With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to the Portfolios related to registration of the security, as well as factors relevant to the issuer itself. Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies’ securities. The value of a foreign security traded on an exchange outside the United States is generally based on its price on the principal foreign exchange where it trades as of the time a Portfolio determines its NAV or if the foreign exchange closes prior to the time a Portfolio determines its NAV, the most recent closing price of the foreign security on its principal exchange. Trading in certain non-U.S. securities may not take place on all days on which the New York Stock Exchange (“NYSE”) is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of a Portfolio’s NAV may not take place contemporaneously with the determination of the prices of securities held by a Portfolio in foreign securities markets. Further, the value of a Portfolio’s assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of a Portfolio. In calculating a Portfolio’s NAV, foreign securities denominated in foreign currency are converted to U.S. dollar equivalents. If an event occurs after the time at which the market for foreign securities held by a Portfolio closes but before the time that a Portfolio’s NAV is calculated, such event may cause the closing price on the foreign exchange to not

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

represent a readily available reliable market value quotation for such securities at the time a Portfolio determines its NAV. In such a case, a Portfolio will use the fair value of such securities as determined under a Portfolio’s valuation procedures. Events after the close of trading on a foreign market that could require a Portfolio to fair value some or all of its foreign securities include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis in the determination of a security’s fair value, the Board has authorized the use of one or more independent research services to assist with such determinations. An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its NAV.

There can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of the behavior of such markets on the fair value of securities, or that such markets will continue to behave in a fashion that is consistent with such models. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that a Portfolio could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, a Portfolio is not obligated to use the fair valuations suggested by any research service, and valuation recommendations provided by such research services may be overridden if other events have occurred or if other fair valuations are determined in good faith to be more accurate. Unless an event is such that it causes a Portfolio to determine that the closing prices for one or more securities do not represent readily available reliable market value quotations at the time a Portfolio determines its NAV, events that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in a Portfolio’s NAV.

Fair value is defined as the price that the Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities as classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and unobservable inputs, including the adviser’s or sub-adviser’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality which are valued at amortized cost, which approximates fair value, are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Portfolios’ investments under these levels of classification is included following the Summary Portfolios of Investments.

For the six months ended June 30, 2011, there have been no significant changes to the fair valuation methodologies.

B. Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.

C. Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Portfolio’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments, which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

D. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. All Portfolios (except U.S. Bond Index) declare and pay dividends annually. U.S. Bond Index declares and pays dividends quarterly. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies.

E. Federal Income Taxes. It is the policy of the Portfolios to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.

F. Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G. Risk Exposures and the use of Derivative Instruments. Each Portfolio’s investment strategies permit it to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to market risk factors. This may allow the Portfolio to pursue its objectives more quickly, and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors. In pursuit of its investment objectives, a Portfolio may seek to use derivatives to increase or decrease its exposure to the following market risk factors:

Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer durations, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter durations.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Risks of Investing in Derivatives. Each Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of a Portfolio to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because the Portfolio is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments. Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and a Portfolio. Associated risks are not the risks that a Portfolio is attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that a Portfolio will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Associated risks can be different for each type of derivative and are discussed by each derivative type in the following notes.

H. Forward Foreign Currency Contracts. Certain Portfolios may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities. When entering into a forward foreign currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and a Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statements of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statements of Operations. These instruments involve market and/ or credit risk in excess of the amount recognized in the Statements of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented following the respective Summary Portfolio of Investments.

For the six months ended June 30, 2011, certain Portfolios have entered into forward foreign currency contracts with the obligation to buy and sell specified foreign currencies in the future at a currently negotiated forward rate in order to increase or decrease exposure to foreign exchange rate risk. The Portfolios uses forward foreign currency contracts to enhance potential gain, hedge against anticipated currency exchange rates, gain exposure to foreign currencies and to maintain diversity and liquidity of the portfolio.

During the six months ended June 30, 2011, the following Portfolios had average contract amounts on forward foreign currency contracts to buy and sell as disclosed below:

	Buy	Sell
Australia Index	$9,081,823	$3,342,822
Euro STOXX 50® Index	46,945,786	20,470,080
FTSE 100 Index®	31,650,579	20,819,502
International Index	13,231,123	5,069,223
Japan TOPIX Index	20,861,741	7,374,382

For the six months ended June 30, 2011, the above Portfolios used forward foreign currency contracts to protect its non-U.S. dollar denominated holdings from adverse currency movements and to gain exposure to currencies for the purposes of risk management or enhanced return. Please refer to the table following the Summary Portfolio of Investments for open forward foreign currency contract at June 30, 2011.

I. Futures Contracts. Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. Each Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Portfolios assets are valued.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Upon entering into a futures contract, each Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. Open futures contracts are reported on a table following each Summary Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Summary Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in each Portfolio’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in each Portfolio’s Statement of Operations. Realized gains (losses) are reported in each Portfolio’s Statement of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the six months ended June 30, 2011, the below Portfolios have purchased futures contracts on various equity indices to “equitize” cash. Futures contracts are purchased to provide immediate market exposure proportionate to the size of the Portfolio’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. Australia Index also uses futures contracts as a substitute for purchasing additional securities in the index to increase market exposure. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Portfolios are unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Portfolios’ securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the six months ended June 30, 2011, the Portfolios had average notional values on futures contracts purchased as disclosed below:

RussellTM Large Cap Index	$20,053,342
RussellTM Large Cap Growth Index	6,023,775
RussellTM Large Cap Value Index	2,627,700
RussellTM Mid Cap Index	30,532,790
RussellTM Mid Cap Growth Index	12,701,773
RussellTM Small Cap Index	18,350,800
Australia Index	$8,303,322
Euro STOXX 50® Index	27,058,602
FTSE 100® Index	16,731,885
Hang Seng Index	6,745,935
International Index	18,701,011
Japan TOPIX Index	8,616,465
WisdomTreeSM Global High-Yielding Equity Index	1,551,792

J. Securities Lending. Each Portfolio (except WisdomTreeSM Index) has the option to temporarily loan up to 33-1/3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. The borrower is required to fully collateralize the loans with cash or U.S. government securities. Generally, in the event of counterparty default, a Portfolio has the right to use collateral to offset losses incurred. There would be potential loss to a Portfolio in the event a Portfolio is delayed or prevented from exercising its right to dispose of the collateral. A Portfolio bears the risk of loss with respect to the investment of collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.

K. Restricted Securities. The Portfolios may invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933 (“1933 Act”) or securities offered pursuant to Section 4(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value, as defined by the Act, determined under procedures approved by the Board.

L. Delayed-Delivery Transactions. Each Portfolio may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of such securities is identified in each Portfolio’s Summary Portfolio of Investments. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios are required to identify liquid assets sufficient to cover the purchase price.

M. Offering Costs. Costs incurred with the offering of shares of Australia Index are deferred and amortized over a twelve month period on a straight-line basis starting at the commencement of operations.

N. Indemnifications. In the normal course of business, the Company may enter into contracts that provide

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

certain indemnifications. The Company’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the six months ended June 30, 2011, the cost of purchases and the proceeds from the sales of securities, excluding short-term securities and U.S. government securities, were as follows:

	Purchases	Sales
RussellTM Large Cap Index	$44,727,630	$81,353,548
RussellTM Large Cap Growth Index	59,574,658	79,408,508
RussellTM Largecap Value Index	15,869,382	16,295,329
RussellTM Mid Cap Index	122,229,489	154,882,643
RussellTM Midcap Growth Index	74,793,152	85,613,941
RussellTM Small Cap Index	83,381,161	113,910,902
U.S. Bond Index	432,135,017	399,646,254
Australia Index	213,831,121	14,644,052
Euro Stoxx 50® Index	52,427,487	250,718,243
FTSE 100 Index®	48,980,901	156,172,802
Hang Seng Index	11,421,612	54,561,698
International Index	15,936,349	27,631,731
Japan Topix Index	222,023,203	143,434,480
WisdomTreeSM Global High-Yielding Equity Index	46,705,225	60,453,414

U.S. government securities not included above were as follows:

	Purchases	Sales
U.S. Bond Index	$5,133,865,413	$5,291,822,108

NOTE 4 — INVESTMENT MANAGEMENT, ADMINISTRATIVE AND LICENSING FEES

The Portfolios entered into an investment management agreement (“Investment Management Agreement”) with the Investment Adviser. The Investment Management Agreements compensate the Investment Adviser with a fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:

RussellTM Large Cap Index	0.25%
RussellTM Large Cap Growth Index(1)	0.45%
RussellTM Large Cap Value Index(1)	0.45%
RussellTM Mid Cap Index	0.31%
RussellTM Mid Cap Growth Index(1)	0.45%
RussellTM Small Cap Index	0.33%
U.S. Bond Index	0.32% on the 1st $2 billion; 0.30% on the next $1 billion; 0.28% on the next $1 billion; 0.26% on the next $1 billion and 0.24% in excess of $5 billion
Australia Index(2)	0.60%
Euro STOXX 50® Index(3)	0.60%
FTSE 100 Index®(3)	0.60%
Hang Seng Index(1)	0.60%
International Index	0.38%
Japan TOPIX Index(3)	0.60%
WisdomTreeSM Index	0.46%

(1)	Pursuant to a side agreement, ING Investments has agreed to waive 0.10% of each Portfolio’s advisory fee through May 1, 2012. Any fees waived or reimbursed are not eligible for recoupment.

(2)	Pursuant to a side agreement, ING Investments has agreed to waive 0.25% of the Portfolio’s advisory fee through May 1, 2014. This side agreement will only renew if ING Investments elects to renew it. Any fees waived or reimbursed are not eligible for recoupment.

(3)	Pursuant to a side agreement, ING Investments has agreed to waive 0.25% of each Portfolio’s advisory fee through August 5, 2012. This side agreement will only renew if ING Investments elects to renew it. Any fees waived or reimbursed are not eligible for recoupment.

The Investment Adviser entered into a sub-advisory agreement with ING IM. ING IM acts as sub-adviser to all Portfolios except for U.S. Bond Index. Subject to such policies as the Board or the Investment Adviser may determine, ING IM manages the Portfolios’ assets in accordance with the Portfolios’ investment objectives, policies, and limitations.

Neuberger Berman Fixed Income LLC serves as sub-adviser to U.S. Bond Index pursuant to a Sub-Advisory Agreement effective May 4, 2009.

IFS, an indirect, wholly-owned subsidiary of ING Groep, acts as administrator to the Portfolios and provides certain administrative and shareholder services necessary for Portfolio operations and is responsible for the supervision of other service providers. IFS is entitled to receive from each Portfolio a fee at an annual rate of 0.10% of daily net assets. Pursuant to a side agreement, IFS has agreed to waive the administration fee for Euro STOXX 50® Index, FTSE 100 Index® and Japan TOPIX Index through August 5, 2012 and for Australia Index through May 1, 2014. Any fees waived or reimbursed are not eligible for recoupment.

Russell Investment Group receives an annual licensing fee for the Russell Global Large Cap® Index, Russell Top 200® Index, Russell Top 200® Growth Index, Russell Top 200® Value Index, the Russell Midcap® Index, Russell Midcap® Growth Index and the Russell 2000® Index. WisdomTreeSM Index pays an annual licensing fee to WisdomTree Investments, Inc. Hang Seng Data Services Limited receives an estimated annual licensing fee for the Hang Seng Index. STOXX Limited, Zurich, Switzerland and/or Dow Jones & Company, Inc.; FTSE International Limited; and Tokyo Stock Exchange, Inc. receive an annual licensing fee for Euro STOXX 50® Index, FTSE 100 Index® and Japan TOPIX Index, respectively.

In placing equity security transactions, the Investment Adviser or each sub-adviser is required to use its best efforts to choose a broker capable of providing brokerage services necessary to obtain the best

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 4 — INVESTMENT MANAGEMENT, ADMINISTRATIVE AND LICENSING FEES (continued)

execution for each transaction. Subject to this requirement, the Investment Adviser or each sub-adviser may allocate equity security transactions through certain designated broker-dealers. Some of these broker-dealers participate in commission recapture programs that have been established for the benefit of the Portfolios. Under these programs, the participating broker-dealers will return to a Portfolio a portion of the brokerage commissions (in the form of a credit to a Portfolio) paid to the broker-dealers to pay certain expenses of a Portfolio. These commission recapture payments benefit the Portfolios and not the Investment Adviser or each sub-adviser. Any amount credited to a Portfolio is reflected as brokerage commission recapture in the Statements of Operations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Class ADV and Class S2 shares of the respective Portfolios are subject to a Shareholder Service and Distribution Plan (the “Plan”). Under the Plan, the Distributor is paid an annual shareholder service fee at the rate of 0.25% and an annual distribution fee at the rate of 0.25%(1) of the average daily net assets attributable to its Class ADV and Class S2 shares. The Distributor has contractually agreed to waive a portion of its fee equal to 0.10% of the average daily net assets attributable to the distribution fee paid by Class S2 shares of the respective Portfolios, so that the actual fee paid by a Portfolio is an annual rate of 0.15%. The expense waiver will continue through at least May 1, 2012.

Class S shares of the Portfolios have adopted a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), whereby the Distributor is compensated by each Portfolio for expenses incurred for shareholder servicing and/or distribution of each Portfolio’s shares. Pursuant to the 12b-1 Plan, the Distributor is entitled to a payment each month to compensate for expenses incurred in the distribution and promotion of each Portfolio’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees paid to securities dealers who have executed a distribution agreement with the Distributor. Under the 12b-1 Plan, Class S shares of the Portfolios pay the Distributor a fee calculated at an annual rate of 0.25% of average daily net assets.

(1)	IID has agreed to waive 0.01% of the distribution fee for Class ADV shares of International Index through May 1, 2012.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES

At June 30, 2011, the Portfolios had the following amounts recorded as payable to affiliates on the accompanying Statements of Assets and Liabilities (see Notes 4 and 5):

Portfolio	Accrued Investment Management Fees	Accrued Administrative Fees	Accrued Shareholder Service and Distribution Fees	Total
RussellTM Large Cap Index	$157,829	$63,131	$94,047	$315,007
RussellTM Large Cap Growth Index	108,984	31,138	30,620	170,742
RussellTM Large Cap Value Index	26,323	7,521	9,657	43,501
RussellTM Mid Cap Index	408,852	131,886	44,502	585,240
RussellTM Mid Cap Growth Index	96,172	27,477	67,926	191,575
RussellTM Small Cap Index	207,226	62,795	50,935	320,956
U.S. Bond Index	996,002	326,364	49,980	1,372,346
Australia Index	58,520	—	2	58,522
Euro STOXX 50® Index	211,626	—	6,996	218,622
FTSE 100® Index	165,190	—	2,170	167,360
Hang Seng Index	70,168	14,034	14,688	98,890
International Index	113,923	29,979	23,383	167,285
Japan TOPIX Index	136,124	—	4,226	140,350
WisdomTreeSM Global High-Yielding Equity Index	87,289	16,826	42,266	146,381

The Company has adopted a Deferred Compensation Plan (the “Policy”), which allows eligible non-affiliated directors as described in the Policy to defer the receipt of all or a portion of the directors’ fees payable. Amounts defined are treated as though invested in various “notional” funds advised by ING Investments until distribution in accordance with the Policy.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES (continued)

At June 30, 2011, the following ING Portfolios or indirect, wholly owned subsidiaries of ING Groep owned more than 5% of the following Portfolios:

Subsidiary	Fund	Percentage
ING Index Solution 2015 Portfolio —	International Index	5.00%
ING Index Solution 2025 Portfolio —	RussellTM Large Cap Index	9.34%
	International Index	9.35%
ING Index Solution 2035 Portfolio —	RussellTM Large Cap Index	7.56%
	International Index	8.76%
ING Index Solution 2045 Portfolio —	International Index	6.49%
ING Life Insurance & Annuity Company —	RussellTM Large Cap Index	15.34%
	RussellTM Large Cap Growth Index	9.72%
	RussellTM Large Cap Value Index	14.44%
	RussellTM Mid Cap Index	7.08%
	RussellTM Small Cap Index	13.06%
	International Index	17.40%
ING Retirement Conservative Portfolio —	U.S. Bond Index	6.43%
ING Retirement Growth Portfolio —	RussellTM Mid Cap Index	40.75%
	RussellTM Small Cap Index	36.55%
	U.S. Bond Index	30.80%
	Euro STOXX 50® Index	51.82%
	FTSE 100 Index®	52.43%
	Hang Seng Index	32.31%
	Japan TOPIX Index	51.70%
	Australia Index	52.91%
ING Retirement Moderate Growth Portfolio —	RussellTM Mid Cap Index	24.18%
	RussellTM Small Cap Index	16.87%
	U.S. Bond Index	29.85%
	Euro STOXX 50® Index	29.63%
	FTSE 100 Index®	29.98%
	Hang Seng Index	18.47%
	Japan TOPIX Index	29.56%
	Australia Index	30.25%
ING Retirement Moderate Portfolio —	RussellTM Mid Cap Index	9.35%
	U.S. Bond Index	18.31%
	Euro STOXX 50® Index	14.48%
	FTSE 100 Index®	14.65%
	Hang Seng Index	9.03%
	Japan TOPIX Index	14.45%
	Australia Index	14.79%
ING USA Annuity and Life Insurance Company —	RussellTM Large Cap Index	47.67%
	RussellTM Large Cap Growth Index	38.55%
	RussellTM Large Cap Value Index	40.57%
	RussellTM Mid Cap Index	7.51%
	RussellTM Mid Cap Growth Index	93.84%
	RussellTM Small Cap Index	21.96%
	U.S. Bond Index	5.66%
	Hang Seng Index	36.33%
	International Index	17.81%
	WisdomTreeSM Index	97.37%
ING Strategic Allocation Moderate Portfolio —	International Index	8.26%
ING Strategic Allocation Growth Portfolio —	International Index	10.51%
Reliastar Life Insurance Company —	RussellTM Large Cap Growth Index	38.52%
	RussellTM Large Cap Value Index	31.62%
Security Life Insurance Company —	RussellTM Large Cap Growth Index	11.31%
	RussellTM Large Cap Value Index	6.01%
	International Index	5.77%

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. The 1940 Act defines affiliates as companies that are under common control. Therefore, because certain Portfolios have a common owner that owns over 25% of the outstanding securities of the Portfolios, they may be deemed to be affiliates of each other. Investment activities of these shareholders could have a material impact on the Portfolios.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES (continued)

These security purchases were related to the initial subscriptions of shares of the portfolio by affiliated ING Portfolios.

NOTE 7 — OTHER ACCRUED EXPENSES AND LIABILITIES

At June 30, 2011, the following portfolios had the following payables included in Other Accrued Expenses and Liabilities on the Statements of Assets and Liabilities that exceed 5% of total liabilities.

Fund	Accrued Expenses	Amount
ING Russell Large Cap Value Index Portfolio	Postage	$35,428
ING WisdomTree Global High-Yielding Equity Index Portfolio	Custody	52,157
	License Fee	97,134

NOTE 8 — EXPENSE LIMITATION AGREEMENT

ING Investments has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with each of the following Portfolios whereby the Investment Adviser has agreed to limit expenses, excluding interest expense, taxes, brokerage commissions and extraordinary expenses (and acquired fund fees and expenses) to the levels listed below:

	Class ADV	Class I	Class S	Class S2
RussellTM Large Cap Index	0.87%	0.37%	0.62%	0.77%
RussellTM Large Cap Growth Index(1)	N/A	N/A	N/A	N/A
RussellTM Large Cap Value Index(1)	N/A	N/A	N/A	N/A
RussellTM Mid Cap Index	0.93%	0.43%	0.68%	0.83%
RussellTM Small Cap Index	0.95%	0.45%	0.70%	0.85%
U.S. Bond Index	0.95%	0.45%	0.70%	0.85%
International Index	1.00%	0.50%	0.75%	0.90%
WisdomTreeSM Index	1.34%	0.84%	1.09%	N/A

(1)	Pursuant to a side agreement, the Investment Adviser has agreed to waive all or a portion of the advisory fee so that the expense limits are 1.00%, 0.50%, and 0.75% for Class ADV, Class I, and Class S, respectively. The expense limits will continue until at least May 1, 2012. The amount waived are not eligible for recoupment.

The Investment Adviser may at a later date recoup from a Portfolio management fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities for each Portfolio.

As of June 30, 2011, the amount of waived and reimbursed fees that are subject to recoupment by the Investment Adviser, and the related expiration dates are as follows:

	June 30,
	2012	2013	2014	Total
RussellTM Large Cap Index	$214,721	$290,445	$27,902	$533,068
RussellTM Mid Cap Index	39,806	81,544	261,002	$382,452
RussellTM Small Cap Index	112,293	65,503	149,080	$326,876
International Index	442,437	306,274	170,329	$919,040
WisdomTreeSM Index	—	—	19,601	$19,601

The Expense Limitation Agreements are contractual and shall renew automatically for one-year terms unless ING Investments provides written notice of the termination of an Expense Limitation Agreement within 90 days of the end of the then current term.

NOTE 9 — LINE OF CREDIT

The Portfolios included in this report, except Australia Index, in addition to certain other funds managed by the Investment Adviser, have entered into an unsecured committed revolving line of credit agreement with The Bank of New York Mellon (the “Credit Agreement”) for an aggregate amount of $100,000,000. The proceeds may be used to: (1) temporarily finance the purchase or sale of securities; or (2) finance the redemption of shares of an investor in the funds. During the period, the funds to which the line of credit is available paid a commitment fee equal to 0.10% per annum on the daily unused portion of the committed line amount.

Generally, borrowings under the credit agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The following Portfolios utilized the line of credit during the six months ended June 30, 2011:

	Days Utilized	Approximate Average Daily Balance	Approximate Weighted Average Interest Rate
RussellTM Large Cap Growth Index	1	3,800,000	1.39%
RussellTM Mid Cap Index	1	2,525,000	1.35%
RussellTM Mid Cap Growth Index	1	670,000	1.38%

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 9 — LINE OF CREDIT (continued)

	Days Utilized	Approximate Average Daily Balance	Approximate Weighted Average Interest Rate
RussellTM Small Cap Index	2	1,080,000	1.34%
Euro STOXX 50® Index	3	2,845,000	1.43%
FTSE 100 Index®	4	925,000	1.39%
Hang Seng Index	7	2,665,810	1.38%
International Index	6	575,833	1.34%
Japan TOPIX Index	3	12,693,333	1.40%
WisdomTreeSM Global High-Yielding Equity Index	41	653,659	1.39%

NOTE 10 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	($)	($)	($)	($)
RussellTM Large Cap Index
Class ADV
06-30-11	180,543	13,229	(180,097)	13,675	1,802,621	135,734	(1,769,333)	169,022
12-31-10	414,121	28,178	(153,442)	288,857	3,694,127	257,832	(1,337,599)	2,614,360
Class I
06-30-11	7,501,024	482,043	(9,320,023)	(1,336,956)	75,152,333	4,989,150	(95,038,038)	(14,896,555)
12-31-10	23,008,813	1,037,639	(17,034,097)	7,012,355	204,988,713	9,567,028	(154,161,523)	60,394,218
Class S
06-30-11	1,959,209	583,850	(5,449,664)	(2,906,605)	19,678,821	6,025,330	(54,461,649)	(28,757,498)
12-31-10	5,962,922	1,626,635	(10,021,357)	(2,431,800)	53,240,323	14,948,772	(88,587,310)	(20,398,215)
Class S2
06-30-11	25,815	67	(504)	25,378	253,063	706	(5,179)	248,590
12-31-10	5,097	—	(726)	4,371	46,250	—	(6,900)	39,350
RussellTM Large Cap Growth Index
Class ADV
06-30-11	2,950	158	(610)	2,498	43,447	2,421	(9,210)	36,658
12-31-10	5,374	65	(302)	5,137	72,751	865	(3,927)	69,689
Class I
06-30-11	87,136	187,515	(1,259,021)	(984,370)	1,308,411	2,891,487	(18,881,069)	(14,681,171)
12-31-10	425,642	117,051	(2,681,659)	(2,138,966)	5,675,196	1,566,141	(34,728,995)	(27,487,658)
Class S
06-30-11	1,367,735	97,495	(1,474,983)	(9,753)	20,656,418	1,499,466	(21,543,570)	612,314
12-31-10	888,295	58,837	(1,950,848)	(1,003,716)	11,579,369	786,063	(25,116,613)	(12,751,181)
Class S2
06-30-11	—	—	—	—	—	—	—	—
12-31-10	—	—	(301)	(301)	—	—	(4,012)	(4,012)
RussellTM Large Cap Value Index
Class ADV
06-30-11	198	26	(23)	201	2,562	355	(291)	2,626
12-31-10	140	243	(304)	79	1,651	3,003	(3,447)	1,207
Class I
06-30-11	61,916	54,635	(268,699)	(152,148)	812,420	736,479	(3,517,622)	(1,968,723)
12-31-10	128,320	426,510	(748,194)	(193,364)	2,218,830	5,264,458	(9,686,101)	(2,202,813)

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 10 — CAPITAL SHARES (continued)

	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	($)	($)	($)	($)
RussellTM Large Cap Value Index (continued)
Class S
06-30-11	895,857	49,474	(746,159)	199,172	11,683,601	665,917	(9,784,584)	2,564,934
12-31-10	1,575,994	365,497	(862,961)	1,078,530	20,133,180	4,507,747	(10,246,485)	14,394,442
Class S2
06-30-11	—	—	—	—	—	—	—	—
12-31-10	—	—	(302)	(302)	—	—	(4,059)	(4,059)
RussellTM Mid Cap Index
Class ADV
06-30-11	770,469	31,322	(119,824)	681,967	9,287,429	388,700	(1,420,071)	8,256,058
12-31-10	1,036,256	2,186	(125,809)	912,633	10,384,932	22,950	(1,249,931)	9,157,951
Class I
06-30-11	7,834,069	2,253,364	(10,771,793)	(684,360)	96,609,475	28,257,189	(131,645,480)	(6,778,816)
12-31-10	14,543,762	707,434	(33,382,969)	(18,131,773)	145,526,084	7,484,652	(340,030,006)	(187,019,270)
Class S
06-30-11	3,364,863	246,365	(3,547,138)	64,090	40,627,503	3,074,634	(43,026,868)	675,269
12-31-10	7,791,525	62,683	(4,870,570)	2,983,638	78,577,298	660,052	(47,262,542)	31,974,808
Class S2
06-30-11	76,899	1,740	(5,430)	73,209	931,453	21,649	(65,439)	887,663
12-31-10	39,939	—	(3,178)	36,761	421,935	17	(33,915)	388,037
RussellTM Mid Cap Growth Index
Class ADV
06-30-11	—	—	(1)	(1)	—	—	(18)	(18)
12-31-10	—	—	—	—	—	—	—	—
Class I
06-30-11	92,637	1,698	(574,006)	(479,671)	1,612,312	30,780	(9,950,018)	(8,306,926)
12-31-10	289,894	9,125	(262,807)	36,212	4,117,689	133,775	(3,511,520)	739,944
Class S
06-30-11	1,249,552	71,889	(2,389,738)	(1,068,297)	21,982,338	1,301,915	(40,761,501)	(17,477,248)
12-31-10	2,993,074	240,342	(3,992,739)	(759,323)	43,713,303	3,520,481	(55,118,984)	(7,885,200)
Class S2
06-30-11	1	247	(8,491)	(8,243)	14	4,462	(147,656)	(143,180)
12-31-10	27,897	1,215	(43,314)	(14,202)	384,994	17,848	(601,313)	(198,471)
RussellTM Small Cap Index
Class ADV
06-30-11	543,261	9,286	(119,749)	432,798	6,912,857	123,046	(1,509,817)	5,526,086
12-31-10	972,141	1,787	(106,562)	867,366	10,434,489	20,300	(1,084,530)	9,370,259
Class I
06-30-11	3,575,684	348,439	(5,509,900)	(1,585,777)	45,437,473	4,672,572	(72,034,819)	(21,924,774)
12-31-10	8,561,166	246,748	(16,661,129)	(7,853,215)	87,448,044	2,825,269	(178,839,019)	(88,565,706)
Class S
06-30-11	3,342,812	110,992	(3,735,649)	(281,845)	42,359,973	1,481,746	(47,644,576)	(3,802,857)
12-31-10	10,262,131	65,563	(7,539,422)	2,788,272	111,533,698	748,070	(76,761,204)	35,520,564
Class S2
06-30-11	88,102	584	(8,315)	80,371	1,094,569	7,745	(107,682)	994,632
12-31-10	11,991	—	(769)	11,222	128,996	16	(8,909)	120,103
U.S. Bond Index
Class ADV
06-30-11	131,108	8,134	(80,742)	58,500	1,403,315	106,034	(863,449)	645,900
12-31-10	276,734	5,307	(73,412)	208,629	2,972,868	56,943	(791,465)	2,238,346
Class I
06-30-11	33,760,311	7,847,679	(42,580,550)	972,560	362,639,966	104,431,111	(456,794,260)	10,276,817
12-31-10	128,706,238	8,305,836	(133,552,746)	3,459,328	1,385,363,309	89,035,675	(1,431,713,570)	42,685,414

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 10 — CAPITAL SHARES (continued)

	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	($)	($)	($)	($)
U.S. Bond Index (continued)
Class S
06-30-11	3,343,221	470,263	(4,615,769)	(802,285)	35,923,579	6,227,897	(49,407,495)	(7,256,019)
12-31-10	7,990,147	592,646	(10,954,733)	(2,371,940)	85,655,201	6,342,097	(117,386,260)	(25,388,962)
Class S2
06-30-11	235	4	—	239	2,516	69	—	2,585
12-31-10	—	—	—	—	—	—	—	—
Australia Index
Class ADV
03-02-11(1)– 06-30-11	301	—	—	301	3,010	—	—	3,010
Class I
03-02-11(1)– 06-30-11	22,831,548	—	(2,069,000)	20,762,548	227,443,962	—	(21,711,600)	205,732,362
Euro STOXX 50® Index
Class ADV
06-30-11	1,429,372	47,851	(587,939)	889,284	16,559,190	582,821	(6,553,815)	10,588,196
12-31-10	826,094	885	(413,777)	413,202	8,585,151	9,008	(4,306,902)	4,287,257
Class I
06-30-11	8,207,744	1,990,576	(28,791,248)	(18,592,928)	91,229,070	24,444,279	(319,393,472)	(203,720,123)
12-31-10	36,016,444	590,334	(24,639,080)	11,967,698	345,622,750	6,033,212	(252,114,511)	99,541,451
FTSE 100® Index
Class ADV
06-30-11	295,254	17,419	(176,972)	135,701	3,822,129	229,414	(2,262,472)	1,789,071
12-31-10	605,094	1,210	(371,928)	234,376	6,901,056	13,658	(4,298,076)	2,616,638
Class I
06-30-11	6,667,232	1,862,965	(14,622,790)	(6,092,593)	83,933,757	24,702,913	(190,077,286)	(81,440,616)
12-31-10	12,679,519	752,201	(13,724,336)	(292,616)	136,085,193	8,482,160	(154,740,656)	(10,173,303)
Hang Seng Index
Class ADV
06-30-11	57,150	2,805	(7,419)	52,536	803,391	39,578	(103,908)	739,061
12-31-10	86,450	—	(4,726)	81,724	1,148,219	—	(63,958)	1,084,261
Class I
06-30-11	869,845	183,827	(3,032,550)	(1,978,878)	11,932,845	2,606,668	(43,141,033)	(28,601,520)
12-31-10	3,765,114	6,390	(1,798,181)	1,973,323	52,358,970	84,227	(22,960,904)	29,482,293
Class S
06-30-11	543,880	119,613	(1,857,904)	(1,194,411)	7,854,343	1,692,517	(25,823,509)	(16,276,649)
12-31-10	4,344,485	2,729	(1,630,049)	2,717,165	57,708,795	35,938	(20,468,801)	37,275,932
Class S2
06-30-11	—	—	—	—	—	—	—	—
12-31-10	—	—	(301)	(301)	—	—	(3,919)	(3,919)
International Index
Class ADV
06-30-11	190,103	8,486	(86,096)	112,493	1,664,495	77,309	(747,548)	994,256
12-31-10	199,172	8,101	(65,189)	142,084	1,561,830	63,107	(513,377)	1,111,560
Class I
06-30-11	7,126,521	665,985	(7,994,001)	(201,495)	62,635,591	6,107,079	(70,279,465)	(1,536,795)
12-31-10	11,035,638	1,073,106	(8,409,448)	3,699,296	86,477,478	8,402,417	(65,819,798)	29,060,097
Class S
06-30-11	834,555	254,492	(1,481,432)	(392,385)	7,219,823	2,323,514	(12,873,020)	(3,329,683)
12-31-10	4,759,642	474,391	(6,339,277)	(1,105,244)	38,088,042	3,695,507	(47,981,168)	(6,197,619)

(1)	Commencement of operations.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 10 — CAPITAL SHARES (continued)

	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	($)	($)	($)	($)
Japan TOPIX Index
Class ADV
06-30-11	767,021	24,469	(525,567)	265,923	8,022,549	256,929	(5,595,060)	2,684,418
12-31-10	1,077,186	381	(339,309)	738,258	11,029,666	4,011	(3,441,687)	7,591,990
Class I
06-30-11	23,473,289	1,117,190	(16,790,389)	7,800,090	260,367,126	11,808,696	(190,704,485)	81,471,337
12-31-10	3,293,180	75,517	(18,566,445)	(15,197,748)	32,515,237	797,459	(190,615,490)	(157,302,794)
WisdomTreeSM Global High-Yielding Equity Index
Class ADV
06-30-11	38,624	3,296	(9,489)	32,431	321,123	28,677	(78,375)	271,425
12-31-10	93,011	672	(6,094)	87,589	694,384	5,049	(44,598)	654,835
Class S
06-30-11	915,639	694,011	(2,988,127)	(1,378,477)	7,655,234	6,079,537	(24,820,805)	(11,086,034)
12-31-10	2,610,270	937,845	(5,890,819)	(2,342,704)	19,661,656	7,061,976	(42,264,094)	(15,540,462)

NOTE 11 — SECURITIES LENDING

Under an agreement with The Bank of New York Mellon (“BNY”), the Portfolios may lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the close of business of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the “Agreement”). The Portfolios bear the risk of loss with respect to the investment of collateral. Currently, the cash collateral is invested in the BNY Mellon Overnight Government Fund (formerly, The BNY Institutional Cash Reserves Fund — Series A) and the BNY Institutional Cash Reserves Fund — Series B (“BICR — Series B”), each a series within the BNY Institutional Cash Reserves Trust (collectively, the “BICR Fund”). BNY serves as investment manager, custodian and operational trustee of the BICR Fund. As of June 30, 2011, and throughout the period covered by this report, BICR — Series B held certain defaulted securities issued by Lehman Brothers Holdings, Inc. (the “Lehman Securities”). The Lehman Securities have market values significantly below amortized cost. On May 22, 2009, the Portfolios agreed to the terms of a capital support agreement (the “Capital Support Agreement”) extended by The Bank of New York Mellon Corporation (“BNYC”), an affiliated company of BNY, for the Lehman Securities held by BICR — Series B. Under the terms of the Capital Support Agreement, BNYC will support the value of the Lehman Securities up to 80% of the par value (the remaining 20% of the par value represents an unrealized loss to the Portfolios) and subject, in part, to the Portfolios’ continued participation in the BNY securities lending program through September 15, 2011. At September 15, 2011, if the Portfolios have complied with the requirements under the Capital Support Agreement to continue to participate in the BNY securities lending program and if such securities have not otherwise been sold, the Portfolios will have the right to sell the defaulted securities to BNYC at a price equal to 80% of par value. The recorded value of each Portfolio’s investment in BICR — Series B includes the value of the underlying securities held by BICR — Series B and the estimated value of the support to be provided by BNYC. The investments in the BNY Mellon Overnight Government Fund and in BICR — Series B are included in the Summary Portfolio of Investments under Securities Lending Collateral and the unrealized loss on BICR — Series B is included in Net Unrealized Depreciation on the Statements of Assets and Liabilities.

Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in the

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 11 — SECURITIES LENDING (continued)

Portfolios. At June 30, 2011, the following Portfolios had securities on loan with the following market values:

	Value of Securities Loaned	Cash Collateral Received*
RussellTM Large Cap Index	$5,848,260	$5,984,966
RussellTM Large Cap Growth Index	4,499,396	4,603,076
RussellTM Large Cap Value Index	28,116	28,710
RussellTM Mid Cap Index	49,178,543	50,474,891
RussellTM Mid Cap Growth Index	18,105,139	18,550,197
RussellTM Small Cap Index	67,422,513	69,606,419
U.S. Bond Index	63,648,162	65,062,831
Australia Index Portfolio	1,395,610	1,471,785
Euro STOXX 50® Index	21,490,984	22,808,176
FTSE 100 Index®	981,407	1,031,781
Hang Seng Index	1,376,760	1,477,758
International Index	12,631,220	14,984,249
Japan TOPIX Index	25,722,002	27,013,823

*	Cash collateral received was invested in the BICR Fund, the fair value of which is presented in the respective Portfolios’ Summary Portfolio of Investments

NOTE 12 — CONCENTRATION OF INVESTMENT RISKS

All mutual funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. A Portfolio’s risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. For more information regarding the types of securities and investment techniques that may be used by each Portfolio and their corresponding risks, see the Portfolios’ most recent Prospectus and/or the Statement of Additional Information.

Foreign Securities (Australia Index, Euro STOXX 50® Index, FTSE 100 Index®, International Index and Japan TOPIX Index). Investments in foreign securities may entail risks not present in domestic investments. Since securities in which the Portfolios may invest are denominated in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolios. Foreign investments may also subject the Portfolios to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, as well as changes vis-a-vis the U.S. dollar from movements in currency, and changes in security value and interest rate, all of which could affect the market and/or credit risk of the Portfolios’ investments.

Emerging Markets Investments (Hang Seng Index, International Index and WisdomTreeSM Index). Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging market countries.

Non-Diversified (RussellTM Large Cap Growth Index, RussellTM Large Cap Value Index, RussellTM Mid Cap Growth Index, Australia Index, Euro STOXX 50® Index, FTSE 100 Index®, Heng Seng Index and Japan TOPIX Index). The Portfolios are classified as non-diversified investment companies under the 1940 Act, which means that each Portfolio is not limited by the 1940 Act in the proportion of assets that they may invest in the obligations of a single issuer. Declines in the value of that single company can significantly impact the value of a Portfolio. The investment of a large percentage of a Portfolio’s assets in the securities of a small number of issuers may cause a Portfolio’s share price to fluctuate more than that of a diversified investment company. Conversely, even though classified as non-diversified, a Portfolio may actually maintain a portfolio that is diversified with a large number of issuers. In such an event, a Portfolio would benefit less from appreciation in a single corporate issuer than if it had greater exposure to that issuer.

Investment by Funds-of-Funds (RussellTM Mid Cap Index, RussellTM Small Cap Index, Australia Index, Euro STOXX 50® Index, FTSE 100 Index®, Hang Seng Index, International Index, Japan TOPIX Index and U.S. Bond Index). As an underlying fund (“Underlying Fund”) of a fund-of-fund, shares of each Portfolio may be purchased by other investment companies. In some cases, an Underlying Fund may experience large inflows or redemptions due to allocations or rebalancings. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. The Investment Adviser will monitor transactions by each Underlying Fund and will attempt to minimize any adverse effects of the Underlying Funds and the fund-of-fund as a result of these transactions. So long as an Underlying Fund accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 13 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, income from passive foreign investment companies (PFICs), paydown gains, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Six Months Ended June 30, 2011		Year Ended December 31, 2010
	Ordinary Income	Long-Term Capital Gains	Ordinary Income	Long-Term Capital Gains
RussellTM Large Cap Index	$11,150,920	$—	$24,773,632	$—
RussellTM Large Cap Growth Index	4,393,374	—	2,353,069	—
RussellTM Large Cap Value Index	1,402,753	—	9,775,208	—
RussellTM Mid Cap Index	31,742,172	—	8,167,671	—
RussellTM Mid Cap Growth Index	1,337,167	—	3,473,752	198,389
RussellTM Small Cap Index	6,285,109	—	3,593,655	—
U.S. Bond Index	76,046,599	12,764,064	95,434,789	—
Euro STOXX 50® Index	25,027,100	—	6,042,220	—
FTSE 100 Index®	20,446,513	4,485,813	8,495,818	—
Hang Seng Index	4,338,763	—	120,171	—
International Index	8,508,011	—	12,161,184	—
Japan TOPIX Index	8,392,814	3,672,811	801,470	—
WisdomTreeSM Index	6,108,214	—	7,067,025	—

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2010 were:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation/ (Depreciation)	Post-October Currency Loss Deferred	Capital Loss Carryforwards	Expiration Dates
RussellTM Large Cap Index	$11,150,027	$—	$194,293,257	$—	$(13,186,377)	2014
					(57,290,675)	2015
					(68,083,593)	2016
					(125,559,316)	2017
					(8,688,924)	2018
					$(272,808,885)*
RussellTM Large Cap Growth Index	4,392,640	—	93,759,347	—	(36,661,692)	2014
					(20,625,387)	2015
					(143,769,582)	2016
					$(201,056,661)*
RussellTM Large Cap Value Index	1,401,730	—	19,191,429	—	(16,743,152)	2015
					(3,099,362)	2016
					$(19,842,514)*
RussellTM Mid Cap Index	31,732,055	—	418,753,996	—	—	—
RussellTM Mid Cap Growth Index	1,336,446	—	97,199,479	—	(34,008,245)	2015
					(142,133,093)	2016
					$(176,141,338)
RussellTM Small Cap Index	6,281,112	—	178,466,651	—	(4,345,449)	2016
					(3,397,860)	2017
					$(7,743,309)

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 13 — FEDERAL INCOME TAXES (continued)

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation/ (Depreciation)	Post-October Currency Loss Deferred	Capital Loss Carryforwards	Expiration Dates
U.S. Bond Index	$53,269,748	$12,763,318	$60,329,291	$—	$—	—
Euro STOXX 50® Index	25,024,194	—	(23,232,360)	(560,537)	(805,470)	2018
FTSE 100 Index®	20,442,544	4,481,853	92,942,991	(729,738)	—	—
Hang Seng Index	4,337,456	—	15,351,823	—	(348,360)	2017
					(211,429)	2018
					$(559,789)
International Index	8,506,483	—	80,399,727	—	(54,964,494)	2015
					(14,301,357)	2016
					(91,978,946)	2017
					(1,826,920)	2018
					$(163,071,717)*
Japan TOPIX Index	8,391,615	3,672,057	47,980,644	(258,097)	—	—
WisdomTreeSM Index	6,106,226	—	10,175,956	—	(9,648,239)	2016
					(30,688,288)	2017
					(6,696,493)	2018
					$(47,033,020)

*	Utilization of these capital losses is subject to annual limitations under Section 382 of the Internal Revenue Code. Amounts and years of expiration may be adjusted to reflect future gain/loss activity to comply with the limitation rules.

The Portfolios’ major tax jurisdictions are federal and Arizona. The earliest tax year that remains subject to examination by these jurisdictions is 2008.

As of June 30, 2011, no provisions for income tax would be required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Portfolios. In general, the provisions of the Act will be effective for the Portfolios’ fiscal year ending December 31, 2011. Although the Act provides several benefits, including the unlimited carryforward of future capital losses, there may be a greater likelihood that all or a portion of the Portfolios’ pre-enactment capital loss carryforwards may expire without being utilized due to the fact that post-enactment capital losses are required to be utilized before pre-enactment capital loss carryforwards. Relevant information regarding the impact of the Act on the Portfolios, if any, will be contained within the Federal Income Taxes section of the notes to financial statements for the fiscal year ending December 31, 2011.

NOTE 14 — ADDITIONAL INFORMATION

Effective June 30, 2011, May Tong and Steve Sedmak will replace Vincent Costa as portfolio managers for all of the Portfolios except U.S. Bond Index.

NOTE 15 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2011, the following Portfolio declared dividends from net investment income:

	Per Share Amount	Payable Date	Record Date
U.S. Bond Index
Class ADV	$0.0481	July 5, 2011	June 30, 2011
Class I	$0.0610	July 5, 2011	June 30, 2011
Class S	$0.0545	July 5, 2011	June 30, 2011
Class S2	$0.0526	July 5, 2011	June 30, 2011

On August 3, 2011, the Board approved a licensing fee agreement with Standard & Poor’s Financial Services LLC for Australia Index to be retroactively effective to February 28, 2011.

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (subsequent events) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

ING RUSSELLTM LARGE CAP INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 97.5%
		Consumer Discretionary: 9.6%
29,600		Amazon.com, Inc.	$6,052,904	0.8
224,250		Comcast Corp. — Class A	5,682,495	0.7
303,100		Ford Motor Co.	4,179,749	0.5
130,000		Home Depot, Inc.	4,708,600	0.6
84,400		McDonald’s Corp.	7,116,608	0.9
153,700	L	Walt Disney Co.	6,000,448	0.8
1,052,383		Other Securities	42,346,665	5.3
			76,087,469	9.6

		Consumer Staples: 10.8%
170,250		Altria Group, Inc.	4,496,303	0.6
160,650	S	Coca-Cola Co.	10,810,138	1.4
134,350	S	Kraft Foods, Inc.	4,733,151	0.6
128,500		PepsiCo, Inc.	9,050,255	1.1
144,600	S	Philip Morris International, Inc.	9,654,942	1.2
227,032	S	Procter & Gamble Co.	14,432,424	1.8
144,350	S	Wal-Mart Stores, Inc.	7,670,759	1.0
549,050		Other Securities	25,080,871	3.1
			85,928,843	10.8

		Energy: 13.2%
163,494	S	Chevron Corp.	16,813,723	2.1
115,000	S	ConocoPhillips	8,646,850	1.1
400,603		ExxonMobil Corp.	32,601,072	4.1
66,150		Occidental Petroleum Corp.	6,882,246	0.9
110,350		Schlumberger Ltd.	9,534,240	1.2
498,300		Other Securities	30,550,625	3.8
			105,028,756	13.2

		Financials: 13.5%
85,400		American Express Co.	4,415,180	0.6
824,143		Bank of America Corp.	9,032,607	1.1
142,400		Berkshire Hathaway, Inc.	11,020,336	1.4
236,305		Citigroup, Inc.	9,839,740	1.2
42,100		Goldman Sachs Group, Inc.	5,603,089	0.7
323,185	S	JPMorgan Chase & Co.	13,231,194	1.7
400,071	S	Wells Fargo & Co.	11,225,992	1.4
1,036,529		Other Securities	43,258,557	5.4
			107,626,695	13.5

		Health Care: 11.9%
126,400		Abbott Laboratories	6,651,168	0.8
75,600		Amgen, Inc.	4,411,260	0.5
222,900		Johnson & Johnson	14,827,308	1.9
250,985	S	Merck & Co., Inc.	8,857,261	1.1
642,639	S	Pfizer, Inc.	13,238,363	1.7
88,150		UnitedHealth Group, Inc.	4,546,777	0.6
839,000		Other Securities	42,052,527	5.3
			94,584,664	11.9

COMMON STOCK: (continued)
		Industrials: 10.5%
57,800		3M Co.	$5,482,330	0.7
60,000		Boeing Co.	4,435,800	0.6
52,450		Caterpillar, Inc.	5,583,827	0.7
862,550	S	General Electric Co.	16,267,693	2.0
39,850		Union Pacific Corp.	4,160,340	0.5
59,750		United Parcel Service, Inc. — Class B	4,357,567	0.6
74,400		United Technologies Corp.	6,585,144	0.8
621,400		Other Securities	36,832,163	4.6
			83,704,864	10.5

		Information Technology: 19.0%
75,200		Apple, Inc.	25,242,384	3.2
447,300		Cisco Systems, Inc.	6,982,353	0.9
167,350	L	EMC Corp.	4,610,492	0.6
20,500	S	Google, Inc. — Class A	10,380,790	1.3
176,000	S	Hewlett-Packard Co.	6,406,400	0.8
98,550	S	International Business Machines Corp.	16,906,253	2.1
431,200		Intel Corp.	9,555,392	1.2
603,580	S	Microsoft Corp.	15,693,080	2.0
312,345		Oracle Corp.	10,279,274	1.3
135,800		Qualcomm, Inc.	7,712,082	0.9
1,092,907		Other Securities	37,349,539	4.7
			151,118,039	19.0

		Materials: 3.2%
521,450		Other Securities	25,542,545	3.2

		Telecommunication Services: 3.6%
481,600	S	AT&T, Inc.	15,127,056	1.9
230,050		Verizon Communications, Inc.	8,564,761	1.1
324,387		Other Securities	4,974,560	0.6
			28,666,377	3.6

		Utilities: 2.2%
459,150		Other Securities	17,053,927	2.2

		Total Common Stock (Cost $520,963,656)	775,342,179	97.5

SHORT-TERM INVESTMENTS: 2.9%
		Securities Lending Collateralcc: 0.8%
5,462,030		BNY Mellon Overnight Government Fund(1)	5,462,030	0.7
522,936	R	BNY Institutional Cash Reserves Fund, Series B(1)(2)	418,349	0.1

		Total Securities Lending Collateral (Cost $5,984,966)	5,880,379	0.8

See Accompanying Notes to Financial Statements

ING RUSSELLTM LARGE CAP INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED)

Shares		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 2.1%
16,807,000	Blackrock Liquidity Funds TempFund Portfolio — Class I (Cost $16,807,000)	$16,807,000	2.1

	Total Short-Term Investments (Cost $22,791,966)	22,687,379	2.9

	Total Investments in Securities (Cost $543,755,622)*	$798,029,558	100.4
	Liabilities in Excess of Other Assets	(3,043,788)	(0.4)
	Net Assets	$794,985,770	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2011.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

cc	Securities purchased with cash collateral for securities loaned.

S	All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

R	Restricted Security

L	Loaned security, a portion or all of the security is on loan at June 30, 2011.

(1)	Collateral received from brokers for securities lending was invested in these short-term investments.

(2)	On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

*	Cost for federal income tax purposes is $566,715,208.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$256,793,156
Gross Unrealized Depreciation	(25,478,806)
Net Unrealized appreciation	$231,314,350

Industry Allocation
as of June 30, 2011
(as a percentage of net assets)

Information Technology	19.0%
Financials	13.5%
Energy	13.2%
Health Care	11.9%
Consumer Staples	10.8%
Industrials	10.5%
Consumer Discretionary	9.6%
Telecommunication Services	3.6%
Materials	3.2%
Utilities	2.2%
Other Assets and Liabilities — Net*	2.5%
Net Assets	100.0%
* Includes short-term investments.

Portfolio holdings are subject to change daily.

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011
Asset Table
Investments, at value
Common Stock*	$775,342,179	$—	$—	$775,342,179
Short-Term Investments	22,269,030	—	418,349	22,687,379
Total Investments, at value	$797,611,209	$—	$418,349	$798,029,558
Other Financial Instruments+
Futures	425,193	—	—	425,193
Total Assets	$798,036,402	$—	$418,349	$798,454,751

See Accompanying Notes to Financial Statements

ING RUSSELLTM LARGE CAP INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended June 30, 2011:

	Beginning Balance 12/31/2010	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance 6/30/2011
Asset Table
Investments, at value
Short-Term Investments	$418,349	$—	$—	$—	$—	$—	$—	$—	$418,349
Total Investments, at value	$418,349	$—	$—	$—	$—	$—	$—	$—	$418,349

As of June 30, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

*    For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

ING RussellTM Large Cap Index Portfolio Open Futures Contracts on June 30, 2011:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	315	09/16/11	$20,719,125	$425,193
			$20,719,125	$425,193

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2011 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets — Unrealized appreciation*	$425,193
Total Asset Derivatives		$425,193

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2011 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$1,268,122
Total	$1,268,122

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(404,286)
Total	$(404,286)

See Accompanying Notes to Financial Statements

ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 98.2%
		Consumer Discretionary: 11.5%
29,671	S	Amazon.com, Inc.	$6,067,423	1.6
98,000		Comcast Corp. — Class A	2,483,320	0.7
62,620		DIRECTV	3,182,348	0.8
170,400	S	Ford Motor Co.	2,349,816	0.6
78,530	S	Home Depot, Inc.	2,844,357	0.7
84,580	S	McDonald’s Corp.	7,131,786	1.8
29,130		Nike, Inc.	2,621,117	0.7
61,074	S	Starbucks Corp.	2,411,812	0.6
47,700		Viacom — Class B	2,432,700	0.6
216,720		Other Securities	13,328,116	3.4
			44,852,795	11.5

		Consumer Staples: 14.4%
127,330		Altria Group, Inc.	3,362,785	0.9
161,130	S	Coca-Cola Co.	10,842,438	2.8
35,940	L	Colgate-Palmolive Co.	3,141,515	0.8
35,650		Costco Wholesale Corp.	2,896,206	0.7
128,880	S	PepsiCo, Inc.	9,077,018	2.3
131,280	S	Philip Morris International, Inc.	8,765,566	2.3
70,500		Walgreen Co.	2,993,430	0.8
109,970	S	Wal-Mart Stores, Inc.	5,843,806	1.5
203,410		Other Securities	9,011,602	2.3
			55,934,366	14.4

		Energy: 12.0%
296,410		ExxonMobil Corp.	24,121,846	6.2
74,600		Halliburton Co.	3,804,600	1.0
110,650		Schlumberger Ltd.	9,560,160	2.4
117,427		Other Securities	9,330,336	2.4
			46,816,942	12.0

		Financials: 2.7%
51,854		American Express Co.	2,680,852	0.7
155,766		Other Securities	7,895,999	2.0
			10,576,851	2.7

		Health Care: 9.5%
118,970	S	Abbott Laboratories	6,260,201	1.6
41,850	S	Baxter International, Inc.	2,498,027	0.6
43,140		Express Scripts, Inc.	2,328,697	0.6
64,180		Gilead Sciences, Inc.	2,657,694	0.7
45,620	S	Johnson & Johnson	3,034,642	0.8
75,290	S	Medtronic, Inc.	2,900,924	0.7
275,759		Other Securities	17,382,041	4.5
			37,062,226	9.5

		Industrials: 12.7%
51,160	S	3M Co.	4,852,526	1.3
53,410		Boeing Co.	3,948,601	1.0

COMMON STOCK: (continued)
		Industrials: (continued)
52,530		Caterpillar, Inc.	$5,592,344	1.4
89,900		CSX Corp.	2,357,178	0.6
44,800		Danaher Corp.	2,373,952	0.6
34,260		Deere & Co.	2,824,737	0.7
61,280		Emerson Electric Co.	3,447,000	0.9
64,200		Honeywell International, Inc.	3,825,678	1.0
59,870	S	United Parcel Service, Inc. — Class B	4,366,319	1.1
70,560	S	United Technologies Corp.	6,245,266	1.6
119,980		Other Securities	9,504,867	2.5
			49,338,468	12.7

		Information Technology: 29.9%
52,600		Accenture PLC	3,178,092	0.8
75,375		Apple, Inc.	25,301,126	6.5
167,720	S	EMC Corp.	4,620,686	1.2
20,527		Google, Inc. — Class A	10,394,462	2.7
98,800		International Business Machines Corp.	16,949,140	4.3
8,715		Mastercard, Inc.	2,626,178	0.7
605,100		Microsoft Corp.	15,732,601	4.0
313,180	S	Oracle Corp.	10,306,754	2.6
136,157	S	Qualcomm, Inc.	7,732,356	2.0
533,737		Other Securities	19,731,354	5.1
			116,572,749	29.9

		Materials: 4.6%
75,740		EI Du Pont de Nemours & Co.	4,093,747	1.1
77,280		Freeport-McMoRan Copper & Gold, Inc.	4,088,112	1.1
43,685	S	Monsanto Co.	3,168,910	0.8
24,750		Praxair, Inc.	2,682,652	0.7
55,310		Other Securities	3,692,767	0.9
			17,726,188	4.6

		Telecommunication Services: 0.9%
84,420		Other Securities	3,630,989	0.9

		Total Common Stock
		(Cost $280,127,801)	382,511,574	98.2

SHORT-TERM INVESTMENTS: 2.4%
		Securities Lending Collateralcc: 1.2%
3,372,438		BNY Mellon Overnight Government Fund(1)	3,372,438	0.9
1,230,638	R	BNY Institutional Cash Reserves Fund, Series B(1)(2)	984,510	0.3

		Total Securities Lending Collateral
		(Cost $4,603,076)	4,356,948	1.2

See Accompanying Notes to Financial Statements

ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED)

Shares		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 1.2%
4,819,000	Blackrock Liquidity Funds TempFund Portfolio — Class I
	(Cost $4,819,000)	$4,819,000	1.2

	Total Short-Term Investments
	(Cost $9,422,076)	9,175,948	2.4

	Total Investments in Securities
	(Cost $289,549,877)*	$391,687,522	100.6
	Liabilities in Excess of Other Assets	(2,169,111)	(0.6)
	Net Assets	$389,518,411	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or inaggregate respectively as of June 30, 2011.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

cc	Securities purchased with cash collateral for securities loaned.

S	All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

R	Restricted Security

L	Loaned security, a portion or all of the security is on loan at June 30, 2011.

(1)	Collateral received from brokers for securities lending was invested in these short-term investments.

(2)	On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

*	Cost for federal income tax purposes is $289,603,126.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$105,004,773
Gross Unrealized Depreciation	(2,920,377)
Net Unrealized appreciation	$102,084,396

Industry Allocation
as of June 30, 2011
(as a percentage of net assets)

Information Technology	29.9%
Consumer Staples	14.4%
Industrials	12.7%
Energy	12.0%
Consumer Discretionary	11.5%
Health Care	9.5%
Materials	4.6%
Financials	2.7%
Telecommunication Services	0.9%
Other Assets and Liabilities — Net*	1.8%
Net Assets	100.0%
* Includes short-term investments.

Portfolio holdings are subject to change daily.

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011
Asset Table
Investments, at value
Common Stock*	$382,511,574	$—	$—	$382,511,574
Short-Term Investments	8,191,438	—	984,510	9,175,948
Total Investments, at value	$390,703,012	$—	$984,510	$391,687,522
Other Financial Instruments+
Futures	221,981	—	—	221,981
Total Assets	$390,924,993	$—	$984,510	$391,909,503

See Accompanying Notes to Financial Statements

ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended June 30, 2011:

	Beginning Balance 12/31/2010	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance 6/30/2011
Asset Table
Investments, at value
Short-Term Investments	$984,510	$—	$—	$—	$—	$—	$—	$—	$984,510
Total Investments, at value	$984,510	$—	$—	$—	$—	$—	$—	$—	$984,510

As of June 30, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

ING RussellTM Large Cap Growth Index Portfolio Open Futures Contracts on June 30, 2011:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	87	09/16/11	$5,722,425	$221,981
			$5,722,425	$221,981

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2011 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets — Unrealized appreciation*	$221,981
Total Asset Derivatives		$221,981

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2011 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$227,003
Total	$227,003

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$9,339
Total	$9,339

See Accompanying Notes to Financial Statements

ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 98.8%
		Consumer Discretionary: 7.9%
29,550	S	Comcast Corp. — Class A	$748,797	0.8
24,700		Lowe’s Cos., Inc.	575,757	0.6
43,600		News Corp. — Class A	771,720	0.9
12,400		Target Corp.	581,684	0.6
20,348		Time Warner, Inc.	740,057	0.8
35,905	S	Walt Disney Co.	1,401,731	1.5
90,485		Other Securities	2,495,591	2.7
			7,315,337	7.9

		Consumer Staples: 7.6%
25,735		CVS Caremark Corp.	967,121	1.0
31,400		Kraft Foods, Inc.	1,106,222	1.2
49,385	S	Procter & Gamble Co.	3,139,405	3.4
46,960		Other Securities	1,823,230	2.0
			7,035,978	7.6

		Energy: 14.6%
7,985		Anadarko Petroleum Corp.	612,929	0.6
5,160		Apache Corp.	636,692	0.7
35,985	S	Chevron Corp.	3,700,697	4.0
26,800	S	ConocoPhillips	2,015,092	2.2
8,010		Devon Energy Corp.	631,268	0.7
24,518		ExxonMobil Corp.	1,995,275	2.1
13,550		Marathon Oil Corp.	713,814	0.8
8,000		National Oilwell Varco, Inc.	625,680	0.7
11,030		Occidental Petroleum Corp.	1,147,561	1.2
35,360		Other Securities	1,530,411	1.6
			13,609,419	14.6

		Financials: 24.3%
192,293	S	Bank of America Corp.	2,107,531	2.3
23,600		Bank of New York Mellon Corp.	604,632	0.7
33,200	S	Berkshire Hathaway, Inc.	2,569,348	2.8
55,155	S	Citigroup, Inc.	2,296,654	2.5
9,800	S	Goldman Sachs Group, Inc.	1,304,282	1.4
75,350	S	JPMorgan Chase & Co.	3,084,829	3.3
15,600		Metlife, Inc.	684,372	0.7
29,315		Morgan Stanley	674,538	0.7
9,950		PNC Financial Services Group, Inc.	593,120	0.6
9,180		Prudential Financial, Inc.	583,756	0.6
36,510		US Bancorp.	931,370	1.0
86,746	S	Wells Fargo & Co.	2,434,093	2.6
96,263		Other Securities	4,787,671	5.1
			22,656,196	24.3

COMMON STOCK: (continued)
		Health Care: 14.4%
17,600		Amgen, Inc.	$1,026,960	1.1
32,350		Bristol-Myers Squibb Co.	936,856	1.0
41,350	S	Johnson & Johnson	2,750,602	3.0
58,600	S	Merck & Co., Inc.	2,067,994	2.2
149,907	S	Pfizer, Inc.	3,088,084	3.3
20,600		UnitedHealth Group, Inc.	1,062,548	1.1
6,970		WellPoint, Inc.	549,027	0.6
41,910		Other Securities	1,960,208	2.1
			13,442,279	14.4

		Industrials: 8.7%
5,650		FedEx Corp.	535,902	0.6
201,205	S	General Electric Co.	3,794,726	4.1
7,790		Union Pacific Corp.	813,276	0.9
48,610		Other Securities	2,912,082	3.1
			8,055,986	8.7

		Information Technology: 8.7%
104,400		Cisco Systems, Inc.	1,629,684	1.7
29,765		Corning, Inc.	540,235	0.6
41,100		Hewlett-Packard Co.	1,496,040	1.6
100,600		Intel Corp.	2,229,296	2.4
6,700		Visa, Inc.	564,542	0.6
79,950		Other Securities	1,658,770	1.8
			8,118,567	8.7

		Materials: 2.0%
22,260		Dow Chemical Co.	801,360	0.9
34,900		Other Securities	1,028,756	1.1
			1,830,116	2.0

		Telecommunication Services: 6.3%
112,400	S	AT&T, Inc.	3,530,484	3.8
41,495	S	Verizon Communications, Inc.	1,544,859	1.7
68,150		Other Securities	766,784	0.8
			5,842,127	6.3

		Utilities: 4.3%
12,615		Exelon Corp.	540,427	0.6
16,100		Southern Co.	650,118	0.7
78,490		Other Securities	2,790,276	3.0
			3,980,821	4.3
		Total Common Stock
		(Cost $68,620,838)	91,886,826	98.8

SHORT-TERM INVESTMENTS: 1.2%
		Securities Lending Collateralcc: 0.0%
28,710		BNY Mellon Overnight Government Fund(1)
		(Cost $28,710)	28,710	0.0

See Accompanying Notes to Financial Statements

ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED)

Shares		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 1.2%
1,129,000	Blackrock Liquidity Funds TempFund Portfolio — Class I
	(Cost $1,129,000)	$1,129,000	1.2

	Total Short-Term Investments
	(Cost $1,157,710)	1,157,710	1.2

	Total Investments in Securities
	(Cost $69,778,548)*	$93,044,536	100.0
	Assets in Excess of Other Liabilities	46,152	—
	Net Assets	$93,090,688	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2011.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

cc	Securities purchased with cash collateral for securities loaned.

S	All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

(1)	Collateral received from brokers for securities lending was invested in these short-term investments.

*	Cost for federal income tax purposes is $73,653,121.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$23,476,796
Gross Unrealized Depreciation	(4,085,381)
Net Unrealized appreciation	$19,391,415

Industry Allocation
as of June 30, 2011
(as a percentage of net assets)

Financials	24.3%
Energy	14.6%
Health Care	14.4%
Information Technology	8.7%
Industrials	8.7%
Consumer Discretionary	7.9%
Consumer Staples	7.6%
Telecommunication Services	6.3%
Utilities	4.3%
Materials	2.0%
Other Assets and Liabilities — Net*	1.2%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011
Asset Table
Investments, at value
Common Stock*	$91,886,826	$—	$—	$91,886,826
Short-Term Investments	1,157,710	—	—	1,157,710
Total Investments, at value	$93,044,536	$—	$—	$93,044,536
Other Financial Instruments+
Futures	42,178	—	—	42,178
Total Assets	$93,086,714	$—	$—	$93,086,714

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

See Accompanying Notes to Financial Statements

ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED)

ING RussellTM Large Cap Value Index Portfolio Open Futures Contracts on June 30, 2011:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	20	09/16/11	$1,315,500	$42,178
			$1,315,500	$42,178

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2011 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets — Unrealized appreciation*	$42,178
Total Asset Derivatives		$42,178

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2011 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$107,870
Total	$107,870

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$25,238
Total	$25,238

See Accompanying Notes to Financial Statements

ING RUSSELLTM MID CAP INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 97.1%
		Consumer Discretionary: 14.9%
94,550		Bed Bath & Beyond, Inc.	$5,518,883	0.4
115,650		McGraw-Hill Cos., Inc.	4,846,891	0.3
19,900		NetFlix, Inc.	5,227,531	0.3
106,700		Omnicom Group	5,138,672	0.3
7,832,430		Other Securities	226,301,592	13.6
			247,033,569	14.9

		Consumer Staples: 5.7%
122,200		HJ Heinz Co.	6,510,816	0.4
54,550		Lorillard, Inc.	5,938,859	0.4
77,600		Mead Johnson Nutrition Co.	5,241,880	0.3
2,117,412		Other Securities	77,326,533	4.6
			95,018,088	5.7

		Energy: 8.1%
291,900		El Paso Corp.	5,896,380	0.3
73,450		Murphy Oil Corp.	4,822,727	0.3
66,950		Noble Energy, Inc.	6,000,728	0.4
102,800	S	Peabody Energy Corp.	6,055,948	0.4
246,700		Spectra Energy Corp.	6,762,047	0.4
216,500	S	Valero Energy Corp.	5,535,905	0.3
2,516,408		Other Securities	100,248,175	6.0
			135,321,910	8.1

		Financials: 18.4%
92,000	S	Ameriprise Financial, Inc.	5,306,560	0.3
308,650		Annaly Capital Management, Inc.	5,568,046	0.3
125,434	S	AON Corp.	6,434,764	0.4
55,250		Boston Properties, Inc.	5,865,340	0.4
207,050		Discover Financial Services	5,538,587	0.3
111,850		Equity Residential	6,711,000	0.4
154,150		HCP, Inc.	5,655,763	0.3
208,150	S	Marsh & McLennan Cos., Inc.	6,492,199	0.4
248,900		Progressive Corp.	5,321,482	0.3
161,040		ProLogis, Inc.	5,771,674	0.4
203,800		SunTrust Bank	5,258,040	0.3
98,550		T. Rowe Price Group, Inc.	5,946,507	0.4
69,950	S	Vornado Realty Trust	6,517,941	0.4
10,554,403		Other Securities	229,698,072	13.8
			306,085,975	18.4

		Health Care: 9.9%
132,100		Agilent Technologies, Inc.	6,751,631	0.4
102,700		Cigna Corp.	5,281,861	0.3
63,900		Humana, Inc.	5,146,506	0.3
14,950		Intuitive Surgical, Inc.	5,563,045	0.3
3,846,211		Other Securities	141,930,314	8.6
			164,673,357	9.9

COMMON STOCK: (continued)
		Industrials: 12.5%
62,850		CH Robinson Worldwide, Inc.	$4,955,094	0.3
70,850		Dover Corp.	4,803,630	0.3
129,500	S	Eaton Corp.	6,662,775	0.4
125,700		Ingersoll-Rand PLC	5,708,037	0.3
61,600		Parker Hannifin Corp.	5,527,984	0.3
4,682,989		Other Securities	180,182,540	10.9
			207,840,060	12.5

		Information Technology: 13.4%
122,300	L	Altera Corp.	5,668,605	0.3
71,350		Citrix Systems, Inc.	5,708,000	0.4
114,850		Intuit, Inc.	5,956,121	0.4
240,000	S	Western Union Co.	4,807,200	0.3
531,817		Xerox Corp.	5,536,215	0.3
7,404,054		Other Securities	194,231,689	11.7
			221,907,830	13.4

		Materials: 6.7%
51,450		Cliffs Natural Resources, Inc.	4,756,552	0.3
88,050		Ecolab, Inc.	4,964,259	0.3
165,950		International Paper Co.	4,948,629	0.3
120,000		Nucor Corp.	4,946,400	0.3
60,050		PPG Industries, Inc.	5,451,940	0.3
1,875,383		Other Securities	86,502,203	5.2
			111,569,983	6.7

		Telecommunication Services: 1.2%
1,707,050		Other Securities	20,590,048	1.2

		Utilities: 6.3%
111,050		Consolidated Edison, Inc.	5,912,302	0.4
123,700		Edison International	4,793,375	0.3
219,100		PPL Corp.	6,097,553	0.4
111,800		Progress Energy, Inc.	5,367,518	0.3
90,850		Sempra Energy	4,804,148	0.3
2,943,521		Other Securities	76,869,111	4.6
			103,844,007	6.3

		Total Common Stock
		(Cost $1,119,428,255)	1,613,884,827	97.1

SHORT-TERM INVESTMENTS: 4.7%
		Securities Lending Collateralcc: 3.1%
50,206,051		BNY Mellon Overnight Government Fund(1)	50,206,050	3.0
268,841	R	BNY Institutional Cash Reserves Fund, Series B(1)(2)	215,073	0.1

		Total Securities Lending Collateral
		(Cost $50,474,891)	50,421,123	3.1

See Accompanying Notes to Financial Statements

ING RUSSELLTM MID CAP INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 1.6%
26,506,000	Blackrock Liquidity Funds TempFund Portfolio — Class I
	(Cost $26,506,000)	$26,506,000	1.6

	Total Short-Term Investments
	(Cost $76,980,891)	76,927,123	4.7
	Total Investments in Securities
	(Cost $1,196,409,146)*	$1,690,811,950	101.8
	Liabilities in Excess of Other Assets	(29,225,312)	(1.8)
	Net Assets	$1,661,586,638	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or inaggregate respectively as of June 30, 2011.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

cc	Securities purchased with cash collateral for securities loaned.

S	All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

R	Restricted Security

L	Loaned security, a portion or all of the security is on loan at June 30, 2011.

(1)	Collateral received from brokers for securities lending was invested in these short-term investments.

(2)	On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

*	Cost for federal income tax purposes is $1,206,329,440.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$508,523,782
Gross Unrealized Depreciation	(24,041,272)
Net Unrealized appreciation	$484,482,510

Industry Allocation
as of June 30, 2011
(as a percentage of net assets)

Financials	18.4%
Consumer Discretionary	14.9%
Information Technology	13.4%
Industrials	12.5%
Health Care	9.9%
Energy	8.1%
Materials	6.7%
Utilities	6.3%
Consumer Staples	5.7%
Telecommunication Services	1.2%
Other Assets and Liabilities — Net*	2.9%
Net Assets	100.0%
* Includes short-term investments.

Portfolio holdings are subject to change daily.

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$247,033,569	$—	$—	$247,033,569
Consumer Staples	95,018,088	—	—	95,018,088
Energy	135,318,860	—	3,050	135,321,910
Financials	306,085,975	—	—	306,085,975
Health Care	164,673,357	—	—	164,673,357
Industrials	207,840,060	—	—	207,840,060
Information Technology	221,907,830	—	—	221,907,830
Materials	111,569,983	—	—	111,569,983
Telecommunication Services	20,590,048	—	—	20,590,048
Utilities	103,844,007	—	—	103,844,007
Total Common Stock	1,613,881,777	—	3,050	1,613,884,827
Short-Term Investments	76,712,050	—	215,073	76,927,123
Total Investments, at value	$1,690,593,827	$—	$218,123	$1,690,811,950
Other Financial Instruments+
Futures	957,573	—	—	957,573
Total Assets	$1,691,551,400	$—	$218,123	$1,691,769,523

See Accompanying Notes to Financial Statements

ING RUSSELLTM MID CAP INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended June 30, 2011:

	Beginning Balance 12/31/2010	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance 6/30/2011
Asset Table
Investments, at value
Common Stock	$—	$3050	$—	$—	$—	$—	$—	$—	$3,050
Short-Term Investments	215,073	—	—	—	—	—	—	—	215,073
Total Investments, at value	$215,073	$3,050	$—	$—	$—	$—	$—	$—	$218,123

As of June 30, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

ING RussellTM Mid Cap Index Portfolio Open Futures Contracts on June 30, 2011:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P Mid 400 E-Mini	511	09/16/11	$49,899,150	$957,573
			$49,899,150	$957,573

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2011 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets — Unrealized appreciation*	$957,573
Total Asset Derivatives		$957,573

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2011 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$2,037,693
Total	$2,037,693

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$465,143
Total	$465,143

See Accompanying Notes to Financial Statements

ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 98.5%
		Consumer Discretionary: 18.8%
39,380		Bed Bath & Beyond, Inc.	$2,298,610	0.7
4,920		Chipotle Mexican Grill, Inc.	1,516,295	0.4
44,000		Discovery Communications, Inc. — Class A	1,802,240	0.5
37,300		Harley-Davidson, Inc.	1,528,181	0.5
38,700		Liberty Global, Inc.	1,743,048	0.5
42,020		Limited Brands, Inc.	1,615,669	0.5
43,920		Marriott International, Inc.	1,558,721	0.5
39,620		McGraw-Hill Cos., Inc.	1,660,474	0.5
8,320	S	NetFlix, Inc.	2,185,581	0.6
44,400		Omnicom Group	2,138,304	0.6
30,820		Starwood Hotels & Resorts Worldwide, Inc.	1,727,153	0.5
20,140		Tiffany & Co.	1,581,393	0.5
12,500		Wynn Resorts Ltd.	1,794,250	0.5
1,568,220		Other Securities	41,189,190	12.0
			64,339,109	18.8

		Consumer Staples: 5.6%
67,920		Avon Products, Inc.	1,901,760	0.6
19,380	L	Green Mountain Coffee Roasters, Inc.	1,729,859	0.5
29,640		HJ Heinz Co.	1,579,219	0.5
24,400		Whole Foods Market, Inc.	1,548,180	0.4
322,110		Other Securities	12,489,892	3.6
			19,248,910	5.6

		Energy: 9.9%
35,800		Consol Energy, Inc.	1,735,584	0.5
114,260	S	El Paso Corp.	2,308,052	0.7
37,980	L	FMC Technologies, Inc.	1,701,124	0.5
42,800	S	Peabody Energy Corp.	2,521,348	0.7
633,610		Other Securities	25,799,196	7.5
			34,065,304	9.9

		Financials: 6.6%
18,900		Boston Properties, Inc.	2,006,424	0.6
41,000	S	T. Rowe Price Group, Inc.	2,473,940	0.7
451,040		Other Securities	17,972,744	5.3
			22,453,108	6.6

		Health Care: 13.4%
54,960	S	Agilent Technologies, Inc.	2,809,006	0.8
43,260		AmerisourceBergen Corp.	1,790,964	0.5
18,140		Edwards Lifesciences Corp.	1,581,445	0.5
6,180		Intuitive Surgical, Inc.	2,299,640	0.7
15,840		Laboratory Corp. of America Holdings	1,533,154	0.4
62,800		Mylan Laboratories	1,549,276	0.4
723,400		Other Securities	34,521,632	10.1
			46,085,117	13.4

COMMON STOCK: (continued)
		Industrials: 14.5%
26,140		CH Robinson Worldwide, Inc.	$2,060,878	0.6
22,960		Dover Corp.	1,556,688	0.4
33,520		Expeditors International Washington, Inc.	1,715,889	0.5
46,580	L	Fastenal Co.	1,676,414	0.5
27,540		Fluor Corp.	1,780,736	0.5
41,500		Ingersoll-Rand PLC	1,884,515	0.5
16,540		Joy Global, Inc.	1,575,270	0.5
22,760		Rockwell Automation, Inc.	1,974,657	0.6
865,633		Other Securities	35,573,830	10.4
			49,798,877	14.5

		Information Technology: 19.0%
50,860		Altera Corp.	2,357,361	0.7
47,300		Analog Devices, Inc.	1,851,322	0.5
27,940		BMC Software, Inc.	1,528,318	0.5
29,680		Citrix Systems, Inc.	2,374,400	0.7
47,820		Intuit, Inc.	2,479,945	0.7
94,820		Nvidia Corp.	1,510,957	0.4
26,640		Teradata Corp.	1,603,728	0.5
99,800		Western Union Co.	1,998,994	0.6
41,900	L	Xilinx, Inc.	1,528,093	0.5
1,547,305		Other Securities	47,731,446	13.9
			64,964,564	19.0

		Materials: 8.8%
21,460		Cliffs Natural Resources, Inc.	1,983,977	0.6
36,620		Ecolab, Inc.	2,064,636	0.6
25,000		PPG Industries, Inc.	2,269,750	0.6
441,451		Other Securities	23,956,956	7.0
			30,275,319	8.8

		Telecommunication Services: 1.6%
45,860		Crown Castle International Corp.	1,870,630	0.6
174,700		Other Securities	3,520,800	1.0
			5,391,430	1.6

		Utilities: 0.3%
13,580		Other Securities	864,989	0.3

		Total Common Stock
		(Cost $233,495,198)	337,486,727	98.5

SHORT-TERM INVESTMENTS: 6.7%
		Securities Lending Collateralcc: 5.3%
17,472,338		BNY Mellon Overnight Government Fund(1)	17,472,338	5.1
1,077,859	R	BNY Institutional Cash Reserves Fund, Series B(1)(2)	862,287	0.2

		Total Securities Lending Collateral
		(Cost $18,550,197)	18,334,625	5.3

See Accompanying Notes to Financial Statements

ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Shares		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 1.4%
4,667,000	Blackrock Liquidity Funds TempFund Portfolio — Class I
	(Cost $4,667,000)	$4,667,000	1.4

	Total Short-Term Investments
	(Cost $23,217,197)	23,001,625	6.7
	Total Investments in Securities (Cost $256,712,395)*	$360,488,352	105.2
	Liabilities in Excess of Other Assets	(17,668,334)	(5.2)
	Net Assets	$342,820,018	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2011.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

cc	Securities purchased with cash collateral for securities loaned.

S	All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

R	Restricted Security

L	Loaned security, a portion or all of the security is on loan at June 30, 2011.

(1)	Collateral received from brokers for securities lending was invested in these short-term investments.

(2)	On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

*	Cost for federal income tax purposes is $257,588,473.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$105,174,008
Gross Unrealized Depreciation	(2,274,129)
Net Unrealized appreciation	$102,899,879

Industry Allocation
as of June 30, 2011
(as a percentage of net assets)

Information Technology	19.0%
Consumer Discretionary	18.8%
Industrials	14.5%
Health Care	13.4%
Energy	9.9%
Materials	8.8%
Financials	6.6%
Consumer Staples	5.6%
Telecommunication Services	1.6%
Utilities	0.3%
Other Assets and Liabilities — Net*	1.5%
Net Assets	100.0%
* Includes short-term investments.

Portfolio holdings are subject to change daily.

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$64,339,109	$—	$—	$64,339,109
Consumer Staples	19,248,910	—	—	19,248,910
Energy	34,064,304	—	1,000	34,065,304
Financials	22,453,108	—	—	22,453,108
Health Care	46,085,117	—	—	46,085,117
Industrials	49,798,877	—	—	49,798,877
Information Technology	64,964,564	—	—	64,964,564
Materials	30,275,319	—	—	30,275,319
Telecommunication Services	5,391,430	—	—	5,391,430
Utilities	864,989	—	—	864,989
Total Common Stock	337,485,727	—	1,000	337,486,727
Short-Term Investments	22,139,338	—	862,287	23,001,625
Total Investments, at value	$359,625,065	$—	$863,287	$360,488,352

See Accompanying Notes to Financial Statements

ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011
Other Financial Instruments+
Futures	$183,699	$—	$—	$183,699
Total Assets	$359,808,764	$—	$863,287	$360,672,051

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended June 30, 2011:

	Beginning Balance 12/31/2010	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance 6/30/2011
Asset Table
Investments, at value
Common Stock	$—	$1,000	$—	$—	$—	$—	$—	$—	$1,000
Short-Term Investments	862,287	—	—	—	—	—	—	—	862,287
Total Investments, at value	$862,287	$1,000	$—	$—	$—	$—	$—	$—	$863,287

As of June 30, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

ING RussellTM Mid Cap Growth Index Portfolio Open Futures Contracts on June 30, 2011:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P Mid 400 E-Mini	64	09/16/11	$6,249,600	$183,699
			$6,249,600	$183,699

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2011 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets — Unrealized appreciation*	$183,699
Total Asset Derivatives		$183,699

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2011 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$596,570
Total	$596,570

See Accompanying Notes to Financial Statements

ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(163,563)
Total	$(163,563)

See Accompanying Notes to Financial Statements

ING RUSSELLTM SMALL CAP INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 97.2%
		Consumer Discretionary: 12.9%
43,362		Ascena Retail Group, Inc.	$1,476,476	0.2
89,010	@	Dana Holding Corp.	1,628,883	0.2
46,740		Rent-A-Center, Inc.	1,428,374	0.2
44,280		Sotheby’s	1,926,180	0.2
35,460	@, L	Tenneco, Inc.	1,562,722	0.2
36,060		Wolverine World Wide, Inc.	1,505,505	0.2
5,764,624		Other Securities	92,675,034	11.7
			102,203,174	12.9

		Consumer Staples: 3.3%
1,461,504		Other Securities	26,081,356	3.3

		Energy: 6.8%
36,170		Berry Petroleum Co.	1,921,712	0.3
55,640		Complete Production Services, Inc.	1,856,150	0.2
23,220		Dril-Quip, Inc.	1,575,013	0.2
46,200	@, L	Energy XXI Bermuda Ltd.	1,534,764	0.2
89,910		Key Energy Services, Inc.	1,618,380	0.2
20,320		Lufkin Industries, Inc.	1,748,536	0.2
29,720		Rosetta Resources, Inc.	1,531,769	0.2
42,240		World Fuel Services Corp.	1,517,683	0.2
3,579,590		Other Securities	40,723,312	5.1
			54,027,319	6.8

		Financials: 20.2%
91,290		BioMed Realty Trust, Inc.	1,756,420	0.2
95,570		CBL & Associates Properties, Inc.	1,732,684	0.2
32,810		Entertainment Properties Trust	1,532,227	0.2
24,750		Home Properties, Inc.	1,506,780	0.2
205,620		MFA Mortgage Investments, Inc.	1,653,185	0.2
20,820		Mid-America Apartment Communities, Inc.	1,404,725	0.2
33,000		Prosperity Bancshares, Inc.	1,446,060	0.2
28,900		Signature Bank	1,653,080	0.2
27,860		SVB Financial Group	1,663,521	0.2
55,100		Tanger Factory Outlet Centers, Inc.	1,475,027	0.2
9,891,323		Other Securities	144,149,475	18.2
			159,973,184	20.2

		Health Care: 12.4%
39,670	L	Cubist Pharmaceuticals, Inc.	1,427,723	0.2
63,520		Healthsouth Corp.	1,667,400	0.2
37,770		Healthspring, Inc.	1,741,575	0.2
18,720		HMS Holdings Corp.	1,439,007	0.2
40,300		Medicis Pharmaceutical Corp.	1,538,251	0.2
43,310	S	Onyx Pharmaceuticals, Inc.	1,528,843	0.2

COMMON STOCK: (continued)
		Health Care: (continued)
42,980		Owens & Minor, Inc.	$1,482,380	0.2
38,530		Salix Pharmaceuticals Ltd.	1,534,650	0.2
7,287,903		Other Securities	86,223,296	10.8
			98,583,125	12.4

		Industrials: 15.1%
29,450	S	Acuity Brands, Inc.	1,642,721	0.2
23,260		Alaska Air Group, Inc.	1,592,380	0.2
35,730		Clarcor, Inc.	1,689,314	0.2
19,810		Dollar Thrifty Automotive Group	1,460,789	0.2
24,640	L	Genesee & Wyoming, Inc.	1,444,890	0.2
65,960		Hexcel Corp.	1,443,864	0.2
28,875		Robbins & Myers, Inc.	1,526,044	0.2
40,180		Woodward Governor Co.	1,400,675	0.2
5,968,186		Other Securities	107,607,496	13.5
			119,808,173	15.1

		Information Technology: 17.6%
42,040		Adtran, Inc.	1,627,368	0.2
50,130		Aruba Networks, Inc.	1,481,342	0.2
31,770		Cavium, Inc.	1,384,854	0.1
55,630		Jack Henry & Associates, Inc.	1,669,456	0.2
42,780		Netlogic Microsystems, Inc.	1,729,168	0.2
62,971		Parametric Technology Corp.	1,443,925	0.2
41,100	@	QLIK Technologies, Inc.	1,399,866	0.2
8,499,458		Other Securities	129,361,120	16.3
			140,097,099	17.6

		Materials: 4.7%
57,080	L	Coeur d’Alene Mines Corp.	1,384,761	0.2
2,318,725		Other Securities	35,984,322	4.5
			37,369,083	4.7

		Telecommunication Services: 1.0%
895,970		Other Securities	8,021,266	1.0

		Utilities: 3.2%
43,990		Cleco Corp.	1,533,051	0.2
50,550		Piedmont Natural Gas Co.	1,529,643	0.2
764,555		Other Securities	22,488,759	2.8
			25,551,453	3.2
		Total Common Stock
		(Cost $587,911,003)	771,715,232	97.2

SHORT-TERM INVESTMENTS: 10.0%
		Securities Lending Collateralcc: 8.8%
69,104,094		BNY Mellon Overnight Government Fund(1)	69,104,093	8.7
502,326	R	BNY Institutional Cash Reserves Fund, Series B(1)(2)	401,860	0.1

		Total Securities Lending Collateral
		(Cost $69,606,419)	69,505,953	8.8

See Accompanying Notes to Financial Statements

ING RUSSELLTM SMALL CAP INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Shares		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 1.2%
9,911,000	Blackrock Liquidity Funds TempFund Portfolio — Class I
	(Cost $9,911,000)	$9,911,000	1.2

	Total Short-Term Investments
	(Cost $79,517,419)	79,416,953	10.0
	Total Investments in Securities (Cost $667,428,422)*	$851,132,185	107.2
	Liabilities in Excess of Other Assets	(57,515,623)	(7.2)
	Net Assets	$793,616,562	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2011.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.

S	All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

R	Restricted Security

L	Loaned security, a portion or all of the security is on loan at June 30, 2011.

(1)	Collateral received from brokers for securities lending was invested in these short-term investments.

(2)	On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

*	Cost for federal income tax purposes is $669,196,846.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$214,570,420
Gross Unrealized Depreciation	(32,635,081)
Net Unrealized appreciation	$181,935,339

Industry Allocation
as of June 30, 2011
(as a percentage of net assets)

Financials	20.2%
Information Technology	17.6%
Industrials	15.1%
Consumer Discretionary	12.9%
Health Care	12.4%
Energy	6.8%
Materials	4.7%
Consumer Staples	3.3%
Utilities	3.2%
Telecommunication Services	1.0%
Other Assets and Liabilities — Net*	2.8%
Net Assets	100.0%
* Includes short-term investments.

Portfolio holdings are subject to change daily.

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$102,203,174	$—	$—	$102,203,174
Consumer Staples	26,081,356	—	—	26,081,356
Energy	54,027,319	—	—	54,027,319
Financials	159,965,434	7,750	—	159,973,184
Health Care	98,570,145	12,980	—	98,583,125
Industrials	119,808,173	—	—	119,808,173
Information Technology	140,097,099	—	—	140,097,099
Materials	37,369,083	—	—	37,369,083
Telecommunication Services	8,021,266	—	—	8,021,266
Utilities	25,551,453	—	—	25,551,453
Total Common Stock	771,694,502	20,730	—	771,715,232
Short-Term Investments	79,015,093	—	401,860	79,416,953
Total Investments, at value	$850,709,595	$20,730	$401,860	$851,132,185

See Accompanying Notes to Financial Statements

ING RUSSELLTM SMALL CAP INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011
Other Financial Instruments+
Futures	$593,994	$—	$—	$593,994
Total Assets	$851,303,589	$20,730	$401,860	$851,726,179

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended June 30, 2011:

	Beginning Balance 12/31/2010	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance 6/30/2011
Asset Table
Investments, at value
Short-Term Investments	$401,860	$—	$—	$—	$—	$—	$—	$—	$401,860
Total Investments, at value	$401,860	$—	$—	$—	$—	$—	$—	$—	$401,860

As of June 30, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

ING RussellTM Small Cap Index Portfolio Open Futures Contracts on June 30, 2011:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Russell 2000® Mini Index	277	09/16/11	$22,863,580	$593,994
			$22,863,580	$593,994

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2011 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets — Unrealized appreciation*	$593,994
Total Asset Derivatives		$593,994

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

See Accompanying Notes to Financial Statements

ING RUSSELLTM SMALL CAP INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2011 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$3,121,658
Total	$3,121,658

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$266,548
Total	$266,548

See Accompanying Notes to Financial Statements

ING U.S. BOND INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 24.3%
		Consumer Discretionary: 1.8%
5,035,000	#, L	Daimler Finance North America LLC, 1.950%, 03/28/14	$5,079,887	0.1
2,010,000	#	NBC Universal, Inc., 3.650%, 04/30/15	2,112,206	0.1
8,775,000		Time Warner Cable, Inc., 5.850%, 05/01/17	9,880,255	0.2
6,925,000		Time Warner, Inc., 6.500%, 11/15/36	7,406,468	0.2
6,730,000		Wal-Mart Stores, Inc., 5.000%–5.625%, 04/01/40–10/25/40	6,641,519	0.2
38,155,000		Other Securities	39,473,469	1.0
			70,593,804	1.8

		Consumer Staples: 0.9%
5,600,000		Lorillard Tobacco Co., 8.125%, 06/23/19	6,532,422	0.1
2,700,000	#	Woolworths Ltd., 2.550%, 09/22/15	2,724,513	0.1
25,530,000		Other Securities	27,490,951	0.7
			36,747,886	0.9

		Energy: 2.1%
6,000,000		Apache Corp., 5.625%, 01/15/17	6,927,768	0.2
3,750,000	#	BG Energy Capital PLC, 4.000%, 12/09/20	3,719,963	0.1
3,892,000	#	Marathon Petroleum Corp., 3.500%, 03/01/16	3,993,986	0.1
64,065,000		Other Securities	67,756,399	1.7
			82,398,116	2.1

		Financials: 11.7%
8,455,000	#	Abbey National Treasury Services PLC/London, 3.875%, 11/10/14	8,616,871	0.2
8,425,000		American Express Co., 7.000%, 03/19/18	9,928,424	0.2
1,610,000	L	Bank of America Corp., 5.650%, 05/01/18	1,699,873	0.0
13,725,000		Bank of America Corp., 6.500%, 08/01/16	15,323,537	0.4
8,000,000		Bank of America Corp., 3.625%, 03/17/16	8,031,640	0.2
5,905,000		Barclays Bank PLC, 6.750%, 05/22/19	6,638,932	0.2
7,050,000	#	Bank of Tokyo-Mitsubishi UFJ Ltd., 1.600%, 09/11/13	7,084,672	0.2
26,190,000		Citigroup, Inc., 5.500%–8.125%, 04/11/13–07/15/39	28,677,933	0.7
4,815,000	#	Erac USA Finance Co., 7.000%, 10/15/37	5,314,773	0.1
12,195,000		European Investment Bank, 1.750%, 09/14/12	12,379,779	0.3
19,610,000	L	European Investment Bank, 2.375%, 03/14/14	20,328,530	0.5

CORPORATE BONDS/NOTES: (continued)
		Financials: (continued)
20,500,000		General Electric Capital Corp., 5.250%–6.750%, 10/19/12–03/15/32	$22,164,856	0.6
13,840,000		Goldman Sachs Group, Inc., 6.150%–6.750%, 04/01/18–10/01/37	14,736,337	0.4
13,950,000		Goldman Sachs Group, Inc./The, 3.625%, 02/07/16	14,116,270	0.4
2,300,000	#	Harley-Davidson Funding Corp., 6.800%, 06/15/18	2,603,092	0.1
4,125,000	#, L	Hyundai Capital America, 3.750%, 04/06/16	4,142,119	0.1
3,500,000	#	Hyundai Capital Services, Inc., 4.375%, 07/27/16	3,593,033	0.1
8,295,000		International Bank for Reconstruction & Development, 1.125%, 08/25/14	8,347,333	0.2
11,190,000	L	JPMorgan Chase & Co., 2.125%–5.500%, 12/26/12–10/15/40	11,214,463	0.3
8,380,000		JPMorgan Chase & Co., 2.050%, 01/24/14	8,447,627	0.2
21,265,000		Kreditanstalt fuer Wiederaufbau, 1.375%, 01/13/14	21,481,478	0.5
6,675,000		Merrill Lynch & Co., Inc., 6.220%, 09/15/26	6,717,340	0.2
6,995,000		Metlife, Inc., 6.750%, 06/01/16	8,150,511	0.2
7,260,000		Mexico Government International Bond, 5.125%, 01/15/20	7,877,100	0.2
21,150,000		Morgan Stanley, 5.375%–6.625%, 10/15/15–04/01/18	23,011,366	0.6
7,095,000	L	PNC Funding Corp., 3.625%, 02/08/15	7,479,152	0.2
7,395,000		Province of British Columbia Canada, 2.100%, 05/18/16	7,438,712	0.2
11,308,000		Province of Ontario Canada, 4.400%, 04/14/20	12,015,146	0.3
7,695,000		Prudential Financial, Inc., 3.875%–6.200%, 01/14/15–11/15/40	7,965,389	0.2
5,275,000	#	WEA Finance, LLC / WT Finance Aust Pty Ltd., 7.500%, 06/02/14	6,084,174	0.2
14,860,000		Wells Fargo & Co., 3.625%, 04/15/15	15,548,345	0.4
7,000,000		Wells Fargo & Co., 4.375%, 01/31/13	7,349,461	0.2
108,665,000		Other Securities	112,714,034	2.9
			457,222,302	11.7

See Accompanying Notes to Financial Statements

ING U.S. BOND INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Health Care: 1.1%
10,550,000		CareFusion Corp., 4.125%, 08/01/12	$10,876,955	0.3
7,330,000		Sanofi-Aventis SA, 4.000%, 03/29/21	7,345,488	0.2
23,090,000		Other Securities	23,549,268	0.6
			41,771,711	1.1

		Industrials: 1.3%
7,101,299		Continental Airlines, Inc., 7.250%, 11/10/19	7,651,650	0.2
43,778,250		Other Securities	44,635,111	1.1
			52,286,761	1.3

		Information Technology: 0.5%
17,265,000		Other Securities	17,760,724	0.5

		Materials: 0.9%
5,782,000		Dow Chemical Co., 8.550%, 05/15/19	7,466,800	0.2
24,095,000		Other Securities	25,510,624	0.7
			32,977,424	0.9

		Telecommunication Services: 2.3%
16,000,000		AT&T, Inc., 2.500%–2.950%, 08/15/15–05/15/16	16,223,368	0.4
7,095,000		Deutsche Telekom International Finance BV, 5.750%, 03/23/16	8,032,377	0.2
6,775,000		France Telecom S.A., 4.375%, 07/08/14	7,342,210	0.2
12,710,000		Telefonica Emisiones SAU, 3.992%, 02/16/16	12,869,917	0.3
12,665,000		Verizon Communications, Inc., 6.350%–7.750%, 04/01/19–12/01/30	14,998,640	0.4
26,860,000		Other Securities	28,513,240	0.8
			87,979,752	2.3

		Utilities: 1.7%
5,005,000	#	Kentucky Utilities Co., 5.125%, 11/01/40	4,952,918	0.1
59,615,000		Other Securities	61,244,801	1.6
			66,197,719	1.7

		Total Corporate Bonds/Notes
		(Cost $918,789,509)	945,936,199	24.3

COLLATERALIZED MORTGAGE OBLIGATIONS: 2.5%
7,670,000		Banc of America Commercial Mortgage, Inc., 5.414%–5.889%, 07/10/44–01/15/49	8,356,126	0.2
7,994,000		Citigroup Commercial Mortgage Trust, 5.886%, 12/10/49	8,739,715	0.2

17,717,921		JPMorgan Chase Commercial Mortgage Securities Corp., 4.871%–6.125%, 01/12/38–02/15/51	18,956,547	0.5

COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
8,874,000		Wachovia Bank Commercial Mortgage Trust, 5.313%–5.509%, 01/15/45–11/15/48	$9,522,474	0.3
46,755,363		Other Securities	50,205,485	1.3

		Total Collateralized Mortgage Obligations
		(Cost $79,310,900)	95,780,347	2.5

MUNICIPAL BONDS: 0.6%
		California: 0.1%
4,335,000		Other Securities	4,983,950	0.1

		Connecticut: 0.1%
3,735,000		Other Securities	3,976,430	0.1

		Illinois: 0.1%
4,400,000		Other Securities	4,538,380	0.1

		New Jersey: 0.1%
3,425,000		Other Securities	3,997,249	0.1

		Ohio: 0.1%
3,355,000		Other Securities	4,012,043	0.1

		Washington: 0.1%
3,900,000		Other Securities	3,870,711	0.1

		Total Municipal Bonds
		(Cost $25,431,037)	25,378,763	0.6

OTHER BONDS: 0.4%
		Foreign Government Bonds: 0.4%
10,010,000		Brazil Government International Bond, 6.000%, 01/17/17	11,721,710	0.3
3,355,000		Other Securities	4,052,840	0.1

		Total Other Bonds
		(Cost $15,508,143)	15,774,550	0.4

U.S. TREASURY OBLIGATIONS: 30.5%
		U.S. Treasury Bonds: 21.0%
9,300,000		3.625%, due 2/15/2021	9,698,886	0.3
17,725,000	L	3.125%, due 5/15/2021	17,677,958	0.5
4,330,000		6.250%, due 8/15/2023	5,493,688	0.1
45,000,000		1.375%, due 5/15/2012	45,460,575	1.2
25,315,000		1.375%, due 11/15/2012	25,683,865	0.7
146,170,000		1.375%, due 3/15/2013	148,591,598	3.8
46,070,000		1.875%, due 8/31/2017	45,155,787	1.2
22,145,000		2.375%, due 2/28/2015	23,138,115	0.6
49,170,000		2.375%, due 3/31/2016	50,879,444	1.3
57,585,000		2.375%, due 7/31/2017	58,205,824	1.5
23,895,000		2.500%, due 3/31/2015	25,071,040	0.6
25,480,000		2.625%, due 11/15/2020	24,544,400	0.6
48,280,000		2.750%, due 2/15/2019	48,751,502	1.2
45,840,000		3.375%, due 11/15/2019	47,795,351	1.2
22,590,000		3.500%, due 5/15/2020	23,587,032	0.6
89,065,000		3.500%, due 2/15/2039	76,498,463	2.0
15,940,000		3.750%, due 11/15/2018	17,270,002	0.4
25,660,000		4.375%, due 2/15/2038	25,832,410	0.7
29,980,000		4.375%, due 5/15/2040	29,966,089	0.8

See Accompanying Notes to Financial Statements

ING U.S. BOND INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: (continued)
		U.S. Treasury Bonds: (continued)
18,185,000		6.500%, due 11/15/2026	$23,756,993	0.6
40,535,000		1.375%–8.125%, due 09/15/12–11/15/27	43,917,777	1.1
			816,976,799	21.0

		U.S. Treasury Notes: 9.5%
11,405,000		0.625%, due 4/30/2013	11,447,769	0.3
110,975,000		0.500%, due 10/15/2013	110,818,969	2.8
17,465,000		0.750%, due 12/15/2013	17,525,045	0.4
19,300,000		1.250%, due 9/30/2015	19,177,870	0.5
74,890,000		1.875%, due 4/30/2014	77,241,995	2.0
29,898,000		1.875%, due 9/30/2017	29,236,985	0.8
53,415,000		2.125%, due 5/31/2015	55,226,089	1.4
18,870,000		2.375%, due 10/31/2014	19,738,322	0.5
31,540,000		0.500%–1.375%, due 05/15/13–11/15/13	31,855,864	0.8
			372,268,908	9.5

		Total U.S. Treasury Obligations
		(Cost $1,182,435,997)	1,189,245,707	30.5

FOREIGN GOVERNMENT BONDS: 0.4%
7,395,000		Republic of Italy, 4.500%, 01/21/15	7,876,429	0.2
6,405,000		Other Securities	6,537,063	0.2

		Total Foreign Government Bonds
		(Cost $14,461,809)	14,413,492	0.4

U.S. GOVERNMENT AGENCY OBLIGATIONS: 38.7%
		Federal Home Loan Mortgage Corporation: 10.8%##
14,890,000		2.875%, due 2/9/2015	15,692,869	0.4
22,765,000		3.000%, due 7/28/2014	24,110,275	0.6
36,130,000	W	4.000%, due 1/15/2041	36,107,419	0.9
39,365,000	W	4.500%, due 7/15/2038	40,675,106	1.1
28,775,000	W	5.000%, due 7/15/2035	30,532,980	0.8
14,784,271		5.000%, due 10/1/2037	15,775,130	0.4
240,423,918	L,W	1.000%–6.750%, due 02/11/14–04/01/41	256,312,790	6.6
			419,206,569	10.8

		Federal National Mortgage Association: 21.7%##
27,195,000	L	1.125%, due 6/27/2014	27,366,029	0.7
20,615,000		1.250%, due 2/27/2014	20,887,118	0.5
21,320,000		1.500%, due 3/28/2014	21,482,863	0.5
33,670,000	W	3.500%, due 2/25/2026	34,290,807	0.9
26,330,000	W	4.000%, due 7/17/2018	27,432,569	0.7
63,425,000	W	4.000%, due 2/25/2039	63,444,789	1.6
47,270,000	W	4.500%, due 7/15/2035	48,917,076	1.3
17,307,499		4.500%, due 6/1/2039	17,942,834	0.5
16,045,000	W	5.000%, due 7/1/2037	17,050,316	0.4
13,375,000		5.375%, due 6/12/2017	15,586,984	0.4
14,099,065		5.500%, due 10/1/2021	15,278,761	0.4
17,030,000	W	5.500%, due 7/15/2034	18,416,344	0.5
480,620,773	W	2.375%–7.125%, due 11/01/11–03/01/41	515,973,829	13.3
			844,070,319	21.7
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Government National Mortgage Association: 6.2%
33,735,000	W	4.000%, due 12/15/2040	$34,372,794	0.9
79,785,000		4.500%, due 7/20/2039	83,986,159	2.2
54,780,000		5.000%, due 7/1/2040	59,427,754	1.5
59,153,107		4.500%–7.000%, due 09/15/33–06/20/41	64,815,431	1.6
			242,602,138	6.2

		Other U.S. Agency Obligations: 0.0%
85,000		Other Securities	98,134	0.0

		Total U.S. Government Agency Obligations
		(Cost $1,485,056,884)	1,505,977,160	38.7

		Total Long-Term Investments
		(Cost $3,720,994,279)	3,792,506,218	97.4

SHORT-TERM INVESTMENTS: 17.9%
		U.S. Treasury Bills: 13.8%
205,000,000		U.S. Treasury Bills, 0.210%, 11/17/11	204,964,330	5.2
304,000,000		U.S. Treasury Bills, 0.120%, 10/20/11	303,976,592	7.8
30,000,000		U.S. Treasury Bills, 0.250%, 02/09/12	29,985,690	0.8
			538,926,612	13.8

Shares			Value	Percentage of Net Assets
		Securities Lending Collateralcc: 1.7%
65,062,831		BNY Mellon Overnight Government Fund(1)
		(Cost $65,062,831)	65,062,831	1.7

		Mutual Funds: 2.4%
92,655,804		Blackrock Liquidity Funds TempFund Portfolio — Class I
		(Cost $92,655,804)	92,655,804	2.4

		Total Short-Term Investments
		(Cost $696,572,792)	696,645,247	17.9

		Total Investments in Securities
		(Cost $4,417,567,071)*	$4,489,151,465	115.3
		Liabilities in Excess of Other Assets	(594,837,900)	(15.3)
		Net Assets	$3,894,313,565	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2011.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†    Unless otherwise indicated, principal amount is shown in USD.

See Accompanying Notes to Financial Statements

ING U.S. BOND INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
##	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.
cc	Securities purchased with cash collateral for securities loaned.
W	Settlement is on a when-issued or delayed-delivery basis.
L	Loaned security, a portion or all of the security is on loan at June 30, 2011.
(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
*	Cost for federal income tax purposes is $4,419,157,269.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$82,617,254
Gross Unrealized Depreciation	(12,623,058)
Net Unrealized appreciation	$69,994,196

Investment Type Allocation
as of June 30, 2011
(as a percentage of net assets)

U.S. Government Agency Obligatrions	38.7%
U.S, Treasury Obligations	30.5%
Corporate Bonds/Notes	24.3%
Collateralized Mortgage Obligations	2.5%
Municipal Bonds	0.6%
Other Bonds	04%
Foreign Government Bonds	0.4%
Other Assets and Liabilities — Net*	2.6%
Net Assets	100.0%
* Includes short-term investments.

Portfolio holdings are subject to change daily.

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011
Asset Table
Investments, at value
Corporate Bonds/Notes	$—	$945,936,199	$—	$945,936,199
Collateralized Mortgage Obligations	—	95,780,347	—	95,780,347
Municipal Bonds	—	25,378,763	—	25,378,763
Other Bonds	—	15,774,550	—	15,774,550
Short-Term Investments	157,718,635	538,926,612	—	696,645,247
U.S. Treasury Obligations	—	1,189,245,707	—	1,189,245,707
Foreign Government Bonds	—	14,413,492	—	14,413,492
U.S. Government Agency Obligations	—	1,505,977,160	—	1,505,977,160
Total Investments, at value	$157,718,635	$4,331,432,830	$—	$4,489,151,465

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

See Accompanying Notes to Financial Statements

ING AUSTRALIA INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 95.4%
		Consumer Discretionary: 3.6%
82,453		Crown Ltd.	$792,603	0.4
79,670		News Corp., Inc.	1,434,961	0.7
1,923,667		Other Securities	5,338,279	2.5
			7,565,843	3.6

		Consumer Staples: 8.2%
90,654		Coca-Cola Amatil Ltd.	1,112,312	0.5
330,702		Foster’s Group Ltd.	1,826,671	0.9
198,748		Wesfarmers Ltd.	6,811,439	3.2
208,757		Woolworths Ltd.	6,228,603	2.9
503,401		Other Securities	1,553,155	0.7
			17,532,180	8.2

		Energy: 7.0%
185,096		Oil Search Ltd.	1,325,029	0.6
182,672		Origin Energy Ltd.	3,105,915	1.5
150,034		Santos Ltd.	2,187,580	1.0
103,092		Woodside Petroleum Ltd.	4,548,100	2.1
35,408		WorleyParsons Ltd.	1,078,067	0.5
1,058,969		Other Securities	2,671,926	1.3
			14,916,617	7.0

		Financials: 35.7%
484,538		AMP Ltd.	2,548,133	1.2
30,057		ASX Ltd.	984,765	0.5
444,976		Australia & New Zealand Banking Group Ltd.	10,548,050	5.0
402,970		CFS Retail Property Trust	785,507	0.4
267,432		Commonwealth Bank of Australia	15,061,783	7.1
830,452		Dexus Property Group	786,769	0.4
1,129,563		Goodman Group	856,324	0.4
293,662		GPT Group	998,229	0.5
355,487		Insurance Australia Group	1,299,647	0.6
89,256		Lend Lease Corp., Ltd.	861,976	0.4
59,133		Macquarie Group Ltd.	1,994,874	0.9
586,121		Mirvac Group	788,328	0.4
372,333		National Australia Bank Ltd.	10,294,025	4.8
187,517		QBE Insurance Group Ltd.	3,480,311	1.6
408,966		Stockland	1,500,075	0.7
220,801		Suncorp-Metway Ltd.	1,929,988	0.9
363,383		Westfield Group	3,386,916	1.6
482,159		Westfield Retail Trust	1,405,465	0.7
516,336		Westpac Banking Corp.	12,387,785	5.8
1,734,263		Other Securities	3,950,566	1.8
			75,849,516	35.7

COMMON STOCK: (continued)
		Health Care: 3.1%
91,354		CSL Ltd.	$3,247,262	1.5
66,661		Sonic Healthcare Ltd.	922,486	0.4
470,497		Other Securities	2,516,297	1.2
			6,686,045	3.1

		Industrials: 6.2%
502,165		Asciano Group	887,817	0.4
253,749		Brambles Ltd.	1,972,932	0.9
247,700		Macquarie Airports Management Ltd.	889,492	0.4
276,370		QR National Ltd.	1,005,761	0.5
246,088		Transurban Group	1,382,296	0.6
2,640,425		Other Securities	7,148,253	3.4
			13,286,551	6.2

		Information Technology: 0.6%
81,675		Computershare Ltd.	780,157	0.4
65,109		Other Securities	428,192	0.2
			1,208,349	0.6

		Materials: 26.4%
424,873		Alumina Ltd.	973,078	0.5
209,698		Amcor Ltd.	1,624,934	0.8
550,746		BHP Billiton Ltd.	26,028,686	12.2
214,965		Fortescue Metals Group Ltd.	1,474,974	0.7
71,818		Iluka Resources Ltd.	1,299,127	0.6
279,516		Incitec Pivot Ltd.	1,164,105	0.5
131,001		Newcrest Mining Ltd.	5,308,112	2.5
62,335		Orica Ltd.	1,807,180	0.9
55,579		Oz Minerals Ltd.	790,882	0.4
74,783		Rio Tinto Ltd.	6,693,711	3.1
3,491,599		Other Securities	8,952,857	4.2
			56,117,646	26.4

		Telecommunication Services: 3.3%
2,135,424		Telstra Corp., Ltd.	6,635,572	3.1
200,820		Other Securities	424,272	0.2
			7,059,844	3.3

		Utilities: 1.3%
78,639		AGL Energy Ltd.	1,237,818	0.6
203,128	#	Spark Infrastructure Group	282,183	0.1
937,323		Other Securities	1,193,210	0.6
			2,713,211	1.3
		Total Common Stock
		(Cost $199,987,359)	202,935,802	95.4

SHORT-TERM INVESTMENTS: 2.2%
		Securities Lending Collateralcc: 0.7%
1,471,785		BNY Mellon Overnight Government Fund(1)
		(Cost $1,471,785)	1,471,785	0.7

See Accompanying Notes to Financial Statements

ING AUSTRALIA INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Shares		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 1.5%
3,131,000	Blackrock Liquidity Funds TempFund Portfolio—Class I
	(Cost $3,131,000)	$3,131,000	1.5

	Total Short-Term Investments
	(Cost $4,602,785)	4,602,785	2.2

	Total Investments in Securities
	(Cost $204,590,144)*	$207,538,587	97.6
	Assets in Excess of Other Liabilities	5,073,067	2.4
	Net Assets	$212,611,654	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2011.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

cc	Securities purchased with cash collateral for securities loaned.

(1)	Collateral received from brokers for securities lending was invested in these short-term investments.

*	Cost for federal income tax purposes is $204,694,745.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$7,017,435
Gross Unrealized Depreciation	(4,173,593)
Net Unrealized appreciation	$2,843,842

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$518,149	$7,047,694	$—	$7,565,843
Consumer Staples	2,228,657	15,303,523	—	17,532,180
Energy	—	14,916,617	—	14,916,617
Financials	—	75,849,516	—	75,849,516
Health Care	—	6,686,045	—	6,686,045
Industrials	—	13,286,551	—	13,286,551
Information Technology	—	1,208,349	—	1,208,349
Materials	921,552	55,148,967	47,127	56,117,646
Telecommunication Services	—	7,059,844	—	7,059,844
Utilities	—	2,713,211	—	2,713,211
Total Common Stock	3,668,358	199,220,317	47,127	202,935,802
Short-Term Investments	4,602,785	—	—	4,602,785
Total Investments, at value	$8,271,143	$199,220,317	$47,127	$207,538,587
Other Financial Instruments+
Futures	35,980	—	—	35,980
Forward Foreign Currency Contracts	—	90,091	—	90,091
Total Assets	$8,307,123	$199,310,408	$47,127	$207,664,658
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(123,547)	$—	$(123,547)
Total Liabilities	$—	$(123,547)	$—	$(123,547)

See Accompanying Notes to Financial Statements

ING AUSTRALIA INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended June 30, 2011:

	Beginning Balance 12/31/2010	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance 6/30/2011
Asset Table
Investments, at value
Common Stock	$—	$47,127	$—	$—	$—	$—	$—	$—	$47,127
Total Investments, at value	$—	$47,127	$—	$—	$—	$—	$—	$—	$47,127

As of June 30, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

At June 30, 2011, the following forward foreign currency contracts were outstanding for the ING Australia Index Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
The Bank of New York Mellon Corp.	Australian Dollar	9,000,000	Buy	07/28/11	$9,568,800	$9,617,695	$48,895
Credit Suisse First Boston	Australian Dollar	6,500,000	Buy	07/28/11	6,904,918	6,946,114	41,196
							$90,091

Barclays Bank PLC	Australian Dollar	1,000,000	Sell	07/28/11	$1,052,955	$1,068,633	$(15,678)
Citigroup, Inc.	Australian Dollar	1,500,000	Sell	07/28/11	1,584,875	1,602,949	(18,074)
Citigroup, Inc.	Australian Dollar	7,000,000	Sell	07/28/11	7,390,635	7,480,430	(89,795)
							$(123,547)

ING Australia Index Portfolio Open Futures Contracts on June 30, 2011:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
ASX SPI 200® Index	103	09/15/11	$12,707,082	$35,980
			$12,707,082	$35,980

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2011 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$90,091
Equity contracts	Net Assets — Unrealized appreciation*	35,980
Total Asset Derivatives		$126,071
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$123,547
Total Liability Derivatives		$123,547

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

See Accompanying Notes to Financial Statements

ING AUSTRALIA INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2011 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*	Futures	Total
Equity contracts	$—	$129,908	$129,908
Foreign exchange contracts	1,063,959	—	1,063,959
Total	$1,063,959	$129,908	$1,193,867

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*	Futures	Total
Equity contracts	$—	$35,980	$35,980
Foreign exchange contracts	(33,457)	—	(33,457)
Total	$(33,457)	$35,980	$2,523

*	Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements

ING EURO STOXX 50® INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 97.8%
		Consumer Discretionary: 7.6%
102,649		Bayerische Motoren Werke AG	$10,250,488	1.4
284,645		DaimlerChrysler AG	21,465,636	2.8
82,259		LVMH Moet Hennessy Louis Vuitton S.A.	14,781,795	1.9
394,829		Vivendi	11,005,114	1.5
			57,503,033	7.6

		Consumer Staples: 8.2%
237,498		Anheuser-Busch InBev NV	13,783,847	1.8
187,529		Carrefour S.A.	7,709,275	1.0
195,644		Groupe Danone	14,605,523	1.9
76,117		L’Oreal S.A.	9,878,068	1.3
495,850		Unilever NV	16,274,213	2.2
			62,250,926	8.2

		Energy: 9.1%
819,435		ENI S.p.A.	19,419,869	2.5
261,310		Repsol YPF S.A.	9,063,715	1.2
709,068		Total S.A.	40,993,921	5.4
			69,477,505	9.1

		Financials: 27.5%
144,442		Allianz AG	20,142,092	2.6
426,629		Assicurazioni Generali S.p.A.	8,994,433	1.2
592,079		AXA S.A.	13,440,369	1.8
2,695,100		Banco Santander Central Hispano S.A.	31,048,109	4.1
1,453,392		Banco Bilbao Vizcaya Argentaria S.A.	17,061,163	2.2
318,780		BNP Paribas	24,580,938	3.2
338,503		Credit Agricole S.A.	5,085,483	0.7
297,374		Deutsche Bank AG	17,551,278	2.3
62,267		Deutsche Boerse AG	4,727,931	0.6
1,233,144	**	ING Groep NV	15,196,746	2.0
4,460,741		Intesa Sanpaolo S.p.A.	11,878,031	1.6
51,403		Muenchener Rueckversicherungs AG	7,846,975	1.0
236,231		Societe Generale	13,991,108	1.8
29,133		Unibail	6,731,238	0.9
5,270,084		UniCredito Italiano S.p.A.	11,155,340	1.5
			209,431,234	27.5

		Health Care: 6.6%
264,057		Bayer AG	21,208,277	2.8
357,325		Sanofi-Aventis	28,743,620	3.8
			49,951,897	6.6

		Industrials: 11.1%
65,739		Alstom	4,049,196	0.5
138,459		Cie de Saint-Gobain	8,974,691	1.2
322,181		Koninklijke Philips Electronics NV	8,280,117	1.1
86,244		Schneider Electric S.A.	14,400,401	1.9

COMMON STOCK: (continued)
		Industrials: (continued)
275,630		Siemens AG	$37,877,533	5.0
169,597		Vinci S.A.	10,884,373	1.4
			84,466,311	11.1

		Information Technology: 3.4%
1,195,816		Nokia OYJ	7,713,898	1.0
295,158		SAP AG	17,895,036	2.4
			25,608,934	3.4

		Materials: 7.5%
90,758		Air Liquide	13,002,267	1.7
294,967		ArcelorMittal	10,257,923	1.3
293,489		BASF AG	28,768,363	3.8
229,208		CRH PLC	5,109,518	0.7
			57,138,071	7.5

		Telecommunication Services: 8.3%
951,307		Deutsche Telekom AG	14,844,415	1.9
609,441		France Telecom S.A.	12,958,919	1.7
3,313,461		Telecom Italia S.p.A.	4,609,021	0.6
1,270,808		Telefonica S.A.	31,038,065	4.1
			63,450,420	8.3

		Utilities: 8.5%
638,948		E.ON AG	18,161,815	2.4
2,034,952		Enel S.p.A.	13,296,811	1.7
425,611		Gaz de France	15,555,151	2.0
1,156,738		Iberdrola S.A.	10,291,321	1.4
132,034		RWE AG	7,335,457	1.0
			64,640,555	8.5
		Total Common Stock
		(Cost $666,157,423)	743,918,886	97.8

SHORT-TERM INVESTMENTS: 3.0%
		Securities Lending Collateralcc: 3.0%
22,808,176		BNY Mellon Overnight Government Fund(1)
		(Cost $22,808,176)	22,808,176	3.0
		Total Short-Term Investments
		(Cost $22,808,176)	22,808,176	3.0
		Total Investments in Securities (Cost $688,965,599)*	$766,727,062	100.8
		Liabilities in Excess of Other Assets	(5,687,034)	(0.8)
		Net Assets	$761,040,028	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2011.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

cc	Securities purchased with cash collateral for securities loaned.

**	Investment in affiliate

See Accompanying Notes to Financial Statements

ING EURO STOXX 50® INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

(1)	Collateral received from brokers for securities lending was invested in these short-term investments.

*	Cost for federal income tax purposes is $705,931,554.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$105,812,777
Gross Unrealized Depreciation	(42,482,300)
Net Unrealized appreciation	$63,330,477

Industry Allocation
as of June 30, 2011
(as a percentage of net assets)

Financials	27.5%
Industrials	11.1%
Energy	9.1%
Utilities	8.5%
Telecommunication Services	8.3%
Consumer Staples	8.2%
Consumer Discretionary	7.6%
Materials	7.5%
Health Care	6.6%
Information Technology	3.4%
Other Assets and Liabilities — Net*	2.2%
Net Assets	100.0%
* Includes short-term investments.

Portfolio holdings are subject to change daily.

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$—	$57,503,033	$—	$57,503,033
Consumer Staples		62,250,926	—	62,250,926
Energy	—	69,477,505	—	69,477,505
Financials	—	209,431,234	—	209,431,234
Health Care	—	49,951,897	—	49,951,897
Industrials	—	84,466,311	—	84,466,311
Information Technology	—	25,608,934	—	25,608,934
Materials	—	57,138,071	—	57,138,071
Telecommunication Services	—	63,450,420	—	63,450,420
Utilities	—	64,640,555	—	64,640,555
Total Common Stock	—	743,918,886	—	743,918,886
Short-Term Investments	22,808,176	—	—	22,808,176
Total Investments, at value	$22,808,176	$743,918,886	$—	$766,727,062
Other Financial Instruments+
Futures	461,131	—	—	461,131
Forward Foreign Currency Contracts	—	266,456	—	266,456
Total Assets	$23,269,307	$744,185,342	$—	$767,454,649
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(615,584)	$—	$(615,584)
Total Liabilities	$—	$(615,584)	$—	$(615,584)

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements

ING EURO STOXX 50® INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

At June 30, 2011 , the following forward foreign currency contracts were outstanding for the ING Euro STOXX 50® Index Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
The Bank of New York Mellon Corp.	EU Euro	12,000,000	Buy	07/28/11	$17,289,600	$17,387,777	$98,177
JP Morgan Chase & Co.	EU Euro	30,000,000	Buy	07/28/11	43,761,420	43,469,443	(291,977)
							$(193,800)
The Bank of New York Mellon Corp.	EU Euro	15,000,000	Sell	07/28/11	$21,903,000	$21,734,721	$168,279
The Bank of New York Mellon Corp.	EU Euro	15,000,000	Sell	07/28/11	21,435,000	21,734,722	(299,722)
JP Morgan Chase & Co.	EU Euro	2,000,000	Sell	07/28/11	2,874,078	2,897,963	(23,885)
							$(155,328)

ING Euro STOXX 50® Index Portfolio Open Futures Contracts on June 30, 2011:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Euro STOXX 50®	461	09/16/11	$19,039,531	$461,131
			$19,039,531	$461,131

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2011 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$266,456
Equity contracts	Net Assets — Unrealized appreciation*	461,131
Total Asset Derivatives		$727,587
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$615,584
Total Liability Derivatives		$615,584

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2011 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*	Futures	Total
Equity contracts	$—	$2,003,626	$2,003,626
Foreign exchange contracts	3,533,351	—	3,533,351
Total	$3,533,351	$2,003,626	$5,536,977

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*	Futures	Total
Equity contracts	$—	$640,113	$640,113
Foreign exchange contracts	(402,760)	—	(402,760)
Total	$(402,760)	$640,113	$237,353

*	Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements

ING FTSE 100 INDEX® PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED)

Shares		Value	Percentage of Net Assets

COMMON STOCK: 96.1%
	Consumer Discretionary: 5.5%
303,672	British Sky Broadcasting PLC	$4,122,698	0.7
99,927	Burberry Group PLC	2,323,778	0.4
434,146	Compass Group PLC	4,186,116	0.7
541,070	Kingfisher PLC	2,324,222	0.4
366,467	Marks & Spencer Group PLC	2,124,402	0.3
187,822	Pearson PLC	3,553,088	0.6
280,880	Reed Elsevier PLC	2,557,234	0.4
290,706	WPP PLC	3,641,936	0.6
1,453,614	Other Securities	8,209,695	1.4
		33,043,169	5.5

	Consumer Staples: 14.8%
461,188	British American Tobacco PLC	20,223,897	3.4
581,808	Diageo PLC	11,903,216	2.0
234,849	Imperial Tobacco Group PLC	7,818,735	1.3
430,979	J Sainsbury PLC	2,283,014	0.4
167,437	Reckitt Benckiser PLC	9,247,927	1.5
274,843	SABMiller PLC	10,031,945	1.7
1,836,891	Tesco PLC	11,868,158	2.0
302,638	Unilever PLC	9,764,964	1.6
606,337	WM Morrison Supermarkets PLC	2,900,098	0.5
199,112	Other Securities	2,656,065	0.4
		88,698,019	14.8

	Energy: 18.8%
778,269	BG Group PLC	17,671,377	3.0
4,352,536	BP PLC	32,047,804	5.4
322,799	Cairn Energy PLC	2,152,730	0.4
830,445	Royal Dutch Shell PLC — Class A	29,550,295	4.9
627,574	Royal Dutch Shell PLC — Class B	22,395,657	3.7
204,372	Tullow Oil PLC	4,069,901	0.7
336,379	Other Securities	4,522,991	0.7
		112,410,755	18.8

	Financials: 18.9%
661,319	Aviva PLC	4,655,070	0.8
2,813,574	Barclays PLC	11,542,314	2.0
4,115,668	HSBC Holdings PLC	40,805,897	6.8
179,858	Land Securities Group PLC	2,460,474	0.4
1,353,968	Legal & General Group PLC	2,564,988	0.4
9,277,538	Lloyds TSB Group PLC	7,290,626	1.2
1,253,542	Old Mutual PLC	2,683,379	0.5
582,963	Prudential PLC	6,731,388	1.1
4,059,618	Royal Bank of Scotland Group PLC	2,511,136	0.4

COMMON STOCK: (continued)
	Financials: (continued)
549,167	Standard Chartered PLC	$14,425,387	2.4
3,286,207	Other Securities	17,225,584	2.9
		112,896,243	18.9

	Health Care: 8.0%
321,490	AstraZeneca PLC	16,068,536	2.7
1,198,201	GlaxoSmithKline PLC	25,682,636	4.3
129,205	Shire PLC	4,039,826	0.7
205,049	Smith & Nephew PLC	2,197,450	0.3
		47,988,448	8.0

	Industrials: 4.6%
787,114	BAE Systems PLC	4,026,620	0.7
230,984	Experian Group Ltd.	2,942,265	0.5
432,364	Rolls-Royce Holdings PLC	4,477,533	0.7
65,211	Wolseley PLC	2,128,593	0.4
43,932,091	Other Securities	13,682,140	2.3
		27,257,151	4.6

	Information Technology: 1.0%
310,623	ARM Holdings PLC	2,920,988	0.5
358,320	Other Securities	2,936,467	0.5
		5,857,455	1.0

	Materials: 14.2%
306,287	Anglo American PLC	15,190,037	2.5
493,939	BHP Billiton PLC	19,408,799	3.3
346,646	Rio Tinto PLC	25,029,925	4.2
513,619	Xstrata PLC	11,312,697	1.9
821,473	Other Securities	13,582,874	2.3
		84,524,332	14.2

	Telecommunication Services: 6.4%
1,786,280	BT Group PLC	5,791,860	1.0
11,843,831	Vodafone Group PLC	31,405,722	5.2
106,664	Other Securities	951,822	0.2
		38,149,404	6.4

	Utilities: 3.9%
1,190,087	Centrica PLC	6,179,521	1.0
810,343	National Grid PLC	7,977,205	1.3
215,190	Scottish & Southern Energy PLC	4,812,870	0.8
561,148	Other Securities	4,596,992	0.8
		23,566,588	3.9
	Total Common Stock
	(Cost $484,006,419)	574,391,564	96.1

SHORT-TERM INVESTMENTS: 0.2%
	Securities Lending Collateralcc: 0.2%
1,031,781	BNY Mellon Overnight Government Fund(1)
	(Cost $1,031,781)	1,031,781	0.2
	Total Short-Term Investments
	(Cost $1,031,781)	1,031,781	0.2

See Accompanying Notes to Financial Statements

ING FTSE 100 INDEX® PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Shares		Value	Percentage of Net Assets
	Total Investments in Securities (Cost $485,038,200)*	$575,423,345	96.3
	Assets in Excess of Other Liabilities	21,985,233	3.7
	Net Assets	$597,408,578	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2011.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

cc	Securities purchased with cash collateral for securities loaned.

(1)	Collateral received from brokers for securities lending was invested in these short-term investments.

*	Cost for federal income tax purposes is $489,437,010.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$102,825,376
Gross Unrealized Depreciation	(15,114,510)
Net Unrealized appreciation	$87,710,866

Industry Allocation
as of June 30, 2011
(as a percentage of net assets)

Financials	18.9%
Energy	18.8%
Consumer Staples	14.8%
Materials	14.2%
Health Care	8.0%
Telecommunication Services	6.4%
Consumer Discretionary	5.5%
Industrials	4.6%
Utilities	3.9%
Information Technology	1.0%
Other Assets and Liabilities — Net*	3.9%
Net Assets	100.0%
* Includes short-term investments.

Portfolio holdings are subject to change daily.

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$—	$33,043,169	$—	$33,043,169
Consumer Staples	—	88,698,019	—	88,698,019
Energy	—	112,410,755	—	112,410,755
Financials	—	112,896,243	—	112,896,243
Health Care	—	47,988,448	—	47,988,448
Industrials	—	27,257,151	—	27,257,151
Information Technology	—	5,857,455	—	5,857,455
Materials	1,512,181	83,012,151	—	84,524,332
Telecommunication Services	951,822	37,197,582	—	38,149,404
Utilities	—	23,566,588	—	23,566,588
Total Common Stock	2,464,003	571,927,561	—	574,391,564
Short-Term Investments	1,031,781	—	—	1,031,781
Total Investments, at value	$3,495,784	$571,927,561	$—	$575,423,345
Other Financial Instruments+
Futures	157,967	—	—	157,967
Forward Foreign Currency Contracts	—	86,641	—	86,641
Total Assets	$3,653,751	$572,014,202	$—	$575,667,953
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(258,288)	$—	$(258,288)
Total Liabilities	$—	$(258,288)	$—	$(258,288)

See Accompanying Notes to Financial Statements

ING FTSE 100 INDEX® PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

At June 30, 2011 , the following forward foreign currency contracts were outstanding for the ING FTSE 100 Index® Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
The Bank of New York Mellon Corp.	British Pound	4,000,000	Buy	07/28/11	$6,557,600	$6,417,517	$(140,083)
Credit Suisse First Boston	British Pound	2,500,000	Buy	07/28/11	4,105,545	4,010,949	(94,596)
Credit Suisse First Boston	British Pound	10,000,000	Buy	07/28/11	16,058,980	16,043,793	(15,187)
							$(249,866)
Brown Brothers Harriman & Co.	British Pound	500,000	Sell	07/28/11	$822,909	$802,190	$20,719
Citigroup, Inc.	British Pound	1,000,000	Sell	07/28/11	1,630,273	1,604,379	25,894
JP Morgan Chase & Co.	British Pound	1,500,000	Sell	07/28/11	2,432,620	2,406,569	26,051
JP Morgan Chase & Co.	British Pound	1,000,000	Sell	07/28/11	1,618,356	1,604,379	13,977
JP Morgan Chase & Co.	British Pound	1,000,000	Sell	07/28/11	1,595,957	1,604,379	(8,422)
							$78,219

ING FTSE 100 Index® Portfolio Open Futures Contracts on June 30, 2011:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
FTSE 100 Index	252	09/16/11	$23,872,599	$157,967
			$23,872,599	$157,967

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2011 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$86,641
Equity contracts	Net Assets — Unrealized appreciation*	157,967
Total Asset Derivatives		$244,608
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$258,288
Total Liability Derivatives		$258,288

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2011 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*	Futures	Total
Equity contracts	$—	$560,384	$560,384
Foreign exchange contracts	677,978	—	677,978
Total	$677,978	$560,384	$1,238,362

See Accompanying Notes to Financial Statements

ING FTSE 100 INDEX® PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*	Futures	Total
Equity contracts	$—	$43,932	$43,932
Foreign exchange contracts	288,322	—	288,322
Total	$288,322	$43,932	$332,254

*	Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements

ING HANG SENG INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED)

Shares		Value	Percentage of Net Assets

COMMON STOCK: 96.4%
	Consumer Discretionary: 3.0%
966,000	Belle International Holdings	$2,040,857	1.2
269,079	Esprit Holdings Ltd.	840,739	0.5
1,177,028	Li & Fung Ltd.	2,352,513	1.3
		5,234,109	3.0

	Consumer Staples: 1.4%
249,286	China Resources Enterprise	1,021,437	0.6
165,000	Hengan International Group Co., Ltd.	1,483,690	0.8
		2,505,127	1.4

	Energy: 13.4%
851,000	China Coal Energy Co. — Class H	1,152,609	0.7
3,478,337	China Petroleum & Chemical Corp.	3,530,836	2.0
704,341	China Shenhua Energy Co., Ltd.	3,375,149	2.0
3,701,714	CNOOC Ltd.	8,718,948	5.0
4,372,604	PetroChina Co., Ltd.	6,422,417	3.7
		23,199,959	13.4

	Financials: 57.2%
1,747,000	AIA Group Ltd.	6,081,355	3.5
12,995,746	Bank of China Ltd.	6,360,875	3.7
1,374,047	Bank of Communications Co., Ltd.	1,320,192	0.8
317,784	Bank of East Asia Ltd.	1,308,315	0.8
766,629	BOC Hong Kong Holdings Ltd.	2,233,163	1.3
287,739	Cheung Kong Holdings Ltd.	4,225,458	2.4
12,454,107	China Construction Bank	10,367,860	6.0
1,541,911	China Life Insurance Co., Ltd.	5,323,802	3.1
846,991	China Overseas Land & Investment Ltd.	1,822,127	1.0
392,000	China Resources Land Ltd.	711,547	0.4
508,706	Hang Lung Properties Ltd.	2,091,620	1.2
158,443	Hang Seng Bank Ltd.	2,534,513	1.5
203,024	Henderson Land Development Co., Ltd.	1,312,864	0.8
212,241	Hong Kong Exchanges and Clearing Ltd.	4,469,131	2.6
2,493,550	HSBC Holdings PLC	24,798,080	14.3
12,589,340	Industrial and Commercial Bank of China Ltd.	9,602,476	5.5
494,176	New World Development Ltd.	750,268	0.4
355,216	Ping An Insurance Group Co. of China Ltd.	3,684,186	2.1
544,241	Sino Land Co.	875,311	0.5
319,555	Sun Hung Kai Properties Ltd.	4,671,120	2.7

COMMON STOCK: (continued)
	Financials: (continued)
150,091	Swire Pacific Ltd.	$2,209,781	1.3
314,637	Wharf Holdings Ltd.	2,194,127	1.3
		98,948,171	57.2

	Industrials: 4.9%
244,818	Cathay Pacific Airways Ltd.	569,511	0.3
228,285	China Merchants Holdings International Co., Ltd.	885,823	0.5
264,811	Citic Pacific Ltd.	663,683	0.4
336,697	Cosco Pacific Ltd.	594,396	0.3
442,464	Hutchison Whampoa Ltd.	4,794,076	2.8
299,143	MTR Corp.	1,063,967	0.6
		8,571,456	4.9

	Information Technology: 3.3%
209,375	Tencent Holdings Ltd.	5,714,344	3.3

	Materials: 0.4%
817,728	Aluminum Corp. of China Ltd.	704,382	0.4

	Telecommunication Services: 7.9%
1,247,601	China Mobile Ltd.	11,614,897	6.7
977,110	China Unicom Ltd.	1,983,549	1.2
		13,598,446	7.9

	Utilities: 4.9%
391,654	China Resources Power Holdings Co.	765,777	0.4
373,931	CLP Holdings Ltd.	3,317,173	1.9
981,458	Hong Kong & China Gas	2,232,724	1.3
287,322	HongKong Electric Holdings	2,174,752	1.3
		8,490,426	4.9
	Total Common Stock
	(Cost $150,810,564)	166,966,420	96.4
SHORT-TERM INVESTMENTS: 0.9%
	Securities Lending Collateralcc: 0.9%
1,477,758	BNY Mellon Overnight Government Fund(1)
	(Cost $1,477,758)	1,477,758	0.9
	Total Short-Term Investments
	(Cost $1,477,758)	1,477,758	0.9
	Total Investments in Securities (Cost $152,288,322)*	$168,444,178	97.3
	Assets in Excess of Other Liabilities	4,649,618	2.7
	Net Assets	$173,093,796	100.0

cc	Securities purchased with cash collateral for securities loaned.

(1)	Collateral received from brokers for securities lending was invested in these short-term investments.

*	Cost for federal income tax purposes is $155,021,646.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$18,727,759
Gross Unrealized Depreciation	(5,305,227)
Net Unrealized appreciation	$13,422,532

See Accompanying Notes to Financial Statements

ING HANG SENG INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Industry Allocation
as of June 30, 2011
(as a percentage of net assets)

Financials	57.2%
Energy	13.4%
Telecommunication Services	7.9%
Industrials	4.9%
Utilities	4.9%
Information Technology	3.3%
Consumer Discretionary	3.0%
Consumer Staples	1.4%
Materials	0.4%
Other Assets and Liabilities — Net*	3.6%
Net Assets	100.0%
* Includes short-term investments.

Portfolio holdings are subject to change daily.

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$—	$5,234,109	$—	$5,234,109
Consumer Staples	—	2,505,127	—	2,505,127
Energy	—	23,199,959	—	23,199,959
Financials	—	98,948,171	—	98,948,171
Industrials	—	8,571,456	—	8,571,456
Information Technology	—	5,714,344	—	5,714,344
Materials	—	704,382	—	704,382
Telecommunication Services	—	13,598,446	—	13,598,446
Utilities	2,174,752	6,315,674	—	8,490,426
Total Common Stock	2,174,752	164,791,668	—	166,966,420
Short-Term Investments	1,477,758	—	—	1,477,758
Total Investments, at value	$3,652,510	$164,791,668	$—	$168,444,178
Other Financial Instruments+
Futures	58,435	—	—	58,435
Total Assets	$3,710,945	$164,791,668	$—	$168,502,613

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

See Accompanying Notes to Financial Statements

ING HANG SENG INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

ING Hang Seng Index Portfolio Open Futures Contracts on June 30, 2011:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Hang Seng Index	41	07/28/11	$5,908,400	$58,435
			$5,908,400	$58,435

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2011 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets — Unrealized appreciation*	$58,435
Total Asset Derivatives		$58,435

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2011 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(27,783)
Total	$(27,783)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$8,238
Total	$8,238

See Accompanying Notes to Financial Statements

ING INTERNATIONAL INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 94.7%
		Consumer Discretionary: 9.7%
27,705		DaimlerChrysler AG	$2,089,288	0.6
49,600		Honda Motor Co., Ltd.	1,910,936	0.5
7,977		LVMH Moet Hennessy Louis Vuitton S.A.	1,433,453	0.4
85,889		Toyota Motor Corp.	3,536,839	0.9
2,410,443		Other Securities	27,354,454	7.3
			36,324,970	9.7

		Consumer Staples: 9.8%
59,239		British American Tobacco PLC	2,597,734	0.7
77,745		Diageo PLC	1,590,586	0.4
107,853		Nestle S.A.	6,711,535	1.8
249,778		Tesco PLC	1,613,816	0.4
53,722		Unilever NV	1,763,201	0.5
32,205		Wesfarmers Ltd.	1,103,721	0.3
8,868		Wesfarmers Ltd. — Price Protected Shares	307,523	0.1
856,657		Other Securities	20,909,266	5.6
			36,597,382	9.8

		Energy: 7.6%
101,251		BG Group PLC	2,299,006	0.6
585,697		BP PLC	4,312,497	1.2
74,919		ENI S.p.A.	1,775,513	0.5
108,752		Royal Dutch Shell PLC — Class A	3,869,797	1.0
83,075		Royal Dutch Shell PLC — Class B	2,964,621	0.8
64,111		Total S.A.	3,706,501	1.0
431,847		Other Securities	9,360,797	2.5
			28,288,732	7.6

		Financials: 22.2%
13,875		Allianz AG	1,934,836	0.5
79,994		Australia & New Zealand Banking Group Ltd.	1,896,239	0.5
259,901		Banco Santander Central Hispano S.A.	2,994,113	0.8
345,247		Barclays PLC	1,416,330	0.4
131,660		Banco Bilbao Vizcaya Argentaria S.A.	1,545,538	0.4
28,577		BNP Paribas	2,203,556	0.6
46,963		Commonwealth Bank of Australia	2,644,958	0.7
28,623		Deutsche Bank AG	1,689,355	0.5
537,226		HSBC Holdings PLC	5,326,472	1.4
118,178	**,@	ING Groep NV	1,456,376	0.4
396,921		Mitsubishi UFJ Financial Group, Inc.	1,934,330	0.5
64,718		National Australia Bank Ltd.	1,789,282	0.5
71,942		Standard Chartered PLC	1,889,755	0.5

COMMON STOCK: (continued)
		Financials: (continued)
110,553		UBS AG — Reg	$2,017,545	0.5
92,985		Westpac Banking Corp.	2,230,869	0.6
9,938,468		Other Securities	50,007,822	13.4
			82,977,376	22.2

		Health Care: 8.2%
43,441		AstraZeneca PLC	2,171,244	0.6
25,017		Bayer AG	2,009,292	0.5
160,180		GlaxoSmithKline PLC	3,433,351	0.9
71,139		Novartis AG	4,359,904	1.2
12,744		Novo-Nordisk A/S	1,596,560	0.4
21,728		Roche Holding AG —Genusschein	3,637,719	1.0
33,797		Sanofi-Aventis	2,718,668	0.7
1,585	#	Synthes, Inc.	278,824	0.1
29,830		Teva Phaemaceutical Industries Ltd.	1,438,679	0.4
276,702		Other Securities	9,040,565	2.4
			30,684,806	8.2

		Industrials: 12.5%
69,766		ABB Ltd.	1,812,682	0.5
25,178		Siemens AG	3,460,003	0.9
9,258,599		Other Securities	41,605,774	11.1
			46,878,459	12.5

		Information Technology: 4.4%
34,600		Canon, Inc.	1,645,795	0.4
26,462		SAP AG	1,604,356	0.4
1,224,459		Other Securities	13,410,822	3.6
			16,660,973	4.4

		Materials: 10.8%
39,554		Anglo American PLC	1,961,646	0.5
27,789		BASF AG	2,723,932	0.7
99,055		BHP Billiton Ltd.	4,681,417	1.3
65,645		BHP Billiton PLC	2,579,449	0.7
44,187		Rio Tinto PLC	3,190,567	0.9
1,906,781		Other Securities	25,221,162	6.7
			40,358,173	10.8

		Telecommunication Services: 5.1%
127,951		Telefonica S.A.	3,125,060	0.8
1,632,169		Vodafone Group PLC	4,327,945	1.2
1,696,754		Other Securities	11,789,872	3.1
			19,242,877	5.1

		Utilities: 4.4%
56,827		E.ON AG	1,615,282	0.4
1,625,325		Other Securities	14,897,179	4.0
			16,512,461	4.4
		Total Common Stock
		(Cost $256,068,679)	354,526,209	94.7

See Accompanying Notes to Financial Statements

ING INTERNATIONAL INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets

PREFERRED STOCK: 0.4%
		Consumer Discretionary: 0.4%
13,371		Other Securities	$1,454,162	0.4
		Total Preferred Stock
		(Cost $728,014)	1,454,162	0.4

RIGHTS: 0.0%

15,860		Other Securities	—	—
		Financials: 0.0%
26,155		Other Securities	1,972	0.0
		Total Rights
		(Cost $—)	1,972	0.0

WARRANTS: 0.0%
		Consumer Staples: 0.0%
17,122		Other Securities	2,230	0.0
		Financials: —%
26,395		Other Securities	—	—
		Total Warrants
		(Cost $—)	2,230	0.0
		Total Long-Term Investments
		(Cost $256,796,693)	355,984,573	95.1

SHORT-TERM INVESTMENTS: 5.4%
		Securities Lending Collateralcc: 4.0%
14,946,522		BNY Mellon Overnight Government Fund(1)	14,946,522	4.0
37,727	R	BNY Institutional Cash Reserves Fund, Series B(1)(2)	30,182	0.0
		Total Securities Lending Collateral
		(Cost $14,984,249)	14,976,704	4.0

		Mutual Funds: 1.4%
5,244,000		Blackrock Liquidity Funds TempFund Portfolio — Class I
		(Cost $5,244,000)	5,244,000	1.4
		Total Short-Term Investments
		(Cost $20,228,249)	20,220,704	5.4
		Total Investments in Securities (Cost $277,024,942)*	$376,205,277	100.5
		Liabilities in Excess of Other Assets	(2,018,465)	(0.5)
		Net Assets	$374,186,812	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2011.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.

R	Restricted Security

**	Investment in affiliate

(1)	Collateral received from brokers for securities lending was invested in these short-term investments.

(2)	On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

*	Cost for federal income tax purposes is $286,537,365.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$104,747,878
Gross Unrealized Depreciation	(15,079,966)
Net Unrealized appreciation	$89,667,912

Industry Allocation
as of June 30, 2011
(as a percentage of net assets)

Financials	22.2%
Industrials	12.5%
Materials	10.8%
Consumer Discretionary	10.1%
Consumer Staples	9.8%
Health Care	8.2%
Energy	7.6%
Telecommunication Services	5.1%
Information Technology	4.4%
Utilities	4.4%
Rights	—
Other Assets and Liabilities — Net*	4.9%
Net Assets	100.0%
* Includes short-term investments.

Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

ING INTERNATIONAL INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$1,159,686	$35,165,284	$—	$36,324,970
Consumer Staples	1,184,319	35,413,063	—	36,597,382
Energy	—	28,288,732	—	28,288,732
Financials	629,972	82,347,404	—	82,977,376
Health Care	600,283	30,084,523	—	30,684,806
Industrials	411,028	46,467,431	—	46,878,459
Information Technology	—	16,660,973	—	16,660,973
Materials	201,918	40,156,255	—	40,358,173
Telecommunication Services	960,145	18,282,732	—	19,242,877
Utilities	361,815	16,150,646	—	16,512,461
Total Common Stock	5,509,166	349,017,043	—	354,526,209
Preferred Stock	—	1,454,162	—	1,454,162
Rights	1,972	—	—	1,972
Warrants	2,230	—	—	2,230
Short-Term Investments	20,190,522	—	30,182	20,220,704
Total Investments, at value	$25,703,890	$350,471,205	$30,182	$376,205,277
Other Financial Instruments+
Futures	398,660	—	—	398,660
Forward Foreign Currency Contracts	—	63,880	—	63,880
Total Assets	$26,102,550	$350,535,085	$30,182	$376,667,817
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(76,203)	$—	$(76,203)
Total Liabilities	$—	$(76,203)	$—	$(76,203)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended June 30, 2011:

	Beginning Balance 12/31/2010	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance 6/30/2011
Asset Table
Investments, at value
Corporate Bonds/Notes	$16,754	$—	($15,058)	$—	($12,630)	$10,934	$—	$—	$—
Short-Term Investments	30,182	—	—	—	—	—	—	—	30,182
Total Investments, at value	$30,182	$—	$—	$—	$—	$—	$—	$—	$30,182

As of June 30, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

See Accompanying Notes to Financial Statements

ING INTERNATIONAL INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

At June 30, 2011 , the following forward foreign currency contracts were outstanding for the ING International Index Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman & Co.	Australian Dollar	500,000	Buy	07/28/11	$521,970	$534,316	$12,346
Brown Brothers Harriman & Co.	EU Euro	500,000	Buy	07/28/11	740,441	724,490	(15,951)
Credit Suisse First Boston	British Pound	300,000	Buy	07/28/11	492,665	481,313	(11,352)
JP Morgan Chase & Co.	EU Euro	900,000	Buy	07/28/11	1,312,843	1,304,084	(8,759)
JP Morgan Chase & Co.	EU Euro	800,000	Buy	07/28/11	1,125,270	1,159,186	33,916
JP Morgan Chase & Co.	British Pound	300,000	Buy	07/28/11	499,937	481,314	(18,623)
JP Morgan Chase & Co.	British Pound	1,000,000	Buy	07/28/11	1,625,897	1,604,379	(21,518)
JP Morgan Chase & Co.	Japanese Yen	100,000,000	Buy	07/28/11	1,224,714	1,242,332	17,618
							$(12,323)

ING International Index Portfolio Open Futures Contracts on June 30, 2011:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Mini MSCI EAFE Index	217	09/16/11	$18,617,515	$398,660
			$18,617,515	$398,660

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2011 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$63,880
Equity contracts	Net Assets — Unrealized appreciation*	398,660
Total Asset Derivatives		$462,540
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$76,203
Total Liability Derivatives		$76,203

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2011 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions**	Futures	Total
Equity contracts	$—	$1,025,065	$1,025,065
Foreign exchange contracts	14,259	—	14,259
Total	$14,259	$1,025,065	$1,039,324

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions**	Futures	Total
Equity contracts	$—	$366,775	$366,775
Foreign exchange contracts	294,309	—	294,309
Total	$294,309	$366,775	$661,084

*	Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements

ING JAPAN TOPIX INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED)

Shares		Value	Percentage of Net Assets

COMMON STOCK: 99.6%
	Consumer Discretionary: 19.2%
105,100	Bridgestone Corp.	$2,421,559	0.5
73,800	Denso Corp.	2,744,803	0.6
277,600	Honda Motor Co., Ltd.	10,695,076	2.3
424,600	Nissan Motor Co., Ltd.	4,462,212	0.9
383,300	Panasonic Corp.	4,687,477	1.0
188,700	Sony Corp.	4,978,900	1.0
423,100	Toyota Motor Corp.	17,422,914	3.7
6,026,845	Other Securities	43,780,277	9.2
		91,193,218	19.2

	Consumer Staples: 6.1%
760	Japan Tobacco, Inc.	2,933,655	0.6
94,900	Kao Corp.	2,495,319	0.5
135,000	Seven & I Holdings Co., Ltd.	3,630,687	0.8
1,704,994	Other Securities	19,834,253	4.2
		28,893,914	6.1

	Energy: 1.7%
384	Inpex Holdings, Inc.	2,838,983	0.6
390,710	JX Holdings, Inc.	2,627,933	0.6
303,600	Other Securities	2,394,126	0.5
		7,861,042	1.7

	Financials: 16.5%
1,769	Dai-ichi Life Insurance Co., Ltd.	2,480,737	0.5
232,000	Mitsubishi Estate Co., Ltd.	4,071,590	0.9
2,515,900	Mitsubishi UFJ Financial Group, Inc.	12,260,827	2.6
156,000	Mitsui Fudosan Co., Ltd.	2,686,772	0.6
4,056,500	Mizuho Financial Group, Inc.	6,667,380	1.4
99,111	Mitsui Sumitomo Insurance Group Holdings, Inc.	2,319,877	0.5
698,600	Nomura Holdings, Inc.	3,447,376	0.7
253,352	Sumitomo Mitsui Financial Group, Inc.	7,812,030	1.7
126,000	Tokio Marine Holdings, Inc.	3,527,293	0.7
6,076,792	Other Securities	32,779,570	6.9
		78,053,452	16.5

	Health Care: 5.9%
77,500	Astellas Pharma, Inc.	3,007,085	0.6
118,400	Daiichi Sankyo Co., Ltd.	2,313,662	0.5
81,700	Otsuka Holdings Co. Ltd.	2,161,834	0.4
131,800	Takeda Pharmaceutical Co., Ltd.	6,091,390	1.3
661,404	Other Securities	14,496,257	3.1
		28,070,228	5.9

COMMON STOCK: (continued)
	Industrials: 21.7%
294	Central Japan Railway Co.	$2,311,220	0.5
58,000	East Japan Railway Co.	3,321,707	0.7
35,000	Fanuc Ltd.	5,852,807	1.2
231,700	Itochu Corp.	2,409,878	0.5
167,800	Komatsu Ltd.	5,239,243	1.1
265,600	Mitsubishi Corp.	6,634,120	1.4
339,000	Mitsubishi Electric Corp.	3,937,861	0.8
564,000	Mitsubishi Heavy Industries Ltd.	2,652,055	0.6
286,300	Mitsui & Co., Ltd.	4,950,163	1.1
182,800	Sumitomo Corp.	2,486,859	0.5
10,030,094	Other Securities	62,897,181	13.3
		102,693,094	21.7

	Information Technology: 12.5%
208,766	Canon, Inc.	9,930,232	2.1
75,200	Fuji Photo Film Co., Ltd.	2,345,412	0.5
755,146	Hitachi Ltd.	4,481,794	0.9
27,900	Kyocera Corp.	2,840,722	0.6
34,900	Murata Manufacturing Co., Ltd.	2,333,360	0.5
19,200	Nintendo Co., Ltd.	3,605,535	0.8
664,000	Toshiba Corp.	3,500,838	0.7
2,504,753	Other Securities	30,280,913	6.4
		59,318,806	12.5

	Materials: 8.5%
83,400	JFE Holdings, Inc.	2,293,638	0.5
907,000	Nippon Steel Corp.	2,942,446	0.6
56,800	Shin-Etsu Chemical Co., Ltd.	3,044,580	0.6
6,329,754	Other Securities	32,196,591	6.8
		40,477,255	8.5

	Telecommunication Services: 4.2%
523	KDDI Corp.	3,762,952	0.8
125,300	Nippon Telegraph & Telephone Corp.	6,043,448	1.3
2,726	NTT DoCoMo, Inc.	4,868,476	1.0
143,300	Softbank Corp.	5,427,100	1.1
		20,101,976	4.2

	Utilities: 3.3%
133,100	Kansai Electric Power Co., Inc.	2,650,514	0.6
1,587,500	Other Securities	12,848,448	2.7
		15,498,962	3.3
	Total Common Stock
	(Cost $459,744,456)	472,161,947	99.6

See Accompanying Notes to Financial Statements

ING JAPAN TOPIX INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Shares		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 5.7%
	Securities Lending Collateralcc: 5.7%
27,013,823	BNY Mellon Overnight Government Fund(1)
	(Cost $27,013,823)	$27,013,823	$5.7
	Total Short-Term Investments
	(Cost $27,013,823)	27,013,823	5.7
	Total Investments in Securities (Cost $486,758,279)*	$499,175,770	105.3
	Liabilities in Excess of Other Assets	(24,966,673)	(5.3)
	Net Assets	$474,209,097	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2011.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

cc	Securities purchased with cash collateral for securities loaned.

(1)	Collateral received from brokers for securities lending was invested in these short-term investments.

*	Cost for federal income tax purposes is $491,278,771.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$37,784,134
Gross Unrealized Depreciation	(29,887,135)
Net Unrealized appreciation	$7,896,999

Industry Allocation
as of June 30, 2011
(as a percentage of net assets)

Industrials	21.7%
Consumer Discretionary	19.2%
Financials	16.5%
Information Technology	12.5%
Materials	8.5%
Consumer Staples	6.1%
Health Care	5.9%
Telecommunication Services	4.2%
Utilities	3.3%
Energy	1.7%
Other Assets and Liabilities — Net*	0.4%
Net Assets	100.0%
* Includes short-term investments.

Portfolio holdings are subject to change daily.

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$107,152	$91,086,066	$—	$91,193,218
Consumer Staples	—	28,893,914	—	28,893,914
Energy	—	7,861,042	—	7,861,042
Financials	4,669	78,048,783	—	78,053,452
Health Care	—	28,070,228	—	28,070,228
Industrials	111,767	102,581,327	—	102,693,094
Information Technology	—	59,318,806	—	59,318,806
Materials	—	40,477,255	—	40,477,255
Telecommunication Services	—	20,101,976	—	20,101,976
Utilities	77,809	15,421,153	—	15,498,962
Total Common Stock	301,397	471,860,550	—	472,161,947
Short-Term Investments	27,013,823	—	—	27,013,823
Total Investments, at value	$27,315,220	$471,860,550	$—	$499,175,770
Other Financial Instruments+
Futures	316,679	—	—	316,679
Forward Foreign Currency Contracts	—	493,763	—	493,763
Total Assets	$27,631,899	$472,354,313	$—	$499,986,212
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(65,011)	$—	$(65,011)
Total Liabilities	$—	$(65,011)	$—	$(65,011)

See Accompanying Notes to Financial Statements

ING JAPAN TOPIX INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

At June 30, 2011, the following forward foreign currency contracts were outstanding for the ING Japan TOPIX Index Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
The Bank of New York Mellon Corp.	Japanese Yen	1,200,000,000	Buy	07/28/11	$14,519,935	$14,907,989	$388,054
JP Morgan Chase & Co.	Japanese Yen	600,000,000	Buy	07/28/11	7,348,285	7,453,994	105,709
							$493,763

The Bank of New York Mellon Corp.	Japanese Yen	300,000,000	Sell	07/28/11	$3,710,116	$3,726,997	$(16,881)
Brown Brothers Harriman & Co.	Japanese Yen	300,000,000	Sell	07/28/11	3,691,268	3,726,998	(35,730)
JP Morgan Chase & Co.	Japanese Yen	200,000,000	Sell	07/28/11	2,472,264	2,484,664	(12,400)
							$(65,011)

ING Japan TOPIX Index Portfolio Open Futures Contracts on June 30, 2011:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Tokyo Price Index (TOPIX)	58	09/08/11	$6,120,241	$316,679
			$6,120,241	$316,679

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2011 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$493,763
Equity contracts	Net Assets — Unrealized appreciation*	316,679
Total Asset Derivatives		$810,442
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$65,011
Total Liability Derivatives		$65,011

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2011 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*	Futures	Total
Equity contracts	$—	$1,468,945	$1,468,945
Foreign exchange contracts	(1,951,577)	—	(1,951,577)
Total	$(1,951,577)	$1,468,945	$(482,632)

See Accompanying Notes to Financial Statements

ING JAPAN TOPIX INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*	Futures	Total
Equity contracts	$—	$124,237	$124,237
Foreign exchange contracts	409,106	—	409,106
Total	$409,106	$124,237	$533,343

*	Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements

ING WISDOMTREE(SM) GLOBAL HIGH-YIELDING EQUITY INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 98.4%
		Consumer Discretionary: 3.8%
14,183		DaimlerChrysler AG	$1,069,568	0.5
35,749		Vivendi	996,436	0.5
746,392		Other Securities	5,901,213	2.8
			7,967,217	3.8

		Consumer Staples: 9.3%
43,650		Altria Group, Inc.	1,152,796	0.6
35,729		British American Tobacco PLC	1,566,779	0.7
42,053		Nestle S.A.	2,616,897	1.3
24,800	S	Philip Morris International, Inc.	1,655,896	0.8
1,073,772		Other Securities	12,288,297	5.9
			19,280,665	9.3

		Energy: 8.5%
18,700		ConocoPhillips	1,406,053	0.7
92,802		ENI S.p.A.	2,199,324	1.1
53,783		Royal Dutch Shell PLC — Class B	1,919,305	0.9
52,474		Statoil ASA	1,328,432	0.6
49,748		Total S.A.	2,876,121	1.4
580,447		Other Securities	7,856,287	3.8
			17,585,522	8.5

		Financials: 26.9%
8,316		Allianz AG	1,159,646	0.6
79,835		Australia & New Zealand Banking Group Ltd.	1,892,470	0.9
40,446		AXA S.A.	918,136	0.4
56,300		Banco do Brasil S.A.	1,003,599	0.5
234,879		Banco Santander Central Hispano S.A.	2,705,855	1.3
80,044		Banco Bilbao Vizcaya Argentaria S.A.	939,625	0.5
16,737		BNP Paribas	1,290,580	0.6
45,940		Commonwealth Bank of Australia	2,587,343	1.3
253,411		HSBC Holdings PLC	2,512,512	1.2
64,070		National Australia Bank Ltd.	1,771,366	0.9
19,556		Royal Bank of Canada	1,117,862	0.5
104,002		Westpac Banking Corp.	2,495,186	1.2
4,053		Zurich Financial Services AG	1,025,570	0.5
19,323,174		Other Securities	34,238,229	16.5
			55,657,979	26.9

		Health Care: 10.0%
19,200		Abbott Laboratories	1,010,304	0.5
29,480		AstraZeneca PLC	1,473,453	0.7
108,973		GlaxoSmithKline PLC	2,335,763	1.1
31,400		Johnson & Johnson	2,088,728	1.0
45,800		Merck & Co., Inc.	1,616,282	0.8
39,910		Novartis AG	2,445,969	1.2

COMMON STOCK: (continued)
		Health Care: (continued)
110,000		Pfizer, Inc.	$2,266,000	1.1
11,619		Roche Holding AG —Genusschein	1,945,262	0.9
22,629		Sanofi-Aventis	1,820,302	0.9
152,597		Other Securities	3,789,487	1.8
			20,791,550	10.0

		Industrials: 4.6%
1,255,960		Other Securities	9,635,531	4.6

		Information Technology: 2.5%
382,427		Taiwan Semiconductor Manufacturing Co., Ltd.	963,815	0.5
869,150		Other Securities	4,155,298	2.0
			5,119,113	2.5

		Materials: 3.8%
12,080		BASF AG	1,184,105	0.6
1,214,563		Other Securities	6,756,362	3.2
			7,940,467	3.8

		Telecommunication Services: 16.7%
119,350	S	AT&T, Inc.	3,748,783	1.8
299,000		China Mobile Ltd.	2,783,626	1.3
108,248		Deutsche Telekom AG	1,689,127	0.8
91,714		France Telecom S.A.	1,950,171	0.9
591		NTT DoCoMo, Inc.	1,055,491	0.5
139,629		Telefonica S.A.	3,410,282	1.7
578,483		Telstra Corp., Ltd.	1,797,566	0.9
57,000	S	Verizon Communications, Inc.	2,122,110	1.0
1,140,198		Vodafone Group PLC	3,023,409	1.5
2,486,467		Other Securities	13,025,984	6.3
			34,606,549	16.7

		Telecommunications: 0.6%
476,981		Other Securities	1,145,980	0.6

		Utilities: 11.7%
53,773		E.ON AG	1,528,474	0.7
28,591		Electricite de France SA	1,120,914	0.6
195,465		Enel S.p.A.	1,277,210	0.6
48,633		Gaz de France	1,777,430	0.9
113,819		Iberdrola S.A.	1,012,630	0.5
16,133		RWE AG	896,306	0.4
2,390,510		Other Securities	16,545,675	8.0
			24,158,639	11.7
		Total Common Stock
		(Cost $180,929,511)	203,889,212	98.4

EXCHANGE-TRADED FUNDS: 0.2%
		Financials: 0.2%
8,000		Other Securities	380,800	0.2
		Total Exchange-Traded Funds
		(Cost $377,181)	380,800	0.2

See Accompanying Notes to Financial Statements

ING WISDOMTREE(SM) GLOBAL HIGH-YIELDING EQUITY INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Shares		Value	Percentage of Net Assets

RIGHTS: 0.0%
	Energy: 0.0%
1,600	Other Securities	$6,956	0.0

	Financials: 0.0%
83,250	Other Securities	6,278	0.0
	Total Rights
	(Cost $—)	13,234	0.0

WARRANTS: 0.0%
	Energy: 0.0%
6,355	Other Securities	4,147	0.0
	Total Warrants
	(Cost $—)	4,147	0.0
	Total Long-Term Investments
	(Cost $181,306,692)	204,287,393	98.6

SHORT-TERM INVESTMENTS: 0.7%
	Mutual Funds: 0.7%
1,446,000	Blackrock Liquidity Funds TempFund Portfolio — Class I
	(Cost $1,446,000)	1,446,000	0.7
	Total Short-Term Investments
	(Cost $1,446,000)	1,446,000	0.7
	Total Investments in Securities (Cost $182,752,692)*	$205,733,393	99.3
	Assets in Excess of Other Liabilities	1,534,110	0.7
	Net Assets	$207,267,503	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2011.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

S	All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

*	Cost for federal income tax purposes is $185,661,911.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$28,338,718
Gross Unrealized Depreciation	(8,267,236)
Net Unrealized appreciation	$20,071,482

Industry Allocation
as of June 30, 2011
(as a percentage of net assets)

Financials	27.1%
Telecommunication Services	16.7%
Utilities	11.7%
Health Care	10.0%
Consumer Staples	9.3%
Energy	8.5%
Industrials	4.6%
Consumer Discretionary	3.8%
Materials	3.8%
Information Technology	2.5%
Telecommunications	0.6%
Other Assets and Liabilities — Net*	1.4%
Net Assets	100.0%
* Includes short-term investments.

Portfolio holdings are subject to change daily.

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$1,551,403	$6,415,814	$—	$7,967,217
Consumer Staples	7,516,560	11,764,105	—	19,280,665
Energy	5,958,951	11,626,571	—	17,585,522
Financials	12,529,935	43,128,044	—	55,657,979
Health Care	8,840,325	11,951,225	—	20,791,550
Industrials	1,241,233	8,394,298	—	9,635,531
Information Technology	957,321	4,161,792	—	5,119,113
Materials	1,388,336	6,552,131	—	7,940,467
Telecommunication Services	10,345,326	24,261,223	—	34,606,549
Telecommunications	359,718	786,262	—	1,145,980
Utilities	8,241,128	15,917,511	—	24,158,639
Total Common Stock	58,930,236	144,958,976	—	203,889,212

See Accompanying Notes to Financial Statements

ING WISDOMTREE(SM) GLOBAL HIGH-YIELDING EQUITY INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011
Exchange-Traded Funds	$380,800	$—	$—	$380,800
Rights	6,278	—	6,956	13,234
Warrants	4,147	—	—	4,147
Short-Term Investments	1,446,000	—	—	1,446,000
Total Investments, at value	$60,767,461	$144,958,976	$6,956	$205,733,393
Other Financial Instruments+
Futures	58,837	—	—	58,837
Total Assets	$60,826,298	$144,958,976	$6,956	$205,792,230

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended June 30, 2011:

	Beginning Balance 12/31/2010	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance 6/30/2011
Asset Table
Investments, at value
Rights	$—	$—	$—	$—	$—	$6,956	$—	$—	$6,956
Total Investments, at value	$—	$—	$—	$—	$6,956	$—	$—	$—	$6,956

As of June 30, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $6,956.

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

ING WisdomTreeSM Global High-Yielding Equity Index Portfolio Open Futures Contracts on June 30, 2011:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Mini MSCI EAFE Index	20	09/16/11	$1,715,900	$44,311
S&P 500 E-Mini	9	09/16/11	591,975	14,526
			$2,307,875	$58,837

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2011 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets — Unrealized appreciation*	$58,837
Total Asset Derivatives		$58,837

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

See Accompanying Notes to Financial Statements

ING WISDOMTREE(SM) GLOBAL HIGH-YIELDING EQUITY INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2011 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures	Total
Equity contracts	$89,750	$89,750
Total	$89,750	$89,750

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures	Total
Equity contracts	$58,837	$58,837
Total	$58,837	$58,837

See Accompanying Notes to Financial Statements

ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited)

BOARD CONSIDERATIONS IN APPROVING THE
INVESTMENT ADVISORY AND SUB-ADVISORY
AGREEMENTS

Section 15 of the Investment Company Act of 1940, as amended (the “1940 Act”) provides, in substance, that, each new investment advisory agreement and sub-advisory agreement for a mutual fund must be approved by the board of directors of the fund, including a majority of the directors who have no direct or indirect interest in the agreement and who are not “interested persons” of the fund. Consistent with this requirement of the 1940 Act, the board of directors (the “Board”) of ING Variable Portfolios, Inc. (the “Company”) has established a process for considering the advisory and sub-advisory arrangements for any new series of the Company prior to the commencement of its operations.

Overview of the Review Process

At a meeting held on December 15, 2010, the Board of the Company, including all of the independent directors who are not “interested persons” of the Company (the “Independent Directors”), authorized the establishment of the ING Australia Index Portfolio (the “Australia Portfolio”). In connection with the establishment of the Australia Portfolio, the Board, including all of the Independent Directors, also voted to approve (i) an investment advisory agreement (the “Advisory Agreement”) for the Australia Portfolio with ING Investments, LLC (the “Adviser”), (ii) a sub-advisory agreement (the “IIM Agreement”) between the Adviser and ING Investment Management Co. (“IIM”), (iii) a sub-advisory agreement (the “IIM BV Agreement”) between the Adviser and ING Investment Management Advisors B.V. (“IIM BV”) and (iv) a sub-advisory agreement (the “IIM AP Agreement”) between the Adviser and ING Investment Management Asia/Pacific (Hong Kong) Limited (“IIM Asia/Pacific,” and collectively with IIM and IIM BV, the “Sub-Advisers”). The IIM Agreement, the IIM BV Agreement and the IIM AP Agreement are collectively referred to as the “Sub-Advisory Agreements”). Prior to voting such approvals, the Board received the affirmative recommendation of the Contracts Committee of the Board, which is a Committee of the Board comprised of all of the Independent Directors and exclusively of the Independent Directors.

The Contracts Committee recommended approval of the Advisory Agreement and the Sub-Advisory Agreements after completing an extensive review of information received from the Adviser and each Sub-Adviser in connection with the establishment of the Australia Portfolio and as part of the annual contract approval process for other ING Funds advised by the Adviser, and sub-advised by IIM and IIM BV. Such information included the following: (1) comparative data regarding management fees, including data regarding the fees charged by the Adviser and IIM for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those to be used in managing the Australia Portfolio; (2) comparative data regarding the proposed expense ratio of the Australia Portfolio and the expense ratio of a selected peer group of similar funds (the “Selected Peer Group”); (3) copies of each form of advisory agreement and sub-advisory agreement; (4) copies of the codes of ethics of the Adviser and of each Sub-Adviser, together with information relating to the manner in which each code is administered; (5) financial statements of the Adviser and of each Sub-Adviser; (6) profitability analyses for the Adviser and its affiliated companies with respect to the Australia Portfolio; (7) descriptions of the qualifications of the investment personnel expected to be responsible for managing the Australia Portfolio and their responsibilities with respect to managing other accounts or mutual funds; (8) descriptions of the services expected to be provided to the Australia Portfolio, including the investment strategies and techniques used by the Sub-Advisers in managing the Australia Portfolio; (9) data relating to brokerage practices, including practices with respect to the acquisition of research through “soft dollar” benefits received in connection with the Australia Portfolio’s brokerage; (10) descriptions of the business continuity and disaster recovery plans of the Adviser and the Sub-Advisers; (11) descriptions of various compliance programs of the Adviser and the Sub-Advisers, including the Adviser’s programs for monitoring and enforcing compliance with the ING Funds’ policies with respect to market-timing, late trading and selective portfolio disclosure; and (12) other information relevant to an evaluation of the nature, extent and quality of the services expected to be provided by the Adviser and the Sub-Advisers in response to a series of detailed questions presented by Goodwin Procter LLP, independent legal counsel (“Counsel”) on behalf of the Independent Directors. The Contracts Committee relied upon this information in evaluating the qualifications of the Adviser and each Sub-Adviser to manage the Australia Portfolio.

In addition, the Contracts Committee considered information relating specifically to the investment objectives and investment policies of the Australia Portfolio and the ability of the Adviser and each Sub-Adviser to pursue the Australia Portfolio’s investment objective by implementing these investment policies. The Board considered, among other things, each

ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

Sub-Adviser’s experience with the management of other index-based mutual funds and similar products, the unique characteristics of the index that the Australia Portfolio is proposed to track and whether the Sub-Advisers propose to use a replication or optimization strategy to manage the Australia Portfolio. Prior to voting to recommend approval of the Advisory Agreement and the Sub-Advisory Agreements for the Australia Portfolio, the Contracts Committee and/or the Board received presentations from the Adviser and IIM regarding the investment strategies to be used in pursuing the Australia Portfolio’s investment objective.

The Independent Directors were assisted by Counsel throughout this process. The Independent Directors relied upon the advice of Counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the Sub-Advisory Agreements and the weight to be given to each such factor. The conclusions reached by the Independent Directors were based on a comprehensive evaluation of all of the information provided and was not the result of any one factor. Moreover, each Independent Director may have afforded different weight to the various factors in reaching his or her conclusions with respect to the Advisory Agreement and each Sub-Advisory Agreement.

Nature, Extent and Quality of Services

In considering whether to approve the Advisory Agreement and the Sub-Advisory Agreements, the Board evaluated the nature, extent and quality of services that will be provided to the Australia Portfolio by the Adviser and by each Sub-Adviser. Specifically, the Board considered the quantity and quality of the resources available to provide such services and the qualifications of the individuals that will be responsible for performing various investment services for the Australia Portfolio. In this regard, the Board noted that initially IIM will manage all assets of the Australia Portfolio and that a further presentation will be made to the Board prior to allocating assets to either IIM AP or IIM BV. The Board also considered the quality of the compliance programs of the Adviser and of each Sub-Adviser, including the manner in which the Adviser and each Sub-Adviser will monitor for compliance with the investment policies and restrictions of the Australia Portfolio, the Codes of Ethics of the Adviser and each Sub-Adviser with respect to personal trading by employees with access to portfolio information, and other compliance related matters. The Board also considered the actions taken by the Adviser and each Sub-Adviser to establish and maintain effective disaster recovery and business continuity plans.

The Board noted that, in connection with its annual contract review process, it had considered a variety of other matters bearing on the nature, extent and quality of the services provided to all of the ING Funds, including the actions taken by the Adviser and its affiliated companies to administer the ING Funds’ policies and procedures for voting proxies, valuing the Funds’ assets, selective disclosure of portfolio holdings and preventing late-trading and frequent trading of Fund shares. With respect to these and related compliance matters, the Board had also considered the responsiveness of the Adviser and its affiliated companies over the course of the past several years to the inquiries of various regulatory authorities, including the U.S. Securities and Exchange Commission. The Board also took into account the efforts of the Adviser and its affiliated companies to reduce the expenses of the ING Funds, including fees and expenses for transfer agency, custody and audit services. The Board specifically noted that the Adviser and its affiliated companies have significantly reduced the brokerage costs of the ING Funds and their portfolio turnover rates, as well as the quantity of research acquired through the use of soft dollars from the ING Funds’ brokerage. The Board also noted the efforts of the Adviser to optimize the number of ING Funds and to standardize the asset management characteristics and policies across the ING mutual fund platform. Consideration was also given to the benefits that shareholders of the Australia Portfolio may realize because the Australia Portfolio is part of a larger ING family of mutual funds, including, in most cases, the ability of shareholders to exchange or transfer investments within the same class of shares among a wide variety of mutual funds without incurring additional sales charges.

The Board concluded that the nature, extent and quality of advisory and related services to be provided by the Adviser and the Sub-Advisers for the Australia Portfolio, taken as a whole, can be expected to be consistent with the terms of the Advisory Agreement and the Sub-Advisory Agreements and that the fees to be paid for such service are fair and reasonable.

The Board noted that the Australia Portfolio has no prior performance record. Based on this information, the Board concluded that the Sub-Advisers can be expected to achieve satisfactory performance in managing the portfolio of the Australia Portfolio.

ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (CONTINUED)

Management Fees, Sub-Advisory Fees and Expenses

Consideration was given to the proposed contractual investment advisory fee rates, inclusive of administrative fee rates, payable by the Australia Portfolio to the Adviser and its affiliated companies (referred to collectively as “management fees”) and the contractual sub-advisory fee rates payable by the Adviser to each Sub-Adviser for sub-advisory services. As part of its review, the Board considered the Australia Portfolio’s proposed management fee and total expense ratio, as compared to its proposed Selected Peer Group. In addition, the Directors received information regarding the fees charged by each Sub-Adviser to similarly-managed institutional accounts and other mutual funds, if any, and the comparability (or lack thereof) of the services provided by each Sub-Adviser in managing such accounts and other mutual funds to the services to be provided in managing the Australia Portfolio. The Board evaluated the reasonableness of the total fees received by the Adviser and its affiliates in the aggregate under the Advisory Agreement and the Sub-Advisory Agreements. After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-Advisers, the Board concluded with respect to the Australia Portfolio that the management fee to be charged to the Australia Portfolio for advisory, sub-advisory and related services is fair and reasonable and that the total expense ratio of the Australia Portfolio is reasonable.

Profitability

The Board considered information relating to the revenues, expenses, and profits expected to be realized by the Adviser and its affiliated companies attributable to performing advisory, sub-advisory and administrative services for the Funds. With respect to the Adviser and its affiliated companies, such information was prepared in accordance with a methodology approved by the Contracts Committee. The Board considered the profitability of the Adviser and its affiliated companies attributable to managing and operating the Australia Portfolio both with and without the profitability of the distributor of the Australia Portfolio and both before and after giving effect to any expenses expected to be incurred by the Adviser or any affiliated company in making revenue sharing or other payments to third parties, including affiliated insurance companies, for distribution and administrative services. The Board considered the total profits derived by the Adviser and its affiliates in the aggregate attributable to managing and operating the Australia Portfolio. The Board also considered other direct or indirect benefits that the Adviser and the Sub-Advisers, and any affiliated companies thereof, will derive from their relationships with the Australia Portfolio, including the receipt by ING U.S. Financial Services, an affiliate of the Adviser, of fees relating to the offering of bundled financial products, such as annuity contracts, and the receipt by the Sub-Advisers of “soft dollar” benefits from the Australia Portfolio’s brokerage. The Board concluded that, in light of the nature, extent and quality of the services provided, the profits expected to be realized by the Adviser and its affiliated companies, taken as a whole, with respect to providing advisory, sub-advisory and administrative services for the Australia Portfolio are reasonable.

In considering the reasonableness of the management fee of the Australia Portfolio, the Board considered the extent to which economies of scale can be expected to be realized by the Australia Portfolio’s Adviser and its affiliated companies, on the one hand, and by the Australia Portfolio, on the other hand, as the assets of the Australia Portfolio increase. The Board recognized the inherent difficulties in measuring precisely the impact of any economies of scale being realized by the Adviser and its affiliated companies with respect to their management of any one or more funds. The Board also reviewed information regarding the projected expense ratio of the Australia Portfolio in light of projected changes in the assets of the Australia Portfolio, noting that, as the assets of the Australia Portfolio increase, the fixed expenses of the Australia Portfolio, as a percentage of the total assets of the Australia Portfolio, can be expected to decrease. The Board considered such expense information in light of projections provided by the Adviser with respect to the future growth of assets of the Australia Portfolio. Based upon the foregoing, the Board concluded that the fee schedules for the Australia Portfolio can be expected to result in an equitable sharing among the Australia Portfolio, the Adviser and the Sub-Advisers of the benefits from economies of scale as assets grow.

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Investment Adviser
ING Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Administrator
ING Funds Services, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Distributor
ING Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Custodian
The Bank of New York Mellon
One Wall Street
New York, New York 10286

Legal Counsel
Goodwin Procter LLP
Exchange Place
53 State Street
Boston, Massachusetts 02109

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPSAR-AVIPALL (0611-081811)

Semi-Annual Report

June 30, 2011

Classes I and S

Domestic Equity Index Portfolios

■	ING Index Plus LargeCap Portfolio

■	ING Index Plus MidCap Portfolio

■	ING Index Plus SmallCap Portfolio

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

MUTUAL FUNDS

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the ING Funds’ website at www.inginvestment.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended December 31 is available without charge on the ING Funds’ website at www.inginvestment.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This report contains a summary portfolio of investments for certain Portfolios. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Portfolios’ Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Market Impact of the S&P Downgrade

Dear Shareholder,

After several weeks of partisan wrangling, Washington was finally able to reach an eleventh-hour agreement to raise the debt ceiling. The deal — which increases the debt ceiling by $2.4 trillion in two stages in exchange for a similar level of spending cuts over ten years — will allow the U.S. Treasury to fund itself in the global capital markets until early 2013 (i.e., shortly after the next presidential election). While the deal averted the worst-possible outcome — a U.S. government default — it left many difficult questions unanswered; namely, which programs will bear the brunt of the spending cuts and what to do about the country’s largest fiscal-spending challenges, health care and social security. These concerns, and the fractious debate that led to the debt ceiling increase, prompted Standard & Poor’s to downgrade the United States’ long-term debt, from AAA to AA+, on August 5.

The markets reacted strongly, taking investors on a roller coaster ride as stocks rose and plunged in the days following the downgrade. Investors already were concerned about evidence of slowing global economic growth; the downgrade refocused attention on the lack of confidence in the developed world and the U.S. in particular. It is possible that the downgrade could lead to higher interest rates over the long term, though we presently see no evidence of this. The Federal Reserve announced on August 9 that it would keep the federal funds target range at 0.00–0.25%, and that economic conditions were likely to warrant exceptionally low levels for the federal funds rate at least through mid-2013. As a result, many forecasters expect any long-term increase in interest rates to be relatively modest.

Nonetheless, we are concerned about the tightening of financial conditions caused by the equity sell-off and its effects on business and consumer confidence. Falling markets can lead to a pull-back by consumers and cause the economy to slow further. How can you protect yourself as an investor? Diversify across the globe. Don’t give up on the U.S. — we are still one of the most dynamic players on the world stage — but seek to spread your risks as widely as possible. Ask your financial advisor to help you devise a plan to optimize your portfolio’s diversification.

Thank you for your confidence in ING Funds. It is our privilege to serve your investment needs, and we look forward to continuing to do so in the future.

Sincerely,

Shaun Mathews

President and Chief Executive Officer

ING Funds

August 12, 2011

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice. Consider the fund’s investment objectives, risks, and charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

1

MARKET PERSPECTIVE:  SIX MONTHS ENDED JUNE 30, 2011

In our last report we noted that investor sentiment had turned distinctly positive, despite lingering concerns. By early May, investors seemed to have shrugged off these and two additional, unforeseeable crises, pushing global equities in the form of the MSCI World IndexSM measured in local currencies, including net reinvested dividends (“MSCI” for regions discussed below) up by 6%. But then doubts set in and as late as June 24 the index was down for the year, before a dramatic recovery in the last four days led to a return of 2.92% for the six-month period. (The MSCI World IndexSM returned 5.29% for the six-month period, measured in U.S. dollars.)

In the U.S. the year started off well enough, until economic and other news started to deteriorate.

By April 2011, the unemployment rate had improved to 8.8%, the lowest in 24 months, with more than 200,000 new private sector jobs being created monthly. But in May the rise in non-farm payrolls fell to just 54,000 and the unemployment rate rebounded to 9.1%, with 45.1% of those affected unemployed for more than 26 weeks.

Gross Domestic Product (“GDP”) growth, having accelerated to 3.1% (annualized), dropped to 1.9% in the latest quarter. By April 2011, consumer spending had scored ten straight monthly increases, but was losing momentum. In May, growth in spending stalled all together and in real terms was in decline. Purchasing managers’ indices initially signaled the busiest manufacturing and service sectors in five years, but then fell back.

In housing, sales of new and existing homes which had slumped after the expiry in April 2010 of a program of tax credits for home buyers, seemed to be stabilizing at low levels. But by May both were in decline again. The main disappointment however, was the confirmation in May of the “double dip” in housing prices, when the S&P/Case-Shiller 20-City Composite Home Price Index slipped below the trough recorded in April 2009. The index level reported in June was last seen in early 2003 and stood nearly one third below the peak of July 2006.

A slowdown of sorts was also taking place in China. Its economy grew at 10.3% in 2010, displacing Japan as the world’s second largest economy and the U.S. as the world’s biggest manufacturer. But such fast development has brought growth-threatening imbalances, including inflation above 5% and a housing bubble. The Bank of China increased banks’ reserve ratio requirements six times and raised interest rates twice in the first half of 2011, and by the end, the closely watched Chinese purchasing managers’ index was registering near-stagnation.

Arguably the largest single depressant to investors’ risk appetite was renewed anxiety about euro zone sovereign debt. Chronically low-growth Portugal became the third country in a year to request a bail-out. More importantly it became evident that the austerity measures imposed on Greece as a condition of its 2010 bail-out had not reduced its budget deficit sufficiently. Euro zone leaders’ openly bickered about what to do. Finally, in the last few days of June, the Greek parliament approved a new austerity and privatization package and tensions eased.

Other events moved markets – at least for a while. In January, popular revolt erupted in North Africa. By March, Libya, a significant oil producer, was effectively in a civil war, helping to lift the price of oil temporarily above $100 per barrel. The massive earthquake and tsunami that hit Japan on March 11 caused surprisingly extensive disruption of global supplies of electrical and digital components. Five days later global equities briefly touched their low point of the year.

In U.S. fixed income markets, the Barclays Capital U.S. Aggregate Bond Index of investment grade bonds rose 2.72% for the six-month period, mostly in April and May. Within this, the Barclays Capital U.S. Treasury Index returned 2.22%, underperforming the 3.16% on the Barclays Capital Corporate Investment Grade Bond Index for the six-month period. The Barclays Capital High Yield Bond – 2% Issuer Constrained Composite Index did better still, with a return of 4.98% for the six-month period.

U.S. equities, represented by the S&P 500® Index, including dividends, returned 6.02% for the six-month period, adding just 10 basis points after the best first quarter since 1998. Investors shrugged off the June 30th end of QE2, the program of quantitative easing announced last August, as the Greek debt crisis receded. The operating earnings of S&P 500® companies in the second quarter were on the cusp of beating their all time record of exactly four years earlier and, on that basis at least, valuations looked undemanding.

In currencies, euro zone angst during the six-month period vied with the perceived dollar-negative threat of another energy crisis. The U.S. dollar benefited periodically from safe haven status. But markets ended the quarter in a more sanguine mood and with the European Central Bank now raising interest rates, the U.S. dollar ultimately fell 7.91% against the euro, 3.43% against the pound and even lost 0.69% to the yen for the six-month period.

Internationally, the MSCI Japan® Index lost 5.16% for the six-month period, weighed down by the disruptive aftermath of natural disaster, as the economy re-entered recession. The MSCI Europe ex UK® Index returned 2.13% for the six-month period, boosted by a gain of 4.29% in the last four days. Market returns did not necessarily follow the pattern of the two-tier economy that had developed, with economic statistics favoring more soundly based countries at the expense of the peripherals. As in the U.S., measures of business activity and confidence deteriorated as the quarter ended. The MSCI UK® Index added 2.95% for the six-month period, defying the prospect of severe public spending cuts intended to eliminate an 11% budget deficit, GDP that had not grown from its mid 2010 level and inflation at 4.5%.

Parentheses denote a negative number.

All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.inginvestment.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

2

BENCHMARK DESCRIPTIONS

Index	Description
MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P/Case-Shiller 20-City Composite Home Price Index	A composite index of the home price index for the top 20 Metropolitan Statistical Areas in the United States. The index is published monthly by Standard & Poor’s.
Barclays Capital U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Barclays Capital U.S. Treasury Index	An unmanaged index that includes public obligations of the U.S. Treasury. Treasury bills, certain special issues, such as state and local government series bonds (SLGs), as well as U.S. Treasury TIPS and STRIPS, are excluded.
Barclays Capital Corporate Investment Grade Bond Index	The corporate component of the Barclays Capital U.S. Credit Index. The U.S. Credit Index includes publicly-issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. The index includes both corporate and non-corporate sectors. The corporate sectors are industrial, utility and finance, which includes both U.S. and non-U.S. corporations.
Barclays Capital High Yield Bond — 2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

3

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2011 to June 30, 2011. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension or retirement plan. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2011*	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2011*
ING Index Plus LargeCap Portfolio
Class I	$1,000.00	$1,056.30	0.44%	$2.24	$1,000.00	$1,022.61	0.44%	$2.21
Class S	1,000.00	1,054.80	0.69	3.52	1,000.00	1,021.37	0.69	3.46
ING Index Plus MidCap Portfolio
Class I	$1,000.00	$1,089.80	0.49%	$2.54	$1,000.00	$1,022.36	0.49%	$2.46
Class S	1,000.00	1,088.30	0.74	3.83	1,000.00	1,021.12	0.74	3.71
ING Index Plus SmallCap Portfolio
Class I	$1,000.00	$1,067.20	0.50%	$2.56	$1,000.00	$1,022.32	0.50%	$2.51
Class S	1,000.00	1,065.40	0.75	3.84	1,000.00	1,021.08	0.75	3.76

*	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

4

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2011 (UNAUDITED)

	ING Index Plus LargeCap Portfolio	ING Index Plus MidCap Portfolio	ING Index Plus SmallCap Portfolio
ASSETS:
Investments in securities at value+*	$771,306,504	$699,888,391	$313,738,302
Short-term investments at value**	15,138,253	47,644,514	28,533,311
Cash	—	—	135,345
Cash collateral for futures	562,599	1,046,400	349,530
Receivables:
Investment securities sold	559,009	13,644	1,151,609
Fund shares sold	123,191	2,639	9,083
Dividends and interest	898,106	598,147	257,243
Prepaid expenses	4,656	3,792	1,730

Total assets	788,592,318	749,197,527	344,176,153

LIABILITIES:
Payable for fund shares redeemed	50,142	1,163,270	343,974
Payable upon receipt of securities loaned	10,222,014	34,323,752	22,334,164
Payable to affiliates	285,552	288,899	138,253
Payable to custodian due to bank overdraft	47,134	23,441	—
Payable for directors fees	4,008	3,591	1,632
Other accrued expenses and liabilities	147,960	96,860	59,775

Total liabilities	10,756,810	35,899,813	22,877,798

NET ASSETS	$777,835,508	$713,297,714	$321,298,355

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$1,025,737,064	$762,116,374	$406,802,671
Undistributed net investment income	5,554,366	2,399,175	744,599
Accumulated net realized loss	(296,322,629)	(132,090,500)	(109,357,061)
Net unrealized appreciation	42,866,707	80,872,665	23,108,146

NET ASSETS	$777,835,508	$713,297,714	$321,298,355

+ Including securities loaned at value	$9,957,970	$33,477,092	$21,769,027
* Cost of investments in securities	$728,331,514	$618,909,778	$290,687,344
** Cost of short-term investments	$15,460,014	$48,214,752	$28,819,164

Class I:
Net assets	$623,507,809	$571,755,957	$215,587,581
Shares authorized	200,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	43,237,224	34,080,441	14,483,117
Net asset value and redemption price per share	$14.42	$16.78	$14.89
Class S:
Net assets	$154,327,699	$141,541,757	$105,710,774
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	10,775,714	8,522,453	7,169,325
Net asset value and redemption price per share	$14.32	$16.61	$14.74

See Accompanying Notes to Financial Statements

5

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)

	ING Index Plus LargeCap Portfolio	ING Index Plus MidCap Portfolio	ING Index Plus SmallCap Portfolio
INVESTMENT INCOME:
Dividends	$7,458,505	$4,924,846	$1,650,426
Securities lending income, net	39,959	39,636	40,754

Total investment income	7,498,464	4,334,482	1,691,180

EXPENSES:
Investment management fees	1,391,176	1,424,654	647,589
Distribution and service fees	204,476	181,047	134,274
Transfer agent fees	447	387	208
Administrative service fees	218,607	195,884	89,041
Shareholder reporting expense	34,591	38,365	16,137
Professional fees	29,666	27,367	16,290
Custody and accounting expense	35,797	36,738	26,421
Directors fees	5,624	4,989	2,272
Miscellaneous expense	20,943	24,162	13,233
Interest expense	190	—	—

Total expenses	1,941,517	1,933,593	945,465

Net investment income	5,556,947	2,400,889	745,715

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	80,080,226	72,574,261	38,595,156
Futures	103,333	619,277	(301,495)

Net realized gain	80,183,559	73,193,538	38,293,661

Net change in unrealized appreciation or depreciation on:
Investments	(41,925,016)	(14,731,115)	(18,375,377)
Futures	(86,037)	180,253	218,188

Net change in unrealized appreciation or depreciation	(42,011,053)	(14,550,862)	(18,157,189)

Net realized and unrealized gain	38,172,506	58,642,676	20,136,472

Increase in net assets resulting from operations	$43,729,453	$61,043,565	$20,882,187

See Accompanying Notes to Financial Statements

6

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Index Plus LargeCap Portfolio		ING Index Plus MidCap Portfolio
	Six Months Ended June 30, 2011	Year Ended December 31, 2010	Six Months Ended June 30, 2011	Year Ended December 31, 2010
FROM OPERATIONS:
Net investment income	$5,556,947	$13,611,093	$2,400,889	$5,147,320
Net realized gain	80,183,559	93,284,793	73,193,538	97,091,740
Net change in unrealized appreciation or depreciation	(42,011,053)	(4,842,464)	(14,550,862)	26,707,127

Increase in net assets resulting from operations	43,729,453	102,052,922	61,043,565	128,946,187

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	(11,279,156)	(12,854,302)	(4,379,527)	(5,687,907)
Class S	(2,480,156)	(3,027,104)	(768,280)	(1,213,000)

Total distributions	(13,759,312)	(15,881,406)	(5,147,807)	(6,900,907)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	5,125,918	7,721,772	12,830,143	21,583,457
Reinvestment of distributions	13,759,312	15,881,406	5,147,807	6,900,907

	18,885,230	23,603,178	17,977,950	28,484,364
Cost of shares redeemed	(73,754,034)	(170,313,253)	(55,050,760)	(107,195,884)

Net decrease in net assets resulting from capital share transactions	(54,868,804)	(146,710,075)	(37,072,810)	(78,711,520)

Net increase (decrease) in net assets	(24,898,663)	(60,538,559)	18,822,948	43,333,760

NET ASSETS:
Beginning of period	802,734,171	863,272,730	694,474,766	651,141,006

End of period	$777,835,508	$802,734,171	$713,297,714	$694,474,766

Undistributed net investment income at end of period	$5,554,366	$13,756,731	$2,399,175	$5,146,093

See Accompanying Notes to Financial Statements

7

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Index Plus SmallCap Portfolio
	Six Months Ended June 30, 2011	Year Ended December 31, 2010
FROM OPERATIONS:
Net investment income	$745,715	$2,715,279
Net realized gain	38,293,661	45,819,237
Net change in unrealized appreciation or depreciation	(18,157,189)	13,529,783

Increase in net assets resulting from operations	20,882,187	62,064,299

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	(1,729,487)	(1,452,197)
Class S	(599,221)	(526,966)

Total distributions	(2,328,708)	(1,979,163)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	7,247,262	17,091,543
Reinvestment of distributions	2,328,708	1,979,163

	9,575,970	19,070,706
Cost of shares redeemed	(31,561,450)	(55,074,577)

Net decrease in net assets resulting from capital share transactions	(21,985,480)	(36,003,871)

Net increase (decrease) in net assets	(3,432,001)	24,081,265

NET ASSETS:
Beginning of period	324,730,356	300,649,091

End of period	$321,298,355	$324,730,356

Undistributed net investment income at end of period	$744,599	$2,327,592

See Accompanying Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS (UNAUDITED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets							Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Net asset value, end of year or period	Total Return(1)		Expenses before reductions/ additions	Expenses net of fee waivers and/or recoupments, if any(2)		Expenses net of all reductions/ additions(2)		`Net investment income (loss)(2)		Net assets, end of year or period	Portfolio turnover rate

Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)		(%)		(%)		($000’s)	(%)
ING Index Plus LargeCap Portfolio
Class I
06-30-11	13.89	0.10	•	0.69	0.79	0.26	—	—	0.26	14.42	5.63		0.44	0.44		0.44		1.45		623,508	69
12-31-10	12.42	0.22	•	1.50	1.72	0.25	—	—	0.25	13.89	13.96		0.44	0.44	†	0.44	†	1.75	†	631,278	157
12-31-09	10.44	0.21	•	2.12	2.33	0.35	—	—	0.35	12.42	23.20		0.45	0.45	†	0.45	†	2.01	†	678,612	142
12-31-08	18.13	0.25	•	(6.57)	(6.32)	0.30	1.07	—	1.37	10.44	(37.21)		0.47	0.47	†	0.47	†	1.70	†	680,918	175
12-31-07	17.48	0.29	•	0.58	0.87	0.22	—	—	0.22	18.13	5.03	††	0.44	0.44	†	0.44	†	1.62	†	2,323,707	121
12-31-06	15.42	0.23	•	2.00	2.23	0.17	—	—	0.17	17.48	14.58		0.43	0.43	†	0.43	†	1.46	†	2,352,193	128
Class S
06-30-11	13.78	0.08	•	0.68	0.76	0.22	—	—	0.22	14.32	5.48		0.69	0.69		0.69		1.20		154,328	69
12-31-10	12.33	0.19	•	1.48	1.67	0.22	—	—	0.22	13.78	13.63		0.69	0.69	†	0.69	†	1.50	†	171,456	157
12-31-09	10.34	0.18	•	2.12	2.30	0.31	—	—	0.31	12.33	23.01		0.70	0.70	†	0.70	†	1.76	†	184,661	142
12-31-08	17.99	0.21	•	(6.51)	(6.30)	0.28	1.07	—	1.35	10.34	(37.40)		0.72	0.72	†	0.72	†	1.53	†	184,760	175
12-31-07	17.32	0.25	•	0.57	0.82	0.15	—	—	0.15	17.99	4.77	††	0.69	0.69	†	0.69	†	1.38	†	319,717	121
12-31-06	15.30	0.18	•	1.99	2.17	0.15	—	—	0.15	17.32	14.28		0.68	0.68	†	0.68	†	1.13	†	209,440	128

ING Index Plus MidCap Portfolio
Class I
06-30-11	15.51	0.06		1.34	1.40	0.13	—	—	0.13	16.78	8.98		0.49	0.49		0.49		0.73		571,756	52
12-31-10	12.85	0.11	•	2.70	2.81	0.15	—	—	0.15	15.51	21.91		0.48	0.48	†	0.48	†	0.84	†	549,499	162
12-31-09	9.94	0.15	•	2.95	3.10	0.19	—	—	0.19	12.85	31.71		0.52	0.52	†	0.52	†	1.38	†	512,163	132
12-31-08	18.33	0.22		(6.37)	(6.15)	0.22	2.02	—	2.24	9.94	(37.56)		0.52	0.52	†	0.52	†	1.14	†	447,503	113
12-31-07	18.89	0.21		0.83	1.04	0.15	1.45	—	1.60	18.33	5.50	††	0.49	0.49	†	0.49	†	1.06	†	1,177,708	127
12-31-06	18.69	0.17	•	1.57	1.74	0.12	1.42	—	1.54	18.89	9.44		0.49	0.49	†	0.49	†	0.92	†	1,148,074	84
Class S
06-30-11	15.34	0.05		1.31	1.36	0.09	—	—	0.09	16.61	8.83		0.74	0.74		0.74		0.47		141,542	52
12-31-10	12.72	0.08	•	2.66	2.74	0.12	—	—	0.12	15.34	21.57		0.73	0.73	†	0.73	†	0.59	†	144,975	162
12-31-09	9.82	0.12	•	2.93	3.05	0.15	—	—	0.15	12.72	31.47		0.77	0.77	†	0.77	†	1.13	†	138,978	132
12-31-08	18.13	0.14		(6.26)	(6.12)	0.17	2.02	—	2.19	9.82	(37.73)		0.77	0.77	†	0.77	†	0.91	†	124,308	113
12-31-07	18.69	0.15		0.84	0.99	0.10	1.45	—	1.55	18.13	5.26	††	0.74	0.74	†	0.74	†	0.81	†	245,948	127
12-31-06	18.53	0.12		1.55	1.67	0.09	1.42	—	1.51	18.69	9.12		0.74	0.74	†	0.74	†	0.63	†	227,616	84

See Accompanying Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions						Ratios to average net assets							Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions	Expenses net of fee waivers and/or recoupments, if any(2)		Expenses net of all reductions/ additions(2)		Net investment income (loss)(2)		Net assets, end of year or period	Portfolio turnover rate

Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000’s)	(%)
ING Index Plus SmallCap Portfolio
Class I
06-30-11	14.06	0.04	•	0.91	0.95	0.12	—	—	0.12	14.89	6.72	0.50	0.50		0.50		0.54		215,588	65
12-31-10	11.52	0.12	•	2.51	2.63	0.09	—	—	0.09	14.06	22.84	0.49	0.49	†	0.49	†	0.99	†	215,343	160
12-31-09	9.41	0.09	•	2.20	2.29	0.18	—	—	0.18	11.52	24.85	0.52	0.52	†	0.52	†	0.90	†	197,476	98
12-31-08	15.19	0.14	•	(4.97)	(4.83)	0.12	0.83	—	0.95	9.41	(33.58)	0.52	0.52	†	0.52	†	1.10	†	201,978	100
12-31-07	17.99	0.12		(1.07)	(0.95)	0.08	1.77	—	1.85	15.19	(6.22)	0.49	0.49	†	0.49	†	0.67	†	638,474	126
12-31-06	16.68	0.09	•	2.20	2.29	0.07	0.91	—	0.98	17.99	13.82	0.49	0.49	†	0.49	†	0.52	†	745,115	93
Class S
06-30-11	13.91	0.02	•	0.89	0.91	0.08	—	—	0.08	14.74	6.54	0.75	0.75		0.75		0.29		105,711	65
12-31-10	11.41	0.09	•	2.47	2.56	0.06	—	—	0.06	13.91	22.47	0.74	0.74	†	0.74	†	0.74	†	109,387	160
12-31-09	9.30	0.06	•	2.19	2.25	0.14	—	—	0.14	11.41	24.65	0.77	0.77	†	0.77	†	0.65	†	103,173	98
12-31-08	15.01	0.13		(4.93)	(4.80)	0.08	0.83	—	0.91	9.30	(33.73)	0.77	0.77	†	0.77	†	0.87	†	95,586	100
12-31-07	17.79	0.07		(1.06)	(0.99)	0.02	1.77	—	1.79	15.01	(6.49)	0.74	0.74	†	0.74	†	0.42	†	181,986	126
12-31-06	16.53	0.04	•	2.18	2.22	0.05	0.91	—	0.96	17.79	13.48	0.74	0.74	†	0.74	†	0.25	†	204,246	93

(1)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges.
(2)

Expense ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by the Investment Adviser and/or Distributor or reductions from brokerage commission recapture arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor but prior to reductions from brokerage commission recapture arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

•	Calculated using average number of shares outstanding throughout the period.
†	Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income or loss ratio (Note 4).
††	There was no impact on total return due to payment by affiliate in 2007.

See Accompanying Notes to Financial Statements

10

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED)

NOTE 1 — ORGANIZATION

Organization. ING Variable Portfolios, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act” or “Act”) as an open-end management investment company.

ING Variable Portfolios, Inc. is a company incorporated under the laws of Maryland on June 4, 1996. There are nineteen active separate investment series that comprise the Company. The three series (each a “Portfolio”, collectively the “Portfolios”) that are in this report are: ING Index Plus LargeCap Portfolio (“Index Plus LargeCap”), ING Index Plus MidCap Portfolio (“Index Plus MidCap”), and ING Index Plus SmallCap Portfolio (“Index Plus SmallCap”).

The Company is authorized to offer four share classes of the Portfolios, referred to as Class ADV, Class I, Class S and Service 2 Class (“Class S2”); however the Portfolios do not currently offer all classes. Each class has equal rights as to class and voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolios and earn income and realized gains/losses from the Portfolios pro rata based on the average daily net assets of each class, without distinction between share classes. Expenses that are specific to a Portfolio or a class are charged directly to that Portfolio or class. Other operating expenses shared by several Portfolios are generally allocated among those Portfolios based on average net assets. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Each Portfolio’s shares may be offered to insurance company separate accounts serving as investment options under Variable Contracts, Qualified Plans outside the separate account context, custodial accounts, certain investment advisers and their affiliates in connection with the creation or management of the Portfolios, other investment companies and other investors, as permitted.

ING Investments, LLC serves as the investment adviser (“ING Investments” or the “Investment Adviser”) to the

Portfolios. ING Investment Management Co. serves as the sub-adviser (“ING IM” or the “Sub-Adviser”) to the Portfolios. ING Funds Services, LLC serves as the administrator (“IFS” or the “Administrator”) for the Portfolios. ING Investments Distributor, LLC (“IID” or the “Distributor”) serves as the principal underwriter to the Portfolios.

The Investment Adviser, the Sub-Adviser, IFS and IID are indirect, wholly-owned subsidiaries of ING Groep N.V. (“ING Groep”). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services.

ING Groep has adopted a formal restructuring plan that was approved by the European Commission in November 2009 under which the ING life insurance businesses, including the retirement services and investment management businesses, which include the Investment Adviser and its affiliates, would be separated from ING Groep by the end of 2013. To achieve this goal, ING Groep announced in November 2010 that it plans to pursue two separate initial public offerings: one a U.S. focused offering that would include U.S. based insurance, retirement services, and investment management operations; and the other a European based offering for European and Asian based insurance and investment management operations. There can be no assurance that the restructuring plan will be carried out through two offerings or at all.

The restructuring plan and the uncertainty about its implementation, whether implemented through the planned public offerings or through other means, in whole or in part, may be disruptive to the businesses of ING entities, including the ING entities that service the Portfolios, and may cause, among other things, interruption or reduction of business and services, diversion of management’s attention from day-to day operations, and loss of key employees or customers. A failure to complete the offerings or other means of implementation on favorable terms could have a material adverse impact on the operations of the businesses subject to the restructuring plan. The restructuring plan may result in the Investment Adviser’s and/or Sub-Adviser’s loss of access to services and resources of ING Groep, which could adversely affect their businesses and profitability. In addition, the divestment of ING businesses, including the Investment Adviser and Sub-Adviser, may potentially be deemed a “change of control” of each entity. A change of control would result in the termination of the Portfolios’ advisory and sub-advisory agreements, which would trigger the necessity for new agreements that would

11

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 1 — ORGANIZATION (continued)

require approval of the board, and may trigger the need for shareholder approval. Currently, the Investment Adviser does not anticipate that the restructuring will have a material adverse impact on the Portfolios or their operations and administration.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Such policies are in conformity with U.S. generally accepted accounting principles (“GAAP”) for investment companies.

A. Security Valuation. All investments in securities are recorded at their estimated fair value, as described below. Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ are valued at the NASDAQ official closing prices. Securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities acquired with more than 60 days to maturity are valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as yields, maturities, liquidity, ratings and traded prices in similar or identical securities. Investments in securities of sufficient credit quality, maturing in 60 days or less are valued at amortized cost which approximates fair value. Investments in open-end mutual funds are valued at net asset value (“NAV”).

Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics. U.S. government obligations are valued by using market quotations or independent pricing services that use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) are valued at their fair values, as defined by the 1940 Act, and as determined in good faith by or under the supervision of the Portfolios’ Board of Directors (“Board”), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Portfolio calculates its NAV may also be valued at their fair values, as defined by the 1940 Act, and as determined in good faith by or under the supervision of the Board, in accordance with methods that are specifically authorized by the Board. All such valuations are made in accordance with valuation procedures of the Portfolios (the “Valuation Procedures”) which have been approved by the Board. The valuation techniques applied in any specific instance are set forth in the Valuation Procedures and may vary from case to case. With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to the Portfolios related to registration of the security, as well as factors relevant to the issuer itself. Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies’ securities. The value of a foreign security traded on an exchange outside the United States is generally based on its price on the principal foreign exchange where it trades as of the time a Portfolio determines its NAV or if the foreign exchange closes prior to the time a Portfolio determines its NAV, the most recent closing price of the foreign security on its principal exchange. Trading in certain non-U.S. securities may not take place on all days on which the New York Stock Exchange (“NYSE”) is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of a Portfolio’s NAV may not take place contemporaneously with the determination of the prices of securities held by a Portfolio in foreign securities markets. Further, the value of a Portfolio’s assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of a Portfolio. In calculating a Portfolio’s NAV, foreign securities denominated in foreign currency are converted to U.S. dollar equivalents. If an event occurs after the time at which the market for foreign securities held by a Portfolio closes but before the time that a Portfolio’s NAV is calculated, such event may cause the closing price on the foreign exchange to not represent a readily available reliable market value

12

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

quotation for such securities at the time a Portfolio determines its NAV. In such a case, a Portfolio will use the fair value of such securities as determined under a Portfolio’s valuation procedures. Events after the close of trading on a foreign market that could require a Portfolio to fair value some or all of its foreign securities include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis in the determination of a security’s fair value, the Board has authorized the use of one or more independent research services to assist with such determinations. An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its NAV. There can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of the behavior of such markets on the fair value of securities, or that such markets will continue to behave in a fashion that is consistent with such models. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that a Portfolio could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, a Portfolio is not obligated to use the fair valuations suggested by any research service, and valuation recommendations provided by such research services may be overridden if other events have occurred or if other fair valuations are determined in good faith to be more accurate. Unless an event is such that it causes a Portfolio to determine that the closing prices for one or more securities do not represent readily available reliable market value quotations at the time the Portfolio determines its NAV, events that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in a Portfolio’s NAV.

Fair value is defined as the price that the Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and unobservable inputs, including the sub-adviser’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality which are valued at amortized cost, which approximates fair value, are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing each Portfolio’s investments under these levels of classification is included following the Summary Portfolio of Investments.

For the six months ended June 30, 2011, there have been no significant changes to the fair valuation methodologies.

B. Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.

C. Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market

13

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Portfolio’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. Government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. Government securities.

D. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex- dividend date. Dividends from net investment income and capital gains, if any, are declared and paid annually by the Portfolios. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies.

E. Federal Income Taxes. It is the policy of each Portfolio to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to their shareholders. Therefore, no federal income tax provision is required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expire.

F. Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G. Risk Exposures and the use of Derivative Instruments. Each Portfolio’s investment strategies permit it to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to market risk factors. This may allow the Portfolio to pursue its objectives more quickly, and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors. In pursuit of its investment objectives, a Portfolio may seek to use derivatives to increase or decrease its exposure to the following market risk factors:

Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general

14

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

interest rates will tend to increase their value. In addition, debt securities with longer durations, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter durations.

Risks of Investing in Derivatives. Each Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of a Portfolio to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because the Portfolio is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments. Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and a Portfolio. Associated risks are not the risks that a Portfolio is attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that a Portfolio will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Associated risks can be different for each type of derivative and are discussed by each derivative type in the following notes.

H. Foreign Currency Transactions and Futures Contracts. Each Portfolio may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. When entering into a currency forward contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed upon date. The Portfolios either enter into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or use forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. Each Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Portfolio’s assets are valued.

Upon entering into a futures contract, each Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. Open futures contracts are reported on a table following each Summary Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Summary Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in each Portfolio’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in each Portfolio’s Statement of Operations. Realized gains (losses) are reported in each Portfolio’s Statement of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the six

15

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

months ended June 30, 2011, each Portfolio has purchased futures contracts on various equity indices to “equitize” cash. Futures contracts are purchased to provide immediate market exposure proportionate to the size of the Portfolio’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Portfolios are unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Portfolios’ securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the six months ended June 30, 2011, Index Plus LargeCap, Index Plus MidCap, and Index Plus SmallCap had average notional values on futures contracts purchased of $10,243,925, $21,227,317 and $9,498,873, respectively.

I. Securities Lending. Each Portfolio has the option to temporarily loan up to 33 1/3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. The borrower is required to fully collateralize the loans with cash or U.S. Government securities. Generally, in the event of counterparty default, each Portfolio has the right to use collateral to offset losses incurred. There would be potential loss to a Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral. Each Portfolio bears the risk of loss with respect to the investment of collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.

J. Restricted Securities. Each Portfolio may invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933 (“1933 Act”) or securities offered pursuant to Section 4(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value, as defined in the Act, determined under procedures approved by the Board.

K. Indemnifications. In the normal course of business, the Company may enter into contracts that provide certain indemnifications. The Company’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the six months ended June 30, 2011, the cost of purchases and the proceeds from the sale of securities, excluding short-term securities, were as follows:

	Purchases	Sales
Index Plus LargeCap	$553,028,367	$612,158,595
Index Plus MidCap	371,330,614	396,006,919
Index Plus SmallCap	208,749,127	229,757,846

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

The Portfolios entered into an investment management agreement (“Investment Management Agreement”) with the Investment Adviser. The Investment Management Agreement compensates the Investment Adviser with a fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:

Index Plus LargeCap	0.35%
Index Plus MidCap	0.40%
Index Plus SmallCap	0.40%

The Investment Adviser entered into a sub-advisory agreement with ING IM. Subject to such policies as the Board or the Investment Adviser may determine, ING IM manages the Portfolios’ assets in accordance with the Portfolios’ investment objectives, policies, and limitations.

Pursuant to the Administration Agreement, IFS acts as administrator and provides certain administrative and shareholder services necessary for Portfolio operations and is responsible for the supervision of other service providers. IFS is entitled to receive from each Portfolio a fee at an annual rate of 0.055% on the first $5 billion of daily net assets and 0.03% thereafter.

In placing equity security transactions, the Investment Adviser or Sub-Adviser is required to use its best efforts to choose a broker capable of providing brokerage

16

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES (continued)

services necessary to obtain the best execution for each transaction. Subject to this requirement, the Investment Adviser or Sub-Adviser may allocate equity security transactions through certain designated broker-dealers. Some of these broker-dealers participate in commission recapture programs that have been established for the benefit of the Portfolios. Under these programs, the participating broker-dealers will return to a Portfolio a portion of the brokerage commissions (in the form of a credit to a Portfolio) paid to the broker-dealers to pay certain expenses of a Portfolio. These commission recapture payments benefit the Portfolios and not the Investment Adviser or Sub-Adviser. Any amount credited to a Portfolio is reflected as brokerage commission recapture in the Statements of Operations.

NOTE 5 — DISTRIBUTION FEES

Class S shares of the Portfolios have adopted a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), whereby the Distributor is compensated by each Portfolio for expenses incurred for shareholder servicing and/or the distribution of each Portfolio’s Class S shares. Pursuant to the 12b-1 Plan, the Distributor is entitled to a payment each month to compensate for expenses incurred in the distribution and promotion of each Portfolio’s S shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees paid to securities dealers who have executed a distribution agreement with the Distributor. Under the 12b-1 Plan, Class S shares of the Portfolios pay the Distributor a fee calculated at an annual rate of 0.25% of average daily net assets.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES

At June 30, 2011, the Portfolios had the following amounts recorded as payable to affiliates on the accompanying Statements of Assets and Liabilities (see Notes 4 and 5):

Portfolio	Accrued Investment Management Fees	Accrued Administrative Fees	Accrued Shareholder Service and Distribution Fees	Total
Index Plus LargeCap	$219,572	$34,503	$31,477	$285,552
Index Plus MidCap	228,939	31,478	28,482	288,899
Index Plus SmallCap	102,957	14,156	21,140	138,253

At June 30, 2011, the following indirect, wholly-owned subsidiaries of ING Groep owned more than 5% of the following Portfolios:

Subsidiary	Portfolio	Percentage
ING Life Insurance and Annuity Company	Index Plus LargeCap	76.57%
	Index Plus MidCap	76.72%
	Index Plus SmallCap	60.50%
ING USA Annuity and Life Insurance Company	Index Plus LargeCap	18.95%
	Index Plus MidCap	18.37%
	Index Plus SmallCap	30.60%

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. The 1940 Act defines affiliates as companies that are under common control. Therefore, because the Portfolios have a common owner that owns over 25% of the outstanding securities of the Portfolios, they may be deemed to be affiliates of each other. Investment activities of these shareholders could have a material impact on the Portfolios.

The Company has adopted a Deferred Compensation Plan (“Policy”), which allows eligible non-affiliated directors as described in the Policy to defer the receipt of all or a portion of the directors’ fees payable. Amounts deferred are treated as though invested in various “Notional” funds advised by ING Investments until distribution in accordance with the Policy.

NOTE 7 — EXPENSE LIMITATION AGREEMENT

ING Investments entered into written expense limitation agreements (“Expense Limitation Agreement”) with each of the Portfolios whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, brokerage commissions and extraordinary expenses (and acquired fund fees and expenses) to the levels listed below:

	Class I	Class S
Index Plus LargeCap	0.55%	0.80%
Index Plus MidCap	0.60%	0.85%
Index Plus SmallCap	0.60%	0.85%

The Investment Adviser may at a later date recoup from a Portfolio for management fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees and any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the

17

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 7 — EXPENSE LIMITATION AGREEMENT (continued)

accompanying Statements of Operations for each Portfolio. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities for each Portfolio.

As of June 30, 2011, the Portfolios did not have any amount of waived or reimbursed fees that would be subject to possible recoupment by the Investment Adviser.

The Expense Limitation Agreement is contractual and shall renew automatically for one-year terms unless ING Investments provides written notice of the termination of an Expense Limitation Agreement within 90 days of the end of the then current term.

NOTE 8 — LINE OF CREDIT

All of the Portfolios included in this report, in addition to certain other funds managed by the Investment

Adviser, have entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon for an aggregate amount of $100,000,000. The proceeds may be used to: (1) temporarily finance the purchase or sale of securities; or (2) finance the redemption of shares of an investor in the funds. During the period, the funds to which the line of credit is available paid a commitment fee equal to 0.10% per annum on the daily unused portion of the committed line amount.

Generally, borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance. Each Portfolio utilized the line of credit during the six month ended June 30, 2011:

	Days Utilized	Approximate Average Daily Balance	Approximate Weighted Average Interest Rate
Index Plus LargeCap	9	$555,000	1.39%

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	($)	($)	($)	($)
Index Plus LargeCap
Class I
06-30-11	315,572	762,620	(3,278,948)	(2,200,756)	4,557,547	11,279,156	(47,067,963)	(31,231,260)
12-31-10	506,633	970,136	(10,601,854)	(9,125,085)	6,423,863	12,854,302	(133,314,339)	(114,036,174)
Class S
06-30-11	40,047	168,718	(1,873,965)	(1,665,200)	568,371	2,480,156	(26,686,071)	(23,637,544)
12-31-10	97,355	229,848	(2,875,394)	(2,548,191)	1,202,659	3,027,104	(36,010,306)	(31,780,543)
Index Plus MidCap
Class I
06-30-11	705,821	254,033	(2,313,683)	(1,353,829)	11,809,988	4,379,527	(38,141,538)	(21,952,023)
12-31-10	1,433,282	391,190	(6,245,122)	(4,420,650)	19,449,571	5,687,907	(83,962,222)	(58,824,744)
Class S
06-30-11	62,517	44,981	(1,038,045)	(930,547)	1,020,155	768,280	(16,909,222)	(15,120,787)
12-31-10	156,089	84,236	(1,716,479)	(1,476,154)	2,133,886	1,213,000	(23,233,662)	(19,886,776)
Index Plus SmallCap
Class I
06-30-11	461,624	113,483	(1,409,938)	(834,831)	6,818,607	1,729,487	(20,539,072)	(11,990,978)
12-31-10	1,306,344	108,942	(3,237,150)	(1,821,864)	15,977,251	1,452,197	(39,015,835)	(21,586,387)
Class S
06-30-11	29,979	39,684	(763,609)	(693,946)	428,655	599,221	(11,022,378)	(9,994,502)
12-31-10	92,089	39,891	(1,312,494)	(1,180,514)	1,114,292	526,966	(16,058,742)	(14,417,484)

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NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 10 — SECURITIES LENDING

Under an agreement with The Bank of New York Mellon (“BNY”), the Portfolios may lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the close of business of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the “Agreement”). The Portfolios bear the risk of loss with respect to the investment of collateral. Currently, the cash collateral is invested in the BNY Mellon Overnight Government Fund (formerly, The BNY Institutional Cash Reserves Fund — Series A) and the BNY Institutional Cash Reserves Fund — Series B (“BICR — Series B”), each a series within the BNY Institutional Cash Reserves Trust (collectively, the “BICR Fund”). BNY serves as investment manager, custodian and operational trustee of the BICR Fund. As of June 30, 2011, and throughout the period covered by this report, BICR — Series B held certain defaulted securities issued by Lehman Brothers Holdings, Inc. (the “Lehman Securities”). The Lehman Securities have market values significantly below amortized cost. On May 22, 2009, the Portfolios agreed to the terms of a capital support agreement (the “Capital Support Agreement”) extended by The Bank of New York Mellon Corporation (“BNYC”), an affiliated company of BNY, for the Lehman Securities held by BICR — Series B. Under the terms of the Capital Support Agreement, BNYC will support the value of the Lehman Securities up to 80% of the par value (the remaining 20% of the par value represents an unrealized loss to the Funds) and subject, in part, to the Portfolios’ continued participation in the BNY securities lending program through September 15, 2011. At September 15, 2011, if the Portfolios have complied with the requirements under the Capital Support Agreement to continue to participate in the BNY securities lending program and if such securities have not otherwise been sold, the Portfolios will have the right to sell the defaulted securities to BNYC at a price equal to 80% of par value. The recorded value of each Portfolio’s investment in BICR — Series B includes the value of the underlying securities held by BICR — Series B and the estimated value of the support to be provided by BNYC. The investment in the BNY Mellon Overnight Government Fund and in BICR — Series B are included in the Summary Portfolio of Investments under Securities Lending Collateral and the unrealized loss on BICR — Series B is included in Net Unrealized Depreciation on the Statements of Assets and Liabilities.

Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio. At June 30, 2011, the following Portfolios had securities on loan with the following market values:

	Value of Securities Loaned	Cash Collateral Received*
Index Plus LargeCap	$9,957,970	$10,222,014
Index Plus MidCap	33,477,092	34,323,752
Index Plus SmallCap	21,769,027	22,334,164

*	Cash collateral received was invested in the BICR Fund, the fair value of which is presented in the respective Portfolio’s Summary Portfolio of Investments.

NOTE 11 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

19

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 11 — FEDERAL INCOME TAXES (continued)

The tax composition of dividends and distributions to shareholders was as follows:

	Six Months Ended June 30, 2011 Ordinary Income	Year Ended December 31, 2010 Ordinary Income
Index Plus LargeCap	$13,759,312	$15,881,406
Index Plus MidCap	5,147,807	6,900,907
Index Plus SmallCap	2,328,708	1,979,163

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2010 were:

	Undistributed Ordinary Income	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards	Expiration Dates
Index Plus LargeCap	$13,756,731	$78,936,318	$(275,548,117)	2016
			(95,016,629)	2017

			$(370,564,746)

Index Plus MidCap	5,146,093	92,512,757	(73,699,453)	2016
			(128,673,815)	2017

			$(202,373,268)

Index Plus SmallCap	2,327,592	40,444,222	(70,659,453)	2016
			(76,170,156)	2017

			$(146,829,609)

The Portfolios’ major tax jurisdictions are federal and Arizona. The earliest tax year that remains subject to examination by these jurisdictions is 2006.

As of June 30, 2011, no provisions for income tax would be required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

The Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Portfolios. In general, the provisions of the Act will be effective for the Portfolios’ fiscal year ending December 31, 2011. Although the Act provides several benefits, including the unlimited carryforward of future capital losses, there may be a greater likelihood that all or a portion of the Portfolios’ pre-enactment capital loss carryforwards may expire without being utilized due to the fact that post-enactment capital losses are required to be utilized before pre-enactment capital loss carryforwards. Relevant information regarding the impact of the Act on the Portfolios, if any, will be contained within the Federal Income Taxes section of the notes to financial statements for the fiscal year ending December 31, 2011.

NOTE 12 — CONCENTRATION OF INVESTMENT RISK

All mutual funds involve risk—some more than others — and there is always the chance that you could lose money or not earn as much as you hope. A Portfolio’s risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. For more information regarding the types of securities and investment techniques that may be used by the Portfolios and their corresponding risks, see the Portfolios’ most recent Prospectus and/or the Statement of Additional Information.

NOTE 13 — OTHER ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and the International Financial Reporting Standards (“IFRSs”). The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011. As of June 30, 2011, management of the Portfolios is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU.

NOTE 14 — SUBSEQUENT EVENTS

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (subsequent events) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. No such subsequent events were identified.

20

ING INDEX PLUS LARGECAP PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED)

Industry Allocation

as of June 30, 2011

(as a percentage of net assets)

Information Technology	17.8%
Financials	14.3%
Energy	12.7%
Industrials	12.2%
Health Care	11.0%
Consumer Staples	11.0%

Consumer Discretionary	10.1%
Utilities	4.8%
Telecommunication Services	2.9%
Materials	2.4%
Other Assets and Liabilities—Net*	0.8%

Net Assets	100.0%

*	Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 99.2%
		Consumer Discretionary: 10.1%
72,200		Harman International Industries, Inc.	$3,290,154	0.5
66,100	S	McDonald's Corp.	5,573,552	0.7
40,800		Time Warner Cable, Inc.	3,184,032	0.4
29,148		VF Corp.	3,164,307	0.4
1,760,102		Other Securities	63,057,675	8.1
			78,269,720	10.1
		Consumer Staples: 11.0%
123,286		Archer-Daniels-Midland Co.	3,717,073	0.5
118,256		Coca-Cola Co.	7,957,446	1.0
96,000		Molson Coors Brewing Co.	4,295,040	0.6
66,700		PepsiCo, Inc.	4,697,681	0.6
78,879	S	Philip Morris International, Inc.	5,266,751	0.7
64,492		Procter & Gamble Co.	4,099,756	0.5
157,900		Safeway, Inc.	3,690,123	0.5
147,152		Wal-Mart Stores, Inc.	7,819,657	1.0
1,230,897		Other Securities	43,743,702	5.6
			85,287,229	11.0
		Energy: 12.7%
110,300		Chesapeake Energy Corp.	3,274,807	0.4
136,058	S	Chevron Corp.	13,992,205	1.8
71,800		ConocoPhillips	5,398,642	0.7
272,554	S	ExxonMobil Corp.	22,180,444	2.9
53,054		Schlumberger Ltd.	4,583,866	0.6
177,400	@	Tesoro Corp.	4,064,234	0.5
977,781		Other Securities	45,453,647	5.8
			98,947,845	12.7

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Financials: 14.3%
89,300		Assurant, Inc.	$3,238,911	0.4
337,350	S	Bank of America Corp.	3,697,356	0.5
94,500	@	Berkshire Hathaway, Inc.	7,313,355	0.9
96,990		Citigroup, Inc.	4,038,664	0.5
175,100		Discover Financial Services	4,683,925	0.6
500,800		Huntington Bancshares, Inc.	3,285,248	0.4
160,451		JPMorgan Chase & Co.	6,568,864	0.9
443,700		Keycorp	3,696,021	0.5
127,200		SunTrust Bank	3,281,760	0.4
179,485		Wells Fargo & Co.	5,036,349	0.7
2,419,247		Other Securities	65,992,255	8.5
			110,832,708	14.3
		Health Care: 11.0%
89,100	@	Gilead Sciences, Inc.	3,689,631	0.5
98,323	S	Johnson & Johnson	6,540,446	0.8
419,662		Pfizer, Inc.	8,645,037	1.1
1,470,131		Other Securities	66,713,980	8.6
			85,589,094	11.0
		Industrials: 12.2%
290,594	S	General Electric Co.	5,480,603	0.7
39,732		Lockheed Martin Corp.	3,217,100	0.4
57,900		Parker Hannifin Corp.	5,195,946	0.7
70,200		Raytheon Co.	3,499,470	0.5
74,200		Ryder System, Inc.	4,218,270	0.5
39,397		United Technologies Corp.	3,487,029	0.4
1,491,165		Other Securities	70,138,508	9.0
			95,236,926	12.2

See Accompanying Notes to Financial Statements

21

ING INDEX PLUS LARGECAP PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Information Technology: 17.8%
59,493	S	Apple, Inc.	$19,970,015	2.6
241,900		Dell, Inc.	4,032,473	0.5
10,180		Google, Inc. - Class A	5,154,948	0.6
151,276		Hewlett-Packard Co.	5,506,446	0.7
61,969	S	International Business Machines Corp.	10,630,782	1.4
598,316	S	Microsoft Corp.	15,556,216	2.0
228,426		Oracle Corp.	7,517,500	1.0
3,073,864		Other Securities	69,931,546	9.0
			138,299,926	17.8
		Materials: 2.4%
78,700		Freeport-McMoRan Copper & Gold, Inc.	4,163,230	0.5
342,620		Other Securities	14,756,491	1.9
			18,919,721	2.4
		Telecommunication Services: 2.9%
281,456	S	AT&T, Inc.	8,840,533	1.1
786,300		Sprint Nextel Corp.	4,238,157	0.5
86,116		Verizon Communications, Inc.	3,206,099	0.4
368,064		Other Securities	6,648,367	0.9
			22,933,156	2.9
		Utilities: 4.8%
176,900		CMS Energy Corp.	3,483,161	0.5
117,100		Pacific Gas & Electric Co.	4,921,713	0.6
844,310		Other Securities	28,585,305	3.7
			36,990,179	4.8
		Total Common Stock (Cost $728,331,514)	771,306,504	99.2

SHORT-TERM INVESTMENTS: 1.9%
		Securities Lending Collateralcc: 1.2%
8,613,211		BNY Mellon Overnight Government Fund(1)	8,613,211	1.1
1,608,803	R	BNY Institutional Cash Reserves Fund, Series B(1)(2)	1,287,042	0.1
		Total Securities Lending Collateral (Cost $10,222,014)	9,900,253	1.2

Shares		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 0.7%
5,238,000	Blackrock Liquidity Funds TempFund Portfolio - Class I (Cost $5,238,000)	$5,238,000	0.7
	Total Short-Term Investments (Cost $15,460,014)	15,138,253	1.9

	Total Investments in Securities (Cost $743,791,528)*	$786,444,757	101.1
	Liabilities in Excess of Other Assets	(8,609,249)	(1.1)

	Net Assets	$777,835,508	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2011.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

@	Non-income producing security
cc	Securities purchased with cash collateral for securities loaned.
S	All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.
R	Restricted Security
(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
(2)	On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio's position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.
*	Cost for federal income tax purposes is $746,461,911.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$62,966,957
Gross Unrealized Depreciation	(22,984,111)

Net Unrealized appreciation	$39,982,846

See Accompanying Notes to Financial Statements

22

ING INDEX PLUS LARGECAP PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011
Asset Table
Investments, at value
Common Stock*	$771,306,504	$—	$—	$771,306,504
Short-Term Investments	$13,851,211	$—	$1,287,042	$15,138,253

Total Investments, at value	$785,157,715	$—	$1,287,042	$786,444,757

Other Financial Instruments+
Futures	213,478	—	—	213,478

Total Assets	$785,371,193	$—	$1,287,042	$786,658,235

^	See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

ING Index Plus LargeCap Portfolio Open Futures Contracts on June 30, 2011:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	109	09/16/11	$7,169,475	$213,478

			$7,169,475	$213,478

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2011 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets-Unrealized appreciation*	$213,478

Total Asset Derivatives		$213,478

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2011 was as follows:

Derivatives not accounted for as hedging instruments	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Equity contracts	$103,333

Total	$103,333

Derivatives not accounted for as hedging instruments	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Equity contracts	$(86,037)

Total	$(86,037)

See Accompanying Notes to Financial Statements

23

ING INDEX PLUS MIDCAP PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED)

Industry Allocation

as of June 30, 2011

(as a percentage of net assets)

Financials	19.2%
Information Technology	15.7%
Industrials	15.1%
Consumer Discretionary	14.0%
Health Care	9.9%
Materials	7.1%
Energy	6.7%

Utilities	6.0%
Consumer Staples	3.8%
Telecommunication Services	0.6%
Other Assets and Liabilities—Net*	1.9%

Net Assets	100.0%

*	Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 98.1%
		Consumer Discretionary: 14.0%
59,194		Advance Auto Parts, Inc.	$3,462,257	0.5
83,861	@,S	BorgWarner, Inc.	6,775,130	0.9
92,851	S	Dollar Tree, Inc.	6,185,734	0.9
148,600		Foot Locker, Inc.	3,530,736	0.5
42,999	@,S	Fossil, Inc.	5,061,842	0.7
26,800	@	Panera Bread Co.	3,367,688	0.5
30,300		Polaris Industries, Inc.	3,368,451	0.5
59,700	S	Tractor Supply Co.	3,992,736	0.5
59,249		Tupperware Corp.	3,996,345	0.6
2,607,334		Other Securities	60,096,193	8.4
			99,837,112	14.0
		Consumer Staples: 3.8%
52,264	S	Energizer Holdings, Inc.	3,781,823	0.5
58,764	L	Green Mountain Coffee Roasters, Inc.	5,245,275	0.7
46,032	@	Ralcorp Holdings, Inc.	3,985,450	0.6
156,143	@	Smithfield Foods, Inc.	3,414,847	0.5
240,008		Other Securities	10,640,871	1.5
			27,068,266	3.8
		Energy: 6.7%
104,900		Frontier Oil Corp.	3,389,319	0.5
103,571	S	Plains Exploration & Production Co.	3,948,126	0.6
51,500		SM Energy Co.	3,784,220	0.5
103,064		Southern Union Co.	4,138,020	0.6
901,471		Other Securities	32,426,018	4.5
			47,685,703	6.7

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Financials: 19.2%
51,591		Alexandria Real Estate Equities, Inc.	$3,994,175	0.6
79,944		Commerce Bancshares, Inc.	3,437,592	0.5
52,700		Federal Realty Investment Trust	4,488,986	0.6
213,800	S	Fidelity National Title Group, Inc.	3,365,212	0.5
37,389		Jones Lang LaSalle, Inc.	3,525,783	0.5
105,447		Liberty Property Trust	3,435,463	0.5
97,937	@,S	MSCI, Inc. - Class A	3,690,266	0.5
104,300		Nationwide Health Properties, Inc.	4,319,063	0.6
111,700		Realty Income Corp.	3,740,833	0.5
53,600	S	SL Green Realty Corp.	4,441,832	0.6
3,808,851		Other Securities	98,247,648	13.8
			136,686,853	19.2
		Health Care: 9.9%
96,679	@	Endo Pharmaceuticals Holdings, Inc.	3,883,595	0.5
26,724	@,S	Mettler Toledo International, Inc.	4,507,537	0.6
61,880	S	Perrigo Co.	5,437,396	0.8
75,459		Universal Health Services, Inc.	3,888,402	0.5
92,450	S	Vertex Pharmaceuticals, Inc.	4,806,476	0.7

See Accompanying Notes to Financial Statements

24

ING INDEX PLUS MIDCAP PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Health Care: (continued)
1,421,841		Other Securities	$48,435,645	6.8
			70,959,051	9.9
		Industrials: 15.1%
91,414		BE Aerospace, Inc.	3,730,605	0.5
46,989		Bucyrus International, Inc.	4,307,012	0.6
47,100		Gardner Denver, Inc.	3,958,755	0.6
79,659	@	Kansas City Southern	4,726,168	0.7
78,000		Kennametal, Inc.	3,292,380	0.5
66,400		Nordson Corp.	3,642,040	0.5
74,374		Timken Co.	3,748,450	0.5
1,979,470		Other Securities	80,155,436	11.2
			107,560,846	15.1
		Information Technology: 15.7%
41,541	@,L	Alliance Data Systems Corp.	3,907,762	0.6
81,329	L	Arrow Electronics, Inc.	3,375,154	0.5
355,371	S	Atmel Corp.	5,000,070	0.7
121,497	@	Avnet, Inc.	3,873,324	0.5
96,500		Lam Research Corp.	4,273,020	0.6
70,068	@	Micros Systems, Inc.	3,483,080	0.5
129,000	@	Riverbed Technolgoy, Inc.	5,107,110	0.7
61,300	@	Varian Semiconductor Equipment Associates, Inc.	3,766,272	0.5
3,132,248		Other Securities	79,449,407	11.1
			112,235,199	15.7
		Materials: 7.1%
70,000	S	Albemarle Corp.	4,844,000	0.7
48,053	S	Lubrizol Corp.	6,452,076	0.9
1,036,353		Other Securities	39,424,277	5.5
			50,720,353	7.1
		Telecommunication Services: 0.6%
150,344		Other Securities	4,133,123	0.6

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Utilities: 6.0%
97,900	S	Alliant Energy Corp.	$3,980,614	0.5
1,274,070		Other Securities	39,021,271	5.5
			43,001,885	6.0
		Total Common Stock (Cost $618,909,778)	699,888,391	98.1

SHORT-TERM INVESTMENTS: 6.7%
		Securities Lending Collateralcc: 4.8%
31,472,560		BNY Mellon Overnight Government Fund(1)	31,472,560	4.4
2,851,192	R	BNY Institutional Cash Reserves Fund, Series B(1)(2)	2,280,954	0.4
		Total Securities Lending Collateral (Cost $34,323,752)	33,753,514	4.8
		Mutual Funds: 1.9%
13,891,000		Blackrock Liquidity Funds TempFund Portfolio - Class I (Cost $13,891,000)	13,891,000	1.9
		Total Short-Term Investments (Cost $48,214,752)	47,644,514	6.7

		Total Investments in Securities (Cost $667,124,530)*	$747,532,905	104.8
		Liabilities in Excess of Other Assets	(34,235,191)	(4.8)

		Net Assets	$713,297,714	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2011.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

@	Non-income producing security
cc	Securities purchased with cash collateral for securities loaned.
S	All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.
R	Restricted Security
L	Loaned security, a portion or all of the security is on loan at June 30, 2011.
(1)	Collateral received from brokers for securities lending was invested in these short-term investments.

See Accompanying Notes to Financial Statements

25

ING INDEX PLUS MIDCAP PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

(2)	On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio's position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.
*	Cost for federal income tax purposes is $668,439,781.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$93,911,813
Gross Unrealized Depreciation	(14,818,689)

Net Unrealized appreciation	$79,093,124

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$99,837,112	$—	$—	$99,837,112
Consumer Staples	27,068,266	—	—	27,068,266
Energy	47,685,703	—	—	47,685,703
Financials	136,686,853	—	—	136,686,853
Health Care	70,959,051	—	—	70,959,051
Industrials	107,560,846	—	—	107,560,846
Information Technology	112,235,199	—	—	112,235,199
Materials	50,720,353	—	—	50,720,353
Telecommunication Services	4,133,123	—	—	4,133,123
Utilities	43,001,885	—	—	43,001,885

Total Common Stock	699,888,391	—	—	699,888,391

Short-Term Investments	45,363,560	—	2,280,954	47,644,514

Total Investments, at value	$745,251,951	$—	$2,280,954	$747,532,905

Other Financial Instruments+
Futures	464,290	—	—	464,290

Total Assets	$745,716,241	$—	$2,280,954	$747,997,195

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

ING Index Plus MidCap Portfolio Open Futures Contracts on June 30, 2011:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P Mid 400 E-Mini	160	09/16/11	$15,624,000	$464,290

			$15,624,000	$464,290

See Accompanying Notes to Financial Statements

26

ING INDEX PLUS MIDCAP PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2011 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets-Unrealized appreciation*	$464,290

Total Asset Derivatives		$464,290

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2011 was as follows:

Derivatives not accounted for as hedging instruments	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Equity contracts	$619,277

Total	$619,277

Derivatives not accounted for as hedging instruments	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Equity contracts	$180,253

Total	$180,253

See Accompanying Notes to Financial Statements

27

ING INDEX PLUS SMALLCAP PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED)

Industry Allocation

as of June 30, 2011

(as a percentage of net assets)

Information Technology	18.8%
Financials	18.6%
Industrials	15.6%
Consumer Discretionary	14.4%
Health Care	12.6%
Materials	5.1%

Energy	4.3%
Consumer Staples	3.8%
Utilities	3.7%
Telecommunication Services	0.7%
Other Assets and Liabilities—Net*	2.4%

Net Assets	100.0%

*	Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 97.6%
		Consumer Discretionary: 14.4%
32,452	@,L	Coinstar, Inc.	$1,769,932	0.5
133,224	@	Live Nation, Inc.	1,528,080	0.5
105,521	@	Skechers USA, Inc.	1,527,944	0.5
81,662	@	True Religion Apparel, Inc.	2,374,731	0.7
2,100,830		Other Securities	39,168,785	12.2
			46,369,472	14.4
		Consumer Staples: 3.8%
37,893	S	Casey's General Stores, Inc.	1,667,292	0.5
86,053	@	Darling International, Inc.	1,523,138	0.5
307,264		Other Securities	9,092,560	2.8
			12,282,990	3.8
		Energy: 4.3%
79,646	@	Swift Energy Co.	2,968,405	0.9
44,779	S	World Fuel Services Corp.	1,608,910	0.5
406,974		Other Securities	9,224,844	2.9
			13,802,159	4.3
		Financials: 18.6%
38,158	S	Entertainment Properties Trust	1,781,979	0.6
90,464	S	Extra Space Storage, Inc.	1,929,597	0.6
60,060	@	Ezcorp, Inc.	2,136,635	0.7
36,726	@	First Cash Financial Services, Inc.	1,542,125	0.5
102,642		Horace Mann Educators Corp.	1,602,242	0.5
30,722		Mid-America Apartment Communities, Inc.	2,072,813	0.6

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Financials: (continued)
128,930	@	National Financial Partners Corp.	$1,487,852	0.5
71,791		National Retail Properties, Inc.	1,759,597	0.5
18,628	@,L	Portfolio Recovery Associates, Inc.	1,579,468	0.5
29,092	@,S	ProAssurance Corp.	2,036,440	0.6
31,038	@,S	Signature Bank	1,775,374	0.5
45,488	@	Stifel Financial Corp.	1,631,200	0.5
74,708		Tanger Factory Outlet Centers, Inc.	1,999,933	0.6
37,591		UMB Financial Corp.	1,574,311	0.5
2,015,904		Other Securities	34,904,406	10.9
			59,813,972	18.6
		Health Care: 12.6%
71,000	@	Almost Family, Inc.	1,945,400	0.6
34,809	S	AMERIGROUP Corp.	2,452,990	0.8
107,879	@	Gentiva Health Services, Inc.	2,247,120	0.7
24,012	@	Haemonetics Corp.	1,545,652	0.5
65,770	@	Healthspring, Inc.	3,032,655	0.9
25,000	@	HMS Holdings Corp.	1,921,750	0.6
63,540	@	LHC Group, Inc.	1,465,232	0.5
61,407	@	Parexel International Corp.	1,446,749	0.4
17,688		Quality Systems, Inc.	1,544,162	0.5

See Accompanying Notes to Financial Statements

28

ING INDEX PLUS SMALLCAP PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Health Care: (continued)
35,170	@,L	Regeneron Pharmaceuticals, Inc.	$1,994,491	0.6
822,960		Other Securities	20,933,095	6.5
			40,529,296	12.6
		Industrials: 15.6%
66,387		Actuant Corp.	1,781,163	0.5
41,524		Applied Industrial Technologies, Inc.	1,478,670	0.5
47,278		Belden CDT, Inc.	1,648,111	0.5
56,676	@	Ceradyne, Inc.	2,209,797	0.7
29,219	@,S	Esterline Technologies Corp.	2,232,332	0.7
63,569	@	Geo Group, Inc.	1,463,994	0.5
68,800	@,L	Insituform Technologies, Inc.	1,442,736	0.4
40,950	@	Moog, Inc.	1,782,144	0.6
120,163	@	SYKES Enterprises, Inc.	2,587,109	0.8
29,688	S	Toro Co.	1,796,124	0.6
1,277,764		Other Securities	31,612,290	9.8
			50,034,470	15.6
		Information Technology: 18.8%
46,957		Cognex Corp.	1,663,686	0.5
125,570	@	CSG Systems International	2,320,534	0.7
47,594	@	JDA Software Group, Inc.	1,470,179	0.4
75,448	@	Microsemi Corp.	1,546,684	0.5
43,591	@,S	Viasat, Inc.	1,886,183	0.6
36,079	@	Wright Express Corp.	1,878,633	0.6
2,795,444		Other Securities	49,702,330	15.5
			60,468,229	18.8
		Materials: 5.1%
71,300		Arch Chemicals, Inc.	2,455,572	0.8
593,914		Other Securities	13,939,538	4.3
			16,395,110	5.1
		Telecommunication Services: 0.7%
223,948		Other Securities	2,068,760	0.7

		Utilities: 3.7%
61,747		El Paso Electric Co.	1,994,428	0.6

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Utilities: (continued)
273,256		Other Securities	$9,979,416	3.1
			11,973,844	3.7
		Total Common Stock (Cost $290,687,344)	313,738,302	97.6

SHORT-TERM INVESTMENTS: 8.9%
		Securities Lending Collateralcc: 6.9%
20,904,898		BNY Mellon Overnight Government Fund(1)	20,904,898	6.5
1,429,266	R	BNY Institutional Cash Reserves Fund, Series B(1)(2)	1,143,413	0.4
		Total Securities Lending Collateral (Cost $22,334,164)	22,048,311	6.9

		Mutual Funds: 2.0%
6,485,000		Blackrock Liquidity Funds TempFund Portfolio - Class I (Cost $6,485,000)	6,485,000	2.0
		Total Short-Term Investments (Cost $28,819,164)	28,533,311	8.9
		Total Investments in Securities (Cost $319,506,508)*	$342,271,613	106.5
		Liabilities in Excess of Other Assets	(20,973,258)	(6.5)

		Net Assets	$321,298,355	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2011.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

@	Non-income producing security
cc	Securities purchased with cash collateral for securities loaned.
S	All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.
R	Restricted Security
L	Loaned security, a portion or all of the security is on loan at June 30, 2011.

See Accompanying Notes to Financial Statements

29

ING INDEX PLUS SMALLCAP PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
(2)	On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio's position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.
*	Cost for federal income tax purposes is $320,186,318.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$31,003,716
Gross Unrealized Depreciation	(8,918,421)

Net Unrealized appreciation	$22,085,295

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011
Asset Table
Investments, at value
Common Stock*	$313,738,302	$—	$—	$313,738,302
Short-Term Investments	27,389,898	—	1,143,413	28,533,311

Total Investments, at value	$341,128,200	$—	$1,143,413	$342,271,613

Other Financial Instruments+
Futures	343,041	—		343,041

Total Assets	$341,471,241	$—	$1,143,413	$342,614,654

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

ING Index Plus SmallCap Portfolio Open Futures Contracts on June 30, 2011:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Russell 2000® Mini Index	100	09/16/11	$8,254,000	$343,041

			$8,254,000	$343,041

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2011 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets-Unrealized appreciation*	$343,041

Total Asset Derivatives		$343,041

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

See Accompanying Notes to Financial Statements

30

ING INDEX PLUS SMALLCAP PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2011 was as follows:

Derivatives not accounted for as hedging instruments	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Equity contracts	$(301,495)

Total	$(301,495)

Derivatives not accounted for as hedging instruments	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Equity contracts	$218,188

Total	$218,188

See Accompanying Notes to Financial Statements

31

Investment Adviser

ING Investments, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

Administrator

ING Funds Services, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

Distributor

ING Investments Distributor, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

Transfer Agent

BNY Mellon Investment Servicing (U.S.) Inc

301 Bellevue Parkway

Wilmington, Delaware 19809

Custodian

The Bank of New York Mellon

One Wall Street

New York, New York 10286

Legal Counsel

Goodwin Procter LLP

Exchange Place

53 State Street

Boston, Massachusetts 02109

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable universal life insurance policy or variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable universal life policy or variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPSAR-AIP	(0611-081711)

ITEM 2.        CODE OF ETHICS.

Not required for semi-annual filing.

ITEM 3.        AUDIT COMMITTEE FINANCIAL EXPERT.

Not required for semi-annual filing.

ITEM 4.        PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for semi-annual filing.

ITEM 5.        AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required for semi-annual filing.

ITEM 6.        SCHEDULE OF INVESTMENTS.

PORTFOLIO OF INVESTMENTS
ING AUSTRALIA INDEX PORTFOLIO	as of June 30, 2011 (Unaudited)

				Percentage
				of Net
Shares			Value	Assets

COMMON STOCK: 95.4%
		Consumer Discretionary: 3.6%
72,080		APN News & Media Ltd.	$101,838	0.0

73,883		Aristocrat Leisure Ltd.	192,594	0.1

99,769	@	Austar United
		Communications Ltd.	143,868	0.1

35,668		Billabong International
		Ltd.	231,114	0.1

82,453		Crown Ltd.	792,603	0.4

85,921		David Jones Ltd.	375,190	0.2

117,543		Echo Entertainment
		Group Ltd.	518,149	0.3

352,721		John Fairfax Holdings
		Ltd.	372,347	0.2

7,970		Fleetwood Corp. Ltd.	97,066	0.0

9,468		Flight Centre Ltd.	220,585	0.1

11,307		G.U.D. Holdings Ltd.	110,525	0.0

98,105		Harvey Norman
		Holdings Ltd.	262,693	0.1

17,396		Invocare Ltd.	143,744	0.1

16,683		JB Hi-Fi Ltd.	306,474	0.1

99,798		Myer Holdings Ltd.	283,304	0.1

35,267		Navitas Ltd.	153,120	0.1

79,670		News Corp., Inc.	1,434,962	0.7

159,841		Pacific Brands Ltd.	119,717	0.1

4,394		Reject Shop Ltd./The	55,071	0.0

61,840		Seven West Media Ltd	269,078	0.1

96,233		Southern Cross Media
		Group Ltd.	161,062	0.1

117,543		TABCORP Holdings
		Ltd.	415,816	0.2

226,307		Tattersall’s Ltd.	584,291	0.3

103,679		Ten Network Holdings
		Ltd.	118,385	0.1

20,251		Wotif.Com Holdings Ltd.	102,247	0.0

			7,565,843	3.6

		Consumer Staples: 8.2%
90,654		Coca-Cola Amatil Ltd.	1,112,312	0.5

330,702		Foster’s Group Ltd.	1,826,671	0.8

227,391		Goodman Fielder Ltd.	259,034	0.1

34,035		GrainCorp Ltd.	304,201	0.2

131,741		Metcash Ltd.	587,934	0.3

110,234	@	Treasury Wine Estates
		Ltd.	401,986	0.2

198,748		Wesfarmers Ltd.	6,811,439	3.2

208,757		Woolworths Ltd.	6,228,603	2.9

			17,532,180	8.2

		Energy: 7.0%
28,838	@	Aquila Resources Ltd.	223,710	0.1

68,906	@	Aurora Oil and Gas Ltd.	260,076	0.1

91,871	@	Australian Worldwide
		Exploration Ltd.	126,014	0.1

185,457		Beach Petroleum Ltd.	183,139	0.1

59,889	@	Bow Energy Ltd.	58,339	0.0

23,169		Caltex Australia Ltd.	293,976	0.1

63,653	@	Coalspur Mines Ltd.	134,080	0.1

104,151	@	Dart Energy Ltd.	68,853	0.0

139,990	@	Eastern Star Gas Ltd.	91,403	0.0

10,348		Energy Resources of
		Australia Ltd.	45,699	0.0

16,731	@	Extract Resources Ltd	$142,088	0.1

12,736	@	Gloucester Coal Ltd.	116,233	0.1

29,159	@	Karoon Gas Australia
		Ltd.	164,376	0.1

53,073		Linc Energy Ltd.	164,470	0.1

185,096		Oil Search Ltd.	1,325,029	0.6

182,672		Origin Energy Ltd.	3,105,915	1.5

133,424		Paladin Resources Ltd.	363,698	0.2

150,034		Santos Ltd.	2,187,580	1.0

37,574		Whitehaven Coal Ltd.	235,772	0.1

103,092		Woodside Petroleum
		Ltd.	4,548,100	2.1

35,408		WorleyParsons Ltd.	1,078,067	0.5

			14,916,617	7.0

		Financials: 35.7%
43,831		Abacus Property Group	109,034	0.0

484,538		AMP Ltd.	2,548,133	1.2

52,169		Ardent Leisure Group	71,629	0.0

30,057		ASX Ltd.	984,765	0.5

40,319		Australand Property
		Group	123,983	0.1

444,976		Australia & New
		Zealand Banking Group
		Ltd.	10,548,050	5.0

37,764		Bank of Queensland
		Ltd.	332,058	0.1

60,094		Bendigo Bank Ltd.	573,057	0.3

67,927		Bunnings Warehouse
		Property Trust	133,557	0.1

402,970		CFS Retail Property
		Trust	785,508	0.4

80,011		Challenger Financial
		Services Group Ltd.	421,508	0.2

41,365		Charter Hall Group	95,809	0.0

45,378		Charter Hall Retail REIT	156,120	0.1

267,432		Commonwealth Bank of
		Australia	15,061,783	7.1

420,390		Commonwealth
		Property Office Fund	424,500	0.2

830,452		Dexus Property Group	786,769	0.4

119,361		FKP Property Group	90,012	0.0

1,129,563		Goodman Group	856,324	0.4

293,662		GPT Group	998,229	0.5

89,463		Henderson Group PLC	220,610	0.1

486,001		Investa Office Fund	337,020	0.2

355,487		Insurance Australia
		Group	1,299,647	0.6

30,944		IOOF Holdings Ltd.	219,951	0.1

89,256		Lend Lease Corp., Ltd.	861,976	0.4

59,133		Macquarie Group Ltd.	1,994,874	0.9

70,547		Macquarie Office Trust	254,311	0.1

586,121		Mirvac Group	788,328	0.4

372,333		National Australia Bank
		Ltd.	10,294,025	4.8

7,666		Perpetual Trustees
		Australia Ltd.	205,442	0.1

41,033		Platinum Asset
		Management Ltd.	181,964	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING AUSTRALIA INDEX PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

				Percentage
				of Net
Shares			Value	Assets

COMMON STOCK: (continued)
		Financials: (continued)
187,517		QBE Insurance Group
		Ltd.	$3,480,311	1.6

408,966		Stockland	1,500,075	0.7

220,801		Suncorp-Metway Ltd.	1,929,988	0.9

363,383		Westfield Group	3,386,916	1.6

482,159		Westfield Retail Trust	1,405,465	0.7

516,336		Westpac Banking Corp.	12,387,785	5.8

			75,849,516	35.7

		Health Care: 3.1%
23,248		Ansell Ltd.	353,491	0.2

9,703		Cochlear Ltd.	750,987	0.4

91,354		CSL Ltd.	3,247,262	1.5

23,535	@	Mesoblast Ltd.	219,245	0.1

76,207		Primary Health Care
		Ltd.	281,165	0.1

22,126		Ramsay Health Care
		Ltd.	432,262	0.2

118,390	@	ResMed, Inc.	366,537	0.2

197,288		Sigma Pharmaceuticals
		Ltd.	112,610	0.0

66,661		Sonic Healthcare Ltd.	922,486	0.4

			6,686,045	3.1

		Industrials: 6.2%
502,165		Asciano Group	887,817	0.4

105,569		Australian Infrastructure
		Fund	218,191	0.1

79,142		Boart Longyear Group	340,420	0.2

27,722		Bradken Ltd.	237,362	0.1

253,749		Brambles Ltd.	1,972,932	0.9

18,906		Cabcharge Australia
		Ltd.	104,696	0.0

11,492		Campbell Brothers Ltd.	565,962	0.3

676,190		ConnectEast Group	334,189	0.2

88,571		CSR Ltd.	276,689	0.1

71,023		Downer EDI Ltd.	283,798	0.1

108,331		Emeco Holdings Ltd.	131,981	0.1

51,145		GWA International Ltd.	151,497	0.1

34,936		Hills Holdings Ltd.	44,852	0.0

28,056		Leighton Holdings Ltd.	632,882	0.3

104,524		Macmahon Holdings
		Ltd.	63,090	0.0

67,869	@	Macquarie Atlas Roads
		Group	128,032	0.1

247,700		Macquarie Airports
		Management Ltd.	889,493	0.4

34,705		Mermaid Marine
		Australia Ltd.	119,218	0.1

18,698		Mineral Resources Ltd.	231,494	0.1

13,603		Monadelphous Group
		Ltd.	269,308	0.1

42,900		NRW Holdings Ltd.	128,903	0.1

388,731		Qantas Airways Ltd.	771,259	0.4

276,370		QR National Ltd.	1,005,761	0.5

56,043		Seek Ltd.	388,696	0.2

16,723		Seven Group Holdings
		Ltd.	173,574	0.1

44,471		Spotless Group Ltd.	111,737	0.0

112,209		Toll Holdings Ltd.	585,366	0.3

79,577		Transfield Services Ltd.	286,907	0.1

83,436	@	Transpacific Industries
		Group Ltd.	$73,531	0.0

246,088		Transurban Group	1,382,296	0.6

28,097		United Group Ltd.	419,893	0.2

247,756	@	Virgin Blue Holdings
		Ltd.	74,725	0.0

			13,286,551	6.2

		Information Technology: 0.6%
36,600		carsales.com.au Ltd.	184,985	0.1

81,675		Computershare Ltd.	780,157	0.4

17,109		Iress Market
		Technology Ltd.	165,939	0.1

11,400		SMS Management &
		Technology Ltd.	77,268	0.0

			1,208,349	0.6

		Materials: 26.4%
83,145		Adelaide Brighton Ltd	276,449	0.1

12,965	@	Alacer Gold Corp.	111,940	0.0

424,873		Alumina Ltd.	973,078	0.5

209,698		Amcor Ltd.	1,624,934	0.8

67,550		Aquarius Platinum Ltd.	343,367	0.2

21,682	@	Aston Resources Ltd.	203,713	0.1

123,960	@	Atlas Iron Ltd.	499,601	0.2

38,397		Ausdrill Ltd.	137,018	0.1

114,243	@	Bathurst Resources Ltd.	126,589	0.1

550,746		BHP Billiton Ltd.	26,028,686	12.2

311,082		BlueScope Steel Ltd.	404,838	0.2

122,983		Boral Ltd.	583,076	0.3

22,360	@	Cudeco Ltd.	77,169	0.0

68,812	@	Discovery Metals Ltd.	89,395	0.0

61,644		DuluxGroup Ltd.	186,439	0.1

59,922		Fletcher Building Ltd.	427,659	0.2

214,965		Fortescue Metals Group
		Ltd.	1,474,974	0.7

101,909	@	Gindalbie Metals Ltd.	91,884	0.0

49,644	@	Gryphon Minerals Ltd.	96,779	0.0

143,765	@	Gunns Ltd.	41,938	0.0

71,818		Iluka Resources Ltd.	1,299,128	0.6

279,516		Incitec Pivot Ltd.	1,164,105	0.5

32,939		Independence Group
		NL	200,081	0.1

89,292	@	Intrepid Mines Ltd.	136,570	0.1

74,301		James Hardie Industries
		SE	470,740	0.2

93,664	@	Kagara Zinc Ltd.	57,755	0.0

23,147		Kingsgate Consolidated
		Ltd.	199,244	0.1

285,311	@	Lynas Corp. Ltd.	605,899	0.3

25,772		MacArthur Coal Ltd.	304,034	0.1

25,337		Medusa Mining Ltd.	179,238	0.1

78,961	@	Mirabela Nickel Ltd.	149,268	0.1

110,033	@	Mount Gibson Iron Ltd.	218,796	0.1

57,437	@	Murchison Metals Ltd.	47,127	0.0

131,001		Newcrest Mining Ltd.	5,308,112	2.5

30,699	@	Nufarm Ltd.	148,594	0.1

21,012	@	OceanaGold Corp.	57,781	0.0

48,673		OM Holdings Ltd.	48,263	0.0

227,537		OneSteel Ltd.	454,388	0.2

62,335		Orica Ltd.	1,807,180	0.9

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING AUSTRALIA INDEX PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

				Percentage
				of Net
Shares			Value	Assets

COMMON STOCK: (continued)
		Materials: (continued)
55,579		Oz Minerals Ltd.	$790,882	0.4

80,616	@	Pan Australian
		Resources Ltd.	328,189	0.2

32,943		Panoramic Resources
		Ltd	62,192	0.0

63,052	@	Perseus Mining Ltd.	177,247	0.1

62,926	@	Regis Resources Ltd.	167,591	0.1

60,885	@	Resolute Mining Ltd.	76,488	0.0

74,783		Rio Tinto Ltd.	6,693,712	3.1

16,107	@	Sandfire Resources NL	122,598	0.1

28,534		Sims Group Ltd.	542,531	0.3

55,669	@	St Barbara Ltd.	116,953	0.1

396,534	@	Sundance Resources
		Ltd./Australia	145,849	0.1

24,429		Western Areas NL	155,512	0.1

41,726	@	White Energy Co., Ltd.	82,073	0.0

			56,117,646	26.4

		Telecommunication Services: 3.3%
52,661		Singapore
		Telecommunications
		Ltd.	134,942	0.1

99,034		Telecom Corp. of New
		Zealand Ltd.	200,402	0.1

2,135,424		Telstra Corp., Ltd.	6,635,572	3.1

49,125		TPG Telecom Ltd.	88,928	0.0

			7,059,844	3.3

		Utilities: 1.3%
78,639		AGL Energy Ltd.	1,237,817	0.6

79,371		APA Group	346,831	0.2

135,583		Babcock & Brown Wind
		Partners	50,949	0.0

141,434		Diversified Utility &
		Energy Trusts	258,322	0.1

144,437	@	Energy World Corp. Ltd.	77,924	0.0

129,517		Envestra Ltd.	96,034	0.1

75,533		Hastings Diversified
		Utilities Fund	128,399	0.1

231,448		SP AusNet	234,752	0.1

203,128	#	Spark Infrastructure
		Group	282,183	0.1

			2,713,211	1.3

	Total Common Stock
	(Cost $199,987,359)		202,935,802	95.4

SHORT-TERM INVESTMENTS: 2.2%
		Securities Lending Collateralcc: 0.7%
1,471,785		BNY Mellon Overnight
		Government Fund(1)
		(Cost $1,471,785)	1,471,785	0.7

		Mutual Funds: 1.5%
3,131,000		Blackrock Liquidity
		Funds TempFund
		Portfolio - Class I
		(Cost $3,131,000)	$3,131,000	1.5

	Total Short-Term Investments
	(Cost $4,602,785)		4,602,785	2.2

	Total Investments in Securities (Cost $204,590,144)*		$207,538,587	97.6
	Assets in Excess of Other Liabilities		5,073,067	2.4

	Net Assets		$212,611,654	100.0

#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.
(1)	Collateral received from brokers for securities lending was invested in these short-term investments.

*	Cost for federal income tax purposes is $204,694,745.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$7,017,435
Gross Unrealized Depreciation	(4,173,593)

Net Unrealized appreciation	$2,843,842

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING AUSTRALIA INDEX PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011

Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$518,149	$7,047,694	$–	$7,565,843
Consumer Staples	2,228,657	15,303,523	–	17,532,180
Energy	–	14,916,617	–	14,916,617
Financials	–	75,849,516	–	75,849,516
Health Care	–	6,686,045	–	6,686,045
Industrials	–	13,286,551	–	13,286,551
Information Technology	–	1,208,349	–	1,208,349
Materials	921,552	55,148,967	47,127	56,117,646
Telecommunication Services	–	7,059,844	–	7,059,844
Utilities	–	2,713,211	–	2,713,211

Total Common Stock	3,668,358	199,220,317	47,127	202,935,802

Short-Term Investments	4,602,785	–	–	4,602,785

Total Investments, at value	$8,271,143	$199,220,317	$47,127	$207,538,587

Other Financial Instruments+
Futures	35,980	–	–	35,980
Forward Foreign Currency Contracts	–	90,091	–	90,091

Total Assets	$8,307,123	$199,310,408	$47,127	$207,664,658

Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(123,547)	$–	$(123,547)

Total Liabilities	$–	$(123,547)	$–	$(123,547)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

At June 30, 2011 , the following forward foreign currency contracts were outstanding for the ING Australia Index
Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

The Bank of New
York Mellon Corp.	Australian Dollar	9,000,000	Buy	07/28/11	$9,568,800	$9,617,695	$48,895
Credit Suisse First
Boston	Australian Dollar	6,500,000	Buy	07/28/11	6,904,918	6,946,114	41,196

							$90,091

Barclays Bank PLC	Australian Dollar	1,000,000	Sell	07/28/11	$1,052,955	$1,068,633	$(15,678)
Citigroup, Inc.	Australian Dollar	1,500,000	Sell	07/28/11	1,584,875	1,602,949	(18,074)
Citigroup, Inc.	Australian Dollar	7,000,000	Sell	07/28/11	7,390,635	7,480,430	(89,795)

							$(123,547)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING AUSTRALIA INDEX PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

ING Australia Index Portfolio Open Futures Contracts on June 30, 2011:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)

Long Contracts
ASX SPI 200® Index	103	09/15/11	$12,707,082	$35,980

			$12,707,082	$35,980

See Accompanying Notes to Financial Statements

ING BLACKROCK SCIENCE AND TECHNOLOGY	PORTFOLIO OF INVESTMENTS
OPPORTUNITIES PORTFOLIO	as of June 30, 2011 (Unaudited)

				Percentage
				of Net
Shares			Value	Assets

COMMON STOCK: 94.3%
		Consumer Discretionary: 2.0%
20,400		Amazon.com, Inc.	$4,171,596	1.0

8,000		Priceline.com, Inc.	4,095,440	1.0

			8,267,036	2.0

		Health Care: 3.5%
114,800		Gilead Sciences, Inc.	4,753,868	1.2

356,600		Pfizer, Inc.	7,345,960	1.8

34,900		Thermo Fisher
		Scientific, Inc.	2,247,211	0.5

			14,347,039	3.5

		Industrials: 0.3%
9,000		Nidec Corp.	840,243	0.2

6,300	@	RPX Corp.	176,589	0.1

			1,016,832	0.3

		Information Technology: 86.9%
92,300		Accenture PLC	5,576,766	1.4

50,500		ACI Worldwide, Inc.	1,705,385	0.4

40,300		Acme Packet, Inc.	2,826,239	0.7

75,700		Amphenol Corp.	4,087,043	1.0

47,100	@	Anaren, Inc.	1,000,875	0.2

107,400		Apple, Inc.	36,050,958	8.9

337,100		Applied Materials, Inc.	4,385,671	1.1

152,100	@	Ariba, Inc.	5,242,887	1.3

67,100		Arrow Electronics, Inc.	2,784,650	0.7

97,800		ASM Pacific
		Technology Ltd.	1,344,735	0.3

249,570	L	AU Optronics Corp.
		ADR ADR	1,717,042	0.4

79,100		Autodesk, Inc.	3,053,260	0.8

77,600		Automatic Data
		Processing, Inc.	4,087,968	1.0

30,600		Baidu.com ADR	4,287,978	1.1

115,700		BMC Software, Inc.	6,328,790	1.6

184,400		Broadcom Corp.	6,203,216	1.5

154,200		CA, Inc.	3,521,928	0.9

63,100	@,L	Camelot Information
		Systems, Inc. ADR
		ADR	943,345	0.2

83,200	@,L	Cavium, Inc.	3,626,688	0.9

38,800		Check Point Software
		Technologies	2,205,780	0.5

256,200		Cisco Systems, Inc.	3,999,282	1.0

52,500		Citrix Systems, Inc.	4,200,000	1.0

78,300		Cognizant Technology
		Solutions Corp.	5,742,522	1.4

38,700		Commvault Systems,
		Inc.	1,720,215	0.4

282,800		Compuware Corp.	2,760,128	0.7

183,800		Convergys Corp.	2,507,032	0.6

166,700		Corning, Inc.	3,025,605	0.7

211,400		eBay, Inc.	6,821,878	1.7

332,300		EMC Corp.	9,154,865	2.3

53,200		F5 Networks, Inc.	5,865,300	1.4

70,200	@	Finisar Corp.	1,265,706	0.3

124,600	@	Fortinet, Inc.	3,400,334	0.8

79,500	@,L	Freescale
		Semiconductor
		Holdings Ltd.	1,462,005	0.4

27,210		Google, Inc. - Class A	13,778,600	3.4

107,800		Hewlett-Packard Co.	$3,923,920	1.0

477,700		Hitachi Ltd.	2,835,151	0.7

111,700		Hynix Semiconductor,
		Inc.	2,639,116	0.6

91,400		International Business
		Machines Corp.	15,679,670	3.9

159,400		Intel Corp.	3,532,304	0.9

174,600	@	IntraLinks Holdings,
		Inc.	3,017,088	0.7

92,200		Intuit, Inc.	4,781,492	1.2

89,600		JDS Uniphase Corp.	1,492,736	0.4

105,700		Juniper Networks, Inc.	3,329,550	0.8

74,700		KLA-Tencor Corp.	3,023,856	0.7

98,100		Lam Research Corp.	4,343,868	1.1

233,300		Marvell Technology
		Group Ltd.	3,444,674	0.8

217,800	@	MEMC Electronic
		Materials, Inc.	1,857,834	0.5

462,700		Micron Technology,
		Inc.	3,460,996	0.9

315,200		Microsoft Corp.	8,195,200	2.0

41,371		Motorola Solutions,
		Inc.	1,904,721	0.5

89,500		NetApp, Inc.	4,723,810	1.2

143,900		Novellus Systems, Inc.	5,200,546	1.3

233,200		PMC - Sierra, Inc.	1,765,324	0.4

102,400		Polycom, Inc.	6,584,320	1.6

144,550		Progress Software
		Corp.	3,487,991	0.9

42,000	@,L	Qihoo 360 Technology
		Co. Ltd. ADR	815,220	0.2

195,280		Qualcomm, Inc.	11,089,951	2.7

43,600	L	Rackspace Hosting,
		Inc.	1,863,464	0.5

54,400	@	Radware Ltd.	1,895,296	0.5

117,500		Red Hat, Inc.	5,393,250	1.3

43,900	@	Responsys, Inc.	778,347	0.2

30		Rovi Corp.	1,721	0.0

86,000	@,L	Rubicon Technology,
		Inc.	1,449,960	0.4

28,100		Salesforce.com, Inc.	4,186,338	1.0

3,500		Samsung Electronics
		Co., Ltd.	2,720,303	0.7

75,000		Sandisk Corp.	3,112,500	0.8

62,800		SAP AG ADR ADR	3,808,820	0.9

154,700		Shinko Electric
		Industries	1,458,436	0.4

343,100		Siliconware Precision
		Industries Co. ADR
		ADR	2,134,082	0.5

19,600	@,L	SouFun Holdings Ltd.
		ADR ADR	404,936	0.1

30,900		Sourcefire, Inc.	918,348	0.2

151,500	@,L	STEC, Inc.	2,577,015	0.6

214,500		Symantec Corp.	4,229,940	1.0

104,200		Taleo Corp.	3,858,526	1.0

41,900		Tech Data Corp.	2,048,491	0.5

97,800		Teradata Corp.	5,887,560	1.5

137,000		Teradyne, Inc.	2,027,600	0.5

205,800		Texas Instruments, Inc.	6,756,414	1.7

See Accompanying Notes to Financial Statements

ING BLACKROCK SCIENCE AND TECHNOLOGY	PORTFOLIO OF INVESTMENTS
OPPORTUNITIES PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

				Percentage
				of Net
Shares			Value	Assets

COMMON STOCK: (continued)
		Information Technology: (continued)
211,500		Triquint
		Semiconductor, Inc.	$2,155,185	0.5

230,900	L	Taiwan Semiconductor
		Manufacturing Co., Ltd.
		ADR	2,911,649	0.7

46,400	L	Veeco Instruments,
		Inc.	2,246,224	0.6

114,500		VeriSign, Inc.	3,831,170	0.9

76,100		Vishay Intertechnology,
		Inc.	1,144,544	0.3

26,100	@	VMware, Inc.	2,616,003	0.6

58,600		Western Digital Corp.	2,131,868	0.5

131,000		Western Union Co.	2,623,930	0.6

333,600		Xerox Corp.	3,472,776	0.9

195,300		Yahoo!, Inc.	2,937,312	0.7

34,800	@	Yandex NV	1,235,748	0.3

			352,631,770	86.9

		Telecommunication Services: 1.6%
130,100		AT&T, Inc.	4,086,441	1.0

201,800		VimpelCom Ltd. ADR
		ADR	2,574,968	0.6

			6,661,409	1.6

		Total Common Stock
		(Cost $306,221,823)	382,924,086	94.3

EXCHANGE-TRADED FUNDS: 4.2%
		Financials: 4.2%
296,600		Powershares QQQ	16,921,030	4.2

		Total Exchange-Traded
		Funds
		(Cost $16,841,769)	16,921,030	4.2

		Total Long-Term
		Investments
		(Cost $323,063,592)	399,845,116	98.5

SHORT-TERM INVESTMENTS: 8.5%
		Securities Lending Collateralcc: 4.0%
15,755,363		BNY Mellon Overnight
		Government Fund(1)	15,755,363	3.9

396,801	R	BNY Institutional Cash
		Reserves Fund, Series
		B(1)(2)	317,441	0.1

		Total Securities Lending
		Collateral
		(Cost $16,152,164)	16,072,804	4.0

		Mutual Funds: 4.5%
18,378,677		Blackrock Liquidity
		Funds TempFund
		Portfolio - Class I
		(Cost $18,378,677)	18,378,677	4.5

		Total Short-Term
		Investments
		(Cost $34,530,841)	34,451,481	8.5

		Total Investments in
		Securities
		(Cost $357,594,433)*	$434,296,597	107.0
		Liabilities in Excess of
		Other Assets	(28,431,637)	(7.0)

		Net Assets	$405,864,960	100.0

@	Non-income producing security

ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
R	Restricted Security
L	Loaned security, a portion or all of the security is on loan at June 30, 2011.
(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

*	Cost for federal income tax purposes is $361,911,015.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$88,043,664
Gross Unrealized Depreciation	(15,658,082)

Net Unrealized appreciation	$72,385,582

See Accompanying Notes to Financial Statements

ING BLACKROCK SCIENCE AND TECHNOLOGY	PORTFOLIO OF INVESTMENTS
OPPORTUNITIES PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011

Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$8,267,036	$–	$–	$8,267,036
Health Care	14,347,039	–	–	14,347,039
Industrials	176,589	840,243	–	1,016,832
Information Technology	341,634,029	10,997,741	–	352,631,770
Telecommunication Services	6,661,409	–	–	6,661,409

Total Common Stock	371,086,102	11,837,984	–	382,924,086

Exchange-Traded Funds	16,921,030	–	–	16,921,030
Short-Term Investments	34,134,040	–	317,441	34,451,481

Total Investments, at value	$422,141,172	$11,837,984	$317,441	$434,296,597

Other Financial Instruments+
Forward Foreign Currency Contracts	–	1,831	–	1,831

Total Assets	$422,141,172	$11,839,815	$317,441	$434,298,428

Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(440,843)	$–	$(440,843)

Total Liabilities	$–	$(440,843)	$–	$(440,843)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

At June 30, 2011 , the following forward foreign currency contracts were outstanding for the ING BlackRock Science and Technology Opportunities Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation/ (Depreciation)

Citigroup, Inc.	Swiss Franc	2,870,000	Buy	07/07/11	$3,434,448	$3,413,761	$(20,687)

							$(20,687)

Citigroup, Inc.	Japanese Yen	273,568,000	Sell	07/07/11	$3,234,842	$3,398,268	$(163,426)
Citigroup, Inc.	Swiss Franc	2,870,000	Sell	07/07/11	3,157,031	3,413,761	(256,730)
Deutsche Bank AG	Hong Kong Sar Dollar	1,240,000	Sell	07/07/11	159,696	159,356	340
Credit Suisse First
Boston	Japanese Yen	95,750,000	Sell	07/07/11	1,190,899	1,189,408	1,491

							$(418,325)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING EURO STOXX 50® INDEX PORTFOLIO	as of June 30, 2011 (Unaudited)

Shares		Value	Percentage of Net Assets

COMMON STOCK: 97.7%
	Consumer Discretionary: 7.5%
102,649	Bayerische Motoren
	Werke AG	$10,250,488	1.4

284,645	DaimlerChrysler AG	21,465,636	2.8

82,259	LVMH Moet Hennessy
	Louis Vuitton S.A.	14,781,795	1.9

394,829	Vivendi	11,005,114	1.4

		57,503,033	7.5

	Consumer Staples: 8.2%
237,498	Anheuser-Busch InBev
	NV	13,783,847	1.8

187,529	Carrefour S.A.	7,709,275	1.0

195,644	Groupe Danone	14,605,523	1.9

76,117	L’Oreal S.A.	9,878,068	1.3

495,850	Unilever NV	16,274,213	2.2

		62,250,926	8.2

	Energy: 9.1%
819,435	ENI S.p.A.	19,419,869	2.5

261,310	Repsol YPF S.A.	9,063,715	1.2

709,068	Total S.A.	40,993,921	5.4

		69,477,505	9.1

	Financials: 27.5%
144,442	Allianz AG	20,142,092	2.6

426,629	Assicurazioni Generali
	S.p.A.	8,994,433	1.2

592,079	AXA S.A.	13,440,369	1.8

2,695,100	Banco Santander
	Central Hispano S.A.	31,048,109	4.1

1,453,392	Banco Bilbao Vizcaya
	Argentaria S.A.	17,061,163	2.2

318,780	BNP Paribas	24,580,938	3.2

338,503	Credit Agricole S.A.	5,085,483	0.7

297,374	Deutsche Bank AG	17,551,278	2.3

62,267	Deutsche Boerse AG	4,727,931	0.6

1,233,144	** ING Groep NV	15,196,746	2.0

4,460,741	Intesa Sanpaolo S.p.A.	11,878,031	1.6

51,403	Muenchener
	Rueckversicherungs
	AG	7,846,975	1.0

236,231	Societe Generale	13,991,108	1.8

29,133	Unibail	6,731,238	0.9

5,270,084	UniCredito Italiano
	S.p.A.	11,155,340	1.5

		209,431,234	27.5

	Health Care: 6.6%
264,057	Bayer AG	21,208,277	2.8

357,325	Sanofi-Aventis	28,743,620	3.8

		49,951,897	6.6

	Industrials: 11.1%
65,739	Alstom	4,049,196	0.5

138,459	Cie de Saint-Gobain	8,974,691	1.2

322,181	Koninklijke Philips
	Electronics NV	8,280,117	1.1

86,244	Schneider Electric S.A.	14,400,401	1.9

275,630	Siemens AG	37,877,533	5.0

169,597	Vinci S.A.	10,884,373	1.4

		84,466,311	11.1

	Information Technology: 3.4%
1,195,816	Nokia OYJ	$7,713,898	1.0

295,158	SAP AG	17,895,036	2.4

		25,608,934	3.4

	Materials: 7.5%
90,758	Air Liquide	13,002,267	1.7

294,967	ArcelorMittal	10,257,923	1.3

293,489	BASF AG	28,768,363	3.8

229,208	CRH PLC	5,109,518	0.7

		57,138,071	7.5

	Telecommunication Services: 8.3%
951,307	Deutsche Telekom AG	14,844,415	1.9

609,441	France Telecom S.A.	12,958,919	1.7

3,313,461	Telecom Italia S.p.A.	4,609,021	0.6

1,270,808	Telefonica S.A.	31,038,065	4.1

		63,450,420	8.3

	Utilities: 8.5%
638,948	E.ON AG	18,161,815	2.4

2,034,952	Enel S.p.A.	13,296,811	1.7

425,611	Gaz de France	15,555,151	2.0

1,156,738	Iberdrola S.A.	10,291,321	1.4

132,034	RWE AG	7,335,457	1.0

		64,640,555	8.5

	Total Common Stock (Cost $666,157,423)	743,918,886	97.7

SHORT-TERM INVESTMENTS: 3.0%
	Securities Lending Collateralcc: 3.0%
22,808,176	BNY Mellon Overnight
	Government Fund(1)
	(Cost $22,808,176)	22,808,176	3.0

	Total Short-Term Investments (Cost $22,808,176)	22,808,176	3.0

	Total Investments in Securities (Cost $688,965,599)*	$766,727,062	100.7
	Liabilities in Excess of Other Assets	(5,687,034)	(0.7)

	Net Assets	$761,040,028	100.0

cc	Securities purchased with cash collateral for securities loaned.
**	Investment in affiliate
(1)	Collateral received from brokers for securities lending was invested in these short-term investments.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING EURO STOXX 50® INDEX PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

*	Cost for federal income tax purposes is $705,931,554.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$105,812,777
Gross Unrealized Depreciation	(42,482,300)

Net Unrealized appreciation	$63,330,477

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011

Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$–	$57,503,033	$–	$57,503,033
Consumer Staples	–	62,250,926	–	62,250,926
Energy	–	69,477,505	–	69,477,505
Financials	–	209,431,234	–	209,431,234
Health Care	–	49,951,897	–	49,951,897
Industrials	–	84,466,311	–	84,466,311
Information Technology	–	25,608,934	–	25,608,934
Materials	–	57,138,071	–	57,138,071
Telecommunication Services	–	63,450,420	–	63,450,420
Utilities	–	64,640,555	–	64,640,555

Total Common Stock	–	743,918,886	–	743,918,886

Short-Term Investments	22,808,176	–	–	22,808,176

Total Investments, at value	$22,808,176	$743,918,886	$–	$766,727,062

Other Financial Instruments+
Futures	461,131	–	–	461,131
Forward Foreign Currency Contracts	–	266,456	–	266,456

Total Assets	$23,269,307	$744,185,342	$–	$767,454,649

Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(615,584)	$–	$(615,584)

Total Liabilities	$–	$(615,584)	$–	$(615,584)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

At June 30, 2011 , the following forward foreign currency contracts were outstanding for the ING Euro STOXX 50® Index Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

The Bank of New
York Mellon Corp.	EU Euro	12,000,000	Buy	07/28/11	$17,289,600	$17,387,777	$98,177
JP Morgan Chase &
Co.	EU Euro	30,000,000	Buy	07/28/11	43,761,420	43,469,443	(291,977)

							$(193,800)

The Bank of New
York Mellon Corp.	EU Euro	15,000,000	Sell	07/28/11	$21,903,000	$21,734,721	$168,279
The Bank of New
York Mellon Corp.	EU Euro	15,000,000	Sell	07/28/11	21,435,000	21,734,722	(299,722)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING EURO STOXX 50® INDEX PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

JP Morgan Chase &
Co.	EU Euro	2,000,000	Sell	07/28/11	$2,874,078	$2,897,963	$(23,885)

$(155,328)

ING Euro STOXX 50® Index Portfolio Open Futures Contracts on June 30, 2011:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)

Long Contracts
Euro STOXX 50®	461	09/16/11	$19,039,531	$461,131

			$19,039,531	$461,131

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING FTSE 100 INDEX® PORTFOLIO	as of June 30, 2011 (Unaudited)

			Percentage
			of Net
Shares		Value	Assets

COMMON STOCK: 96.1%
	Consumer Discretionary: 5.5%
303,672	British Sky
	Broadcasting PLC	$4,122,698	0.7

99,927	Burberry Group PLC	2,323,778	0.4

49,591	Carnival PLC	1,921,555	0.3

434,146	Compass Group PLC	4,186,116	0.7

357,982	GKN PLC	1,334,661	0.2

66,985	Intercontinental Hotels
	Group PLC	1,371,242	0.2

898,364	ITV PLC	1,031,536	0.2

541,070	Kingfisher PLC	2,324,222	0.4

366,467	Marks & Spencer
	Group PLC	2,124,402	0.4

40,104	Next PLC	1,498,355	0.2

187,822	Pearson PLC	3,553,088	0.6

280,880	Reed Elsevier PLC	2,557,234	0.4

40,588	Whitbread PLC	1,052,346	0.2

290,706	WPP PLC	3,641,936	0.6

		33,043,169	5.5

	Consumer Staples: 14.8%
91,474	Associated British
	Foods PLC	1,591,463	0.2

461,188	British American
	Tobacco PLC	20,223,897	3.4

581,808	Diageo PLC	11,903,216	2.0

234,849	Imperial Tobacco
	Group PLC	7,818,735	1.3

430,979	J Sainsbury PLC	2,283,014	0.4

167,437	Reckitt Benckiser PLC	9,247,927	1.5

274,843	SABMiller PLC	10,031,945	1.7

107,638	Tate & Lyle PLC	1,064,602	0.2

1,836,891	Tesco PLC	11,868,158	2.0

302,638	Unilever PLC	9,764,964	1.6

606,337	WM Morrison
	Supermarkets PLC	2,900,098	0.5

		88,698,019	14.8

	Energy: 18.8%
76,581	Amec PLC	1,338,147	0.2

778,269	BG Group PLC	17,671,377	3.0

4,352,536	BP PLC	32,047,804	5.4

322,799	Cairn Energy PLC	2,152,730	0.4

90,298	Essar Energy PLC	592,325	0.1

109,702	John Wood Group PLC	1,138,406	0.2

59,798	Petrofac Ltd.	1,454,113	0.2

627,574	Royal Dutch Shell PLC
	- Class B	22,395,657	3.7

830,445	Royal Dutch Shell PLC
	- Class A	29,550,295	4.9

204,372	Tullow Oil PLC	4,069,901	0.7

		112,410,755	18.8

	Financials: 18.9%
222,586	3i Group PLC	1,005,155	0.2

46,480	Admiral Group PLC	1,239,516	0.2

661,319	Aviva PLC	4,655,070	0.8

2,813,574	Barclays PLC	11,542,314	1.9

204,374	British Land Co. PLC	1,998,186	0.3

148,826	Capital Shopping
	Centres Group PLC	954,823	0.2

163,446	Hammerson PLC	$1,263,646	0.2

54,783	Hargreaves Lansdown
	PLC	534,836	0.1

4,115,668	HSBC Holdings PLC	40,805,897	6.8

153,353	ICAP PLC	1,163,086	0.2

124,082	Investec PLC	1,007,176	0.2

179,858	Land Securities Group
	PLC	2,460,474	0.4

1,353,968	Legal & General Group
	PLC	2,564,988	0.4

9,277,538	Lloyds TSB Group PLC	7,290,626	1.2

433,285	Man Group PLC	1,648,118	0.3

1,253,542	Old Mutual PLC	2,683,379	0.5

582,963	Prudential PLC	6,731,388	1.1

338,684	Resolution Ltd.	1,596,595	0.3

4,059,618	Royal Bank of Scotland
	Group PLC	2,511,136	0.4

806,065	Royal & Sun Alliance
	Insurance Group	1,743,518	0.3

39,158	Schroders PLC	972,233	0.2
13,338	Schroders PLC - Non
	Voting	281,151	0.0

549,167	Standard Chartered
	PLC	14,425,388	2.4

537,747	Standard Life PLC	1,817,544	0.3

		112,896,243	18.9

	Health Care: 8.0%
321,490	AstraZeneca PLC	16,068,536	2.7

1,198,201	GlaxoSmithKline PLC	25,682,636	4.3

129,205	Shire PLC	4,039,826	0.7

205,049	Smith & Nephew PLC	2,197,450	0.3

		47,988,448	8.0

	Industrials: 4.6%
63,236	Aggreko PLC	1,959,217	0.3

787,114	BAE Systems PLC	4,026,620	0.7

141,640	Capita Group PLC	1,626,791	0.3

230,984	Experian Group Ltd.	2,942,265	0.5

325,283	Group 4 Securicor PLC	1,462,242	0.2

73,935	IMI PLC	1,249,911	0.2

428,469	International
	Consolidated Airlines
	Group SA	1,749,027	0.3

36,662	Intertek Group PLC	1,161,892	0.2

42,610,848	Rolls-Royce Group
	PLC	68,389	0.0

432,364	Rolls-Royce Holdings
	PLC	4,477,533	0.7

112,951	Serco Group PLC	1,001,940	0.2

90,559	Smiths Group PLC	1,746,816	0.3

48,508	Weir Group PLC	1,655,915	0.3

65,211	Wolseley PLC	2,128,593	0.4

		27,257,151	4.6

	Information Technology: 1.0%
310,623	ARM Holdings PLC	2,920,988	0.5

56,040	Autonomy Corp. PLC	1,535,055	0.3

302,280	Sage Group PLC	1,401,412	0.2

		5,857,455	1.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING FTSE 100 INDEX® PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

			Percentage
			of Net
Shares		Value	Assets

COMMON STOCK: (continued)
	Materials: 14.2%
306,287	Anglo American PLC	$15,190,037	2.5

91,091	Antofagasta PLC	2,038,455	0.3

493,939	BHP Billiton PLC	19,408,799	3.2

89,239	Eurasian Natural
	Resources Corp.	1,119,730	0.2

49,698	Fresnillo PLC	1,119,532	0.2

191,893	Glencore International
	PLC	1,512,181	0.3

49,589	Johnson Matthey PLC	1,565,976	0.3

49,455	Kazakhmys PLC	1,096,272	0.2

46,708	Lonmin PLC	1,089,997	0.2

21,000	Randgold Resources
	Ltd.	1,768,808	0.3

202,194	Rexam PLC	1,243,074	0.2

346,646	Rio Tinto PLC	25,029,925	4.2

30,606	Vedanta Resources
	PLC	1,028,848	0.2

513,619	Xstrata PLC	11,312,698	1.9

		84,524,332	14.2

	Telecommunication Services: 6.4%
1,786,280	BT Group PLC	5,791,860	1.0

106,664	Inmarsat PLC	951,822	0.2

11,843,831	Vodafone Group PLC	31,405,722	5.2

		38,149,404	6.4

	Utilities: 3.9%
1,190,087	Centrica PLC	6,179,521	1.0

350,815	International Power
	PLC	1,811,878	0.3

810,343	National Grid PLC	7,977,205	1.3

215,190	Scottish & Southern
	Energy PLC	4,812,870	0.8

54,407	Severn Trent PLC	1,285,402	0.2

155,926	United Utilities Group
	PLC	1,499,712	0.3

		23,566,588	3.9

	Total Common Stock
	(Cost $484,006,419)	574,391,564	96.1

SHORT-TERM INVESTMENTS: 0.2%
	Securities Lending Collateralcc: 0.2%
1,031,781	BNY Mellon Overnight
	Government Fund(1)
	(Cost $1,031,781)	1,031,781	0.2

	Total Short-Term Investments
	(Cost $1,031,781)	1,031,781	0.2

	Total Investments in Securities
	(Cost $485,038,200)*	$575,423,345	96.3
	Assets in Excess of Other Liabilities	21,985,233	3.7

	Net Assets	$597,408,578	100.0

cc	Securities purchased with cash collateral for securities loaned.
(1)	Collateral received from brokers for securities lending was invested in these short-term investments.

*	Cost for federal income tax purposes is $489,437,010.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$102,825,376
Gross Unrealized Depreciation	(15,114,510)

Net Unrealized appreciation	$87,710,866

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING FTSE 100 INDEX® PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011

Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$–	$33,043,169	$–	$33,043,169
Consumer Staples	–	88,698,019	–	88,698,019
Energy	–	112,410,755	–	112,410,755
Financials	–	112,896,243	–	112,896,243
Health Care	–	47,988,448	–	47,988,448
Industrials	–	27,257,151	–	27,257,151
Information Technology	–	5,857,455	–	5,857,455
Materials	1,512,181	83,012,151	–	84,524,332
Telecommunication Services	951,822	37,197,582	–	38,149,404
Utilities	–	23,566,588	–	23,566,588

Total Common Stock	2,464,003	571,927,561	–	574,391,564

Short-Term Investments	1,031,781	–	–	1,031,781

Total Investments, at value	$3,495,784	$571,927,561	$–	$575,423,345

Other Financial Instruments+
Futures	157,967	–	–	157,967
Forward Foreign Currency Contracts	–	86,641	–	86,641

Total Assets	$3,653,751	$572,014,202	$–	$575,667,953

Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(258,288)	$–	$(258,288)

Total Liabilities	$–	$(258,288)	$–	$(258,288)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

At June 30, 2011 , the following forward foreign currency contracts were outstanding for the ING FTSE 100 Index®
Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

The Bank of New
York Mellon Corp.	British Pound	4,000,000	Buy	07/28/11	$6,557,600	$6,417,517	$(140,083)
Credit Suisse First
Boston	British Pound	2,500,000	Buy	07/28/11	4,105,545	4,010,949	(94,596)
Credit Suisse First
Boston	British Pound	10,000,000	Buy	07/28/11	16,058,980	16,043,793	(15,187)

							$(249,866)

Brown Brothers
Harriman & Co.	British Pound	500,000	Sell	07/28/11	$822,909	$802,190	$20,719
Citigroup, Inc.	British Pound	1,000,000	Sell	07/28/11	1,630,273	1,604,379	25,894
JP Morgan Chase &
Co.	British Pound	1,500,000	Sell	07/28/11	2,432,620	2,406,569	26,051
JP Morgan Chase &
Co.	British Pound	1,000,000	Sell	07/28/11	1,618,356	1,604,379	13,977
JP Morgan Chase &
Co.	British Pound	1,000,000	Sell	07/28/11	1,595,957	1,604,379	(8,422)

							$78,219

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING FTSE 100 INDEX® PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

ING FTSE 100 Index® Portfolio Open Futures Contracts on June 30, 2011:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)

Long Contracts
FTSE 100 Index	252	09/16/11	$23,872,599	$157,967

			$23,872,599	$157,967

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING HANG SENG INDEX PORTFOLIO	as of June 30, 2011 (Unaudited)

Shares		Value	Percentage of Net Assets

COMMON STOCK: 96.4%
	Consumer Discretionary: 3.0%
966,000	Belle International Holdings	$2,040,857	1.2

269,079	Esprit Holdings Ltd.	840,739	0.5

1,177,028	Li & Fung Ltd.	2,352,513	1.3

		5,234,109	3.0

	Consumer Staples: 1.4%
249,286	China Resources Enterprise	1,021,437	0.6

165,000	Hengan International Group Co., Ltd.	1,483,690	0.8

		2,505,127	1.4
	Energy: 13.4%
851,000	China Coal Energy Co. - Class H	1,152,609	0.7

3,478,337	China Petroleum &Chemical Corp.	3,530,836	2.0

704,341	China Shenhua Energy Co., Ltd.	3,375,149	2.0

3,701,714	CNOOC Ltd.	8,718,948	5.0

4,372,604	PetroChina Co., Ltd.	6,422,417	3.7

		23,199,959	13.4

	Financials: 57.2%
1,747,000	AIA Group Ltd.	6,081,355	3.5

12,995,746	Bank of China Ltd.	6,360,875	3.7

1,374,047	Bank of Communications Co., Ltd.	1,320,192	0.8

317,784	Bank of East Asia Ltd.	1,308,315	0.8

766,629	BOC Hong Kong Holdings Ltd.	2,233,163	1.3

287,739	Cheung Kong Holdings Ltd.	4,225,458	2.4

12,454,107	China Construction Bank	10,367,860	6.0

1,541,911	China Life Insurance Co., Ltd.	5,323,802	3.1

846,991	China Overseas Land &Investment Ltd.	1,822,127	1.0

392,000	China Resources Land Ltd.	711,547	0.4

508,706	Hang Lung Properties Ltd.	2,091,620	1.2

158,443	Hang Seng Bank Ltd.	2,534,513	1.5

203,024	Henderson Land Development Co., Ltd.	1,312,864	0.8

212,241	Hong Kong Exchanges and Clearing Ltd.	4,469,131	2.6

2,493,550	HSBC Holdings PLC	24,798,080	14.3

12,589,340	Industrial and Commercial Bank of China Ltd.	9,602,476	5.5

494,176	New World Development Ltd.	750,268	0.4

355,216	Ping An Insurance Group Co. of China Ltd.	3,684,186	2.1

544,241	Sino Land Co.	875,311	0.5

319,555	Sun Hung Kai Properties Ltd.	4,671,120	2.7

150,091	Swire Pacific Ltd.	$2,209,781	1.3

314,637	Wharf Holdings Ltd.	2,194,127	1.3

		98,948,171	57.2

	Industrials: 4.9%
244,818	Cathay Pacific Airways Ltd.	569,511	0.3

228,285	China Merchants Holdings International Co., Ltd.	885,823	0.5

264,811	Citic Pacific Ltd.	663,683	0.4

336,697	Cosco Pacific Ltd.	594,396	0.3

442,464	Hutchison Whampoa Ltd.	4,794,076	2.8

299,143	MTR Corp.	1,063,967	0.6

		8,571,456	4.9

	Information Technology: 3.3%
209,375	Tencent Holdings Ltd.	5,714,344	3.3

	Materials: 0.4%
817,728	Aluminum Corp. of China Ltd.	704,382	0.4

	Telecommunication Services: 7.9%
1,247,601	China Mobile Ltd.	11,614,897	6.7

977,110	China Unicom Ltd.	1,983,549	1.2

		13,598,446	7.9

	Utilities: 4.9%
391,654	China Resources Power Holdings Co.	765,777	0.4

373,931	CLP Holdings Ltd.	3,317,173	1.9

981,458	Hong Kong & China Gas	2,232,724	1.3

287,322	HongKong Electric Holdings	2,174,752	1.3

		8,490,426	4.9

	Total Common Stock
	(Cost $150,810,564)	166,966,420	96.4

SHORT-TERM INVESTMENTS: 0.9%
	Securities Lending Collateralcc: 0.9%
1,477,758	BNY Mellon Overnight Government Fund(1)
	(Cost $1,477,758)	1,477,758	0.9

	Total Short-Term Investments
	(Cost $1,477,758)	1,477,758	0.9

	Total Investments in Securities
	(Cost $152,288,322)*	$168,444,178	97.3
	Assets in Excess of Other Liabilities	4,649,618	2.7

	Net Assets	$173,093,796	100.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING HANG SENG INDEX PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

cc	Securities purchased with cash collateral for securities loaned.
(1)	Collateral received from brokers for securities lending was invested in these short-term investments.

*	Cost for federal income tax purposes is $155,021,646.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$18,727,759
Gross Unrealized Depreciation	(5,305,227)

Net Unrealized appreciation	$13,422,532

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011

Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$–	$5,234,109	$–	$5,234,109
Consumer Staples	–	2,505,127	–	2,505,127
Energy	–	23,199,959	–	23,199,959
Financials	–	98,948,171	–	98,948,171
Industrials	–	8,571,456	–	8,571,456
Information Technology	–	5,714,344	–	5,714,344
Materials	–	704,382	–	704,382
Telecommunication Services	–	13,598,446	–	13,598,446
Utilities	2,174,752	6,315,674	–	8,490,426

Total Common Stock	2,174,752	164,791,668	–	166,966,420

Short-Term Investments	1,477,758	–	–	1,477,758

Total Investments, at value	$3,652,510	$164,791,668	$–	$168,444,178

Other Financial Instruments+
Futures	58,435	–	–	58,435

Total Assets	$3,710,945	$164,791,668	$–	$168,502,613

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

ING Hang Seng Index Portfolio Open Futures Contracts on June 30, 2011:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)

Long Contracts
Hang Seng Index	41	07/28/11	$5,908,400	$58,435
U.S. Treasury Long Bond	13	09/21/11	1,599,406	–

			$7,507,806	$58,435

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING INDEX PLUS LARGECAP PORTFOLIO	as of June 30, 2011 (Unaudited)

				Percentage
				of Net
Shares			Value	Assets

COMMON STOCK: 99.2%
		Consumer Discretionary: 10.1%
5,500		Abercrombie & Fitch Co.	$368,060	0.1

3,700		Amazon.com, Inc.	756,613	0.1

4,200		Apollo Group, Inc. - Class
		A	183,456	0.0

58,600	@,L	Autonation, Inc.	2,145,346	0.3

900	@	Autozone, Inc.	265,365	0.0

25,000	@	Bed Bath & Beyond, Inc.	1,459,250	0.2

12,100		Best Buy Co., Inc.	380,061	0.1

29,600	@	Big Lots, Inc.	981,240	0.1

2,200		Cablevision Systems
		Corp.	79,662	0.0

59,000	@	Carmax, Inc.	1,951,130	0.3

21,200		Carnival Corp.	797,756	0.1

23,300		CBS Corp. - Class B	663,817	0.1

1,500	@	Chipotle Mexican Grill,
		Inc.	462,285	0.1

14,500		Coach, Inc.	926,985	0.1

67,330		Comcast Corp. – Class A	1,706,142	0.2

5,900	L	Darden Restaurants, Inc.	293,584	0.0

38,100		DeVry, Inc.	2,252,853	0.3

30,350		DIRECTV	1,542,387	0.2

27,200		Discovery
		Communications, Inc. -
		Class A	1,114,112	0.1

67,600		D.R. Horton, Inc.	778,752	0.1

32,200		Expedia, Inc.	933,478	0.1

29,506		Family Dollar Stores, Inc.	1,550,835	0.2

11,700		Fortune Brands, Inc.	746,109	0.1

60,600		Gannett Co., Inc.	867,792	0.1

46,431		Gap, Inc.	840,401	0.1

4,700		Genuine Parts Co.	255,680	0.0

12,100		H&R Block, Inc.	194,084	0.0

72,200		Harman International
		Industries, Inc.	3,290,154	0.4

25,000		Hasbro, Inc.	1,098,250	0.1

17,200		Home Depot, Inc.	622,984	0.1

45,700		International Game
		Technology	803,406	0.1

68,000	S	Interpublic Group of Cos.,
		Inc.	850,000	0.1

16,200		JC Penney Co., Inc.	559,548	0.1

10,400		Kohl’s Corp.	520,104	0.1

13,600		Leggett & Platt, Inc.	331,568	0.0

7,700		Lennar Corp.	139,755	0.0

24,400		Lowe’s Cos., Inc.	568,764	0.1

31,100		Limited Brands, Inc.	1,195,795	0.2

12,700		Macy’s, Inc.	371,348	0.1

14,300		Marriott International, Inc.	507,507	0.1

31,400		Mattel, Inc.	863,186	0.1

66,100	S	McDonald’s Corp.	5,573,552	0.7

9,400		McGraw-Hill Cos., Inc.	393,954	0.1

10,200		NetFlix, Inc.	2,679,438	0.4

53,900		Newell Rubbermaid, Inc.	850,542	0.1

98,800		News Corp. - Class A	1,748,760	0.2

20,900		Nike, Inc.	1,880,582	0.2

5,000		Nordstrom, Inc.	234,700	0.0

10,500		Omnicom Group	505,680	0.1

5,200		O’Reilly Automotive, Inc.	340,652	0.0

3,100		Polo Ralph Lauren Corp.	411,091	0.1

1,500		Priceline.com, Inc.	767,895	0.1

106,900		Pulte Homes, Inc.	$818,854	0.1

13,000		Ross Stores, Inc.	1,041,560	0.1

14,100		Scripps Networks
		Interactive - Class A	689,208	0.1

78,900		Staples, Inc.	1,246,620	0.2

64,500		Starbucks Corp.	2,547,105	0.3

42,800		Starwood Hotels &
		Resorts Worldwide, Inc.	2,398,512	0.3

6,434		Target Corp.	301,819	0.0

4,200		Tiffany & Co.	329,784	0.0

40,800		Time Warner Cable, Inc.	3,184,032	0.4

20,800		Time Warner, Inc.	756,496	0.1

12,200		TJX Cos., Inc.	640,866	0.1

19,800		Urban Outfitters, Inc.	557,370	0.1

29,148		VF Corp.	3,164,307	0.4

47,000		Viacom - Class B	2,397,000	0.3

46,000		Walt Disney Co.	1,795,840	0.2

1,700	L	Washington Post	712,215	0.1

5,700		Whirlpool Corp.	463,524	0.1

7,500		Wyndham Worldwide
		Corp.	252,375	0.0

14,751		Wynn Resorts Ltd.	2,117,359	0.3

22,600		Yum! Brands, Inc.	1,248,424	0.2

			78,269,720	10.1

		Consumer Staples: 11.0%
116,000		Altria Group, Inc.	3,063,560	0.4

123,286		Archer-Daniels-Midland
		Co.	3,717,073	0.5

21,239		Brown-Forman Corp.	1,586,341	0.2

26,781		Campbell Soup Co.	925,283	0.1

4,200		Clorox Co.	283,248	0.0

118,256		Coca-Cola Co.	7,957,446	1.0

22,100		Coca-Cola Enterprises,
		Inc.	644,878	0.1

15,300		Colgate-Palmolive Co.	1,337,373	0.2

17,500		ConAgra Foods, Inc.	451,675	0.1

5,500	@	Constellation Brands, Inc.	114,510	0.0

27,400		Costco Wholesale Corp.	2,225,976	0.3

72,700		CVS Caremark Corp.	2,732,066	0.3

34,400	@	Dean Foods Co.	422,088	0.1

50,027		Dr. Pepper Snapple
		Group, Inc.	2,097,632	0.3

11,300		Estee Lauder Cos., Inc.	1,188,647	0.2

47,300		General Mills, Inc.	1,760,506	0.2

17,308		Hershey Co.	983,960	0.1

27,300		HJ Heinz Co.	1,454,544	0.2

72,000		Hormel Foods Corp.	2,146,320	0.3

12,700		JM Smucker Co.	970,788	0.1

5,800		Kellogg Co.	320,856	0.0

10,026		Kimberly-Clark Corp.	667,331	0.1

38,000		Kraft Foods, Inc.	1,338,740	0.2

109,600		Kroger Co.	2,718,080	0.3

7,800		Lorillard, Inc.	849,186	0.1

37,700		McCormick & Co., Inc.	1,868,789	0.2

33,000		Mead Johnson Nutrition
		Co.	2,229,150	0.3

96,000		Molson Coors Brewing
		Co.	4,295,040	0.5

66,700		PepsiCo, Inc.	4,697,681	0.6

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING INDEX PLUS LARGECAP PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

				Percentage
				of Net
Shares			Value	Assets

COMMON STOCK: (continued)
		Consumer Staples: (continued)
78,879	S	Philip Morris International,
		Inc.	$5,266,751	0.7

64,492		Procter & Gamble Co.	4,099,756	0.5

40,416		Reynolds American, Inc.	1,497,413	0.2

157,900		Safeway, Inc.	3,690,123	0.5

18,400		Sara Lee Corp.	349,416	0.0

82,000		Supervalu, Inc.	771,620	0.1

40,100		Sysco Corp.	1,250,318	0.2

150,700		Tyson Foods, Inc.	2,926,594	0.4

47,900	S	Walgreen Co.	2,033,834	0.3

147,152		Wal-Mart Stores, Inc.	7,819,657	1.0

8,400		Whole Foods Market, Inc.	532,980	0.1

			85,287,229	11.0

		Energy: 12.7%
3,177		Alpha Natural Resources,
		Inc.	144,363	0.0

14,200		Anadarko Petroleum
		Corp.	1,089,992	0.1

16,700		Apache Corp.	2,060,613	0.3

23,900	S	Baker Hughes, Inc.	1,734,184	0.2

32,200		Cabot Oil & Gas Corp.	2,135,182	0.3

24,200		Cameron International
		Corp.	1,217,018	0.2

110,300		Chesapeake Energy
		Corp.	3,274,807	0.4

136,058	S	Chevron Corp.	13,992,205	1.8

71,800		ConocoPhillips	5,398,642	0.7

10,900		Consol Energy, Inc.	528,432	0.1

73,300		Denbury Resources, Inc.	1,466,000	0.2

22,100		Devon Energy Corp.	1,741,701	0.2

5,100	L	Diamond Offshore Drilling	359,091	0.0

113,300		El Paso Corp.	2,288,660	0.3

14,900		EOG Resources, Inc.	1,557,795	0.2

5,800		EQT Corp.	304,616	0.0

272,554	S	ExxonMobil Corp.	22,180,444	2.9

24,700		FMC Technologies, Inc.	1,106,313	0.1

36,600		Halliburton Co.	1,866,600	0.2

18,600		Helmerich & Payne, Inc.	1,229,832	0.2

10,500		Hess Corp.	784,980	0.1

31,700		Marathon Oil Corp.	1,669,956	0.2

9,200		Murphy Oil Corp.	604,072	0.1

47,400		Nabors Industries Ltd.	1,167,936	0.2

26,504		National Oilwell Varco,
		Inc.	2,072,878	0.3

15,900	@	Newfield Exploration Co.	1,081,518	0.1

24,100		Noble Corp.	949,781	0.1

14,900		Noble Energy, Inc.	1,335,487	0.2

21,000		Occidental Petroleum
		Corp.	2,184,840	0.3

7,000		Peabody Energy Corp.	412,370	0.1

9,700		Pioneer Natural
		Resources Co.	868,829	0.1

25,900		QEP Resources, Inc.	1,083,397	0.1

34,000		Range Resources Corp.	1,887,000	0.2

15,400	@	Rowan Cos., Inc.	597,674	0.1

53,054		Schlumberger Ltd.	4,583,866	0.6

27,000	@	Southwestern Energy Co.	1,157,760	0.2

22,600		Spectra Energy Corp.	619,466	0.1

62,500		Sunoco, Inc.	2,606,875	0.3

177,400	@	Tesoro Corp.	4,064,234	0.5

102,300		Valero Energy Corp.	$2,615,811	0.3

30,500		Williams Cos., Inc.	922,625	0.1

			98,947,845	12.7

		Financials: 14.3%
35,000		ACE Ltd.	2,303,700	0.3

16,995		Aflac, Inc.	793,327	0.1

28,300		Allstate Corp.	863,999	0.1

29,300		American Express Co.	1,514,810	0.2

18,400	@	American International
		Group, Inc.	539,488	0.1

24,800		Ameriprise Financial, Inc.	1,430,464	0.2

32,100		AON Corp.	1,646,730	0.2

25,800		Apartment Investment &
		Management Co.	658,674	0.1

89,300		Assurant, Inc.	3,238,911	0.4

4,930		AvalonBay Communities,
		Inc.	633,012	0.1

337,350	S	Bank of America Corp.	3,697,356	0.5

39,500		Bank of New York Mellon
		Corp.	1,011,990	0.1

8,600		BB&T Corp.	230,824	0.0

94,500	@	Berkshire Hathaway, Inc.	7,313,355	0.9

1,600		Blackrock, Inc.	306,896	0.0

1,639		Boston Properties, Inc.	173,996	0.0

23,200	S	Capital One Financial
		Corp.	1,198,744	0.2

65,500		CB Richard Ellis Group,
		Inc.	1,644,705	0.2

16,400		Charles Schwab Corp.	269,780	0.0

16,300		Chubb Corp.	1,020,543	0.1

27,500		Cincinnati Financial Corp.	802,450	0.1

96,990		Citigroup, Inc.	4,038,664	0.5

2,033		CME Group, Inc.	592,802	0.1

175,100		Discover Financial
		Services	4,683,925	0.6

177,100	@	E*Trade Financial Corp.	2,443,980	0.3

33,300		Equity Residential	1,998,000	0.3

10,400	L	Federated Investors, Inc.	247,936	0.0

56,672		Fifth Third Bancorp.	722,568	0.1

10,800		Franklin Resources, Inc.	1,417,932	0.2

35,300	@	Genworth Financial, Inc.	362,884	0.1

16,528		Goldman Sachs Group,
		Inc.	2,199,712	0.3

34,900		Hartford Financial
		Services Group, Inc.	920,313	0.1

59,000		HCP, Inc.	2,164,710	0.3

31,186		Health Care Real Estate
		Investment Trust, Inc.	1,635,082	0.2

8,100		Host Hotels & Resorts,
		Inc.	137,295	0.0

136,000		Hudson City Bancorp.,
		Inc.	1,113,840	0.1

500,800		Huntington Bancshares,
		Inc.	3,285,248	0.4

22,100	@	IntercontinentalExchange,
		Inc.	2,756,091	0.4

44,300		Invesco Ltd.	1,036,620	0.1

217,300		Janus Capital Group, Inc.	2,051,312	0.3

160,451		JPMorgan Chase & Co.	6,568,864	0.8

443,700		Keycorp	3,696,021	0.5

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING INDEX PLUS LARGECAP PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

				Percentage
				of Net
Shares			Value	Assets

COMMON STOCK: (continued)
		Financials: (continued)
14,300		Kimco Realty Corp.	$266,552	0.0

3,400		Legg Mason, Inc.	111,384	0.0

4,600		Leucadia National Corp.	156,860	0.0

16,600		Lincoln National Corp.	472,934	0.1

38,000		Loews Corp.	1,599,420	0.2

300		M&T Bank Corp.	26,385	0.0

48,300		Marsh & McLennan Cos.,
		Inc.	1,506,477	0.2

4,100		Marshall & Ilsley Corp.	32,677	0.0

55,700		Metlife, Inc.	2,443,559	0.3

5,000		Moody’s Corp.	191,750	0.0

40,300		Morgan Stanley	927,303	0.1

2,000		Nasdaq Stock Market,
		Inc.	50,600	0.0

32,500		Northern Trust Corp.	1,493,700	0.2

10,500		NYSE Euronext	359,835	0.1

37,800		People’s United Financial,
		Inc.	508,032	0.1

8,500		PNC Financial Services
		Group, Inc.	506,685	0.1

17,900		Principal Financial Group,
		Inc.	544,518	0.1

35,200		Progressive Corp.	752,576	0.1

55,667		ProLogis, Inc.	1,995,105	0.3

25,700	S	Prudential Financial, Inc.	1,634,263	0.2

1,800		Public Storage, Inc.	205,218	0.0

397,800		Regions Financial Corp.	2,466,360	0.3

3,740		Simon Property Group,
		Inc.	434,700	0.1

28,400		SLM Corp.	477,404	0.1

16,147		State Street Corp.	728,068	0.1

127,200		SunTrust Bank	3,281,760	0.4

12,700		T. Rowe Price Group, Inc.	766,318	0.1

13,900		Torchmark Corp.	891,546	0.1

22,196		Travelers Cos., Inc.	1,295,803	0.2

73,761		UnumProvident Corp.	1,879,430	0.2

43,233		US Bancorp.	1,102,874	0.1

3,003		Ventas, Inc.	158,288	0.0

5,417		Vornado Realty Trust	504,756	0.1

179,485		Wells Fargo & Co.	5,036,349	0.7

12,800		Weyerhaeuser Co.	279,808	0.0

17,100		XL Group PLC	375,858	0.1

			110,832,708	14.3

		Health Care: 11.1%
43,734	S	Abbott Laboratories	2,301,283	0.3

10,700		Aetna, Inc.	471,763	0.1

11,600		Agilent Technologies, Inc.	592,876	0.1

18,700		Allergan, Inc.	1,556,775	0.2

9,208		AmerisourceBergen Corp.	381,211	0.1

34,635		Amgen, Inc.	2,020,952	0.3

41,400		Baxter International, Inc.	2,471,166	0.3

16,400		Becton Dickinson & Co.	1,413,188	0.2

24,400		Biogen Idec, Inc.	2,608,848	0.3

267,600	@	Boston Scientific Corp.	1,849,116	0.2

28,600		Bristol-Myers Squibb Co.	828,256	0.1

11,400		Cardinal Health, Inc.	517,788	0.1

66,100		CareFusion Corp.	1,795,937	0.2

16,900	@	Celgene Corp.	1,019,408	0.1

33,400	@	Cephalon, Inc.	2,668,660	0.3

20,600		Cigna Corp.	1,059,458	0.1

1,700		Coventry Health Care,
		Inc.	$61,999	0.0

58,600		Covidien PLC	3,119,278	0.4

6,000		CR Bard, Inc.	659,160	0.1

23,900	@	DaVita, Inc.	2,069,979	0.3

26,600		Densply International, Inc.	1,012,928	0.1

24,600		Edwards Lifesciences
		Corp.	2,144,628	0.3

35,100		Eli Lilly & Co.	1,317,303	0.2

23,500		Express Scripts, Inc.	1,268,530	0.2

53,100	@	Forest Laboratories, Inc.	2,088,954	0.3

89,100	@	Gilead Sciences, Inc.	3,689,631	0.5

41,300	@	Hospira, Inc.	2,340,058	0.3

34,967		Humana, Inc.	2,816,242	0.4

1,800	@	Intuitive Surgical, Inc.	669,798	0.1

98,323	S	Johnson & Johnson	6,540,446	0.8

9,900		Laboratory Corp. of
		America Holdings	958,221	0.1

15,000	@	Life Technologies Corp.	781,050	0.1

7,772		McKesson Corp.	650,128	0.1

10,208		Medco Health Solutions,
		Inc.	576,956	0.1

60,700		Medtronic, Inc.	2,338,771	0.3

74,762	S	Merck & Co., Inc.	2,638,351	0.3

2,300		Mylan Laboratories	56,741	0.0

19,600		Pall Corp.	1,102,108	0.1

90,200		PerkinElmer, Inc.	2,427,282	0.3

419,662		Pfizer, Inc.	8,645,037	1.1

16,000		Quest Diagnostics	945,600	0.1

35,600		St. Jude Medical, Inc.	1,697,408	0.2

14,300		Stryker Corp.	839,267	0.1

300	@	Tenet Healthcare Corp.	1,872	0.0

13,029	S	Thermo Fisher Scientific,
		Inc.	838,938	0.1

36,738		UnitedHealth Group, Inc.	1,894,946	0.2

21,500	@	Varian Medical Systems,
		Inc.	1,505,430	0.2

9,278		Waters Corp.	888,276	0.1

29,500	@	Watson Pharmaceuticals,
		Inc.	2,027,535	0.3

13,800		WellPoint, Inc.	1,087,026	0.1

22,700	@	Zimmer Holdings, Inc.	1,434,640	0.2

			86,691,202	11.1

		Industrials: 12.1%
14,600		3M Co.	1,384,810	0.2

47,002		Avery Dennison Corp.	1,815,687	0.2

35,500		Boeing Co.	2,624,515	0.3

25,700		Caterpillar, Inc.	2,736,022	0.4

28,200		Cintas Corp.	931,446	0.1

48,600		CSX Corp.	1,274,292	0.2

14,900		Cummins, Inc.	1,542,001	0.2

24,400		Danaher Corp.	1,292,956	0.2

20,400		Deere & Co.	1,681,980	0.2

22,600		Dover Corp.	1,532,280	0.2

12,000		Dun & Bradstreet Corp.	906,480	0.1

31,600		Eaton Corp.	1,625,820	0.2

39,759		Emerson Electric Co.	2,236,444	0.3

17,016		Equifax, Inc.	590,796	0.1

36,100		Expeditors International
		Washington, Inc.	1,847,959	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING INDEX PLUS LARGECAP PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

				Percentage
				of Net
Shares			Value	Assets

COMMON STOCK: (continued)
		Industrials: (continued)
21,600	L	Fastenal Co.	$777,384	0.1

3,400		Flowserve Corp.	373,626	0.0

14,600		Fluor Corp.	944,036	0.1

18,400		General Dynamics Corp.	1,371,168	0.2

290,594	S	General Electric Co.	5,480,603	0.7

20,300		Goodrich Corp.	1,938,650	0.2

39,300		Honeywell International,
		Inc.	2,341,887	0.3

20,400		Illinois Tool Works, Inc.	1,152,396	0.1

20,800		Ingersoll-Rand PLC	944,528	0.1

37,607		Iron Mountain, Inc.	1,282,023	0.2

11,541		ITT Corp.	680,111	0.1

28,600	@	Jacobs Engineering
		Group, Inc.	1,236,950	0.2

4,100		Joy Global, Inc.	390,484	0.1

21,600		L-3 Communications
		Holdings, Inc.	1,888,920	0.2

39,732		Lockheed Martin Corp.	3,217,100	0.4

123,900		Masco Corp.	1,490,517	0.2

15,728		Norfolk Southern Corp.	1,178,499	0.2

41,700		Northrop Grumman Corp.	2,891,895	0.4

17,800		Paccar, Inc.	909,402	0.1

57,900		Parker Hannifin Corp.	5,195,946	0.7

25,900	L	Pitney Bowes, Inc.	595,441	0.1

12,400		Precision Castparts Corp.	2,041,660	0.3

40,000	@	Quanta Services, Inc.	808,000	0.1

70,200		Raytheon Co.	3,499,470	0.4

17,100		Republic Services, Inc.	527,535	0.1

21,032		Robert Half International,
		Inc.	568,495	0.1

14,200		Rockwell Automation, Inc.	1,231,992	0.2

21,400		Rockwell Collins, Inc.	1,320,166	0.2

18,900		Roper Industries, Inc.	1,574,370	0.2

133,400		RR Donnelley & Sons Co.	2,615,974	0.3

74,200		Ryder System, Inc.	4,218,270	0.5

14,400		Snap-On, Inc.	899,712	0.1

152,800		Southwest Airlines Co.	1,744,976	0.2

8,800		Stanley Black & Decker,
		Inc.	634,040	0.1

10,771	@	Stericycle, Inc.	959,912	0.1

34,800		Tyco International Ltd.	1,720,164	0.2

21,600		Union Pacific Corp.	2,255,040	0.3

39,397		United Technologies
		Corp.	3,487,028	0.4

26,509		Waste Management, Inc.	987,990	0.1

17,800		WW Grainger, Inc.	2,734,970	0.4

			94,134,818	12.1

		Information Technology: 17.8%
20,500	@	Adobe Systems, Inc.	644,725	0.1

188,400	@,L	Advanced Micro Devices,
		Inc.	1,316,916	0.2

57,100	@	Akamai Technologies,
		Inc.	1,796,937	0.2

8,400		Altera Corp.	389,340	0.1

12,800		Amphenol Corp.	691,072	0.1

7,400		Analog Devices, Inc.	289,636	0.0

59,493	S	Apple, Inc.	19,970,015	2.6

34,700		Applied Materials, Inc.	451,447	0.1

9,000		Autodesk, Inc.	347,400	0.0

15,600		Automatic Data
		Processing, Inc.	$821,808	0.1

21,900	@	BMC Software, Inc.	1,197,930	0.2

56,200		Broadcom Corp.	1,890,568	0.2

19,262		CA, Inc.	439,944	0.1

55,670	S	Cisco Systems, Inc.	869,009	0.1

19,800	@	Citrix Systems, Inc.	1,584,000	0.2

21,400	@	Cognizant Technology
		Solutions Corp.	1,569,476	0.2

19,600		Computer Sciences Corp.	744,016	0.1

6,200	@	Compuware Corp.	60,512	0.0

59,600		Corning, Inc.	1,081,740	0.1

241,900		Dell, Inc.	4,032,473	0.5

33,207		eBay, Inc.	1,071,590	0.1

46,300		Electronic Arts, Inc.	1,092,680	0.1

92,150	@	EMC Corp.	2,538,733	0.3

9,000		F5 Networks, Inc.	992,250	0.1

15,100		Fidelity National
		Information Services, Inc.	464,929	0.1

20,933	@,L	First Solar, Inc.	2,768,808	0.4

4,872		Fiserv, Inc.	305,133	0.0

5,000		Flir Systems, Inc.	168,550	0.0

10,180		Google, Inc. - Class A	5,154,948	0.7

12,035	L	Harris Corp.	542,297	0.1

151,276		Hewlett-Packard Co.	5,506,446	0.7

61,969	S	International Business
		Machines Corp.	10,630,782	1.4

72,110	S	Intel Corp.	1,597,958	0.2

11,600		Intuit, Inc.	601,576	0.1

2,800		Jabil Circuit, Inc.	56,560	0.0

16,200	@	JDS Uniphase Corp.	269,892	0.0

300	@	Juniper Networks, Inc.	9,450	0.0

5,100		KLA-Tencor Corp.	206,448	0.0

80,300	@	Lexmark International,
		Inc.	2,349,578	0.3

57,000		Linear Technology Corp.	1,882,140	0.2

195,400	@	LSI Logic Corp.	1,391,248	0.2

8,875		Mastercard, Inc.	2,674,393	0.3

5,200	L	Microchip Technology,
		Inc.	197,132	0.0

178,600	@	Micron Technology, Inc.	1,335,928	0.2

598,316	S	Microsoft Corp.	15,556,216	2.0

5,200		Molex, Inc.	134,004	0.0

39,600	@	Monster Worldwide, Inc.	580,536	0.1

24,287	@	Motorola Mobility
		Holdings, Inc.	535,285	0.1

5,228	@	Motorola Solutions, Inc.	240,697	0.0

63,500		National Semiconductor
		Corp.	1,562,735	0.2

19,205	@	NetApp, Inc.	1,013,640	0.1

9,200		Novellus Systems, Inc.	332,488	0.0

32,900		Nvidia Corp.	524,261	0.1

228,426		Oracle Corp.	7,517,500	1.0

12,500		Paychex, Inc.	384,000	0.1

36,516		Qualcomm, Inc.	2,073,744	0.3

7,802	@	Red Hat, Inc.	358,112	0.1

136,700	@	SAIC, Inc.	2,299,294	0.3

2,800		Salesforce.com, Inc.	417,144	0.1

14,000	@	Sandisk Corp.	581,000	0.1

115,400		Symantec Corp.	2,275,688	0.3

364,600	S	Tellabs, Inc.	1,680,806	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING INDEX PLUS LARGECAP PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

				Percentage
				of Net
Shares			Value	Assets

COMMON STOCK: (continued)
		Information Technology: (continued)
23,112	@	Teradata Corp.	$1,391,342	0.2

75,300	L	Teradyne, Inc.	1,114,440	0.1

5,900		Texas Instruments, Inc.	193,697	0.0

122,500		Total System Services,
		Inc.	2,276,050	0.3

54,300		VeriSign, Inc.	1,816,878	0.2

26,400		Visa, Inc.	2,224,464	0.3

76,600		Western Digital Corp.	2,786,708	0.4

42,200		Western Union Co.	845,266	0.1

70,800		Xerox Corp.	737,028	0.1

5,400		Xilinx, Inc.	196,938	0.0

176,300		Yahoo!, Inc.	2,651,552	0.3

			138,299,926	17.8

		Materials: 2.4%
36,900	L	AK Steel Holding Corp.	581,544	0.1

8,800		Ball Corp.	338,448	0.0

22,000		CF Industries Holdings,
		Inc.	3,116,740	0.4

4,000		Cliffs Natural Resources,
		Inc.	369,800	0.1

1,200		Dow Chemical Co.	43,200	0.0

1,000		EI Du Pont de Nemours &
		Co.	54,050	0.0

10,200		FMC Corp.	877,404	0.1

78,700		Freeport-McMoRan
		Copper & Gold, Inc.	4,163,230	0.5

12,000		International Flavors &
		Fragrances, Inc.	770,880	0.1

23,400		MeadWestvaco Corp.	779,454	0.1

600		Monsanto Co.	43,524	0.0

48,000		Newmont Mining Corp.	2,590,560	0.3

22,600		Owens-Illinois, Inc.	583,306	0.1

2,800		PPG Industries, Inc.	254,212	0.0

1,636		Praxair, Inc.	177,326	0.0

79,100		Sealed Air Corp.	1,881,789	0.2

3,084		Sigma-Aldrich Corp.	226,304	0.0

31,200		Titanium Metals Corp.	571,584	0.1

24,300	L	United States Steel Corp.	1,118,772	0.2

9,800	L	Vulcan Materials Co.	377,594	0.1

			18,919,721	2.4

		Telecommunication Services: 2.9%
26,400	@	American Tower Corp.	1,381,512	0.2

281,456	S	AT&T, Inc.	8,840,533	1.1

30,836		CenturyTel, Inc.	1,246,699	0.2

61,728		Frontier Communications
		Corp.	498,145	0.1

69,100		MetroPCS
		Communications, Inc.	1,189,211	0.1

786,300		Sprint Nextel Corp.	4,238,157	0.5

86,116		Verizon Communications,
		Inc.	3,206,099	0.4

180,000		Windstream Corp.	2,332,800	0.3

			22,933,156	2.9

		Utilities: 4.8%
23,000	@	AES Corp.	293,020	0.0

17,400		Ameren Corp.	501,816	0.1

24,000		American Electric Power
		Co., Inc.	904,320	0.1

60,600		CenterPoint Energy, Inc.	$1,172,610	0.2

176,900		CMS Energy Corp.	3,483,161	0.5

23,900		Consolidated Edison, Inc.	1,272,436	0.2

27,300		Constellation Energy
		Group, Inc.	1,036,308	0.1

27,600		Dominion Resources, Inc.	1,332,252	0.2

28,786		DTE Energy Co.	1,439,876	0.2

66,200		Duke Energy Corp.	1,246,546	0.2

16,400		Edison International	635,500	0.1

9,300		Entergy Corp.	635,004	0.1

33,000		Exelon Corp.	1,413,720	0.2

20,800		FirstEnergy Corp.	918,320	0.1

4,400		Integrys Energy Group,
		Inc.	228,096	0.0

25,300		NextEra Energy, Inc.	1,453,738	0.2

10,400		NiSource, Inc.	210,600	0.0

71,400		Northeast Utilities	2,511,138	0.3

13,600		NRG Energy, Inc.	334,288	0.0

4,600		Oneok, Inc.	340,446	0.0

45,700		Pepco Holdings, Inc.	897,091	0.1

117,100		Pacific Gas & Electric Co.	4,921,713	0.6

7,800		Pinnacle West Capital
		Corp.	347,724	0.0

28,000		PPL Corp.	779,240	0.1

14,800		Progress Energy, Inc.	710,548	0.1

65,800		Public Service Enterprise
		Group, Inc.	2,147,712	0.3

9,302		SCANA Corp.	366,220	0.1

24,822		Sempra Energy	1,312,587	0.2

42,100		Southern Co.	1,699,998	0.2

12,900		TECO Energy, Inc.	243,681	0.0

18,800		Wisconsin Energy Corp.	589,380	0.1

66,300		Xcel Energy, Inc.	1,611,090	0.2

			36,990,179	4.8

	Total Common Stock
	(Cost $728,331,514)		771,306,504	99.2

SHORT-TERM INVESTMENTS: 1.9%
		Securities Lending Collateralcc: 1.2%
8,613,211		BNY Mellon Overnight
		Government Fund(1)	8,613,211	1.1

1,608,803	R	BNY Institutional Cash
		Reserves Fund, Series
		B(1)(2)	1,287,042	0.1

	Total Securities Lending
	Collateral
	(Cost $10,222,014)		9,900,253	1.2

		Mutual Funds: 0.7%
5,238,000		Blackrock Liquidity Funds
		TempFund Portfolio -
		Class I
		(Cost $5,238,000)	5,238,000	0.7

	Total Short-Term
	Investments
	(Cost $15,460,014)		15,138,253	1.9

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING INDEX PLUS LARGECAP PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Total Investments in
Securities
(Cost $743,791,528)*	$786,444,757	101.1
Liabilities in Excess of
Other Assets	(8,609,249)	(1.1)

Net Assets	$777,835,508	100.0

@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.
S

All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

R	Restricted Security
L	Loaned security, a portion or all of the security is on loan at June 30, 2011.
(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

*	Cost for federal income tax purposes is $746,461,911.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$62,966,957
Gross Unrealized Depreciation	(22,984,111)

Net Unrealized appreciation	$39,982,846

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011

Asset Table
Investments, at value
Common Stock*	$771,306,504	$–	$–	$771,306,504
Short-Term Investments	13,851,211	–	1,287,042	15,138,253

Total Investments, at value	$785,157,715	$–	$1,287,042	$786,444,757

Other Financial Instruments+
Futures	213,478	–	–	213,478

Total Assets	$785,371,193	$–	$1,287,042	$786,658,235

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING INDEX PLUS LARGECAP PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

ING Index Plus LargeCap Portfolio Open Futures Contracts on June 30, 2011:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)

Long Contracts
S&P 500 E-Mini	109	09/16/11	$7,169,475	$213,478

			$7,169,475	$213,478

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING INDEX PLUS MIDCAP PORTFOLIO	as of June 30, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 98.1%
		Consumer Discretionary: 14.0%
14,800	@	99 Cents Only Stores	$299,552	0.0

41,800		Aaron's, Inc.	1,181,268	0.2

59,194		Advance Auto Parts,
		Inc.	3,462,257	0.5

19,660	@	Aeropostale, Inc.	344,050	0.0

46,450		American Eagle
		Outfitters	592,238	0.1

18,500		American Greetings
		Corp.	444,740	0.1

82,300	@	ANN, Inc.	2,148,030	0.3

78,067	@	Ascena Retail Group,
		Inc.	2,658,181	0.4

62,873	@	Bally Technologies,
		Inc.	2,557,674	0.4

21,400		Barnes & Noble, Inc.	354,812	0.0

11,900		Bob Evans Farms, Inc.	416,143	0.1

83,861	@,S	BorgWarner, Inc.	6,775,130	1.0

28,799		Brinker International,
		Inc.	704,424	0.1

16,757	L	Career Education
		Corp.	354,411	0.0

13,300	@	Cheesecake Factory	417,221	0.1

53,735	S	Chico's FAS, Inc.	818,384	0.1

16,900	@,L	Collective Brands, Inc.	248,261	0.0

35,700	@,S	Deckers Outdoor Corp.	3,146,598	0.4

30,600	@	Dick's Sporting Goods,
		Inc.	1,176,570	0.2

92,851	S	Dollar Tree, Inc.	6,185,734	0.9

21,600	@	DreamWorks
		Animation SKG, Inc.	434,160	0.1

411,800	@,L,	S Eastman Kodak Co.	1,474,244	0.2

148,600		Foot Locker, Inc.	3,530,736	0.5

42,999	@,S	Fossil, Inc.	5,061,842	0.7

46,768		Gentex Corp.	1,413,797	0.2

17,017		Guess ?, Inc.	715,735	0.1

27,600	@	Hanesbrands, Inc.	787,980	0.1

10,000		International
		Speedway Corp.	284,100	0.0

32,340	L	ITT Educational
		Services, Inc.	2,530,282	0.4

50,783	X	J. Crew Escrow	–	–

33,903		John Wiley & Sons,
		Inc.	1,763,295	0.2

17,589	@,L	Lamar Advertising Co.	481,411	0.1

14,000	@,L	Life Time Fitness, Inc.	558,740	0.1

44,800	@	LKQ Corp.	1,168,832	0.2

8,600		Matthews International
		Corp. - Class A	345,290	0.0

53,000	L	Meredith Corp.	1,649,890	0.2

12,463	@	Mohawk Industries,
		Inc.	747,655	0.1

4,501	@	NVR, Inc.	3,265,385	0.5

71,900	@,S	Office Depot, Inc.	303,418	0.0

26,800	@	Panera Bread Co.	3,367,688	0.5

50,125		Petsmart, Inc.	2,274,171	0.3

21,562		Phillips-Van Heusen	1,411,664	0.2

30,300		Polaris Industries, Inc.	3,368,451	0.5

76,600		Regis Corp.	1,173,512	0.2

81,000		Rent-A-Center, Inc.	2,475,360	0.3

29,798	@,L	Saks, Inc.	332,844	0.0

12,000		Scholastic Corp.	$319,200	0.0

153,095	S	Service Corp.
		International	1,788,150	0.3

72,545		Sotheby's	3,155,707	0.4

4,300	L	Strayer Education, Inc.	543,477	0.1

8,649		Thor Industries, Inc.	249,437	0.0

21,800	@	Timberland Co.	936,746	0.1

42,200	@	Toll Brothers, Inc.	875,228	0.1

59,700	S	Tractor Supply Co.	3,992,736	0.6

59,249		Tupperware Corp.	3,996,345	0.6

35,400	@,L	Under Armour, Inc.	2,736,774	0.4

43,350	@	Warnaco Group, Inc.	2,265,037	0.3

437,442	S	Wendy's/Arby's Group,
		Inc. - Class A	2,217,831	0.3

28,389		Williams-Sonoma, Inc.	1,035,915	0.1

16,874		WMS Industries, Inc.	518,369	0.1

			99,837,112	14.0

		Consumer Staples: 3.8%
13,800	@	BJ's Wholesale Club,
		Inc.	694,830	0.1

66,556		Church & Dwight Co.,
		Inc.	2,698,180	0.4

26,300		Corn Products
		International, Inc.	1,453,864	0.2

52,264	S	Energizer Holdings,
		Inc.	3,781,823	0.5

34,800		Flowers Foods, Inc.	766,992	0.1

58,764	L	Green Mountain
		Coffee Roasters, Inc.	5,245,275	0.7

26,052	@	Hansen Natural Corp.	2,108,909	0.3

8,400	L	Lancaster Colony
		Corp.	510,888	0.1

46,032	@	Ralcorp Holdings, Inc.	3,985,451	0.6

12,200		Ruddick Corp.	531,188	0.1

156,143	@	Smithfield Foods, Inc.	3,414,847	0.5

9,400		Tootsie Roll Industries,
		Inc.	275,044	0.0

42,500		Universal Corp.	1,600,975	0.2

			27,068,266	3.8

		Energy: 6.7%
101,469		Arch Coal, Inc.	2,705,163	0.4

57,236		Atwood Oceanics, Inc.	2,525,825	0.3

59,176		Bill Barrett Corp.	2,742,808	0.4

15,800		CARBO Ceramics, Inc.	2,574,610	0.4

36,073		Cimarex Energy Co.	3,243,684	0.4

64,400	@	Comstock Resources,
		Inc.	1,854,076	0.3

27,900		Dresser-Rand Group,
		Inc.	1,499,625	0.2

7,400	@	Dril-Quip, Inc.	501,942	0.1

93,140	L	Exterran Holdings, Inc.	1,846,966	0.3

25,513	@	Forest Oil Corp.	681,452	0.1

104,900		Frontier Oil Corp.	3,389,319	0.5

154,900	S	Helix Energy Solutions
		Group, Inc.	2,565,144	0.4

26,400	@,L	Northern Oil And Gas,
		Inc.	584,760	0.1

34,532		Oceaneering
		International, Inc.	1,398,546	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING INDEX PLUS MIDCAP PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Energy: (continued)
3,700	@	Oil States
		International, Inc.	$295,667	0.0

20,700	@	Patriot Coal Corp.	460,782	0.1

48,300		Patterson-UTI Energy,
		Inc.	1,526,763	0.2

103,571	S	Plains Exploration &
		Production Co.	3,948,126	0.5

25,994	@,L	Quicksilver Resources,
		Inc.	383,671	0.0

51,500		SM Energy Co.	3,784,220	0.5

103,064		Southern Union Co.	4,138,020	0.6

37,171	@	Superior Energy
		Services	1,380,531	0.2

14,518		Tidewater, Inc.	781,214	0.1

47,149		Unit Corp.	2,872,789	0.4

			47,685,703	6.7

		Financials: 19.2%
18,572	@	Affiliated Managers
		Group, Inc.	1,884,129	0.3

51,591		Alexandria Real Estate
		Equities, Inc.	3,994,175	0.6

72,400		American Financial
		Group, Inc.	2,583,956	0.4

178,000	S	Apollo Investment
		Corp.	1,817,380	0.3

99,800		Arthur J. Gallagher &
		Co.	2,848,292	0.4

61,800		Aspen Insurance
		Holdings Ltd.	1,590,114	0.2

52,800	L	Associated Banc-Corp.	733,920	0.1

58,800	L	Bank of Hawaii Corp.	2,735,376	0.4

59,936		BRE Properties, Inc.	2,989,608	0.4

30,600		Brown & Brown, Inc.	785,196	0.1

23,187		Camden Property
		Trust	1,475,157	0.2

23,486		Cathay General
		Bancorp.	384,936	0.1

7,700		City National Corp.	417,725	0.1

79,944		Commerce
		Bancshares, Inc.	3,437,592	0.5

21,300		Corporate Office
		Properties Trust SBI
		MD	662,643	0.1

40,500	S	Cousins Properties,
		Inc.	345,870	0.0

15,161	L	Cullen/Frost Bankers,
		Inc.	861,903	0.1

93,831	S	Duke Realty Corp.	1,314,572	0.2

31,100		East-West Bancorp.,
		Inc.	628,531	0.1

85,054	L	Eaton Vance Corp.	2,571,182	0.4

18,100		Equity One, Inc.	337,384	0.0

11,505		Essex Property Trust,
		Inc.	1,556,511	0.2

18,874		Everest Re Group Ltd.	1,542,950	0.2

52,700		Federal Realty
		Investment Trust	4,488,986	0.6

213,800	S	Fidelity National Title
		Group, Inc.	3,365,212	0.5

63,300		First American
		Financial Corp.	990,645	0.1

169,655		First Niagara Financial
		Group, Inc.	$2,239,446	0.3

34,300	L	FirstMerit Corp.	566,293	0.1

63,301	S	Fulton Financial Corp.	677,954	0.1

39,600	L	Greenhill & Co., Inc.	2,131,272	0.3

9,555		Hanover Insurance
		Group, Inc.	360,319	0.0

101,024		HCC Insurance
		Holdings, Inc.	3,182,256	0.4

8,380		Highwoods Properties,
		Inc.	277,629	0.0

133,500		Hospitality Properties
		Trust	3,237,375	0.5

20,500		International
		Bancshares Corp.	342,965	0.0

129,464		Jefferies Group, Inc.	2,641,066	0.4

37,389		Jones Lang LaSalle,
		Inc.	3,525,783	0.5

105,447		Liberty Property Trust	3,435,463	0.5

53,225		Macerich Co.	2,847,538	0.4

85,275		Mack-Cali Realty Corp.	2,808,959	0.4

18,600		Mercury General Corp.	734,514	0.1

97,937	@,S	MSCI, Inc. - Class A	3,690,266	0.5

104,300		Nationwide Health
		Properties, Inc.	4,319,063	0.6

183,397	L	New York Community
		Bancorp., Inc.	2,749,121	0.4

63,300		Old Republic
		International Corp.	743,775	0.1

123,200		Omega Healthcare
		Investors, Inc.	2,588,432	0.4

50,800	L	Potlatch Corp.	1,791,716	0.2

58,000		Prosperity
		Bancshares, Inc.	2,541,560	0.4

24,996		Protective Life Corp.	578,157	0.1

54,735		Raymond James
		Financial, Inc.	1,759,730	0.2

29,116		Rayonier, Inc.	1,902,731	0.3

111,700		Realty Income Corp.	3,740,833	0.5

24,300		Regency Centers
		Corp.	1,068,471	0.1

53,743		Reinsurance Group of
		America, Inc.	3,270,799	0.5

138,892		SEI Investments Co.	3,126,459	0.4

82,577		Senior Housing
		Properties Trust	1,933,128	0.3

53,600	S	SL Green Realty Corp.	4,441,832	0.6

55,634		Stancorp Financial
		Group, Inc.	2,347,198	0.3

42,400	@	SVB Financial Group	2,531,704	0.4

249,504	S	Synovus Financial
		Corp.	518,968	0.1

11,000		Taubman Centers, Inc.	651,200	0.1

43,000		TCF Financial Corp.	593,400	0.1

56,615		Transatlantic Holdings,
		Inc.	2,774,701	0.4

41,464		Trustmark Corp.	970,672	0.1

65,900		UDR, Inc.	1,617,845	0.2

32,596		Unitrin, Inc.	967,123	0.1

200,025	L	Valley National
		Bancorp.	2,722,340	0.4

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING INDEX PLUS MIDCAP PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Financials: (continued)
22,600		Waddell & Reed
		Financial, Inc.	$821,510	0.1

37,900		Washington Federal,
		Inc.	622,697	0.1

14,700		Webster Financial
		Corp.	308,994	0.0

21,172		Weingarten Realty
		Investors	532,688	0.1

39,900	L	Westamerica Bancorp.	1,965,075	0.3

35,200		WR Berkley Corp.	1,141,888	0.2

			136,686,853	19.2

		Health Care: 9.9%
74,000		Allscripts Healthcare
		Solutions, Inc.	1,437,080	0.2

11,585		Bio-Rad Laboratories,
		Inc.	1,382,786	0.2

17,500	@	Charles River
		Laboratories
		International, Inc.	711,375	0.1

101,062	@	Community Health
		Systems, Inc.	2,595,272	0.4

33,500		Cooper Cos., Inc.	2,654,540	0.4

17,718	@,S	Covance, Inc.	1,051,918	0.1

96,679	@	Endo Pharmaceuticals
		Holdings, Inc.	3,883,595	0.5

13,400	@	Gen-Probe, Inc.	926,610	0.1

243,485	S	Health Management
		Associates, Inc.	2,624,768	0.4

21,615	@,S	Health Net, Inc.	693,625	0.1

38,096		Henry Schein, Inc.	2,727,293	0.4

40,383		Hill-Rom Holdings, Inc.	1,859,233	0.3

98,006	@	Hologic, Inc.	1,976,781	0.3

17,706	L	Idexx Laboratories,
		Inc.	1,373,277	0.2

57,848	@	Immucor, Inc.	1,181,256	0.2

15,000	@	Kindred Healthcare,
		Inc.	322,050	0.0

25,731		Kinetic Concepts, Inc.	1,482,878	0.2

16,900	@	LifePoint Hospitals,
		Inc.	660,452	0.1

90,797		Lincare Holdings, Inc.	2,657,628	0.4

71,200		Masimo Corp.	2,113,216	0.3

17,189		Medicis
		Pharmaceutical Corp.	656,104	0.1

41,700	@	Mednax, Inc.	3,010,323	0.4

26,724	@,S	Mettler Toledo
		International, Inc.	4,507,537	0.6

34,566	L	Omnicare, Inc.	1,102,310	0.1

14,200		Owens & Minor, Inc.	489,758	0.1

61,880	S	Perrigo Co.	5,437,396	0.8

31,375		Pharmaceutical
		Product Development,
		Inc.	842,105	0.1

55,346	@,L	Resmed, Inc.	1,712,959	0.2

10,631		Steris Corp.	371,872	0.0

21,437		Techne Corp.	1,787,203	0.2

29,993		Teleflex, Inc.	1,831,373	0.3

68,662	@	Thoratec Corp.	2,253,487	0.3

13,965		United Therapeutics
		Corp.	769,471	0.1

75,459		Universal Health
		Services, Inc.	$3,888,402	0.5

26,300	@	VCA Antech, Inc.	557,560	0.1

92,450	S	Vertex
		Pharmaceuticals, Inc.	4,806,476	0.7

50,945	@	WellCare Health Plans,
		Inc.	2,619,082	0.4

			70,959,051	9.9

		Industrials: 15.1%
24,800		Acuity Brands, Inc.	1,383,344	0.2

110,400	@	Aecom Technology
		Corp.	3,018,336	0.4

27,400		AGCO Corp.	1,352,464	0.2

41,337	@	Alaska Air Group, Inc.	2,829,931	0.4

25,900		Alexander & Baldwin,
		Inc.	1,247,344	0.2

9,159		Alliant Techsystems,
		Inc.	653,311	0.1

62,950		Ametek, Inc.	2,826,455	0.4

91,414		BE Aerospace, Inc.	3,730,605	0.5

71,200	L	Brink's Co.	2,123,896	0.3

46,989		Bucyrus International,
		Inc.	4,307,012	0.6

44,743		Carlisle Cos., Inc.	2,202,698	0.3

4,300	@	Clean Harbors, Inc.	443,975	0.1

15,438		Con-way, Inc.	599,149	0.1

14,646	@	Copart, Inc.	682,504	0.1

24,500		Corporate Executive
		Board Co.	1,069,425	0.1

54,147	@	Corrections Corp. of
		America	1,172,283	0.2

9,172		Crane Co.	453,189	0.1

37,100		Deluxe Corp.	916,741	0.1

25,112		Donaldson Co., Inc.	1,523,796	0.2

59,132	@,L	FTI Consulting, Inc.	2,243,468	0.3

47,100		Gardner Denver, Inc.	3,958,755	0.6

14,300		GATX Corp.	530,816	0.1

61,200		Graco, Inc.	3,100,392	0.4

79,227		Harsco Corp.	2,582,800	0.4

42,900		Herman Miller, Inc.	1,167,738	0.2

22,994	L	HNI, Corp.	577,609	0.1

37,578		Hubbell, Inc.	2,440,691	0.3

52,400	L	Huntington Ingalls
		Industries, Inc.	1,807,800	0.2

24,200		IDEX Corp.	1,109,570	0.2

28,121		JB Hunt Transport
		Services, Inc.	1,324,218	0.2

21,600	@,S	JetBlue Airways Corp.	131,760	0.0

79,659	@	Kansas City Southern	4,726,168	0.7

60,170		KBR, Inc.	2,267,807	0.3

78,000		Kennametal, Inc.	3,292,380	0.5

54,900	@	Kirby Corp.	3,111,183	0.4

13,500	@	Korn/Ferry
		International	296,865	0.0

14,853		Landstar System, Inc.	690,367	0.1

40,400		Lennox International,
		Inc.	1,740,028	0.2

86,200		Lincoln Electric
		Holdings, Inc.	3,090,270	0.4

26,449		Manpower, Inc.	1,418,989	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING INDEX PLUS MIDCAP PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Industrials: (continued)
13,700		Mine Safety
		Appliances Co.	$511,558	0.1

42,100		MSC Industrial Direct
		Co.	2,791,651	0.4

66,400		Nordson Corp.	3,642,040	0.5

99,200	@	Oshkosh Truck Corp.	2,870,848	0.4

27,470	L	Pentair, Inc.	1,108,689	0.2

27,704		Regal-Beloit Corp.	1,849,796	0.3

27,703		Rollins, Inc.	564,587	0.1

21,961	@	Shaw Group, Inc.	663,442	0.1

14,557		SPX Corp.	1,203,282	0.2

24,168	@	Terex Corp.	687,580	0.1

19,328	@	Thomas & Betts Corp.	1,040,813	0.1

74,374		Timken Co.	3,748,450	0.5

44,300		Towers Watson & Co.	2,910,953	0.4

72,200		Trinity Industries, Inc.	2,518,336	0.3

41,200	@,L	United Rentals, Inc.	1,046,480	0.1

31,764	@	URS Corp.	1,421,121	0.2

33,600		UTI Worldwide, Inc.	661,584	0.1

5,600		Valmont Industries,
		Inc.	539,784	0.1

12,571		Wabtec Corp.	826,166	0.1

52,300		Waste Connections,
		Inc.	1,659,479	0.2

7,700		Watsco, Inc.	523,523	0.1

17,916		Woodward Governor
		Co.	624,552	0.1

			107,560,846	15.1

		Information Technology: 15.7%
14,700	@	ACI Worldwide, Inc.	496,419	0.1

44,500	@	Acxiom Corp.	583,395	0.1

13,748		Adtran, Inc.	532,185	0.1

10,300	@	Advent Software, Inc.	290,151	0.0

41,541	@,L	Alliance Data Systems
		Corp.	3,907,762	0.5

32,685	@	Ansys, Inc.	1,786,889	0.3

75,800	@	AOL, Inc.	1,505,388	0.2

81,329	L	Arrow Electronics, Inc.	3,375,154	0.5

355,371	S	Atmel Corp.	5,000,070	0.7

121,497	@	Avnet, Inc.	3,873,324	0.5

129,563		Broadridge Financial
		Solutions ADR	3,118,581	0.4

294,469	S	Cadence Design
		Systems, Inc.	3,109,593	0.4

19,577	@	Ciena Corp.	359,825	0.0

7,700	@,L	Concur Technologies,
		Inc.	385,539	0.1

38,140	@	Convergys Corp.	520,230	0.1

32,200	@	CoreLogic, Inc.	538,062	0.1

31,965	@,L	Cree, Inc.	1,073,704	0.2

151,600		Cypress
		Semiconductor Corp.	3,204,824	0.4

13,023		Diebold, Inc.	403,843	0.1

8,420	@,L	Digital River, Inc.	270,787	0.0

45,905		DST Systems, Inc.	2,423,784	0.3

15,484	@	Equinix, Inc.	1,564,194	0.2

25,100		Factset Research
		Systems, Inc.	2,568,232	0.4

21,800	L	Fair Isaac Corp.	658,360	0.1

53,500	@,L	Fairchild
		Semiconductor
		International, Inc.	$893,985	0.1

50,800	@	Gartner, Inc.	2,046,732	0.3

25,180		Global Payments, Inc.	1,284,180	0.2

38,327	@	Informatica Corp.	2,239,447	0.3

45,509		Ingram Micro, Inc.	825,533	0.1

253,200	@,S	Integrated Device
		Technology, Inc.	1,990,152	0.3

21,700	@,S	International Rectifier
		Corp.	606,949	0.1

41,200		Intersil Corp.	529,420	0.1

10,000		Itron, Inc.	481,600	0.1

25,100		Jack Henry &
		Associates, Inc.	753,251	0.1

96,500		Lam Research Corp.	4,273,020	0.6

117,200		Lender Processing
		Services, Inc.	2,450,652	0.3

86,600	@,S	Mentor Graphics Corp.	1,109,346	0.2

70,068	@	Micros Systems, Inc.	3,483,080	0.5

49,150		National Instruments
		Corp.	1,459,264	0.2

45,800		NCR Corp.	865,162	0.1

89,711	@	NeuStar, Inc.	2,350,428	0.3

126,500	@	Parametric Technology
		Corp.	2,900,645	0.4

66,185	L	Plantronics, Inc.	2,417,738	0.3

32,396	@	Polycom, Inc.	2,083,063	0.3

137,000		QLogic Corp.	2,181,040	0.3

83,438	@	Quest Software, Inc.	1,896,546	0.3

60,000		Rackspace Hosting,
		Inc.	2,564,400	0.4

57,827	@,S	RF Micro Devices, Inc.	353,901	0.0

129,000	@	Riverbed Technolgoy,
		Inc.	5,107,110	0.7

45,542		Rovi Corp.	2,612,289	0.4

18,000	@	Semtech Corp.	492,120	0.1

54,700	@	Silicon Laboratories,
		Inc.	2,256,922	0.3

49,800	@	Skyworks Solutions,
		Inc.	1,144,404	0.2

53,200		Solera Holdings, Inc.	3,147,312	0.4

16,700	@	SRA International, Inc.	516,364	0.1

108,600	@	Synopsys, Inc.	2,792,106	0.4

13,133	@	Tech Data Corp.	642,072	0.1

45,900	@	TIBCO Software, Inc.	1,332,018	0.2

41,407	@	Trimble Navigation Ltd.	1,641,373	0.2

61,300	@	Varian Semiconductor
		Equipment Associates,
		Inc.	3,766,272	0.5

103,364	@,L	Vishay
		Intertechnology, Inc.	1,554,595	0.2

38,900	@	Zebra Technologies
		Corp.	1,640,413	0.2

			112,235,199	15.7

		Materials: 7.1%
70,000	S	Albemarle Corp.	4,844,000	0.7

44,600		Aptargroup, Inc.	2,334,364	0.3

29,634		Ashland, Inc.	1,914,949	0.3

75,500		Cabot Corp.	3,010,185	0.4

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING INDEX PLUS MIDCAP PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Materials: (continued)
11,900		Carpenter Technology
		Corp.	$686,392	0.1

26,200		Commercial Metals
		Co.	375,970	0.0

34,200		Compass Minerals
		International, Inc.	2,943,594	0.4

40,054		Cytec Industries, Inc.	2,290,688	0.3

15,500		Domtar Corp.	1,468,160	0.2

9,100		Greif, Inc. - Class A	591,773	0.1

11,800	@,L	Intrepid Potash, Inc.	383,500	0.0

69,800	@,S	Louisiana-Pacific Corp.	568,172	0.1

48,053	S	Lubrizol Corp.	6,452,076	0.9

17,282	L	Martin Marietta
		Materials, Inc.	1,382,042	0.2

7,300		Minerals Technologies,
		Inc.	483,917	0.1

13,300	L	NewMarket Corp.	2,270,443	0.3

111,600	L,S	Olin Corp.	2,528,856	0.4

16,032		Packaging Corp. of
		America	448,736	0.1

29,711		Reliance Steel &
		Aluminum Co.	1,475,151	0.2

29,400		Rock-Tenn Co.	1,950,396	0.3

35,038		RPM International, Inc.	806,575	0.1

7,500		Scotts Miracle-Gro Co.	384,825	0.1

35,400	L	Sensient Technologies
		Corp.	1,312,278	0.2

44,200	L	Silgan Holdings, Inc.	1,810,874	0.3

27,692		Sonoco Products Co.	984,174	0.1

108,228		Steel Dynamics, Inc.	1,758,705	0.2

106,383		Temple-Inland, Inc.	3,163,830	0.4

20,899		Valspar Corp.	753,618	0.1

58,100		Worthington Industries	1,342,110	0.2

			50,720,353	7.1

		Telecommunication Services: 0.6%
99,200		Telephone & Data
		Systems, Inc.	3,083,136	0.4

51,144	@	TW Telecom, Inc.	1,049,987	0.2

			4,133,123	0.6

		Utilities: 6.0%
78,113	L	AGL Resources, Inc.	3,179,980	0.4

97,900	S	Alliant Energy Corp.	3,980,614	0.6

32,900		Aqua America, Inc.	723,142	0.1

26,200		Atmos Energy Corp.	871,150	0.1

17,389	L	Black Hills Corp.	523,235	0.1

64,000		Cleco Corp.	2,230,400	0.3

96,967		DPL, Inc.	2,924,525	0.4

44,200		Energen Corp.	2,497,300	0.3

149,900		Great Plains Energy,
		Inc.	3,107,427	0.4

75,522		Hawaiian Electric
		Industries	1,817,059	0.3

16,626		Idacorp, Inc.	656,727	0.1

61,700		MDU Resources
		Group, Inc.	1,388,250	0.2

30,944		National Fuel Gas Co.	2,252,723	0.3

49,300		NSTAR	2,266,814	0.3

72,196		NV Energy, Inc.	1,108,209	0.2

64,280		OGE Energy Corp.	3,234,570	0.5

108,100		PNM Resources, Inc.	$1,809,594	0.3

47,000	L	Questar Corp.	832,370	0.1

100,353		UGI Corp.	3,200,257	0.4

57,300		Vectren Corp.	1,596,378	0.2

27,600		Westar Energy, Inc.	742,716	0.1

53,480		WGL Holdings, Inc.	2,058,445	0.3

			43,001,885	6.0

	Total Common Stock (Cost $619,255,778)		699,888,391	98.1

SHORT-TERM INVESTMENTS: 6.7%
		Securities Lending Collateralcc: 4.8%
31,472,560		BNY Mellon Overnight
		Government Fund(1)	31,472,560	4.4

2,851,192	R	BNY Institutional Cash
		Reserves Fund, Series
		B(1)(2)	2,280,954	0.4

	Total Securities Lending Collateral (Cost $34,323,752)		33,753,514	4.8

		Mutual Funds: 1.9%
13,891,000		Blackrock Liquidity
		Funds TempFund
		Portfolio - Class I
		(Cost $13,891,000)	13,891,000	1.9

	Total Short-Term Investments (Cost $48,214,752)		47,644,514	6.7

	Total Investments in Securities (Cost $667,470,530)*		$747,532,905	104.8
	Liabilities in Excess of Other Assets		(34,235,191)	(4.8)

	Net Assets		$713,297,714	100.0

@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.
S

All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

R	Restricted Security
L	Loaned security, a portion or all of the security is on loan at June 30, 2011.
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds' Board of Directors/Trustees.
(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio's position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING INDEX PLUS MIDCAP PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

*	Cost for federal income tax purposes is $668,785,804.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$93,565,790
Gross Unrealized Depreciation	(14,818,689)

Net Unrealized appreciation	$78,747,101

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011

Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$99,837,112	$–	$–	$99,837,112
Consumer Staples	27,068,266	–	–	27,068,266
Energy	47,685,703	–	–	47,685,703
Financials	136,686,853	–	–	136,686,853
Health Care	70,959,051	–	–	70,959,051
Industrials	107,560,846	–	–	107,560,846
Information Technology	112,235,199	–	–	112,235,199
Materials	50,720,353	–	–	50,720,353
Telecommunication Services	4,133,123	–	–	4,133,123
Utilities	43,001,885	–	–	43,001,885

Total Common Stock	699,888,391	–	–	699,888,391

Short-Term Investments	45,363,560	–	2,280,954	47,644,514

Total Investments, at value	$745,251,951	$–	$2,280,954	$747,532,905

Other Financial Instruments+
Futures	464,290	–	–	464,290

Total Assets	$745,716,241	$–	$2,280,954	$747,997,195

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

ING Index Plus MidCap Portfolio Open Futures Contracts on June 30, 2011:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)

Long Contracts
S&P Mid 400 E-Mini	160	09/16/11	$15,624,000	$464,290

			$15,624,000	$464,290

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING INDEX PLUS SMALLCAP PORTFOLIO	as of June 30, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 97.6%
		Consumer Discretionary: 14.4%
2,500	@	American Public Education, Inc.	$111,275	0.0

30,757		Arbitron, Inc.	1,271,187	0.4

5,600	@,S	Audiovox Corp.	42,336	0.0

18,517	L	Big 5 Sporting Goods Corp.	145,544	0.0

821	@	Biglari Holdings, Inc.	321,052	0.1

6,700	@	BJ’s Restaurants, Inc.	350,812	0.1

3,400	@	Blue Nile, Inc.	149,532	0.0

3,500		Blyth, Inc.	176,225	0.1

51,700		Brown Shoe Co., Inc.	550,605	0.2

21,589		Brunswick Corp.	440,416	0.1

3,210		Buckle, Inc.	137,067	0.0

20,500	@	Buffalo Wild Wings, Inc.	1,359,355	0.4

51,026	@	Cabela’s, Inc.	1,385,356	0.4

38,422	@,S	California Pizza Kitchen, Inc.	709,654	0.2

141,700	L,S	Callaway Golf Co.	881,374	0.3

24,449	@,L	Capella Education Co.	1,023,191	0.3

21,037	@,L	Carter’s, Inc.	647,098	0.2

12,939		Cato Corp.	372,643	0.1

5,600		CEC Entertainment, Inc.	224,616	0.1

11,794	@	Childrens Place Retail Stores, Inc.	524,715	0.2

32,452	@,L	Coinstar, Inc.	1,769,932	0.6

19,800	@	Corinthian Colleges, Inc.	84,348	0.0

5,104		Cracker Barrel Old Country Store	251,678	0.1

20,608	@	CROCS, Inc.	530,656	0.2

2,749	@	DineEquity, Inc.	143,690	0.0

10,671		Drew Industries, Inc.	263,787	0.1

24,000		Ethan Allen Interiors, Inc.	510,960	0.2

18,800	@	EW Scripps Co.	181,796	0.1

14,242		Finish Line	304,779	0.1

14,112		Fred’s, Inc.	203,636	0.1

9,510	@	Genesco, Inc.	495,471	0.2

13,373		Group 1 Automotive, Inc.	550,700	0.2

5,600		Haverty Furniture Cos., Inc.	64,456	0.0

41,596	@	Helen of Troy Ltd.	1,436,310	0.4

5,876	@	Hibbett Sporting Goods, Inc.	239,212	0.1

34,594		Hillenbrand, Inc.	818,148	0.3

32,496	@,L	HSN, Inc.	1,069,768	0.3

24,846	@	Iconix Brand Group, Inc.	601,273	0.2

28,500	@	Interval Leisure Group, Inc.	390,165	0.1

39,300	@	Jack in the Box, Inc.	895,254	0.3

10,014	@	Jakks Pacific, Inc.	184,358	0.1

5,283	@	JoS. A Bank Clothiers, Inc.	264,203	0.1

15,575	@,L	K-Swiss, Inc.	165,562	0.1

30,894	@	La-Z-Boy, Inc.	304,924	0.1

10,500	L	Lithia Motors, Inc.	206,115	0.1

133,224	@	Live Nation, Inc.	1,528,079	0.5

24,049	@,L,S	Liz Claiborne, Inc.	$128,662	0.0

24,100	@,L	Lumber Liquidators	612,140	0.2

16,700	@,L	Maidenform Brands, Inc.	461,922	0.1

11,300		Marcus Corp.	111,644	0.0

20,196		Men’s Wearhouse, Inc.	680,605	0.2

6,600	@	Meritage Homes Corp.	148,896	0.0

3,500	@	Monarch Casino &Resort, Inc.	36,540	0.0

30,747		Monro Muffler, Inc.	1,146,556	0.4

10,000		Movado Group, Inc.	171,100	0.1

8,300	@,S	Multimedia Games, Inc.	37,765	0.0

101,069	L	Nutri/System, Inc.	1,421,030	0.4

103,202	@,S	OfficeMax, Inc.	810,136	0.3

10,400		Oxford Industries, Inc.	351,104	0.1

31,498		Papa John’s International, Inc.	1,047,624	0.3

3,100	@,L	Peet’s Coffee & Tea, Inc.	178,870	0.1

8,582		PEP Boys-Manny Moe & Jack	93,801	0.0

2,800	@	Perry Ellis International, Inc.	70,700	0.0

38,100	L	PetMed Express, Inc.	451,485	0.1

6,200	L	PF Chang’s China Bistro, Inc.	249,488	0.1

9,872	@	Pinnacle Entertainment, Inc.	147,093	0.0

12,662		Pool Corp.	377,454	0.1

5,325	@	Pre-Paid Legal Services, Inc.	354,059	0.1

229,780	@,S	Quiksilver, Inc.	1,079,966	0.3

18,512	@	Ruby Tuesday, Inc.	199,559	0.1

5,800	@	Rue21, Inc.	188,500	0.1

24,600	@	Select Comfort Corp.	442,308	0.1

42,650	@	Shuffle Master, Inc.	398,991	0.1

105,521	@	Skechers USA, Inc.	1,527,944	0.5

48,820	L	Sonic Automotive, Inc.	715,213	0.2

22,100	@	Sonic Corp.	234,923	0.1

11,806	L	Stage Stores, Inc.	198,341	0.1

11,700		Standard Motor Products, Inc.	178,191	0.1

41,500	@,S	Standard-Pacific Corp.	139,025	0.0

16,500		Stein Mart, Inc.	159,060	0.0

23,750	@,L	Steven Madden Ltd.	890,863	0.3

16,468		Sturm Ruger & Co., Inc.	361,473	0.1

8,400		Superior Industries International	185,724	0.1

14,505		Texas Roadhouse, Inc.	254,345	0.1

81,662	@	True Religion Apparel,Inc.	2,374,731	0.7

12,130	@,L	Universal Electronics,Inc.	306,404	0.1

4,200	L	Universal Technical Institute, Inc.	83,034	0.0

14,600	@	Vitamin Shoppe, Inc.	668,096	0.2

56,400	@,L,S	Winnebago Industries	544,824	0.2

31,503		Wolverine World Wide, Inc.	1,315,250	0.4

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING INDEX PLUS SMALLCAP PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Consumer Discretionary: (continued)
27,000	@,S	Zale Corp.	$151,200	0.0

16,000	@	Zumiez, Inc.	399,520	0.1

			46,369,472	14.4

		Consumer Staples: 3.8%
30,000	S	Alliance One International, Inc.	96,900	0.0

27,010		Andersons, Inc.	1,141,173	0.4

34,100		B&G Foods, Inc.	703,142	0.2

8,385	@,L	Boston Beer Co., Inc.	751,296	0.2

10,500	L	Calavo Growers, Inc.	221,130	0.1

7,198	L	Cal-Maine Foods, Inc.	230,048	0.1

37,893	S	Casey’s General Stores, Inc.	1,667,292	0.5

7,975	@	Central Garden & Pet Co.	80,946	0.0

86,053	@	Darling International, Inc.	1,523,138	0.5

5,827	L	Diamond Foods, Inc.	444,833	0.1

7,539	@	Hain Celestial Group, Inc.	251,501	0.1

6,800		Inter Parfums, Inc.	156,604	0.1

3,951		J&J Snack Foods Corp.	196,957	0.1

300	@	Medifast, Inc.	7,119	0.0

20,602		Nash Finch Co.	737,758	0.2

33,700	@	Prestige Brands Holdings, Inc.	432,708	0.1

4,352	L	Sanderson Farms, Inc.	207,939	0.1

2,800	@	Seneca Foods Corp.	71,624	0.0

39,186		Snyders-Lance, Inc.	847,593	0.3

7,000		Spartan Stores, Inc.	136,710	0.0

23,168	@,S	TreeHouse Foods, Inc.	1,265,204	0.4

17,171	@	United Natural Foods, Inc.	732,687	0.2

9,700		WD-40 Co.	378,688	0.1

			12,282,990	3.8

		Energy: 4.3%
8,500	@	Basic Energy Services, Inc.	267,495	0.1

27,427		Bristow Group, Inc.	1,399,326	0.4

5,200	@	Contango Oil & Gas Co.	303,888	0.1

9,300	@,L	Georesources, Inc.	209,157	0.1

9,700		Gulf Island Fabrication, Inc.	313,116	0.1

24,500	@	Gulfport Energy Corp.	727,405	0.2

1,100	@,L	Hornbeck Offshore Services, Inc.	30,250	0.0

143,187	@	ION Geophysical Corp.	1,354,549	0.4

5,896	S	Lufkin Industries, Inc.	507,351	0.2

12,600	@	Matrix Service Co.	168,588	0.1

2,100	@	OYO Geospace Corp.	210,000	0.1

28,068		Penn Virginia Corp.	370,778	0.1

32,324	@	Petroleum Development Corp.	966,811	0.3

22,499	@,S	Petroquest Energy, Inc.	157,943	0.0

32,038	@	Pioneer Drilling Co.	488,259	0.1

12,096		SEACOR Holdings, Inc.	1,209,116	0.4

8,682	@	Stone Energy Corp.	263,846	0.1

79,646	@	Swift Energy Co.	2,968,405	0.9

21,757		Tetra Technologies, Inc.	$276,967	0.1

44,779	S	World Fuel Services Corp.	1,608,909	0.5

			13,802,159	4.3

		Financials: 18.6%
8,598		Acadia Realty Trust	174,797	0.1

12,412	@	Amerisafe, Inc.	280,759	0.1

13,900	S	Bank Mutual Corp.	51,013	0.0

4,453	L	Bank of the Ozarks, Inc.	231,823	0.1

51,338		BioMed Realty Trust, Inc.	987,743	0.3

18,400	S	Boston Private Financial Holdings, Inc.	121,072	0.0

14,340	L	Brookline Bancorp., Inc.	132,932	0.0

9,000		Calamos Asset Management, Inc.	130,680	0.0

4,891		Cash America International, Inc.	283,042	0.1

24,400	S	Cedar Shopping Centers, Inc.	125,660	0.0

8,400		City Holding Co.	277,452	0.1

53,620		Colonial Properties Trust	1,093,848	0.3

22,858		Columbia Banking System, Inc.	393,615	0.1

15,667		Community Bank System, Inc.	388,385	0.1

18,340		Delphi Financial Group	535,711	0.2

54,189		DiamondRock Hospitality Co.	581,448	0.2

14,700	L	Dime Community Bancshares	213,738	0.1

7,206		EastGroup Properties, Inc.	306,327	0.1

10,700		Employers Holdings, Inc.	179,439	0.1

38,158	S	Entertainment Properties Trust	1,781,979	0.6

90,464	S	Extra Space Storage, Inc.	1,929,597	0.6

60,060	@	Ezcorp, Inc.	2,136,635	0.7

36,726	@	First Cash Financial Services, Inc.	1,542,125	0.5

19,700	S	First Commonwealth Financial Corp.	113,078	0.0

32,169		First Financial Bancorp.	536,901	0.2

24,525	L	First Financial Bankshares, Inc.	844,886	0.3

56,381		First Midwest Bancorp., Inc.	692,922	0.2

51,300		FNB Corp.	530,955	0.2

18,494	@	Forestar Real Estate Group, Inc.	303,856	0.1

49,592		Franklin Street Properties Corp.	640,233	0.2

35,000		Getty Realty Corp.	883,050	0.3

80,000		Glacier Bancorp., Inc.	1,078,400	0.3

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING INDEX PLUS SMALLCAP PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Financials: (continued)
66,498		Healthcare Realty Trust, Inc.	$1,371,854	0.4

18,900		Home Bancshares, Inc.	446,796	0.1

7,192	S	Home Properties, Inc.	437,849	0.1

102,642		Horace Mann Educators Corp.	1,602,242	0.5

12,510		Independent Bank Corp.	328,388	0.1

7,465		Infinity Property &Casualty Corp.	408,037	0.1

16,300		Inland Real Estate Corp.	143,929	0.0

21,800		Interactive Brokers Group, Inc.	341,170	0.1

9,400	@	Investment Technology Group, Inc.	131,788	0.0

25,126		Kilroy Realty Corp.	992,226	0.3

66,500	S	Kite Realty Group Trust	331,170	0.1

26,300		LaSalle Hotel Properties	692,742	0.2

98,882		Lexington Realty Trust	902,793	0.3

6,031		LTC Properties, Inc.	167,782	0.1

20,600		Meadowbrook Insurance Group, Inc.	204,146	0.1

31,059		Medical Properties Trust, Inc.	357,179	0.1

30,722		Mid-America Apartment Communities, Inc.	2,072,813	0.6

20,000	@	Nara Bancorp., Inc.	162,600	0.1

128,930	@	National Financial Partners Corp.	1,487,852	0.5

35,300		National Penn Bancshares, Inc.	279,929	0.1

71,791		National Retail Properties, Inc.	1,759,597	0.5

2,680	@	Navigators Group, Inc.	125,960	0.0

20,908		NBT Bancorp., Inc.	462,694	0.1

27,600		Old National Bancorp.	298,080	0.1

21,817		OptionsXpress Holdings, Inc.	363,908	0.1

13,000		PacWest Bancorp	267,410	0.1

15,504	L	Parkway Properties, Inc.	264,498	0.1

20,218	L	Pennsylvania Real Estate Investment Trust	317,423	0.1

13,600	@,L	Pinnacle Financial Partners, Inc.	211,616	0.1

16,017	@	Piper Jaffray Cos.	461,450	0.1

18,628	@,L	Portfolio Recovery Associates, Inc.	1,579,468	0.5

9,921		Post Properties, Inc.	404,380	0.1

14,821		PrivateBancorp, Inc.	204,530	0.1

29,092	@,S	ProAssurance Corp.	2,036,440	0.6

38,400		Prospect Capital Corp.	388,224	0.1

21,100		Provident Financial Services, Inc.	302,152	0.1

23,590		PS Business Parks, Inc.	1,299,809	0.4

3,700	L	RLI Corp.	229,104	0.1

13,400		S&T Bancorp, Inc.	249,106	0.1

12,144		Safety Insurance Group, Inc.	510,534	0.2

6,100		Saul Centers, Inc.	$240,157	0.1

14,300		Selective Insurance Group	232,661	0.1

31,038	@,S	Signature Bank	1,775,374	0.6

10,239		Simmons First National Corp.	262,733	0.1

7,944		Sovran Self Storage, Inc.	325,704	0.1

16,100		Sterling Bancorp.	152,789	0.0

28,500	S	Sterling Bancshares, Inc.	232,560	0.1

45,488	@	Stifel Financial Corp.	1,631,200	0.5

81,751		Susquehanna Bancshares, Inc.	654,008	0.2

22,997	S	SWS Group, Inc.	137,752	0.0

74,708		Tanger Factory Outlet Centers, Inc.	1,999,933	0.6

8,400	@,L	Texas Capital Bancshares, Inc.	216,972	0.1

2,500		Tompkins Financial Corp.	98,100	0.0

56,558		Tower Group, Inc.	1,347,212	0.4

45,455	S	Trustco Bank Corp.	222,729	0.1

37,591		UMB Financial Corp.	1,574,311	0.5

29,727		Umpqua Holdings Corp.	343,941	0.1

37,208	L	United Bankshares, Inc.	910,852	0.3

11,940	@	United Community Banks, Inc./GA	126,086	0.0

14,578		United Fire & Casualty Co.	253,220	0.1

7,700		Universal Health Realty Income Trust	307,846	0.1

11,303		Urstadt Biddle Properties, Inc.	204,697	0.1

37,800	S	Wilshire Bancorp., Inc.	111,132	0.0

31,686	L	Wintrust Financial Corp.	1,019,655	0.3

20,262	@,L	World Acceptance, Corp.	1,328,579	0.4

			59,813,972	18.6

		Health Care: 12.6%
25,900	@	Abaxism, Inc.	705,775	0.2

16,300	@,S	Affymetrix, Inc.	129,259	0.0

4,900	@	Air Methods Corp.	366,226	0.1

46,587	@,L	Align Technology, Inc.	1,062,184	0.3

71,000	@	Almost Family, Inc.	1,945,400	0.6

13,645	@	Amedisys, Inc.	363,366	0.1

34,809	S	AMERIGROUP Corp.	2,452,990	0.8

18,000	@	AMN Healthcare Services, Inc.	149,760	0.0

3,443	@	Amsurg Corp.	89,966	0.0

3,500		Analogic Corp.	184,065	0.1

38,300	@,S	Arqule, Inc.	239,375	0.1

34,300	@,L	Bio-Reference Labs, Inc.	716,870	0.2

8,800	@,S	Cambrex Corp.	40,656	0.0

12,500		Cantel Medical Corp.	336,375	0.1

12,006	@	Centene Corp.	426,573	0.1

4,600		Chemed Corp.	301,392	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING INDEX PLUS SMALLCAP PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Health Care: (continued)
1,900		Computer Programs & Systems, Inc.	$120,612	0.0

19,300	@	Conmed Corp.	549,664	0.2

3,600	@	Corvel Corp.	168,840	0.1

1,900	@,S	Cross Country Healthcare, Inc.	14,440	0.0

8,400	@,S	CryoLife, Inc.	47,040	0.0

13,847	@	Cubist Pharmaceuticals, Inc.	498,354	0.2

5,440	@	Cyberonics	152,048	0.0

29,000	@	Emergent Biosolutions, Inc.	653,950	0.2

8,700		Ensign Group, Inc.	264,393	0.1

13,148	@,S	eResearch Technology, Inc.	83,753	0.0

107,879	@	Gentiva Health Services, Inc.	2,247,120	0.7

11,900	@	Greatbatch, Inc.	319,158	0.1

24,012	@	Haemonetics Corp.	1,545,652	0.5

9,100	@	Hanger Orthopedic Group, Inc.	222,677	0.1

65,770	@	Healthspring, Inc.	3,032,655	0.9

8,400	@	Healthways, Inc.	127,512	0.0

8,200	@	Hi-Tech Pharmacal Co., Inc.	237,226	0.1

25,000	@	HMS Holdings Corp.	1,921,750	0.6

3,700	@,S	ICU Medical, Inc.	161,690	0.0

16,300	@,L	Integra LifeSciences Holdings Corp.	779,303	0.2

5,338		Invacare Corp.	177,168	0.1

12,100		IPC The Hospitalist Co., Inc.	560,835	0.2

9,900	@	Kendle International, Inc.	149,292	0.0

249		Kindred Healthcare, Inc.	5,346	0.0

7,100		Landauer, Inc.	437,289	0.1

63,540	@	LHC Group, Inc.	1,465,232	0.5

16,260	@	Magellan Health Services, Inc.	890,072	0.3

6,200	@	Medcath Corp.	84,258	0.0

21,200	@	Medicines Co.	350,012	0.1

7,700	L	Meridian Bioscience,Inc.	185,647	0.1

45,160	@	Merit Medical Systems, Inc.	811,525	0.3

6,532	@	Molina Healthcare, Inc.	177,148	0.1

8,949	@	MWI Veterinary Supply, Inc.	722,811	0.2

11,612	@,L	Natus Medical, Inc.	175,922	0.1

14,021	@	Neogen Corp.	633,889	0.2

16,000	@	NuVasive, Inc.	526,080	0.2

12,157	@	Omnicell, Inc.	189,528	0.1

43,038	@	Par Pharmaceutical Cos., Inc.	1,419,393	0.4

61,407	@	Parexel International Corp.	1,446,749	0.4

13,600	@	PharMerica Corp.	173,536	0.1

21,002	@,L	PSS World Medical, Inc.	588,266	0.2

17,688		Quality Systems, Inc.	1,544,162	0.5

10,200		Questcor Pharmaceuticals, Inc.	$245,820	0.1

35,170	@,L	Regeneron Pharmaceuticals, Inc.	1,994,491	0.6

25,870	@	Salix Pharmaceuticals Ltd.	1,030,402	0.3

17,756	@,L	Savient Pharmaceuticals, Inc.	132,992	0.0

1,000	@	SurModics, Inc.	11,100	0.0

19,217	@	Symmetry Medical, Inc.	172,376	0.1

52,905	@,L	Viropharma, Inc.	978,743	0.3

8,103		West Pharmaceutical Services, Inc.	354,587	0.1

4,175	@	Zoll Medical Corp.	236,556	0.1

			40,529,296	12.6

		Industrials: 15.6%
6,800		AAON, Inc.	148,512	0.0

8,095		AAR Corp.	219,294	0.1

37,076		ABM Industries, Inc.	865,354	0.3

66,387		Actuant Corp.	1,781,163	0.6

33,495	@	Aerovironment, Inc.	1,184,048	0.4

31,800		Albany International Corp.	839,202	0.3

4,222	@,L	Allegiant Travel Co.	208,989	0.1

6,058		American Science &Engineering, Inc.	484,640	0.1

14,900	L	AO Smith Corp.	630,270	0.2

5,187		Apogee Enterprises, Inc.	66,445	0.0

41,524		Applied Industrial Technologies, Inc.	1,478,670	0.5

5,237		Arkansas Best Corp.	124,274	0.0

2,763	@	Astec Industries, Inc.	102,176	0.0

15,600		AZZ, Inc.	714,480	0.2

16,500		Badger Meter, Inc.	610,335	0.2

6,738		Barnes Group, Inc.	167,170	0.0

47,278		Belden CDT, Inc.	1,648,111	0.5

36,237		Brady Corp.	1,161,758	0.4

11,231		Briggs & Stratton Corp.	223,048	0.1

6,200		Cascade Corp.	294,934	0.1

3,400		CDI Corp.	45,186	0.0

56,676	@	Ceradyne, Inc.	2,209,797	0.7

5,300		CIRCOR International, Inc.	226,999	0.1

23,889		Clarcor, Inc.	1,129,472	0.3

22,800		Comfort Systems USA, Inc.	241,908	0.1

3,583	@	Consolidated Graphics, Inc.	196,886	0.1

19,663		Cubic Corp.	1,002,616	0.3

16,562		Curtiss-Wright Corp.	536,112	0.2

108,600	@	Dolan Media Co.	919,842	0.3

12,804	@	Dycom Industries, Inc.	209,217	0.1

20,386	@	EMCOR Group, Inc.	597,514	0.2

14,300		Encore Wire Corp.	346,346	0.1

27,800	@	EnPro Industries, Inc.	1,336,346	0.4

6,100		ESCO Technologies, Inc.	224,480	0.1

29,219	@,S	Esterline Technologies Corp.	2,232,332	0.7

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING INDEX PLUS SMALLCAP PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Industrials: (continued)

10,900	@	Exponent, Inc.	$474,259	0.1

45,500	S	Federal Signal Corp.	298,480	0.1

28,613		Forward Air Corp.	966,833	0.3

11,200		G&K Services, Inc.	379,232	0.1

38,780	@,S	Gencorp, Inc.	248,968	0.1

63,569	@	Geo Group, Inc.	1,463,994	0.5

18,600	@	Gibraltar Industries, Inc.	210,552	0.1

9,450	@	Griffon Corp.	95,256	0.0

15,394	L	Healthcare Services Group	250,152	0.1

11,717	L	Heartland Express, Inc.	194,034	0.1

6,000		Heidrick & Struggles International, Inc.	135,840	0.0

7,945	@	HUB Group, Inc.	299,209	0.1

14,192	@	II-VI, Inc.	363,315	0.1

68,800	@,L	Insituform Technologies, Inc.	1,442,736	0.4

3,638		Insperity, Inc.	107,721	0.0

40,440		Interface, Inc.	783,323	0.2

16,971		John Bean Technologies Corp.	327,880	0.1

5,735		Kaman Corp.	203,420	0.1

35,823		Kaydon Corp.	1,336,914	0.4

22,100	@	Kelly Services, Inc.	364,650	0.1

55,940		Knight Transportation, Inc.	950,421	0.3

1,600		Lawson Products	31,472	0.0

5,747		Lindsay Manufacturing Co.	395,394	0.1

1,300	@	Lydall, Inc.	15,548	0.0

3,100	@,L	Mobile Mini, Inc.	65,689	0.0

40,950	@	Moog, Inc.	1,782,144	0.6

9,555		Mueller Industries, Inc.	362,230	0.1

4,029	L	National Presto Industries, Inc.	408,903	0.1

500	@	NCI Building Systems, Inc.	5,695	0.0

18,359	@	Old Dominion Freight Line	684,791	0.2

15,900	@	On Assignment, Inc.	156,297	0.0

11,927		Orbital Sciences Corp.	200,970	0.1

8,900	@,L	Orion Marine Group, Inc.	83,749	0.0

7,800	@	Powell Industries, Inc.	284,700	0.1

9,488		Quanex Building Products Corp.	155,508	0.0

8,926		Robbins & Myers, Inc.	471,739	0.1

15,297	@	School Specialty, Inc.	220,124	0.1

30,362	@	SFN Group, Inc.	275,991	0.1

7,740		Simpson Manufacturing Co., Inc.	231,194	0.1

31,175		Skywest, Inc.	469,495	0.1

9,735		Standex International Corp.	298,572	0.1

120,163	@	SYKES Enterprises, Inc.	2,587,109	0.8

13,790	@	Teledyne Technologies, Inc.	694,464	0.2

54,394	@	Tetra Tech, Inc.	1,223,865	0.4

29,688	S	Toro Co.	1,796,124	0.6

14,100		Tredegar Corp.	$258,735	0.1

12,599	@	TrueBlue, Inc.	182,434	0.1

3,509		Unifirst Corp.	197,171	0.1

12,030		United Stationers, Inc.	426,223	0.1

4,138		Universal Forest Products, Inc.	99,146	0.0

14,500		Viad Corp.	323,205	0.1

9,900		Vicor Corp.	160,083	0.0

5,100		Watts Water Technologies, Inc.	180,591	0.1

			50,034,470	15.6

		Information Technology: 18.8%
68,312	@	Advanced Energy Industries, Inc.	1,010,335	0.3

6,700	@,S	Agilysys, Inc.	55,878	0.0

11,124		Anixter International,Inc.	726,842	0.2

41,622	@	Arris Group, Inc.	483,231	0.2

9,400	@	ATMI, Inc.	192,042	0.1

19,412	@,L	Avid Technology, Inc.	365,722	0.1

3,500		Bel Fuse, Inc.	75,915	0.0

24,730	@,L	Benchmark Electronics, Inc.	408,045	0.1

31,212		Black Box Corp.	975,999	0.3

11,300		Blackbaud, Inc.	313,236	0.1

11,054	@	Blue Coat Systems, Inc.	241,640	0.1

19,800	@	Bottomline Technologies, Inc.	489,258	0.2

36,814	@	Brightpoint, Inc.	298,562	0.1

44,203	@	Brooks Automation, Inc.	480,045	0.1

26,394	@	Cabot Microelectronics Corp.	1,226,529	0.4

7,000	@,L	CACI International, Inc.	441,560	0.1

18,800	@	Cardtronics, Inc.	440,860	0.1

15,600	@	Ceva, Inc.	475,176	0.1

51,282	@	Checkpoint Systems, Inc.	916,922	0.3

44,800	@,S	Ciber, Inc.	248,640	0.1

26,400	@	Cirrus Logic, Inc.	419,760	0.1

46,957		Cognex Corp.	1,663,687	0.5

6,800		Cohu, Inc.	89,148	0.0

10,920	@	Commvault Systems, Inc.	485,394	0.2

13,400	@	comScore, Inc.	347,060	0.1

20,679		Comtech Telecommunications	579,839	0.2

125,570	@	CSG Systems International	2,320,534	0.7

19,999		CTS Corp.	193,390	0.1

5,400	@,L	Cymer, Inc.	267,354	0.1

29,572	S	Daktronics, Inc.	319,082	0.1

49,075	@	DealerTrack Holdings, Inc.	1,126,271	0.4

39,800		DG FastChannel, Inc.	1,275,590	0.4

13,600	@	Digi International, Inc.	176,800	0.1

9,100	@	Diodes, Inc.	237,510	0.1

12,369		DTS, Inc.	501,563	0.2

27,300	L	Ebix, Inc.	520,065	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING INDEX PLUS SMALLCAP PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Information Technology: (continued)
17,861	@	Electro Scientific Industries, Inc.	$344,717	0.1

5,900	@	EMS Technologies, Inc.	194,523	0.1

26,000	L	EPIQ Systems, Inc.	369,720	0.1

13,500	@,S	Exar Corp.	85,455	0.0

10,700	@	Faro Technologies, Inc.	468,660	0.1

19,900	@	FEI Co.	759,981	0.2

10,700	L	Forrester Research, Inc.	352,672	0.1

7,600	@	Gerber Scientific, Inc.	84,588	0.0

119,526	@,S	Harmonic, Inc.	864,173	0.3

6,914		Heartland Payment Systems, Inc.	142,428	0.0

9,900	@	Hittite Microwave Corp.	612,909	0.2

19,100		iGate Corp.	311,712	0.1

18,800	@	Infospace, Inc.	171,456	0.1

55,661	@	Insight Enterprises, Inc.	985,756	0.3

7,900	@	Interactive Intelligence, Inc.	276,895	0.1

25,558	@,L	Intermec, Inc.	282,160	0.1

14,700	@	Intevac, Inc.	150,087	0.0

9,996	@	j2 Global Communications, Inc.	282,187	0.1

47,594	@	JDA Software Group, Inc.	1,470,179	0.5

31,100	@	Kopin Corp.	146,481	0.0

49,300	@,S	Kulicke & Soffa Industries, Inc.	549,202	0.2

6,800	@	Liquidity Services, Inc.	160,548	0.1

6,300		Littelfuse, Inc.	369,936	0.1

18,100	@,L	LivePerson, Inc.	255,934	0.1

20,100	@,L	LogMeIn, Inc.	775,257	0.2

5,302	@,L	Manhattan Associates, Inc.	182,601	0.1

3,905		MAXIMUS, Inc.	323,061	0.1

20,600	@	Mercury Computer Systems, Inc.	384,808	0.1

19,527		Methode Electronics, Inc.	226,709	0.1

35,609		Micrel, Inc.	376,743	0.1

75,448	@	Microsemi Corp.	1,546,684	0.5

1,600	@	MicroStrategy, Inc.	260,288	0.1

21,679		MKS Instruments, Inc.	572,759	0.2

66,900	@	Monolithic Power Systems, Inc.	1,031,598	0.3

11,000	@	Monotype Imaging Holdings, Inc.	155,430	0.0

9,000		MTS Systems Corp.	376,470	0.1

9,200	@	Nanometrics, Inc.	174,708	0.1

8,490	@	Netgear, Inc.	371,183	0.1

43,180	@	Netscout Systems, Inc.	902,030	0.3

25,622	@,L	Newport Corp.	465,552	0.1

1,100	@,S	Novatel Wireless, Inc.	6,028	0.0

14,400	@	Oplink Communications, Inc.	268,272	0.1

24,200	@	OSI Systems, Inc.	1,040,600	0.3

15,925		Park Electrochemical Corp.	445,104	0.1

5,500	@,S	PC-Tel, Inc.	35,640	0.0

17,378	@	Perficient, Inc.	178,298	0.1

7,600	@	Pericom Semiconductor Corp.	$67,944	0.0

5,544	@	Plexus Corp.	192,987	0.1

24,400		Power Integrations, Inc.	937,692	0.3

58,850	@	Progress Software Corp.	1,420,051	0.4

29,900	S	Pulse Electronics Corp.	132,158	0.0

21,078	@	Radiant Systems, Inc.	440,530	0.1

22,103	@	Radisys Corp.	161,131	0.1

13,500	@	RightNow Technologies, Inc.	437,400	0.1

3,600	@	Rofin-Sinar Technologies, Inc.	122,940	0.0

17,800	@	Rogers Corp.	822,360	0.3

16,110	@,L	Rudolph Technologies, Inc.	172,538	0.1

11,900	@	Scansource, Inc.	446,012	0.1

188,456	@	Sigma Designs, Inc.	1,439,804	0.4

27,000	@,S	Smith Micro Software, Inc.	113,670	0.0

17,800	@,L	Sourcefire, Inc.	529,016	0.2

17,092		Stamps.com, Inc.	228,007	0.1

25,900	@	Standard Microsystems Corp.	699,041	0.2

13,800	@,L	Stratasys, Inc.	465,060	0.1

14,500	@	Super Micro Computer, Inc.	233,305	0.1

7,800	@	Supertex, Inc.	174,720	0.1

13,200	@,S	Symmetricom, Inc.	76,956	0.0

9,926	@,L	Synaptics, Inc.	255,495	0.1

13,600	@,L	Synchronoss Technologies, Inc.	431,528	0.1

4,752	@	SYNNEX Corp.	150,638	0.0

23,489	@	Take-Two Interactive Software, Inc.	358,912	0.1

13,832	@	Taleo Corp.	512,199	0.2

24,810	@	Tekelec	226,515	0.1

46,415	@	TeleTech Holdings, Inc.	978,428	0.3

9,273	@	Tessera Technologies, Inc.	158,939	0.0

198,017	@,S	THQ, Inc.	716,822	0.2

57,399	@	Triquint Semiconductor, Inc.	584,896	0.2

54,312	@	TTM Technologies, Inc.	870,078	0.3

1,008	@	Tyler Technologies, Inc.	26,994	0.0

4,079	@	Ultratech, Inc.	123,920	0.0

37,075	S	United Online, Inc.	223,562	0.1

13,818	@,L	Veeco Instruments, Inc.	668,929	0.2

43,591	@,S	Viasat, Inc.	1,886,183	0.6

17,500	@,L	Volterra Semiconductor Corp.	431,550	0.1

12,700	@	Websense, Inc.	329,819	0.1

36,079	@	Wright Express Corp.	1,878,634	0.6

16,000	@	XO Group, Inc.	159,200	0.1

			60,468,229	18.8

		Materials: 5.1%
5,069		A Schulman, Inc.	127,688	0.0

5,100	@	AM Castle & Co.	84,711	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING INDEX PLUS SMALLCAP PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Materials: (continued)
6,885		Amcol International Corp.	$262,732	0.1

6,400		American Vanguard Corp.	83,008	0.0

71,300		Arch Chemicals, Inc.	2,455,572	0.8

19,386		Balchem Corp.	848,719	0.3

30,400		Buckeye Technologies, Inc.	820,192	0.3

33,235	@,L	Calgon Carbon Corp.	564,995	0.2

29,307	@	Century Aluminum Co.	458,655	0.1

2,908	@	Clearwater Paper Corp.	198,558	0.1

5,800		Deltic Timber Corp.	311,402	0.1

10,600		Eagle Materials, Inc.	295,422	0.1

4,200	L	Hawkins, Inc.	152,124	0.0

5,500		Haynes International, Inc.	340,615	0.1

12,762		HB Fuller Co.	311,648	0.1

121,000	@,S	Headwaters, Inc.	378,730	0.1

15,100	L	Kaiser Aluminum Corp.	824,762	0.3

22,500	@	KapStone Paper and Packaging Corp.	372,825	0.1

8,200		Koppers Holdings, Inc.	311,026	0.1

12,900	@	Kraton Performance Polymers, Inc.	505,293	0.2

10,100	@	LSB Industries, Inc.	433,492	0.1

28,996	@	Materion Corp.	1,071,982	0.3

10,900	L	Myers Industries, Inc.	112,052	0.0

7,400		Neenah Paper, Inc.	157,472	0.1

2,100		Olympic Steel, Inc.	57,813	0.0

6,987	@	OM Group, Inc.	283,952	0.1

57,758		PolyOne Corp.	893,516	0.3

9,572		Quaker Chemical Corp.	411,692	0.1

8,700	@,L	RTI International Metals, Inc.	333,819	0.1

21,897		Schweitzer-Mauduit International, Inc.	1,229,516	0.4

11,174		Stepan Co.	792,237	0.2

7,700	@,L	STR Holdings, Inc.	114,884	0.0

7,400	L	Texas Industries, Inc.	308,062	0.1

31,500	S	Wausau Paper Corp.	212,310	0.1

14,478		Zep, Inc.	273,634	0.1

			16,395,110	5.1

		Telecommunication Services: 0.7%
5,200		Atlantic Tele-Network, Inc.	199,472	0.1

24,990	@	Cbeyond, Inc.	330,618	0.1

123,100	@,S	Cincinnati Bell, Inc.	408,692	0.1

25,800	@	General Communication, Inc.	311,406	0.1

13,900	@	Neutral Tandem, Inc.	242,138	0.1

20,158		NTELOS Holdings Corp.	411,626	0.1

10,800		USA Mobility, Inc.	164,808	0.1

			2,068,760	0.7

		Utilities: 3.7%
10,600		Allete, Inc.	435,024	0.1

21,600	L	American States Water Co.	748,656	0.2

41,537		Avista Corp.	1,067,085	0.3

10,000		Central Vermont Public Service Corp.	$361,500	0.1

8,726		CH Energy Group, Inc.	464,747	0.2

61,747		El Paso Electric Co.	1,994,428	0.6

25,002		Laclede Group, Inc.	945,826	0.3

7,740		New Jersey Resources Corp.	345,281	0.1

26,700	L	Northwest Natural Gas Co.	1,204,971	0.4

31,500	L	NorthWestern Corp.	1,042,965	0.3

16,349		Piedmont Natural Gas Co.	494,721	0.2

12,300		South Jersey Industries, Inc.	668,013	0.2

27,716		Southwest Gas Corp.	1,070,115	0.3

24,000		UIL Holdings Corp.	776,400	0.3

9,486		Unisource Energy Corp.	354,112	0.1

			11,973,844	3.7

	Total Common Stock
	(Cost $290,687,344)		313,738,302	97.6

SHORT-TERM INVESTMENTS: 8.9%
		Securities Lending Collateralcc: 6.9%
20,904,898		BNY Mellon Overnight
		Government Fund(1)	20,904,898	6.5

1,429,266	R	BNY Institutional Cash Reserves Fund, Series B(1)(2)	1,143,413	0.4

	Total Securities Lending Collateral
	(Cost $22,334,164)		22,048,311	6.9

		Mutual Funds: 2.0%
6,485,000		Blackrock Liquidity Funds TempFund Portfolio - Class I
		(Cost $6,485,000)	6,485,000	2.0

	Total Short-Term Investments
	(Cost $28,819,164)		28,533,311	8.9

	Total Investments in Securities
	(Cost $319,506,508)*		$342,271,613	106.5
	Liabilities in Excess of Other Assets		(20,973,258)	(6.5)

	Net Assets		$321,298,355	100.0

@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.
S

All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

R	Restricted Security

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING INDEX PLUS SMALLCAP PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

L	Loaned security, a portion or all of the security is on loan at June 30, 2011.
(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

*	Cost for federal income tax purposes is $320,186,318. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$31,003,716
Gross Unrealized Depreciation	(8,918,421)

Net Unrealized appreciation	$22,085,295

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011

Asset Table
Investments, at value
Common Stock*	$313,738,302	$–	$–	$313,738,302
Short-Term Investments	27,389,898	–	1,143,413	28,533,311

Total Investments, at value	$341,128,200	$–	$1,143,413	$342,271,613

Other Financial Instruments+
Futures	343,041	–	–	343,041

Total Assets	$341,471,241	$–	$1,143,413	$342,614,654

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

ING Index Plus SmallCap Portfolio Open Futures Contracts on June 30, 2011:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)

Long Contracts
Russell 2000® Mini Index	100	09/16/11	$8,254,000	$343,041

			$8,254,000	$343,041

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING INTERNATIONAL INDEX PORTFOLIO	as of June 30, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 94.7%
		Consumer Discretionary: 9.7%
2,400		ABC-Mart, Inc.	$97,334	0.0

4,541		Accor S.A.	203,154	0.1

6,241		Adidas AG	494,800	0.1

6,700		Aisin Seiki Co., Ltd.	259,260	0.1

10,362		Bayerische Motoren
		Werke AG	1,034,745	0.3

3,200		Benesse Corp.	137,478	0.0

18,424		Bridgestone Corp.	424,499	0.1

32,144		British Sky
		Broadcasting PLC	436,392	0.1

15,302		Burberry Group PLC	355,844	0.1

4,863		Carnival PLC	188,432	0.1

14,500		Casio Computer Co.,
		Ltd.	102,331	0.0

2,056		Christian Dior S.A.	323,090	0.1

16,732		Compagnie Financiere
		Richemont S.A.	1,096,499	0.3

5,175		Cie Generale des
		Etablissements
		Michelin	506,841	0.1

59,001		Compass Group PLC	568,898	0.2

1,639	@	Continental AG	172,716	0.1

19,024		Crown Ltd.	182,874	0.1

27,705		DaimlerChrysler AG	2,089,288	0.6

3,600		Dena Co., Ltd.	154,823	0.0

14,700		Denso Corp.	546,729	0.2

5,900		Dentsu, Inc.	174,643	0.1

15,656	@	Echo Entertainment
		Group Ltd.	69,014	0.0

7,174		Electrolux AB	171,574	0.1

34,679		Esprit Holdings Ltd.	108,355	0.0

3,754		Eutelsat
		Communications	169,008	0.0

88,568		John Fairfax Holdings
		Ltd.	93,496	0.0

1,900		Fast Retailing Co., Ltd.	307,284	0.1

25,230		Fiat S.p.A	277,231	0.1

22,000		Fuji Heavy Industries
		Ltd.	170,962	0.1

196,600	@	Genting International
		PLC	309,965	0.1

31,631		Hennes & Mauritz AB	1,090,672	0.3

26,424		Home Retail Group	69,463	0.0

49,600		Honda Motor Co., Ltd.	1,910,936	0.5

12,317		Husqvarna AB - B
		Shares	81,609	0.0

7,068		Inditex S.A.	643,996	0.2

8,782		Intercontinental Hotels
		Group PLC	179,775	0.1

11,600		Isetan Mitsukoshi
		Holdings Ltd.	113,643	0.0

39,000		Isuzu Motors Ltd.	184,624	0.1

113,256	@	ITV PLC	130,045	0.0

19,000		J Front Retailing Co.,
		Ltd.	83,936	0.0

4,000		Jardine Cycle &
		Carriage Ltd.	140,358	0.0

86		Jupiter
		Telecommunications
		Co.	96,215	0.0

1,940		Kabel Deutschland
		Holding AG	$119,506	0.0

86,755		Kingfisher PLC	372,665	0.1

3,538		Lagardere SCA	149,721	0.0

140,722		Li & Fung Ltd.	281,260	0.1

4,753		Luxottica Group S.p.A.	152,606	0.0

7,977		LVMH Moet Hennessy
		Louis Vuitton S.A.	1,433,453	0.4

49,666		Marks & Spencer
		Group PLC	287,913	0.1

58,000		Mazda Motor Corp.	152,842	0.0

3,248		McDonald’s Holdings
		Co. Japan Ltd.	82,583	0.0

21,245		Mediaset S.p.A.	99,874	0.0

120,255	@	Mitsubishi Motors Corp.	146,713	0.0

1,735		Modern Times Group
		AB	114,750	0.0

6,442		Next PLC	240,684	0.1

12,800		Nikon Corp.	302,699	0.1

75,700		Nissan Motor Co., Ltd.	795,547	0.2

1,600		Nitori Co., Ltd.	151,856	0.0

4,900		NOK Corp.	83,974	0.0

3,626		Nokian Renkaat OYJ	182,075	0.1

10,054		OPAP S.A.	157,025	0.0

1,400		Oriental Land Co., Ltd.	118,759	0.0

63,100		Panasonic Corp.	771,667	0.2

25,340		Pearson PLC	479,365	0.1

4,399		Peugeot S.A.	197,346	0.1

14,059		Pirelli & C S.p.A.	152,031	0.0

2,261		PPR	402,698	0.1

3,992		Publicis Groupe	222,851	0.1

256		Rakuten, Inc.	264,966	0.1

22,344		Reed Elsevier NV	300,165	0.1

42,798		Reed Elsevier PLC	389,649	0.1

5,988		Renault S.A.	355,272	0.1

2,400		Rinnai Corp.	173,315	0.1

87,600		Sands China Ltd.	237,444	0.1

2,300		Sankyo Co., Ltd.	118,835	0.0

7,800		Sega Sammy Holdings,
		Inc.	150,780	0.0

16,000		Sekisui Chemical Co.,
		Ltd.	136,705	0.0

20,000		Sekisui House Ltd.	186,222	0.1

9,688		SES S.A.	272,154	0.1

53,331		Shangri-La Asia Ltd.	130,928	0.0

31,000		Sharp Corp.	282,907	0.1

1,200		Shimamura Co., Ltd.	114,394	0.0

1,900		Shimano, Inc.	104,527	0.0

59,000		Singapore Press
		Holdings Ltd.	187,504	0.1

65,292		SJM Holdings Ltd.	155,322	0.0

6,854		Societe Television
		Francaise (T.F.1)	125,029	0.0

2,523		Sodexho Alliance S.A.	197,637	0.1

30,700		Sony Corp.	810,028	0.2

12,500		Sumitomo Rubber
		Industries, Inc.	151,264	0.0

12,900		Suzuki Motor Corp.	290,786	0.1

1,009		Swatch Group AG - BR	509,250	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING INTERNATIONAL INDEX PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Consumer Discretionary: (continued)
2,509		Swatch Group AG -
		Reg	$225,585	0.1

15,656		TABCORP Holdings
		Ltd.	55,384	0.0

41,260		Tattersall’s Ltd.	106,527	0.0

8,100		Toho Co., Ltd.	134,497	0.0

4,200		Toyoda Gosei Co., Ltd.	95,380	0.0

4,100		Toyota Boshoku Corp.	68,122	0.0

5,500		Toyota Industries Corp.	181,584	0.1

85,889		Toyota Motor Corp.	3,536,839	0.9

35,045		Vivendi	976,813	0.3

985		Volkswagen AG	181,193	0.1

5,685		Whitbread PLC	147,398	0.0

10,101		Wolters Kluwer NV	223,946	0.1

36,497		WPP PLC	457,231	0.1

63,600		Wynn Macau Ltd.	208,275	0.1

2,520		Yamada Denki Co., Ltd.	205,329	0.1

8,900	@	Yamaha Motor Co., Ltd.	163,472	0.0

33,643		Yue Yuen Industrial
		Holdings	107,018	0.0

			36,324,970	9.7

		Consumer Staples: 9.8%
22,200		Aeon Co., Ltd.	267,957	0.1

21,000		Ajinomoto Co., Inc.	249,309	0.1

24,124		Anheuser-Busch InBev
		NV	1,400,102	0.4

2,382		Aryzta AG	127,932	0.0

11,500		Asahi Breweries Ltd.	231,651	0.1

9,852		Associated British
		Foods PLC	171,405	0.0

3,005		Beiersdorf AG	195,241	0.1

59,239		British American
		Tobacco PLC	2,597,733	0.7

3,361		Carlsberg A/S	365,955	0.1

17,322		Carrefour S.A.	712,104	0.2

1,915		Casino Guichard
		Perrachon S.A.	180,490	0.0

6,485		Coca-Cola Hellenic
		Bottling Co. S.A.	174,194	0.0

21,943		Coca-Cola Amatil Ltd.	269,238	0.1

3,015		Colruyt S.A.	150,842	0.0

18,341		Groupe Danone	1,369,221	0.4

3,036		Delhaize Group	227,809	0.1

77,745		Diageo PLC	1,590,586	0.4

3,800		FamilyMart Co., Ltd.	139,525	0.0

53,707		Foster’s Group Ltd.	296,657	0.1

3,384		Heineken Holding NV	173,240	0.0

7,204		Heineken NV	433,589	0.1

5,302		Henkel KGaA	303,897	0.1
5,894		Henkel KGaA - Vorzug	409,860	0.1

31,110		Imperial Tobacco
		Group PLC	1,035,733	0.3

35,033		J Sainsbury PLC	185,579	0.0

152		Japan Tobacco, Inc.	586,731	0.2

9,553		Jeronimo Martins	183,473	0.0

16,817		Kao Corp.	442,189	0.1

3,523		Kerry Group PLC	145,144	0.0

1,889		Kesko OYJ	87,853	0.0

27,000		Kirin Brewery Co., Ltd.	376,405	0.1

36,510		Koninklijke Ahold NV	490,890	0.1

3,600		Lawson, Inc.	$188,860	0.1

20		Lindt & Spruengli AG	62,325	0.0
5		Lindt & Spruengli AG -
		REG	182,248	0.0

7,543		L’Oreal S.A.	978,891	0.3

2,600		MEIJI Holdings Co.,
		Ltd.	109,621	0.0

4,684		Metro AG	283,655	0.1

107,853		Nestle S.A.	6,711,535	1.8

7,000		Nippon Meat Packers,
		Inc.	100,415	0.0

7,000		Nisshin Seifun Group,
		Inc.	87,491	0.0

52,272		Olam International Ltd.	116,201	0.0

50,070		Parmalat S.p.A	188,350	0.1

6,079		Pernod-Ricard S.A.	599,551	0.2

18,935		Reckitt Benckiser PLC	1,045,823	0.3

28,702		SABMiller PLC	1,047,641	0.3

24,000		Seven & I Holdings Co.,
		Ltd.	645,455	0.2

11,800		Shiseido Co., Ltd.	220,260	0.1

6,557		Swedish Match AB	220,160	0.1

249,778		Tesco PLC	1,613,816	0.4

4,000		Toyo Suisan Kaisha
		Ltd.	94,631	0.0

3,700		Uni-Charm Corp.	161,652	0.0

53,722		Unilever NV	1,763,201	0.5

43,255		Unilever PLC	1,395,673	0.4

32,205		Wesfarmers Ltd.	1,103,721	0.3
8,868		Wesfarmers Ltd. - Price
		Protected Shares	307,523	0.1

63,000		Wilmar International
		Ltd.	278,713	0.1

60,176		WM Morrison
		Supermarkets PLC	287,821	0.1

38,400		Woolworths Ltd.	1,145,726	0.3

2,900		Yakult Honsha Co., Ltd.	83,889	0.0

			36,597,382	9.8

		Energy: 7.6%
10,247	@	Acergy S.A.	262,089	0.1

4,626		Aker Kvaerner ASA	92,425	0.0

9,984		Amec PLC	174,457	0.1

101,251		BG Group PLC	2,299,005	0.6

585,697		BP PLC	4,312,497	1.2

42,229		Cairn Energy PLC	281,623	0.1

4,381	@	Cie Generale de
		Geophysique-Veritas	160,561	0.1

74,919		ENI S.p.A.	1,775,513	0.5

11,617	@	Essar Energy PLC	76,204	0.0

1,963		Fugro NV	141,391	0.0

6,620		Galp Energia SGPS
		S.A.	157,886	0.0

75		Inpex Holdings, Inc.	554,489	0.2

71,600		JX Holdings, Inc.	481,585	0.1

5,924		Neste Oil OYJ	92,934	0.0

5,441		OMV AG	237,699	0.1

26,973		Origin Energy Ltd.	458,614	0.1

24,189	@	Paladin Resources Ltd.	65,936	0.0

5,802		Petrofac Ltd.	141,088	0.0

23,621		Repsol YPF S.A.	819,310	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING INTERNATIONAL INDEX PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Energy: (continued)
83,075		Royal Dutch Shell PLC
		- Class B	$2,964,621	0.8

108,752		Royal Dutch Shell PLC
		- Class A	3,869,797	1.0

7,558		Saipem S.p.A.	390,300	0.1

26,819		Santos Ltd.	391,036	0.1

5,340		SBM Offshore NV	141,193	0.0

9,461		SeaDrill Ltd. ADR	332,638	0.1

35,018		Statoil ASA	886,516	0.2

3,364		Technip S.A.	360,595	0.1

14,958		Tenaris S.A.	341,927	0.1

14,000		TonenGeneral Sekiyu
		KK	172,206	0.1

64,111		Total S.A.	3,706,501	1.0

9,116		Transocean Ltd.	595,131	0.2

23,918		Tullow Oil PLC	476,308	0.1

18,471		Woodside Petroleum
		Ltd.	814,883	0.2

8,532		WorleyParsons Ltd.	259,774	0.1

			28,288,732	7.6

		Financials: 22.2%
36,245		3i Group PLC	163,675	0.0

6,075		Admiral Group PLC	162,006	0.0

53,762	@	Aegon NV	366,338	0.1

74,865		Ageas	202,782	0.1

231,400		AIA Group Ltd.	805,510	0.2

13,875		Allianz AG	1,934,836	0.5

17,214	@	Alpha Bank AE	86,689	0.0

88,365		AMP Ltd.	464,702	0.1

31,000		Aozora Bank Ltd.	71,859	0.0

62,000		Ascendas Real Estate
		Investment Trust	103,122	0.0

38,060		Assicurazioni Generali
		S.p.A.	802,402	0.2

5,503		ASX Ltd.	180,296	0.1

79,994		Australia & New
		Zealand Banking Group
		Ltd.	1,896,239	0.5

83,340		Aviva PLC	586,636	0.2

51,865		AXA S.A.	1,177,351	0.3

1,602		Baloise Holding AG	165,304	0.1

35,319		Banco De Sabadell
		S.A.	145,695	0.0

32,701		Banco Espirito Santo
		S.A.	121,910	0.0

57,255		Banco Popolare Scarl	131,860	0.0

27,228		Banco Popular Espanol
		S.A.	153,201	0.0

259,901		Banco Santander
		Central Hispano S.A.	2,994,113	0.8

34,965	@	Bank Hapoalim BM	174,774	0.1

32,991		Bank Leumi Le-Israel
		BM	155,995	0.0

12,991		Bank of Cyprus Public
		Co., Ltd.	38,470	0.0

15,407		Bank of Cyprus Public
		Co., Ltd.	45,427	0.0

49,205		Bank of East Asia Ltd.	202,577	0.1

18,000		Bank of Kyoto Ltd.	165,732	0.1

41,000		Bank of Yokohama Ltd.	204,961	0.1

345,247		Barclays PLC	$1,416,330	0.4

131,660		Banco Bilbao Vizcaya
		Argentaria S.A.	1,545,538	0.4

9,816		Bendigo Bank Ltd.	93,605	0.0

28,577		BNP Paribas	2,203,556	0.6

97,410		BOC Hong Kong
		Holdings Ltd.	283,752	0.1

25,489		British Land Co. PLC	249,209	0.1

17,905		Capital Shopping
		Centres Group PLC	114,873	0.0

79,000		CapitaLand Ltd.	187,675	0.1

74,000		CapitaMall Trust	112,796	0.0

81,000		CapitaMalls Asia Ltd.	97,250	0.0

54,187		CFS Retail Property
		Trust	105,626	0.0

45,383		Cheung Kong Holdings
		Ltd.	666,451	0.2

25,000		Chiba Bank Ltd.	156,457	0.0

10,000		Chugoku Bank Ltd.	123,717	0.0

109,560		Chuo Mitsui Trust
		Holdings, Inc.	381,349	0.1

19,000		City Developments Ltd.	161,327	0.0

6,456		CNP Assurances	140,550	0.0

110,374	@	Commerzbank AG	475,403	0.1

46,963		Commonwealth Bank of
		Australia	2,644,958	0.7

1,478		Corio NV	97,884	0.0

29,357		Credit Agricole S.A.	441,043	0.1

7,600		Credit Saison Co., Ltd.	127,935	0.0

34,443		Credit Suisse Group	1,342,321	0.4

26,155		Criteria Caixacorp S.A.	182,128	0.1

230		Dai-ichi Life Insurance
		Co., Ltd.	322,538	0.1

3,173		Daito Trust
		Construction Co., Ltd.	269,387	0.1

14,000		Daiwa House Industry
		Co., Ltd.	176,662	0.1

59,000		Daiwa Securities
		Group, Inc.	259,948	0.1

19,048	@	Danske Bank A/S	352,538	0.1

55,000		DBS Group Holdings
		Ltd.	657,925	0.2

5,900		Delta Lloyd NV	140,143	0.0

28,623		Deutsche Bank AG	1,689,355	0.5

5,408		Deutsche Boerse AG	410,629	0.1

21,983	@	Dexia S.A.	68,452	0.0

123,844		Dexus Property Group	117,330	0.0

29,315		DnB NOR ASA	408,402	0.1

7,164		Erste Bank der
		Oesterreichischen
		Sparkassen AG	375,203	0.1

1,341		Fonciere Des Regions	142,050	0.0

37,000		Fukuoka Financial
		Group, Inc.	154,644	0.0

1,150		Gecina S.A.	160,681	0.0

55,700		Global Logistic
		Properties Ltd.	93,574	0.0

236,983		Goodman Group	179,657	0.1

874,585	@,X	GPT Group	0	–
58,223		GPT Group	197,914	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING INTERNATIONAL INDEX PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Financials: (continued)
3,332		Groupe Bruxelles
		Lambert S.A.	$296,004	0.1

17,000		Gunma Bank Ltd.	89,852	0.0

24,000		Hachijuni Bank Ltd.	134,854	0.0

22,460		Hammerson PLC	173,644	0.1

25,617		Hang Lung Group Ltd.	162,660	0.0

60,682		Hang Lung Properties
		Ltd.	249,503	0.1

19,973		Hang Seng Bank Ltd.	319,496	0.1

2,473		Hannover
		Rueckversicheru - Reg	128,612	0.0

36,656		Henderson Land
		Development Co., Ltd.	237,038	0.1

32,000		Hiroshima Bank Ltd.	139,649	0.0

31,454		Hong Kong Exchanges
		and Clearing Ltd.	662,323	0.2

17,500		Hopewell Holdings	55,515	0.0

537,226		HSBC Holdings PLC	5,326,472	1.4

1,027		ICADE	126,512	0.0

14,126		ICAP PLC	107,137	0.0

37,115	@	Immofinanz Immobilien
		Anlagen AG	158,249	0.0

118,178	**,@	ING Groep NV	1,456,376	0.4

76,066		Insurance Australia
		Group	278,094	0.1

304,031		Intesa Sanpaolo S.p.A.	809,572	0.2

17,695		Investec PLC	143,631	0.0

12,391		Investor AB	284,165	0.1

15,401		Iyo Bank Ltd.	141,782	0.0

17		Japan Real Estate
		Investment Corp.	167,261	0.1

65		Japan Retail Fund
		Investment Corp.	100,167	0.0

38,000		Joyo Bank Ltd.	159,646	0.0

6,698		Julius Baer Group Ltd.	276,681	0.1

5,208		KBC Groep NV	204,358	0.1

26,000		Keppel Land Ltd.	76,827	0.0

29,318		Kerry Properties Ltd.	141,707	0.0

6,794		Kinnevik Investment AB	150,908	0.0

3,307		Klepierre	136,542	0.0

24,990		Land Securities Group
		PLC	341,865	0.1

192,406		Legal & General Group
		PLC	364,498	0.1

12,935		Lend Lease Corp., Ltd.	124,918	0.0

80,827		Link Real Estate
		Investment Trust	276,104	0.1

1,244,857		Lloyds TSB Group PLC	978,254	0.3

9,315		Macquarie Group Ltd.	314,245	0.1

63,107		Man Group PLC	240,045	0.1

21,449		Mediobanca S.p.A.	217,216	0.1

130,442		Mirvac Group	175,443	0.1

39,000		Mitsubishi Estate Co.,
		Ltd.	684,448	0.2

396,921		Mitsubishi UFJ
		Financial Group, Inc.	1,934,330	0.5

25,919		Mitsui Fudosan Co.,
		Ltd.	446,400	0.1

632,092		Mizuho Financial
		Group, Inc.	1,038,925	0.3

31,000		Mizuho Securities Co.,
		Ltd.	$74,713	0.0

16,669		Mitsui Sumitomo
		Insurance Group
		Holdings, Inc.	390,169	0.1

5,636		Muenchener
		Rueckversicherungs
		AG	860,369	0.2

64,718		National Australia Bank
		Ltd.	1,789,282	0.5

33,039	@	National Bank of
		Greece S.A.	237,582	0.1

36,925		Natixis	185,269	0.1

88,235		New World
		Development Ltd.	133,960	0.0

17		Nippon Building Fund,
		Inc.	166,125	0.1

49,306		NKSJ Holdings, Inc.	325,429	0.1

109,800		Nomura Holdings, Inc.	541,829	0.2

15		Nomura Real Estate
		Office Fund, Inc.	99,309	0.0

82,400		Nordea Bank AB	884,977	0.2

172,168		Old Mutual PLC	368,549	0.1

3,300		ORIX Corp.	320,997	0.1

69,608		Oversea-Chinese
		Banking Corp.	531,691	0.1

79,039		Prudential PLC	912,652	0.2

31,591		QBE Insurance Group
		Ltd.	586,328	0.2

1,748		Raiffeisen International
		Bank Holding AG	90,042	0.0

9,752		Ratos AB	187,448	0.1

43,142		Resolution Ltd.	203,376	0.1

34,500		Resona Holdings, Inc.	162,317	0.0

551,333	@	Royal Bank of Scotland
		Group PLC	341,035	0.1

112,623		Royal & Sun Alliance
		Insurance Group	243,603	0.1

12,956		Sampo OYJ	418,282	0.1

3,076		Schroders PLC	76,372	0.0

5,688		Scor S.A.	161,450	0.0

35,792		Segro PLC	179,456	0.1

22,000		Shizuoka Bank Ltd.	202,287	0.1

32,000		Singapore Exchange
		Ltd.	196,637	0.1

79,858		Sino Land Co.	128,437	0.0

38,963		Skandinaviska Enskilda
		Banken AB	318,580	0.1

19,257		Societe Generale	1,140,523	0.3

5,000		Sony Financial
		Holdings, Inc.	90,398	0.0

71,942		Standard Chartered
		PLC	1,889,755	0.5

71,871		Standard Life PLC	242,918	0.1

83,493		Stockland	306,250	0.1

41,900		Sumitomo Mitsui
		Financial Group, Inc.	1,291,974	0.4

13,000		Sumitomo Realty &
		Development Co., Ltd.	290,545	0.1

45,915		Sun Hung Kai
		Properties Ltd.	671,166	0.2

39,174		Suncorp-Metway Ltd.	342,414	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING INTERNATIONAL INDEX PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Financials: (continued)
15,720		Svenska
		Handelsbanken AB	$484,688	0.1

23,745		Swedbank AB	399,294	0.1

21,079		Swire Pacific Ltd.	310,345	0.1

831		Swiss Life Holding	136,285	0.0

11,219		Swiss Re Ltd.	629,972	0.2

9,200		T&D Holdings, Inc.	218,980	0.1

22,450		Tokio Marine Holdings,
		Inc.	628,474	0.2

28,000		Tokyu Land Corp.	118,960	0.0

1,732		TrygVesta A/S	100,017	0.0

110,553		UBS AG - Reg	2,017,545	0.5

2,759		Unibail	637,473	0.2

408,452		UniCredito Italiano
		S.p.A.	864,582	0.2

18,608		Unione di Banche
		Italiane SCPA	104,744	0.0

37,000		United Overseas Bank
		Ltd.	594,041	0.2

25,000		United Overseas Land
		Ltd.	101,518	0.0

65,813		Westfield Group	613,411	0.2

72,581		Westfield Retail Trust	211,569	0.1

92,985		Westpac Banking Corp.	2,230,869	0.6

42,264		Wharf Holdings Ltd.	294,729	0.1

31,882		Wheelock & Co., Ltd.	128,241	0.0

8,818		Wing Hang Bank Ltd.	96,761	0.0

4,763		Zurich Financial
		Services AG	1,205,228	0.3

			82,977,376	22.2

		Health Care: 8.2%
2,778		Actelion Ltd. - Reg	137,077	0.0

2,200		Alfresa Holdings Corp.	85,499	0.0

14,300		Astellas Pharma, Inc.	554,856	0.2

43,441		AstraZeneca PLC	2,171,244	0.6

25,017		Bayer AG	2,009,291	0.5

3,366		Celesio AG	67,212	0.0

9,000		Chugai Pharmaceutical
		Co., Ltd.	147,579	0.0

1,756		Cochlear Ltd.	135,910	0.0

18,593		CSL Ltd.	660,905	0.2

20,800		Daiichi Sankyo Co., Ltd.	406,454	0.1

8,800		Eisai Co., Ltd.	343,339	0.1

17,044	@	Elan Corp. PLC	195,634	0.1

6,349		Cie Generale D’Optique
		Essilor International
		S.A.	515,153	0.1

5,854		Fresenius Medical Care
		AG & Co. KGaA	437,852	0.1

3,544		Fresenius AG	369,927	0.1

8,933		Getinge AB	240,222	0.1

160,180		GlaxoSmithKline PLC	3,433,351	0.9

1,449		Lonza Group AG	113,519	0.0

1,583		Merck KGaA	172,119	0.0

8,300		Mitsubishi Tanabe
		Pharma Corp.	138,914	0.0

71,139		Novartis AG	4,359,904	1.2

12,744		Novo-Nordisk A/S	1,596,560	0.4

1,513		Novozymes A/S	246,523	0.1

8,700		Olympus Corp.	293,556	0.1

4,000		Ono Pharmaceutical
		Co., Ltd.	$213,994	0.1

7,700		Otsuka Holdings Co.
		Ltd.	203,747	0.1

6,662	@	Qiagen NV	127,718	0.0

21,728		Roche Holding AG -
		Genusschein	3,637,718	1.0

33,797		Sanofi-Aventis	2,718,668	0.7

12,800		Shionogi & Co., Ltd.	209,607	0.1

15,702		Shire PLC	490,951	0.1

27,880		Smith & Nephew PLC	298,782	0.1

12,138		Sonic Healthcare Ltd.	167,971	0.0

2,075		Sonova Holding AG -
		Reg	193,741	0.1

4,500		Suzuken Co., Ltd.	103,812	0.0

1,585	#	Synthes, Inc.	278,824	0.1

23,800		Takeda Pharmaceutical
		Co., Ltd.	1,099,963	0.3

6,600		Terumo Corp.	357,288	0.1

29,830		Teva Phaemaceutical
		Industries Ltd.	1,438,679	0.4

3,700		Tsumura & Co.	118,285	0.0

4,283		UCB S.A.	192,458	0.1

			30,684,806	8.2

		Industrials: 12.5%
69,766		ABB Ltd.	1,812,682	0.5

10,678		Abertis Infraestructuras
		S.A.	238,330	0.1

4,645		ACS Actividades de
		Construccion y
		Servicios S.A.	219,237	0.1

3,549		Adecco S.A.	227,794	0.1

1,357		Aeroports de Paris	127,604	0.0

9,148		Aggreko PLC	283,429	0.1

4,950		Air France-KLM	76,024	0.0

11,672		Alfa Laval AB	251,722	0.1

29,000		All Nippon Airways Co.,
		Ltd.	94,599	0.0

6,739		Alstom	415,089	0.1

15		AP Moller - Maersk A/S
		- Class A	124,254	0.0
48		AP Moller - Maersk A/S
		- Class B	414,385	0.1

29,000		Asahi Glass Co., Ltd.	339,366	0.1

74,430		Asciano Group	131,591	0.0

7,858		Assa Abloy AB	211,209	0.1

10,815		Altantia S.p.A.	230,300	0.1

19,953		Atlas Copco AB - Class
		A	525,489	0.1
15,833		Atlas Copco AB - Class
		B	373,515	0.1

15,732		Babcock International
		Group	179,900	0.1

110,137		BAE Systems PLC	563,425	0.2

29,395		Balfour Beatty PLC	145,740	0.0

893		Bekaert SA	67,999	0.0

7,073		Bouygues S.A.	311,031	0.1

45,477		Brambles Ltd.	353,590	0.1

1,032		Brenntag AG	120,031	0.0

11,501		Bunzl PLC	144,023	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING INTERNATIONAL INDEX PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Industrials: (continued)
1,680		Bureau Veritas S.A.	$141,871	0.0

19,997		Capita Group PLC	229,673	0.1

43,053		Cathay Pacific Airways
		Ltd.	100,153	0.0

52		Central Japan Railway
		Co.	408,787	0.1

8,000		Chiyoda Corp.	92,216	0.0

12,764		Cie de Saint-Gobain	827,342	0.2

22,959		Cobham PLC	77,921	0.0

73,000		ComfortDelgro Corp.,
		Ltd.	86,894	0.0

19,000		Dai Nippon Printing
		Co., Ltd.	214,138	0.1

7,800		Daikin Industries Ltd.	276,482	0.1

252		Delek Group Ltd.	56,640	0.0

9,104		Deutsche Lufthansa AG	198,297	0.1

26,888		Deutsche Post AG	516,916	0.1

7,164		DSV A/S	171,969	0.1

10,702		East Japan Railway Co.	612,912	0.2

4,726		Edenred	144,196	0.0

1,728		Elbit Systems Ltd.	82,151	0.0

14,035		European Aeronautic
		Defence and Space Co.
		NV	469,720	0.1

28,732		Experian Group Ltd.	365,987	0.1

6,100		Fanuc Ltd.	1,020,061	0.3

18,547		Ferrovial SA	234,353	0.1

25,230		Fiat Industrial SpA	325,863	0.1

14,902		Finmeccanica S.p.A.	180,311	0.1

30,000		Fraser and Neave Ltd.	141,745	0.0

27,000		Furukawa Electric Co.,
		Ltd.	112,727	0.0

42,552		Group 4 Securicor PLC	191,284	0.1

4,238		GEA Group AG	151,775	0.0

1,377		Geberit AG - Reg	326,679	0.1

13,122		Groupe Eurotunnel S.A.	146,835	0.0

8,342		Hexagon AB	205,398	0.1

6,000		Hitachi Construction
		Machinery Co., Ltd.	134,506	0.0

971		Hochtief AG	81,138	0.0

177,400		Hutchison Port
		Holdings Trust	149,903	0.1

69,615		Hutchison Whampoa
		Ltd.	754,275	0.2

46,000		Ishikawajima - Harima
		Heavy Industries Co.,
		Ltd.	118,862	0.0

4,544		Intertek Group PLC	144,008	0.0

32,288		Invensys PLC	167,013	0.1

45,200		Itochu Corp.	470,119	0.1

16,000		Japan Steel Works Ltd.	109,678	0.0

8,000		JGC Corp.	219,177	0.1

9,200		JS Group Corp.	237,295	0.1

8,800		JTEKT Corp.	129,666	0.0

33,000		Kajima Corp.	94,674	0.0

18,000		Kamigumi Co., Ltd.	168,224	0.1

53,000		Kawasaki Heavy
		Industries Ltd.	211,167	0.1

32,000		Kawasaki Kisen Kaisha
		Ltd.	111,877	0.0

16,000		Keihin Electric Express
		Railway Co., Ltd.	$115,376	0.0

18,000		Keio Corp.	99,281	0.0

16,000		Keisei Electric Railway
		Co., Ltd.	94,690	0.0

40,700		Keppel Corp., Ltd.	368,240	0.1

50,000		Kintetsu Corp.	160,572	0.0

29,500		Komatsu Ltd.	921,083	0.3

6,349		Kone OYJ	398,868	0.1

2,504		Koninklijke Boskalis
		Westminster NV	118,482	0.0

2,210		Koninklijke Vopak NV	108,233	0.0

38,000		Kubota Corp.	337,120	0.1

1,830		Kuehne & Nagel
		International AG	278,023	0.1

4,700		Kurita Water Industries
		Ltd.	140,215	0.0

3,939		Legrand S.A.	165,803	0.0

4,841		Leighton Holdings Ltd.	109,202	0.0

3,200		Makita Corp.	149,117	0.0

3,491		MAN AG	465,004	0.1

52,000		Marubeni Corp.	345,582	0.1

4,465		Metso OYJ	253,829	0.1

41,300		Mitsubishi Corp.	1,031,586	0.3

62,000		Mitsubishi Electric
		Corp.	720,199	0.2

92,000		Mitsubishi Heavy
		Industries Ltd.	432,605	0.1

53,307		Mitsui & Co., Ltd.	921,685	0.3

31,000		Mitsui Engineering &
		Shipbuilding Co., Ltd.	67,691	0.0

39,000		Mitsui OSK Lines Ltd.	209,850	0.1

61,658		MTR Corp.	219,300	0.1

7,000		Nabtesco Corp.	169,577	0.1

8,000		NGK Insulators Ltd.	149,036	0.0

3,400		Nidec Corp.	317,425	0.1

42,000		Nippon Express Co.,
		Ltd.	170,189	0.1

43,000		Nippon Sheet Glass
		Co., Ltd.	133,698	0.0

56,000		Nippon Yusen KK	208,059	0.1

120,727		Noble Group Ltd.	194,414	0.1

14,000		NSK Ltd.	139,765	0.0

62,063		NWS Holdings Ltd.	83,199	0.0

17,000		Obayashi Corp.	74,252	0.0

20,000		Odakyu Electric
		Railway Co., Ltd.	158,802	0.0

21,965		Orkla ASA	209,119	0.1

7,959		Prysmian S.p.A.	160,217	0.0

40,295	@	Qantas Airways Ltd.	79,947	0.0

42,776	@	QR National Ltd.	155,670	0.0

3,356		Randstad Holdings NV	155,175	0.0

5,696,256		Rolls-Royce Group PLC	9,142	0.0

59,336		Rolls-Royce Holdings
		PLC	614,480	0.2

28,965		Koninklijke Philips
		Electronics NV	744,406	0.2

5,086		Safran S.A.	217,025	0.1

32,270		Sandvik AB	565,349	0.2

10,829		Scania AB - B Shares	251,373	0.1

1,627		Schindler Holding AG	197,884	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING INTERNATIONAL INDEX PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Industrials: (continued)
7,687		Schneider Electric S.A.	$1,283,520	0.3

6,500		Secom Co., Ltd.	311,653	0.1

11,088		Securitas AB	117,397	0.0

52,000		SembCorp Industries
		Ltd.	211,756	0.1

38,000		SembCorp Marine Ltd.	164,449	0.0

17,846		Serco Group PLC	158,304	0.0

176		SGS S.A.	334,318	0.1

25,178		Siemens AG	3,460,003	0.9

16,000		Singapore Airlines Ltd.	185,188	0.1

14,262		Skanska AB	255,660	0.1

11,441		SKF AB - B Shares	331,271	0.1

1,600		SMC Corp.	288,432	0.1

12,325		Smiths Group PLC	237,740	0.1

52,804		Snam Rete Gas S.p.A.	312,549	0.1

1,228		Societe BIC S.A.	118,630	0.0

81,000		Singapore
		Technologies
		Engineering Ltd.	198,897	0.1

740	@	Sulzer AG	120,657	0.0

35,200		Sumitomo Corp.	478,870	0.1

24,100		Sumitomo Electric
		Industries Ltd.	351,514	0.1

18,000		Sumitomo Heavy
		Industries	125,638	0.0

3,444		Thales S.A.	148,324	0.0

5,400		THK Co., Ltd.	138,006	0.0

11,274		TNT Express NV	116,929	0.0

11,274		TNT NV	95,535	0.0

23,000		Tobu Railway Co., Ltd.	96,814	0.0

40,000		Tokyu Corp.	166,298	0.1

28,225		Toll Holdings Ltd.	147,243	0.0

19,000		Toppan Printing Co.,
		Ltd.	147,413	0.0

8,800		Toyota Tsusho Corp.	151,033	0.0

47,291		Transurban Group	265,637	0.1

3,577		Vallourec	436,095	0.1

7,112		Vestas Wind Systems
		A/S	165,097	0.0

13,972		Vinci S.A.	896,693	0.2

43,810		Volvo AB - B Shares	766,950	0.2

6,406		Wartsila OYJ	216,620	0.1

5,864		Weir Group PLC	200,179	0.1

1,012	@	Wendel Investissement	124,277	0.0

6,600		West Japan Railway
		Co.	257,657	0.1

7,243		Wolseley PLC	236,423	0.1

17,400		Yamato Holdings Co.,
		Ltd.	273,715	0.1

			46,878,459	12.5

		Information Technology: 4.4%
5,500		Advantest Corp.	101,252	0.0

84,087	@	Alcatel S.A.	485,239	0.1

5,537		Amadeus IT Holding
		S.A.	115,092	0.0

43,540		ARM Holdings PLC	409,435	0.1

13,399		ASML Holding NV	494,222	0.1

7,565	@	Autonomy Corp. PLC	207,222	0.1

10,800		Brother Industries Ltd.	159,751	0.1

34,600		Canon, Inc.	1,645,795	0.4

4,891		Capgemini S.A.	$286,407	0.1

14,378		Computershare Ltd.	137,338	0.0

2,179		Dassault Systemes
		S.A.	185,304	0.1

8,900	@	Elpida Memory, Inc.	104,831	0.0

92,058		Telefonaktiebolaget LM
		Ericsson	1,325,221	0.4

105,473	@	Foxconn International
		Holdings Ltd.	46,536	0.0

14,500		Fuji Photo Film Co.,
		Ltd.	452,240	0.1

54,000		Fujitsu Ltd.	308,658	0.1

5,400		Gree, Inc.	118,048	0.0

900		Hirose Electric Co., Ltd.	92,258	0.0

3,700		Hitachi High-
		Technologies Corp.	81,069	0.0

141,000		Hitachi Ltd.	836,835	0.2

13,000		Hoya Corp.	287,801	0.1

5,000		Ibiden Co., Ltd.	156,540	0.0

35,494		Infineon Technologies
		AG	398,825	0.1

1,370		Keyence Corp.	388,985	0.1

11,000		Konica Minolta
		Holdings, Inc.	91,877	0.0

5,100		Kyocera Corp.	519,272	0.1

1		Mitsumi Electric Co.,
		Ltd.	10	0.0

6,500		Murata Manufacturing
		Co., Ltd.	434,580	0.1

85,000		NEC Corp.	194,104	0.1

1,454		Neopost S.A.	124,928	0.0

2,037	@	NICE Systems Ltd.	73,649	0.0

3,000		Nintendo Co., Ltd.	563,365	0.2

12,000		Nippon Electric Glass
		Co., Ltd.	153,974	0.0

114,040		Nokia OYJ	735,642	0.2

53		NTT Data Corp.	176,139	0.1

6,500		Omron Corp.	180,754	0.1

2,000		Oracle Corp. Japan	87,159	0.0

26,790	@	Renewable Energy
		Corp. A/S	45,928	0.0

23,000		Ricoh Co., Ltd.	255,148	0.1

2,600		Rohm Co., Ltd.	149,166	0.0

46,029		Sage Group PLC	213,397	0.1

26,462		SAP AG	1,604,356	0.4

5,400		Seiko Epson Corp.	93,602	0.0

21,020		STMicroelectronics NV	209,228	0.1

6,400		Sumco Corp.	108,355	0.0

3,900		TDK Corp.	215,130	0.1

6,000		Tokyo Electron Ltd.	328,097	0.1

128,000		Toshiba Corp.	674,860	0.2

3,600		Trend Micro, Inc.	111,842	0.0

564		Yahoo! Japan Corp.	194,098	0.1

16,000		Yaskawa Electric Corp.	179,628	0.1

13,800		Yokogawa Electric
		Corp.	117,781	0.0

			16,660,973	4.4

		Materials: 10.8%
8,619		Air Liquide	1,234,784	0.3

7,105		Akzo Nobel NV	448,902	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING INTERNATIONAL INDEX PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Materials: (continued)
70,786		Alumina Ltd.	$162,120	0.0

44,631		Amcor Ltd.	345,842	0.1

39,554		Anglo American PLC	1,961,646	0.5

12,812		Antofagasta PLC	286,710	0.1

25,184		ArcelorMittal	875,812	0.2

1,500		Arkema	154,279	0.0

38,000		Asahi Kasei Corp.	256,084	0.1

27,789		BASF AG	2,723,932	0.7

99,055		BHP Billiton Ltd.	4,681,417	1.3

65,645		BHP Billiton PLC	2,579,449	0.7

58,996		BlueScope Steel Ltd.	76,777	0.0

9,141		Boliden AB	168,822	0.1

19,252		Boral Ltd.	91,276	0.0

14,687		Cimpor Cimentos de
		Portugal SG	112,131	0.0

20,402		CRH PLC	454,803	0.1

16,000		Daido Steel Co., Ltd.	107,029	0.0

20,000		Denki Kagaku Kogyo K
		K	96,423	0.0

271		Eramet SLN	89,664	0.0

8,468		Eurasian Natural
		Resources Corp.	106,253	0.0

19,923		Fletcher Building Ltd.	142,562	0.0

42,988		Fortescue Metals
		Group Ltd.	294,960	0.1

6,660		Fresnillo PLC	150,028	0.0

273		Givaudan	288,798	0.1

25,623		Glencore International
		PLC	201,918	0.1

3,960		HeidelbergCement AG	253,266	0.1

7,383		Holcim Ltd.	558,340	0.2

3,691		Holmen AB	115,095	0.0

10,000		Iluka Resources Ltd.	180,892	0.1

1,545		Imerys S.A.	108,684	0.0

53,312		Incitec Pivot Ltd.	222,029	0.1

15,439		Israel Chemicals Ltd.	246,377	0.1

85		Israel Corp., Ltd.	92,931	0.0

14,137	@	James Hardie
		Industries SE	89,566	0.0

15,000		JFE Holdings, Inc.	412,525	0.1

7,101		Johnson Matthey PLC	224,243	0.1

7,600		JSR Corp.	147,312	0.0

4,320		K+S AG	331,727	0.1

7,492		Kazakhmys PLC	166,076	0.0

94,000		Kobe Steel Ltd.	213,761	0.1

4,972		Koninklijke DSM NV	322,667	0.1

9,000		Kuraray Co., Ltd.	131,850	0.0

6,182		Lafarge S.A.	393,916	0.1

2,273		Lanxess	186,452	0.1

4,827		Linde AG	846,884	0.2

5,725		Lonmin PLC	133,601	0.0

9,080		MacArthur Coal Ltd.	107,117	0.0

41,000		Mitsubishi Chemical
		Holdings Corp.	290,532	0.1

20,000		Mitsubishi Gas
		Chemical Co., Inc.	146,531	0.0

55,000		Mitsubishi Materials
		Corp.	173,291	0.1

44,000		Mitsui Chemicals, Inc.	160,330	0.0

22,688		Newcrest Mining Ltd.	919,309	0.3

5,800		Nippon Paper Group,
		Inc.	$128,697	0.0

170,000		Nippon Steel Corp.	551,506	0.2

6,100		Nitto Denko Corp.	309,948	0.1

31,110		Norsk Hydro ASA	238,148	0.1

34,000		OJI Paper Co., Ltd.	163,067	0.0

42,078		OneSteel Ltd.	84,029	0.0

11,693		Orica Ltd.	338,997	0.1

7,188		Outokumpu OYJ	95,252	0.0

10,350		Oz Minerals Ltd.	147,279	0.0

2,797		Randgold Resources
		Ltd.	235,588	0.1

4,508		Rautaruukki OYJ	101,894	0.0

37,952		Rexam PLC	233,326	0.1

13,367		Rio Tinto Ltd.	1,196,460	0.3

44,187		Rio Tinto PLC	3,190,567	0.9

2,129		Salzgitter AG	162,329	0.0

13,686		Shin-Etsu Chemical
		Co., Ltd.	733,594	0.2

60,000		Showa Denko KK	124,285	0.0

78		Sika AG	188,286	0.1

8,401		Sims Group Ltd.	159,732	0.0

1,611		Solvay S.A.	248,733	0.1

7,813		SSAB Svenskt Staal AB
		- Class A	116,725	0.0

18,961		Stora Enso OYJ (Euro
		Denominated Security)	199,118	0.1

53,000		Sumitomo Chemical
		Co., Ltd.	264,634	0.1

135,000		Sumitomo Metal
		Industries Ltd.	303,272	0.1

19,000		Sumitomo Metal Mining
		Co., Ltd.	312,156	0.1

16,830		Svenska Cellulosa AB -
		B Shares	237,295	0.1

2,802		Syngenta AG	946,937	0.3

40,000		Teijin Ltd.	176,313	0.1

9,598		ThyssenKrupp AG	498,693	0.1

50,000		Toray Industries, Inc.	369,209	0.1

5,600		Toyo Seikan Kaisha
		Ltd.	94,286	0.0

44,000		Ube Industries Ltd.	132,468	0.0

4,253		Umicore	231,970	0.1

18,916		UPM-Kymmene OYJ	346,092	0.1

3,841		Vedanta Resources
		PLC	129,119	0.0

4,242		Voestalpine AG	233,968	0.1

765		Wacker Chemie AG	165,241	0.0

62,337		Xstrata PLC	1,373,001	0.4

5,842		Yara International ASA	328,234	0.1

			40,358,173	10.8

		Telecommunication Services: 5.1%
5,476		Belgacom S.A.	195,126	0.1

74,082		Bezeq Israeli
		Telecommunication
		Corp., Ltd.	187,554	0.0

247,854		BT Group PLC	803,645	0.2

85,974		Deutsche Telekom AG	1,341,558	0.4

54,634		France Telecom S.A.	1,161,716	0.3

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING INTERNATIONAL INDEX PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Telecommunication Services: (continued)
9,322		Hellenic
		Telecommunications
		Organization S.A.	$86,977	0.0

13,525		Inmarsat PLC	120,691	0.0

88		KDDI Corp.	633,154	0.2

47,969		Koninklijke KPN NV	697,713	0.2

2,602		Millicom International
		Cellular S.A.	272,610	0.1

16,300		Nippon Telegraph &
		Telephone Corp.	786,179	0.2

492		NTT DoCoMo, Inc.	878,683	0.2

18,132		Portugal Telecom
		SGPS S.A.	178,252	0.0

242,000		Singapore
		Telecommunications
		Ltd.	623,764	0.2

25,100		Softbank Corp.	950,595	0.3

709		Swisscom AG	325,032	0.1

10,425		Tele2 AB - B Shares	205,770	0.1

84,431		Telecom Corp. of New
		Zealand Ltd.	172,081	0.0

318,064		Telecom Italia S.p.A.	442,427	0.1

192,779		Telecom Italia S.p.A.
		RNC	224,276	0.1

127,951		Telefonica S.A.	3,125,060	0.8

11,107		Telekom Austria AG	141,741	0.0

24,615		Telenor ASA	402,832	0.1

71,334		TeliaSonera AB	523,271	0.1

139,740		Telstra Corp., Ltd.	434,225	0.1

1,632,169		Vodafone Group PLC	4,327,945	1.2

			19,242,877	5.1

		Utilities: 4.4%
1,584		Acciona S.A.	168,176	0.0

15,168		AGL Energy Ltd.	238,752	0.1

161,913		Centrica PLC	840,732	0.2

23,236		Cheung Kong
		Infrastructure Holdings
		Ltd.	120,889	0.0

20,500		Chubu Electric Power
		Co., Inc.	400,339	0.1

8,744		Chugoku Electric Power
		Co., Inc.	151,400	0.0

60,603		CLP Holdings Ltd.	537,614	0.1

56,827		E.ON AG	1,615,282	0.4

8,091		Electricite de France
		SA	317,209	0.1

15,886		EDP Renovaveis S.A.	104,794	0.0

3,200		Electric Power
		Development Co.	86,495	0.0

5,323		Enagas	128,893	0.0

48,321		Enel Green Power SpA	133,272	0.0

207,455		Enel S.p.A.	1,355,555	0.4

54,421		Energias de Portugal
		S.A.	193,133	0.1

13,230		Fortum OYJ	383,610	0.1

8,514		Gas Natural SDG S.A.	178,329	0.1

38,388		Gaz de France	1,402,997	0.4

4,200		Hokkaido Electric
		Power Co., Inc.	69,862	0.0

5,900		Hokuriku Electric Power
		Co.	112,591	0.0

155,811		Hong Kong & China
		Gas	$354,455	0.1

47,802		HongKong Electric
		Holdings	361,815	0.1

33,622		Iberdrola Renovables	148,526	0.0

118,645		Iberdrola S.A.	1,055,566	0.3

51,749		International Power
		PLC	267,272	0.1

25,400		Kansai Electric Power
		Co., Inc.	505,808	0.1

15,700		Kyushu Electric Power
		Co., Inc.	282,688	0.1

108,686		National Grid PLC	1,069,930	0.3

84,000		Osaka Gas Co., Ltd.	318,622	0.1

3,509		Red Electrica de
		Espana	211,682	0.1

13,002		RWE AG	722,356	0.2

28,119		Scottish & Southern
		Energy PLC	628,901	0.2

7,240		Severn Trent PLC	171,050	0.1

6,200		Shikoku Electric Power
		Co.	140,796	0.0

7,203		Suez Environnement
		S.A.	143,543	0.0

47,152		Terna S.p.A	219,237	0.1

14,200		Tohoku Electric Power
		Co., Inc.	204,914	0.1

40,400		Tokyo Electric Power
		Co., Inc.	163,545	0.0

76,079		Tokyo Gas Co., Ltd.	343,372	0.1

21,419		United Utilities Group
		PLC	206,010	0.1

12,236		Veolia Environnement	344,736	0.1

2,474		Verbund AG	107,713	0.0

			16,512,461	4.4

	Total Common Stock (Cost $256,068,679)		354,526,209	94.7

PREFERRED STOCK: 0.4%
		Consumer Discretionary: 0.4%
5,610		Porsche AG	445,002	0.1

3,341		ProSieben SAT.1
		Media AG	95,117	0.0

4,420		Volkswagen AG	914,043	0.3

	Total Preferred Stock (Cost $728,014)		1,454,162	0.4

RIGHTS: 0.0%
		: –%
15,860	X	Immoeast AG	–	–

		Financials: 0.0%
26,155		Criteria Caixacorp SA	1,972	0.0

	Total Rights (Cost $–)		1,972	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING INTERNATIONAL INDEX PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

WARRANTS: 0.0%
		Consumer Staples: 0.0%
17,122	@	Golden Agri-Resources
		Ltd.	$2,230	0.0

		Financials: –%
26,395	@	Unione di Banche
		Italiane SCPA	–	–

		Total Warrants (Cost $–)	2,230	0.0

		Total Long-Term Investments (Cost $256,796,693)	355,984,573	95.1

SHORT-TERM INVESTMENTS: 5.4%
		Securities Lending Collateralcc: 4.0%
14,946,522		BNY Mellon Overnight
		Government Fund(1)	14,946,522	4.0

37,727	R	BNY Institutional Cash
		Reserves Fund, Series
		B(1)(2)	30,182	0.0

		Total Securities Lending Collateral (Cost $14,984,249)	14,976,704	4.0

		Mutual Funds: 1.4%
5,244,000		Blackrock Liquidity
		Funds TempFund
		Portfolio - Class I
		(Cost $5,244,000)	5,244,000	1.4

		Total Short-Term Investments (Cost $20,228,249)	20,220,704	5.4

		Total Investments in Securities (Cost $277,024,942)*	$376,205,277	100.5

		Liabilities in Excess of Other Assets	(2,018,465)	(0.5)

		Net Assets	$374,186,812	100.0

#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.
R	Restricted Security
**	Investment in affiliate
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

*	Cost for federal income tax purposes is $286,537,365.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$104,747,878
Gross Unrealized Depreciation	(15,079,966)

Net Unrealized appreciation	$89,667,912

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING INTERNATIONAL INDEX PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011

Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$1,159,686	$35,165,284	$–	$36,324,970
Consumer Staples	1,184,319	35,413,063	–	36,597,382
Energy	–	28,288,732	–	28,288,732
Financials	629,972	82,347,404	0	82,977,376
Health Care	600,283	30,084,523	–	30,684,806
Industrials	411,028	46,467,431	–	46,878,459
Information Technology	–	16,660,973	–	16,660,973
Materials	201,918	40,156,255	–	40,358,173
Telecommunication Services	960,145	18,282,732	–	19,242,877
Utilities	361,815	16,150,646	–	16,512,461

Total Common Stock	5,509,166	349,017,043	0	354,526,209

Preferred Stock	–	1,454,162	–	1,454,162
Rights	1,972	–	–	1,972
Warrants	2,230	–	–	2,230
Short-Term Investments	20,190,522	–	30,182	20,220,704

Total Investments, at value	$25,703,890	$350,471,205	$30,182	$376,205,277

Other Financial Instruments+
Futures	398,660	–	–	398,660
Forward Foreign Currency Contracts	–	63,880	–	63,880

Total Assets	$26,102,550	$350,535,085	$30,182	$376,667,817

Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(76,203)	$–	$(76,203)

Total Liabilities	$–	$(76,203)	$–	$(76,203)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

At June 30, 2011 , the following forward foreign currency contracts were outstanding for the ING International Index Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Brown Brothers
Harriman & Co.	Australian Dollar	500,000	Buy	07/28/11	$521,970	$534,316	$12,346
Brown Brothers
Harriman & Co.	EU Euro	500,000	Buy	07/28/11	740,441	724,490	(15,951)
Credit Suisse First
Boston	British Pound	300,000	Buy	07/28/11	492,665	481,313	(11,352)
JP Morgan Chase &
Co.	EU Euro	900,000	Buy	07/28/11	1,312,843	1,304,084	(8,759)
JP Morgan Chase &
Co.	EU Euro	800,000	Buy	07/28/11	1,125,270	1,159,186	33,916
JP Morgan Chase &
Co.	British Pound	300,000	Buy	07/28/11	499,937	481,314	(18,623)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING INTERNATIONAL INDEX PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

JP Morgan Chase &
Co.	British Pound	1,000,000	Buy	07/28/11	$1,625,897	$1,604,379	$(21,518)
JP Morgan Chase &
Co.	Japanese Yen	100,000,000	Buy	07/28/11	1,224,714	1,242,332	17,618

							$(12,323)

ING International Index Portfolio Open Futures Contracts on June 30, 2011:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)

Long Contracts
Mini MSCI EAFE Index	217	09/16/11	$18,617,515	$398,660

			$18,617,515	$398,660

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING JAPAN TOPIX INDEX PORTFOLIO	as of June 30, 2011 (Unaudited)

				Percentage
				of Net
Shares			Value	Assets

COMMON STOCK: 99.6%
		Consumer Discretionary: 19.2%
3,100		ABC-Mart, Inc.	$125,723	0.0

98		Accordia Golf Co., Ltd.	68,790	0.0

1,500		Aeon Fantasy Co., Ltd.	19,550	0.0

12,000		Aichi Machine Industry
		Co., Ltd.	49,109	0.0

6,300		Aigan Co., Ltd.	31,524	0.0

3,800		Aisan Industry Co., Ltd.	40,160	0.0

28,100		Aisin Seiki Co., Ltd.	1,087,345	0.2

7,800		Akebono Brake
		Industry Co., Ltd.	43,260	0.0

5,200		Alpen Co., Ltd.	84,729	0.0

4,700		Alpha Corp.	56,070	0.0

3,300		Alpine Electronics, Inc.	45,719	0.0

14		Amiyaki Tei Co., Ltd.	37,459	0.0

700		Amuse, Inc.	7,862	0.0

2,100		AOKI Holdings, Inc.	32,752	0.0

4,500		Aoyama Trading Co.,
		Ltd.	77,601	0.0

7,000		Arc Land Sakamoto
		Co., Ltd.	111,543	0.0

2,100		Arnest One Corp.	21,607	0.0

3,600		Asahi Co., Ltd.	67,202	0.0

40,000	@	Asahi TEC Corp.	13,487	0.0

4,200		Asatsu-DK, Inc.	110,142	0.0

29,000		Asics Corp.	432,863	0.1

2,600		ASKUL Corp.	42,487	0.0

3,400		Autobacs Seven Co.,
		Ltd.	143,401	0.1

3,000		Avex Group Holdings,
		Inc.	38,952	0.0

7,800		Belluna Co., Ltd.	51,058	0.0

10,800		Benesse Corp.	463,988	0.1

4,500	@	Best Denki Co., Ltd.	12,515	0.0

63		BIC Camera, Inc.	33,782	0.0

105,100		Bridgestone Corp.	2,421,559	0.5

24,000		Calsonic Kansei Corp.	144,647	0.1

62		Can Do Co., Ltd.	56,856	0.0

9,500		Canon Sales Co., Inc.	107,659	0.0

32,100		Casio Computer Co.,
		Ltd.	226,540	0.1

1,600		Central Sports Co., Ltd.	18,588	0.0

2,200	@	CHI Group Co., Ltd.	6,032	0.0

4,100		Chiyoda Co., Ltd.	60,776	0.0

1,300		Chofu Seisakusho Co.,
		Ltd.	32,650	0.0

20,000		Chori Co., Ltd.	24,704	0.0

3,000		Chuo Spring Co., Ltd.	11,028	0.0

40,000	@	Clarion Co., Ltd.	77,546	0.0

2,100		Cleanup Corp.	12,985	0.0

10,000		Colowide Co., Ltd.	60,653	0.0

2,100		Corona Corp.	23,320	0.0

3,000		Daido Metal Co., Ltd.	31,168	0.0

7,800		Daidoh Ltd.	78,426	0.0

17,850	@	Daiei, Inc.	64,946	0.0

37,000		Daihatsu Motor Co.,
		Ltd.	629,690	0.2

1,300		Daikoku Denki Co., Ltd.	12,963	0.0

1,300		Dainichi Co., Ltd.	11,887	0.0

3,400		Daisyo Corp.	39,540	0.0

16,000	@	Daito Woolen Spinning
		& Weaving Co., Ltd.	$13,379	0.0

2,400		Daiyu Eight Co., Ltd.	15,935	0.0

2,700		DCM Japan Holdings
		Co., Ltd.	18,391	0.0

12,600		Dena Co., Ltd.	541,882	0.1

73,800		Denso Corp.	2,744,804	0.6

32,400		Dentsu, Inc.	959,055	0.2

10,000		Descente Ltd.	49,563	0.0

4,900		Don Quijote Co., Ltd.	170,403	0.1

2,300		Doshisha Co., Ltd.	60,424	0.0

4,800		Doutor Nichires
		Holdings Co., Ltd.	58,491	0.0

10,000		Dynic Corp.	17,079	0.0

2,000		Eagle Industry Co., Ltd.	25,089	0.0

8,000	@	Econach Co., Ltd.	3,384	0.0

14,200		EDION Corp.	133,940	0.0

3,400		Exedy Corp.	116,580	0.0

4,900		F&A Aqua Holdings,
		Inc.	48,678	0.0

7,900		Fast Retailing Co., Ltd.	1,277,654	0.3

3,600		FCC Co., Ltd.	86,355	0.0

1,900		Felissimo Corp.	25,289	0.0

4,100		Foster Electric Co., Ltd.	82,265	0.0

12,000		France Bed Holdings
		Co., Ltd.	15,535	0.0

2,700		F-Tech, Inc.	40,166	0.0

3,700		Fuji Co., Ltd.	76,509	0.0

108,000		Fuji Heavy Industries
		Ltd.	839,270	0.2

3,000	@	Fuji Kiko Co., Ltd.	11,811	0.0

14,000		Fuji Kyuko Co., Ltd.	71,550	0.0

334		Fuji Television Network,
		Inc.	494,392	0.1

9,000		Fujibo Holdings, Inc.	22,227	0.0

1,700		Fujikura Rubber Ltd.	6,774	0.0

23,000		Fujita Kanko, Inc.	80,430	0.0

12,000		Fujitsu General Ltd.	79,608	0.0

2,400		Funai Electric Co., Ltd.	63,338	0.0

3,000		Furukawa Battery Co.,
		Ltd.	21,532	0.0

14,700		Futaba Industrial Co.,
		Ltd.	107,525	0.0

13,000		Gakken Holdings Co.,
		Ltd.	23,626	0.0

6,200		Genki Sushi Co., Ltd.	68,303	0.0

32		Geo Co., Ltd.	39,836	0.0

8,000		GLOBERIDE, Inc.	8,960	0.0

9,000		Goldwin, Inc.	30,874	0.0

10,000		Gourmet Kineya Co.,
		Ltd.	54,577	0.0

34,000	@	GSI Creos Corp.	52,228	0.0

480		Gulliver International
		Co.	19,966	0.0

10,000		Gunze Ltd.	33,997	0.0

9,000		H2O Retailing Corp.	69,968	0.0

5,030		Hakuhodo DY
		Holdings, Inc.	268,621	0.1

6,300		Hakuyosha Co., Ltd.	15,761	0.0

2,700		Happinet Corp.	31,851	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING JAPAN TOPIX INDEX PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

				Percentage
				of Net
Shares			Value	Assets

COMMON STOCK: (continued)
		Consumer Discretionary: (continued)
4,300		Hard Off Corp. Co., Ltd.	$21,400	0.0

3,000		Haruyama Trading Co.,
		Ltd.	16,736	0.0

191,500	@	Haseko Corp.	138,605	0.0

3,500		Heiwa Corp.	54,141	0.0

4,900		Hiday Hidaka Corp.	75,612	0.0

1,300		Hikari Tsushin, Inc.	30,703	0.0

3,300		HIS Co., Ltd.	81,544	0.0

6,800		Hitachi Koki Co., Ltd.	62,131	0.0

277,600		Honda Motor Co., Ltd.	10,695,076	2.3

3,980		Honeys Co., Ltd.	43,737	0.0

116		Hoosiers Corp.	47,764	0.0

3,100		Horipro, Inc.	27,699	0.0

1,300		House of Rose Co.,
		Ltd.	19,637	0.0

3,600		Hurxley Corp.	24,557	0.0

2,800		Ichibanya Co., Ltd.	88,366	0.0

8,000		Ichikawa Co., Ltd.	16,316	0.0

12,000		Ichikoh Industries Ltd.	28,330	0.0

16		Ikyu Corp.	7,687	0.0

1,300		Imasen Electric
		Industrial	18,495	0.0

2,300		Intage, Inc.	48,825	0.0

65,900		Isetan Mitsukoshi
		Holdings Ltd.	645,607	0.2

191,000		Isuzu Motors Ltd.	904,182	0.2

7,600		Izumi Co., Ltd.	114,104	0.0

78,000		J Front Retailing Co.,
		Ltd.	344,579	0.1

52,000	@	Janome Sewing
		Machine Co., Ltd.	42,284	0.0

1,000		Japan Vilene Co., Ltd.	4,409	0.0

5,000		Japan Wool Textile Co.,
		Ltd.	39,260	0.0

4,700		Joban Kosan Co., Ltd.	4,678	0.0

7,000		Joshin Denki Co., Ltd.	75,868	0.0

5,070	@	JVC Kenwood
		Holdings, Inc.	25,264	0.0

3,100		Kadokawa Group
		Holdings, Inc.	96,913	0.0

7,200		Kanto Auto Works Ltd.	65,937	0.0

2,950		Kappa Create Co., Ltd.	61,336	0.0

8,000		Kasai Kogyo Co., Ltd.	52,760	0.0

5,000		Kawai Musical
		Instruments
		Manufacturing Co., Ltd.	10,036	0.0

12,000	@	Kawashima Selkon
		Textiles Co., Ltd.	10,749	0.0

19,000		Kayaba Industry Co.,
		Ltd.	144,141	0.1

7,800		Keihin Corp.	165,067	0.1

11,300		Keiyo Co., Ltd.	63,030	0.0

8,500		Kimoto Co., Ltd.	81,002	0.0

49,000	@	Kinki Nippon Tourist
		Co., Ltd.	55,611	0.0

3,000		Kinugawa Rubber
		Industrial Co., Ltd.	20,413	0.0

3,000		Kisoji Co., Ltd.	62,220	0.0

4,900		Kohnan Shoji Co., Ltd.	84,410	0.0

19,000		Koito Manufacturing
		Co., Ltd.	332,033	0.1

2,800		Kojima Co., Ltd.	$18,223	0.0

14,000		Komatsu Seiren Co.,
		Ltd.	61,141	0.0

3,600		Komeri Co., Ltd.	98,159	0.0

5,200		Kourakuen Corp.	72,321	0.0

7,160		K’S Holdings Corp.	309,584	0.1

1,500		Kura Corp.	19,512	0.0

10,000		Kurabo Industries Ltd.	20,067	0.0

900		Kuraudia Co., Ltd.	13,882	0.0

1,500		Kyoritsu Maintenance
		Co., Ltd.	21,971	0.0

204,500	@	LAND Co., Ltd.	43,184	0.0

2,300		LEC, Inc.	35,714	0.0

17,200	@	Look, Inc.	26,851	0.0

800		Marche Corp.	6,862	0.0

1,400		Mars Engineering Corp.	21,995	0.0

39,700		Marui Co., Ltd.	301,508	0.1

9,700	@	Matsuya Co., Ltd.	53,237	0.0

3,400		Matsuya Foods Co.,
		Ltd.	63,843	0.0

267,000		Mazda Motor Corp.	703,599	0.2

2,800		Megane TOP Co., Ltd.	33,564	0.0

5,100		Meiko Network Japan
		Co., Ltd.	44,863	0.0

3,000		Meiwa Estate Co., Ltd.	17,096	0.0

5,200	@	Misawa Homes Co.,
		Ltd.	32,311	0.0

6,000		Mitsuba Corp.	55,722	0.0

656,000		Mitsubishi Motors Corp.	800,331	0.2

1,000		Mitsui Home Co., Ltd.	4,997	0.0

8,000		Mizuno Corp.	37,956	0.0

4,200		MOS Food Services,
		Inc.	78,737	0.0

9,000		Mr Max Corp.	30,810	0.0

4,500		Musashi Seimitsu
		Industry Co., Ltd.	118,624	0.0

7,000	@	Naigai Co., Ltd.	3,139	0.0

4,400		Nakayamafuku Co.,
		Ltd.	32,830	0.0

34,500		Namco Bandai
		Holdings, Inc.	415,290	0.1

30,000		NGK Spark Plug Co.,
		Ltd.	414,525	0.1

27,000		NHK Spring Co., Ltd.	276,104	0.1

9,000		Nice Holdings, Inc.	18,072	0.0

3,100		Nidec-Tosok Corp.	36,218	0.0

5,100		Nifco, Inc.	134,928	0.0

1,500		Nihon Eslead Corp.	13,366	0.0

12,600		Nihon Tokushu Toryo
		Co., Ltd.	50,274	0.0

1,700		Nikkato Corp.	9,660	0.0

59,300		Nikon Corp.	1,402,348	0.3

113,000	@	Nippon Columbia Co.
		Ltd.	49,296	0.0

2,300		Nippon Felt Co., Ltd.	11,013	0.0

10,000	@	Nippon Piston Ring
		Co., Ltd.	23,661	0.0

2,910		Nippon Television
		Network Corp.	414,386	0.1

6,600		Nishimatsuya Chain
		Co., Ltd.	54,532	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING JAPAN TOPIX INDEX PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

				Percentage
				of Net
Shares			Value	Assets

COMMON STOCK: (continued)
		Consumer Discretionary: (continued)
424,600		Nissan Motor Co., Ltd.	$4,462,212	1.0

9,000		Nissan Shatai Co., Ltd.	69,493	0.0

36,000		Nissei Build Kogyo Co.,
		Ltd.	64,139	0.0

12,600		Nissen Holdings Co.,
		Ltd.	73,970	0.0

24,000		Nisshinbo Industries,
		Inc.	228,680	0.1

8,500		Nissin Kogyo Co., Ltd.	153,640	0.1

6,250		Nitori Co., Ltd.	593,186	0.1

15,000		Nitto Seimo Co., Ltd.	19,619	0.0

17,100		NOK Corp.	293,054	0.1

6,400		Noritsu Koki Co., Ltd.	34,540	0.0

5,000		Ohashi Technica, Inc.	38,978	0.0

23,000		Onward Kashiyama
		Co., Ltd.	193,967	0.1

9,700		Oriental Land Co., Ltd.	822,830	0.2

9,000		Pacific Industrial Co.,
		Ltd.	41,912	0.0

1,550		Pal Co., Ltd.	51,658	0.0

3,400		Paltac Corp.	61,467	0.0

5,000		PanaHome Corp.	32,494	0.0

383,300		Panasonic Corp.	4,687,477	1.0

3,700		Parco Co., Ltd.	30,477	0.0

5,100		Paris Miki Holdings,
		Inc.	49,228	0.0

136		PGM Holdings K K	71,120	0.0

3,100	@	PIA Corp.	31,481	0.0

3,000		Piolax, Inc.	72,037	0.0

51,000		Pioneer Corp.	228,876	0.1

2,140		Point, Inc.	93,194	0.0

15,000		Press Kogyo Co., Ltd.	76,079	0.0

1,500		Renaissance, Inc.	6,743	0.0

10,700	@	Renown, Inc.	20,046	0.0

7,000		Resort Solution Co.,
		Ltd.	12,028	0.0

3,700		Resorttrust, Inc.	46,533	0.0

7,200		Right On Co., Ltd.	37,379	0.0

5,000		Riken Corp.	21,479	0.0

3,800		Ringer Hut Co., Ltd.	51,753	0.0

5,500		Rinnai Corp.	397,180	0.1

917		Riso Kyoiku Co., Ltd.	47,097	0.0

1,600		Roland Corp.	15,828	0.0

3,600		Round One Corp.	30,784	0.0

6,300		Royal Holdings Co.,
		Ltd.	64,989	0.0

4,200		Ryohin Keikaku Co.,
		Ltd.	201,180	0.1

12,000	@	Sagami Chain Co., Ltd.	74,603	0.0

13,000	@	Sagami Co., Ltd.	15,841	0.0

3,500		Saizeriya Co., Ltd.	66,514	0.0

19,000		Sakai Ovex Co., Ltd.	31,985	0.0

1,700		San Holdings, Inc.	25,724	0.0

17,000		Sanden Corp.	88,113	0.0

4,700		Sangetsu Co., Ltd.	114,576	0.0

8,500		Sankyo Co., Ltd.	439,174	0.1

17,000		Sankyo Seiko Co., Ltd.	56,356	0.0

900		Sanoh Industrial Co.,
		Ltd.	7,686	0.0

7,100		Sanrio Co., Ltd.	276,914	0.1

696,000	@	Sansui Electric Co.,
		Ltd.	$17,291	0.0

23,000		Sanyo Shokai Ltd.	67,293	0.0

17,900		Scroll Corp.	60,195	0.0

34,100		Sega Sammy Holdings,
		Inc.	659,178	0.2

7,000		Seiko Holdings Corp.	24,365	0.0

3,700		Seiren Co., Ltd.	23,701	0.0

64,000		Sekisui Chemical Co.,
		Ltd.	546,821	0.1

105,000		Sekisui House Ltd.	977,664	0.2

5,600		Senshukai Co., Ltd.	34,110	0.0

151,000		Sharp Corp.	1,378,031	0.3

14,000		Shikibo Ltd.	15,536	0.0

5,500		Shimachu Co., Ltd.	134,275	0.0

3,400		Shimamura Co., Ltd.	324,116	0.1

12,900		Shimano, Inc.	709,685	0.2

3,600		Shimojima Co., Ltd.	46,823	0.0

6,300		Shingakukai Co., Ltd.	23,269	0.0

5,000		Shinyei Kaisha	8,534	0.0

7,000		Shiroki Corp.	24,054	0.0

2,300		Shobunsha
		Publications, Inc.	16,447	0.0

16,000		Shochiku Co., Ltd.	131,224	0.0

5,100		Showa Corp.	36,695	0.0

2,700		Shuei Yobiko Co., Ltd.	10,202	0.0

8,500		SK Japan Co., Ltd.	25,845	0.0

76		Sky Perfect Jsat Corp.	31,369	0.0

188,700		Sony Corp.	4,978,900	1.1

3,700		SRI Sports Ltd.	39,539	0.0

600		St. Marc Holdings Co.,
		Ltd.	22,467	0.0

23,300		Stanley Electric Co.,
		Ltd.	409,025	0.1

5,400		Studio Alice Co., Ltd.	75,377	0.0

20,000		Suminoe Textile Co.,
		Ltd.	38,937	0.0

16,800		Sumitomo Forestry Co.,
		Ltd.	154,011	0.1

18,600		Sumitomo Rubber
		Industries, Inc.	225,081	0.1

70,300		Suzuki Motor Corp.	1,584,670	0.4

26,000	@	SxL Corp.	21,432	0.0

5,000		T RAD Co., Ltd.	24,161	0.0

4,200		Tac Co., Ltd.	10,926	0.0

5,700		Tachi-S Co., Ltd.	105,703	0.0

39		Tact Home Co., Ltd.	36,338	0.0

5,700		Taiho Kogyo Co., Ltd.	56,371	0.0

4,400		Takamatsu
		Construction Group
		Co., Ltd.	62,538	0.0

37,000		Takashimaya Co., Ltd.	255,260	0.1

5,700		Takata Corp.	174,823	0.1

466		Take And Give Needs
		Co., Ltd.	34,261	0.0

1,000		Takihyo Co., Ltd.	5,223	0.0

2,400		Tamron Co., Ltd.	57,590	0.0

5,000	@	Tasaki Shinju Co., Ltd.	3,797	0.0

800		Taya Co., Ltd.	6,604	0.0

2,000		TBK Co., Ltd.	10,785	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING JAPAN TOPIX INDEX PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

				Percentage
				of Net
Shares			Value	Assets

COMMON STOCK: (continued)
		Consumer Discretionary: (continued)
1,700		Teikoku Piston Ring
		Co., Ltd.	$20,498	0.0

8,000		Teikoku Sen-I Co., Ltd.	49,755	0.0

23		T-Gaia Corp.	42,893	0.0

44,000		Toabo Corp.	33,972	0.0

7,000		Toei Co., Ltd.	32,157	0.0

21,100		Toho Co., Ltd.	350,357	0.1

42,000		Tokai Kanko Co., Ltd.	11,999	0.0

8,700		Tokai Rika Co., Ltd.	168,234	0.1

1,700		Tokai Rubber
		Industries, Inc.	22,724	0.0

10,000		Tokai Senko KK	11,231	0.0

690		Token Corp.	25,060	0.0

15,600		Tokyo Broadcasting
		System, Inc.	188,424	0.1

24,000		Tokyo Dome Corp.	47,324	0.0

4,000		Tokyo Individualized
		Educational Institute,
		Inc.	7,718	0.0

5,000		Tokyotokeiba Co., Ltd.	6,468	0.0

11,200		Tomy Co., Ltd.	95,239	0.0

10,000	@	Tonichi Carlife Group,
		Inc.	13,477	0.0

4,000		Topre Corp.	42,609	0.0

1,000		Totenko Co., Ltd.	1,639	0.0

1,300		Touei Housing Corp.	15,813	0.0

8,000		Tow Co., Ltd.	44,328	0.0

19,000		Toyo Tire & Rubber
		Co., Ltd.	48,138	0.0

107,000		Toyobo Co., Ltd.	157,681	0.1

10,200		Toyoda Gosei Co., Ltd.	231,636	0.1

2,300		Toyota Auto Body Co.,
		Ltd.	37,786	0.0

12,800		Toyota Boshoku Corp.	212,672	0.1

31,100		Toyota Industries Corp.	1,026,777	0.2

423,100		Toyota Motor Corp.	17,422,914	3.7

5,700		TS Tech Co., Ltd.	108,385	0.0

4,650	@	TSI Holdings Co. Ltd.	33,039	0.0

19,000	@	Tsukamoto Corp. Co.,
		Ltd.	20,830	0.0

63		TV Asahi Corp.	95,492	0.0

5,000		Tv Tokyo Holdings
		Corp.	60,211	0.0

2,100		Unipres Corp.	54,480	0.0

80,000	@	Unitika Ltd.	53,776	0.0

4,500		U-Shin Ltd.	37,523	0.0

3,980		USS Co., Ltd.	308,743	0.1

17,000		Wacoal Holdings Corp.	212,253	0.1

2,700		Watabe Wedding Corp.	22,641	0.0

3,100		WATAMI Co., Ltd.	65,386	0.0

1,300		Xebio Co., Ltd.	29,340	0.0

15,140		Yamada Denki Co., Ltd.	1,233,601	0.3

26,800		Yamaha Corp.	305,642	0.1

51,900		Yamaha Motor Co., Ltd.	953,282	0.2

29,000		Yamatane Corp.	43,759	0.0

7,900		Yamato International,
		Inc.	36,286	0.0

2,400		Yellow Hat Ltd.	25,353	0.0

700		Yokohama Reito Co.,
		Ltd.	4,718	0.0

38,000		Yokohama Rubber Co.,
		Ltd.	$219,235	0.1

17,000		Yomiuri Land Co., Ltd.	56,860	0.0

2,100		Yorozu Corp.	46,302	0.0

60		Yoshinoya D&C Co.,
		Ltd.	73,935	0.0

3,100		Zenrin Co., Ltd.	32,354	0.0

6,400		Zensho Co., Ltd.	81,136	0.0

			91,193,218	19.2

		Consumer Staples: 6.1%
112,500		Aeon Co., Ltd.	1,357,892	0.3

3,000	@	Aeon Hokkaido Corp.	12,611	0.0

1,900		Ain Pharmaciez, Inc.	78,176	0.0

98,000		Ajinomoto Co., Inc.	1,163,441	0.3

1,200		Arcs Co., Ltd.	18,854	0.0

3,000		Ariake Japan Co., Ltd.	61,035	0.0

70,700		Asahi Breweries Ltd.	1,424,147	0.3

4,700		Belc Co., Ltd.	57,314	0.0

1,600		Cawachi Ltd.	31,539	0.0

10,500		CFS Corp.	51,045	0.0

4,800		Chubu Shiryo Co., Ltd.	32,808	0.0

3,100		Circle K Sunkus Co.,
		Ltd.	48,375	0.0

5,800		Coca-Cola Central
		Japan Co., Ltd.	76,949	0.0

10,700		Coca-Cola West
		Holdings Co., Ltd.	205,024	0.1

1,820		Cocokara Fine
		Holdings, Inc.	46,168	0.0

1,700		Cosmos
		Pharmaceutical Corp.	71,809	0.0

3,100		Create SD Holdings	68,333	0.0

44		Dr Ci:Labo Co., Ltd.	224,816	0.1

2,300		Dydo Drinco, Inc.	85,364	0.0

2,200		Echo Trading Co., Ltd.	20,398	0.0

3,300		Eco’s Co., Ltd.	18,316	0.0

9,000		Ezaki Glico Co., Ltd.	98,766	0.0

10,800		FamilyMart Co., Ltd.	396,546	0.1

6,800		Fancl Corp.	92,605	0.0

7,600		Fuji Oil Co., Ltd.	117,025	0.0

3,000		Fujicco Co., Ltd.	36,489	0.0

5,000	@	Fujiya Co., Ltd.	8,781	0.0

5,400		Harashin Narus
		Holdings Co., Ltd.	82,576	0.0

24,000	@	Hayashikane Sangyo
		Co., Ltd.	23,939	0.0

2,100		Heiwado Co., Ltd.	26,063	0.0

4,200		Hokuto Corp.	92,174	0.0

9,200		House Foods Corp.	155,473	0.1

3,000		Inageya Co., Ltd.	32,076	0.0

8,500		Ito En Ltd.	150,520	0.0

2,600		Itochu-Shokuhin Co.,
		Ltd.	91,517	0.0

28,000		Itoham Foods, Inc.	113,850	0.0

12,000		Izumiya Co., Ltd.	48,398	0.0

760		Japan Tobacco, Inc.	2,933,655	0.6

24,000		J-Oil Mills, Inc.	70,493	0.0

11,500		Kagome Co., Ltd.	209,792	0.1

94,900		Kao Corp.	2,495,319	0.5

4,200		Kasumi Co., Ltd.	23,768	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING JAPAN TOPIX INDEX PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

				Percentage
				of Net
Shares			Value	Assets

COMMON STOCK: (continued)
		Consumer Staples: (continued)
2,600		Kato Sangyo Co., Ltd.	$48,117	0.0

21,200		Kewpie Corp.	269,729	0.1

3,500		KEY Coffee, Inc.	65,247	0.0

30,000		Kikkoman Corp.	316,166	0.1

153,000		Kirin Brewery Co., Ltd.	2,132,961	0.5

1,400		Kirindo Co., Ltd.	7,848	0.0

5,200		Kobayashi
		Pharmaceutical Co.,
		Ltd.	261,350	0.1

5,200		Kose Corp.	135,091	0.0

21,000		Kyodo Shiryo Co., Ltd.	24,067	0.0

10,800		Lawson, Inc.	566,579	0.1

2,000		Life Corp.	35,464	0.0

34,000		Lion Corp.	188,604	0.1

1,000		Mandom Corp.	27,489	0.0

10,000		Marudai Food Co., Ltd.	30,739	0.0

9,000		Maruetsu, Inc.	33,061	0.0

69,000		Maruha Nichiro
		Holdings, Inc.	110,910	0.0

5,500		Matsumotokiyoshi
		Holdings Co., Ltd.	117,416	0.0

6,400		Megmilk Snow Brand
		Co., Ltd.	118,272	0.0

11,500		MEIJI Holdings Co.,
		Ltd.	484,862	0.1

1,200		Meito Sangyo Co., Ltd.	15,656	0.0

4,000		Mikuni Coca-Cola
		Bottling Co., Ltd.	34,976	0.0

1,160		Milbon Co., Ltd.	34,482	0.0

1,000		Ministop Co., Ltd.	18,047	0.0

23,000		Mitsui Sugar Co., Ltd.	92,518	0.0

21,000		Miyoshi Oil & Fat Co.,
		Ltd.	29,557	0.0

19,000		Morinaga & Co., Ltd.	43,748	0.0

36,000		Morinaga Milk Industry
		Co., Ltd.	153,789	0.1

17,000		Morozoff Ltd.	57,471	0.0

1,000		Nagatanien Co., Ltd.	10,540	0.0

2,000		Nakamuraya Co., Ltd.	9,505	0.0

5,400		Natori Co., Ltd.	54,132	0.0

42,000		Nichirei Corp.	179,426	0.1

1,070		Nihon Chouzai Co., Ltd.	37,612	0.0

16,000		Nippon Beet Sugar
		Manufacturing Co., Ltd.	35,842	0.0

15,000		Nippon Flour Mills Co.,
		Ltd.	69,625	0.0

8,000		Nippon Formula Feed
		Manufacturing Co., Ltd.	9,966	0.0

28,000		Nippon Meat Packers,
		Inc.	401,658	0.1

47,700		Nippon Suisan Kaisha
		Ltd.	156,820	0.1

7,000		Nisshin Oillio Group
		Ltd.	33,556	0.0

36,000		Nisshin Seifun Group,
		Inc.	449,955	0.1

13,500		Nissin Food Products
		Co., Ltd.	491,782	0.1

26,000		Oenon Holdings, Inc.	58,540	0.0

1,500		OIE Sangyo Co., Ltd.	14,936	0.0

7,000		Okuwa Co., Ltd.	70,186	0.0

2,900		Olympic Corp.	$19,719	0.0

3,300		Pigeon Corp.	108,468	0.0

5,100		Poplar Co., Ltd.	27,185	0.0

17,000		Prima Meat Packers
		Ltd.	20,741	0.0

3,000		Rock Field Co., Ltd.	47,233	0.0

4,500		Ryoshoku Ltd.	104,505	0.0

7,500		S Foods, Inc.	63,814	0.0

2,700		Sakata Seed Corp.	39,378	0.0

1,000		San-A Co., Ltd.	38,577	0.0

57,000		Sapporo Holdings Ltd.	234,310	0.1

135,000		Seven & I Holdings Co.,
		Ltd.	3,630,687	0.8

60,100		Shiseido Co., Ltd.	1,121,833	0.3

6,000		Showa Sangyo Co.,
		Ltd.	16,800	0.0

600		Sogo Medical Co., Ltd.	19,672	0.0

10,000		Starzen Co., Ltd.	29,135	0.0

4,700		Sugi Pharmacy Co.,
		Ltd.	122,663	0.0

4,500		Sundrug Co., Ltd.	142,813	0.0

31,000		Takara Holdings, Inc.	158,555	0.1

9,000		Tobu Store Co., Ltd.	27,253	0.0

9,000		Toho Co., Ltd./Hyogo	34,464	0.0

8,000		Tohto Suisan Co., Ltd.	12,872	0.0

7,600		Torigoe Co., Ltd.	66,129	0.0

5,000		Toyo Sugar Refining
		Co., Ltd.	6,107	0.0

16,000		Toyo Suisan Kaisha
		Ltd.	378,522	0.1

1,600		Tsuruha Holdings, Inc.	76,540	0.0

19,200		Uni-Charm Corp.	838,844	0.2

3,400		Unihair Co. Ltd.	34,573	0.0

1,400		Universe Co., Ltd.	26,076	0.0

20,100		UNY Co., Ltd.	186,780	0.1

3,600		Valor Co., Ltd.	50,482	0.0

4,400		Warabeya Nichiyo Co.,
		Ltd.	50,294	0.0

5,500		Yaizu Suisankagaku
		Industry Co., Ltd.	50,540	0.0

20,300		Yakult Honsha Co., Ltd.	587,221	0.1

400		Yamaya Corp.	4,486	0.0

26,000		Yamazaki Baking Co.,
		Ltd.	348,116	0.1

4,000		Yamazawa Co., Ltd.	59,285	0.0

1,400		Yaoko Co., Ltd.	43,956	0.0

5,000		Yomeishu Seizo Co.,
		Ltd.	46,151	0.0

3,500		Yonekyu Corp.	26,599	0.0

			28,893,914	6.1

		Energy: 1.7%
11,300		AOC Holdings, Inc.	81,027	0.0

70,000		Cosmo Oil Co., Ltd.	199,286	0.1

40,000	@	Fuji Kosan Co., Ltd.	37,450	0.0

3,300		Idemitsu Kosan Co.,
		Ltd.	352,186	0.1

384		Inpex Holdings, Inc.	2,838,983	0.6

4,500		Itochu Enex Co., Ltd.	25,224	0.0

500		Japan Drilling Co., Ltd.	17,155	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING JAPAN TOPIX INDEX PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

				Percentage
				of Net
Shares			Value	Assets

COMMON STOCK: (continued)
		Energy: (continued)
3,000		Japan Oil
		Transportation Co., Ltd.	$7,653	0.0

5,900		Japan Petroleum
		Exploration Co.	276,988	0.1

390,710		JX Holdings, Inc.	2,627,933	0.6

12,000		Kyoei Tanker Co., Ltd.	23,504	0.0

8,400		Mitsuuroko Co., Ltd.	49,519	0.0

5,600		Modec, Inc.	95,873	0.0

6,900		Nippon Gas Co., Ltd.	94,628	0.0

6,500		Sala Corp.	31,758	0.0

7,000		San-Ai Oil Co., Ltd.	40,119	0.0

4,000		Shinko Plantech Co.,
		Ltd.	43,236	0.0

30,700		Showa Shell Sekiyu KK	285,122	0.1

13,000		Sinanen Co., Ltd.	56,614	0.0

51,000		TonenGeneral Sekiyu
		KK	627,322	0.1

20,000		Toyo Kanetsu K K	49,462	0.0

			7,861,042	1.7

		Financials: 16.5%
52,000		77 Bank Ltd.	226,883	0.1

6,670		Acom Co., Ltd.	110,407	0.0

11,400		Aeon Credit Service
		Co., Ltd.	156,144	0.1

15,600		Aeon Mall Co., Ltd.	377,907	0.1

900		Aichi Bank Ltd.	49,638	0.0

11,250	@	Aiful Corp.	16,191	0.0

11,400		Airport Facilities Co.,
		Ltd.	43,885	0.0

23,000		Akita Bank Ltd.	66,795	0.0

38,000		Aomori Bank Ltd.	123,050	0.0

129,000		Aozora Bank Ltd.	299,027	0.1

31,000		Awa Bank Ltd.	193,053	0.1

1,600		Bank of Iwate Ltd.	61,572	0.0

62,000		Bank of Kyoto Ltd.	570,856	0.1

21,000		Bank of Nagoya Ltd.	64,174	0.0

1,900		Bank of Okinawa Ltd.	81,620	0.0

20,000		Bank of Saga Ltd.	50,083	0.0

213,000		Bank of Yokohama Ltd.	1,064,797	0.2

5,600		Century Leasing
		System, Inc.	100,973	0.0

122,000		Chiba Bank Ltd.	763,510	0.2

8,600	@	Chiba Kogyo Bank Ltd.	47,820	0.0

26,000		Chugoku Bank Ltd.	321,664	0.1

19,000		Chukyo Bank Ltd.	43,545	0.0

575,440		Chuo Mitsui Trust
		Holdings, Inc.	2,002,953	0.4

26,800		Credit Saison Co., Ltd.	451,140	0.1

6,400		Daibiru Corp.	49,061	0.0

1,769		Dai-ichi Life Insurance
		Co., Ltd.	2,480,737	0.5

7,600		Daiko Clearing
		Services Corp.	26,896	0.0

44,000	@	Daikyo, Inc.	74,887	0.0

20,000		Daisan Bank Ltd.	46,862	0.0

34,000		Daishi Bank Ltd.	102,517	0.0

33,000		Daito Bank Ltd.	19,744	0.0

14,900		Daito Trust
		Construction Co., Ltd.	1,265,008	0.3

98,000		Daiwa House Industry
		Co., Ltd.	$1,236,631	0.3

330,000		Daiwa Securities
		Group, Inc.	1,453,945	0.3

20,000		Ehime Bank Ltd.	59,307	0.0

23,000		Eighteenth Bank Ltd.	63,118	0.0

30,000		FIDEA Holdings Co.,
		Ltd.	74,653	0.0

80	@	Fidec Corp.	9,893	0.0

21,000		Fukui Bank Ltd.	60,940	0.0

135,000		Fukuoka Financial
		Group, Inc.	564,243	0.1

9,000		Fukushima Bank Ltd.	4,375	0.0

2,100		Fuyo General Lease
		Co., Ltd.	71,189	0.0

4,450		Goldcrest Co., Ltd.	92,555	0.0

64,000		Gunma Bank Ltd.	338,266	0.1

61,000		Hachijuni Bank Ltd.	342,754	0.1

35,500		Heiwa Real Estate Co.,
		Ltd.	77,002	0.0

21,000		Higashi-Nippon Bank
		Ltd.	42,650	0.0

21,000		Higo Bank Ltd.	121,718	0.0

77,000		Hiroshima Bank Ltd.	336,030	0.1

7,000		Hitachi Capital Corp.	94,943	0.0

36,000		Hokkoku Bank Ltd.	126,506	0.0

58,000		Hokkoku Bank Ltd.	119,940	0.0

201,000		Hokugin Financial
		Group, Inc.	398,159	0.1

13,300		Hulic Co., Ltd.	122,919	0.0

34,000		Hyakugo Bank Ltd.	137,735	0.0

26,000		Hyakujushi Bank Ltd.	93,041	0.0

4,500		IBJ Leasing Co., Ltd.	109,879	0.0

7,200		Ichiyoshi Securities
		Co., Ltd.	44,456	0.0

2,300		Iida Home Max	20,120	0.0

6,900		Iwai Securities Co., Ltd.	30,977	0.0

33,000		Iyo Bank Ltd.	303,799	0.1

17,000		Jaccs Co., Ltd.	49,468	0.0

5,000		Jafco Co., Ltd.	125,394	0.0

19,000		Japan Asia Investment
		Co., Ltd.	21,134	0.0

11,100		Japan Securities
		Finance Co., Ltd.	67,930	0.0

128,000		Joyo Bank Ltd.	537,754	0.1

41,000		Juroku Bank Ltd.	127,788	0.0

16,200		kabu.com Securities
		Co., Ltd.	49,934	0.0

24,000		Kagoshima Bank Ltd.	156,415	0.1

47,000		Kansai Urban Banking
		Corp.	82,638	0.0

10,800		Keihanshin Real Estate
		Co., Ltd.	49,353	0.0

23,000		Keiyo Bank Ltd.	115,734	0.0

315		Kenedix, Inc.	55,213	0.0

2,700		Kita-Nippon Bank Ltd.	60,446	0.0

111,000		Kiyo Holdings, Inc.	150,760	0.1

5,000		Kosei Securities Co.,
		Ltd.	4,548	0.0

6,400		Kyokuto Securities Co.,
		Ltd.	45,627	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING JAPAN TOPIX INDEX PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

				Percentage
				of Net
Shares			Value	Assets

COMMON STOCK: (continued)
		Financials: (continued)
47		Land Business Co., Ltd.	$9,080	0.0

22,600	@	Leopalace21 Corp.	32,126	0.0

12,200		Marusan Securities
		Co., Ltd.	49,865	0.0

16,400		Matsui Securities Co.,
		Ltd.	79,120	0.0

28,000		Michinoku Bank Ltd.	54,044	0.0

9,000		Mie Bank Ltd.	21,866	0.0

9,000		Minato Bank Ltd.	15,690	0.0

8,000		Mito Securities Co., Ltd.	11,482	0.0

232,000		Mitsubishi Estate Co.,
		Ltd.	4,071,590	0.9

2,515,900		Mitsubishi UFJ
		Financial Group, Inc.	12,260,827	2.6

7,800		Mitsubishi UFJ Lease &
		Finance Co., Ltd.	301,868	0.1

156,000		Mitsui Fudosan Co.,
		Ltd.	2,686,772	0.6

27,000		Miyazaki Bank Ltd.	61,907	0.0

4,056,500		Mizuho Financial
		Group, Inc.	6,667,380	1.4

55,000		Mizuho Investors
		Securities Co., Ltd.	50,131	0.0

95,000		Mizuho Securities Co.,
		Ltd.	228,958	0.1

257,000		Mizuho Trust & Banking
		Co., Ltd.	227,702	0.1

229		Monex Beans Holdings,
		Inc.	45,687	0.0

99,111		Mitsui Sumitomo
		Insurance Group
		Holdings, Inc.	2,319,877	0.5

3,000		Musashino Bank Ltd.	101,960	0.0

22,000		Nagano Bank Ltd.	51,046	0.0

28,000		Nanto Bank Ltd.	142,427	0.0

53,700	@	NIS Group Co., Ltd.	4,669	0.0

101,000		Nishi-Nippon City Bank
		Ltd.	298,333	0.1

3,400		Nisshin Fudosan Co.	21,822	0.0

277,600		NKSJ Holdings, Inc.	1,832,211	0.4

698,600		Nomura Holdings, Inc.	3,447,376	0.7

15,500		Nomura Real Estate
		Holdings, Inc.	258,434	0.1

258		NTT Urban
		Development Corp.	221,316	0.1

26,000		Ogaki Kyoritsu Bank
		Ltd.	80,370	0.0

16,000		Oita Bank Ltd.	47,677	0.0

19,000		Okasan Securities
		Group, Inc.	71,159	0.0

17,540		ORIX Corp.	1,706,148	0.4

13,200		Osaka Securities
		Finance Co., Ltd.	24,652	0.0

5,000		Pocket Card Co., Ltd.	15,515	0.0

16,550	@	Promise Co., Ltd.	140,913	0.0

203,400		Resona Holdings, Inc.	956,962	0.2

800		Ricoh Leasing Co., Ltd.	17,879	0.0

16,000		San-In Godo Bank Ltd.	114,790	0.0

3,100		Sankei Building Co.,
		Ltd.	17,090	0.0

38,100		Sapporo Hokuyo
		Holdings, Inc.	159,718	0.1

4,154		Softbank Investment
		Corp.	$386,033	0.1

101,550		Senshu Ikeda Holdings,
		Inc.	148,077	0.0

35,000		Shiga Bank Ltd.	199,256	0.1

20,000		Shikoku Bank Ltd.	63,632	0.0

2,100		Shimizu Bank Ltd.	74,807	0.0

186,000		Shinsei Bank Ltd.	186,047	0.1

100,000		Shizuoka Bank Ltd.	919,488	0.2

6,200		Shoei Co.,
		Ltd./Chiyoda-ku	55,940	0.0

31,900		Sony Financial
		Holdings, Inc.	576,739	0.1

253,352		Sumitomo Mitsui
		Financial Group, Inc.	7,812,030	1.7

2,090		Sumitomo Real Estate
		Sales	97,040	0.0

79,000		Sumitomo Realty &
		Development Co., Ltd.	1,765,622	0.4

205	@	Sun Frontier Fudousan
		Co., Ltd.	18,528	0.0

864		Suncity Co., Ltd.	20,475	0.0

37,000		Suruga Bank Ltd.	322,582	0.1

60,600		T&D Holdings, Inc.	1,442,411	0.3

5,500		Takara Leben Co., Ltd.	34,746	0.0

19,100		TOC Co., Ltd.	86,030	0.0

16,000		Tochigi Bank Ltd.	61,187	0.0

26,000		Toho Bank Ltd.	57,695	0.0

41,000		Tohoku Bank Ltd.	60,775	0.0

43,000		Tokai Tokyo Financial
		Holdings	130,438	0.0

126,000		Tokio Marine Holdings,
		Inc.	3,527,293	0.8

7,000		Tokyo Rakutenchi Co.,
		Ltd.	24,387	0.0

62,000		Tokyo Tatemono Co.,
		Ltd.	226,216	0.1

8,400		Tokyo Tatemono Real
		Estate Sales Co., Ltd.	25,954	0.0

29,000		Tokyo Theatres Co.,
		Inc.	37,187	0.0

5,700		Tokyo Tomin Bank Ltd.	71,200	0.0

72,000		Tokyu Land Corp.	305,898	0.1

4,300		Tokyu Livable, Inc.	39,106	0.0

19,000		Tomato Bank Ltd.	35,983	0.0

29,100		TOMONY Holdings,
		Inc.	111,786	0.0

29,000		Tottori Bank Ltd.	54,226	0.0

49,000		Towa Bank Ltd.	59,216	0.0

10,000		Toyo Securities Co.,
		Ltd.	16,501	0.0

9,900		Tsukuba Bank Ltd.	30,635	0.0

2,800		Yachiyo Bank Ltd.	79,527	0.0

17,000		Yamagata Bank Ltd.	81,134	0.0

23,000		Yamaguchi Financial
		Group, Inc.	214,573	0.1

14,000		Yamanashi Chuo Bank
		Ltd.	59,335	0.0

			78,053,452	16.5

		Health Care: 5.9%
9,100		Alfresa Holdings Corp.	353,656	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING JAPAN TOPIX INDEX PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

				Percentage
				of Net
Shares			Value	Assets

COMMON STOCK: (continued)
		Health Care: (continued)
1,000		As One Corp.	$20,891	0.0

8,000		ASKA Pharmaceutical
		Co., Ltd.	58,031	0.0

77,500		Astellas Pharma, Inc.	3,007,085	0.6

2,900		BML, Inc.	73,373	0.0

34,700		Chugai Pharmaceutical
		Co., Ltd.	568,999	0.1

1,600		CMIC Co., Ltd.	28,077	0.0

1,200		Create Medic Co., Ltd.	11,997	0.0

118,400		Daiichi Sankyo Co.,
		Ltd.	2,313,662	0.5

23,500		Dainippon Sumitomo
		Pharma Co., Ltd.	223,322	0.1

2,100		Eiken Chemical Co.,
		Ltd.	28,268	0.0

43,300		Eisai Co., Ltd.	1,689,382	0.4

13		EPS Co., Ltd.	30,708	0.0

3,700		Falco Biosystems Ltd.	34,414	0.0

1,000		Fuso Pharmaceutical
		Industries Ltd.	2,690	0.0

10,700		Hisamitsu
		Pharmaceutical Co.,
		Inc.	455,826	0.1

5,000		Hitachi Medical Corp.	55,999	0.0

1,400		Hogy Medical Co., Ltd.	63,138	0.0

273	@	I’rom Holdings Co., Ltd.	13,960	0.0

4,500		Japan Medical Dynamic
		Marketing, Inc.	11,212	0.0

15,000		Jeol Ltd.	49,912	0.0

8,000		Kaken Pharmaceutical
		Co., Ltd.	112,122	0.0

6,400		Kissei Pharmaceutical
		Co., Ltd.	124,618	0.0

8,000		Kyorin Co., Ltd.	159,168	0.0

44,000		Kyowa Hakko Kogyo
		Co., Ltd.	419,712	0.1

18		M3, Inc.	131,042	0.0

31,400		Mediceo Paltac
		Holdings Co., Ltd.	278,307	0.1

8,700		Miraca Holdings, Inc.	352,495	0.1

28,600		Mitsubishi Tanabe
		Pharma Corp.	478,667	0.1

10,000		Mochida
		Pharmaceutical Co.,
		Ltd.	107,252	0.0

3,000		Nagaileben Co., Ltd.	87,691	0.0

5,700		Nichii Gakkan Co.	50,644	0.0

7,500		Nihon Kohden Corp.	186,742	0.1

8,000		Nikkiso Co., Ltd.	72,104	0.0

17,000		Nippon Chemiphar Co.,
		Ltd.	69,215	0.0

3,000		Nippon Shinyaku Co.,
		Ltd.	38,229	0.0

4,700		Nipro Corp.	85,265	0.0

4,900		Nissui Pharmaceutical
		Co., Ltd.	42,792	0.0

40,800		Olympus Corp.	1,376,676	0.3

17,100		Ono Pharmaceutical
		Co., Ltd.	914,823	0.2

81,700		Otsuka Holdings Co.
		Ltd.	2,161,834	0.5

1,300		Paramount Bed Co.,
		Ltd.	$36,131	0.0

19,000		Rohto Pharmaceutical
		Co., Ltd.	216,227	0.1

11,200		Santen Pharmaceutical
		Co., Ltd.	454,047	0.1

2,100		Sawai Pharmaceutical
		Co., Ltd.	221,260	0.1

7,600		Seikagaku Corp.	86,596	0.0

7,800		Shin Nippon Biomedical
		Laboratories Ltd.	26,726	0.0

51,800		Shionogi & Co., Ltd.	848,253	0.2

8,000		Ship Healthcare
		Holdings, Inc.	147,776	0.0

14,200		Suzuken Co., Ltd.	327,585	0.1

12,300		Sysmex Corp.	462,626	0.1

3,300		Taiko Pharmaceutical
		Co., Ltd.	33,445	0.0

28,000		Taisho Pharmaceutical
		Co., Ltd.	630,820	0.1

131,800		Takeda Pharmaceutical
		Co., Ltd.	6,091,390	1.3

26,500		Terumo Corp.	1,434,567	0.3

7,100		Toho Pharmaceutical
		Co., Ltd.	70,790	0.0

4,000		Torii Pharmaceutical
		Co., Ltd.	75,502	0.0

1,700		Towa Pharmaceutical
		Co., Ltd.	102,547	0.0

10,000		Tsumura & Co.	319,688	0.1

9,700		Vital KSK Holdings, Inc.	80,794	0.0

7,000		Wakamoto
		Pharmaceutical Co.,
		Ltd.	21,406	0.0

3,000		ZERIA Pharmaceutical
		Co., Ltd.	38,052	0.0

			28,070,228	5.9

		Industrials: 21.7%
5,000	@	A&A Material Corp.	6,058	0.0

2,700		Advan Co., Ltd.	24,022	0.0

12,000	@	Advanex, Inc.	11,676	0.0

3,400		Aeon Delight Co., Ltd.	68,555	0.0

7,900		Aica Kogyo Co., Ltd.	108,213	0.0

4,400		Aichi Corp.	22,058	0.0

1,900		Aida Engineering Ltd.	8,964	0.0

2,000		Airtech Japan Ltd.	9,775	0.0

445,000		All Nippon Airways Co.,
		Ltd.	1,451,598	0.3

51,000		Amada Co., Ltd.	392,146	0.1

12,200		Amano Corp.	112,272	0.0

6,000		Anest Iwata Corp.	31,038	0.0

11,100	@	Arrk Corp.	11,644	0.0

3,000		Asahi Diamond
		Industrial Co., Ltd.	65,588	0.0

173,000		Asahi Glass Co., Ltd.	2,024,495	0.4

5,000		Asahi Holdings, Inc.	102,074	0.0

5,600		Asahi Kogyosha Co.,
		Ltd.	25,676	0.0

12,000		Asanuma Corp.	13,031	0.0

2,500		Asunaro Aoki
		Construction Co., Ltd.	12,463	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING JAPAN TOPIX INDEX PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

				Percentage
				of Net
Shares			Value	Assets

COMMON STOCK: (continued)
		Industrials: (continued)
3,000		Bando Chemical
		Industries Ltd.	$12,195	0.0

7,000		Bunka Shutter Co., Ltd.	19,342	0.0

30,000		Central Glass Co., Ltd.	144,049	0.1

294		Central Japan Railway
		Co.	2,311,220	0.5

1,400		Central Security Patrols
		Co., Ltd.	14,187	0.0

28,000		Chiyoda Corp.	322,756	0.1

1,900		Chiyoda Integre Co.,
		Ltd.	24,698	0.0

5,900		Chudenko Corp.	69,411	0.0

9,000		Chugai Ro Co., Ltd.	31,421	0.0

7,000		CKD Corp.	62,441	0.0

16,100		COMSYS Holdings
		Corp.	161,452	0.1

5,800		Cosel Co., Ltd.	100,680	0.0

5,900		CTI Engineering Co.,
		Ltd.	38,682	0.0

102,000		Dai Nippon Printing
		Co., Ltd.	1,149,581	0.3

10,000		Dai-Dan Co., Ltd.	59,864	0.0

6,000		Daido Kogyo Co., Ltd.	12,122	0.0

12,000		Daifuku Co., Ltd.	77,535	0.0

16,000		Daihen Corp.	59,266	0.0

21,000		Daiho Corp.	28,311	0.0

27,000		Daiichi Chuo KK	49,944	0.0

12,000		Daiichi Jitsugyo Co.,
		Ltd.	66,372	0.0

36,900		Daikin Industries Ltd.	1,307,971	0.3

500		Daiohs Corp.	3,165	0.0

1,400		Daiseki Co., Ltd.	28,344	0.0

5,000	@	Daisue Construction
		Co., Ltd.	4,058	0.0

9,000	@	Danto Holdings Corp.	11,206	0.0

1,600		Denyo Co., Ltd.	21,515	0.0

3,000	@	Dijet Industrial Co., Ltd.	5,649	0.0

17		Dream Incubator, Inc.	15,304	0.0

10,800		Duskin Co., Ltd.	210,005	0.1

58,000		East Japan Railway Co.	3,321,708	0.7

58,000		Ebara Corp.	342,103	0.1

400		Ebara Jitsugyo Co.,
		Ltd.	6,289	0.0

33,000	@	Enshu Ltd.	46,194	0.0

35,000		Fanuc Ltd.	5,852,807	1.3

28,500	@	Fudo Tetra Corp.	59,679	0.0

73,000		Fuji Electric Holdings
		Co., Ltd.	228,051	0.1

56,000		Fujikura Ltd.	256,611	0.1

21,000		Fujitec Co., Ltd.	121,238	0.0

1,700		Fukushima Industries
		Corp.	20,203	0.0

17,000		Fukuyama Transporting
		Co., Ltd.	90,533	0.0

105	@	FULLCAST Holdings
		Co., Ltd.	26,030	0.0

10,200		Funai Consulting Co.,
		Ltd.	66,052	0.0

16,000		Furukawa Co., Ltd.	16,359	0.0

106,000		Furukawa Electric Co.,
		Ltd.	442,560	0.1

5,100		Futaba Corp.	$93,914	0.0

2,600		Gakujo Co., Ltd.	9,000	0.0

8,600		Glory Ltd.	193,711	0.1

62,000		GS Yuasa Corp.	413,785	0.1

400		Hamakyorex Co., Ltd.	13,083	0.0

219,000		Hankyu Hanshin
		Holdings, Inc.	866,903	0.2

24,000		Hanwa Co., Ltd.	106,188	0.0

39,600	@	Hazama Corp.	52,781	0.0

2,100		Helios Techno Holdings
		Co., Ltd.	5,586	0.0

2,900		Hibiya Engineering Ltd.	29,329	0.0

40,000		Hino Motors Ltd.	233,584	0.1

2,600		Hirakawa Hewtech
		Corp.	25,126	0.0

5,000		Hisaka Works Ltd.	67,551	0.0

20,000		Hitachi Cable Ltd.	49,423	0.0

17,000		Hitachi Construction
		Machinery Co., Ltd.	381,100	0.1

800		Hitachi Tool
		Engineering Ltd.	8,710	0.0

7,200		Hitachi Transport
		System Ltd.	123,355	0.0

118,000		Hitachi Zosen Corp.	183,863	0.1

5,600		Hoshizaki Electric Co.,
		Ltd.	124,306	0.0

8,000		Hosokawa Micron
		Corp.	38,930	0.0

24,000	@	Howa Machinery Ltd.	23,680	0.0

9,000		Ichinen Holdings Co.,
		Ltd.	45,018	0.0

1,000		Idec Corp.	11,694	0.0

234,000		Ishikawajima - Harima
		Heavy Industries Co.,
		Ltd.	604,645	0.2

5,100		Iino Kaiun Kaisha Ltd.	25,149	0.0

2,800		Inaba Denki Sangyo
		Co., Ltd.	74,691	0.0

7,300		Inaba Seisakusho Co.,
		Ltd.	86,404	0.0

4,900		Inabata & Co., Ltd.	30,528	0.0

7,300		Inui Steamship Co.,
		Ltd.	36,208	0.0

22,000		Iseki & Co., Ltd.	56,253	0.0

3,000		Ishii Iron Works Co.,
		Ltd.	6,695	0.0

7,000	@	Ishikawa Seisakusho
		Ltd.	5,940	0.0

231,700		Itochu Corp.	2,409,878	0.5

1,200		Itoki Corp.	2,571	0.0

13,000	@	Iwasaki Electric Co.,
		Ltd.	41,311	0.0

20,000		Iwatani International
		Corp.	71,117	0.0

700		Jalux, Inc.	6,359	0.0

10,200		Japan Airport Terminal
		Co., Ltd.	118,795	0.0

23,000		Japan Pulp & Paper
		Co., Ltd.	78,790	0.0

56,000		Japan Steel Works Ltd.	383,872	0.1

12,000		Japan Transcity Corp.	37,347	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING JAPAN TOPIX INDEX PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

				Percentage
				of Net
Shares			Value	Assets

COMMON STOCK: (continued)
		Industrials: (continued)
19,000		JFE Shoji Holdings, Inc.	$92,982	0.0

38,000		JGC Corp.	1,041,090	0.2

7,100		JK Holdings Co., Ltd.	33,653	0.0

41,150		JS Group Corp.	1,061,381	0.2

36,900		JTEKT Corp.	543,714	0.1

9,000		Juki Corp.	25,906	0.0

178,000		Kajima Corp.	510,664	0.1

34,000		Kamigumi Co., Ltd.	317,757	0.1

3,000		Kanaden Corp.	18,901	0.0

9,000		Kanagawa Chuo Kotsu
		Co., Ltd.	44,869	0.0

5,000		Kandenko Co., Ltd.	24,389	0.0

23,000	@	Kanematsu Corp.	22,669	0.0

11,800	@	Kanematsu-NNK Corp.	23,583	0.0

2,600		Katakura Industries
		Co., Ltd.	27,520	0.0

19,000		Kato Works Co., Ltd.	55,731	0.0

2,400		Kawada Technologies,
		Inc.	37,069	0.0

255,000		Kawasaki Heavy
		Industries Ltd.	1,015,990	0.2

107,000		Kawasaki Kisen Kaisha
		Ltd.	374,088	0.1

79,000		Keihan Electric Railway
		Co., Ltd.	337,224	0.1

88,000		Keihin Electric Express
		Railway Co., Ltd.	634,566	0.2

90,000		Keio Corp.	496,403	0.1

51,000		Keisei Electric Railway
		Co., Ltd.	301,823	0.1

7,200		Kimura Chemical
		Plants Co., Ltd.	36,149	0.0

700		Kimura Unity Co., Ltd.	5,948	0.0

28,000		Kinden Corp.	239,561	0.1

4,700		King Jim Co., Ltd.	36,573	0.0

12,000		Kinki Sharyo Co., Ltd.	47,721	0.0

309,000		Kintetsu Corp.	992,332	0.2

3,300		Kintetsu World
		Express, Inc.	108,372	0.0

10,000		Kitagawa Iron Works
		Co., Ltd.	18,611	0.0

12,000		Kitano Construction
		Corp.	28,856	0.0

6,000		Kitazawa Sangyo Co.,
		Ltd.	12,670	0.0

7,300		Kitz Corp.	42,635	0.0

13,300		Kokuyo Co., Ltd.	99,212	0.0

14,950		Komai Tekko, Inc.	41,609	0.0

167,800		Komatsu Ltd.	5,239,243	1.1

3,700		Komatsu Wall Industry
		Co., Ltd.	35,024	0.0

1,300		Komori Corp.	11,615	0.0

3,400	@	Kosaido Co., Ltd.	9,838	0.0

3,100		KRS Corp.	33,079	0.0

142,000		Kubota Corp.	1,259,763	0.3

23,000	@	Kumagai Gumi Co.,
		Ltd.	23,526	0.0

18,200		Kurita Water Industries
		Ltd.	542,960	0.1

1,700		Kuroda Electric Co.,
		Ltd.	19,550	0.0

5,000		Kyodo Printing Co., Ltd.	$12,035	0.0

5,000		Kyoei Sangyo Co.,
		Ltd./Tokyo	9,472	0.0

1,300		Kyokuto Kaihatsu
		Kogyo Co., Ltd.	7,008	0.0

12,700		Kyowa Exeo Corp.	128,855	0.0

10,000		Kyudenko Corp.	65,856	0.0

4,800		Mabuchi Motor Co.,
		Ltd.	242,246	0.1

14,000		Maeda Corp.	44,055	0.0

8,000		Maeda Road
		Construction Co., Ltd.	77,850	0.0

5,000	@	Maezawa Industries,
		Inc.	16,259	0.0

2,600		Maezawa Kasei
		Industries Co., Ltd.	24,826	0.0

2,400		Maezawa Kyuso
		Industries Co., Ltd.	35,033	0.0

14,000		Makino Milling Machine
		Co.	130,285	0.1

21,300		Makita Corp.	992,558	0.2

295,000		Marubeni Corp.	1,960,513	0.4

3,400		Maruwn Corp.	8,369	0.0

10,000		Maruyama
		Manufacturing Co., Inc.	21,956	0.0

20,000		Maruzen Showa Unyu
		Co., Ltd.	65,057	0.0

1,600		Matsuda Sangyo Co.,
		Ltd.	24,235	0.0

5,000		Matsui Construction
		Co., Ltd.	18,752	0.0

3,000		Max Co., Ltd.	37,034	0.0

37,000		Meidensha Corp.	159,557	0.1

2,100		Meitec Corp.	45,913	0.0

4,400		Meito Transportation
		Co., Ltd.	32,492	0.0

9,400		Meiwa Corp.	30,651	0.0

54,000		Minebea Co., Ltd.	288,112	0.1

15,310		Mirait Holdings Corp.	121,223	0.0

9,900		MISUMI Group, Inc.	256,610	0.1

265,600		Mitsubishi Corp.	6,634,120	1.4

339,000		Mitsubishi Electric
		Corp.	3,937,861	0.9

564,000		Mitsubishi Heavy
		Industries Ltd.	2,652,055	0.6

19,000		Mitsubishi Kakoki
		Kaisha Ltd.	44,815	0.0

24,000		Mitsubishi Logistics
		Corp.	269,983	0.1

1,500		Mitsubishi Pencil Co.,
		Ltd.	27,071	0.0

7,000		Mitsuboshi Belting Co.,
		Ltd.	34,734	0.0

286,300		Mitsui & Co., Ltd.	4,950,163	1.1

141,000		Mitsui Engineering &
		Shipbuilding Co., Ltd.	307,886	0.1

29,000		Mitsui Matsushima Co.,
		Ltd.	60,174	0.0

165,000		Mitsui OSK Lines Ltd.	887,826	0.2

5,000		Mitsui-Soko Co., Ltd.	19,617	0.0

13,000		Mitsumura Printing Co.,
		Ltd.	41,222	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING JAPAN TOPIX INDEX PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

				Percentage
				of Net
Shares			Value	Assets

COMMON STOCK: (continued)
		Industrials: (continued)
5,100		Miura Co., Ltd.	$147,841	0.1

2,700		Miyachi Corp.	22,547	0.0

5,000	@	Miyaji Engineering
		Group, Inc.	6,371	0.0

3,400	@	Miyakoshi Corp.	11,170	0.0

1,000		MonotaRO Co., Ltd.	18,046	0.0

19,800		Mori Seiki Co., Ltd.	262,200	0.1

9,000		Morita Holdings Corp.	57,500	0.0

2,450		Moshi Moshi Hotline,
		Inc.	39,828	0.0

14,600		Nabtesco Corp.	353,688	0.1

2,600		NAC Co., Ltd.	48,580	0.0

31,000		Nachi-Fujikoshi Corp.	184,052	0.1

16,000		Nagase & Co., Ltd.	196,944	0.1

126,000		Nagoya Railroad Co.,
		Ltd.	321,219	0.1

1,500		Nakano Corp.	3,322	0.0

75,000		Nankai Electric Railway
		Co., Ltd.	294,700	0.1

7,100		NEC Networks &
		System Integration
		Corp.	99,296	0.0

43,000		NGK Insulators Ltd.	801,071	0.2

10,000		Nichias Corp.	59,075	0.0

1,700		Nichiden Corp.	53,514	0.0

1,000		Nichiha Corp.	9,000	0.0

14,000		Nichireki Co., Ltd.	66,847	0.0

16,700		Nidec Corp.	1,559,117	0.4

13		Nihon M&A Center, Inc.	68,984	0.0

1,300		Nihon Trim Co., Ltd.	34,548	0.0

5,000		Nikko Co., Ltd.	18,327	0.0

8,000		Nippo Corp.	64,819	0.0

20,000		Nippon Carbon Co.,
		Ltd.	60,115	0.0

56,300		Nippon Conveyor Co.,
		Ltd.	58,215	0.0

6,000		Nippon Densetsu
		Kogyo Co., Ltd.	63,915	0.0

130,000		Nippon Express Co.,
		Ltd.	526,775	0.1

1,400		Nippon Filcon Co.,
		Ltd./Tokyo	6,867	0.0

3,400		Nippon Kanzai Co., Ltd.	58,970	0.0

14,000		Nippon Koei Co., Ltd.	50,567	0.0

12,000		Nippon Konpo Unyu
		Soko Co., Ltd.	127,770	0.0

2,200		Nippon Kucho Service
		Co., Ltd.	20,247	0.0

1,000		Nippon Road Co., Ltd.	3,017	0.0

1,000		Nippon Seisen Co., Ltd.	5,575	0.0

9,000		Nippon Sharyo Ltd.	39,492	0.0

156,000		Nippon Sheet Glass
		Co., Ltd.	485,045	0.1

6,000		Nippon Steel Trading
		Co., Ltd.	16,925	0.0

6,000		Nippon Thompson Co.,
		Ltd.	49,583	0.0

283,880		Nippon Yusen KK	1,054,709	0.2

10,000		Nippon Yusoki Co., Ltd.	24,790	0.0

63,000		Nishimatsu
		Construction Co., Ltd.	92,756	0.0

49,000		Nishi-Nippon Railroad
		Co., Ltd.	$210,846	0.1

7,200		Nissei Plastic Industrial
		Co., Ltd.	22,575	0.0

4,900		Nissha Printing Co.,
		Ltd.	89,876	0.0

21,000		Nissin Corp.	52,884	0.0

3,000		Nissin Electric Co., Ltd.	28,514	0.0

3,600		Nitta Corp.	70,580	0.0

16,000		Nitto Boseki Co., Ltd.	39,998	0.0

4,000		Nitto Kogyo Corp.	47,311	0.0

700		Nitto Kohki Co., Ltd.	16,466	0.0

7,000		Nitto Seiko Co., Ltd.	18,403	0.0

12,000		Nomura Co., Ltd.	34,957	0.0

3,000		Noritake Co., Ltd.	11,869	0.0

5,400		Noritz Corp.	99,415	0.0

21,000		NS United Kaiun
		Kaisha Ltd.	42,241	0.0

75,000		NSK Ltd.	748,743	0.2

82,000		NTN Corp.	467,125	0.1

1,500		Obara Corp.	21,451	0.0

113,000		Obayashi Corp.	493,558	0.1

3,000		Obayashi Road Corp.	7,372	0.0

109,000		Odakyu Electric
		Railway Co., Ltd.	865,472	0.2

1,300		Oiles Corp.	25,779	0.0

13,000		Okamura Corp.	87,773	0.0

17,000	@	OKK Corp.	24,815	0.0

27,000		Okuma Corp.	257,317	0.1

19,000		Okumura Corp.	69,451	0.0

2,400		Onoken Co., Ltd.	21,692	0.0

8,000		Organo Corp.	60,263	0.0

8,900		OSG Corp.	124,204	0.0

4,200		Oyo Corp.	43,569	0.0

10,900		Park24 Co., Ltd.	113,322	0.0

5,000		Pasco Corp.	18,788	0.0

68		Pasona Group, Inc.	62,991	0.0

6,500		Pegasus Sewing
		Machine Manufacturing
		Co., Ltd.	18,912	0.0

14,500		Penta-Ocean
		Construction Co., Ltd.	34,932	0.0

21		Pilot Corp.	41,285	0.0

6,900		Pronexus, Inc.	32,266	0.0

3,400		PS Mitsubishi
		Construction Co., Ltd.	13,359	0.0

7,100		Raito Kogyo Co., Ltd.	25,961	0.0

30,000	@	Rasa Industries Ltd.	50,516	0.0

7,200		Rheon Automatic
		Machinery Co., Ltd.	16,401	0.0

7,000		Ryobi Ltd.	31,508	0.0

15,000		Sakai Heavy Industries
		Ltd.	30,948	0.0

2,000		Sakai Moving Service
		Co., Ltd.	40,296	0.0

26,000	@	Sakurada Co., Ltd.	6,809	0.0

7,700	@	Sanix, Inc.	37,913	0.0

5,000		Sanki Engineering Co.,
		Ltd.	27,999	0.0

17,000		Sanko Metal Industrial
		Co., Ltd.	86,473	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING JAPAN TOPIX INDEX PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

				Percentage
				of Net
Shares			Value	Assets

COMMON STOCK: (continued)
		Industrials: (continued)
37,000		Sankyu, Inc.	$172,995	0.1

31,000		Sanwa Shutter Corp.	108,261	0.0

22,000		Sasebo Heavy
		Industries Co., Ltd.	40,905	0.0

13,000	@	Sata Construction Co.,
		Ltd.	13,467	0.0

1,200		Sato Corp.	15,359	0.0

3,000		Sato Shoji Corp.	17,056	0.0

1,000		Sawafuji Electric Co.,
		Ltd.	3,343	0.0

36,700		Secom Co., Ltd.	1,759,639	0.4

3,000		Seibu Electric Industry
		Co., Ltd.	12,499	0.0

6,000		Seika Corp.	15,705	0.0

70,000	@	Seikitokyu Kogyo Co.,
		Ltd.	56,012	0.0

17,000		Seino Holdings Co.,
		Ltd.	122,276	0.0

3,000		Sekisui Jushi Corp.	30,634	0.0

15,000		Senko Co., Ltd.	51,012	0.0

14,000		Shibusawa Warehouse
		Co., Ltd.	45,360	0.0

6,200		Shibuya Kogyo Co.,
		Ltd.	67,174	0.0

3,500		Shima Seiki
		Manufacturing Ltd.	90,671	0.0

106,000		Shimizu Corp.	441,764	0.1

3,100		Shin Nippon Air
		Technologies Co., Ltd.	16,073	0.0

9,000		Shin-Keisei Electric
		Railway Co., Ltd.	38,951	0.0

1,000		Shin-Kobe Electric
		Machinery Co., Ltd.	15,967	0.0

5,000		Shinmaywa Industries
		Ltd.	19,070	0.0

14,800		Shinnihon Corp.	46,158	0.0

16,000		Shinsho Corp.	38,574	0.0

1,700		Shinwa Co.,
		Ltd./Nagoya	19,164	0.0

2,900		SHO-BOND Holdings
		Co., Ltd.	69,959	0.0

15,000		Sinfonia Technology
		Co.	49,947	0.0

3,700		Sintokogio Ltd.	37,986	0.0

10,100		SMC Corp.	1,820,727	0.4

2,000		Soda Nikka Co., Ltd.	8,192	0.0

11,500		Sohgo Security
		Services Co., Ltd.	129,271	0.0

210,100		Sojitz Corp.	393,557	0.1

59,000		Sotetsu Holdings, Inc.	161,399	0.1

10,000		Subaru Enterprise Co.,
		Ltd.	30,315	0.0

3,300		Sugimoto & Co., Ltd.	31,071	0.0

10,000		Sumikin Bussan Corp.	24,324	0.0

36,900	@	Sumiseki Holdings, Inc.	48,000	0.0

182,800		Sumitomo Corp.	2,486,859	0.5

1,900		Sumitomo Densetsu
		Co., Ltd.	11,103	0.0

124,400		Sumitomo Electric
		Industries Ltd.	1,814,454	0.4

93,700		Sumitomo Heavy
		Industries	654,014	0.2

18,300	@	Sumitomo Mitsui
		Construction Co., Ltd.	$15,768	0.0

8,000		Sumitomo Precision
		Products	59,538	0.0

19,000		Sumitomo Warehouse
		Co., Ltd.	86,097	0.0

20,000	@	SWCC Showa Holdings
		Co., Ltd.	25,515	0.0

14,000		Tadano Ltd.	84,816	0.0

1,000		Taihei Dengyo Kaisha
		Ltd.	7,539	0.0

12,000		Taihei Kogyo Co., Ltd.	52,339	0.0

38,000		Taiheiyo Kouhatsu, Inc.	37,014	0.0

700		Taikisha Ltd.	13,895	0.0

169,500		Taisei Corp.	388,986	0.1

700		Takano Co., Ltd.	4,234	0.0

7,000		Takaoka Electric
		Manufacturing Co., Ltd.	22,185	0.0

6,800		Takara Printing Co.,
		Ltd.	51,559	0.0

13,000		Takara Standard Co.,
		Ltd.	99,665	0.0

5,900		Takasago Thermal
		Engineering Co., Ltd.	46,102	0.0

21,000		Takashima & Co., Ltd.	70,728	0.0

13,000	@	Takuma Co., Ltd.	66,003	0.0

1,500		Tanaka Co., Ltd./Tokyo	10,115	0.0

1,000		Tatsuta Electric Wire
		and Cable Co., Ltd.	5,181	0.0

800		Teikoku Electric
		Manufacturing Co., Ltd.	17,257	0.0

8,000		Tekken Corp.	11,276	0.0

3,100		Temp Holdings Co.,
		Ltd.	28,631	0.0

21,500		THK Co., Ltd.	549,467	0.1

10,000		Toa Corp.	18,452	0.0

17,000		TOA Road Corp.	37,327	0.0

35,000	@	Tobishima Corp.	11,807	0.0

148,000		Tobu Railway Co., Ltd.	622,977	0.2

3,300		Tocalo Co., Ltd.	81,528	0.0

41,000		Toda Corp.	149,045	0.1

10,000		Toenec Corp.	52,650	0.0

15,000	@	TOKAI Holdings Corp.	73,971	0.0

3,000		Tokyo Energy &
		Systems, Inc.	17,030	0.0

15,000		TOKYO KEIKI INC.	21,519	0.0

500		Tokyu Community
		Corp.	15,733	0.0

5,830		Tokyu Construction
		Co., Ltd.	15,254	0.0

189,000		Tokyu Corp.	785,760	0.2

21,000		Toli Corp.	45,760	0.0

3,100		Tomoe Corp.	12,363	0.0

17,000		Tonami Holdings Co.,
		Ltd.	33,236	0.0

9,100		Toppan Forms Co., Ltd.	72,430	0.0

90,000		Toppan Printing Co.,
		Ltd.	698,273	0.2

5,600		Torishima Pump
		Manufacturing Co., Ltd.	89,886	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING JAPAN TOPIX INDEX PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

				Percentage
				of Net
Shares			Value	Assets

COMMON STOCK: (continued)
		Industrials: (continued)
8,000		Toshiba Machine Co.,
		Ltd.	$43,715	0.0

1,000		Toshiba Plant Systems
		& Services Corp.	11,821	0.0

24,000		Tosho Printing Co., Ltd.	43,320	0.0

3,000		Totetsu Kogyo Co., Ltd.	28,721	0.0

50,000		Toto Ltd.	389,155	0.1

12,500	@	Totoku Electric Co.,
		Ltd.	16,546	0.0

78,000		Toyo Construction Co.,
		Ltd.	86,695	0.0

3,000		Toyo Electric
		Manufacturing Co., Ltd.	14,367	0.0

24,000		Toyo Engineering Corp.	95,588	0.0

7,000		Toyo Logistics Co., Ltd.	15,258	0.0

900		Toyo Tanso Co., Ltd.	45,882	0.0

5,000		Toyo Wharf &
		Warehouse Co., Ltd.	8,230	0.0

37,700		Toyota Tsusho Corp.	647,039	0.2

1,900		Trusco Nakayama
		Corp.	37,195	0.0

21,000		Tsubakimoto Chain Co.	129,563	0.1

6,000		Tsubakimoto Kogyo
		Co., Ltd.	16,056	0.0

6,000	@	Tsudakoma Corp.	15,585	0.0

7,000		Tsugami Corp.	41,727	0.0

7,000		Tsukishima Kikai Co.,
		Ltd.	60,996	0.0

3,000		Tsurumi Manufacturing
		Co., Ltd.	21,864	0.0

6,000		Uchida Yoko Co., Ltd.	17,999	0.0

7,100		Ueki Corp.	15,127	0.0

1,300		Union Tool Co.	28,248	0.0

19,700		Ushio, Inc.	389,514	0.1

6,200		Utoc Corp.	15,758	0.0

69,000	@	Wakachiku
		Construction Co., Ltd.	91,334	0.0

3,100		Weathernews, Inc.	78,802	0.0

32,000		West Japan Railway
		Co.	1,249,248	0.3

4,800		Yahagi Construction
		Co., Ltd.	24,360	0.0

3,600		YAMABIKO Corp.	44,738	0.0

5,000		Yamato Corp.	21,373	0.0

68,000		Yamato Holdings Co.,
		Ltd.	1,069,690	0.2

6,500		Yamazen Corp.	46,046	0.0

5,500		Yasuda Warehouse
		Co., Ltd.	32,936	0.0

8,000		Yondenko Corp.	35,747	0.0

21,000		Yuasa Trading Co., Ltd.	33,039	0.0

7,000		Yuken Kogyo Co., Ltd.	19,417	0.0

3,000		Yurtec Corp.	14,827	0.0

1,900		Yusen Air & Sea
		Service Co., Ltd.	31,634	0.0

1,600		Yushin Precision
		Equipment Co., Ltd.	33,779	0.0

			102,693,094	21.7

		Information Technology: 12.5%
3,300		A&D Co., Ltd.	16,989	0.0

23,500		Advantest Corp.	$432,621	0.1

1,300		Agrex, Inc.	12,061	0.0

15,400		Ai Holdings Corp.	62,852	0.0

3,000		Aichi Tokei Denki Co.,
		Ltd.	10,127	0.0

3,700		Aiphone Co., Ltd.	65,947	0.0

2,800		Alpha Systems, Inc.	39,661	0.0

27,600		Alps Electric Co., Ltd.	280,556	0.1

1,000		Anritsu Corp.	8,752	0.0

800		Argo Graphics, Inc.	10,254	0.0

1,700		Arisawa Manufacturing
		Co., Ltd.	9,660	0.0

3,000		Asahi Net, Inc.	12,126	0.0

2,125		Axell Corp.	43,485	0.0

43,500		Brother Industries Ltd.	643,442	0.2

6,400		CAC Corp.	50,313	0.0

2,100		Canon Electronics, Inc.	57,358	0.0

208,766		Canon, Inc.	9,930,232	2.1

4,500		Capcom Co., Ltd.	103,811	0.0

5,000		Computer Institute of
		Japan Ltd.	16,405	0.0

36,700		Citizen Watch Co., Ltd.	219,689	0.1

3,800		CMK Corp.	12,722	0.0

1,000		Computer Engineering
		& Consulting Ltd.	5,129	0.0

3,100		Cresco Ltd.	21,838	0.0

3,300	@	CSK Corp.	13,345	0.0

99		Cybernet Systems Co.,
		Ltd.	25,985	0.0

56		Cybozu, Inc.	14,522	0.0

41,000		Dainippon Screen
		Manufacturing Co., Ltd.	350,086	0.1

1,900		Daito Electron Co., Ltd.	15,879	0.0

24,000		Daiwabo Holdings Co.,
		Ltd.	49,056	0.0

3,000		Denki Kogyo Co., Ltd.	13,209	0.0

3,800		Disco Corp.	240,972	0.1

1,400		DTS Corp.	13,634	0.0

14		Dwango Co., Ltd.	32,452	0.0

207		eAccess Ltd.	92,783	0.0

2,100		Eizo Nanao Corp.	39,655	0.0

700		Elematec Corp.	10,272	0.0

31,800		Elpida Memory, Inc.	374,564	0.1

3,000		Enplas Corp.	42,843	0.0

1,000		ESPEC Corp.	7,302	0.0

1,200		Excel Co., Ltd.	12,294	0.0

294		Faith, Inc.	36,514	0.0

400		Fuji Soft, Inc.	5,863	0.0

75,200		Fuji Photo Film Co.,
		Ltd.	2,345,412	0.5

324,000		Fujitsu Ltd.	1,851,951	0.4

111		Future Architect, Inc.	49,879	0.0

3,800		GMO internet, Inc.	17,074	0.0

20		GMO Payment
		Gateway, Inc.	71,425	0.0

4,000		Gourmet Navigator, Inc.	39,423	0.0

7,800		Gree, Inc.	170,514	0.1

10,700		Hamamatsu Photonics
		KK	462,635	0.1

2,300		Hioki EE Corp.	46,044	0.0

5,100		Hirose Electric Co., Ltd.	522,796	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING JAPAN TOPIX INDEX PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

				Percentage
				of Net
Shares			Value	Assets

COMMON STOCK: (continued)
		Information Technology: (continued)
1,300		Hitachi Business
		Solution Co., Ltd.	$11,676	0.0

9,800		Hitachi High-
		Technologies Corp.	214,724	0.1

9,000		Hitachi Kokusai
		Electric, Inc.	74,796	0.0

755,146		Hitachi Ltd.	4,481,794	1.0

6,000		Hochiki Corp.	30,636	0.0

24,000		Hokuriku Electric
		Industry Co., Ltd.	47,016	0.0

5,500		Horiba Ltd.	178,296	0.1

8,700		Hosiden Corp.	79,169	0.0

77,200		Hoya Corp.	1,709,095	0.4

21,000		Ibiden Co., Ltd.	657,467	0.2

2,800		Icom, Inc.	72,054	0.0

40,000	@	Ikegami Tsushinki Co.,
		Ltd.	32,809	0.0

7,600		Ines Corp.	50,995	0.0

1,400		I-Net Corp.	8,114	0.0

26		Internet Initiative Japan,
		Inc.	100,847	0.0

2,900		Information Services
		International-Dentsu
		Ltd.	17,879	0.0

10,000		IT Holdings Corp.	88,878	0.0

10,500		Itfor, Inc.	36,767	0.0

2,600		Itochu Techno-
		Solutions Corp.	92,294	0.0

21,000		Iwatsu Electric Co., Ltd.	21,952	0.0

7,000		Japan Aviation
		Electronics Industry
		Ltd.	51,104	0.0

6,500		Japan Cash Machine
		Co., Ltd.	55,828	0.0

3,700		Japan Digital
		Laboratory Co.	43,758	0.0

3,000		Japan Radio Co., Ltd.	8,738	0.0

6,100		Jastec Co., Ltd.	36,255	0.0

4,200		JBCC Holdings, Inc.	28,280	0.0

5,900		JBIS Holdings, Inc.	20,208	0.0

1,000		Kaga Electronics Co.,
		Ltd.	10,769	0.0

23		Kakaku.com, Inc.	161,732	0.0

7,300		Keyence Corp.	2,072,694	0.5

1,900		Koa Corp.	22,310	0.0

15,323		Konami Corp.	362,940	0.1

90,000		Konica Minolta
		Holdings, Inc.	751,724	0.2

27,900		Kyocera Corp.	2,840,722	0.6

900		Macnica, Inc.	20,500	0.0

5,100		Macromill, Inc.	52,713	0.0

2,900		Marubun Corp.	14,394	0.0

1,500		Maruwa Co., Ltd./Aichi	64,924	0.0

7,600		Maspro Denkoh Corp.	59,037	0.0

400		Panasonic Electric
		Works Information
		systems Co., Ltd.	11,145	0.0

3,800		Megachips Corp.	61,523	0.0

1,700		Melco Holdings, Inc.	43,489	0.0

2,900		Mimasu Semiconductor
		Industry Co., Ltd.	34,269	0.0

900		Mitsui High-Tec, Inc.	$4,574	0.0

12,900		Mitsumi Electric Co.,
		Ltd.	127,828	0.0

34,900		Murata Manufacturing
		Co., Ltd.	2,333,360	0.5

8,200		Mutoh Holdings Co.,
		Ltd.	17,484	0.0

4,000		Nagano Keiki Co., Ltd.	35,908	0.0

437,000		NEC Corp.	997,923	0.2

1,900		NEC Fielding Ltd.	64,169	0.0

72		Net One systems Co.,
		Ltd.	138,521	0.0

6,000		New Japan Radio Co.,
		Ltd.	15,804	0.0

7,500		Nichicon Corp.	124,214	0.0

7,300		Nidec Copal Electronics
		Corp.	48,934	0.0

7,000		Nidec Sankyo Corp.	46,282	0.0

2,400		Nihon Dempa Kogyo
		Co., Ltd.	33,748	0.0

1,200		Nihon Unisys Ltd.	7,184	0.0

19,200		Nintendo Co., Ltd.	3,605,535	0.8

3,600		Nippon Ceramic Co.,
		Ltd.	73,156	0.0

17,000		Nippon Chemi-Con
		Corp.	106,882	0.0

70,000		Nippon Electric Glass
		Co., Ltd.	898,180	0.2

700		Nippon Systemware
		Co., Ltd.	2,722	0.0

7,000		Nohmi Bosai Ltd.	41,600	0.0

15,400		Nomura Research
		Institute Ltd.	337,325	0.1

2,700		NSD CO., Ltd.	22,705	0.0

231		NTT Data Corp.	767,700	0.2

500		OBIC Business
		Consultants Ltd.	29,474	0.0

990		Obic Co., Ltd.	185,039	0.1

600		Okaya Electric
		Industries Co., Ltd.	2,936	0.0

87,000	@	Oki Electric Industry
		Ltd.	80,258	0.0

35,200		Omron Corp.	978,855	0.2

1,000		Optex Co., Ltd.	12,594	0.0

4,900		Oracle Corp. Japan	213,540	0.1

3,000		Osaki Electric Co., Ltd.	30,424	0.0

2,000		Otsuka Corp.	124,518	0.0

2,400	@	Pixela Corp.	6,959	0.0

10,400	@	Renesas Electronics
		Corp.	90,018	0.0

101,000		Ricoh Co., Ltd.	1,120,432	0.3

2,900		Riso Kagaku Corp.	48,121	0.0

16,800		Rohm Co., Ltd.	963,841	0.2

3,600		Roland DG Corp.	48,538	0.0

4,200		Ryosan Co., Ltd.	89,661	0.0

3,300		Ryoyo Electro Corp.	32,769	0.0

13,000		Sanken Electric Co.,
		Ltd.	76,687	0.0

3,000		Sanshin Electronics
		Co., Ltd.	23,960	0.0

6,900		Satori Electric Co., Ltd.	43,014	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING JAPAN TOPIX INDEX PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

				Percentage
				of Net
Shares			Value	Assets

COMMON STOCK: (continued)
		Information Technology: (continued)
8,000		Saxa Holdings, Inc.	$13,768	0.0

22,900		Seiko Epson Corp.	396,943	0.1

41,000		Shimadzu Corp.	375,526	0.1

8,000		Shindengen Electric
		Manufacturing Co., Ltd.	37,695	0.0

1,600		Shinkawa Ltd.	12,978	0.0

6,900		Shinko Electric
		Industries	65,050	0.0

4,200		Shinko Shoji Co., Ltd.	33,246	0.0

2,000		Siix Corp.	30,626	0.0

53		Simplex Technology,
		Inc.	22,039	0.0

13,000		SMK Corp.	57,014	0.0

37	@	Softbrain Co., Ltd.	4,903	0.0

19		So-net Entertainment
		Corp.	80,332	0.0

6,900		Soshin Electric Co.,
		Ltd.	45,202	0.0

70	@	Sourcenext Corp.	15,458	0.0

6,800		Square Enix Co., Ltd.	122,384	0.0

3,600		Star Micronics Co., Ltd.	42,647	0.0

22,400		Sumco Corp.	379,241	0.1

4,400		Sumisho Computer
		Systems Corp.	76,064	0.0

500		Sun-Wa Technos Corp.	5,783	0.0

700		Suzuden Corp.	4,298	0.0

28		SystemPro Co., Ltd.	24,917	0.0

3,700		Tachibana Eletech Co.,
		Ltd.	36,835	0.0

16,000		Taiyo Yuden Co., Ltd.	208,279	0.1

9,000		Tamura Corp.	28,885	0.0

400		TDC Software
		Engineering, Inc.	3,727	0.0

19,000		TDK Corp.	1,048,068	0.2

41,000	@	Teac Corp.	18,447	0.0

9,400		TECMO KOEI
		HOLDINGS CO., Ltd.	76,763	0.0

2,700		TKC Corp.	61,630	0.0

10,000	@	Toko, Inc.	24,997	0.0

1,000		Tokyo Denpa Co., Ltd.	7,091	0.0

26,500		Tokyo Electron Ltd.	1,449,096	0.3

6,200		Tokyo Seimitsu Co.,
		Ltd.	120,454	0.0

200		Tomen Devices Corp.	4,845	0.0

4,000		Tomen Electronics
		Corp.	49,125	0.0

10,500		Topcon Corp.	59,394	0.0

664,000		Toshiba Corp.	3,500,838	0.8

21,000		Toshiba Tec Corp.	91,686	0.0

800		Toukei Computer Co.,
		Ltd.	10,455	0.0

9,900		Towa Corp.	63,818	0.0

6,200		Toyo Corp./Chuo-ku	67,339	0.0

3,000		Trans Cosmos, Inc.	33,150	0.0

14,700		Trend Micro, Inc.	456,689	0.1

1,600		UKC Holdings Corp.	18,050	0.0

6,800		Ulvac, Inc.	167,427	0.1

6,000		Uniden Corp.	24,561	0.0

81		Wacom Co., Ltd.	94,591	0.0

5,100		Y.A.C. Co., Ltd.	65,588	0.0

2,474		Yahoo! Japan Corp.	851,417	0.2

2,100	@	Yamaichi Electronics
		Co., Ltd.	$7,200	0.0

5,800		Yamatake Corp.	129,344	0.0

40,000		Yaskawa Electric Corp.	449,069	0.1

35,600		Yokogawa Electric
		Corp.	303,840	0.1

2,700		Yokowo Co., Ltd.	15,891	0.0

			59,318,806	12.5

		Materials: 8.5%
17,000		Achilles Corp.	23,715	0.0

12,600		ADEKA Corp.	127,874	0.0

10,000		Aichi Steel Corp.	68,519	0.0

24,000		Air Water, Inc.	289,120	0.1

17,000		Araya Industrial Co.,
		Ltd.	27,130	0.0

205,000		Asahi Kasei Corp.	1,381,504	0.3

17,000		Asahi Organic
		Chemicals Industry Co.,
		Ltd.	47,421	0.0

12,000		Chuetsu Pulp & Paper
		Co., Ltd.	20,162	0.0

6,000		Chugoku Marine Paints
		Ltd.	47,018	0.0

14,000		Chugokukogyo Co.,
		Ltd.	16,588	0.0

38,000		Dai Nippon Toryo Co.,
		Ltd.	45,984	0.0

47,000		Daicel Chemical
		Industries Ltd.	310,497	0.1

62,000		Daido Steel Co., Ltd.	414,739	0.1

7,000		Dai-Ichi Kogyo Seiyaku
		Co., Ltd.	23,489	0.0

16,000		Daiken Corp.	50,123	0.0

9,000		Daiki Aluminium
		Industry Co., Ltd.	27,287	0.0

3,000		Dainichiseika Color &
		Chemicals
		Manufacturing Co., Ltd.	14,724	0.0

17,000		Daio Paper Corp.	135,896	0.0

9,000		Daiso Co., Ltd.	32,654	0.0

17,500		DC Co., Ltd.	54,842	0.0

77,000		Denki Kagaku Kogyo K
		K	371,227	0.1

94,000		Dainippon Ink &
		Chemicals	222,658	0.1

44,000		Dowa Holdings Co.,
		Ltd.	273,081	0.1

2,000		Earth Chemical Co.,
		Ltd.	69,475	0.0

1,200		Ebara-Udylite Co., Ltd.	46,955	0.0

2,100		FP Corp.	130,232	0.0

3,500		Fuji Seal International,
		Inc.	76,904	0.0

6,800		Fujikura Kasei Co., Ltd.	37,252	0.0

2,300		Fujimi, Inc.	27,589	0.0

2,300		Fujimori Kogyo Co.,
		Ltd.	32,881	0.0

20,000		Furukawa-Sky
		Aluminum Corp.	71,682	0.0

28,000		Godo Steel Ltd.	74,171	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING JAPAN TOPIX INDEX PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

				Percentage
				of Net
Shares			Value	Assets

COMMON STOCK: (continued)
		Materials: (continued)
19,000		Gun-Ei Chemical
		Industry Co., Ltd.	$52,190	0.0

2,300		Hakudo Co., Ltd.	22,798	0.0

7,100		Harima Chemicals, Inc.	59,418	0.0

16,000		Hitachi Chemical Co.,
		Ltd.	317,428	0.1

24,000		Hitachi Metals Ltd.	339,134	0.1

9,000		Hodogaya Chemical
		Co., Ltd.	36,955	0.0

14,000		Hokkan Holdings Ltd.	41,675	0.0

27,500		Hokuetsu Kishu Paper
		Co., Ltd.	168,322	0.0

8,000	@	Hokushin Co., Ltd.	13,532	0.0

3,000		Ihara Chemical Industry
		Co., Ltd.	10,610	0.0

65,000	@	Ishihara Sangyo Kaisha
		Ltd.	80,389	0.0

3,000		Japan Carlit Co., Ltd.	16,800	0.0

5		Japan Pure Chemical
		Co., Ltd.	12,736	0.0

83,400		JFE Holdings, Inc.	2,293,638	0.5

3,300		JSP Corp.	55,308	0.0

26,900		JSR Corp.	521,407	0.1

47,000		Kaneka Corp.	308,818	0.1

34,000		Kansai Paint Co., Ltd.	309,781	0.1

3,000		Kanto Denka Kogyo
		Co., Ltd.	21,901	0.0

3,000		Koatsu Gas Kogyo Co.,
		Ltd.	16,279	0.0

491,000		Kobe Steel Ltd.	1,116,563	0.2

1,400		Kohsoku Corp.	10,626	0.0

3,600		Konishi Co., Ltd.	52,576	0.0

12,000		Krosaki Harima Corp.	51,393	0.0

7,000		Kumiai Chemical
		Industry Co., Ltd.	20,321	0.0

52,000		Kuraray Co., Ltd.	761,801	0.2

24,000		Kureha Corp.	117,773	0.0

19,000		Kurimoto Ltd.	40,879	0.0

4,800		Kyoei Steel Ltd.	73,031	0.0

4,500		Lintec Corp.	126,963	0.0

11,200		Maruichi Steel Tube
		Ltd.	277,659	0.1

4,200		MEC Co., Ltd./Japan	19,259	0.0

20,000		Mitsubishi Steel
		Manufacturing Co., Ltd.	68,763	0.0

207,600		Mitsubishi Chemical
		Holdings Corp.	1,471,082	0.3

57,000		Mitsubishi Gas
		Chemical Co., Inc.	417,613	0.1

222,520		Mitsubishi Materials
		Corp.	701,104	0.2

68,000		Mitsubishi Paper Mills
		Ltd.	70,345	0.0

161,000		Mitsui Chemicals, Inc.	586,661	0.1

107,000		Mitsui Mining &
		Smelting Co., Ltd.	361,296	0.1

7,000		Nakabayashi Co., Ltd.	18,980	0.0

5,000		Nakayama Steel Works
		Ltd.	6,853	0.0

5,200		Neturen Co., Ltd.	43,959	0.0

3,000		Nihon Nohyaku Co.,
		Ltd.	$13,836	0.0

7,000		Nihon Parkerizing Co.,
		Ltd.	106,561	0.0

22,000		Nihon Yamamura Glass
		Co., Ltd.	58,215	0.0

12,000		Nippon Carbide
		Industries Co., Inc.	29,356	0.0

13,000		Nippon Chemical
		Industrial Co., Ltd.	29,199	0.0

3,000		Nippon Chutetsukan
		KK	7,409	0.0

27,500		Nippon Coke &
		Engineering Co., Ltd.	47,436	0.0

8,000		Nippon Concrete
		Industries Co., Ltd.	20,942	0.0

10,000		Nippon Denko Co., Ltd.	67,785	0.0

6,200		Nippon Fine Chemical
		Co., Ltd.	39,633	0.0

7,000		Nippon Kasei Chemical
		Co., Ltd.	14,500	0.0

29,000		Nippon Kayaku Co.,
		Ltd.	305,902	0.1

13,000		Nippon Kinzoku Co.,
		Ltd.	27,245	0.0

22,000		Nippon Koshuha Steel
		Co., Ltd.	30,261	0.0

54,000		Nippon Light Metal Co.,
		Ltd.	111,347	0.0

16,000		Nippon Metal Industry
		Co., Ltd.	17,989	0.0

36,000		Nippon Paint Co., Ltd.	288,028	0.1

17,829		Nippon Paper Group,
		Inc.	395,609	0.1

6,000		Nippon Pillar Packing
		Co., Ltd.	47,641	0.0

26,000		Nippon Shokubai Co.,
		Ltd.	317,220	0.1

21,000		Nippon Soda Co., Ltd.	92,950	0.0

907,000		Nippon Steel Corp.	2,942,446	0.6

10,000		Nippon Synthetic
		Chemical Industry Co.,
		Ltd.	71,502	0.0

10,000		Nippon Valqua
		Industries Ltd.	29,432	0.0

21,000		Nippon Yakin Kogyo
		Co., Ltd.	56,702	0.0

26,400		Nissan Chemical
		Industries Ltd.	292,387	0.1

142,000		Nisshin Steel Co., Ltd.	271,573	0.1

6,000		Nittetsu Mining Co.,
		Ltd.	27,228	0.0

27,900		Nitto Denko Corp.	1,417,631	0.3

19,000		NOF Corp.	83,349	0.0

1,300		Ohara, Inc.	13,700	0.0

158,000		OJI Paper Co., Ltd.	757,780	0.2

5,700		Okabe Co., Ltd.	29,889	0.0

16,000		Okamoto Industries,
		Inc.	60,529	0.0

13,000		Okura Industrial Co.,
		Ltd.	42,959	0.0

3,000		Osaka Steel Co., Ltd.	59,650	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING JAPAN TOPIX INDEX PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

				Percentage
				of Net
Shares			Value	Assets

COMMON STOCK: (continued)
		Materials: (continued)
3,500		OSAKA Titanium
		Technologies Co.	$256,305	0.1

26,000		Pacific Metals Co., Ltd.	192,411	0.1

3,300		Pack Corp.	54,213	0.0

30,000		Rengo Co., Ltd.	198,244	0.1

3,000		Sakata INX Corp.	14,038	0.0

8,000		Sanyo Chemical
		Industries Ltd.	63,351	0.0

20,000		Sanyo Special Steel
		Co., Ltd.	127,011	0.0

3,000		Sekisui Plastics Co.,
		Ltd.	13,750	0.0

10,000		Shinagawa Refractories
		Co., Ltd.	29,568	0.0

56,800		Shin-Etsu Chemical
		Co., Ltd.	3,044,580	0.7

8,600		Shin-Etsu Polymer Co.,
		Ltd.	44,828	0.0

241,000		Showa Denko KK	499,211	0.1

3,500		ST Corp.	37,456	0.0

2,000		Stella Chemifa Corp.	70,829	0.0

28,000		Sumitomo Bakelite Co.,
		Ltd.	187,553	0.1

242,000		Sumitomo Chemical
		Co., Ltd.	1,208,329	0.3

69,000	@	Sumitomo Light Metal
		Industries Ltd.	68,900	0.0

654,000		Sumitomo Metal
		Industries Ltd.	1,469,184	0.3

97,000		Sumitomo Metal Mining
		Co., Ltd.	1,593,637	0.3

62,000		Sumitomo Osaka
		Cement Co., Ltd.	174,132	0.1

9,300		Sumitomo Pipe & Tube
		Co., Ltd.	62,576	0.0

12,000		Sumitomo Seika
		Chemicals Co., Ltd.	66,732	0.0

4,700		T Hasegawa Co., Ltd.	73,174	0.0

130,000		Taiheiyo Cement Corp.	276,152	0.1

1,600		Taisei Lamick Co., Ltd.	45,633	0.0

49,000		Taiyo Nippon Sanso
		Corp.	390,235	0.1

13,000		Takasago International
		Corp.	63,143	0.0

22,000		Takiron Co., Ltd.	79,791	0.0

8,000		Tayca Corp.	28,940	0.0

130,000		Teijin Ltd.	573,018	0.1

2,700		Tenma Corp.	27,059	0.0

10,000		Titan Kogyo KK	59,924	0.0

23,000		Toagosei Co., Ltd.	115,847	0.0

5,000		Toda Kogyo Corp.	50,523	0.0

3,400		Toho Titanium Co., Ltd.	99,762	0.0

24,000		Toho Zinc Co., Ltd.	117,694	0.0

13,000	@	Tohpe Corp.	14,432	0.0

38,000		Tokai Carbon Co., Ltd.	212,417	0.1

33,000		Tokushu Tokai
		Holdings Co., Ltd.	67,449	0.0

45,000		Tokuyama Corp.	226,646	0.1

6,400		Tokyo Ohka Kogyo Co.,
		Ltd.	137,862	0.0

22,000		Tokyo Rope
		Manufacturing Co., Ltd.	$83,506	0.0

13,000		Tokyo Steel
		Manufacturing Co., Ltd.	137,278	0.0

23,000		Tokyo Tekko Co., Ltd.	68,950	0.0

19,000		Tomoegawa Co., Ltd.	45,553	0.0

23,000		Tomoku Co., Ltd.	61,362	0.0

36,000		Topy Industries Ltd.	102,557	0.0

258,000		Toray Industries, Inc.	1,905,118	0.4

65,000		Tosoh Corp.	261,018	0.1

28,000		Toyo Ink Manufacturing
		Co., Ltd.	135,204	0.0

5,000		Toyo Kohan Co., Ltd.	23,251	0.0

24,900		Toyo Seikan Kaisha
		Ltd.	419,235	0.1

6,000		TYK Corp.	12,774	0.0

172,000		Ube Industries Ltd.	517,830	0.1

7,000		Wood One Co., Ltd.	26,008	0.0

6,800		Yamato Kogyo Co., Ltd.	211,760	0.1

21,000		Yodogawa Steel Works
		Ltd.	88,516	0.0

3,800		Yushiro Chemical
		Industry Co., Ltd.	54,397	0.0

27,000		Zeon Corp.	252,566	0.1

			40,477,255	8.5

		Telecommunication Services: 4.2%
523		KDDI Corp.	3,762,952	0.8

125,300		Nippon Telegraph &
		Telephone Corp.	6,043,448	1.3

2,726		NTT DoCoMo, Inc.	4,868,476	1.0

143,300		Softbank Corp.	5,427,100	1.1

			20,101,976	4.2

		Utilities: 3.3%
102,200		Chubu Electric Power
		Co., Inc.	1,995,836	0.4

50,000		Chugoku Electric
		Power Co., Inc.	865,738	0.2

24,100		Electric Power
		Development Co.	651,417	0.1

29,800		Hokkaido Electric
		Power Co., Inc.	495,689	0.1

24,000		Hokkaido Gas Co., Ltd.	77,809	0.0

34,600		Hokuriku Electric Power
		Co.	660,279	0.1

133,100		Kansai Electric Power
		Co., Inc.	2,650,514	0.6

69,700		Kyushu Electric Power
		Co., Inc.	1,254,992	0.3

1,700		Okinawa Electric Power
		Co., Inc.	77,133	0.0

357,000		Osaka Gas Co., Ltd.	1,354,142	0.3

24,000		Saibu Gas Co., Ltd.	61,187	0.0

33,900		Shikoku Electric Power
		Co.	769,836	0.2

15,000		Shizuoka Gas Co., Ltd.	84,908	0.0

79,000		Toho Gas Co., Ltd.	427,510	0.1

84,100		Tohoku Electric Power
		Co., Inc.	1,213,610	0.3

243,400		Tokyo Electric Power
		Co., Inc.	985,319	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING JAPAN TOPIX INDEX PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

			Percentage
			of Net
Shares		Value	Assets

COMMON STOCK: (continued)
	Utilities: (continued)
415,000	Tokyo Gas Co., Ltd.	$1,873,043	0.4

		15,498,962	3.3

	Total Common Stock
	(Cost $459,744,456)	472,161,947	99.6

SHORT-TERM INVESTMENTS: 5.7%
	Securities Lending Collateralcc: 5.7%
27,013,823	BNY Mellon Overnight
	Government Fund(1)
	(Cost $27,013,823)	27,013,823	5.7

	Total Short-Term
	Investments
	(Cost $27,013,823)	27,013,823	5.7

	Total Investments in
	Securities
	(Cost $486,758,279)*	$499,175,770	105.3
	Liabilities in Excess of
	Other Assets	(24,966,673)	(5.3)

	Net Assets	$474,209,097	100.0

@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.
(1)	Collateral received from brokers for securities lending was invested in these short-term investments.

*	Cost for federal income tax purposes is $491,278,771.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$37,784,134
Gross Unrealized Depreciation	(29,887,135)

Net Unrealized appreciation	$7,896,999

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011

Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$107,152	$91,086,066	$–	$91,193,218
Consumer Staples	–	28,893,914	–	28,893,914
Energy	–	7,861,042	–	7,861,042
Financials	4,669	78,048,783	–	78,053,452
Health Care	–	28,070,228	–	28,070,228
Industrials	111,767	102,581,327	–	102,693,094
Information Technology	–	59,318,806	–	59,318,806
Materials	–	40,477,255	–	40,477,255
Telecommunication Services	–	20,101,976	–	20,101,976
Utilities	77,809	15,421,153	–	15,498,962

Total Common Stock	301,397	471,860,550	–	472,161,947

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING JAPAN TOPIX INDEX PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011

Short-Term Investments	$27,013,823	$–	$–	$27,013,823

Total Investments, at value	$27,315,220	$471,860,550	$–	$499,175,770

Other Financial Instruments+
Futures	316,679	–	–	316,679
Forward Foreign Currency Contracts	–	493,763	–	493,763

Total Assets	$27,631,899	$472,354,313	$–	$499,986,212

Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(65,011)	$–	$(65,011)

Total Liabilities	$–	$(65,011)	$–	$(65,011)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

At June 30, 2011 , the following forward foreign currency contracts were outstanding for the ING Japan TOPIX Index Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

The Bank of New
York Mellon Corp.	Japanese Yen	1,200,000,000	Buy	07/28/11	$14,519,935	$14,907,989	$388,054
JP Morgan Chase &
Co.	Japanese Yen	600,000,000	Buy	07/28/11	7,348,285	7,453,994	105,709

							$493,763

The Bank of New
York Mellon Corp.	Japanese Yen	300,000,000	Sell	07/28/11	$3,710,116	$3,726,997	$(16,881)
Brown Brothers
Harriman & Co.	Japanese Yen	300,000,000	Sell	07/28/11	3,691,268	3,726,998	(35,730)
JP Morgan Chase &
Co.	Japanese Yen	200,000,000	Sell	07/28/11	2,472,264	2,484,664	(12,400)

							$(65,011)

ING Japan TOPIX Index Portfolio Open Futures Contracts on June 30, 2011:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/(Depreciation)

Long Contracts
Tokyo Price Index (TOPIX)	58	09/08/11	$6,120,241	$316,679

			$6,120,241	$316,679

See Accompanying Notes to Financial Statements

ING RUSSELLTM LARGE CAP GROWTH INDEX	PORTFOLIO OF INVESTMENTS
PORTFOLIO	as of June 30, 2011 (Unaudited)

				Percentage
				of Net
Shares			Value	Assets

COMMON STOCK: 98.2%
		Consumer Discretionary: 11.5%
29,671	S	Amazon.com, Inc.	$6,067,423	1.6

8,400		CBS Corp. - Class B	239,316	0.1

23,900		Coach, Inc.	1,527,927	0.4

98,000		Comcast Corp. – Class
		A	2,483,320	0.6

62,620		DIRECTV	3,182,348	0.8

170,400	S	Ford Motor Co.	2,349,816	0.6

78,530	S	Home Depot, Inc.	2,844,357	0.7

13,950		Johnson Controls, Inc.	581,157	0.2

20,080		Kohl’s Corp.	1,004,201	0.3

32,000		Las Vegas Sands Corp.	1,350,720	0.4

84,580	S	McDonald’s Corp.	7,131,786	1.8

29,130		Nike, Inc.	2,621,117	0.7

4,000		Priceline.com, Inc.	2,047,720	0.5

61,074	S	Starbucks Corp.	2,411,812	0.6

2,980		Target Corp.	139,792	0.0

14,500		Thomson Reuters Corp.	544,620	0.1

27,400		Time Warner Cable,
		Inc.	2,138,296	0.6

31,500		TJX Cos., Inc.	1,654,695	0.4

47,700		Viacom - Class B	2,432,700	0.6

38,010	S	Yum! Brands, Inc.	2,099,672	0.5

			44,852,795	11.5

		Consumer Staples: 14.4%
127,330		Altria Group, Inc.	3,362,785	0.9

161,130	S	Coca-Cola Co.	10,842,438	2.8

35,940	L	Colgate-Palmolive Co.	3,141,515	0.8

35,650		Costco Wholesale
		Corp.	2,896,206	0.7

9,200		Estee Lauder Cos., Inc.	967,748	0.2

39,220		General Mills, Inc.	1,459,768	0.4

18,780		Kellogg Co.	1,038,910	0.3

28,040		Kimberly-Clark Corp.	1,866,342	0.5

37,030		Kroger Co.	918,344	0.2

128,880	S	PepsiCo, Inc.	9,077,018	2.3

131,280	S	Philip Morris
		International, Inc.	8,765,566	2.3

15,240		Procter & Gamble Co.	968,807	0.2

8,300		Reynolds American,
		Inc.	307,515	0.1

47,600	S	Sysco Corp.	1,484,168	0.4

70,500		Walgreen Co.	2,993,430	0.8

109,970	S	Wal-Mart Stores, Inc.	5,843,806	1.5

			55,934,366	14.4

		Energy: 12.0%
6,200		Anadarko Petroleum
		Corp.	475,912	0.1

9,000		Apache Corp.	1,110,510	0.3

14,100		Baker Hughes, Inc.	1,023,096	0.3

9,300		Chevron Corp.	956,412	0.2

21,900		EOG Resources, Inc.	2,289,645	0.6

296,410		ExxonMobil Corp.	24,121,846	6.2

74,600		Halliburton Co.	3,804,600	1.0

9,500	L	Kinder Morgan,
		Inc./Delaware	272,935	0.1

19,100	S	Occidental Petroleum
		Corp.	1,987,164	0.5

110,650		Schlumberger Ltd.	9,560,160	2.4

28,327	L	Southwestern Energy
		Co.	$1,214,662	0.3

			46,816,942	12.0

		Financials: 2.7%
51,854		American Express Co.	2,680,852	0.7

3,720	L	Blackrock, Inc.	713,533	0.2

81,840		Charles Schwab Corp.	1,346,268	0.3

11,800		Franklin Resources,
		Inc.	1,549,222	0.4

10,800	S	Public Storage, Inc.	1,231,308	0.3

19,506	S	Simon Property Group,
		Inc.	2,267,182	0.6

28,100		Wells Fargo & Co.	788,486	0.2

			10,576,851	2.7

		Health Care: 9.5%
118,970	S	Abbott Laboratories	6,260,201	1.6

24,849	S	Allergan, Inc.	2,068,679	0.5

41,850	S	Baxter International,
		Inc.	2,498,027	0.6

17,800		Becton Dickinson & Co.	1,533,826	0.4

19,700		Biogen Idec, Inc.	2,106,324	0.5

14,300		Cardinal Health, Inc.	649,506	0.2

37,720		Celgene Corp.	2,275,270	0.6

21,600		Covidien PLC	1,149,768	0.3

27,590		Eli Lilly & Co.	1,035,453	0.3

43,140		Express Scripts, Inc.	2,328,697	0.6

64,180		Gilead Sciences, Inc.	2,657,694	0.7

6,600		HCA Holdings, Inc.	217,800	0.1

45,620	S	Johnson & Johnson	3,034,642	0.8

20,570		McKesson Corp.	1,720,681	0.4

32,640		Medco Health
		Solutions, Inc.	1,844,813	0.5

75,290	S	Medtronic, Inc.	2,900,924	0.7

26,780		St. Jude Medical, Inc.	1,276,870	0.3

25,610		Stryker Corp.	1,503,051	0.4

			37,062,226	9.5

		Industrials: 12.7%
51,160	S	3M Co.	4,852,526	1.3

53,410		Boeing Co.	3,948,601	1.0

52,530		Caterpillar, Inc.	5,592,344	1.4

89,900		CSX Corp.	2,357,178	0.6

16,000		Cummins, Inc.	1,655,840	0.4

44,800		Danaher Corp.	2,373,952	0.6

34,260		Deere & Co.	2,824,737	0.7

61,280		Emerson Electric Co.	3,447,000	0.9

1,500		FedEx Corp.	142,275	0.1

64,200		Honeywell International,
		Inc.	3,825,678	1.0

34,000		Illinois Tool Works, Inc.	1,920,660	0.5

20,420		Lockheed Martin Corp.	1,653,407	0.4

29,820	L	Paccar, Inc.	1,523,504	0.4

11,700		Precision Castparts
		Corp.	1,926,405	0.5

6,540		Union Pacific Corp.	682,776	0.2

59,870	S	United Parcel Service,
		Inc. - Class B	4,366,319	1.1

See Accompanying Notes to Financial Statements

ING RUSSELLTM LARGE CAP GROWTH INDEX	PORTFOLIO OF INVESTMENTS
PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

				Percentage
				of Net
Shares			Value	Assets

COMMON STOCK: (continued)
		Industrials: (continued)
70,560	S	United Technologies
		Corp.	$6,245,266	1.6

			49,338,468	12.7

		Information Technology: 29.9%
52,600		Accenture PLC	3,178,092	0.8

41,110	S	Adobe Systems, Inc.	1,292,910	0.3

75,375		Apple, Inc.	25,301,126	6.5

6,800		Applied Materials, Inc.	88,468	0.0

40,780		Automatic Data
		Processing, Inc.	2,148,290	0.6

43,720		Broadcom Corp.	1,470,741	0.4

24,800		Cognizant Technology
		Solutions Corp.	1,818,832	0.5

98,380		Dell, Inc.	1,639,995	0.4

51,361		eBay, Inc.	1,657,419	0.4

167,720	S	EMC Corp.	4,620,686	1.2

20,527		Google, Inc. - Class A	10,394,462	2.7

98,800		International Business
		Machines Corp.	16,949,140	4.3

43,510		Juniper Networks, Inc.	1,370,565	0.4

8,715		Mastercard, Inc.	2,626,178	0.7

605,100		Microsoft Corp.	15,732,601	4.0

30,000		NetApp, Inc.	1,583,400	0.4

313,180	S	Oracle Corp.	10,306,754	2.6

136,157	S	Qualcomm, Inc.	7,732,356	2.0

10,900		Salesforce.com, Inc.	1,623,882	0.4

61,650		Symantec Corp.	1,215,738	0.3

60,090		Texas Instruments, Inc.	1,972,755	0.5

13,775		Visa, Inc.	1,160,681	0.3

6,861		VMware, Inc.	687,678	0.2

			116,572,749	29.9

		Materials: 4.6%
17,240		Air Products &
		Chemicals, Inc.	1,647,799	0.4

75,740		EI Du Pont de Nemours
		& Co.	4,093,747	1.1

77,280		Freeport-McMoRan
		Copper & Gold, Inc.	4,088,112	1.1

1,700		LyondellBasell
		Industries NV	65,484	0.0

43,685	S	Monsanto Co.	3,168,910	0.8

22,490		Mosaic Co/The	1,523,248	0.4

24,750		Praxair, Inc.	2,682,652	0.7

13,880		Southern Copper Corp.	456,236	0.1

			17,726,188	4.6

		Telecommunication Services: 0.9%
32,320		American Tower Corp.	1,691,306	0.4

52,100		Verizon
		Communications, Inc.	1,939,683	0.5

			3,630,989	0.9

	Total Common Stock
	(Cost $280,127,801)		382,511,574	98.2

SHORT-TERM INVESTMENTS: 2.4%
		Securities Lending Collateralcc: 1.2%
3,372,438		BNY Mellon Overnight
		Government Fund(1)	3,372,438	0.9

1,230,638	R	BNY Institutional Cash
		Reserves Fund, Series
		B(1)(2)	$984,510	0.3

	Total Securities Lending Collateral
	(Cost $4,603,076)		4,356,948	1.2

		Mutual Funds: 1.2%
4,819,000		Blackrock Liquidity
		Funds TempFund
		Portfolio - Class I
		(Cost $4,819,000)	4,819,000	1.2

	Total Short-Term Investments
	(Cost $9,422,076)		9,175,948	2.4

	Total Investments in Securities
	(Cost $289,549,877)*		$391,687,522	100.6
	Liabilities in Excess of Other Assets		(2,169,111)	(0.6)

	Net Assets		$389,518,411	100.0

cc	Securities purchased with cash collateral for securities loaned.
S

All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

R	Restricted Security
L	Loaned security, a portion or all of the security is on loan at June 30, 2011.
(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

*	Cost for federal income tax purposes is $289,603,126.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$105,004,773
Gross Unrealized Depreciation	(2,920,377)

Net Unrealized appreciation	$102,084,396

See Accompanying Notes to Financial Statements

ING RUSSELLTM LARGE CAP GROWTH INDEX	PORTFOLIO OF INVESTMENTS
PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011

Asset Table
Investments, at value
Common Stock*	$382,511,574	$–	$–	$382,511,574
Short-Term Investments	8,191,438	–	984,510	9,175,948

Total Investments, at value	$390,703,012	$–	$984,510	$391,687,522

Other Financial Instruments+
Futures	221,981	–	–	221,981

Total Assets	$390,924,993	$–	$984,510	$391,909,503

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

ING RussellTM Large Cap Growth Index Portfolio Open Futures Contracts on June 30, 2011:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)

Long Contracts
S&P 500 E-Mini	87	09/16/11	$5,722,425	$221,981

			$5,722,425	$221,981

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO	as of June 30, 2011 (Unaudited)

				Percentage
				of Net
Shares			Value	Assets

COMMON STOCK: 97.5%
		Consumer Discretionary: 9.6%
29,600		Amazon.com, Inc.	$6,052,904	0.8

34,700		Carnival Corp.	1,305,761	0.2

54,400		CBS Corp. - Class B	1,549,856	0.2

23,900		Coach, Inc.	1,527,927	0.2

224,250		Comcast Corp. – Class A	5,682,495	0.7

62,457		DIRECTV	3,174,065	0.4

303,100		Ford Motor Co.	4,179,749	0.5

61,800		General Motors Co.	1,876,248	0.2

130,000		Home Depot, Inc.	4,708,600	0.6

55,200		Johnson Controls, Inc.	2,299,632	0.3

23,600		Kohl’s Corp.	1,180,236	0.1

31,900		Las Vegas Sands Corp.	1,346,499	0.2

105,850		Lowe’s Cos., Inc.	2,467,363	0.3

84,400		McDonald’s Corp.	7,116,608	0.9

186,650	S	News Corp. - Class A	3,303,705	0.4

29,000		Nike, Inc.	2,609,420	0.3

4,000		Priceline.com, Inc.	2,047,720	0.3

61,000		Starbucks Corp.	2,408,890	0.3

56,000		Target Corp.	2,626,960	0.3

30,600		Thomson Reuters Corp.	1,149,336	0.1

27,393		Time Warner Cable, Inc.	2,137,750	0.3

87,083		Time Warner, Inc.	3,167,209	0.4

31,400		TJX Cos., Inc.	1,649,442	0.2

47,550		Viacom - Class B	2,425,050	0.3

153,700	L	Walt Disney Co.	6,000,448	0.8

37,900		Yum! Brands, Inc.	2,093,596	0.3

			76,087,469	9.6

		Consumer Staples: 10.8%
170,250		Altria Group, Inc.	4,496,303	0.6

51,850		Archer-Daniels-Midland Co.	1,563,278	0.2

160,650	S	Coca-Cola Co.	10,810,138	1.4

39,750		Colgate-Palmolive Co.	3,474,547	0.4

35,550		Costco Wholesale Corp.	2,888,082	0.4

110,250		CVS Caremark Corp.	4,143,195	0.5

9,200		Estee Lauder Cos., Inc.	967,748	0.1

51,900		General Mills, Inc.	1,931,718	0.2

20,000		Kellogg Co.	1,106,400	0.1

32,000		Kimberly-Clark Corp.	2,129,920	0.3

134,350	S	Kraft Foods, Inc.	4,733,151	0.6

49,350		Kroger Co.	1,223,880	0.2

128,500		PepsiCo, Inc.	9,050,255	1.1

144,600	S	Philip Morris International, Inc.	9,654,942	1.2

227,032	S	Procter & Gamble Co.	14,432,424	1.8

27,300		Reynolds American, Inc.	1,011,465	0.1

47,450		Sysco Corp.	1,479,491	0.2

74,450		Walgreen Co.	3,161,147	0.4

144,350	S	Wal-Mart Stores, Inc.	7,670,759	1.0

			85,928,843	10.8

		Energy: 13.2%
40,500		Anadarko Petroleum Corp.	3,108,780	0.4

31,150		Apache Corp.	$3,843,599	0.5

35,400		Baker Hughes, Inc.	2,568,624	0.3

53,500		Chesapeake Energy Corp.	1,588,415	0.2

163,494	S	Chevron Corp.	16,813,723	2.1

115,000	S	ConocoPhillips	8,646,850	1.1

34,400		Devon Energy Corp.	2,711,064	0.3

21,850		EOG Resources, Inc.	2,284,417	0.3

400,603		ExxonMobil Corp.	32,601,072	4.1

74,450		Halliburton Co.	3,796,950	0.5

24,650		Hess Corp.	1,842,834	0.2

13,900	L	Kinder Morgan, Inc./Delaware	399,347	0.0

57,950		Marathon Oil Corp.	3,052,806	0.4

34,450		National Oilwell Varco, Inc.	2,694,335	0.3

66,150		Occidental Petroleum Corp.	6,882,246	0.9

110,350		Schlumberger Ltd.	9,534,240	1.2

28,300		Southwestern Energy Co.	1,213,504	0.2

47,800		Williams Cos., Inc.	1,445,950	0.2

			105,028,756	13.2

		Financials: 13.5%
27,400		ACE Ltd.	1,803,468	0.2

38,000		Aflac, Inc.	1,773,840	0.2

42,500		Allstate Corp.	1,297,525	0.2

85,400		American Express Co.	4,415,180	0.6

35,900		American International Group, Inc.	1,052,588	0.1

824,143		Bank of America Corp.	9,032,607	1.1

100,950		Bank of New York Mellon Corp.	2,586,339	0.3

56,600		BB&T Corp.	1,519,144	0.2

142,400		Berkshire Hathaway, Inc.	11,020,336	1.4

7,450		Blackrock, Inc.	1,428,984	0.2

37,500	S	Capital One Financial Corp.	1,937,625	0.2

81,600		Charles Schwab Corp.	1,342,320	0.2

23,750		Chubb Corp.	1,486,988	0.2

236,305		Citigroup, Inc.	9,839,740	1.2

5,500		CME Group, Inc.	1,603,745	0.2

11,750		Franklin Resources, Inc.	1,542,657	0.2

42,100		Goldman Sachs Group, Inc.	5,603,089	0.7

323,185	S	JPMorgan Chase & Co.	13,231,194	1.7

25,767		Loews Corp.	1,084,533	0.1

66,800	L	Metlife, Inc.	2,930,516	0.4

125,650		Morgan Stanley	2,891,207	0.4

42,850		PNC Financial Services Group, Inc.	2,554,288	0.3

39,550		Prudential Financial, Inc.	2,514,985	0.3

11,400		Public Storage, Inc.	1,299,714	0.2

23,862		Simon Property Group, Inc.	2,773,480	0.3

40,950		State Street Corp.	1,846,436	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

				Percentage
				of Net
Shares			Value	Assets

COMMON STOCK: (continued)
		Financials: (continued)
34,100		Travelers Cos., Inc.	$1,990,758	0.3

156,700		US Bancorp.	3,997,417	0.5

400,071	S	Wells Fargo & Co.	11,225,992	1.4

			107,626,695	13.5

		Health Care: 11.9%
126,400		Abbott Laboratories	6,651,168	0.8

30,850		Aetna, Inc.	1,360,177	0.2

24,800		Allergan, Inc.	2,064,600	0.3

75,600		Amgen, Inc.	4,411,260	0.5

46,400		Baxter International, Inc.	2,769,616	0.3

17,800		Becton Dickinson & Co.	1,533,826	0.2

19,700		Biogen Idec, Inc.	2,106,324	0.3

138,700	S	Bristol-Myers Squibb Co.	4,016,752	0.5

28,550		Cardinal Health, Inc.	1,296,741	0.2

37,650		Celgene Corp.	2,271,048	0.3

40,300		Covidien PLC	2,145,169	0.3

83,100		Eli Lilly & Co.	3,118,743	0.4

43,000		Express Scripts, Inc.	2,321,140	0.3

64,000		Gilead Sciences, Inc.	2,650,240	0.3

10,800		HCA Holdings, Inc.	356,400	0.0

222,900		Johnson & Johnson	14,827,308	1.9

20,550		McKesson Corp.	1,719,008	0.2

32,550		Medco Health Solutions, Inc.	1,839,726	0.2

87,000		Medtronic, Inc.	3,352,110	0.4

250,985	S	Merck & Co., Inc.	8,857,261	1.1

642,639	S	Pfizer, Inc.	13,238,363	1.7

26,700		St. Jude Medical, Inc.	1,273,056	0.2

25,450		Stryker Corp.	1,493,660	0.2

31,200		Thermo Fisher Scientific, Inc.	2,008,968	0.2

88,150		UnitedHealth Group, Inc.	4,546,777	0.6

29,900		WellPoint, Inc.	2,355,223	0.3

			94,584,664	11.9

		Industrials: 10.5%
57,800		3M Co.	5,482,330	0.7

60,000		Boeing Co.	4,435,800	0.6

52,450		Caterpillar, Inc.	5,583,827	0.7

89,650		CSX Corp.	2,350,623	0.3

16,000		Cummins, Inc.	1,655,840	0.2

44,700		Danaher Corp.	2,368,653	0.3

34,100		Deere & Co.	2,811,545	0.4

61,100		Emerson Electric Co.	3,436,875	0.4

25,650		FedEx Corp.	2,432,902	0.3

27,050		General Dynamics Corp.	2,015,766	0.3

862,550	S	General Electric Co.	16,267,693	2.0

64,000		Honeywell International, Inc.	3,813,760	0.5

36,250		Illinois Tool Works, Inc.	2,047,763	0.3

23,250		Lockheed Martin Corp.	1,882,552	0.2

28,700		Norfolk Southern Corp.	2,150,491	0.3

23,850		Northrop Grumman Corp.	1,653,997	0.2

29,750	L	Paccar, Inc.	1,519,928	0.2

11,700		Precision Castparts Corp.	$1,926,405	0.2

28,950		Raytheon Co.	1,443,157	0.2

38,100		Tyco International Ltd.	1,883,283	0.2

39,850		Union Pacific Corp.	4,160,340	0.5

59,750		United Parcel Service, Inc. - Class B	4,357,568	0.5

74,400		United Technologies Corp.	6,585,144	0.8

38,600		Waste Management, Inc.	1,438,622	0.2

			83,704,864	10.5

		Information Technology: 19.0%
52,500		Accenture PLC	3,172,050	0.4

41,050		Adobe Systems, Inc.	1,291,023	0.1

75,200		Apple, Inc.	25,242,384	3.2

107,200		Applied Materials, Inc.	1,394,672	0.2

40,600		Automatic Data Processing, Inc.	2,138,808	0.3

43,600		Broadcom Corp.	1,466,704	0.2

447,300		Cisco Systems, Inc.	6,982,353	0.9

24,700		Cognizant Technology Solutions Corp.	1,811,498	0.2

127,650		Corning, Inc.	2,316,847	0.3

133,300		Dell, Inc.	2,222,111	0.3

93,700		eBay, Inc.	3,023,699	0.4

167,350	L	EMC Corp.	4,610,492	0.6

20,500	S	Google, Inc. - Class A	10,380,790	1.3

176,000	S	Hewlett-Packard Co.	6,406,400	0.8

98,550	S	International Business Machines Corp.	16,906,253	2.1

431,200		Intel Corp.	9,555,392	1.2

43,400		Juniper Networks, Inc.	1,367,100	0.2

8,750		Mastercard, Inc.	2,636,725	0.3

603,580	S	Microsoft Corp.	15,693,080	2.0

24,457		Motorola Solutions, Inc.	1,126,000	0.1

29,900		NetApp, Inc.	1,578,122	0.2

312,345		Oracle Corp.	10,279,274	1.3

135,800		Qualcomm, Inc.	7,712,082	1.0

10,900		Salesforce.com, Inc.	1,623,882	0.2

61,400		Symantec Corp.	1,210,808	0.1

94,400		Texas Instruments, Inc.	3,099,152	0.4

42,550		Visa, Inc.	3,585,263	0.4

6,900		VMware, Inc.	691,587	0.1

105,950		Yahoo!, Inc.	1,593,488	0.2

			151,118,039	19.0

		Materials: 3.2%
17,200		Air Products & Chemicals, Inc.	1,643,976	0.2

86,550		Alcoa, Inc.	1,372,683	0.2

95,600		Dow Chemical Co.	3,441,600	0.4

75,550		EI Du Pont de Nemours & Co.	4,083,477	0.5

77,000		Freeport-McMoRan Copper & Gold, Inc.	4,073,300	0.5

25,500		LyondellBasell Industries NV	982,260	0.1

43,600		Monsanto Co.	3,162,744	0.4

22,400		Mosaic Co/The	1,517,152	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

				Percentage
				of Net
Shares			Value	Assets

COMMON STOCK: (continued)
		Materials: (continued)
39,550		Newmont Mining Corp.	$2,134,514	0.3

24,700		Praxair, Inc.	2,677,233	0.3

13,800		Southern Copper Corp.	453,606	0.1

			25,542,545	3.2

		Telecommunication Services: 3.6%
32,300		American Tower Corp.	1,690,259	0.2

481,600	S	AT&T, Inc.	15,127,056	1.9

48,800		CenturyTel, Inc.	1,972,984	0.2

243,287		Sprint Nextel Corp.	1,311,317	0.2

230,050		Verizon Communications, Inc.	8,564,761	1.1

			28,666,377	3.6

		Utilities: 2.2%
39,200		American Electric Power Co., Inc.	1,477,056	0.2

46,850		Dominion Resources, Inc.	2,261,449	0.3

108,250		Duke Energy Corp.	2,038,348	0.3

53,900		Exelon Corp.	2,309,076	0.3

34,000		FirstEnergy Corp.	1,501,100	0.2

34,350		NextEra Energy, Inc.	1,973,751	0.2

32,400		Pacific Gas & Electric Co.	1,361,772	0.2

41,150		Public Service Enterprise Group, Inc.	1,343,136	0.2

69,050		Southern Co.	2,788,239	0.3

			17,053,927	2.2

		Total Common Stock
		(Cost $520,963,656)	775,342,179	97.5

SHORT-TERM INVESTMENTS: 2.9%
		Securities Lending Collateralcc: 0.8%
5,462,030		BNY Mellon Overnight
		Government Fund(1)	5,462,030	0.7

522,936	R	BNY Institutional Cash
		Reserves Fund, Series B(1)(2)	418,349	0.1

		Total Securities Lending
		Collateral
		(Cost $5,984,966)	5,880,379	0.8

		Mutual Funds: 2.1%
16,807,000		Blackrock Liquidity
		Funds TempFund
		Portfolio - Class I
		(Cost $16,807,000)	16,807,000	2.1

		Total Short-Term
		Investments
		(Cost $22,791,966)	22,687,379	2.9

		Total Investments in Securities
		(Cost $543,755,622)*	$798,029,558	100.4
		Liabilities in Excess of
		Other Assets	(3,043,788)	(0.4)

		Net Assets	$794,985,770	100.0

cc	Securities purchased with cash collateral for securities loaned.
S

All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

R	Restricted Security
L	Loaned security, a portion or all of the security is on loan at June 30, 2011.
(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

*	Cost for federal income tax purposes is $566,715,208.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$256,793,156
Gross Unrealized Depreciation	(25,478,806)

Net Unrealized appreciation	$231,314,350

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011

Asset Table
Investments, at value
Common Stock*	$775,342,179	$–	$–	$775,342,179
Short-Term Investments	22,269,030	–	418,349	22,687,379

Total Investments, at value	$797,611,209	$–	$418,349	$798,029,558

Other Financial Instruments+
Futures	425,193	–	–	425,193

Total Assets	$798,036,402	$–	$418,349	$798,454,751

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

ING RussellTM Large Cap Index Portfolio Open Futures Contracts on June 30, 2011:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)

Long Contracts
S&P 500 E-Mini	315	09/16/11	$20,719,125	$425,193

			$20,719,125	$425,193

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO	as of June 30, 2011 (Unaudited)

				Percentage
				of Net
Shares			Value	Assets

COMMON STOCK: 98.8%
		Consumer Discretionary: 7.9%
8,100		Carnival Corp.	$304,803	0.3

10,700		CBS Corp. - Class B	304,843	0.3

29,550	S	Comcast Corp. – Class
		A	748,797	0.8

31,000		Ford Motor Co.	427,490	0.5

14,400		General Motors Co.	437,184	0.5

12,000		Home Depot, Inc.	434,640	0.5

9,635		Johnson Controls, Inc.	401,394	0.4

850		Kohl’s Corp.	42,509	0.1

24,700		Lowe’s Cos., Inc.	575,757	0.6

43,600		News Corp. - Class A	771,720	0.8

12,400		Target Corp.	581,684	0.6

3,800		Thomson Reuters Corp.	142,728	0.2

20,348		Time Warner, Inc.	740,057	0.8

35,905	S	Walt Disney Co.	1,401,731	1.5

			7,315,337	7.9

		Consumer Staples: 7.6%
10,100		Altria Group, Inc.	266,741	0.3

12,150		Archer-Daniels-Midland
		Co.	366,323	0.4

900		Colgate-Palmolive Co.	78,669	0.1

25,735		CVS Caremark Corp.	967,121	1.0

2,960		General Mills, Inc.	110,171	0.1

300		Kellogg Co.	16,596	0.0

950		Kimberly-Clark Corp.	63,232	0.1

31,400		Kraft Foods, Inc.	1,106,222	1.2

2,900		Kroger Co.	71,920	0.1

3,200		Philip Morris
		International, Inc.	213,664	0.2

49,385	S	Procter & Gamble Co.	3,139,405	3.4

4,400		Reynolds American,
		Inc.	163,020	0.2

1,000		Walgreen Co.	42,460	0.0

8,100		Wal-Mart Stores, Inc.	430,434	0.5

			7,035,978	7.6

		Energy: 14.6%
7,985		Anadarko Petroleum
		Corp.	612,929	0.6

5,160		Apache Corp.	636,692	0.7

5,000		Baker Hughes, Inc.	362,800	0.4

12,450		Chesapeake Energy
		Corp.	369,641	0.4

35,985	S	Chevron Corp.	3,700,697	4.0

26,800	S	ConocoPhillips	2,015,092	2.2

8,010		Devon Energy Corp.	631,268	0.7

24,518		ExxonMobil Corp.	1,995,275	2.1

5,790		Hess Corp.	432,860	0.5

1,000	L	Kinder Morgan,
		Inc./Delaware	28,730	0.0

13,550		Marathon Oil Corp.	713,814	0.8

8,000		National Oilwell Varco,
		Inc.	625,680	0.7

11,030		Occidental Petroleum
		Corp.	1,147,561	1.2

11,120		Williams Cos., Inc.	336,380	0.3

			13,609,419	14.6

		Financials: 24.3%
6,400		ACE Ltd.	$421,248	0.5

8,900		Aflac, Inc.	415,452	0.4

9,900		Allstate Corp.	302,247	0.3

7,900		American Express Co.	408,430	0.4

8,400		American International
		Group, Inc.	246,288	0.3

192,293	S	Bank of America Corp.	2,107,531	2.3

23,600		Bank of New York
		Mellon Corp.	604,632	0.6

13,240		BB&T Corp.	355,362	0.4

33,200	S	Berkshire Hathaway,
		Inc.	2,569,348	2.8

850		Blackrock, Inc.	163,038	0.2

9,200	S	Capital One Financial
		Corp.	475,364	0.5

5,500		Chubb Corp.	344,355	0.4

55,155	S	Citigroup, Inc.	2,296,654	2.5

1,250		CME Group, Inc.	364,488	0.4

9,800	S	Goldman Sachs Group,
		Inc.	1,304,282	1.4

75,350	S	JPMorgan Chase & Co.	3,084,829	3.3

6,000		Loews Corp.	252,540	0.3

15,600		Metlife, Inc.	684,372	0.7

29,315		Morgan Stanley	674,538	0.7

9,950		PNC Financial Services
		Group, Inc.	593,120	0.6

9,180		Prudential Financial,
		Inc.	583,756	0.6

200		Public Storage, Inc.	22,802	0.0

1,058		Simon Property Group,
		Inc.	122,971	0.1

9,520		State Street Corp.	429,257	0.5

7,945		Travelers Cos., Inc.	463,829	0.5

36,510		US Bancorp.	931,370	1.0

86,746	S	Wells Fargo & Co.	2,434,093	2.6

			22,656,196	24.3

		Health Care: 14.4%
1,800		Abbott Laboratories	94,716	0.1

7,230		Aetna, Inc.	318,771	0.3

17,600		Amgen, Inc.	1,026,960	1.1

1,100		Baxter International,
		Inc.	65,659	0.1

32,350		Bristol-Myers Squibb
		Co.	936,856	1.0

3,330		Cardinal Health, Inc.	151,249	0.2

4,400		Covidien PLC	234,212	0.3

13,000		Eli Lilly & Co.	487,890	0.5

1,000		HCA Holdings, Inc.	33,000	0.0

41,350	S	Johnson & Johnson	2,750,602	3.0

2,800		Medtronic, Inc.	107,884	0.1

58,600	S	Merck & Co., Inc.	2,067,994	2.2

149,907	S	Pfizer, Inc.	3,088,084	3.3

7,250		Thermo Fisher
		Scientific, Inc.	466,827	0.5

20,600		UnitedHealth Group,
		Inc.	1,062,548	1.1

6,970		WellPoint, Inc.	549,027	0.6

			13,442,279	14.4

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

				Percentage
				of Net
Shares			Value	Assets

COMMON STOCK: (continued)
		Industrials: 8.7%
1,600		3M Co.	$151,760	0.2

1,550		Boeing Co.	114,592	0.1

5,650		FedEx Corp.	535,903	0.6

6,300		General Dynamics
		Corp.	469,476	0.5

201,205	S	General Electric Co.	3,794,726	4.1

600		Illinois Tool Works, Inc.	33,894	0.0

700		Lockheed Martin Corp.	56,679	0.1

6,675		Norfolk Southern Corp.	500,158	0.5

5,600		Northrop Grumman
		Corp.	388,360	0.4

6,750		Raytheon Co.	336,487	0.4

8,900		Tyco International Ltd.	439,927	0.5

7,790		Union Pacific Corp.	813,276	0.9

985		United Technologies
		Corp.	87,182	0.1

8,950		Waste Management,
		Inc.	333,566	0.3

			8,055,986	8.7

		Information Technology: 8.7%
23,400		Applied Materials, Inc.	304,434	0.3

104,400		Cisco Systems, Inc.	1,629,684	1.8

29,765		Corning, Inc.	540,235	0.6

8,200		Dell, Inc.	136,694	0.1

9,950		eBay, Inc.	321,086	0.3

41,100		Hewlett-Packard Co.	1,496,040	1.6

100,600		Intel Corp.	2,229,296	2.4

5,700		Motorola Solutions, Inc.	262,428	0.3

8,000		Texas Instruments, Inc.	262,640	0.3

6,700		Visa, Inc.	564,542	0.6

24,700		Yahoo!, Inc.	371,488	0.4

			8,118,567	8.7

		Materials: 2.0%
20,200		Alcoa, Inc.	320,372	0.4

22,260		Dow Chemical Co.	801,360	0.9

5,500		LyondellBasell
		Industries NV	211,860	0.2

9,200		Newmont Mining Corp.	496,524	0.5

			1,830,116	2.0

		Telecommunication Services: 6.3%
112,400	S	AT&T, Inc.	3,530,484	3.8

11,400		CenturyTel, Inc.	460,902	0.5

56,750	S	Sprint Nextel Corp.	305,882	0.3

41,495	S	Verizon
		Communications, Inc.	1,544,859	1.7

			5,842,127	6.3

		Utilities: 4.3%
9,190		American Electric
		Power Co., Inc.	346,279	0.4

10,950		Dominion Resources,
		Inc.	528,557	0.6

25,300		Duke Energy Corp.	476,399	0.5

12,615		Exelon Corp.	540,427	0.6

7,900		FirstEnergy Corp.	348,785	0.4

8,000		NextEra Energy, Inc.	459,680	0.5

7,540		Pacific Gas & Electric
		Co.	316,906	0.3

9,610		Public Service
		Enterprise Group, Inc.	$313,670	0.3

16,100		Southern Co.	650,118	0.7

			3,980,821	4.3

	Total Common Stock
	(Cost $68,620,838)		91,886,826	98.8

SHORT-TERM INVESTMENTS: 1.2%
		Securities Lending Collateralcc: 0.0%
28,710		BNY Mellon Overnight
		Government Fund(1)
		(Cost $28,710)	28,710	0.0

		Mutual Funds: 1.2%
1,129,000		Blackrock Liquidity
		Funds TempFund
		Portfolio - Class I
		(Cost $1,129,000)	1,129,000	1.2

	Total Short-Term Investments
	(Cost $1,157,710)		1,157,710	1.2

	Total Investments in Securities
	(Cost $69,778,548)*		$93,044,536	100.0
	Assets in Excess of Other Liabilities		46,152	–

	Net Assets		$93,090,688	100.0

cc	Securities purchased with cash collateral for securities loaned.
S

All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

L	Loaned security, a portion or all of the security is on loan at June 30, 2011.
(1)	Collateral received from brokers for securities lending was invested in these short-term investments.

*	Cost for federal income tax purposes is $73,653,121.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$23,476,796
Gross Unrealized Depreciation	(4,085,381)

Net Unrealized appreciation	$19,391,415

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011

Asset Table
Investments, at value
Common Stock*	$91,886,826	$–	$–	$91,886,826
Short-Term Investments	1,157,710	–	–	1,157,710

Total Investments, at value	$93,044,536	$–	$–	$93,044,536

Other Financial Instruments+
Futures	42,178	–	–	42,178

Total Assets	$93,086,714	$–	$–	$93,086,714

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments. There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

ING RussellTM Large Cap Value Index Portfolio Open Futures Contracts on June 30, 2011:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)

Long Contracts
S&P 500 E-Mini	20	09/16/11	$1,315,500	$42,178

			$1,315,500	$42,178

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO	as of June 30, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 98.5%
		Consumer Discretionary: 18.8%
9,200		Aaron’s, Inc.	$259,992	0.1

11,940		Abercrombie & Fitch Co.	799,025	0.2

12,300		Advance Auto Parts, Inc.	719,427	0.2

19,100		Apollo Group, Inc. - Class
		A	834,288	0.2

3,180	L	Autonation, Inc.	116,420	0.0

4,240		Autozone, Inc.	1,250,164	0.4

6,300	L	Bally Technologies, Inc.	256,284	0.1

39,380		Bed Bath & Beyond, Inc.	2,298,611	0.7

4,060		Big Lots, Inc.	134,589	0.0

17,340		BorgWarner, Inc.	1,400,899	0.4

12,300		Brinker International, Inc.	300,858	0.1

34,300		Cablevision Systems
		Corp.	1,242,003	0.4

5,900		Carmax, Inc.	195,113	0.1

9,100		Charter Communications,
		Inc.	493,766	0.1

18,540	S	Chico’s FAS, Inc.	282,364	0.1

4,920		Chipotle Mexican Grill,
		Inc.	1,516,295	0.4

340		Choice Hotels
		International, Inc.	11,342	0.0

21,540		Darden Restaurants, Inc.	1,071,830	0.3

6,100		Deckers Outdoor Corp.	537,654	0.2

8,840	S	DeVry, Inc.	522,709	0.2

14,860		Dick’s Sporting Goods,
		Inc.	571,367	0.2

44,000		Discovery
		Communications, Inc. -
		Class A	1,802,240	0.5

23,700		Dish Network Corp.	726,879	0.2

15,600		Dollar General Corp.	528,684	0.2

19,330		Dollar Tree, Inc.	1,287,765	0.4

3,200		DSW, Inc.	161,952	0.1

17,980	L	Expedia, Inc.	521,240	0.2

19,360		Family Dollar Stores, Inc.	1,017,562	0.3

8,300		Fossil, Inc.	977,076	0.3

1,180	L	Garmin Ltd.	38,975	0.0

22,520		Gentex Corp.	680,780	0.2

6,800		Genuine Parts Co.	369,920	0.1

38,500	S	Goodyear Tire & Rubber
		Co.	645,645	0.2

10,280		Guess ?, Inc.	432,377	0.1

28,360	S	H&R Block, Inc.	454,894	0.1

15,240		Hanesbrands, Inc.	435,102	0.1

37,300		Harley-Davidson, Inc.	1,528,181	0.4

7,280		Harman International
		Industries, Inc.	331,750	0.1

19,220		Hasbro, Inc.	844,334	0.2

400		Hyatt Hotels Corp.	16,328	0.0

24,320		International Game
		Technology	427,546	0.1

28,900	S	Interpublic Group of Cos.,
		Inc.	361,250	0.1

4,390	L	ITT Educational Services,
		Inc.	343,473	0.1

9,600	X	J. Crew Escrow	–	–

7,380		John Wiley & Sons, Inc.	383,834	0.1

2,800		Lamar Advertising Co.	76,636	0.0

16,980		Leggett & Platt, Inc.	413,972	0.1

38,700		Liberty Global, Inc.	$1,743,048	0.5

23,060		LKQ Corp.	601,635	0.2

42,020		Limited Brands, Inc.	1,615,669	0.5

8,300		Macy’s, Inc.	242,692	0.1

43,920		Marriott International, Inc.	1,558,721	0.5

40,760		Mattel, Inc.	1,120,492	0.3

39,620		McGraw-Hill Cos., Inc.	1,660,474	0.5

12,280	L,S	MGM Resorts
		International	162,219	0.1

3,860		Morningstar, Inc.	234,611	0.1

8,320	S	NetFlix, Inc.	2,185,581	0.6

25,720		Nordstrom, Inc.	1,207,297	0.4

44,400		Omnicom Group	2,138,304	0.6

21,740		O’Reilly Automotive, Inc.	1,424,187	0.4

4,580		Panera Bread Co.	575,523	0.2

17,900		Petsmart, Inc.	812,123	0.2

1,440		Phillips-Van Heusen	94,277	0.0

5,100		Polaris Industries, Inc.	566,967	0.2

9,960		Polo Ralph Lauren Corp.	1,320,796	0.4

4,260	S	Regal Entertainment
		Group	52,611	0.0

18,560		Ross Stores, Inc.	1,487,027	0.4

11,920		Royal Caribbean Cruises
		Ltd.	448,669	0.1

13,900	L	Sally Beauty Holdings,
		Inc.	237,690	0.1

14,740		Scripps Networks
		Interactive - Class A	720,491	0.2

623,100	S	Sirius XM Radio, Inc.	1,364,589	0.4

30,820		Starwood Hotels &
		Resorts Worldwide, Inc.	1,727,153	0.5

10,800		Tempur-Pedic
		International, Inc.	732,456	0.2

8,100		Tesla Motors, Inc.	235,953	0.1

20,140		Tiffany & Co.	1,581,393	0.5

11,400	L	Tractor Supply Co.	762,432	0.2

9,900		Tupperware Corp.	667,755	0.2

7,200		Ulta Salon Cosmetics &
		Fragrance, Inc.	464,976	0.1

5,800	L	Under Armour, Inc.	448,398	0.1

18,960	L	Urban Outfitters, Inc.	533,724	0.2

50,100		Virgin Media, Inc.	1,499,493	0.4

400		Visteon Corp.	27,364	0.0

4,620		Weight Watchers
		International, Inc.	348,671	0.1

8,660		Williams-Sonoma, Inc.	316,003	0.1

12,500		Wynn Resorts Ltd.	1,794,250	0.5

			64,339,109	18.8

		Consumer Staples: 5.6%
67,920		Avon Products, Inc.	1,901,760	0.6

840		BJ’s Wholesale Club, Inc.	42,294	0.0

13,800		Brown-Forman Corp.	1,030,722	0.3

6,000		Bunge Ltd.	413,700	0.1

21,240		Campbell Soup Co.	733,842	0.2

13,060		Church & Dwight Co., Inc.	529,452	0.2

1,260		Clorox Co.	84,975	0.0

39,280		Coca-Cola Enterprises,
		Inc.	1,146,191	0.3

8,100		ConAgra Foods, Inc.	209,061	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Consumer Staples: (continued)
9,700		Corn Products
		International, Inc.	$536,216	0.2

35,000		Dr. Pepper Snapple
		Group, Inc.	1,467,550	0.4

17,610	L	Flowers Foods, Inc.	388,124	0.1

19,380	L	Green Mountain Coffee
		Roasters, Inc.	1,729,859	0.5

11,060		Hansen Natural Corp.	895,307	0.3

18,860		Herbalife Ltd.	1,087,090	0.3

17,920		Hershey Co.	1,018,752	0.3

29,640		HJ Heinz Co.	1,579,219	0.5

11,500	L	Hormel Foods Corp.	342,815	0.1

14,340		McCormick & Co., Inc.	710,834	0.2

5,880		Mead Johnson Nutrition
		Co.	397,194	0.1

76,660	S	Sara Lee Corp.	1,455,773	0.4

24,400		Whole Foods Market, Inc.	1,548,180	0.4

			19,248,910	5.6

		Energy: 9.9%
20,070		Alpha Natural Resources,
		Inc.	911,981	0.3

2,800		Arch Coal, Inc.	74,648	0.0

10,000	S,X	Atlas Energy, Inc. -
		Escrow	1,000	0.0

2,600		Atwood Oceanics, Inc.	114,738	0.0

18,500		Brigham Exploration Co.	553,705	0.2

16,500		Cabot Oil & Gas Corp.	1,094,115	0.3

28,560		Cameron International
		Corp.	1,436,282	0.4

3,000		CARBO Ceramics, Inc.	488,850	0.1

3,600		Cimarex Energy Co.	323,712	0.1

17,400		Cobalt International
		Energy, Inc.	237,162	0.1

16,300		Concho Resources, Inc.	1,497,155	0.4

35,800		Consol Energy, Inc.	1,735,584	0.5

6,640		Continental Resources,
		Inc.	431,002	0.1

7,200	L	Core Laboratories NV	803,088	0.2

52,900		Denbury Resources, Inc.	1,058,000	0.3

5,160	L	Diamond Offshore Drilling	363,316	0.1

12,560		Dresser-Rand Group, Inc.	675,100	0.2

114,260	S	El Paso Corp.	2,308,052	0.7

8,320		EQT Corp.	436,967	0.1

21,580		EXCO Resources, Inc.	380,887	0.1

37,980	L	FMC Technologies, Inc.	1,701,124	0.5

14,100		Forest Oil Corp.	376,611	0.1

16,900		Frontier Oil Corp.	546,039	0.2

14,000		Helmerich & Payne, Inc.	925,680	0.3

7,000		Holly Corp.	485,800	0.1

4,400		Kosmos Energy LLC	74,712	0.0

32,380		McDermott International,
		Inc.	641,448	0.2

4,700		Murphy Oil Corp.	308,602	0.1

12,300		Newfield Exploration Co.	836,646	0.3

5,600		Noble Energy, Inc.	501,928	0.2

17,100		Oceaneering
		International, Inc.	692,550	0.2

6,800		Oil States International,
		Inc.	543,388	0.2

2,700		Patterson-UTI Energy,
		Inc.	$85,347	0.0

42,800	S	Peabody Energy Corp.	2,521,348	0.7

39,740		PetroHawk Energy Corp.	980,386	0.3

15,000		Pioneer Natural
		Resources Co.	1,343,550	0.4

21,900		QEP Resources, Inc.	916,077	0.3

1,320	S	Quicksilver Resources,
		Inc.	19,483	0.0

25,340	L	Range Resources Corp.	1,406,370	0.4

3,340		Rowan Cos., Inc.	129,625	0.0

6,800		RPC, Inc.	166,872	0.1

64,700	S	SandRidge Energy, Inc.	689,702	0.2

8,100		SM Energy Co.	595,188	0.2

12,600		Superior Energy Services	467,964	0.1

500		Tidewater, Inc.	26,905	0.0

24,100		Ultra Petroleum Corp.	1,103,780	0.3

18,500		Whiting Petroleum Corp.	1,052,835	0.3

			34,065,304	9.9

		Financials: 6.6%
5,880		Affiliated Managers
		Group, Inc.	596,526	0.2

12,800		Apartment Investment &
		Management Co.	326,784	0.1

18,900		Boston Properties, Inc.	2,006,424	0.6

8,000		Camden Property Trust	508,960	0.2

46,120		CB Richard Ellis Group,
		Inc.	1,158,073	0.3

8,300		CBOE Holdings, Inc.	204,180	0.1

3,500		Corporate Office
		Properties Trust SBI MD	108,885	0.0

15,020	L	Digital Realty Trust, Inc.	927,936	0.3

8,500		Discover Financial
		Services	227,375	0.1

18,760	L	Eaton Vance Corp.	567,115	0.2

3,400		Equity Residential	204,000	0.1

4,380		Erie Indemnity Co.	309,754	0.1

2,900		Essex Property Trust, Inc.	392,341	0.1

7,440		Federal Realty
		Investment Trust	633,739	0.2

11,560	L	Federated Investors, Inc.	275,590	0.1

3,500		Green Dot Corp.	118,930	0.0

4,700	L	Greenhill & Co., Inc.	252,954	0.1

7,560	S	Hudson City Bancorp.,
		Inc.	61,916	0.0

11,620		IntercontinentalExchange,
		Inc.	1,449,130	0.4

5,300		Jones Lang LaSalle, Inc.	499,790	0.1

17,500		Lazard Ltd.	649,250	0.2

4,600		LPL Investment Holdings,
		Inc.	157,366	0.0

7,400		Macerich Co.	395,900	0.1

31,480		Moody’s Corp.	1,207,258	0.4

19,020		MSCI, Inc. - Class A	716,674	0.2

2,360		Nasdaq Stock Market,
		Inc.	59,708	0.0

12,780		NYSE Euronext	437,971	0.1

11,100		People’s United Financial,
		Inc.	149,184	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Financials: (continued)
15,380		Plum Creek Timber Co.,
		Inc.	$623,505	0.2

12,800		Rayonier, Inc.	836,480	0.2

23,000		SEI Investments Co.	517,730	0.2

41,000	S	T. Rowe Price Group, Inc.	2,473,940	0.7

34,540		TD Ameritrade Holding
		Corp.	673,875	0.2

2,300		UDR, Inc.	56,465	0.0

1,700		Validus Holdings Ltd.	52,615	0.0

24,300		Ventas, Inc.	1,280,853	0.4

3,200		Vornado Realty Trust	298,176	0.1

13,640		Waddell & Reed
		Financial, Inc.	495,814	0.1

24,700		Weyerhaeuser Co.	539,942	0.2

			22,453,108	6.6

		Health Care: 13.7%
54,960	S	Agilent Technologies, Inc.	2,809,006	0.8

29,080		Alexion Pharmaceuticals,
		Inc.	1,367,632	0.4

24,240		Allscripts Healthcare
		Solutions, Inc.	470,741	0.1

4,600		AMERIGROUP Corp.	324,162	0.1

43,260		AmerisourceBergen Corp.	1,790,964	0.5

20,620	S	Amylin Pharmaceuticals,
		Inc.	275,483	0.1

17,520		BioMarin
		Pharmaceuticals, Inc.	476,719	0.1

13,400		Brookdale Senior Living,
		Inc.	324,950	0.1

13,400		Bruker BioSciences Corp.	272,824	0.1

11,000		CareFusion Corp.	298,870	0.1

6,700		Catalyst Health Solutions,
		Inc.	373,994	0.1

22,520	L	Cerner Corp.	1,376,197	0.4

8,120		Charles River
		Laboratories
		International, Inc.	330,078	0.1

2,000		Cooper Cos., Inc.	158,480	0.0

9,540		Covance, Inc.	566,390	0.2

13,560		CR Bard, Inc.	1,489,702	0.4

15,120		DaVita, Inc.	1,309,543	0.4

23,020		Dendreon Corp.	907,909	0.3

9,080		Densply International, Inc.	345,766	0.1

18,140		Edwards Lifesciences
		Corp.	1,581,445	0.5

200	S	Emdeon, Inc.	2,624	0.0

18,400		Endo Pharmaceuticals
		Holdings, Inc.	739,128	0.2

7,540		Gen-Probe, Inc.	521,391	0.2

40,020	S	Health Management
		Associates, Inc.	431,416	0.1

7,700	L	Henry Schein, Inc.	551,243	0.2

9,020		Hill-Rom Holdings, Inc.	415,281	0.1

22,180		Hospira, Inc.	1,256,719	0.4

29,900	L	Human Genome
		Sciences, Inc.	733,746	0.2

9,040	L	Idexx Laboratories, Inc.	701,142	0.2

19,480		Illumina, Inc.	1,463,922	0.4

6,180		Intuitive Surgical, Inc.	2,299,640	0.7

7,920		Kinetic Concepts, Inc.	456,430	0.1

15,840		Laboratory Corp. of
		America Holdings	$1,533,154	0.4

2,420		Life Technologies Corp.	126,009	0.0

14,960		Lincare Holdings, Inc.	437,879	0.1

7,640		Mednax, Inc.	551,532	0.2

5,120		Mettler Toledo
		International, Inc.	863,590	0.3

62,800		Mylan Laboratories	1,549,276	0.5

13,500		Myriad Genetics, Inc.	306,585	0.1

18,300		Pall Corp.	1,029,009	0.3

6,500		Patterson Cos., Inc.	213,785	0.1

13,120	L	Perrigo Co.	1,152,854	0.3

15,820		Pharmaceutical Product
		Development, Inc.	424,609	0.1

5,900		Pharmasset, Inc.	661,980	0.2

22,780		Quest Diagnostics	1,346,298	0.4

11,500	L	Regeneron
		Pharmaceuticals, Inc.	652,165	0.2

24,160	L	Resmed, Inc.	747,752	0.2

8,800		Sirona Dental Systems,
		Inc.	467,280	0.1

9,800		SXC Health Solutions
		Corp.	577,416	0.2

5,820		Techne Corp.	485,213	0.1

4,260	S	Tenet Healthcare Corp.	26,582	0.0

9,000		Thoratec Corp.	295,380	0.1

8,160		United Therapeutics
		Corp.	449,616	0.1

14,300		Universal Health
		Services, Inc.	736,879	0.2

18,540	L	Varian Medical Systems,
		Inc.	1,298,171	0.4

28,740	L	Vertex Pharmaceuticals,
		Inc.	1,494,193	0.4

24,400		Warner Chilcott PLC	588,772	0.2

14,440		Waters Corp.	1,382,486	0.4

18,800		Watson Pharmaceuticals,
		Inc.	1,292,124	0.4

			47,114,126	13.7

		Industrials: 14.2%
8,410		Aecom Technology Corp.	229,929	0.1

380		Alliant Techsystems, Inc.	27,105	0.0

25,400		Ametek, Inc.	1,140,460	0.3

24,760	S	AMR Corp.	133,704	0.0

380		Armstrong World
		Industries, Inc.	17,313	0.0

1,060		Avery Dennison Corp.	40,948	0.0

18,540		Babcock & Wilcox Co.	513,743	0.1

14,500		BE Aerospace, Inc.	591,745	0.2

11,900		Bucyrus International, Inc.	1,090,754	0.3

820		Carlisle Cos., Inc.	40,369	0.0

26,140		CH Robinson Worldwide,
		Inc.	2,060,878	0.6

9,100		Chicago Bridge & Iron
		Co. NV	353,990	0.1

840		Con-way, Inc.	32,600	0.0

17,000		Cooper Industries PLC	1,014,390	0.3

3,940		Copa Holdings S.A.	262,956	0.1

9,380	L	Copart, Inc.	437,108	0.1

1,200	S	Covanta Holding Corp.	19,788	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Industrials: (continued)
80,280	S	Delta Airlines, Inc.	$736,168	0.2

12,060		Donaldson Co., Inc.	731,801	0.2

22,960		Dover Corp.	1,556,688	0.5

7,780		Dun & Bradstreet Corp.	587,701	0.2

20,400		Eaton Corp.	1,049,580	0.3

1,000		Equifax, Inc.	34,720	0.0

33,520		Expeditors International
		Washington, Inc.	1,715,889	0.5

46,580	L	Fastenal Co.	1,676,414	0.5

8,000		Flowserve Corp.	879,120	0.3

27,540		Fluor Corp.	1,780,736	0.5

8,300		Gardner Denver, Inc.	697,615	0.2

4,300	L	General Cable Corp.	183,094	0.1

8,020		Goodrich Corp.	765,910	0.2

9,600		Graco, Inc.	486,336	0.1

1,100		GrafTech International
		Ltd.	22,297	0.0

1,160		Harsco Corp.	37,816	0.0

38,600		Hertz Global Holdings,
		Inc.	612,968	0.2

11,700		IDEX Corp.	536,445	0.2

7,800		IHS, Inc.	650,676	0.2

41,500		Ingersoll-Rand PLC	1,884,515	0.5

28,500		Iron Mountain, Inc.	971,565	0.3

14,460		JB Hunt Transport
		Services, Inc.	680,921	0.2

16,540		Joy Global, Inc.	1,575,270	0.5

12,960		Kansas City Southern	768,917	0.2

900	S	KAR Holdings, Inc.	17,019	0.0

1,600		KBR, Inc.	60,304	0.0

1,500		Kennametal, Inc.	63,315	0.0

6,040	L	Kirby Corp.	342,287	0.1

7,580		Landstar System, Inc.	352,318	0.1

8,460		Lennox International, Inc.	364,372	0.1

8,200		Lincoln Electric Holdings,
		Inc.	293,970	0.1

20,800	S	Manitowoc Co., Inc.	350,272	0.1

56,560	S	Masco Corp.	680,417	0.2

6,980		MSC Industrial Direct Co.	462,844	0.1

6,220		Navistar International
		Corp.	351,181	0.1

11,000		Nielsen Holdings NV	342,760	0.1

9,600		Nordson Corp.	526,560	0.2

10,600		Parker Hannifin Corp.	951,244	0.3

6,200		Polypore International,
		Inc.	420,608	0.1

23,220		Robert Half International,
		Inc.	627,637	0.2

22,760		Rockwell Automation, Inc.	1,974,658	0.6

24,300		Rockwell Collins, Inc.	1,499,067	0.4

15,140		Roper Industries, Inc.	1,261,162	0.4

1,700		Snap-On, Inc.	106,216	0.0

22,020	S	Southwest Airlines Co.	251,468	0.1

3,800		Spirit Aerosystems
		Holdings, Inc.	83,600	0.0

2,200		SPX Corp.	181,852	0.1

13,520		Stericycle, Inc.	1,204,902	0.4

2,500		Textron, Inc.	59,025	0.0

2,020		Thomas & Betts Corp.	108,777	0.0

11,700		Timken Co.	589,680	0.2

4,900		Toro Co.	296,450	0.1

1,900		Towers Watson & Co.	$124,849	0.0

7,860		TransDigm Group, Inc.	716,753	0.2

44,593	L	United Continental
		Holdings, Inc.	1,009,140	0.3

14,580		UTI Worldwide, Inc.	287,080	0.1

3,560		Valmont Industries, Inc.	343,148	0.1

15,800		Verisk Analytics, Inc.	546,996	0.2

10,660		WABCO Holdings, Inc.	736,180	0.2

7,600		Wabtec Corp.	499,472	0.1

15,710		Waste Connections, Inc.	498,478	0.1

3,200		Wesco International, Inc.	173,088	0.1

8,980	L	WW Grainger, Inc.	1,379,777	0.4

			48,769,868	14.2

		Information Technology: 19.0%
8,400		Acme Packet, Inc.	589,092	0.2

97,120	S	Advanced Micro Devices,
		Inc.	678,869	0.2

26,840		Akamai Technologies,
		Inc.	844,655	0.2

8,080	L	Alliance Data Systems
		Corp.	760,086	0.2

50,860		Altera Corp.	2,357,361	0.7

27,840		Amphenol Corp.	1,503,082	0.4

47,300		Analog Devices, Inc.	1,851,322	0.5

14,460		Ansys, Inc.	790,528	0.2

15,300		Ariba, Inc.	527,391	0.2

2,580		Arrow Electronics, Inc.	107,070	0.0

67,600	S	Atmel Corp.	951,132	0.3

36,320		Autodesk, Inc.	1,401,952	0.4

30,200		Avago Technologies Ltd.	1,147,600	0.3

27,940		BMC Software, Inc.	1,528,318	0.4

1,700		Booz Allen Hamilton
		Holding Corp.	32,487	0.0

18,380		Broadridge Financial
		Solutions ADR	442,407	0.1

42,420	S	Cadence Design
		Systems, Inc.	447,955	0.1

15,020		Ciena Corp.	276,068	0.1

29,680		Citrix Systems, Inc.	2,374,400	0.7

25,300	S	Compuware Corp.	246,928	0.1

1,040	L	Cree, Inc.	34,934	0.0

26,520		Cypress Semiconductor
		Corp.	560,633	0.2

8,420		Dolby Laboratories, Inc.	357,513	0.1

820		DST Systems, Inc.	43,296	0.0

52,540	S	Electronic Arts, Inc.	1,239,944	0.4

7,380		Equinix, Inc.	745,528	0.2

12,780		F5 Networks, Inc.	1,408,995	0.4

7,240		Factset Research
		Systems, Inc.	740,797	0.2

9,400	L	First Solar, Inc.	1,243,338	0.4

18,160		Fiserv, Inc.	1,137,361	0.3

2,300		FleetCor Technologies,
		Inc.	68,172	0.0

25,180	L	Flir Systems, Inc.	848,818	0.3

18,900		Fortinet, Inc.	515,781	0.2

4,300		Freescale Semiconductor
		Holdings Ltd.	79,077	0.0

15,400		Gartner, Inc.	620,466	0.2

15,420		Genpact Ltd.	265,841	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Information Technology: (continued)
12,680		Global Payments, Inc.	$646,680	0.2

5,420		Harris Corp.	244,225	0.1

16,700	L	Informatica Corp.	975,781	0.3

9,840	S	Intersil Corp.	126,444	0.0

47,820		Intuit, Inc.	2,479,945	0.7

4,400		IPG Photonics Corp.	319,924	0.1

25,120		Jabil Circuit, Inc.	507,424	0.2

35,740	S	JDS Uniphase Corp.	595,428	0.2

20,500		KLA-Tencor Corp.	829,840	0.2

19,680		Lam Research Corp.	871,430	0.3

13,680		Lender Processing
		Services, Inc.	286,049	0.1

35,940	L	Linear Technology Corp.	1,186,739	0.3

1,400	L	LinkedIn Corp.	126,126	0.0

28,900		LSI Logic Corp.	205,768	0.1

46,680		Maxim Integrated
		Products	1,193,141	0.4

21,580	S	MEMC Electronic
		Materials, Inc.	184,077	0.1

30,100	L	Microchip Technology,
		Inc.	1,141,091	0.3

12,780		Micros Systems, Inc.	635,294	0.2

14,390		National Instruments
		Corp.	427,239	0.1

37,420	S	National Semiconductor
		Corp.	920,906	0.3

19,680	S	NCR Corp.	371,755	0.1

11,660		NeuStar, Inc.	305,492	0.1

37,600		Nuance Communications,
		Inc.	807,272	0.2

94,820		Nvidia Corp.	1,510,957	0.4

70,220	S	ON Semiconductor Corp.	735,203	0.2

46,900		Paychex, Inc.	1,440,768	0.4

2,100	S	PMC - Sierra, Inc.	15,897	0.0

13,900		Polycom, Inc.	893,770	0.3

13,520	S	QLogic Corp.	215,238	0.1

16,300		Rackspace Hosting, Inc.	696,662	0.2

30,445		Red Hat, Inc.	1,397,425	0.4

24,200		Riverbed Technolgoy,
		Inc.	958,078	0.3

17,880		Rovi Corp.	1,025,597	0.3

14,660	S	SAIC, Inc.	246,581	0.1

6,278		Silicon Laboratories, Inc.	259,030	0.1

29,900		Skyworks Solutions, Inc.	687,102	0.2

11,200		Solera Holdings, Inc.	662,592	0.2

1,600		Synopsys, Inc.	41,136	0.0

26,640		Teradata Corp.	1,603,728	0.5

26,200		TIBCO Software, Inc.	760,324	0.2

19,380		Trimble Navigation Ltd.	768,223	0.2

11,900	S	Varian Semiconductor
		Equipment Associates,
		Inc.	731,136	0.2

14,100		Verifone Holdings, Inc.	625,335	0.2

26,580		VeriSign, Inc.	889,367	0.3

6,800		VistaPrint NV	325,380	0.1

9,372		WebMD Health Corp.	427,176	0.1

99,800		Western Union Co.	1,998,994	0.6

41,900	L	Xilinx, Inc.	1,528,093	0.4

8,620		Zebra Technologies Corp.	363,505	0.1

			64,964,564	19.0
		Materials: 8.8%
12,400		Airgas, Inc.	$868,496	0.3

3,500	S	AK Steel Holding Corp.	55,160	0.0

14,480		Albemarle Corp.	1,002,016	0.3

16,800		Allegheny Technologies,
		Inc.	1,066,296	0.3

14,100		Allied Nevada Gold Corp.	498,717	0.2

26,540		Ball Corp.	1,020,728	0.3

7,000	L	Carpenter Technology
		Corp.	403,760	0.1

24,680		Celanese Corp.	1,315,691	0.4

9,431		CF Industries Holdings,
		Inc.	1,336,090	0.4

21,460		Cliffs Natural Resources,
		Inc.	1,983,977	0.6

5,180		Compass Minerals
		International, Inc.	445,843	0.1

24,600		Crown Holdings, Inc.	954,972	0.3

11,200		Eastman Chemical Co.	1,143,184	0.3

36,620		Ecolab, Inc.	2,064,635	0.6

11,360		FMC Corp.	977,187	0.3

5,900		Huntsman Corp.	111,215	0.0

12,740		International Flavors &
		Fragrances, Inc.	818,418	0.2

14,600	L	International Paper Co.	435,372	0.1

8,300		Intrepid Potash, Inc.	269,750	0.1

3,400		Kronos Worldwide, Inc.	106,930	0.0

10,140		Lubrizol Corp.	1,361,498	0.4

3,400	L	Martin Marietta Materials,
		Inc.	271,898	0.1

8,900		Molycorp, Inc.	543,434	0.2

19,480		Nalco Holding Co.	541,739	0.2

14,600		Packaging Corp. of
		America	408,654	0.1

25,000		PPG Industries, Inc.	2,269,750	0.7

1,700		Reliance Steel &
		Aluminum Co.	84,405	0.0

10,900		Rock-Tenn Co.	723,106	0.2

10,200		Rockwood Holdings, Inc.	563,958	0.2

8,580		Royal Gold, Inc.	502,531	0.2

1,020		Schnitzer Steel
		Industries, Inc.	58,752	0.0

6,180		Scotts Miracle-Gro Co.	317,096	0.1

14,220	L	Sherwin-Williams Co.	1,192,631	0.4

19,220		Sigma-Aldrich Corp.	1,410,363	0.4

7,800		Silgan Holdings, Inc.	319,566	0.1

19,300		Solutia, Inc.	441,005	0.1

25,200		Steel Dynamics, Inc.	409,500	0.1

4,400		Temple-Inland, Inc.	130,856	0.0

7,200		Titanium Metals Corp.	131,904	0.0

1,900		Valspar Corp.	68,514	0.0

9,800		Walter Industries, Inc.	1,134,840	0.3

700		Westlake Chemical Corp.	36,330	0.0

10,400		WR Grace & Co.	474,552	0.1

			30,275,319	8.8

		Telecommunication Services: 1.6%
24,500	L,S	Clearwire Corp.	92,610	0.0

45,860		Crown Castle
		International Corp.	1,870,630	0.6

43,820	S	MetroPCS
		Communications, Inc.	754,142	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Telecommunication Services: (continued)
23,480		NII Holdings, Inc.	$995,082	0.3

17,860		SBA Communications
		Corp.	682,074	0.2

20,340	S	TW Telecom, Inc.	417,580	0.1

44,700	S	Windstream Corp.	579,312	0.2

			5,391,430	1.6

		Utilities: 0.3%
2,300		Aqua America, Inc.	50,554	0.0

8,080		ITC Holdings Corp.	579,902	0.2

1,900		National Fuel Gas Co.	138,320	0.1

1,300		Oneok, Inc.	96,213	0.0

			864,989	0.3

	Total Common Stock (Cost $233,495,198)		337,486,727	98.5

SHORT-TERM INVESTMENTS: 6.7%
		Securities Lending Collateralcc: 5.3%
17,472,338		BNY Mellon Overnight
		Government Fund(1)	17,472,338	5.1

1,077,859	R	BNY Institutional Cash
		Reserves Fund, Series
		B(1)(2)	862,287	0.2

	Total Securities Lending Collateral (Cost $18,550,197)		18,334,625	5.3

		Mutual Funds: 1.4%
4,667,000		Blackrock Liquidity Funds
		TempFund Portfolio -
		Class I
		(Cost $4,667,000)	4,667,000	1.4

	Total Short-Term Investments (Cost $23,217,197)		23,001,625	6.7

	Total Investments in Securities (Cost $256,712,395)*		$360,488,352	105.2
	Liabilities in Excess of Other Assets		(17,668,334)	(5.2)

	Net Assets		$342,820,018	100.0

cc	Securities purchased with cash collateral for securities loaned.
S

All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

R	Restricted Security
L	Loaned security, a portion or all of the security is on loan at June 30, 2011.
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
(1)	Collateral received from brokers for securities lending was invested in these short-term investments.

(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

*	Cost for federal income tax purposes is $257,588,473.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$105,174,008
Gross Unrealized Depreciation	(2,274,129)

Net Unrealized appreciation	$102,899,879

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011

Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$64,339,109	$–	$–	$64,339,109
Consumer Staples	19,248,910	–	–	19,248,910
Energy	34,064,304	–	1,000	34,065,304
Financials	22,453,108	–	–	22,453,108
Health Care	47,114,126	–	–	47,114,126
Industrials	48,769,868	–	–	48,769,868
Information Technology	64,964,564	–	–	64,964,564
Materials	30,275,319	–	–	30,275,319
Telecommunication Services	5,391,430	–	–	5,391,430
Utilities	864,989	–	–	864,989

Total Common Stock	337,485,727	–	1,000	337,486,727

Short-Term Investments	22,139,338	–	862,287	23,001,625

Total Investments, at value	$359,625,065	$–	$863,287	$360,488,352

Other Financial Instruments+
Futures	183,699	–	–	183,699

Total Assets	$359,808,764	$–	$863,287	$360,672,051

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

ING RussellTM Mid Cap Growth Index Portfolio Open Futures Contracts on June 30, 2011:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)

Long Contracts
S&P Mid 400 E-Mini	64	09/16/11	$6,249,600	$183,699

			$6,249,600	$183,699

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING RUSSELLTM MID CAP INDEX PORTFOLIO	as of June 30, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 97.1%
		Consumer Discretionary: 14.9%
30,350		Aaron’s, Inc.	$857,691	0.1

33,350		Abercrombie & Fitch Co.	2,231,782	0.1

29,600		Advance Auto Parts, Inc.	1,731,304	0.1

73,950		American Eagle Outfitters	942,863	0.1

45,750		Apollo Group, Inc. - Class
		A	1,998,360	0.1

33,900		Autoliv, Inc.	2,659,455	0.2

15,550	L	Autonation, Inc.	569,286	0.0

10,150		Autozone, Inc.	2,992,728	0.2

16,400		Bally Technologies, Inc.	667,152	0.0

94,550		Bed Bath & Beyond, Inc.	5,518,884	0.3

120,100		Best Buy Co., Inc.	3,772,341	0.2

28,500		Big Lots, Inc.	944,775	0.1

41,550		BorgWarner, Inc.	3,356,825	0.2

32,250		Brinker International, Inc.	788,835	0.0

82,400		Cablevision Systems
		Corp.	2,983,704	0.2

23,500	L	Career Education Corp.	497,025	0.0

85,700		Carmax, Inc.	2,834,099	0.2

22,000		Charter Communications,
		Inc.	1,193,720	0.1

66,900	L	Chico’s FAS, Inc.	1,018,887	0.1

11,800		Chipotle Mexican Grill,
		Inc.	3,636,642	0.2

10,900		Choice Hotels
		International, Inc.	363,624	0.0

15,450		Clear Channel Outdoor
		Holdings, Inc.	196,215	0.0

51,750		Darden Restaurants, Inc.	2,575,080	0.2

14,700		Deckers Outdoor Corp.	1,295,658	0.1

26,100		DeVry, Inc.	1,543,293	0.1

35,750		Dick’s Sporting Goods,
		Inc.	1,374,587	0.1

12,900		Dillard’s, Inc.	672,606	0.0

105,700		Discovery
		Communications, Inc. -
		Class A	4,329,472	0.3

76,000		Dish Network Corp.	2,330,920	0.1

37,600		Dollar General Corp.	1,274,264	0.1

46,450		Dollar Tree, Inc.	3,094,499	0.2

106,200		D.R. Horton, Inc.	1,223,424	0.1

27,100		DreamWorks Animation
		SKG, Inc.	544,710	0.0

8,200	@	DSW, Inc.	415,002	0.0

14,600	@,L	Education Management
		Corp.	349,524	0.0

73,650		Expedia, Inc.	2,135,113	0.1

46,450		Family Dollar Stores, Inc.	2,441,412	0.1

7,450		Federal Mogul Corp.	170,083	0.0

58,700		Foot Locker, Inc.	1,394,712	0.1

58,500		Fortune Brands, Inc.	3,730,545	0.2

19,900		Fossil, Inc.	2,342,628	0.1

53,650	L	GameStop Corp.	1,430,845	0.1

91,250		Gannett Co., Inc.	1,306,700	0.1

153,300		Gap, Inc.	2,774,730	0.2

40,750	L	Garmin Ltd.	1,345,973	0.1

54,200		Gentex Corp.	1,638,466	0.1

59,750		Genuine Parts Co.	3,250,400	0.2

92,650		Goodyear Tire & Rubber
		Co.	1,553,740	0.1

24,600		Guess ?, Inc.	$1,034,676	0.1

115,900		H&R Block, Inc.	1,859,036	0.1

36,700		Hanesbrands, Inc.	1,047,785	0.1

89,700		Harley-Davidson, Inc.	3,675,009	0.2

26,500		Harman International
		Industries, Inc.	1,207,605	0.1

46,250		Hasbro, Inc.	2,031,762	0.1

16,800		Hyatt Hotels Corp.	685,776	0.0

113,900		International Game
		Technology	2,002,362	0.1

185,550		Interpublic Group of Cos.,
		Inc.	2,319,375	0.1

10,650	L	ITT Educational Services,
		Inc.	833,256	0.1

21,400	X	J. Crew Escrow	–	–

34,800		Jarden Corp.	1,200,948	0.1

62,800		JC Penney Co., Inc.	2,169,112	0.1

17,650		John Wiley & Sons, Inc.	917,977	0.1

22,100		Lamar Advertising Co.	604,877	0.0

39,900		Lear Corp.	2,133,852	0.1

54,250		Leggett & Platt, Inc.	1,322,615	0.1

60,850		Lennar Corp.	1,104,428	0.1

93,100		Liberty Global, Inc.	4,193,224	0.3

26,950		Liberty Media Corp. -
		Capital Shares A	2,310,963	0.1

228,200		Liberty Media Corp. -
		Interactive - Class A	3,826,914	0.2

19,800		Liberty Media Corp. -
		Starz	1,489,752	0.1

55,350		LKQ Corp.	1,444,081	0.1

101,050		Limited Brands, Inc.	3,885,373	0.2

161,650		Macy’s, Inc.	4,726,646	0.3

22,875		Madison Square Garden,
		Inc.	629,749	0.0

105,525		Marriott International, Inc.	3,745,082	0.2

131,950		Mattel, Inc.	3,627,306	0.2

115,650		McGraw-Hill Cos., Inc.	4,846,891	0.3

133,750		MGM Resorts
		International	1,766,838	0.1

21,500		Mohawk Industries, Inc.	1,289,785	0.1

9,300		Morningstar, Inc.	565,254	0.0

19,900		NetFlix, Inc.	5,227,531	0.3

110,500		Newell Rubbermaid, Inc.	1,743,690	0.1

61,850		Nordstrom, Inc.	2,903,239	0.2

2,220		NVR, Inc.	1,610,566	0.1

106,700		Omnicom Group	5,138,672	0.3

52,350		O’Reilly Automotive, Inc.	3,429,448	0.2

11,050		Panera Bread Co.	1,388,543	0.1

25,800		Penn National Gaming,
		Inc.	1,040,772	0.1

43,050		Petsmart, Inc.	1,953,178	0.1

22,700		Phillips-Van Heusen	1,486,169	0.1

12,300		Polaris Industries, Inc.	1,367,391	0.1

23,800		Polo Ralph Lauren Corp.	3,156,118	0.2

129,690	S	Pulte Homes, Inc.	993,425	0.1

40,250	L	RadioShack Corp.	535,727	0.0

30,700	L	Regal Entertainment
		Group	379,145	0.0

44,650		Ross Stores, Inc.	3,577,358	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING RUSSELLTM MID CAP INDEX PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Consumer Discretionary: (continued)
51,250		Royal Caribbean Cruises
		Ltd.	$1,929,050	0.1

36,000		Sally Beauty Holdings,
		Inc.	615,600	0.0

35,550		Scripps Networks
		Interactive - Class A	1,737,684	0.1

14,700	L	Sears Holding Corp.	1,050,168	0.1

90,600	S	Service Corp.
		International	1,058,208	0.1

32,950	@	Signet Jewelers Ltd.	1,542,390	0.1

1,497,600	L,S	Sirius XM Radio, Inc.	3,279,744	0.2

270,700		Staples, Inc.	4,277,060	0.3

74,050		Starwood Hotels &
		Resorts Worldwide, Inc.	4,149,762	0.3

26,000	L	Tempur-Pedic
		International, Inc.	1,763,320	0.1

19,400	@	Tesla Motors, Inc.	565,122	0.0

16,800		Thor Industries, Inc.	484,512	0.0

48,450		Tiffany & Co.	3,804,294	0.2

55,650		Toll Brothers, Inc.	1,154,181	0.1

27,400		Tractor Supply Co.	1,832,512	0.1

38,650		TRW Automotive
		Holdings Corp.	2,281,509	0.1

23,700		Tupperware Corp.	1,598,565	0.1

17,200	@	Ulta Salon Cosmetics &
		Fragrance, Inc.	1,110,776	0.1

13,800		Under Armour, Inc.	1,066,878	0.1

45,650		Urban Outfitters, Inc.	1,285,047	0.1

33,050		VF Corp.	3,587,908	0.2

120,400		Virgin Media, Inc.	3,603,572	0.2

19,400		Visteon Corp.	1,327,154	0.1

1,920	L	Washington Post	804,384	0.1

11,000		Weight Watchers
		International, Inc.	830,170	0.1

120,000	S	Wendy’s/Arby’s Group,
		Inc. - Class A	608,400	0.0

28,900		Whirlpool Corp.	2,350,148	0.1

39,800		Williams-Sonoma, Inc.	1,452,302	0.1

21,700		WMS Industries, Inc.	666,624	0.0

64,550		Wyndham Worldwide
		Corp.	2,172,108	0.1

30,100		Wynn Resorts Ltd.	4,320,554	0.3

			247,033,570	14.9

		Consumer Staples: 5.7%
163,250		Avon Products, Inc.	4,571,000	0.3

20,800		BJ’s Wholesale Club, Inc.	1,047,280	0.1

38,912		Brown-Forman Corp.	2,906,337	0.2

55,850		Bunge Ltd.	3,850,858	0.2

67,300		Campbell Soup Co.	2,325,215	0.1

54,300	L	Church & Dwight Co., Inc.	2,201,322	0.1

50,650		Clorox Co.	3,415,836	0.2

123,300		Coca-Cola Enterprises,
		Inc.	3,597,894	0.2

155,200		ConAgra Foods, Inc.	4,005,712	0.2

68,950		Constellation Brands, Inc.	1,435,539	0.1

29,000		Corn Products
		International, Inc.	1,603,120	0.1

69,550	S	Dean Foods Co.	853,378	0.1

84,050		Dr. Pepper Snapple
		Group, Inc.	3,524,216	0.2

26,400		Energizer Holdings, Inc.	$1,910,304	0.1

42,450		Flowers Foods, Inc.	935,598	0.1

46,600	L	Green Mountain Coffee
		Roasters, Inc.	4,159,516	0.3

26,600		Hansen Natural Corp.	2,153,270	0.1

45,300		Herbalife Ltd.	2,611,092	0.2

57,700		Hershey Co.	3,280,245	0.2

122,200		HJ Heinz Co.	6,510,816	0.4

52,100		Hormel Foods Corp.	1,553,101	0.1

44,050		JM Smucker Co.	3,367,182	0.2

54,550		Lorillard, Inc.	5,938,859	0.4

50,350		McCormick & Co., Inc.	2,495,850	0.1

77,600		Mead Johnson Nutrition
		Co.	5,241,880	0.3

50,950		Molson Coors Brewing
		Co.	2,279,503	0.1

20,900		Ralcorp Holdings, Inc.	1,809,522	0.1

134,400		Safeway, Inc.	3,140,928	0.2

222,050		Sara Lee Corp.	4,216,729	0.3

63,050		Smithfield Foods, Inc.	1,378,903	0.1

80,550	S	Supervalu, Inc.	757,976	0.0

114,200		Tyson Foods, Inc.	2,217,764	0.1

58,650		Whole Foods Market, Inc.	3,721,343	0.2

			95,018,088	5.7

		Energy: 8.1%
85,983		Alpha Natural Resources,
		Inc.	3,907,068	0.2

62,400		Arch Coal, Inc.	1,663,584	0.1

30,500	@,S,X	Atlas Energy, Inc. -
		Escrow	3,050	0.0

21,500		Atwood Oceanics, Inc.	948,795	0.0

44,400		Brigham Exploration Co.	1,328,892	0.1

39,650		Cabot Oil & Gas Corp.	2,629,192	0.2

93,000	S	Cameron International
		Corp.	4,676,970	0.3

7,300		CARBO Ceramics, Inc.	1,189,535	0.1

32,450		Cimarex Energy Co.	2,917,904	0.2

44,900	@,L	Cobalt International
		Energy, Inc.	611,987	0.0

39,200		Concho Resources, Inc.	3,600,520	0.2

86,050		Consol Energy, Inc.	4,171,704	0.2

15,900		Continental Resources,
		Inc.	1,032,069	0.1

17,300	L	Core Laboratories NV	1,929,642	0.1

152,525		Denbury Resources, Inc.	3,050,500	0.2

26,100	L	Diamond Offshore Drilling	1,837,701	0.1

30,250	L	Dresser-Rand Group, Inc.	1,625,937	0.1

291,900		El Paso Corp.	5,896,380	0.3

50,950		EQT Corp.	2,675,894	0.2

56,600		EXCO Resources, Inc.	998,990	0.1

91,200		FMC Technologies, Inc.	4,084,848	0.2

43,100		Forest Oil Corp.	1,151,201	0.1

40,550		Frontier Oil Corp.	1,310,170	0.1

36,150		Helmerich & Payne, Inc.	2,390,238	0.1

16,750		Holly Corp.	1,162,450	0.1

12,500		Kosmos Energy LLC	212,250	0.0

89,050		McDermott International,
		Inc.	1,764,081	0.1

73,450		Murphy Oil Corp.	4,822,727	0.3

109,100		Nabors Industries Ltd.	2,688,224	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING RUSSELLTM MID CAP INDEX PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Energy: (continued)
51,050		Newfield Exploration Co.	$3,472,421	0.2

66,950		Noble Energy, Inc.	6,000,729	0.4

41,200		Oceaneering
		International, Inc.	1,668,600	0.1

19,450		Oil States International,
		Inc.	1,554,250	0.1

58,600		Patterson-UTI Energy,
		Inc.	1,852,346	0.1

102,800	S	Peabody Energy Corp.	6,055,948	0.4

115,300		PetroHawk Energy Corp.	2,844,451	0.2

44,350		Pioneer Natural
		Resources Co.	3,972,430	0.2

53,550		Plains Exploration &
		Production Co.	2,041,326	0.1

67,050		QEP Resources, Inc.	2,804,702	0.2

44,850	L	Quicksilver Resources,
		Inc.	661,986	0.0

61,000		Range Resources Corp.	3,385,500	0.2

48,350		Rowan Cos., Inc.	1,876,463	0.1

16,300	L	RPC, Inc.	400,002	0.0

155,650	S	SandRidge Energy, Inc.	1,659,229	0.1

8,200		SEACOR Holdings, Inc.	819,672	0.0

24,200		SM Energy Co.	1,778,216	0.1

47,350		Southern Union Co.	1,901,102	0.1

246,700		Spectra Energy Corp.	6,762,047	0.4

45,950	L	Sunoco, Inc.	1,916,574	0.1

30,200		Superior Energy Services	1,121,628	0.1

15,850		Teekay Shipping Corp.	489,448	0.0

54,550		Tesoro Corp.	1,249,740	0.1

19,700		Tidewater, Inc.	1,060,057	0.1

58,000		Ultra Petroleum Corp.	2,656,400	0.2

15,850		Unit Corp.	965,740	0.1

216,500	S	Valero Energy Corp.	5,535,905	0.3

44,500		Whiting Petroleum Corp.	2,532,495	0.1

			135,321,910	8.1

		Financials: 18.4%
19,750		Affiliated Managers
		Group, Inc.	2,003,638	0.1

23,400		Alexandria Real Estate
		Equities, Inc.	1,811,628	0.1

2,521		Alleghany Corp.	839,770	0.0

14,350	@	Allied World Assurance
		Co.	826,273	0.0

48,900		American Capital Agency
		Corp.	1,423,479	0.1

133,800	@	American Capital Ltd.	1,328,634	0.1

30,500		American Financial
		Group, Inc.	1,088,545	0.1

2,600		American National
		Insurance	201,500	0.0

92,000	S	Ameriprise Financial, Inc.	5,306,560	0.3

308,650		Annaly Capital
		Management, Inc.	5,568,046	0.3

125,434	S	AON Corp.	6,434,764	0.4

45,312		Apartment Investment &
		Management Co.	1,156,815	0.1

50,050		Arch Capital Group Ltd.	1,597,596	0.1

77,700		Ares Capital Corp.	1,248,639	0.1

41,900		Arthur J. Gallagher & Co.	1,195,826	0.1

26,900		Aspen Insurance
		Holdings Ltd.	$692,137	0.0

65,750		Associated Banc-Corp.	913,925	0.1

36,650		Assurant, Inc.	1,329,296	0.1

69,900		Assured Guaranty Ltd.	1,140,069	0.1

33,140		AvalonBay Communities,
		Inc.	4,255,176	0.3

49,100		Axis Capital Holdings Ltd.	1,520,136	0.1

18,100	L	Bank of Hawaii Corp.	842,012	0.0

12,700		BankUnited, Inc.	337,058	0.0

9,750		BOK Financial Corp.	534,008	0.0

55,250		Boston Properties, Inc.	5,865,340	0.4

51,350		Brandywine Realty Trust	595,147	0.0

28,300		BRE Properties, Inc.	1,411,604	0.1

44,150		Brown & Brown, Inc.	1,132,889	0.1

26,600		Camden Property Trust	1,692,292	0.1

122,550	S	CapitalSource, Inc.	790,447	0.0

63,596		Capitol Federal Financial,
		Inc.	747,889	0.0

110,950		CB Richard Ellis Group,
		Inc.	2,785,955	0.2

20,000		CBOE Holdings, Inc.	492,000	0.0

389,900	S	Chimera Investment
		Corp.	1,349,054	0.1

55,550		Cincinnati Financial Corp.	1,620,949	0.1

76,100		CIT Group, Inc.	3,368,186	0.2

17,650		City National Corp.	957,512	0.1

10,150		CNA Financial Corp.	294,857	0.0

67,100		Comerica, Inc.	2,319,647	0.1

28,055		Commerce Bancshares,
		Inc.	1,206,365	0.1

27,387		CommonWealth REIT	707,680	0.0

27,000		Corporate Office
		Properties Trust SBI MD	839,970	0.0

20,200	L	Cullen/Frost Bankers, Inc.	1,148,370	0.1

82,000		Developers Diversified
		Realty Corp.	1,156,200	0.1

36,100	L	Digital Realty Trust, Inc.	2,230,258	0.1

207,050		Discover Financial
		Services	5,538,587	0.3

47,250		Douglas Emmett, Inc.	939,802	0.1

95,950		Duke Realty Corp.	1,344,259	0.1

95,200		E*Trade Financial Corp.	1,313,760	0.1

56,400		East-West Bancorp., Inc.	1,139,844	0.1

45,050	L	Eaton Vance Corp.	1,361,861	0.1

15,400		Endurance Specialty
		Holdings Ltd.	636,482	0.0

111,850		Equity Residential	6,711,000	0.4

10,500		Erie Indemnity Co.	742,560	0.0

12,350		Essex Property Trust, Inc.	1,670,831	0.1

17,400		Everest Re Group Ltd.	1,422,450	0.1

23,600		Federal Realty
		Investment Trust	2,010,248	0.1

34,350	L	Federated Investors, Inc.	818,904	0.0

84,750	L	Fidelity National Title
		Group, Inc.	1,333,965	0.1

348,650		Fifth Third Bancorp.	4,445,288	0.3

2,100		First Citizens
		BancShares, Inc.	393,162	0.0

99,959		First Horizon National
		Corp.	953,609	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING RUSSELLTM MID CAP INDEX PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Financials: (continued)
115,100		First Niagara Financial
		Group, Inc.	$1,519,320	0.1

27,900	L	First Republic Bank	900,612	0.1

52,100		Forest City Enterprises,
		Inc.	972,707	0.1

75,650	S	Fulton Financial Corp.	810,212	0.0

213,881		General Growth
		Properties, Inc.	3,569,674	0.2

186,100		Genworth Financial, Inc.	1,913,108	0.1

8,400		Green Dot Corp.	285,432	0.0

11,300	L	Greenhill & Co., Inc.	608,166	0.0

17,200		Hanover Insurance
		Group, Inc.	648,612	0.0

169,000		Hartford Financial
		Services Group, Inc.	4,456,530	0.3

43,150		HCC Insurance Holdings,
		Inc.	1,359,225	0.1

154,150		HCP, Inc.	5,655,764	0.3

67,050		Health Care Real Estate
		Investment Trust, Inc.	3,515,432	0.2

46,900		Hospitality Properties
		Trust	1,137,325	0.1

260,424		Host Hotels & Resorts,
		Inc.	4,414,187	0.3

8,106	@	Howard Hughes Corp.	527,214	0.0

179,700	S	Hudson City Bancorp.,
		Inc.	1,471,743	0.1

327,700	S	Huntington Bancshares,
		Inc.	2,149,712	0.1

13,900		Interactive Brokers
		Group, Inc.	217,535	0.0

27,900		IntercontinentalExchange,
		Inc.	3,479,409	0.2

175,400		Invesco Ltd.	4,104,360	0.2

70,750		Janus Capital Group, Inc.	667,880	0.0

51,250		Jefferies Group, Inc.	1,045,500	0.1

16,300		Jones Lang LaSalle, Inc.	1,537,090	0.1

360,950	S	Keycorp	3,006,714	0.2

154,450		Kimco Realty Corp.	2,878,948	0.2

42,100		Lazard Ltd.	1,561,910	0.1

56,450		Legg Mason, Inc.	1,849,302	0.1

74,950	L	Leucadia National Corp.	2,555,795	0.2

43,700		Liberty Property Trust	1,423,746	0.1

118,950		Lincoln National Corp.	3,388,886	0.2

13,000	@	LPL Investment Holdings,
		Inc.	444,730	0.0

47,610		M&T Bank Corp.	4,187,299	0.2

49,698		Macerich Co.	2,658,843	0.2

33,000		Mack-Cali Realty Corp.	1,087,020	0.1

3,680		Markel Corp.	1,460,261	0.1

208,150	S	Marsh & McLennan Cos.,
		Inc.	6,492,198	0.4

201,450	S	Marshall & Ilsley Corp.	1,605,556	0.1

56,050	@,L	MBIA, Inc.	487,074	0.0

10,150		Mercury General Corp.	400,823	0.0

75,650		Moody’s Corp.	2,901,178	0.2

45,650		MSCI, Inc. - Class A	1,720,092	0.1

46,950		Nasdaq Stock Market,
		Inc.	1,187,835	0.1

48,050		Nationwide Health
		Properties, Inc.	1,989,751	0.1

166,000		New York Community
		Bancorp., Inc.	$2,488,340	0.1

82,400		Northern Trust Corp.	3,787,104	0.2

99,400		NYSE Euronext	3,406,438	0.2

98,400		Old Republic International
		Corp.	1,156,200	0.1

25,600		PartnerRe Ltd.	1,762,560	0.1

135,850		People’s United Financial,
		Inc.	1,825,824	0.1

65,600	L	Piedmont Office Realty
		Trust, Inc.	1,337,584	0.1

61,450		Plum Creek Timber Co.,
		Inc.	2,491,183	0.1

388,700	S	Popular, Inc.	1,072,812	0.1

121,950		Principal Financial Group,
		Inc.	3,709,719	0.2

248,900		Progressive Corp.	5,321,482	0.3

161,040		ProLogis, Inc.	5,771,674	0.3

32,500		Protective Life Corp.	751,725	0.0

38,700		Raymond James
		Financial, Inc.	1,244,205	0.1

30,800		Rayonier, Inc.	2,012,780	0.1

48,100		Realty Income Corp.	1,610,869	0.1

34,100		Regency Centers Corp.	1,499,377	0.1

476,950	S	Regions Financial Corp.	2,957,090	0.2

28,100		Reinsurance Group of
		America, Inc.	1,710,166	0.1

19,600		RenaissanceRe Holdings
		Ltd.	1,371,020	0.1

55,250		SEI Investments Co.	1,243,677	0.1

53,900		Senior Housing
		Properties Trust	1,261,799	0.1

30,700		SL Green Realty Corp.	2,544,109	0.2

200,200		SLM Corp.	3,365,362	0.2

24,700	L	St Joe Co.	514,748	0.0

17,150		Stancorp Financial Group,
		Inc.	723,558	0.0

203,800		SunTrust Bank	5,258,040	0.3

298,400	S	Synovus Financial Corp.	620,672	0.0

98,550		T. Rowe Price Group, Inc.	5,946,507	0.4

21,200		Taubman Centers, Inc.	1,255,040	0.1

60,350		TCF Financial Corp.	832,830	0.0

83,050		TD Ameritrade Holding
		Corp.	1,620,305	0.1

30,250	S	TFS Financial Corp.	292,820	0.0

28,900		Torchmark Corp.	1,853,646	0.1

23,750		Transatlantic Holdings,
		Inc.	1,163,987	0.1

72,068		UDR, Inc.	1,769,269	0.1

18,950		Unitrin, Inc.	562,246	0.0

116,850		UnumProvident Corp.	2,977,338	0.2

29,300	@	Validus Holdings Ltd.	906,835	0.1

64,454	L	Valley National Bancorp.	877,219	0.1

58,350		Ventas, Inc.	3,075,629	0.2

69,950	S	Vornado Realty Trust	6,517,941	0.4

32,750		Waddell & Reed
		Financial, Inc.	1,190,463	0.1

42,150		Washington Federal, Inc.	692,525	0.0

45,900	L	Weingarten Realty
		Investors	1,154,844	0.1

204,432		Weyerhaeuser Co.	4,468,884	0.3

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING RUSSELLTM MID CAP INDEX PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Financials: (continued)
2,630		White Mountains
		Insurance Group Ltd.	$1,105,021	0.1

43,400		WR Berkley Corp.	1,407,896	0.1

117,400		XL Group PLC	2,580,452	0.2

69,750		Zions Bancorp.	1,674,698	0.1

			306,085,975	18.4

		Health Care: 10.1%
132,100		Agilent Technologies, Inc.	6,751,631	0.4

32,400		Alere, Inc.	1,186,488	0.1

69,800		Alexion Pharmaceuticals,
		Inc.	3,282,694	0.2

72,200		Allscripts Healthcare
		Solutions, Inc.	1,402,124	0.1

16,600		AMERIGROUP Corp.	1,169,802	0.1

104,000		AmerisourceBergen Corp.	4,305,600	0.3

49,650		Amylin Pharmaceuticals,
		Inc.	663,324	0.0

42,150		BioMarin
		Pharmaceuticals, Inc.	1,146,901	0.1

7,500		Bio-Rad Laboratories, Inc.	895,200	0.1

580,100	S	Boston Scientific Corp.	4,008,491	0.2

37,000	@	Brookdale Senior Living,
		Inc.	897,250	0.1

32,200		Bruker BioSciences Corp.	655,592	0.0

84,800		CareFusion Corp.	2,304,016	0.1

16,200		Catalyst Health Solutions,
		Inc.	904,284	0.1

28,900		Cephalon, Inc.	2,309,110	0.1

54,000		Cerner Corp.	3,299,940	0.2

19,600		Charles River
		Laboratories International,
		Inc.	796,740	0.0

102,700		Cigna Corp.	5,281,861	0.3

36,050		Community Health
		Systems, Inc.	925,764	0.1

17,550		Cooper Cos., Inc.	1,390,662	0.1

23,000		Covance, Inc.	1,365,510	0.1

56,300		Coventry Health Care,
		Inc.	2,053,261	0.1

32,550		CR Bard, Inc.	3,575,943	0.2

36,250		DaVita, Inc.	3,139,612	0.2

55,400		Dendreon Corp.	2,184,976	0.1

53,400		Densply International, Inc.	2,033,472	0.1

43,500		Edwards Lifesciences
		Corp.	3,792,330	0.2

11,000		Emdeon, Inc.	144,320	0.0

44,250		Endo Pharmaceuticals
		Holdings, Inc.	1,777,523	0.1

108,600		Forest Laboratories, Inc.	4,272,324	0.3

18,200		Gen-Probe, Inc.	1,258,530	0.1

96,050	S	Health Management
		Associates, Inc.	1,035,419	0.1

34,350		Health Net, Inc.	1,102,291	0.1

35,000		Henry Schein, Inc.	2,505,650	0.1

24,000		Hill-Rom Holdings, Inc.	1,104,960	0.1

99,250		Hologic, Inc.	2,001,873	0.1

63,650		Hospira, Inc.	3,606,409	0.2

72,000		Human Genome
		Sciences, Inc.	1,766,880	0.1

63,900		Humana, Inc.	5,146,506	0.3

21,800	L	Idexx Laboratories, Inc.	$1,690,808	0.1

46,750	L	Illumina, Inc.	3,513,263	0.2

14,950		Intuitive Surgical, Inc.	5,563,045	0.3

24,200		Kinetic Concepts, Inc.	1,394,646	0.1

38,000		Laboratory Corp. of
		America Holdings	3,678,020	0.2

67,861		Life Technologies Corp.	3,533,522	0.2

19,900		LifePoint Hospitals, Inc.	777,692	0.0

35,900		Lincare Holdings, Inc.	1,050,793	0.1

18,250		Mednax, Inc.	1,317,468	0.1

12,200		Mettler Toledo
		International, Inc.	2,057,774	0.1

166,700		Mylan Laboratories	4,112,489	0.2

32,500	L	Myriad Genetics, Inc.	738,075	0.0

43,950		Omnicare, Inc.	1,401,565	0.1

44,050		Pall Corp.	2,476,932	0.1

39,150		Patterson Cos., Inc.	1,287,643	0.1

42,750		PerkinElmer, Inc.	1,150,402	0.1

31,500		Perrigo Co.	2,767,905	0.2

37,950		Pharmaceutical Product
		Development, Inc.	1,018,578	0.1

14,100		Pharmasset, Inc.	1,582,020	0.1

88,700	L	Qiagen NV	1,687,074	0.1

59,750		Quest Diagnostics	3,531,225	0.2

27,700	L	Regeneron
		Pharmaceuticals, Inc.	1,570,867	0.1

58,100	L	Resmed, Inc.	1,798,195	0.1

21,200		Sirona Dental Systems,
		Inc.	1,125,720	0.1

23,500		SXC Health Solutions
		Corp.	1,384,620	0.1

14,150		Techne Corp.	1,179,685	0.1

15,250		Teleflex, Inc.	931,165	0.1

185,750	S	Tenet Healthcare Corp.	1,159,080	0.1

21,700		Thoratec Corp.	712,194	0.0

19,600		United Therapeutics
		Corp.	1,079,960	0.1

34,300		Universal Health
		Services, Inc.	1,767,479	0.1

44,450		Varian Medical Systems,
		Inc.	3,112,389	0.2

32,850		VCA Antech, Inc.	696,420	0.0

78,200	L	Vertex Pharmaceuticals,
		Inc.	4,065,618	0.2

64,400		Warner Chilcott PLC	1,553,972	0.1

34,750		Waters Corp.	3,326,965	0.2

48,050		Watson Pharmaceuticals,
		Inc.	3,302,477	0.2

72,900		Zimmer Holdings, Inc.	4,607,280	0.3

			167,150,288	10.1

		Industrials: 12.4%
45,250		Aecom Technology Corp.	1,237,135	0.1

36,000		AGCO Corp.	1,776,960	0.1

13,200		Air Lease Corp.	320,628	0.0

15,750		Alexander & Baldwin, Inc.	758,520	0.0

12,700		Alliant Techsystems, Inc.	905,891	0.1

61,075		Ametek, Inc.	2,742,268	0.2

126,500	@,S	AMR Corp.	683,100	0.0

8,000		Armstrong World
		Industries, Inc.	364,480	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING RUSSELLTM MID CAP INDEX PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Industrials: (continued)
40,550		Avery Dennison Corp.	$1,566,447	0.1

44,575		Babcock & Wilcox Co.	1,235,173	0.1

36,850		BE Aerospace, Inc.	1,503,849	0.1

28,700		Bucyrus International, Inc.	2,630,642	0.2

23,200		Carlisle Cos., Inc.	1,142,136	0.1

62,850		CH Robinson Worldwide,
		Inc.	4,955,094	0.3

37,900		Chicago Bridge & Iron Co.
		NV	1,474,310	0.1

47,950		Cintas Corp.	1,583,788	0.1

10,100	@	CNH Global NV	390,365	0.0

21,050		Con-way, Inc.	816,950	0.0

62,600		Cooper Industries PLC	3,735,342	0.2

12,300		Copa Holdings S.A.	820,902	0.0

22,600	L	Copart, Inc.	1,053,160	0.1

40,750		Corrections Corp. of
		America	882,237	0.1

45,950		Covanta Holding Corp.	757,715	0.0

18,500		Crane Co.	914,085	0.1

320,962	@	Delta Airlines, Inc.	2,943,222	0.2

29,000		Donaldson Co., Inc.	1,759,720	0.1

70,850		Dover Corp.	4,803,630	0.3

18,800		Dun & Bradstreet Corp.	1,420,152	0.1

129,500	S	Eaton Corp.	6,662,775	0.4

46,750		Equifax, Inc.	1,623,160	0.1

80,550		Expeditors International
		Washington, Inc.	4,123,354	0.2

111,900	L	Fastenal Co.	4,027,281	0.2

21,200		Flowserve Corp.	2,329,668	0.1

66,150		Fluor Corp.	4,277,259	0.3

19,800		Gardner Denver, Inc.	1,664,190	0.1

17,650		GATX Corp.	655,168	0.0

19,800		General Cable Corp.	843,084	0.0

47,350		Goodrich Corp.	4,521,925	0.3

23,000		Graco, Inc.	1,165,180	0.1

48,600	@	GrafTech International
		Ltd.	985,122	0.1

30,650		Harsco Corp.	999,190	0.1

92,750		Hertz Global Holdings,
		Inc.	1,472,870	0.1

22,900		Hubbell, Inc.	1,487,355	0.1

18,500		Huntington Ingalls
		Industries, Inc.	638,250	0.0

31,450		IDEX Corp.	1,441,983	0.1

18,750	@	IHS, Inc.	1,564,125	0.1

125,700		Ingersoll-Rand PLC	5,708,037	0.3

68,450		Iron Mountain, Inc.	2,333,460	0.1

69,850		ITT Corp.	4,116,260	0.2

48,150		Jacobs Engineering
		Group, Inc.	2,082,487	0.1

34,700		JB Hunt Transport
		Services, Inc.	1,634,023	0.1

39,750		Joy Global, Inc.	3,785,790	0.2

41,700		Kansas City Southern	2,474,061	0.1

10,900		KAR Holdings, Inc.	206,119	0.0

57,500		KBR, Inc.	2,167,175	0.1

31,100		Kennametal, Inc.	1,312,731	0.1

20,400		Kirby Corp.	1,156,068	0.1

40,250		L-3 Communications
		Holdings, Inc.	3,519,863	0.2

18,200		Landstar System, Inc.	845,936	0.0

20,250		Lennox International, Inc.	$872,168	0.0

32,000		Lincoln Electric Holdings,
		Inc.	1,147,200	0.1

50,050		Manitowoc Co., Inc.	842,842	0.0

31,200		Manpower, Inc.	1,673,880	0.1

135,900		Masco Corp.	1,634,877	0.1

16,850		MSC Industrial Direct Co.	1,117,324	0.1

27,500	@	Navistar International
		Corp.	1,552,650	0.1

30,600	@	Nielsen Holdings NV	953,496	0.1

23,000		Nordson Corp.	1,261,550	0.1

34,600		Oshkosh Truck Corp.	1,001,324	0.1

47,400		Owens Corning, Inc.	1,770,390	0.1

61,600		Parker Hannifin Corp.	5,527,984	0.3

37,350		Pentair, Inc.	1,507,446	0.1

69,450	L	Pitney Bowes, Inc.	1,596,655	0.1

14,800		Polypore International,
		Inc.	1,004,032	0.1

81,850		Quanta Services, Inc.	1,653,370	0.1

14,700		Regal-Beloit Corp.	981,519	0.1

121,810		Republic Services, Inc.	3,757,839	0.2

55,800		Robert Half International,
		Inc.	1,508,274	0.1

54,800		Rockwell Automation, Inc.	4,754,448	0.3

58,450		Rockwell Collins, Inc.	3,605,780	0.2

36,400		Roper Industries, Inc.	3,032,120	0.2

78,750		RR Donnelley & Sons Co.	1,544,287	0.1

19,500		Ryder System, Inc.	1,108,575	0.1

27,450		Shaw Group, Inc.	829,264	0.0

22,100		Snap-On, Inc.	1,380,808	0.1

300,500		Southwest Airlines Co.	3,431,710	0.2

44,550	@	Spirit Aerosystems
		Holdings, Inc.	980,100	0.1

19,400		SPX Corp.	1,603,604	0.1

63,777		Stanley Black & Decker,
		Inc.	4,595,133	0.3

32,550		Stericycle, Inc.	2,900,856	0.2

41,650		Terex Corp.	1,184,942	0.1

104,950		Textron, Inc.	2,477,870	0.1

19,900		Thomas & Betts Corp.	1,071,615	0.1

33,150		Timken Co.	1,670,760	0.1

11,800		Toro Co.	713,900	0.0

21,800		Towers Watson & Co.	1,432,478	0.1

19,000		TransDigm Group, Inc.	1,732,610	0.1

30,300		Trinity Industries, Inc.	1,056,864	0.1

125,990	L	United Continental
		Holdings, Inc.	2,851,154	0.2

29,850		URS Corp.	1,335,489	0.1

38,950		UTI Worldwide, Inc.	766,926	0.0

8,600		Valmont Industries, Inc.	828,954	0.0

45,200		Verisk Analytics, Inc.	1,564,824	0.1

25,600		WABCO Holdings, Inc.	1,767,936	0.1

18,300		Wabtec Corp.	1,202,676	0.1

43,100		Waste Connections, Inc.	1,367,563	0.1

16,350	@	Wesco International, Inc.	884,372	0.1

21,600		WW Grainger, Inc.	3,318,840	0.2

			205,363,128	12.4

		Information Technology: 13.4%
20,300		Acme Packet, Inc.	1,423,639	0.1

160,700		Activision Blizzard, Inc.	1,876,976	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING RUSSELLTM MID CAP INDEX PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Information Technology: (continued)
233,300	S	Advanced Micro Devices,
		Inc.	$1,630,767	0.1

70,900		Akamai Technologies,
		Inc.	2,231,223	0.1

19,350	L	Alliance Data Systems
		Corp.	1,820,255	0.1

122,300	L	Altera Corp.	5,668,605	0.3

70,450		Amdocs Ltd.	2,140,976	0.1

66,850		Amphenol Corp.	3,609,232	0.2

113,800		Analog Devices, Inc.	4,454,132	0.3

34,850		Ansys, Inc.	1,905,250	0.1

40,500		AOL, Inc.	804,330	0.1

36,600		Ariba, Inc.	1,261,602	0.1

43,850	L	Arrow Electronics, Inc.	1,819,775	0.1

173,700		Atmel Corp.	2,443,959	0.2

87,200		Autodesk, Inc.	3,365,920	0.2

72,600		Avago Technologies Ltd.	2,758,800	0.2

58,000		Avnet, Inc.	1,849,040	0.1

18,250		AVX Corp.	278,130	0.0

67,150		BMC Software, Inc.	3,673,105	0.2

8,900		Booz Allen Hamilton
		Holding Corp.	170,079	0.0

46,850		Broadridge Financial
		Solutions ADR	1,127,679	0.1

179,400	S	Brocade Communications
		Systems, Inc.	1,158,924	0.1

145,600		CA, Inc.	3,325,504	0.2

102,050	S	Cadence Design
		Systems, Inc.	1,077,648	0.1

36,050	L	Ciena Corp.	662,599	0.0

71,350		Citrix Systems, Inc.	5,708,000	0.3

58,900		Computer Sciences Corp.	2,235,844	0.1

82,900		Compuware Corp.	809,104	0.1

36,800		CoreLogic, Inc.	614,928	0.0

41,600	L	Cree, Inc.	1,397,344	0.1

63,700		Cypress Semiconductor
		Corp.	1,346,618	0.1

24,800		Diebold, Inc.	769,048	0.1

20,200		Dolby Laboratories, Inc.	857,692	0.1

13,350		DST Systems, Inc.	704,880	0.0

14,550	@	EchoStar Holding Corp.	530,057	0.0

126,200		Electronic Arts, Inc.	2,978,320	0.2

17,800		Equinix, Inc.	1,798,156	0.1

30,750		F5 Networks, Inc.	3,390,187	0.2

17,550		Factset Research
		Systems, Inc.	1,795,716	0.1

48,450		Fairchild Semiconductor
		International, Inc.	809,599	0.1

99,555		Fidelity National
		Information Services, Inc.	3,065,298	0.2

22,600	L	First Solar, Inc.	2,989,302	0.2

54,550		Fiserv, Inc.	3,416,467	0.2

5,600	@	FleetCor Technologies,
		Inc.	165,984	0.0

60,650		Flir Systems, Inc.	2,044,511	0.1

45,500		Fortinet, Inc.	1,241,695	0.1

16,500	L	Freescale Semiconductor
		Holdings Ltd.	303,435	0.0

36,900		Gartner, Inc.	1,486,701	0.1

47,800		Genpact Ltd.	824,072	0.1

30,400		Global Payments, Inc.	1,550,400	0.1

48,250		Harris Corp.	$2,174,145	0.1

30,550	@,L	IAC/InterActiveCorp	1,166,093	0.1

40,100		Informatica Corp.	2,343,043	0.1

61,100		Ingram Micro, Inc.	1,108,354	0.1

26,500		International Rectifier
		Corp.	741,205	0.0

47,650	L	Intersil Corp.	612,302	0.0

114,850		Intuit, Inc.	5,956,121	0.4

10,400	@	IPG Photonics Corp.	756,184	0.0

15,400		Itron, Inc.	741,664	0.0

73,150		Jabil Circuit, Inc.	1,477,630	0.1

86,050		JDS Uniphase Corp.	1,433,593	0.1

63,700		KLA-Tencor Corp.	2,578,576	0.2

47,250		Lam Research Corp.	2,092,230	0.1

32,700		Lender Processing
		Services, Inc.	683,757	0.0

30,100		Lexmark International,
		Inc.	880,726	0.1

86,400		Linear Technology Corp.	2,852,928	0.2

3,400	@	LinkedIn Corp.	306,306	0.0

229,950	S	LSI Logic Corp.	1,637,244	0.1

192,850		Marvell Technology
		Group Ltd.	2,847,430	0.2

112,100		Maxim Integrated
		Products	2,865,276	0.2

87,450		MEMC Electronic
		Materials, Inc.	745,949	0.0

72,250	L	Microchip Technology,
		Inc.	2,738,998	0.2

329,200	S	Micron Technology, Inc.	2,462,416	0.2

30,800		Micros Systems, Inc.	1,531,068	0.1

51,250		Molex, Inc.	1,320,713	0.1

49,050		Monster Worldwide, Inc.	719,073	0.0

99,000		Motorola Mobility
		Holdings, Inc.	2,181,960	0.1

34,450		National Instruments
		Corp.	1,022,820	0.1

95,450		National Semiconductor
		Corp.	2,349,024	0.1

60,200		NCR Corp.	1,137,178	0.1

28,000		NeuStar, Inc.	733,600	0.0

33,950		Novellus Systems, Inc.	1,226,953	0.1

90,450		Nuance Communications,
		Inc.	1,941,961	0.1

227,850		Nvidia Corp.	3,630,790	0.2

168,900		ON Semiconductor Corp.	1,768,383	0.1

122,600		Paychex, Inc.	3,766,272	0.2

88,700	S	PMC - Sierra, Inc.	671,459	0.0

33,500		Polycom, Inc.	2,154,050	0.1

39,750		QLogic Corp.	632,820	0.0

39,100		Rackspace Hosting, Inc.	1,671,134	0.1

73,250		Red Hat, Inc.	3,362,175	0.2

58,300		Riverbed Technolgoy, Inc.	2,308,097	0.1

42,900		Rovi Corp.	2,460,744	0.2

109,500		SAIC, Inc.	1,841,790	0.1

90,500		Sandisk Corp.	3,755,750	0.2

16,850		Silicon Laboratories, Inc.	695,231	0.0

71,800		Skyworks Solutions, Inc.	1,649,964	0.1

26,800		Solera Holdings, Inc.	1,585,488	0.1

20,489	@,L	Sunpower Corp. - Class A	396,052	0.0

55,700		Synopsys, Inc.	1,432,047	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING RUSSELLTM MID CAP INDEX PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Information Technology: (continued)
17,700		Tech Data Corp.	$865,353	0.1

137,750	S	Tellabs, Inc.	635,028	0.0

64,050		Teradata Corp.	3,855,810	0.2

70,450		Teradyne, Inc.	1,042,660	0.1

63,000		TIBCO Software, Inc.	1,828,260	0.1

61,550		Total System Services,
		Inc.	1,143,599	0.1

46,550		Trimble Navigation Ltd.	1,845,242	0.1

28,600		Varian Semiconductor
		Equipment Associates,
		Inc.	1,757,184	0.1

33,900		Verifone Holdings, Inc.	1,503,465	0.1

63,950		VeriSign, Inc.	2,139,767	0.1

57,750	L	Vishay Intertechnology,
		Inc.	868,560	0.1

16,300		VistaPrint NV	779,955	0.1

22,410		WebMD Health Corp.	1,021,448	0.1

88,200		Western Digital Corp.	3,208,716	0.2

240,000	S	Western Union Co.	4,807,200	0.3

531,817		Xerox Corp.	5,536,215	0.3

100,800	L	Xilinx, Inc.	3,676,176	0.2

20,700		Zebra Technologies Corp.	872,919	0.1

			221,907,830	13.4

		Materials: 6.7%
29,750		Airgas, Inc.	2,083,690	0.1

41,850		AK Steel Holding Corp.	659,556	0.0

34,800		Albemarle Corp.	2,408,160	0.1

40,250		Allegheny Technologies,
		Inc.	2,554,668	0.1

33,900		Allied Nevada Gold Corp.	1,199,043	0.1

25,500		Aptargroup, Inc.	1,334,670	0.1

30,000		Ashland, Inc.	1,938,600	0.1

63,800		Ball Corp.	2,453,748	0.1

39,950		Bemis Co.	1,349,511	0.1

24,900		Cabot Corp.	992,763	0.1

16,750		Carpenter Technology
		Corp.	966,140	0.1

59,250		Celanese Corp.	3,158,617	0.2

27,183		CF Industries Holdings,
		Inc.	3,851,016	0.2

51,450		Cliffs Natural Resources,
		Inc.	4,756,552	0.3

43,850		Commercial Metals Co.	629,247	0.0

12,500		Compass Minerals
		International, Inc.	1,075,875	0.1

59,150		Crown Holdings, Inc.	2,296,203	0.1

18,700		Cytec Industries, Inc.	1,069,453	0.1

15,600		Domtar Corp.	1,477,632	0.1

27,000		Eastman Chemical Co.	2,755,890	0.2

88,050		Ecolab, Inc.	4,964,259	0.3

27,200		FMC Corp.	2,339,744	0.1

14,500		Greif, Inc. - Class A	942,935	0.1

73,150		Huntsman Corp.	1,378,877	0.1

30,500		International Flavors &
		Fragrances, Inc.	1,959,320	0.1

165,950		International Paper Co.	4,948,629	0.3

19,900	L	Intrepid Potash, Inc.	646,750	0.0

8,300		Kronos Worldwide, Inc.	261,035	0.0

24,400		Lubrizol Corp.	3,276,188	0.2

17,350		Martin Marietta Materials,
		Inc.	$1,387,480	0.1

64,350		MeadWestvaco Corp.	2,143,499	0.1

21,300		Molycorp, Inc.	1,300,578	0.1

52,600		Nalco Holding Co.	1,462,806	0.1

120,000		Nucor Corp.	4,946,400	0.3

62,250		Owens-Illinois, Inc.	1,606,673	0.1

38,750		Packaging Corp. of
		America	1,084,613	0.1

60,050		PPG Industries, Inc.	5,451,940	0.3

28,400		Reliance Steel &
		Aluminum Co.	1,410,060	0.1

26,300		Rock-Tenn Co.	1,744,742	0.1

26,000		Rockwood Holdings, Inc.	1,437,540	0.1

20,600		Royal Gold, Inc.	1,206,542	0.1

49,550		RPM International, Inc.	1,140,641	0.1

8,350		Schnitzer Steel Industries,
		Inc.	480,960	0.0

17,250		Scotts Miracle-Gro Co.	885,098	0.0

60,750		Sealed Air Corp.	1,445,242	0.1

34,050		Sherwin-Williams Co.	2,855,773	0.2

46,250		Sigma-Aldrich Corp.	3,393,825	0.2

18,800		Silgan Holdings, Inc.	770,236	0.0

46,400		Solutia, Inc.	1,060,240	0.1

37,850		Sonoco Products Co.	1,345,189	0.1

82,850		Steel Dynamics, Inc.	1,346,312	0.1

41,150		Temple-Inland, Inc.	1,223,801	0.1

32,450		Titanium Metals Corp.	594,484	0.0

54,600		United States Steel Corp.	2,513,784	0.1

36,450		Valspar Corp.	1,314,387	0.1

49,000	L	Vulcan Materials Co.	1,887,970	0.1

23,600	L	Walter Industries, Inc.	2,732,880	0.2

7,600		Westlake Chemical Corp.	394,440	0.0

27,900	@	WR Grace & Co.	1,273,077	0.1

			111,569,983	6.7

		Telecommunication Services: 1.2%
68,500	@,L,S	Clearwire Corp.	258,930	0.0

110,200		Crown Castle
		International Corp.	4,495,058	0.3

377,700	S	Frontier Communications
		Corp.	3,048,039	0.2

647,150	S	Level 3 Communications,
		Inc.	1,579,046	0.1

105,350		MetroPCS
		Communications, Inc.	1,813,073	0.1

64,600		NII Holdings, Inc.	2,737,748	0.2

43,000		SBA Communications
		Corp.	1,642,170	0.1

34,350		Telephone & Data
		Systems, Inc.	1,067,598	0.0

57,200		TW Telecom, Inc.	1,174,316	0.1

5,500	@	United States Cellular
		Corp.	266,310	0.0

193,500		Windstream Corp.	2,507,760	0.1

			20,590,048	1.2

		Utilities: 6.2%
249,300		AES Corp.	3,176,082	0.2

29,700	L	AGL Resources, Inc.	1,209,087	0.1

42,100		Alliant Energy Corp.	1,711,786	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING RUSSELLTM MID CAP INDEX PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Utilities: (continued)
91,550		Ameren Corp.	$2,640,302	0.1

66,500		American Water Works
		Co., Inc.	1,958,425	0.1

52,450		Aqua America, Inc.	1,152,851	0.1

34,300		Atmos Energy Corp.	1,140,475	0.1

133,100		Calpine Corp.	2,146,903	0.1

161,400		CenterPoint Energy, Inc.	3,123,090	0.2

95,750		CMS Energy Corp.	1,885,318	0.1

111,050		Consolidated Edison, Inc.	5,912,302	0.3

70,650		Constellation Energy
		Group, Inc.	2,681,874	0.1

44,350		DPL, Inc.	1,337,596	0.1

64,250		DTE Energy Co.	3,213,785	0.2

123,700		Edison International	4,793,375	0.3

27,400		Energen Corp.	1,548,100	0.1

67,600		Entergy Corp.	4,615,728	0.3

293,021	S	GenOn Energy, Inc.	1,131,061	0.1

51,550		Great Plains Energy, Inc.	1,068,631	0.1

36,150		Hawaiian Electric
		Industries	869,769	0.0

29,700		Integrys Energy Group,
		Inc.	1,539,648	0.1

19,400		ITC Holdings Corp.	1,392,338	0.1

71,650		MDU Resources Group,
		Inc.	1,612,125	0.1

31,400		National Fuel Gas Co.	2,285,920	0.1

106,150		NiSource, Inc.	2,149,538	0.1

67,100		Northeast Utilities	2,359,907	0.1

91,550		NRG Energy, Inc.	2,250,299	0.1

39,350		NSTAR	1,809,313	0.1

89,500		NV Energy, Inc.	1,373,825	0.1

37,200		OGE Energy Corp.	1,871,904	0.1

40,650		Oneok, Inc.	3,008,506	0.2

85,750		Pepco Holdings, Inc.	1,683,272	0.1

41,350		Pinnacle West Capital
		Corp.	1,843,383	0.1

219,100		PPL Corp.	6,097,553	0.4

111,800		Progress Energy, Inc.	5,367,518	0.3

67,350		Questar Corp.	1,192,769	0.1

43,750		SCANA Corp.	1,722,437	0.1

90,850		Sempra Energy	4,804,148	0.3

81,550		TECO Energy, Inc.	1,540,480	0.1

42,350		UGI Corp.	1,350,542	0.1

31,000		Vectren Corp.	863,660	0.0

43,200		Westar Energy, Inc.	1,162,512	0.1

88,700		Wisconsin Energy Corp.	2,780,745	0.2

183,750		Xcel Energy, Inc.	4,465,125	0.3

			103,844,007	6.2

	Total Common Stock
	(Cost $1,119,428,255)		1,613,884,827	97.1

SHORT-TERM INVESTMENTS: 4.7%
		Securities Lending Collateralcc: 3.1%
50,206,051		BNY Mellon Overnight
		Government Fund(1)	50,206,050	3.0

268,841	R	BNY Institutional Cash
		Reserves Fund, Series
		B(1)(2)	$215,073	0.1

	Total Securities Lending Collateral
	(Cost $50,474,891)		50,421,123	3.1

		Mutual Funds: 1.6%
26,506,000		Blackrock Liquidity Funds
		TempFund Portfolio - Class I
		(Cost $26,506,000)	26,506,000	1.6

	Total Short-Term Investments
	(Cost $76,980,891)		76,927,123	4.7

	Total Investments in Securities
	(Cost $1,196,409,146)*		$1,690,811,950	101.8
	Liabilities in Excess of Other Assets		(29,225,312)	(1.8)

	Net Assets		$1,661,586,638	100.0

@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.
S

All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

R	Restricted Security
L	Loaned security, a portion or all of the security is on loan at June 30, 2011.
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

*	Cost for federal income tax purposes is $1,206,329,440.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$508,523,782
Gross Unrealized Depreciation	(24,041,272)

Net Unrealized appreciation	$484,482,510

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING RUSSELLTM MID CAP INDEX PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011

Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$247,033,570	$–	$–	$247,033,570
Consumer Staples	95,018,088	–	–	95,018,088
Energy	135,318,860	–	3,050	135,321,910
Financials	306,085,975	–	–	306,085,975
Health Care	167,150,288	–	–	167,150,288
Industrials	205,363,128	–	–	205,363,128
Information Technology	221,907,830	–	–	221,907,830
Materials	111,569,983	–	–	111,569,983
Telecommunication Services	20,590,048	–	–	20,590,048
Utilities	103,844,007	–	–	103,844,007

Total Common Stock	1,613,881,777	–	3,050	1,613,884,827

Short-Term Investments	76,712,050	–	215,073	76,927,123

Total Investments, at value	$1,690,593,827	$–	$218,123	$1,690,811,950

Other Financial Instruments+
Futures	957,573	–	–	957,573

Total Assets	$1,691,551,400	$–	$218,123	$1,691,769,523

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

ING RussellTM Mid Cap Index Portfolio Open Futures Contracts on June 30, 2011:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)

Long Contracts
S&P Mid 400 E-Mini	511	09/16/11	$49,899,150	$957,573

			$49,899,150	$957,573

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO	as of June 30, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 97.2%
		Consumer Discretionary: 12.8%
30,510		99 Cents Only Stores	$617,522	0.1

36,800		Aeropostale, Inc.	644,000	0.1

25,580	@	AFC Enterprises	420,791	0.1

9,440		Ambassadors Group,
		Inc.	83,355	0.0

46,660		American Axle &
		Manufacturing
		Holdings, Inc.	530,991	0.1

25,220		American Greetings
		Corp.	606,289	0.1

11,830		American Public
		Education, Inc.	526,553	0.1

7,960	@	America's Car-Mart,
		Inc.	262,680	0.0

20,400	@	Amerigon, Inc.	354,552	0.1

19,380		Ameristar Casinos, Inc.	459,500	0.1

37,020		ANN, Inc.	966,222	0.1

18,690		Arbitron, Inc.	772,458	0.1

12,600		Arctic Cat, Inc.	169,218	0.0

20,580	@	Asbury Automotive
		Group, Inc.	381,347	0.1

43,362		Ascena Retail Group,
		Inc.	1,476,476	0.2

11,660	@	Ascent Media Corp.	617,630	0.1

24,200		Barnes & Noble, Inc.	401,236	0.1

40,100	@,S	Beazer Homes USA,
		Inc.	135,939	0.0

24,060	S	Bebe Stores, Inc.	147,007	0.0

58,800	@	Belo Corp.	442,764	0.1

14,150		Big 5 Sporting Goods
		Corp.	111,219	0.0

871		Biglari Holdings, Inc.	340,605	0.0

11,680		BJ's Restaurants, Inc.	611,565	0.1

7,520	L	Blue Nile, Inc.	330,730	0.0

3,700		Blyth, Inc.	186,295	0.0

20,750		Bob Evans Farms, Inc.	725,628	0.1

17,500	@	Body Central Corp.	411,775	0.1

36,600	@,L	Boyd Gaming Corp.	318,420	0.0

5,800	@	Bravo Brio Restaurant
		Group, Inc.	141,694	0.0

13,550	L	Bridgepoint Education,
		Inc.	338,750	0.0

26,160		Brown Shoe Co., Inc.	278,604	0.0

61,560		Brunswick Corp.	1,255,824	0.2

17,080		Buckle, Inc.	729,316	0.1

12,000	L	Buffalo Wild Wings, Inc.	795,720	0.1

20,980	L	Cabela's, Inc.	569,607	0.1

12,220	S	California Pizza
		Kitchen, Inc.	225,703	0.0

44,250		Callaway Golf Co.	275,235	0.0

11,380	L	Capella Education Co.	476,253	0.1

17,800	@,S	Carrols Restaurant
		Group, Inc.	185,832	0.0

37,590		Carter's, Inc.	1,156,268	0.2

21,220		Cato Corp.	611,136	0.1

4,460	@	Cavco Industries, Inc.	200,700	0.0

14,240	L	CEC Entertainment,
		Inc.	571,166	0.1

13,500		Central European
		Media Enterprises Ltd.	266,625	0.0

75,340	@,S	Charming Shoppes,
		Inc.	$313,414	0.0

38,710		Cheesecake Factory	1,214,333	0.2

4,980		Cherokee, Inc.	85,457	0.0

16,870		Childrens Place Retail
		Stores, Inc.	750,546	0.1

20,680	S	Christopher & Banks
		Corp.	118,910	0.0

6,027		Churchill Downs, Inc.	271,697	0.0

45,720		Cinemark Holdings,
		Inc.	946,861	0.1

13,710	@	Citi Trends, Inc.	206,747	0.0

21,100	L	Coinstar, Inc.	1,150,794	0.2

48,180	L	Collective Brands, Inc.	707,764	0.1

7,610		Columbia Sportswear
		Co.	482,474	0.1

13,820	S	Conn's, Inc.	119,543	0.0

33,490		Cooper Tire & Rubber
		Co.	662,767	0.1

9,250		Core-Mark Holding Co.,
		Inc.	330,225	0.0

64,860	L,S	Corinthian Colleges,
		Inc.	276,304	0.0

16,900	@	Cost Plus, Inc.	169,000	0.0

15,330		Cracker Barrel Old
		Country Store	755,922	0.1

50,070		CROCS, Inc.	1,289,303	0.2

6,790		CSS Industries, Inc.	142,115	0.0

89,010	@	Dana Holding Corp.	1,628,883	0.2

65,160	@,S	Denny's Corp.	252,821	0.0

4,860		Destination Maternity
		Corp.	97,103	0.0

11,300		DineEquity, Inc.	590,651	0.1

28,760		Domino's Pizza, Inc.	725,902	0.1

10,530	@	Dorman Products, Inc.	416,777	0.1

16,110		Drew Industries, Inc.	398,239	0.1

7,525	@	DSW, Inc. - CLASS B	380,840	0.1

183,790	L,S	Eastman Kodak Co.	657,968	0.1

15,400		Entercom
		Communications Corp.	133,672	0.0

14,140		Ethan Allen Interiors,
		Inc.	301,041	0.0

22,750		EW Scripps Co.	219,992	0.0

40,520	@	Exide Technologies	309,573	0.0

23,300		Express, Inc.	507,940	0.1

33,689		Finish Line	720,945	0.1

4,470	@	Fisher
		Communications, Inc.	133,295	0.0

17,890		Fred's, Inc.	258,153	0.0

7,820		Fuel Systems
		Solutions, Inc.	195,109	0.0

38,310	S	Furniture Brands
		International, Inc.	158,603	0.0

21,040	@	Gaylord Entertainment
		Co.	631,200	0.1

13,130		Genesco, Inc.	684,073	0.1

8,710		G-III Apparel Group
		Ltd.	300,321	0.0

13,852	@	Global Sources Ltd.	127,300	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Consumer Discretionary: (continued)
17,800	@	Global Traffic Network,
		Inc.	$204,522	0.0

6,700	@	GNC Holdings, Inc.	146,127	0.0

22,710		Grand Canyon
		Education, Inc.	322,028	0.0

63,200	@,S	Gray Television, Inc.	166,848	0.0

12,560		Group 1 Automotive,
		Inc.	517,221	0.1

22,960		Harte-Hanks, Inc.	186,435	0.0

12,850		Haverty Furniture Cos.,
		Inc.	147,903	0.0

19,210		Helen of Troy Ltd.	663,321	0.1

8,300	@,L	hhgregg, Inc.	111,220	0.0

18,650		Hibbett Sporting
		Goods, Inc.	759,242	0.1

28,900		Hillenbrand, Inc.	683,485	0.1

34,480	S	HOT Topic, Inc.	256,531	0.0

60,260	@,L,S	Hovnanian Enterprises,
		Inc.	145,227	0.0

24,700		HSN, Inc.	813,124	0.1

44,050		Iconix Brand Group,
		Inc.	1,066,010	0.1

10,000		International Speedway
		Corp.	284,100	0.0

26,350		Interval Leisure Group,
		Inc.	360,732	0.1

14,480	@	iRobot Corp.	510,999	0.1

33,720		Jack in the Box, Inc.	768,142	0.1

19,780		Jakks Pacific, Inc.	364,150	0.1

74,600	@,S	Jamba, Inc.	159,644	0.0

56,340		Jones Group, Inc.	611,289	0.1

16,930		JoS. A Bank Clothiers,
		Inc.	846,669	0.1

38,700	S	Journal
		Communications, Inc.	200,079	0.0

15,310	@	K12, Inc.	507,373	0.1

28,400		KB Home	277,752	0.0

10,950	@	Kenneth Cole
		Productions, Inc.	136,765	0.0

8,160		Kirkland's, Inc.	98,083	0.0

19,120		Knology, Inc.	283,932	0.0

37,300	@,S	Krispy Kreme
		Doughnuts, Inc.	354,723	0.1

18,200	L	K-Swiss, Inc.	193,466	0.0

42,500		La-Z-Boy, Inc.	419,475	0.1

8,300		Libbey, Inc.	134,626	0.0

27,000		Life Time Fitness, Inc.	1,077,570	0.1

10,200		Lifetime Brands, Inc.	119,748	0.0

36,770	S	Lin TV Corp.	179,070	0.0

11,390		Lincoln Educational
		Services Corp.	195,339	0.0

46,200	@,S	Lions Gate
		Entertainment Corp.	305,844	0.0

10,400		Lithia Motors, Inc.	204,152	0.0

95,627		Live Nation, Inc.	1,096,842	0.1

63,620	L,S	Liz Claiborne, Inc.	340,367	0.0

17,480	L	Lumber Liquidators	443,992	0.1

15,780	@	M/I Homes, Inc.	193,463	0.0

10,800		Mac-Gray Corp.	166,860	0.0

13,480		Maidenform Brands,
		Inc.	372,857	0.1

12,780		Marcus Corp.	$126,266	0.0

17,800	@,L	MarineMax, Inc.	155,928	0.0

20,380		Matthews International
		Corp. - Class A	818,257	0.1

54,600	L,S	McClatchy Co.	153,426	0.0

12,850	@,S	McCormick &
		Schmick's Seafood
		Restaurants, Inc.	110,382	0.0

14,300		MDC Holdings, Inc.	352,352	0.1

13,200		MDC Partners, Inc.	238,392	0.0

31,200		Men's Wearhouse, Inc.	1,051,440	0.1

15,100	L	Meredith Corp.	470,063	0.1

21,110		Meritage Homes Corp.	476,242	0.1

29,300	@	Modine Manufacturing
		Co.	450,341	0.1

19,665		Monro Muffler, Inc.	733,308	0.1

31,800	@	Morgans Hotel Group
		Co.	228,642	0.0

8,850		Movado Group, Inc.	151,423	0.0

20,400		National American
		University Holdings,
		Inc.	191,964	0.0

31,900		National CineMedia,
		Inc.	539,429	0.1

57,200	L	New York Times Co.	498,784	0.1

20,940		Nutri/System, Inc.	294,416	0.0

23,550	@,S	O'Charleys, Inc.	172,151	0.0

138,800		Office Depot, Inc.	585,736	0.1

52,050	L	OfficeMax, Inc.	408,593	0.1

57,400		Orient-Express Hotels
		Ltd.	617,050	0.1

10,260	@,L	Overstock.com, Inc.	156,157	0.0

4,970		Oxford Industries, Inc.	167,787	0.0

57,390	@,S	Pacific Sunwear of
		California	149,788	0.0

15,910		Papa John's
		International, Inc.	529,167	0.1

6,340	L	Peet's Coffee & Tea,
		Inc.	365,818	0.1

26,200		Penske Auto Group,
		Inc.	595,788	0.1

31,450		PEP Boys-Manny Moe
		& Jack	343,749	0.1

6,460		Perry Ellis International,
		Inc.	163,115	0.0

9,800	L	PetMed Express, Inc.	116,130	0.0

14,550	L	PF Chang's China
		Bistro, Inc.	585,492	0.1

64,310	@	Pier 1 Imports, Inc.	744,067	0.1

35,640		Pinnacle
		Entertainment, Inc.	531,036	0.1

34,370		Pool Corp.	1,024,570	0.1

5,180	L	Pre-Paid Legal
		Services, Inc.	344,418	0.1

63,310	S	Quiksilver, Inc.	297,557	0.0

6,400	@,L	ReachLocal, Inc.	133,312	0.0

11,200		Red Robin Gourmet
		Burgers, Inc.	407,456	0.1

36,110		Regis Corp.	553,205	0.1

46,740		Rent-A-Center, Inc.	1,428,374	0.2

6,600	@	Rentrak Corp.	117,084	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Consumer Discretionary: (continued)
42,780		Ruby Tuesday, Inc.	$461,168	0.1

8,600	L	Rue21, Inc.	279,500	0.0

39,102	S	Ruth's Chris Steak
		House	219,362	0.0

29,150		Ryland Group, Inc.	481,850	0.1

91,300	L	Saks, Inc.	1,019,821	0.1

17,420		Scholastic Corp.	463,372	0.1

39,500	@,L	Scientific Games Corp.	408,430	0.1

36,800		Select Comfort Corp.	661,664	0.1

35,480		Shuffle Master, Inc.	331,915	0.0

16,110	@	Shutterfly, Inc.	925,036	0.1

38,950		Sinclair Broadcast
		Group, Inc.	427,671	0.1

19,600		Six Flags
		Entertainment Corp.	734,020	0.1

23,840		Skechers USA, Inc.	345,203	0.1

9,870		Skyline Corp.	172,725	0.0

61,020	S	Smith & Wesson
		Holding Corp.	183,060	0.0

30,760	L	Sonic Automotive, Inc.	450,634	0.1

38,380		Sonic Corp.	407,979	0.1

44,280		Sotheby's	1,926,180	0.2

25,330	S	Spartan Motors, Inc.	136,782	0.0

9,760		Speedway Motorsports,
		Inc.	138,397	0.0

24,960		Stage Stores, Inc.	419,328	0.1

13,650		Standard Motor
		Products, Inc.	207,890	0.0

75,180	S	Standard-Pacific Corp.	251,853	0.0

14,950		Stein Mart, Inc.	144,118	0.0

9,780		Steiner Leisure Ltd.	446,750	0.1

4,490	@	Steinway Musical
		Instruments	115,348	0.0

22,965		Steven Madden Ltd.	861,417	0.1

10,100	@	Stoneridge, Inc.	148,874	0.0

5,700	L	Strayer Education, Inc.	720,423	0.1

10,740		Sturm Ruger & Co.,
		Inc.	235,743	0.0

14,900	@,S	Summer Infant, Inc.	120,988	0.0

15,060		Superior Industries
		International	332,977	0.0

7,470	@	Systemax, Inc.	111,602	0.0

42,510	S	Talbots, Inc.	141,983	0.0

35,460	@,L	Tenneco, Inc.	1,562,722	0.2

34,920	L	Texas Roadhouse, Inc.	612,322	0.1

25,050		Timberland Co.	1,076,399	0.1

8,600	@	Tower International,
		Inc.	152,134	0.0

14,730		True Religion Apparel,
		Inc.	428,348	0.1

22,360	@,S	Tuesday Morning Corp.	103,974	0.0

10,950		Universal Electronics,
		Inc.	276,597	0.0

13,070		Universal Technical
		Institute, Inc.	258,394	0.0

17,960		Vail Resorts, Inc.	830,111	0.1

34,840	@,L	Valassis
		Communications, Inc.	1,055,652	0.1

26,100	@	Valuevision Media, Inc.	199,665	0.0

6,600	@	Vera Bradley, Inc.	252,120	0.0

10,300		Vitamin Shoppe, Inc.	471,328	0.1

24,581		Warnaco Group, Inc.	$1,284,357	0.2

35,500	@,L,S	Warner Music Group
		Corp.	291,810	0.0

63,420	S	Wet Seal, Inc.	283,487	0.0

6,490		Weyco Group, Inc.	159,654	0.0

19,680	L	Winnebago Industries	190,109	0.0

36,060		Wolverine World Wide,
		Inc.	1,505,505	0.2

14,180	L	World Wrestling
		Entertainment, Inc.	135,135	0.0

14,550	L	Zumiez, Inc.	363,314	0.1

			101,858,979	12.8

		Consumer Staples: 3.3%
5,390	L	Alico, Inc.	138,092	0.0

56,040	S	Alliance One
		International, Inc.	181,009	0.0

13,940		Andersons, Inc.	588,965	0.1

28,490		B&G Foods, Inc.	587,464	0.1

6,650	L	Boston Beer Co., Inc.	595,840	0.1

9,570		Calavo Growers, Inc.	201,544	0.0

11,400	L	Cal-Maine Foods, Inc.	364,344	0.0

18,273		Casey's General
		Stores, Inc.	804,012	0.1

43,000	@	Central European
		Distribution Corp.	481,600	0.1

26,800		Central Garden & Pet
		Co.	272,020	0.0

27,820		Chiquita Brands
		International, Inc.	362,217	0.0

4,300		Coca-Cola Bottling Co.
		Consolidated	290,938	0.0

69,370		Darling International,
		Inc.	1,227,849	0.2

13,380	L	Diamond Foods, Inc.	1,021,429	0.1

23,800	L	Dole Food Co., Inc.	321,776	0.0

17,090		Elizabeth Arden, Inc.	496,123	0.1

26,110		Fresh Del Monte
		Produce, Inc.	696,354	0.1

16,100	L	Fresh Market, Inc.	622,748	0.1

26,730		Hain Celestial Group,
		Inc.	891,713	0.1

46,380	@	Heckmann Corp.	280,135	0.0

15,460		Imperial Sugar Co.	309,200	0.0

10,440		Ingles Markets, Inc.	172,782	0.0

5,370		Inter Parfums, Inc.	123,671	0.0

10,120		J&J Snack Foods Corp.	504,482	0.1

12,593		Lancaster Colony Corp.	765,906	0.1

5,580	L	Medifast, Inc.	132,413	0.0

5,530		Nash Finch Co.	198,029	0.0

7,100	L	National Beverage
		Corp.	104,015	0.0

36,770		Nu Skin Enterprises,
		Inc.	1,380,714	0.2

7,400	@	Nutraceutical
		International Corp.	113,812	0.0

5,100		Oil-Dri Corp. of
		America	109,242	0.0

9,810	@	Pantry, Inc.	184,330	0.0

34,100	@,L	Pilgrim's Pride Corp.	184,481	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Consumer Staples: (continued)
29,480		Prestige Brands
		Holdings, Inc.	$378,523	0.1

11,160	L	Pricesmart, Inc.	571,727	0.1

18,500		Primo Water Corp.	266,215	0.0

350,300	@,S	Rite Aid Corp.	465,899	0.1

30,570	S	Ruddick Corp.	1,331,018	0.2

16,140	L	Sanderson Farms, Inc.	771,169	0.1

6,230		Seneca Foods Corp.	159,363	0.0

40,710	@,S	Smart Balance, Inc.	210,878	0.0

21,000		Snyders-Lance, Inc.	454,230	0.1

20,340		Spartan Stores, Inc.	397,240	0.1

12,200	@	Spectrum Brands
		Holdings, Inc.	390,400	0.1

54,550	@,L,S	Star Scientific, Inc.	245,475	0.0

19,136		Tootsie Roll Industries,
		Inc.	559,919	0.1

24,010		TreeHouse Foods, Inc.	1,311,186	0.2

31,430		United Natural Foods,
		Inc.	1,341,118	0.2

15,870		Universal Corp.	597,823	0.1

5,050	@,L	USANA Health
		Sciences, Inc.	157,964	0.0

27,982	L	Vector Group Ltd.	497,800	0.1

3,210		Village Super Market	88,949	0.0

10,690		WD-40 Co.	417,338	0.1

8,100		Weis Markets, Inc.	329,913	0.0

37,700	@,S	Winn-Dixie Stores, Inc.	318,565	0.0

			25,971,961	3.3

		Energy: 6.8%
69,300	@,S	Abraxas Petroleum
		Corp.	265,419	0.0

8,500	@	Amyris, Inc.	238,765	0.0

5,270		Apco Oil and Gas
		International, Inc.	458,121	0.1

13,400		Approach Resources,
		Inc.	303,778	0.0

28,570	@,L	ATP Oil & Gas Corp.	437,407	0.1

18,220		Basic Energy Services,
		Inc.	573,383	0.1

36,170		Berry Petroleum Co.	1,921,712	0.3

27,060		Bill Barrett Corp.	1,254,231	0.2

71,870	@,L	BPZ Energy, Inc.	235,734	0.0

26,230		Bristow Group, Inc.	1,338,255	0.2

68,880	S	Cal Dive International,
		Inc.	411,902	0.1

32,100		Callon Petroleum Co.	225,342	0.0

18,000		Carrizo Oil & Gas, Inc.	751,500	0.1

51,830	@,L	Cheniere Energy, Inc.	474,763	0.1

3,400		Clayton Williams
		Energy, Inc.	204,170	0.0

24,040	@,L	Clean Energy Fuels
		Corp.	316,126	0.0

26,200		Cloud Peak Energy,
		Inc.	558,060	0.1

55,640		Complete Production
		Services, Inc.	1,856,150	0.2

21,300		Comstock Resources,
		Inc.	613,227	0.1

9,120		Contango Oil & Gas
		Co.	532,973	0.1

43,000	@	Crimson Exploration,
		Inc.	$152,650	0.0

24,720	L	Crosstex Energy, Inc.	294,168	0.0

49,100		CVR Energy, Inc.	1,208,842	0.2

8,970	@	Dawson Geophysical
		Co.	306,325	0.0

7,800		Delek US Holdings, Inc.	122,460	0.0

43,650	L	DHT Maritime, Inc.	167,179	0.0

23,220		Dril-Quip, Inc.	1,575,013	0.2

15,450	@,L	Endeavour
		International Corp.	232,831	0.0

22,200	@	Energy Partners Ltd.	328,782	0.1

46,200	@,L	Energy XXI Bermuda
		Ltd.	1,534,764	0.2

28,500		Exterran Holdings, Inc.	565,155	0.1

18,300	L	Frontline Ltd.	269,742	0.0

40,690	@,L	FX Energy, Inc.	357,258	0.1

51,600	@,S	Gastar Exploration Ltd.	176,988	0.0

9,800		Georesources, Inc.	220,402	0.0

8,900		Gevo, Inc.	139,997	0.0

11,200	@	Global Geophysical
		Services, Inc.	199,360	0.0

66,760	@	Global Industries Ltd.	365,845	0.1

31,300	@,L,S	GMX Resources, Inc.	139,285	0.0

29,330		Golar LNG Ltd.	1,023,324	0.1

17,190	L	Goodrich Petroleum
		Corp.	316,468	0.0

15,700	@,L	Green Plains
		Renewable Energy,
		Inc.	169,403	0.0

6,490		Gulf Island Fabrication,
		Inc.	209,497	0.0

14,020		Gulfmark Offshore, Inc.	619,544	0.1

16,900		Gulfport Energy Corp.	501,761	0.1

25,400	@,L	Harvest Natural
		Resources, Inc.	280,162	0.0

70,900		Helix Energy Solutions
		Group, Inc.	1,174,104	0.2

76,490	S	Hercules Offshore, Inc.	421,460	0.1

17,140	L	Hornbeck Offshore
		Services, Inc.	471,350	0.1

7,500	L	Houston American
		Energy Corp.	135,975	0.0

110,000	@,L	Hyperdynamics Corp.	473,000	0.1

84,580		ION Geophysical Corp.	800,127	0.1

19,290		James River Coal Co.	401,618	0.1

89,910		Key Energy Services,
		Inc.	1,618,380	0.2

9,740	@,L	Knightsbridge Tankers
		Ltd.	214,572	0.0

118,200	S	Kodiak Oil & Gas Corp.	682,014	0.1

25,000	@,L	L&L Energy, Inc.	128,250	0.0

20,320		Lufkin Industries, Inc.	1,748,536	0.2

74,600		Magnum Hunter
		Resources Corp.	504,296	0.1

16,960		Matrix Service Co.	226,925	0.0

60,470		McMoRan Exploration
		Co.	1,117,486	0.1

22,300	@,L	Miller Energy
		Resources, Inc.	142,720	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Energy: (continued)
9,210	@	Natural Gas Services
		Group, Inc.	$148,834	0.0

53,740	S	Newpark Resources	487,422	0.1

30,480	L	Nordic American
		Tanker Shipping	693,115	0.1

33,420	L	Northern Oil And Gas,
		Inc.	740,253	0.1

30,700	L	Oasis Petroleum, Inc.	911,176	0.1

15,800	L	Overseas Shipholding
		Group	425,652	0.1

2,150		OYO Geospace Corp.	215,000	0.0

4,890		Panhandle Oil and
		Gas, Inc.	144,206	0.0

44,300	S	Parker Drilling Co.	259,155	0.0

52,800		Patriot Coal Corp.	1,175,328	0.2

28,880		Penn Virginia Corp.	381,505	0.1

12,910		Petroleum
		Development Corp.	386,138	0.1

31,710	L	Petroquest Energy, Inc.	222,604	0.0

8,960	@	PHI, Inc.	194,701	0.0

35,200		Pioneer Drilling Co.	536,448	0.1

218,500	@,S	Rentech, Inc.	231,610	0.0

28,600		Resolute Energy Corp.	462,176	0.1

22,530	@,L	Rex Energy Corp.	231,383	0.0

6,800	@	RigNet, Inc.	115,600	0.0

29,720		Rosetta Resources,
		Inc.	1,531,769	0.2

18,400	@	Scorpio Tankers, Inc.	183,816	0.0

23,500	@	SemGroup Corp.	603,245	0.1

25,140	L	Ship Finance
		International Ltd.	453,023	0.1

7,500		Solazyme, Inc.	172,275	0.0

26,980		Stone Energy Corp.	819,922	0.1

22,660		Swift Energy Co.	844,538	0.1

65,420	@,S	Syntroleum Corp.	96,167	0.0

8,900		Targa Resources Corp.	297,794	0.0

15,540	@,L	Teekay Tankers Ltd.	146,076	0.0

17,400	@	Tesco Corp.	337,734	0.1

47,570		Tetra Technologies,
		Inc.	605,566	0.1

27,000		Triangle Petroleum
		Corp.	174,420	0.0

55,900	@,L	Uranerz Energy Corp.	168,818	0.0

44,490	@,L,S	Uranium Energy Corp.	136,139	0.0

57,000	@,L	Uranium Resources,
		Inc.	95,190	0.0

157,500	@,L	Ur-Energy, Inc.	252,000	0.0

73,830	@,S	USEC, Inc.	246,592	0.0

38,570		Vaalco Energy, Inc.	232,191	0.0

139,250	@	Vantage Drilling Co.	253,435	0.0

20,490	@	Venoco, Inc.	261,043	0.0

17,040		W&T Offshore, Inc.	445,085	0.1

55,520	S	Warren Resources, Inc.	211,531	0.0

43,980	L	Western Refining, Inc.	794,719	0.1

8,500	@	Westmoreland Coal
		Co.	150,875	0.0

18,400	@	Willbros Group, Inc.	157,136	0.0

42,240		World Fuel Services
		Corp.	1,517,683	0.2

28,100	@,L	Zion Oil & Gas, Inc.	$167,195	0.0

			54,027,319	6.8

		Financials: 20.2%
12,150		1st Source Corp.	251,991	0.0

28,700	@,S	1st United Bancorp,
		Inc.	178,514	0.0

18,100		Abington Bancorp, Inc.	188,783	0.0

23,696		Acadia Realty Trust	481,740	0.1

35,560	S	Advance America Cash
		Advance Centers, Inc.	245,008	0.0

4,600		Agree Realty Corp.	102,718	0.0

1,450		Alexander's, Inc.	575,650	0.1

57,280	L	Alterra Capital Holdings
		Ltd.	1,277,344	0.2

24,200		American Assets Trust,
		Inc.	543,290	0.1

37,219		American Campus
		Communities, Inc.	1,322,019	0.2

36,920		American Equity
		Investment Life Holding
		Co.	469,253	0.1

6,200		American Safety
		Insurance Holdings Ltd.	118,668	0.0

23,405		Ameris Bancorp.	207,602	0.0

13,520		Amerisafe, Inc.	305,822	0.0

12,430		Amtrust Financial
		Services, Inc.	283,155	0.0

77,580	S	Anworth Mortgage
		Asset Corp.	582,626	0.1

21,700		Apollo Commercial
		Real Estate Finance,
		Inc.	349,804	0.1

125,410		Apollo Investment
		Corp.	1,280,436	0.2

19,090		Argo Group
		International Holdings
		Ltd.	567,355	0.1

4,500		Arlington Asset
		Investment Corp.	141,255	0.0

38,900		ARMOUR Residential
		REIT, Inc.	285,915	0.0

5,384		Arrow Financial Corp.	131,746	0.0

19,300	L	Artio Global Investors,
		Inc.	218,090	0.0

27,910		Ashford Hospitality
		Trust, Inc.	347,480	0.1

21,680		Associated Estates
		Realty Corp.	352,300	0.1

63,180		Astoria Financial Corp.	808,072	0.1

5,180	@	Avatar Holdings, Inc.	78,788	0.0

5,850		Bancfirst Corp.	225,810	0.0

17,450	@	Bancorp, Inc.	182,352	0.0

33,000		Bancorpsouth, Inc.	409,530	0.1

36,550	S	Bank Mutual Corp.	134,138	0.0

10,140	L	Bank of the Ozarks,
		Inc.	527,888	0.1

28,300		BankFinancial Corp.	239,701	0.0

14,200		Banner Corp.	248,500	0.0

21,750	@	Beneficial Mutual
		Bancorp, Inc.	178,676	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Financials: (continued)
9,510		Berkshire Hills
		Bancorp., Inc.	$212,929	0.0

57,240		BGC Partners, Inc.	442,465	0.1

91,290		BioMed Realty Trust,
		Inc.	1,756,420	0.2

51,550	L	BlackRock Kelso
		Capital Corp.	462,403	0.1

18,880		Banco Latinoamericano
		de Exportaciones S.A.	327,002	0.0

7,500	@	BofI Holding, Inc.	108,075	0.0

30,800	S	Boston Private
		Financial Holdings, Inc.	202,664	0.0

3,630	L	Bridge Bancorp, Inc.	77,246	0.0

16,270		OceanFirst Financial
		Corp.	210,696	0.0

28,340		Brookline Bancorp.,
		Inc.	262,712	0.0

10,600		Bryn Mawr Bank Corp.	214,650	0.0

10,270		Calamos Asset
		Management, Inc.	149,120	0.0

5,440		Camden National Corp.	178,486	0.0

14,200		Campus Crest
		Communities, Inc.	183,748	0.0

2,120		Capital Southwest
		Corp.	195,612	0.0

53,430	S	Capital Lease Funding,
		Inc.	262,341	0.0

42,740	S	Capstead Mortgage
		Corp.	572,716	0.1

20,190		Cardinal Financial
		Corp.	221,080	0.0

22,180	L	Cash America
		International, Inc.	1,283,557	0.2

49,420		Cathay General
		Bancorp.	809,994	0.1

95,570		CBL & Associates
		Properties, Inc.	1,732,684	0.2

54,070	S	Cedar Shopping
		Centers, Inc.	278,460	0.0

19,070		Centerstate Banks of
		Florida, Inc.	131,964	0.0

18,100		Chatham Lodging Trust	291,591	0.0

16,330		Chemical Financial
		Corp.	306,351	0.0

7,000		Chesapeake Lodging
		Trust	119,420	0.0

5,260		Citizens & Northern
		Corp.	79,268	0.0

21,470	@,L	Citizens, Inc.	146,425	0.0

11,240		City Holding Co.	371,257	0.1

16,900		Clifton Savings
		Bancorp, Inc.	186,576	0.0

6,460		CNB Financial Corp.	89,729	0.0

134,000	S	CNO Financial Group,
		Inc.	1,059,940	0.1

39,010	S	CoBiz Financial, Inc.	255,125	0.0

44,150	S	Cogdell Spencer, Inc.	264,458	0.0

8,670		Cohen & Steers, Inc.	287,411	0.0

42,890		Colonial Properties
		Trust	874,956	0.1

8,900		Colony Financial, Inc.	160,823	0.0

25,830		Columbia Banking
		System, Inc.	$444,793	0.1

21,790		Community Bank
		System, Inc.	540,174	0.1

11,490		Community Trust
		Bancorp., Inc.	318,503	0.0

17,730		Compass Diversified
		Trust	292,368	0.0

2,820		Consolidated-Tomoka
		Land Co.	80,652	0.0

54,098		Cousins Properties,
		Inc.	461,997	0.1

42,500	@,S	Cowen Group, Inc.	159,800	0.0

4,650	@	Credit Acceptance
		Corp.	392,786	0.1

14,300		CreXus Investment
		Corp.	158,873	0.0

53,420		CVB Financial Corp.	494,135	0.1

38,150	L	Cypress Sharpridge
		Investments, Inc.	488,702	0.1

12,580	L	Danvers Bancorp, Inc.	273,867	0.0

125,790	S	DCT Industrial Trust,
		Inc.	657,882	0.1

27,040		Delphi Financial Group	789,838	0.1

104,495		DiamondRock
		Hospitality Co.	1,121,231	0.1

17,910	L	Dime Community
		Bancshares	260,411	0.0

24,660		Dollar Financial Corp.	533,889	0.1

9,700		Donegal Group, Inc.	124,160	0.0

80,200		Doral Financial Corp.	157,192	0.0

18,180		Duff & Phelps Corp.	233,249	0.0

35,830		DuPont Fabros
		Technology, Inc.	902,916	0.1

25,050		Dynex Capital, Inc.	242,484	0.0

13,200	@	Eagle Bancorp, Inc.	175,560	0.0

21,220		EastGroup Properties,
		Inc.	902,062	0.1

14,700		Edelman Financial
		Group Inc.	115,983	0.0

34,810		Education Realty Trust,
		Inc.	298,322	0.0

13,380	L	eHealth, Inc.	178,757	0.0

28,430		Employers Holdings,
		Inc.	476,771	0.1

12,060		Encore Capital Group,
		Inc.	370,483	0.1

4,020	@	Enstar Group Ltd.	420,050	0.1

11,250		Enterprise Financial
		Services Corp.	152,212	0.0

32,810		Entertainment
		Properties Trust	1,532,227	0.2

10,760		Epoch Holding Corp.	192,066	0.0

17,930		Equity Lifestyle
		Properties, Inc.	1,119,549	0.1

22,970		Equity One, Inc.	428,161	0.1

11,692		ESB Financial Corp.	151,061	0.0

8,050		ESSA Bancorp, Inc.	99,981	0.0

10,630		Evercore Partners, Inc.	354,192	0.1

29,000		Excel Trust, Inc.	319,870	0.0

55,750		Extra Space Storage,
		Inc.	1,189,147	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Financials: (continued)
30,060		Ezcorp, Inc.	$1,069,384	0.1

7,800		Federal Agricultural
		Mortgage Corp.	172,536	0.0

9,070		FBL Financial Group,
		Inc.	291,600	0.0

63,320	@,S	FelCor Lodging Trust,
		Inc.	337,496	0.1

30,670		Fifth Street Finance
		Corp.	355,772	0.1

20,100		Financial Engines, Inc.	520,992	0.1

74,000		First American
		Financial Corp.	1,158,100	0.2

10,590		First Bancorp.	108,442	0.0

37,230	S	First Busey Corp.	196,947	0.0

19,950		First Cash Financial
		Services, Inc.	837,701	0.1

50,920	S	First Commonwealth
		Financial Corp.	292,281	0.0

6,700		First Community
		Bancshares, Inc.	93,800	0.0

38,080		First Financial Bancorp.	635,555	0.1

22,965	L	First Financial
		Bankshares, Inc.	791,144	0.1

9,230		First Financial Corp.	302,190	0.0

12,600		First Financial
		Holdings, Inc.	113,022	0.0

41,710	L	First Industrial Realty
		Trust, Inc.	477,579	0.1

72,050	@,S	First Marblehead Corp.	127,528	0.0

19,220		First Merchants Corp.	171,827	0.0

48,230		First Midwest Bancorp.,
		Inc.	592,747	0.1

3,070		First of Long Island
		Corp.	85,622	0.0

23,070		First Potomac Realty
		Trust	353,202	0.1

62,895		FirstMerit Corp.	1,038,396	0.1

35,760		Flagstone Reinsurance
		Holdings S.A.	301,457	0.0

20,700		Flushing Financial
		Corp.	269,100	0.0

68,166	L	FNB Corp.	705,518	0.1

21,870		Forestar Real Estate
		Group, Inc.	359,324	0.1

8,465	@	Fpic Insurance Group,
		Inc.	352,821	0.1

38,170		Franklin Street
		Properties Corp.	492,775	0.1

4,640		GAMCO Investors, Inc.	214,786	0.0

13,020		Getty Realty Corp.	328,495	0.1

41,710	S	GFI Group, Inc.	191,449	0.0

45,460		Glacier Bancorp., Inc.	612,801	0.1

19,340		Gladstone Capital
		Corp.	178,702	0.0

13,790		Gladstone Commercial
		Corp.	238,981	0.0

57,730	@,S	Gleacher & Co., Inc.	117,769	0.0

54,120		Glimcher Realty Trust	514,140	0.1

6,093	@	Global Indemnity PLC	135,143	0.0

13,400	L	Golub Capital BDC,
		Inc.	200,062	0.0

16,000		Government Properties
		Income Trust	$432,320	0.1

10,290		Great Southern
		Bancorp., Inc.	194,996	0.0

19,750	@	Greenlight Capital Re
		Ltd.	519,228	0.1

11,200		Hallmark Financial
		Services, Inc.	88,144	0.0

43,838		Hancock Holding Co.	1,358,101	0.2

6,760		Harleysville Group, Inc.	210,709	0.0

44,640		Hatteras Financial
		Corp.	1,260,187	0.2

38,330		Healthcare Realty
		Trust, Inc.	790,748	0.1

8,120	L	Heartland Financial
		USA, Inc.	118,146	0.0

33,755		Hercules Technology
		Growth Capital, Inc.	355,103	0.1

72,100	S	Hersha Hospitality
		Trust	401,597	0.1

8,000		HFF, Inc.	120,720	0.0

38,616		Highwoods Properties,
		Inc.	1,279,348	0.2

23,920	@	Hilltop Holdings, Inc.	211,453	0.0

13,424		Home Bancshares, Inc.	317,343	0.0

24,750		Home Properties, Inc.	1,506,780	0.2

26,670		Horace Mann
		Educators Corp.	416,319	0.1

3,600		Hudson Pacific
		Properties, Inc.	55,908	0.0

8,630		Hudson Valley Holding
		Corp.	166,645	0.0

16,490		IBERIABANK Corp.	950,484	0.1

29,650	@	ICG Group, Inc.	362,619	0.1

4,400		IDT Corp.	118,888	0.0

33,900		Imperial Holdings, Inc.	344,424	0.1

12,100		Independent Bank
		Corp.	317,625	0.0

8,050		Infinity Property &
		Casualty Corp.	440,013	0.1

49,300		Inland Real Estate
		Corp.	435,319	0.1

17,200		Insmed Inc.	206,228	0.0

35,630		International
		Bancshares Corp.	596,090	0.1

7,855	@	Intl. FCStone, Inc.	190,170	0.0

41,750		Invesco Mortgage
		Capital, Inc.	882,178	0.1

28,900		Investment Technology
		Group, Inc.	405,178	0.1

28,350	@	Investors Bancorp, Inc.	402,570	0.1

50,100		Investors Real Estate
		Trust	433,866	0.1

65,110	@	iStar Financial, Inc.	528,042	0.1

4,881		Kansas City Life
		Insurance Co.	152,043	0.0

22,470	L	KBW, Inc.	420,189	0.1

9,900		Kearny Financial Corp.	90,189	0.0

27,400		Kemet Corp.	391,546	0.1

33,300		Kennedy-Wilson
		Holdings, Inc.	407,925	0.1

34,030		Kilroy Realty Corp.	1,343,845	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Financials: (continued)
47,700	S	Kite Realty Group Trust	$237,546	0.0

59,400		Knight Capital Group,
		Inc.	654,588	0.1

16,300		Kohlberg Capital Corp.	129,585	0.0

14,825		Lakeland Bancorp, Inc.	147,954	0.0

11,670		Lakeland Financial
		Corp.	259,774	0.0

48,700		LaSalle Hotel
		Properties	1,282,758	0.2

57,635		Lexington Realty Trust	526,208	0.1

15,620		LTC Properties, Inc.	434,548	0.1

43,600		Maiden Holdings Ltd.	396,760	0.1

10,850	L	Main Street Capital
		Corp.	205,608	0.0

17,120		MainSource Financial
		Group, Inc.	142,096	0.0

18,770		MarketAxess Holdings,
		Inc.	470,376	0.1

34,500		MB Financial Corp.	663,780	0.1

48,600	S	MCG Capital Corp.	295,488	0.0

31,600		Meadowbrook
		Insurance Group, Inc.	313,156	0.0

20,800		Medallion Financial
		Corp.	202,800	0.0

68,080		Medical Properties
		Trust, Inc.	782,920	0.1

21,100		Medley Capital Corp.	247,714	0.0

5,270		Merchants Bancshares,
		Inc.	128,957	0.0

89,200	@	MF Global Holdings,
		Ltd.	690,408	0.1

205,620		MFA Mortgage
		Investments, Inc.	1,653,185	0.2

143,150	@,L	MGIC Investment Corp.	851,743	0.1

20,820		Mid-America Apartment
		Communities, Inc.	1,404,725	0.2

6,100		Midsouth Bancorp, Inc.	83,143	0.0

43,860		Montpelier Re Holdings
		Ltd.	789,480	0.1

46,600	L	MPG Office Trust, Inc.	133,276	0.0

14,950		MVC Capital, Inc.	197,789	0.0

19,850		Nara Bancorp., Inc.	161,381	0.0

3,320	L	National Bankshares,
		Inc.	83,133	0.0

29,880		National Financial
		Partners Corp.	344,815	0.1

15,810		National Health
		Investors, Inc.	702,438	0.1

8,490		National Interstate
		Corp.	194,421	0.0

82,810		National Penn
		Bancshares, Inc.	656,683	0.1

56,420	L	National Retail
		Properties, Inc.	1,382,854	0.2

1,365		National Western Life
		Insurance Co.	217,677	0.0

7,530		Navigators Group, Inc.	353,910	0.1

22,730		NBT Bancorp., Inc.	503,015	0.1

17,700		Nelnet, Inc.	390,462	0.1

37,700	S	Newcastle Investment
		Corp.	217,906	0.0

21,000	@	NewStar Financial, Inc.	224,280	0.0

22,470		NGP Capital
		Resources Co.	$184,254	0.0

10,080		Northfield Bancorp, Inc.	141,725	0.0

89,888	S	Northstar Realty
		Finance Corp.	362,249	0.1

78,970		Northwest Bancshares,
		Inc.	993,443	0.1

49,150		Ocwen Financial Corp.	627,154	0.1

58,330		Old National Bancorp.	629,964	0.1

63,080		Omega Healthcare
		Investors, Inc.	1,325,311	0.2

22,700	@	OmniAmerican
		Bancorp, Inc.	339,819	0.1

11,200		One Liberty Properties,
		Inc.	172,928	0.0

4,560	L	Oppenheimer Holdings,
		Inc.	128,638	0.0

25,750		OptionsXpress
		Holdings, Inc.	429,510	0.1

19,650		Oriental Financial
		Group	253,288	0.0

51,275		Oritani Financial Corp.	655,807	0.1

5,670		Orrstown Financial
		Services, Inc.	149,178	0.0

17,340		PacWest Bancorp	356,684	0.1

7,360	L	Park National Corp.	484,730	0.1

33,800	L	Park Sterling Corp.	167,648	0.0

8,490		Parkway Properties,
		Inc.	144,839	0.0

20,100		Pebblebrook Hotel
		Trust	405,819	0.1

19,130	L	PennantPark
		Investment Corp.	214,447	0.0

36,180		Pennsylvania Real
		Estate Investment Trust	568,026	0.1

13,300		Pennymac Mortgage
		Investment Trust	220,381	0.0

11,920	L	Peoples Bancorp., Inc.	134,338	0.0

32,490		PHH Corp.	666,695	0.1

80,910	@,S	Phoenix Cos., Inc.	199,039	0.0

13,590	@	Pico Holdings, Inc.	394,110	0.1

22,580		Pinnacle Financial
		Partners, Inc.	351,345	0.1

12,430		Piper Jaffray Cos.	358,108	0.1

26,140		Platinum Underwriters
		Holdings Ltd.	868,894	0.1

132,850	S	PMI Group, Inc.	142,150	0.0

11,320	L	Portfolio Recovery
		Associates, Inc.	959,823	0.1

31,517		Post Properties, Inc.	1,284,633	0.2

27,110		Potlatch Corp.	956,170	0.1

14,880		Presidential Life Corp.	155,347	0.0

34,100	S	Primedia, Inc.	240,405	0.0

16,300		Primerica, Inc.	358,111	0.1

24,410	@	Primus Guaranty Ltd.	128,153	0.0

29,520		PrivateBancorp, Inc.	407,376	0.1

17,641		ProAssurance Corp.	1,234,870	0.2

45,790		Prospect Capital Corp.	462,937	0.1

33,000		Prosperity Bancshares,
		Inc.	1,446,060	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Financials: (continued)
38,970		Provident Financial
		Services, Inc.	$558,050	0.1

26,420		Provident New York
		Bancorp	220,871	0.0

10,890		PS Business Parks,
		Inc.	600,039	0.1

88,900	S	Radian Group, Inc.	376,047	0.1

66,050	S	RAIT Investment Trust	138,705	0.0

23,290		Ramco-Gershenson
		Properties	288,330	0.0

55,780		Redwood Trust, Inc.	843,394	0.1

14,930		Renasant Corp.	216,336	0.0

5,660		Republic Bancorp., Inc.	112,634	0.0

32,150	S	Resource Capital Corp.	203,188	0.0

28,800		Retail Opportunity
		Investments	309,888	0.0

11,390	L	RLI Corp.	705,269	0.1

20,300		RLJ Lodging Trust	352,611	0.1

14,990		Rockville Financial, Inc.	148,401	0.0

12,070		Roma Financial Corp.	126,735	0.0

15,760		S&T Bancorp, Inc.	292,978	0.0

13,200		Sabra Healthcare
		REIT, Inc.	220,572	0.0

18,093	@	Safeguard Scientifics,
		Inc.	341,596	0.1

9,020		Safety Insurance
		Group, Inc.	379,201	0.1

16,840		Sandy Spring Bancorp,
		Inc.	302,952	0.0

3,470		Saul Centers, Inc.	136,614	0.0

7,580		SCBT Financial Corp.	217,394	0.0

18,820		SeaBright Insurance
		Holdings, Inc.	186,318	0.0

37,990		Selective Insurance
		Group	618,097	0.1

8,150		Sierra Bancorp.	92,258	0.0

28,900		Signature Bank	1,653,080	0.2

11,510		Simmons First National
		Corp.	295,347	0.0

13,300		Solar Capital Ltd.	328,377	0.1

17,600		Solar Senior Capital
		Ltd.	315,920	0.0

10,077		Southside Bancshares,
		Inc.	200,028	0.0

11,840		Southwest Bancorp.,
		Inc.	115,914	0.0

17,240		Sovran Self Storage,
		Inc.	706,840	0.1

27,600		STAG Industrial, Inc.	338,100	0.1

52,350		Starwood Property
		Trust, Inc.	1,073,698	0.1

10,080		State Auto Financial
		Corp.	175,694	0.0

16,600		State Bancorp, Inc.	221,444	0.0

21,500	@	State Bank Financial
		Corp.	351,955	0.1

12,670		StellarOne Corp.	153,434	0.0

18,850		Sterling Bancorp.	178,887	0.0

62,950		Sterling Bancshares,
		Inc.	513,672	0.1

13,800		Sterling Financial Corp.	221,766	0.0

11,900	L	Stewart Information
		Services Corp.	$119,357	0.0

31,685		Stifel Financial Corp.	1,136,224	0.2

113,020	S	Strategic Hotel Capital,
		Inc.	800,182	0.1

3,100	@,X	Student Loan Corp.	7,750	0.0

7,930		Suffolk Bancorp	110,703	0.0

36,800		Summit Hotel
		Properties, Inc.	417,680	0.1

14,140		Sun Communities, Inc.	527,563	0.1

62,114	@,L	Sunstone Hotel
		Investors, Inc.	575,797	0.1

92,320		Susquehanna
		Bancshares, Inc.	738,560	0.1

27,860		SVB Financial Group	1,663,521	0.2

28,030	S	SWS Group, Inc.	167,900	0.0

8,040		SY Bancorp., Inc.	186,930	0.0

30,100		Symetra Financial
		Corp.	404,243	0.1

55,100		Tanger Factory Outlet
		Centers, Inc.	1,475,027	0.2

8,290	@	Tejon Ranch Co.	282,689	0.0

9,700		Terreno Realty Corp.	164,997	0.0

6,750		Territorial Bancorp, Inc.	139,860	0.0

19,540		Texas Capital
		Bancshares, Inc.	504,718	0.1

22,600		THL Credit, Inc.	293,800	0.0

19,800		TICC Capital Corp.	190,080	0.0

4,606		Tompkins Financial
		Corp.	180,739	0.0

9,620		Tower Bancorp, Inc.	263,588	0.0

25,954		Tower Group, Inc.	618,224	0.1

16,560		TowneBank	221,573	0.0

15,700		Triangle Capital Corp.	289,822	0.0

10,390		Trico Bancshares	151,694	0.0

50,250	S	Trustco Bank Corp.	246,225	0.0

44,550		Trustmark Corp.	1,042,915	0.1

46,000		Two Harbors
		Investment Corp.	494,500	0.1

21,310		UMB Financial Corp.	892,463	0.1

16,100		UMH Properties, Inc.	172,270	0.0

81,360		Umpqua Holdings
		Corp.	941,335	0.1

12,670		Union First Market
		Bankshares Corp.	154,321	0.0

25,080	L	United Bankshares,
		Inc.	613,958	0.1

10,340		United Financial
		Bancorp, Inc.	159,546	0.0

18,520		United Fire & Casualty
		Co.	321,692	0.0

6,440		Universal Health Realty
		Income Trust	257,471	0.0

11,460		Univest Corp. of
		Pennsylvania	179,120	0.0

14,040		Urstadt Biddle
		Properties, Inc.	254,264	0.0

56,950		U-Store-It Trust	599,114	0.1

11,756		ViewPoint Financial
		Group	162,233	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Financials: (continued)
6,280	@	Virtus Investment
		Partners	$381,196	0.1

19,140		Walter Investment
		Management Corp.	424,717	0.1

11,800		Washington Banking
		Co.	155,996	0.0

41,040		Washington Real
		Estate Investment Trust	1,334,621	0.2

11,810		Washington Trust
		Bancorp, Inc.	271,276	0.0

47,260		Webster Financial
		Corp.	993,405	0.1

16,970		WesBanco, Inc.	333,630	0.1

11,520		West BanCorp., Inc.	101,491	0.0

10,300		West Coast Bancorp	172,628	0.0

20,170		Westamerica Bancorp.	993,372	0.1

39,640		Western Alliance
		Bancorp.	281,444	0.0

23,960		Westfield Financial, Inc.	194,555	0.0

4,280		Westwood Holdings
		Group, Inc.	163,068	0.0

19,500		Whitestone REIT	248,040	0.0

9,850		Winthrop Realty Trust	117,609	0.0

20,940	L	Wintrust Financial
		Corp.	673,849	0.1

10,660	L	World Acceptance,
		Corp.	698,976	0.1

5,880		WSFS Financial Corp.	233,142	0.0

			159,973,184	20.2

		Health Care: 12.5%
12,180		Abaxism, Inc.	331,905	0.1

20,080	@	Abiomed, Inc.	325,296	0.1

39,986	@	Accelrys, Inc.	284,300	0.0

25,700	@,L	Accretive Health, Inc.	739,903	0.1

36,903		Accuray, Inc.	295,593	0.0

31,200		Achillion
		Pharmaceuticals, Inc.	232,128	0.0

26,160		Acorda Therapeutics,
		Inc.	845,230	0.1

13,500		Aegerion
		Pharmaceuticals, Inc.	212,625	0.0

41,000	S	Affymetrix, Inc.	325,130	0.1

6,820		Air Methods Corp.	509,727	0.1

26,950	@	Akorn, Inc.	188,650	0.0

17,250	@,S	Albany Molecular
		Research, Inc.	82,972	0.0

38,750		Align Technology, Inc.	883,500	0.1

63,870	@	Alkermes, Inc.	1,187,982	0.2

41,330	@,S	Allos Therapeutics, Inc.	88,446	0.0

5,870		Almost Family, Inc.	160,838	0.0

23,950	@,L	Alnylam
		Pharmaceuticals, Inc.	224,411	0.0

49,040	@,S	Alphatec Holdings, Inc.	170,659	0.0

14,340	@	AMAG
		Pharmaceuticals, Inc.	269,592	0.0

20,190		Amedisys, Inc.	537,660	0.1

12,020	@	American Dental
		Partners, Inc.	155,779	0.0

20,910	S	AMN Healthcare
		Services, Inc.	173,971	0.0

13,300	@,L	Ampio
		Pharmaceuticals, Inc.	$103,607	0.0

20,140		Amsurg Corp.	526,258	0.1

44,095	@,L	Anacor
		Pharmaceuticals, Inc.	284,854	0.0

7,800		Analogic Corp.	410,202	0.1

18,000	@	Angiodynamics, Inc.	256,140	0.0

93,600	@	Antares Pharma, Inc.	206,856	0.0

19,600	S	Anthera
		Pharmaceuticals, Inc.	160,132	0.0

10,080		Ardea Biosciences, Inc.	256,637	0.0

88,300	S	Ariad Pharmaceuticals,
		Inc.	1,000,439	0.1

22,370	S	Arqule, Inc.	139,812	0.0

70,130	@,S	Array Biopharma, Inc.	157,091	0.0

16,500		Arthrocare Corp.	552,255	0.1

12,020		Assisted Living
		Concepts, Inc.	201,696	0.0

22,080	L	Athenahealth, Inc.	907,488	0.1

830		Atrion Corp.	164,174	0.0

25,720	L	Auxilium
		Pharmaceuticals, Inc.	504,112	0.1

68,300	@,S	AVANIR
		Pharmaceuticals, Inc.	229,488	0.0

17,200	@	AVEO
		Pharmaceuticals, Inc.	354,492	0.1

98,700	@,S	AVI BioPharma, Inc.	141,141	0.0

36,290	L,S	BioCryst
		Pharmaceuticals, Inc.	138,628	0.0

17,100	@,L	Biolase Technology,
		Inc.	87,894	0.0

12,540	L	Bio-Reference Labs,
		Inc.	262,086	0.0

143,900	@,S	Biosante
		Pharmaceuticals, Inc.	395,725	0.1

27,210	S	BioScrip, Inc.	176,593	0.0

30,200	@,S	Biotime, Inc.	154,926	0.0

26,430	L	Cadence
		Pharmaceuticals, Inc.	243,156	0.0

21,000	@	Caliper Life Sciences,
		Inc.	170,310	0.0

30,680	S	Cambrex Corp.	141,742	0.0

7,100		Cantel Medical Corp.	191,061	0.0

28,580	@,S	Capital Senior Living
		Corp.	265,508	0.0

42,400	@,S	CardioNet, Inc.	225,144	0.0

61,500		Cell Therapeutics	96,862	0.0

36,200	@,L,S	Celldex Therapeutics,
		Inc.	128,510	0.0

29,840		Centene Corp.	1,060,215	0.1

37,000		Cepheid, Inc.	1,281,680	0.2

38,500		Chelsea Therapeutics
		International, Inc.	196,350	0.0

14,290		Chemed Corp.	936,281	0.1

9,470	@	Chindex International,
		Inc.	128,981	0.0

12,980	@,X	Clinical Data, Inc.	12,980	0.0

14,000	@	Codexis, Inc.	134,820	0.0

21,000	@	Complete Genomics,
		Inc.	320,880	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Health Care: (continued)
7,230		Computer Programs &
		Systems, Inc.	$458,960	0.1

21,330	@	Conceptus, Inc.	248,921	0.0

19,440		Conmed Corp.	553,651	0.1

56,900	@,S	Corcept Therapeutics,
		Inc.	227,031	0.0

3,900		Corvel Corp.	182,910	0.0

18,960		Cross Country
		Healthcare, Inc.	144,096	0.0

25,150	S	CryoLife, Inc.	140,840	0.0

39,670	L	Cubist
		Pharmaceuticals, Inc.	1,427,723	0.2

105,303	@,L,S	Curis, Inc.	376,985	0.1

16,790		Cyberonics	469,281	0.1

13,980	@	Cynosure, Inc.	169,158	0.0

32,500	@,L,S	Cytori Therapeutics,
		Inc.	155,675	0.0

23,020	@,L	Delcath Systems, Inc.	118,783	0.0

47,800	@,S	Depomed, Inc.	391,004	0.1

29,880	@	DexCom, Inc.	432,961	0.1

50,310	@,S	Durect Corp.	102,129	0.0

79,410	@,S	Dyax Corp.	157,232	0.0

82,600	S	Dynavax Technologies
		Corp.	227,150	0.0

35,600	S	DynaVox, Inc.	270,560	0.0

11,370		Emergent Biosolutions,
		Inc.	256,394	0.0

13,580	@,L	Emeritus Corp.	288,575	0.0

18,300		Endocyte, Inc.	262,056	0.0

36,630	@,S	Endologix, Inc.	340,659	0.1

7,120		Ensign Group, Inc.	216,377	0.0

32,950	@,L	Enzon
		Pharmaceuticals, Inc.	331,148	0.1

28,970	S	eResearch Technology,
		Inc.	184,539	0.0

37,100	@,S	Exact Sciences Corp.	319,060	0.1

10,510	@	Exactech, Inc.	189,285	0.0

15,600	@	ExamWorks Group,
		Inc.	396,084	0.1

78,750	@	Exelixis, Inc.	705,600	0.1

20,200	@,L	Fluidigm Corp.	338,754	0.1

9,900	@	Furiex
		Pharmaceuticals, Inc.	176,121	0.0

9,430		Genomic Health, Inc.	263,191	0.0

17,240		Gentiva Health
		Services, Inc.	359,109	0.1

58,410	@,L,S	Geron Corp.	234,224	0.0

15,180		Greatbatch, Inc.	407,128	0.1

19,190		Haemonetics Corp.	1,235,260	0.2

39,360		Halozyme
		Therapeutics, Inc.	271,978	0.0

17,840		Hanger Orthopedic
		Group, Inc.	436,545	0.1

107,630	@,S	Hansen Medical, Inc.	367,018	0.1

63,520		Healthsouth Corp.	1,667,400	0.2

37,770		Healthspring, Inc.	1,741,575	0.2

24,120		Healthways, Inc.	366,142	0.1

6,263	@,L	HeartWare
		International, Inc.	463,963	0.1

7,260		Hi-Tech Pharmacal
		Co., Inc.	210,032	0.0

18,720		HMS Holdings Corp.	$1,439,006	0.2

6,580		ICU Medical, Inc.	287,546	0.0

28,800	@,S	Idenix
		Pharmaceuticals, Inc.	144,000	0.0

48,640		Immucor, Inc.	993,229	0.1

34,060	L	Immunogen, Inc.	415,191	0.1

49,850	L,S	Immunomedics, Inc.	202,889	0.0

42,080		Impax Laboratories,
		Inc.	916,923	0.1

56,540	L	Incyte Corp.	1,070,868	0.1

56,000	@	Inhibitex, Inc.	219,520	0.0

19,750	@	Insulet Corp.	437,857	0.1

12,830	L	Integra LifeSciences
		Holdings Corp.	613,402	0.1

28,970		InterMune, Inc.	1,038,575	0.1

19,460		Invacare Corp.	645,877	0.1

12,070		IPC The Hospitalist
		Co., Inc.	559,445	0.1

11,190	@	IRIS International, Inc.	111,788	0.0

25,100	L	Ironwood
		Pharmaceuticals, Inc.	394,572	0.1

50,420	@	Isis Pharmaceuticals,
		Inc.	461,847	0.1

18,400	@	ISTA Pharmaceuticals,
		Inc.	140,668	0.0

14,100	@,L	Jazz Pharmaceuticals,
		Inc.	470,235	0.1

24,050		Kendle International,
		Inc.	362,674	0.1

9,040	@	Kensey Nash Corp.	228,079	0.0

41,800	@,L,S	Keryx
		Biopharmaceuticals,
		Inc.	197,714	0.0

33,956		Kindred Healthcare,
		Inc.	729,035	0.1

7,080		Landauer, Inc.	436,057	0.1

139,200	@,S	Lexicon Genetics, Inc.	244,992	0.0

7,010		LHC Group, Inc.	161,651	0.0

12,155	@	Ligand
		Pharmaceuticals, Inc.	145,252	0.0

22,380		Luminex Corp.	467,742	0.1

22,600		Magellan Health
		Services, Inc.	1,237,124	0.2

19,400	@,L	MAKO Surgical Corp.	576,762	0.1

46,710	@,S	MannKind Corp.	177,498	0.0

14,100	@	MAP Pharmaceuticals,
		Inc.	225,177	0.0

36,810		Masimo Corp.	1,092,521	0.2

24,530		MedAssets, Inc.	327,721	0.1

24,950		Medcath Corp.	339,070	0.1

28,040		Medicines Co.	462,940	0.1

40,300		Medicis Pharmaceutical
		Corp.	1,538,251	0.2

10,800	@	Medidata Solutions,
		Inc.	257,796	0.0

19,140		Medivation, Inc.	410,170	0.1

17,300	@	MedQuist Holdings,
		Inc.	223,516	0.0

46,000	@,S	Merge Healthcare, Inc.	239,200	0.0

28,590		Meridian Bioscience,
		Inc.	689,305	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Health Care: (continued)
19,212		Merit Medical Systems,
		Inc.	$345,240	0.1

18,180	@,L	Metabolix, Inc.	129,805	0.0

34,900	S	Metropolitan Health
		Networks, Inc.	167,171	0.0

55,910	@,S	Micromet, Inc.	320,923	0.1

12,160		Molina Healthcare, Inc.	329,779	0.1

22,360	L	Momenta
		Pharmaceuticals, Inc.	435,126	0.1

8,290		MWI Veterinary Supply,
		Inc.	669,583	0.1

37,020	@,S	Nabi
		Biopharmaceuticals	199,168	0.0

5,070		National Healthcare
		Corp.	251,320	0.0

19,130		Natus Medical, Inc.	289,820	0.0

64,870		Nektar Therapeutics	471,605	0.1

15,015		Neogen Corp.	678,828	0.1

81,200	@,L,S	Neoprobe Corp.	269,584	0.0

103,600	@,L,S	Neostem, Inc.	153,328	0.0

26,220	@,S	Neurocrine
		Biosciences, Inc.	211,071	0.0

49,240	@,S	Novavax, Inc.	99,465	0.0

33,570		NPS Pharmaceuticals,
		Inc.	317,237	0.1

26,480		NuVasive, Inc.	870,662	0.1

27,070		NxStage Medical, Inc.	563,597	0.1

21,000	@,L	Nymox Pharmaceutical
		Corp.	175,350	0.0

9,190	@	Obagi Medical
		Products, Inc.	86,662	0.0

25,370		Omnicell, Inc.	395,518	0.1

9,000		OncoGenex
		Pharmaceutical, Inc.	153,270	0.0

29,800	@,L	Oncothyreon, Inc.	273,862	0.0

43,310	S	Onyx Pharmaceuticals,
		Inc.	1,528,843	0.2

32,485	@,S	Opko Health, Inc.	119,870	0.0

18,740	L	Optimer
		Pharmaceuticals, Inc.	222,819	0.0

35,750	@,S	OraSure Technologies,
		Inc.	304,948	0.1

50,450	@,S	Orexigen Therapeutics,
		Inc.	80,216	0.0

10,580		Orthofix International
		NV	449,333	0.1

42,980		Owens & Minor, Inc.	1,482,380	0.2

25,300	L	Pacific Biosciences of
		California, Inc.	296,010	0.0

9,200	@	Pacira
		Pharmaceuticals,
		Inc./DE	110,400	0.0

28,430	S	Pain Therapeutics, Inc.	110,024	0.0

22,060	@	Palomar Medical
		Technologies, Inc.	248,837	0.0

23,220		Par Pharmaceutical
		Cos., Inc.	765,796	0.1

39,060	L	Parexel International
		Corp.	920,254	0.1

80,830	S	PDL BioPharma, Inc.	474,472	0.1

118,000	@,L,S	Peregrine
		Pharmaceuticals, Inc.	219,480	0.0

31,500	@,S	Pharmacyclics, Inc.	$328,860	0.1

19,410		PharMerica Corp.	247,672	0.0

19,310	@,S	Progenics
		Pharmaceuticals, Inc.	138,646	0.0

9,030		Providence Service
		Corp.	114,229	0.0

38,830	L	PSS World Medical,
		Inc.	1,087,628	0.1

11,540		Quality Systems, Inc.	1,007,442	0.1

38,730		Questcor
		Pharmaceuticals, Inc.	933,393	0.1

13,450	L	Quidel Corp.	203,767	0.0

23,300	@,L	Raptor Pharmaceutical
		Corp.	144,227	0.0

28,750	S	Rigel Pharmaceuticals,
		Inc.	263,637	0.0

62,490	@,S	RTI Biologics, Inc.	169,348	0.0

7,400	@	Rural/Metro Corp.	127,576	0.0

38,530		Salix Pharmaceuticals
		Ltd.	1,534,650	0.2

41,460	L	Sangamo Biosciences,
		Inc.	244,199	0.0

58,600	@,S	Santarus, Inc.	197,482	0.0

45,240	L	Savient
		Pharmaceuticals, Inc.	338,848	0.1

50,370	L	Seattle Genetics, Inc.	1,033,592	0.1

23,500		Select Medical
		Holdings Corp.	208,445	0.0

55,150	@,S	Sequenom, Inc.	416,383	0.1

20,620	@,L	SIGA Technologies,
		Inc.	200,839	0.0

12,710	@	Skilled Healthcare
		Group, Inc.	120,237	0.0

11,920		SonoSite, Inc.	419,226	0.1

19,620	@,S	Spectranetics Corp.	122,036	0.0

34,640	@,S	Spectrum
		Pharmaceuticals, Inc.	320,940	0.1

38,320		Steris Corp.	1,340,434	0.2

47,150		Stewart Enterprises,
		Inc.	344,195	0.1

52,900	@,L	Sunesis
		Pharmaceuticals, Inc.	110,561	0.0

36,150	@	Sunrise Senior Living,
		Inc.	344,510	0.1

63,130	@,S	SuperGen, Inc.	188,127	0.0

10,070		SurModics, Inc.	111,777	0.0

19,790		Symmetry Medical, Inc.	177,516	0.0

5,900	@	Synovis Life
		Technologies, Inc.	102,778	0.0

11,140	L	Synutra International,
		Inc.	109,395	0.0

16,000		Targacept, Inc.	337,120	0.1

12,500	@	Team Health Holdings,
		Inc.	281,375	0.0

41,210		Theravance, Inc.	915,274	0.1

12,570		Triple-S Management
		Corp.	273,146	0.0

22,800	@	Trius Therapeutics, Inc.	180,576	0.0

36,800	@	Unilife Corp.	190,624	0.0

16,720		Universal American
		Corp./NY	183,084	0.0

20,400	@	Uroplasty, Inc.	153,000	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Health Care: (continued)
5,600		US Physical Therapy,
		Inc.	$138,488	0.0

17,750	S	Vanda
		Pharmaceuticals, Inc.	126,735	0.0

12,300	@	Vascular Solutions, Inc.	152,520	0.0

82,800	S	Vical, Inc.	341,136	0.1

49,490		Viropharma, Inc.	915,565	0.1

53,170	L	Vivus, Inc.	432,804	0.1

28,110	@	Volcano Corp.	907,672	0.1

26,100		WellCare Health Plans,
		Inc.	1,341,801	0.2

23,780		West Pharmaceutical
		Services, Inc.	1,040,613	0.1

22,600		Wright Medical Group,
		Inc.	339,000	0.1

18,040	@	Xenoport, Inc.	128,445	0.0

6,000		Young Innovations, Inc.	171,120	0.0

79,000	@,L,S	Zalicus, Inc.	188,020	0.0

45,000	@,S	ZIOPHARM Oncology,
		Inc.	275,400	0.0

35,000	@	Zogenix, Inc.	140,350	0.0

13,910		Zoll Medical Corp.	788,141	0.1

			99,036,715	12.5

		Industrials: 15.1%
25,120	@,L	3D Systems Corp.	495,115	0.1

48,500	@,L	A123 Systems, Inc.	258,020	0.0

12,865	L	AAON, Inc.	280,972	0.0

23,620		AAR Corp.	639,866	0.1

35,150		ABM Industries, Inc.	820,401	0.1

23,280	@	Acacia Research -
		Acacia Technologies	854,143	0.1

46,560		ACCO Brands Corp.	365,496	0.1

11,100	@	Accuride Corp.	140,193	0.0

65,700	@	Active Power, Inc.	160,965	0.0

43,840		Actuant Corp.	1,176,227	0.2

29,450	S	Acuity Brands, Inc.	1,642,721	0.2

9,680		Advisory Board Co.	560,278	0.1

9,760		Aerovironment, Inc.	345,016	0.0

29,880	@	Air Transport Services
		Group, Inc.	204,678	0.0

30,340		Aircastle Ltd.	385,925	0.1

5,200		Alamo Group, Inc.	123,240	0.0

23,260		Alaska Air Group, Inc.	1,592,380	0.2

15,490		Albany International
		Corp.	408,781	0.1

10,000	L	Allegiant Travel Co.	495,000	0.1

17,130		Altra Holdings, Inc.	410,949	0.1

5,930	@,L	Amerco, Inc.	570,170	0.1

6,400	@	American Railcar
		Industries, Inc.	150,080	0.0

27,000		American
		Reprographics Co.	190,890	0.0

5,960		American Science &
		Engineering, Inc.	476,800	0.1

34,260	@	American
		Superconductor Corp.	309,710	0.0

7,040	L	American Woodmark
		Corp.	121,933	0.0

6,420		Ameron International
		Corp.	421,666	0.1

4,470		Ampco-Pittsburgh
		Corp.	$104,822	0.0

23,475		AO Smith Corp.	992,993	0.1

32,320	@,S	APAC Customer
		Services, Inc.	172,266	0.0

18,700		Apogee Enterprises,
		Inc.	239,547	0.0

26,110		Applied Industrial
		Technologies, Inc.	929,777	0.1

11,900		Arkansas Best Corp.	282,387	0.0

15,410		Astec Industries, Inc.	569,862	0.1

17,570		Atlas Air Worldwide
		Holdings, Inc.	1,045,591	0.1

69,830	@	Avis Budget Group, Inc.	1,193,395	0.2

8,060	L	AZZ, Inc.	369,148	0.1

9,820		Badger Meter, Inc.	363,242	0.1

18,700	@	Baltic Trading Ltd.	107,338	0.0

33,000		Barnes Group, Inc.	818,730	0.1

6,800		Barrett Business
		Services, Inc.	97,376	0.0

27,280		Beacon Roofing
		Supply, Inc.	622,530	0.1

28,350		Belden CDT, Inc.	988,281	0.1

32,450	@	Blount International,
		Inc.	566,902	0.1

36,220		Brady Corp.	1,161,213	0.2

27,270		Briggs & Stratton Corp.	541,582	0.1

29,400		Brink's Co.	877,002	0.1

117,540	@,L,S	Broadwind Energy, Inc.	170,433	0.0

55,060	@,S	Builders FirstSource,
		Inc.	118,379	0.0

7,400	@	CAI International, Inc.	152,884	0.0

308,800	@,S	Capstone Turbine
		Corp.	472,464	0.1

5,330		Cascade Corp.	253,548	0.0

33,580	@,S	CBIZ, Inc.	247,149	0.0

6,500		CDI Corp.	86,385	0.0

13,670	@	Celadon Group, Inc.	190,833	0.0

36,430	S	Cenveo, Inc.	233,152	0.0

15,280		Ceradyne, Inc.	595,767	0.1

19,050	@	Chart Industries, Inc.	1,028,319	0.1

11,530		CIRCOR International,
		Inc.	493,830	0.1

35,730		Clarcor, Inc.	1,689,314	0.2

12,078		Clean Harbors, Inc.	1,247,054	0.2

16,780		Colfax Corp.	416,144	0.1

9,940		Columbus McKinnon
		Corp.	178,522	0.0

27,280		Comfort Systems USA,
		Inc.	289,441	0.0

18,200	@	Commercial Vehicle
		Group, Inc.	258,258	0.0

7,350		Consolidated Graphics,
		Inc.	403,883	0.1

21,580		Corporate Executive
		Board Co.	941,967	0.1

12,600		CoStar Group, Inc.	746,928	0.1

7,320		Courier Corp.	80,886	0.0

6,510	@	CRA International, Inc.	176,356	0.0

9,520		Cubic Corp.	485,425	0.1

28,209		Curtiss-Wright Corp.	913,125	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Industrials: (continued)
32,750		Deluxe Corp.	$809,252	0.1

18,370		DigitalGlobe, Inc.	466,782	0.1

11,910		Dolan Media Co.	100,878	0.0

19,810		Dollar Thrifty
		Automotive Group	1,460,789	0.2

14,300		Douglas Dynamics, Inc.	225,797	0.0

4,260		Ducommun, Inc.	87,628	0.0

15,560		Dycom Industries, Inc.	254,250	0.0

13,360		Dynamic Materials
		Corp.	299,531	0.0

61,160	@,L	Eagle Bulk Shipping,
		Inc.	151,677	0.0

40,310		EMCOR Group, Inc.	1,181,486	0.2

13,610		Encore Wire Corp.	329,634	0.0

44,510	@,L,S	Energy Recovery, Inc.	145,548	0.0

50,360	S	Energy Solutions, Inc.	248,778	0.0

13,030	L	Enernoc, Inc.	205,092	0.0

35,910		EnerSys	1,236,022	0.2

17,520		Ennis, Inc.	304,848	0.0

12,440		EnPro Industries, Inc.	597,991	0.1

15,700		ESCO Technologies,
		Inc.	577,760	0.1

14,800	@	Essex Rental Corp.	97,532	0.0

16,880		Esterline Technologies
		Corp.	1,289,632	0.2

37,500	@,L	Excel Maritime Carriers
		Ltd.	116,250	0.0

8,190		Exponent, Inc.	356,347	0.1

42,240	S	Federal Signal Corp.	277,094	0.0

40,700	@,S	Flow International
		Corp.	144,892	0.0

30,260	S	Force Protection, Inc.	150,241	0.0

18,770		Forward Air Corp.	634,238	0.1

16,120		Franklin Electric Co.,
		Inc.	756,834	0.1

6,900		Freightcar America,
		Inc.	174,846	0.0

19,800		FTI Consulting, Inc.	751,212	0.1

153,840	@,L,S	FuelCell Energy, Inc.	201,530	0.0

35,410	@,S	Furmanite Corp.	281,155	0.0

10,950		G&K Services, Inc.	370,767	0.1

14,300	L	Genco Shipping &
		Trading Ltd.	107,536	0.0

41,490	S	Gencorp, Inc.	266,366	0.0

10,100		Generac Holdings, Inc.	195,940	0.0

24,640	L	Genesee & Wyoming,
		Inc.	1,444,890	0.2

39,617		Geo Group, Inc.	912,380	0.1

13,030		GeoEye, Inc.	487,322	0.1

17,400		Gibraltar Industries,
		Inc.	196,968	0.0

10,900	@	Global Power
		Equipment Group, Inc.	289,068	0.0

11,412		Gorman-Rupp Co.	375,911	0.1

12,020		Graham Corp.	245,208	0.0

18,840		Granite Construction,
		Inc.	462,145	0.1

31,040		Great Lakes Dredge &
		Dock Corp.	173,203	0.0

14,870	@	Greenbrier Cos., Inc.	293,831	0.0

21,230		Griffon Corp.	213,998	0.0

22,360	@	H&E Equipment
		Services, Inc.	$312,816	0.0

28,660	S	Hawaiian Holdings, Inc.	163,362	0.0

35,065		Healthcare Services
		Group	569,806	0.1

36,890		Heartland Express, Inc.	610,898	0.1

22,590		Heico Corp.	1,236,577	0.2

11,290		Heidrick & Struggles
		International, Inc.	255,606	0.0

42,700	L	Herman Miller, Inc.	1,162,294	0.2

65,960		Hexcel Corp.	1,443,864	0.2

11,800	@	Higher One Holdings,
		Inc.	223,256	0.0

32,120		HNI, Corp.	806,854	0.1

13,590		Houston Wire & Cable
		Co.	211,325	0.0

26,560		HUB Group, Inc.	1,000,250	0.1

14,550	@	Huron Consulting
		Group, Inc.	439,556	0.1

10,250	@	ICF International, Inc.	260,145	0.0

33,420		II-VI, Inc.	855,552	0.1

16,540	@,L	Innerworkings, Inc.	137,944	0.0

25,590		Insituform
		Technologies, Inc.	536,622	0.1

13,880		Insperity, Inc.	410,987	0.1

12,130		Insteel Industries, Inc.	152,110	0.0

29,170		Interface, Inc.	565,023	0.1

21,900		Interline Brands, Inc.	402,303	0.1

3,730		International
		Shipholding Corp.	79,374	0.0

5,900		Intersections, Inc.	107,380	0.0

159,630	L,S	JetBlue Airways Corp.	973,743	0.1

17,870		John Bean
		Technologies Corp.	345,248	0.0

8,640		Kadant, Inc.	272,246	0.0

15,500		Kaman Corp.	549,785	0.1

22,700		Kaydon Corp.	847,164	0.1

15,330		Kelly Services, Inc.	252,945	0.0

12,500	@	Keyw Holding
		Corp./The	154,875	0.0

24,730		Kforce, Inc.	323,468	0.0

22,680	S	Kimball International,
		Inc.	145,832	0.0

32,001		Knight Transportation,
		Inc.	543,697	0.1

31,040		Knoll, Inc.	622,973	0.1

27,230		Korn/Ferry International	598,788	0.1

12,000	@	Kratos Defense &
		Security Solutions, Inc.	145,920	0.0

11,120	@	Layne Christensen Co.	337,381	0.0

7,310		LB Foster Co.	240,572	0.0

10,340		Lindsay Manufacturing
		Co.	711,392	0.1

7,300		LMI Aerospace, Inc.	178,339	0.0

15,320		LSI Industries, Inc.	121,641	0.0

8,340	@	M&F Worldwide Corp.	215,506	0.0

9,400		Marten Transport Ltd.	203,040	0.0

36,190		Mastec, Inc.	713,667	0.1

15,580		McGrath Rentcorp	437,486	0.1

65,430	@	Meritor, Inc.	1,049,497	0.1

37,110	S	Metalico, Inc.	218,949	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Industrials: (continued)
9,130		Met-Pro Corp.	$103,899	0.0

4,500		Michael Baker Corp.	95,040	0.0

11,176		Middleby Corp.	1,050,991	0.1

9,650		Miller Industries, Inc.	180,359	0.0

15,920		Mine Safety Appliances
		Co.	594,453	0.1

8,900		Mistras Group, Inc.	144,180	0.0

23,730		Mobile Mini, Inc.	502,839	0.1

29,054		Moog, Inc.	1,264,430	0.2

23,620		Mueller Industries, Inc.	895,434	0.1

105,540	S	Mueller Water
		Products, Inc.	420,049	0.1

13,890	@	MYR Group,
		Inc./Delaware	325,026	0.0

3,750		Nacco Industries, Inc.	363,075	0.1

3,760		National Presto
		Industries, Inc.	381,602	0.1

32,770	@	Navigant Consulting,
		Inc.	343,757	0.0

6,410	@	Northwest Pipe Co.	167,045	0.0

28,615		Old Dominion Freight
		Line	1,067,339	0.1

27,880	S	On Assignment, Inc.	274,060	0.0

40,420		Orbital Sciences Corp.	681,077	0.1

16,510		Orion Marine Group,
		Inc.	155,359	0.0

33,800	@,S	Pacer International, Inc.	159,536	0.0

9,460		Pike Electric Corp.	83,626	0.0

8,670	@,L	PMFG, Inc.	172,100	0.0

3,600		Powell Industries, Inc.	131,400	0.0

13,300		Primoris Services Corp.	171,570	0.0

17,900		Quad/Graphics, Inc.	695,594	0.1

26,000		Quality Distribution, Inc.	338,520	0.0

20,350		Quanex Building
		Products Corp.	333,537	0.0

13,100	@	RailAmerica, Inc.	196,500	0.0

8,840		Raven Industries, Inc.	492,476	0.1

13,000		RBC Bearings, Inc.	490,880	0.1

29,940		Resources Connection,
		Inc.	360,478	0.1

9,100	@	Roadrunner
		Transportation
		Systems, Inc.	137,228	0.0

28,875		Robbins & Myers, Inc.	1,526,044	0.2

50,340		Rollins, Inc.	1,025,929	0.1

6,200		RPX Corp.	173,786	0.0

34,220	@	RSC Holdings, Inc.	409,271	0.1

20,400	@	Rush Enterprises, Inc. -
		Class A	388,212	0.1

7,860	@	Saia, Inc.	133,227	0.0

80,730	@,L	SatCon Technology
		Corp.	192,945	0.0

8,400	@	Sauer-Danfoss, Inc.	423,276	0.1

8,640		Schawk, Inc.	143,078	0.0

11,260		School Specialty, Inc.	162,031	0.0

117		Seaboard Corp.	282,906	0.0

38,130		SFN Group, Inc.	346,602	0.1

24,810		Simpson Manufacturing
		Co., Inc.	741,075	0.1

38,910		Skywest, Inc.	585,985	0.1

11,040	@	Standard Parking Corp.	176,309	0.0

8,050		Standex International
		Corp.	$246,894	0.0

37,700		Steelcase, Inc.	429,403	0.1

8,500	@	Sterling Construction
		Co., Inc.	117,045	0.0

6,890		Sun Hydraulics Corp.	329,342	0.0

31,800	@,L	Swift Transporation Co.	430,890	0.1

51,300	@,L	Swisher Hygiene, Inc.	288,819	0.0

22,420		SYKES Enterprises,
		Inc.	482,703	0.1

11,380		TAL International
		Group, Inc.	392,951	0.1

61,020	@,S	Taser International, Inc.	277,641	0.0

12,100		Team, Inc.	291,973	0.0

9,860	@	Tecumseh Products
		Co.	100,572	0.0

22,760		Teledyne
		Technologies, Inc.	1,146,194	0.2

11,980		Tennant Co.	478,361	0.1

40,450		Tetra Tech, Inc.	910,125	0.1

5,180	L	Textainer Group
		Holdings Ltd.	159,233	0.0

29,635		Titan International, Inc.	718,945	0.1

14,540	@,L	Titan Machinery, Inc.	418,461	0.1

24,200	@	TMS International
		Corp.	315,810	0.0

18,710		Tredegar Corp.	343,329	0.0

9,150	@,L	Trex Co., Inc.	223,992	0.0

14,000		Trimas Corp.	346,500	0.1

9,217		Triumph Group, Inc.	917,829	0.1

27,520		TrueBlue, Inc.	398,490	0.1

17,980		Tutor Perini Corp.	344,856	0.0

11,900		Twin Disc, Inc.	459,697	0.1

23,050	@,L	Ultrapetrol Bahamas
		Ltd.	113,867	0.0

9,290		Unifirst Corp.	522,005	0.1

46,040		United Rentals, Inc.	1,169,416	0.2

33,200		United Stationers, Inc.	1,176,276	0.2

10,940		Universal Forest
		Products, Inc.	262,122	0.0

112,840	@,L	US Airways Group, Inc.	1,005,404	0.1

10,910		US Ecology, Inc.	186,561	0.0

28,700		USG Corp.	411,558	0.1

17,360		Viad Corp.	386,954	0.1

9,890		Vicor Corp.	159,921	0.0

5,200		VSE Corp.	129,480	0.0

43,200	@	Wabash National Corp.	404,784	0.1

18,860		Watsco, Inc.	1,282,291	0.2

18,770		Watts Water
		Technologies, Inc.	664,646	0.1

23,410		Werner Enterprises,
		Inc.	586,421	0.1

40,180		Woodward Governor
		Co.	1,400,675	0.2

9,400	@,L	Xerium Technologies,
		Inc.	174,370	0.0

5,000	L	Zipcar, Inc.	102,050	0.0

			119,808,173	15.1

		Information Technology: 17.6%
22,600		ACI Worldwide, Inc.	763,202	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Information Technology: (continued)
40,230		Actuate Corp.	$235,346	0.0

44,800		Acxiom Corp.	587,328	0.1

42,040		Adtran, Inc.	1,627,368	0.2

21,150		Advanced Energy
		Industries, Inc.	312,809	0.0

21,840	L	Advent Software, Inc.	615,233	0.1

17,157		Agilysys, Inc.	143,089	0.0

6,900		Alpha & Omega
		Semiconductor Ltd.	91,425	0.0

20,570	S	American Software,
		Inc.	170,937	0.0

63,500	L	Amkor Technology, Inc.	391,795	0.1

5,300	@	Amtech Systems, Inc.	109,392	0.0

37,430	@,S	Anadigics, Inc.	120,150	0.0

12,640		Anaren, Inc.	268,600	0.0

16,100	@	Ancestry.com, Inc.	666,379	0.1

17,650		Anixter International,
		Inc.	1,153,251	0.2

44,330	@,L	Applied Micro Circuits
		Corp.	392,764	0.1

90,400		Arris Group, Inc.	1,049,544	0.1

50,130		Aruba Networks, Inc.	1,481,341	0.2

48,100		Aspen Technology, Inc.	826,358	0.1

21,320		ATMI, Inc.	435,568	0.1

35,240	@,S	Aviat Networks, Inc.	138,846	0.0

16,750		Avid Technology, Inc.	315,570	0.0

59,400	@,S	Axcelis Technologies,
		Inc.	97,416	0.0

27,500	@,L	AXT, Inc.	233,200	0.0

7,860		Bel Fuse, Inc.	170,483	0.0

35,200		Benchmark Electronics,
		Inc.	580,800	0.1

10,080		Black Box Corp.	315,202	0.0

28,960		Blackbaud, Inc.	802,771	0.1

23,190	L	Blackboard, Inc.	1,006,214	0.1

25,460		Blue Coat Systems,
		Inc.	556,556	0.1

14,660		Bottomline
		Technologies, Inc.	362,249	0.1

55,590		Brightpoint, Inc.	450,835	0.1

15,100	@	BroadSoft, Inc.	575,763	0.1

38,480		Brooks Automation,
		Inc.	417,893	0.1

16,060		Cabot Microelectronics
		Corp.	746,308	0.1

18,640	L	CACI International, Inc.	1,175,811	0.2

19,800	@	Calix, Inc.	412,236	0.1

27,650		Cardtronics, Inc.	648,393	0.1

5,950		Cass Information
		Systems, Inc.	224,672	0.0

31,770		Cavium, Inc.	1,384,854	0.2

16,930		Ceva, Inc.	515,688	0.1

25,690		Checkpoint Systems,
		Inc.	459,337	0.1

44,110	S	Ciber, Inc.	244,811	0.0

36,570	L	Cirrus Logic, Inc.	581,463	0.1

24,240		Cognex Corp.	858,823	0.1

15,720	@	Coherent, Inc.	868,844	0.1

15,820		Cohu, Inc.	207,400	0.0

27,540		Commvault Systems,
		Inc.	1,224,153	0.2

15,800		comScore, Inc.	$409,220	0.1

17,100		Comtech
		Telecommunications	479,484	0.1

23,200		Concur Technologies,
		Inc.	1,161,624	0.2

17,240	L	Constant Contact, Inc.	437,551	0.1

48,200		Convergys Corp.	657,448	0.1

26,900	@	Convio, Inc.	290,789	0.0

8,300	L	Cornerstone
		OnDemand, Inc.	146,495	0.0

17,000	@,S	Cray, Inc.	108,800	0.0

17,220		CSG Systems
		International	318,226	0.0

22,100		CTS Corp.	213,707	0.0

16,840	L	Cymer, Inc.	833,748	0.1

22,410	L	Daktronics, Inc.	241,804	0.0

13,900		DDi Corp.	132,606	0.0

27,040		DealerTrack Holdings,
		Inc.	620,568	0.1

23,570		DemandTec, Inc.	214,487	0.0

14,050		DG FastChannel, Inc.	450,303	0.1

23,600	@	Dialogic, Inc.	106,200	0.0

12,700		Dice Holdings, Inc.	171,704	0.0

26,280		Digital River, Inc.	845,165	0.1

23,410	L	Diodes, Inc.	611,001	0.1

53,000	@	Dot Hill Systems Corp.	150,520	0.0

23,150	@	DSP Group, Inc.	201,405	0.0

10,080		DTS, Inc.	408,744	0.1

62,300		Earthlink, Inc.	479,398	0.1

17,250		Ebix, Inc.	328,612	0.0

10,240	@	Echelon Corp.	93,082	0.0

11,780		Electro Rent Corp.	201,674	0.0

23,840		Electro Scientific
		Industries, Inc.	460,112	0.1

26,820		Electronics for Imaging	461,840	0.1

26,800	@	Ellie Mae, Inc.	153,832	0.0

19,900	@	eMagin Corp.	120,793	0.0

43,100	@,L	Emcore Corp.	118,094	0.0

10,950		EMS Technologies, Inc.	361,022	0.1

54,790		Emulex Corp.	471,194	0.1

89,600		Entegris, Inc.	906,752	0.1

43,210	@,L	Entropic
		Communications, Inc.	384,137	0.1

23,250		EPIQ Systems, Inc.	330,615	0.0

6,250	@	ePlus, Inc.	165,250	0.0

34,370		Euronet Worldwide,
		Inc.	529,642	0.1

19,590	S	Exar Corp.	124,005	0.0

12,520	@	ExlService Holdings,
		Inc.	289,212	0.0

63,530	@,S	Extreme Networks	205,837	0.0

12,000		Fabrinet	291,360	0.0

28,130		Fair Isaac Corp.	849,526	0.1

13,730		Faro Technologies, Inc.	601,374	0.1

22,650		FEI Co.	865,003	0.1

53,800		Finisar Corp.	970,014	0.1

31,400		Formfactor, Inc.	284,484	0.0

9,870		Forrester Research,
		Inc.	325,315	0.0

4,800		GeekNet Inc.	128,256	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Information Technology: (continued)
26,880	@,S	Global Cash Access,
		Inc.	$85,478	0.0

20,350	@	Globecomm Systems,
		Inc.	316,646	0.0

38,000	@	Glu Mobile, Inc.	200,260	0.0

19,500	@	GSI Group, Inc.	234,975	0.0

23,400	@	GSI Technology, Inc.	168,480	0.0

76,720	L	GT Solar International,
		Inc.	1,242,864	0.2

64,990		Harmonic, Inc.	469,878	0.1

21,660		Heartland Payment
		Systems, Inc.	446,196	0.1

15,809		Hittite Microwave Corp.	978,735	0.1

30,000		Hypercom Corp.	294,900	0.0

51,700	@,L	Identive Group, Inc.	119,944	0.0

17,630		iGate Corp.	287,722	0.0

20,950		Imation Corp.	197,768	0.0

23,010	@,S	Immersion Corp.	196,275	0.0

59,530	@	Infinera Corp.	411,352	0.1

20,960		Infospace, Inc.	191,155	0.0

4,700	@	Inphi Corp.	81,780	0.0

30,310		Insight Enterprises, Inc.	536,790	0.1

18,540	@	Integral Systems, Inc.	225,632	0.0

99,600	L	Integrated Device
		Technology, Inc.	782,856	0.1

19,000	@	Integrated Silicon
		Solution, Inc.	183,730	0.0

9,400		Interactive Intelligence,
		Inc.	329,470	0.0

26,640		InterDigital, Inc.	1,088,244	0.1

19,800		Intermec, Inc.	218,592	0.0

45,570	S	Internap Network
		Services Corp.	334,939	0.1

15,340		Intevac, Inc.	156,621	0.0

18,100		IntraLinks Holdings,
		Inc.	312,768	0.0

24,410	@	Ixia	312,448	0.0

15,870	@	IXYS Corp.	237,733	0.0

27,570	L	j2 Global
		Communications, Inc.	778,301	0.1

55,630		Jack Henry &
		Associates, Inc.	1,669,456	0.2

27,334		JDA Software Group,
		Inc.	844,347	0.1

13,500	@	Kenexa Corp.	323,730	0.0

15,860		Keynote Systems, Inc.	343,052	0.1

23,700	@,L	KIT Digital, Inc.	282,978	0.0

45,510	S	Kopin Corp.	214,352	0.0

36,430		Kulicke & Soffa
		Industries, Inc.	405,830	0.1

50,100	@,L	L-1 Identity Solutions,
		Inc.	588,675	0.1

87,230	S	Lattice Semiconductor
		Corp.	568,740	0.1

97,290		Lawson Software, Inc.	1,091,594	0.1

18,600	@	LeCroy Corp.	223,944	0.0

59,280	@,S	Lionbridge
		Technologies	188,510	0.0

10,140		Liquidity Services, Inc.	239,405	0.0

11,380		Littelfuse, Inc.	668,234	0.1

31,810		LivePerson, Inc.	449,793	0.1

10,400		LogMeIn, Inc.	$401,128	0.1

19,340	@	LoopNet, Inc.	355,469	0.1

6,340	@	Loral Space &
		Communications, Inc.	440,440	0.1

39,700	@	LTX-Credence Corp.	354,918	0.1

41,200		Magma Design
		Automation, Inc.	329,188	0.0

15,140		Manhattan Associates,
		Inc.	521,422	0.1

14,810	L	Mantech International
		Corp.	657,860	0.1

10,830	L	MAXIMUS, Inc.	895,966	0.1

14,370	@	Maxwell Technologies,
		Inc.	232,650	0.0

10,740		Measurement
		Specialties, Inc.	383,418	0.1

67,670		Mentor Graphics Corp.	866,853	0.1

17,710		Mercury Computer
		Systems, Inc.	330,823	0.0

9,500	L	Meru Networks, Inc.	114,095	0.0

21,760		Methode Electronics,
		Inc.	252,634	0.0

35,340		Micrel, Inc.	373,897	0.1

52,950		Microsemi Corp.	1,085,475	0.1

5,970		MicroStrategy, Inc.	971,200	0.1

117,190	@,L,S	Microvision, Inc.	142,972	0.0

17,600	@,L	Mindspeed
		Technologies, Inc.	140,800	0.0

35,980	@	MIPS Technologies,
		Inc.	248,622	0.0

32,840		MKS Instruments, Inc.	867,633	0.1

45,140	S	Moduslink Global
		Solutions, Inc.	202,227	0.0

84,930	@,S	MoneyGram
		International, Inc.	281,968	0.0

21,310		Monolithic Power
		Systems, Inc.	328,600	0.0

20,470		Monotype Imaging
		Holdings, Inc.	289,241	0.0

23,400		Motricity, Inc.	180,882	0.0

92,050	S	Move, Inc.	201,589	0.0

11,100		MTS Systems Corp.	464,313	0.1

4,650		Multi-Fineline
		Electronix, Inc.	100,486	0.0

8,700		Nanometrics, Inc.	165,213	0.0

4,420	@	NCI, Inc.	100,422	0.0

23,220		Netgear, Inc.	1,015,178	0.1

42,780		Netlogic Microsystems,
		Inc.	1,729,168	0.2

19,240		Netscout Systems, Inc.	401,924	0.1

15,200	L	NetSuite, Inc.	595,840	0.1

25,170	L	Newport Corp.	457,339	0.1

38,160		NIC, Inc.	513,634	0.1

28,480	S	Novatel Wireless, Inc.	156,070	0.0

11,400	@	Numerex Corp.	110,922	0.0

4,200	@	NVE Corp.	245,490	0.0

34,300	@	Oclaro, Inc.	230,496	0.0

39,900	@,L	OCZ Technology
		Group, Inc.	319,200	0.0

37,190	@,L	Omnivision
		Technologies, Inc.	1,294,584	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Information Technology: (continued)
12,150	@	OpenTable, Inc.	$1,009,908	0.1

14,530	L	Oplink
		Communications, Inc.	270,694	0.0

9,600		Opnet Technologies,
		Inc.	393,024	0.1

81,900	@	OpNext, Inc.	186,732	0.0

10,160		OSI Systems, Inc.	436,880	0.1

62,971		Parametric Technology
		Corp.	1,443,925	0.2

11,510		Park Electrochemical
		Corp.	321,704	0.0

12,800		Pegasystems, Inc.	595,840	0.1

18,680		Perficient, Inc.	191,657	0.0

24,590		Pericom
		Semiconductor Corp.	219,835	0.0

28,950	S	Photronics, Inc.	245,206	0.0

35,760		Plantronics, Inc.	1,306,313	0.2

30,170	S	Plexus Corp.	1,050,218	0.1

14,810		Power Integrations, Inc.	569,148	0.1

39,620	L	Power-One, Inc.	320,922	0.0

81,280	@,S	Powerwave
		Technologies, Inc.	239,776	0.0

14,500	@	Procera Networks, Inc.	155,585	0.0

46,395		Progress Software
		Corp.	1,119,511	0.1

9,820	@	PROS Holdings, Inc.	171,752	0.0

35,980	S	Pulse Electronics Corp.	159,032	0.0

21,300	@	QAD, Inc.	217,686	0.0

41,100	@	QLIK Technologies,
		Inc.	1,399,866	0.2

146,730	@,S	Quantum Corp.	484,209	0.1

37,020		Quest Software, Inc.	841,465	0.1

9,600	@	QuinStreet, Inc.	124,608	0.0

20,480		Radiant Systems, Inc.	428,032	0.1

15,860	S	Radisys Corp.	115,619	0.0

54,700	@	Rambus, Inc.	802,996	0.1

23,800	@	RealD, Inc.	556,682	0.1

28,900	S	RealNetworks, Inc.	98,260	0.0

15,900		RealPage, Inc.	420,873	0.1

7,160		Renaissance Learning,
		Inc.	89,786	0.0

188,620		RF Micro Devices, Inc.	1,154,354	0.2

19,100		Richardson Electronics
		Ltd./United States	259,569	0.0

15,580	L	RightNow
		Technologies, Inc.	504,792	0.1

6,000		Rimage Corp.	80,580	0.0

17,170		Rofin-Sinar
		Technologies, Inc.	586,355	0.1

11,090		Rogers Corp.	512,358	0.1

8,530	L	Rubicon Technology,
		Inc.	143,816	0.0

17,030		Rudolph Technologies,
		Inc.	182,391	0.0

34,920	S	S1 Corp.	261,202	0.0

61,200	@	Sanmina-SCI Corp.	632,196	0.1

61,300	@,L	Sapient Corp.	921,339	0.1

25,650	@	SAVVIS, Inc.	1,013,945	0.1

15,730		Scansource, Inc.	589,560	0.1

7,500		SciQuest, Inc.	128,175	0.0

21,000	@	Seachange Intl., Inc.	226,380	0.0

38,140		Semtech Corp.	$1,042,748	0.1

5,500		ServiceSource
		International, Inc.	122,210	0.0

30,360	@,S	ShoreTel, Inc.	309,672	0.0

18,600		Sigma Designs, Inc.	142,104	0.0

27,670	@	Silicon Graphics
		International Corp.	475,924	0.1

42,350	@,S	Silicon Image, Inc.	273,581	0.0

36,910	@	Smart Modular
		Technologies, Inc.	338,096	0.1

26,310		SolarWinds, Inc.	687,743	0.1

118,820	@,S	Sonus Networks, Inc.	384,977	0.1

18,470		Sourcefire, Inc.	548,928	0.1

18,700	@	Spansion, Inc.	360,349	0.1

26,960		SRA International, Inc.	833,603	0.1

9,300		SS&C Technologies
		Holdings, Inc.	184,791	0.0

15,180		Stamps.com, Inc.	202,501	0.0

12,630		Standard Microsystems
		Corp.	340,884	0.1

27,110	L	STEC, Inc.	461,141	0.1

12,920		Stratasys, Inc.	435,404	0.1

42,560		SuccessFactors, Inc.	1,251,264	0.2

13,620		Super Micro Computer,
		Inc.	219,146	0.0

9,520		Supertex, Inc.	213,248	0.0

44,450	S	support.com, Inc.	213,360	0.0

13,896		Sycamore Networks,
		Inc.	309,047	0.0

22,500	S	Symmetricom, Inc.	131,175	0.0

22,470	L	Synaptics, Inc.	578,378	0.1

11,570	L	Synchronoss
		Technologies, Inc.	367,116	0.1

11,450		SYNNEX Corp.	362,965	0.1

8,750		Syntel, Inc.	517,300	0.1

42,220		Take-Two Interactive
		Software, Inc.	645,122	0.1

24,380		Taleo Corp.	902,791	0.1

44,320		Tekelec	404,642	0.1

37,730	@,S	TeleCommunication
		Systems, Inc.	182,236	0.0

10,900		TeleNav, Inc.	193,257	0.0

19,640		TeleTech Holdings, Inc.	414,011	0.1

29,960		Tessera Technologies,
		Inc.	513,514	0.1

43,870	S	THQ, Inc.	158,809	0.0

69,120	@,L	Tivo, Inc.	711,245	0.1

17,670	@	TNS, Inc.	293,322	0.0

96,480		Triquint Semiconductor,
		Inc.	983,131	0.1

46,680		TTM Technologies, Inc.	747,814	0.1

20,940		Tyler Technologies,
		Inc.	560,773	0.1

16,970	@	Ultimate Software
		Group, Inc.	923,677	0.1

17,710		Ultratech, Inc.	538,030	0.1

26,814		Unisys Corp.	689,120	0.1

58,133	S	United Online, Inc.	350,542	0.1

23,270	@,L	Universal Display Corp.	816,544	0.1

54,050	L	Valueclick, Inc.	897,230	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Information Technology: (continued)
18,030	L	Vasco Data Security
		Intl.	$224,474	0.0

26,810	L	Veeco Instruments, Inc.	1,297,872	0.2

13,900	@	Verint Systems, Inc.	514,856	0.1

23,810	L	Viasat, Inc.	1,030,259	0.1

26,200	L	VirnetX Holding Corp.	758,228	0.1

18,400	@	Virtusa Corp.	348,680	0.1

12,900	@	Vishay Precision
		Group, Inc.	217,752	0.0

10,610		Vocus, Inc.	324,772	0.0

14,820		Volterra Semiconductor
		Corp.	365,461	0.1

68,300	@,L,S	Wave Systems Corp.	192,606	0.0

24,100	@	Web.com Group, Inc.	296,912	0.0

27,370		Websense, Inc.	710,799	0.1

49,000		Westell Technologies,
		Inc.	174,930	0.0

26,220		Wright Express Corp.	1,365,275	0.2

20,550		XO Group, Inc.	204,473	0.0

19,700		Xyratex Ltd.	202,122	0.0

91,700	@,S	Zix Corp.	352,128	0.1

37,010	@	Zoran Corp.	310,884	0.0

13,500	@	Zygo Corp.	178,470	0.0

			140,097,099	17.6

		Materials: 4.7%
20,514		A Schulman, Inc.	516,748	0.1

5,740	@	AEP Industries, Inc.	167,551	0.0

8,220		AM Castle & Co.	136,534	0.0

17,260		Amcol International
		Corp.	658,642	0.1

14,900		American Vanguard
		Corp.	193,253	0.0

16,970		Arch Chemicals, Inc.	584,447	0.1

12,210		Balchem Corp.	534,554	0.1

52,970		Boise, Inc.	412,636	0.1

25,380		Buckeye Technologies,
		Inc.	684,752	0.1

33,180		Calgon Carbon Corp.	564,060	0.1

47,080		Century Aluminum Co.	736,802	0.1

46,400	@	Chemtura Corp.	844,480	0.1

8,358		Clearwater Paper Corp.	570,684	0.1

57,080	L	Coeur d'Alene Mines
		Corp.	1,384,761	0.2

6,380		Deltic Timber Corp.	342,542	0.0

19,300		Eagle Materials, Inc.	537,891	0.1

55,080		Ferro Corp.	740,275	0.1

34,200	@	Flotek Industries, Inc.	291,384	0.0

47,790	@,S	General Moly, Inc.	213,143	0.0

20,200		Georgia Gulf Corp.	487,628	0.1

37,200		Globe Specialty Metals,
		Inc.	834,024	0.1

16,000	L	Gold Resource Corp.	398,880	0.1

8,200	@	Golden Minerals Co.	145,796	0.0

200,100	@,S	Golden Star Resources
		Ltd.	440,220	0.1

16,000	@,L	Graham Packaging
		Co., Inc.	403,520	0.1

74,580	S	Graphic Packaging
		Holding Co.	405,715	0.1

6,410	L	Hawkins, Inc.	232,170	0.0

8,240		Haynes International,
		Inc.	$510,303	0.1

29,890		HB Fuller Co.	729,914	0.1

37,470	S	Headwaters, Inc.	117,281	0.0

160,200		Hecla Mining Co.	1,231,938	0.2

32,120	@	Horsehead Holding
		Corp.	427,838	0.1

12,450		Innophos Holdings, Inc.	607,560	0.1

11,300	@	Innospec, Inc.	379,793	0.1

62,000	@,L,S	Jaguar Mining, Inc.	296,360	0.0

9,180	L	Kaiser Aluminum Corp.	501,412	0.1

22,600		KapStone Paper and
		Packaging Corp.	374,482	0.0

6,200		KMG Chemicals, Inc.	104,408	0.0

12,030		Koppers Holdings, Inc.	456,298	0.1

15,500		Kraton Performance
		Polymers, Inc.	607,135	0.1

27,370	@,S	Landec Corp.	180,642	0.0

77,230		Louisiana-Pacific Corp.	628,652	0.1

11,370		LSB Industries, Inc.	488,000	0.1

14,370		Materion Corp.	531,259	0.1

9,000	@	Metals USA Holdings
		Corp.	134,100	0.0

81,600	@,L	Midway Gold Corp.	159,936	0.0

13,230		Minerals Technologies,
		Inc.	877,017	0.1

19,190		Myers Industries, Inc.	197,273	0.0

10,040		Neenah Paper, Inc.	213,651	0.0

5,930		NewMarket Corp.	1,012,310	0.1

13,700		Noranda Aluminum
		Holding Corp.	207,418	0.0

56,040		Olin Corp.	1,269,866	0.2

6,330		Olympic Steel, Inc.	174,265	0.0

19,800		OM Group, Inc.	804,672	0.1

25,920	@,S	Omnova Solutions, Inc.	180,403	0.0

48,500	@,L	Paramount Gold and
		Silver Corp.	158,110	0.0

21,710		PH Glatfelter Co.	333,900	0.0

61,050		PolyOne Corp.	944,444	0.1

4,150		Quaker Chemical Corp.	178,492	0.0

16,800	@,L	Revett Minerals, Inc.	75,768	0.0

19,780		RTI International
		Metals, Inc.	758,959	0.1

11,560		Schweitzer-Mauduit
		International, Inc.	649,094	0.1

30,983	L	Sensient Technologies
		Corp.	1,148,540	0.1

21,450	@	Spartech Corp.	130,631	0.0

4,590		Stepan Co.	325,431	0.0

52,490		Stillwater Mining Co.	1,155,305	0.1

16,900	L	STR Holdings, Inc.	252,148	0.0

14,230	L	Texas Industries, Inc.	592,395	0.1

106,400		Thompson Creek
		Metals Co., Inc.	1,061,872	0.1

9,700	@	TPC Group, Inc.	380,434	0.1

5,000	@	Universal Stainless &
		Alloy	233,800	0.0

50,470	@,L	US Gold Corp.	304,334	0.0

53,600	@,L	Vista Gold Corp.	151,688	0.0

26,610		Wausau Paper Corp.	179,351	0.0

37,000		Worthington Industries	854,700	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Materials: (continued)
13,700		Zagg, Inc.	$183,580	0.0

14,460		Zep, Inc.	273,294	0.0

16,670		Zoltek Cos., Inc.	175,535	0.0

			37,369,083	4.7

		Telecommunication Services: 1.0%
47,700	@,L	8x8, Inc.	233,253	0.0

16,130		AboveNet, Inc.	1,136,520	0.2

41,890	L	Alaska
		Communications
		Systems Group, Inc.	371,564	0.1

5,350		Atlantic Tele-Network,
		Inc.	205,226	0.0

11,440		Cbeyond, Inc.	151,351	0.0

145,040	S	Cincinnati Bell, Inc.	481,533	0.1

30,600	@	Cogent
		Communications
		Group, Inc.	520,506	0.1

15,710		Consolidated
		Communications
		Holdings, Inc.	305,403	0.0

18,400	@	Fairpoint
		Communications, Inc.	169,464	0.0

27,120		General
		Communication, Inc.	327,338	0.0

17,740		Global Crossing Ltd.	680,861	0.1

91,100	@,L,S	Globalstar, Inc.	112,053	0.0

66,800	@	ICO Global
		Communications
		Holdings Ltd.	185,036	0.0

35,900	@,L	Iridium
		Communications, Inc.	310,535	0.0

27,300	@,L	Leap Wireless
		International, Inc.	443,079	0.1

21,640		Neutral Tandem, Inc.	376,969	0.1

19,420		NTELOS Holdings
		Corp.	396,556	0.1

88,590	@,S	PAETEC Holding Corp.	424,346	0.1

35,370	S	Premier Global
		Services, Inc.	282,253	0.0

12,800		Shenandoah Telecom
		Co.	217,856	0.0

31,400	@,L	Towerstream Corp.	156,686	0.0

13,130		USA Mobility, Inc.	200,364	0.0

75,400	S	Vonage Holdings Corp.	332,514	0.0

			8,021,266	1.0

		Utilities: 3.2%
18,680		Allete, Inc.	766,627	0.1

11,350	L	American States Water
		Co.	393,391	0.0

28,000		Atlantic Power Corp.	426,160	0.0

34,380		Avista Corp.	883,222	0.1

27,950	L	Black Hills Corp.	841,016	0.1

9,700	@,L	Cadiz, Inc.	105,342	0.0

25,280		California Water
		Service Group	472,989	0.1

10,360		Central Vermont Public
		Service Corp.	374,514	0.0

9,490		CH Energy Group, Inc.	505,437	0.1

3,880		Chesapeake Utilities
		Corp.	155,316	0.0

43,990		Cleco Corp.	$1,533,051	0.2

3,700		Connecticut Water
		Service, Inc.	94,646	0.0

9,840	@	Consolidated Water
		Co., Ltd.	91,414	0.0

61,200	S	Dynegy, Inc.	378,828	0.0

28,840		El Paso Electric Co.	931,532	0.1

26,590	L	Empire District Electric
		Co.	512,123	0.1

33,600		Idacorp, Inc.	1,327,200	0.2

16,400		Laclede Group, Inc.	620,412	0.1

14,460		MGE Energy, Inc.	586,064	0.1

7,160	L	Middlesex Water Co.	133,033	0.0

29,270	L	New Jersey Resources
		Corp.	1,305,735	0.2

23,965		Nicor, Inc.	1,311,844	0.2

18,900		Northwest Natural Gas
		Co.	852,957	0.1

24,550		NorthWestern Corp.	812,851	0.1

1,200		Ormat Technologies,
		Inc.	26,412	0.0

20,700		Otter Tail Corp.	436,770	0.1

50,550		Piedmont Natural Gas
		Co.	1,529,643	0.2

53,870		PNM Resources, Inc.	901,784	0.1

52,530		Portland General
		Electric Co.	1,327,958	0.2

9,130		SJW Corp.	221,311	0.0

21,290		South Jersey
		Industries, Inc.	1,156,260	0.1

32,870		Southwest Gas Corp.	1,269,111	0.2

28,070		UIL Holdings Corp.	908,064	0.1

20,030		Unisource Energy
		Corp.	747,720	0.1

6,300		Unitil Corp.	165,690	0.0

34,920		WGL Holdings, Inc.	1,344,071	0.2

6,100		York Water Co.	100,955	0.0

			25,551,453	3.2
	Total Common Stock
	(Cost $587,911,003)		771,715,232	97.2

SHORT-TERM INVESTMENTS: 10.0%
		Securities Lending Collateralcc: 8.8%
69,104,094		BNY Mellon Overnight
		Government Fund(1)	69,104,093	8.7

502,326	R	BNY Institutional Cash
		Reserves Fund, Series
		B(1)(2)	401,860	0.1

	Total Securities Lending Collateral
	(Cost $69,606,419)		69,505,953	8.8

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 1.2%
9,911,000	Blackrock Liquidity
	Funds TempFund
	Portfolio - Class I
	(Cost $9,911,000)	$9,911,000	1.2

	Total Short-Term Investments
	(Cost $79,517,419)	79,416,953	10.0

	Total Investments in Securities
	(Cost $667,428,422)*	$851,132,185	107.2
	Liabilities in Excess of Other Assets	(57,515,623)	(7.2)

	Net Assets	$793,616,562	100.0

@	Non-income producing security
cc	Securities purchased with cash collateral for securities loaned.
S

All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

R	Restricted Security
L	Loaned security, a portion or all of the security is on loan at June 30, 2011.
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds' Board of Directors/Trustees.
(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio's position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

*	Cost for federal income tax purposes is $669,196,846.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$214,570,420
Gross Unrealized Depreciation	(32,635,081)

Net Unrealized appreciation	$181,935,339

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011

Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$101,858,979	$–	$–	$101,858,979
Consumer Staples	25,971,961	–	–	25,971,961
Energy	54,027,319	–	–	54,027,319
Financials	159,965,434	7,750	–	159,973,184
Health Care	99,023,735	12,980	–	99,036,715

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011

Industrials	$119,808,173	$–	$–	$119,808,173
Information Technology	140,097,099	–	–	140,097,099
Materials	37,369,083	–	–	37,369,083
Telecommunication Services	8,021,266	–	–	8,021,266
Utilities	25,551,453	–	–	25,551,453

Total Common Stock	771,694,502	20,730	–	771,715,232

Short-Term Investments	79,015,093	–	401,860	79,416,953

Total Investments, at value	$850,709,595	$20,730	$401,860	$851,132,185

Other Financial Instruments+
Futures	593,994	–	–	593,994

Total Assets	$851,303,589	$20,730	$401,860	$851,726,179

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio's investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

ING RussellTM Small Cap Index Portfolio Open Futures Contracts on June 30, 2011:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)

Long Contracts
Russell 2000® Mini Index	277	09/16/11	$22,863,580	$593,994

			$22,863,580	$593,994

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING SMALL COMPANY PORTFOLIO	as of June 30, 2011 (Unaudited)

				Percentage
				of Net
Shares			Value	Assets

COMMON STOCK: 96.1%
		Consumer Discretionary: 11.9%
132,379		Arbitron, Inc.	$5,471,223	0.8

177,200		Ascena Retail Group,
		Inc.	6,033,660	0.9

97,300	L	Bally Technologies,
		Inc.	3,958,164	0.6

222,700	L	Callaway Golf Co.	1,385,194	0.2

58,600		Childrens Place Retail
		Stores, Inc.	2,607,114	0.4

293,500	L	Collective Brands, Inc.	4,311,515	0.6

225,800		Cooper Tire & Rubber
		Co.	4,468,582	0.7

59,662	L	Gildan Activewear, Inc.	2,098,313	0.3

205,500		Jack in the Box, Inc.	4,681,290	0.7

167,757	L	Life Time Fitness, Inc.	6,695,182	1.0

629,149	L	OfficeMax, Inc.	4,938,820	0.7

432,718	@,L	Orient-Express Hotels
		Ltd.	4,651,718	0.7

119,500		Papa John’s
		International, Inc.	3,974,570	0.6

85,846		Pool Corp.	2,559,069	0.4

320,300		Regis Corp.	4,906,996	0.7

531,900		Ruby Tuesday, Inc.	5,733,882	0.8

244,959		Sonic Corp.	2,603,914	0.4

265,200	@	Wet Seal, Inc.	1,185,444	0.2

106,900		Wolverine World Wide,
		Inc.	4,463,075	0.7

101,600		Wyndham Worldwide
		Corp.	3,418,840	0.5

			80,146,565	11.9

		Consumer Staples: 1.8%
103,000		Casey’s General
		Stores, Inc.	4,532,000	0.7

186,750		Flowers Foods, Inc.	4,115,970	0.6

180,000		Spartan Stores, Inc.	3,515,400	0.5

			12,163,370	1.8

		Energy: 6.1%
157,700		Bill Barrett Corp.	7,309,395	1.1

167,115	@	Carrizo Oil & Gas, Inc.	6,977,051	1.0

85,500		Dril-Quip, Inc.	5,799,465	0.8

142,300		Frontier Oil Corp.	4,597,713	0.7

350,600		McMoRan Exploration
		Co.	6,479,088	1.0

178,300	L	Nordic American
		Tanker Shipping	4,054,542	0.6

96,900		Unit Corp.	5,904,117	0.9

			41,121,371	6.1

		Financials: 19.7%
143,100		BankUnited, Inc.	3,797,874	0.6

297,700		Capitol Federal
		Financial, Inc.	3,500,952	0.5

128,620	L	Cash America
		International, Inc.	7,443,239	1.1

187,063		Columbia Banking
		System, Inc.	3,221,225	0.5

150,547		Delphi Financial Group	4,397,478	0.6

208,900		DuPont Fabros
		Technology, Inc.	5,264,280	0.8

103,169	@	Encore Capital Group,
		Inc.	$3,169,352	0.5

115,800		Entertainment
		Properties Trust	5,407,860	0.8

320,254		FirstMerit Corp.	5,287,393	0.8

253,812		Flushing Financial
		Corp.	3,299,556	0.5

199,400		Hatteras Financial
		Corp.	5,629,062	0.8

82,159		IBERIABANK Corp.	4,735,645	0.7

41,500		Jones Lang LaSalle,
		Inc.	3,913,450	0.6

209,700		LaSalle Hotel
		Properties	5,523,498	0.8

583,943		MFA Mortgage
		Investments, Inc.	4,694,902	0.7

125,200		MSCI, Inc. - Class A	4,717,536	0.7

219,572	L	National Retail
		Properties, Inc.	5,381,710	0.8

232,449	@,L	Netspend Holdings,
		Inc.	2,324,490	0.3

19,348	L	Piper Jaffray Cos.	557,416	0.1

142,216		Platinum Underwriters
		Holdings Ltd.	4,727,260	0.7

183,800		Primerica, Inc.	4,038,086	0.6

94,118		ProAssurance Corp.	6,588,260	1.0

107,218		Prosperity Bancshares,
		Inc.	4,698,293	0.7

242,829		Provident Financial
		Services, Inc.	3,477,311	0.5

272,800		Starwood Property
		Trust, Inc.	5,595,128	0.8

114,681		Stifel Financial Corp.	4,112,460	0.6

304,036		Susquehanna
		Bancshares, Inc.	2,432,288	0.4

112,700		SVB Financial Group	6,729,317	1.0

360,382		U-Store-It Trust	3,791,218	0.6

136,655	L	Wintrust Financial
		Corp.	4,397,558	0.6

			132,854,097	19.7

		Health Care: 11.0%
62,491	@	Acorda Therapeutics,
		Inc.	2,019,084	0.3

163,100		Align Technology, Inc.	3,718,680	0.5

106,400		Amsurg Corp.	2,780,232	0.4

114,400		Centene Corp.	4,064,632	0.6

55,000		Cubist
		Pharmaceuticals, Inc.	1,979,450	0.3

77,600		Haemonetics Corp.	4,995,112	0.7

294,306	@	Healthsouth Corp.	7,725,533	1.1

31,600	@	Incyte Corp.	598,504	0.1

145,040		Medicines Co.	2,394,610	0.3

61,600		Mednax, Inc.	4,446,904	0.7

161,455		Meridian Bioscience,
		Inc.	3,892,680	0.6

268,852	@,L	Nektar Therapeutics	1,954,554	0.3

107,500	@	Onyx Pharmaceuticals,
		Inc.	3,794,750	0.6

192,300		Owens & Minor, Inc.	6,632,427	1.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING SMALL COMPANY PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

				Percentage
				of Net
Shares			Value	Assets

COMMON STOCK: (continued)
		Health Care: (continued)
182,200	L	PSS World Medical,
		Inc.	$5,103,422	0.8

56,300		Salix Pharmaceuticals
		Ltd.	2,242,429	0.3

120,407	L	Savient
		Pharmaceuticals, Inc.	901,849	0.1

132,405		Steris Corp.	4,631,527	0.7

138,700		Thoratec Corp.	4,552,134	0.7

117,400		Universal Health
		Services, Inc.	6,049,622	0.9

			74,478,135	11.0

		Industrials: 16.8%
227,585		Actuant Corp.	6,106,106	0.9

114,424		Acuity Brands, Inc.	6,382,571	1.0

99,260	L	Allegiant Travel Co.	4,913,370	0.7

88,911	@	Atlas Air Worldwide
		Holdings, Inc.	5,291,094	0.8

253,400		Barnes Group, Inc.	6,286,854	0.9

175,100		Brady Corp.	5,613,706	0.8

43,339		Clean Harbors, Inc.	4,474,752	0.7

298,494	@	Diana Shipping, Inc.	3,271,494	0.5

346,700	L	Heartland Express, Inc.	5,741,352	0.9

140,496		HUB Group, Inc.	5,291,079	0.8

97,742		Kirby Corp.	5,539,039	0.8

99,917	L	Mobile Mini, Inc.	2,117,241	0.3

266,300		Orbital Sciences Corp.	4,487,155	0.7

81,700		Regal-Beloit Corp.	5,455,109	0.8

179,700		Resources Connection,
		Inc.	2,163,588	0.3

89,100		Teledyne
		Technologies, Inc.	4,487,076	0.7

188,169		Tetra Tech, Inc.	4,233,803	0.6

102,700		Toro Co.	6,213,350	0.9

149,248		TrueBlue, Inc.	2,161,111	0.3

47,900		Universal Forest
		Products, Inc.	1,147,684	0.2

169,539		Waste Connections,
		Inc.	5,379,472	0.8

93,800		Watsco, Inc.	6,377,462	0.9

194,100	L	Watts Water
		Technologies, Inc.	6,873,081	1.0

92,500		Woodward Governor
		Co.	3,224,550	0.5

			113,232,099	16.8

		Information Technology: 17.2%
127,800		Adtran, Inc.	4,947,138	0.7

372,600		Advanced Energy
		Industries, Inc.	5,510,754	0.8

77,000		Anixter International,
		Inc.	5,031,180	0.8

111,609		Ansys, Inc.	6,101,664	0.9

390,700		Arris Group, Inc.	4,536,027	0.7

82,600	L	Blackboard, Inc.	3,584,014	0.5

166,099	L	Blue Coat Systems,
		Inc.	3,630,924	0.6

55,800		CACI International, Inc.	3,519,864	0.5

129,900		Concur Technologies,
		Inc.	6,504,093	1.0

192,231		Digital River, Inc.	6,182,149	0.9

112,019		FEI Co.	4,278,006	0.6

304,100	@,L	Formfactor, Inc.	$2,755,146	0.4

72,500		Informatica Corp.	4,236,175	0.6

237,200		Intermec, Inc.	2,618,688	0.4

100,289		Micros Systems, Inc.	4,985,366	0.8

162,200		MKS Instruments, Inc.	4,285,324	0.6

280,400		Parametric Technology
		Corp.	6,429,572	1.0

113,860	L	Plexus Corp.	3,963,467	0.6

84,637		Polycom, Inc.	5,442,159	0.8

66,600	L	Power Integrations,
		Inc.	2,559,438	0.4

223,300		Progress Software
		Corp.	5,388,229	0.8

309,200		QLogic Corp.	4,922,464	0.7

245,000		Quest Software, Inc.	5,568,850	0.8

19,400	L	Sourcefire, Inc.	576,568	0.1

179,859	@	SuccessFactors, Inc.	5,287,854	0.8

186,142	@	Verigy Ltd.	2,786,546	0.4

			115,631,659	17.2

		Materials: 5.8%
149,700		Buckeye Technologies,
		Inc.	4,038,906	0.6

341,400		Commercial Metals Co.	4,899,090	0.7

275,000		HB Fuller Co.	6,715,500	1.0

86,848		Minerals Technologies,
		Inc.	5,757,154	0.9

153,200		RPM International, Inc.	3,526,664	0.5

24,900		Silgan Holdings, Inc.	1,020,153	0.1

431,600	@	Thompson Creek
		Metals Co., Inc.	4,307,368	0.6

256,290		Worthington Industries	5,920,299	0.9

164,720		Zep, Inc.	3,113,208	0.5

			39,298,342	5.8

		Telecommunication Services: 1.6%
314,060		Alaska
		Communications
		Systems Group, Inc.	2,785,712	0.4

153,233		NTELOS Holdings
		Corp.	3,129,018	0.5

123,300	@	SBA Communications
		Corp.	4,708,827	0.7

			10,623,557	1.6

		Utilities: 4.2%
213,200		Cleco Corp.	7,430,020	1.1

180,897		El Paso Electric Co.	5,842,973	0.8

132,000		Idacorp, Inc.	5,214,000	0.8

291,800		Portland General
		Electric Co.	7,376,704	1.1

70,500		WGL Holdings, Inc.	2,713,545	0.4

			28,577,242	4.2

	Total Common Stock
	(Cost $539,374,272)		648,126,437	96.1

EXCHANGE-TRADED FUNDS: 1.7%
		Financials: 1.8%
22,184		iShares Russell 2000
		Value Index Fund	1,628,528	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING SMALL COMPANY PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

				Percentage
				of Net
Shares			Value	Assets

EXCHANGE-TRADED FUNDS: (continued)
		Financials: (continued)
122,465		iShares Russell 2000
		Index Fund	$10,140,102	1.5

		Total Exchange-Traded
		Funds
		(Cost $11,447,776)	11,768,630	1.7

		Total Long-Term
		Investments
		(Cost $550,822,048)	659,895,067	97.8

SHORT-TERM INVESTMENTS: 7.7%
		Securities Lending Collateralcc: 5.2%
33,438,458		BNY Mellon Overnight
		Government Fund(1)	33,438,458	5.0

2,114,770	R	BNY Institutional Cash
		Reserves Fund, Series
		B(1)(2)	1,691,816	0.2

		Total Securities Lending
		Collateral
		(Cost $35,553,228)	35,130,274	5.2

		Mutual Funds: 2.5%
17,095,000		Blackrock Liquidity
		Funds TempFund
		Portfolio - Class I
		(Cost $17,095,000)	17,095,000	2.6

		Total Short-Term
		Investments
		(Cost $52,648,228)	52,225,274	7.8

		Total Investments in
		Securities
		(Cost $603,470,276)*	$712,120,341	105.6
		Liabilities in Excess of
		Other Assets	(37,676,240)	(5.6)

		Net Assets	$674,444,101	100.0

@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.
R	Restricted Security
L	Loaned security, a portion or all of the security is on loan at June 30, 2011.
(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

*	Cost for federal income tax purposes is $617,458,344.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$124,468,485
Gross Unrealized Depreciation	(29,806,488)

Net Unrealized appreciation	$94,661,997

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING SMALL COMPANY PORTFOLIO	as of June 30, 2011 (Unaudited)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011

Asset Table
Investments, at value
Common Stock*	$648,126,437	$—	$—	$648,126,437
Exchange-Traded Funds	11,768,630	—	—	11,768,630
Short-Term Investments	50,533,458	—	1,691,816	52,225,274

Total Investments, at value	$710,428,525	$—	$1,691,816	$712,120,341

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING U.S. BOND INDEX PORTFOLIO	as of June 30, 2011 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 24.3%
		Consumer Discretionary: 1.8%
6,000,000		CBS Corp., 4.300%,
		02/15/21	$5,868,972	0.2

1,605,000		Comcast Corp.,
		6.300%, 11/15/17	1,862,882	0.0
3,150,000		Comcast Corp.,
		6.500%, 11/15/35	3,429,355	0.1

3,900,000		COX Communications,
		Inc., 5.450%, 12/15/14	4,350,118	0.1

5,035,000	#,L	Daimler Finance North
		America LLC, 1.950%,
		03/28/14	5,079,887	0.1

1,480,000		DIRECTV Holdings
		LLC / DIRECTV
		Financing Co., Inc.,
		3.500%, 03/01/16	1,529,315	0.0

5,620,000		DirecTV Holdings,
		LLC, 6.000%, 08/15/40	5,717,782	0.1

4,300,000		Discovery
		Communications LLC,
		4.375%, 06/15/21	4,266,421	0.1

3,350,000		Home Depot, Inc.,
		5.875%, 12/16/36	3,439,958	0.1

2,010,000	#	NBC Universal, Inc.,
		3.650%, 04/30/15	2,112,206	0.1

5,550,000		News America, Inc.,
		6.150%, 03/01/37	5,640,221	0.1

3,200,000		Nordstrom, Inc.,
		4.750%, 05/01/20	3,368,445	0.1

8,775,000		Time Warner Cable,
		Inc., 5.850%, 05/01/17	9,880,255	0.3

6,925,000		Time Warner, Inc.,
		6.500%, 11/15/36	7,406,468	0.2

3,600,000		Wal-Mart Stores, Inc.,
		5.000%, 10/25/40	3,402,144	0.1
3,130,000		Wal-Mart Stores, Inc.,
		5.625%, 04/01/40	3,239,375	0.1

			70,593,804	1.8

		Consumer Staples: 0.9%
3,595,000		Altria Group, Inc.,
		9.950%, 11/10/38	5,065,912	0.1

5,500,000		Coca-Cola Co.,
		3.150%, 11/15/20	5,290,681	0.1

6,275,000		Dr Pepper Snapple
		Group, Inc., 2.900%,
		01/15/16	6,356,738	0.2

40,000		Kraft Foods, Inc.,
		6.500%, 02/09/40	44,583	0.0

5,315,000		Kraft Foods, Inc.,
		6.125%, 02/01/18	6,122,970	0.1

5,600,000		Lorillard Tobacco Co.,
		8.125%, 06/23/19	6,532,423	0.2

4,805,000		PepsiCo, Inc., 4.875%,
		11/01/40	4,610,066	0.1

2,700,000	#	Woolworths Ltd.,
		2.550%, 09/22/15	2,724,513	0.1

			36,747,886	0.9
		Energy: 2.1%
6,000,000		Apache Corp., 5.625%,
		01/15/17	6,927,768	0.2

3,750,000	#	BG Energy Capital
		PLC, 4.000%, 12/09/20	$3,719,963	0.1

4,910,000		BP Capital Markets
		PLC, 3.200%, 03/11/16	4,999,367	0.1

5,490,000		Ensco PLC, 3.250%,
		03/15/16	5,580,338	0.2

4,805,000		Enterprise Products
		Operating LLC,
		3.200%, 02/01/16	4,886,209	0.1

3,500,000		Husky Energy, Inc.,
		5.900%, 06/15/14	3,898,115	0.1

2,825,000		Kinder Morgan Energy
		Partners LP, 6.950%,
		01/15/38	3,077,934	0.1

3,892,000	#	Marathon Petroleum
		Corp., 3.500%,
		03/01/16	3,993,986	0.1

5,000,000		Noble Holding
		International Ltd.,
		4.625%, 03/01/21	5,097,970	0.1

3,920,000		ONEOK Partners L.P.,
		3.250%, 02/01/16	3,991,399	0.1

3,755,000	L	Petrobras International
		Finance Co., 5.750%,
		01/20/20	4,024,440	0.1

3,680,000	L	Petroleos Mexicanos,
		6.000%, 03/05/20	4,057,200	0.1

5,180,000		Shell International
		Finance BV, 3.100%,
		06/28/15	5,418,668	0.1

2,950,000		Suncor Energy, Inc.,
		6.500%, 06/15/38	3,232,165	0.1

3,460,000		TC Pipelines L.P.,
		4.650%, 06/15/21	3,448,208	0.1

5,000,000		Total Capital S.A.,
		4.450%, 06/24/20	5,228,305	0.1

3,965,000		Trans-Canada
		Pipelines, 7.625%,
		01/15/39	4,925,731	0.1

2,785,000		Valero Energy Corp.,
		6.625%, 06/15/37	2,912,954	0.1

2,840,000		Williams Partners L.P.,
		3.800%, 02/15/15	2,977,396	0.1

			82,398,116	2.1

		Financials: 11.7%
8,455,000	#	Abbey National
		Treasury Services
		PLC/London, 3.875%,
		11/10/14	8,616,871	0.2

8,425,000		American Express Co.,
		7.000%, 03/19/18	9,928,424	0.3

5,100,000		Asian Development
		Bank, 2.625%,
		02/09/15	5,337,905	0.1

4,050,000		AvalonBay
		Communities, Inc.,
		5.700%, 03/15/17	4,529,909	0.1

1,610,000	L	Bank of America Corp.,
		5.650%, 05/01/18	1,699,873	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING U.S. BOND INDEX PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Financials: (continued)
8,000,000		Bank of America Corp.,
		3.625%, 03/17/16	$8,031,640	0.2
13,725,000		Bank of America Corp.,
		6.500%, 08/01/16	15,323,537	0.4

5,905,000		Barclays Bank PLC,
		6.750%, 05/22/19	6,638,932	0.2

5,640,000		Berkshire Hathaway
		Finance Corp.,
		5.750%, 01/15/40	5,880,033	0.2

7,050,000	#	Bank of Tokyo-
		Mitsubishi UFJ Ltd.,
		1.600%, 09/11/13	7,084,672	0.2

3,475,000		BNP Paribas, 3.600%,
		02/23/16	3,517,537	0.1

6,000,000		Boston Properties L.P.,
		5.625%, 11/15/20	6,421,086	0.2

4,875,000		Caterpillar Financial
		Services Corp.,
		1.900%, 12/17/12	4,959,528	0.1

5,735,000		Citigroup, Inc.,
		5.875%, 05/29/37	5,705,144	0.1
6,455,000		Citigroup, Inc.,
		8.125%, 07/15/39	8,103,039	0.2

14,000,000		Citigroup, Inc.,
		5.500%, 04/11/13	14,869,750	0.4
2,580,000		Citigroup, Inc.,
		5.000%, 09/15/14	2,705,726	0.1

5,705,000		Credit Suisse/New
		York NY, 2.200%,
		01/14/14	5,782,902	0.1

2,605,000		Deutsche Bank AG,
		London, 4.875%,
		05/20/13	2,768,667	0.1

4,815,000	#	Erac USA Finance Co.,
		7.000%, 10/15/37	5,314,773	0.1

12,195,000		European Investment
		Bank, 1.750%,
		09/14/12	12,379,779	0.3
19,610,000	L	European Investment
		Bank, 2.375%,
		03/14/14	20,328,530	0.5

3,775,000		Export-Import Bank of
		Korea, 3.750%,
		10/20/16	3,826,751	0.1

11,350,000		General Electric
		Capital Corp., 5.250%,
		10/19/12	11,969,222	0.3
9,150,000		General Electric
		Capital Corp., 6.750%,
		03/15/32	10,195,635	0.3

4,000,000		General Electric
		Capital Corp., 5.875%,
		01/14/38	4,059,892	0.1

9,840,000		Goldman Sachs
		Group, Inc., 6.150%,
		04/01/18	10,724,154	0.3
4,000,000		Goldman Sachs
		Group, Inc., 6.750%,
		10/01/37	4,012,184	0.1

13,950,000		Goldman Sachs
		Group, Inc./The,
		3.625%, 02/07/16	14,116,270	0.4

2,300,000	#	Harley-Davidson
		Funding Corp.,
		6.800%, 06/15/18	$2,603,092	0.1

4,350,000		Hartford Financial
		Services Group, Inc.,
		5.375%, 03/15/17	4,585,379	0.1

3,400,000		HCP, Inc., 3.750%,
		02/01/16	3,461,152	0.1

4,400,000		HSBC Holdings PLC,
		6.500%, 09/15/37	4,555,412	0.1

4,125,000	#,L	Hyundai Capital
		America, 3.750%,
		04/06/16	4,142,119	0.1

3,500,000	#	Hyundai Capital
		Services, Inc., 4.375%,
		07/27/16	3,593,033	0.1

6,040,000		Inter-American
		Development Bank,
		3.000%, 04/22/14	6,395,732	0.2

8,295,000		International Bank for
		Reconstruction &
		Development, 1.125%,
		08/25/14	8,347,333	0.2

3,695,000		International Finance
		Corp., 2.250%,
		04/11/16	3,777,816	0.1

3,700,000		John Deere Capital
		Corp., 2.250%,
		06/07/16	3,701,339	0.1

1,815,000		JPMorgan Chase &
		Co., 2.125%, 12/26/12	1,859,291	0.0
9,375,000	L	JPMorgan Chase &
		Co., 5.500%, 10/15/40	9,355,172	0.2

8,380,000		JPMorgan Chase &
		Co., 2.050%, 01/24/14	8,447,627	0.2

3,810,000		Korea Development
		Bank, 3.250%,
		03/09/16	3,817,963	0.1

21,265,000		Kreditanstalt fuer
		Wiederaufbau,
		1.375%, 01/13/14	21,481,478	0.6

3,285,000		Landwirtschaftliche
		Rentenbank, 3.125%,
		07/15/15	3,470,964	0.1

4,005,000		Lincoln National Corp.,
		4.300%, 06/15/15	4,221,230	0.1

6,675,000		Merrill Lynch & Co.,
		Inc., 6.220%, 09/15/26	6,717,340	0.2

6,995,000		Metlife, Inc., 6.750%,
		06/01/16	8,150,511	0.2

7,260,000		Mexico Government
		International Bond,
		5.125%, 01/15/20	7,877,100	0.2

9,650,000		Morgan Stanley,
		5.375%, 10/15/15	10,325,693	0.3
11,500,000		Morgan Stanley,
		6.625%, 04/01/18	12,685,673	0.3

3,695,000		Oesterreichische
		Kontrollbank AG,
		4.875%, 02/16/16	4,155,090	0.1

7,095,000	L	PNC Funding Corp.,
		3.625%, 02/08/15	7,479,152	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING U.S. BOND INDEX PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Financials: (continued)
7,395,000		Province of British
		Columbia Canada,
		2.100%, 05/18/16	$7,438,712	0.2

11,308,000		Province of Ontario
		Canada, 4.400%,
		04/14/20	12,015,146	0.3

3,895,000		Prudential Financial,
		Inc., 3.875%, 01/14/15	4,068,853	0.1
3,800,000		Prudential Financial,
		Inc., 6.200%, 11/15/40	3,896,535	0.1

3,595,000		Simon Property Group
		LP, 5.250%, 12/01/16	3,953,763	0.1

5,295,000		Toyota Motor Credit
		Corp., 2.800%,
		01/11/16	5,425,744	0.1

5,935,000		Travelers Cos, Inc.,
		3.900%, 11/01/20	5,748,237	0.1

5,655,000		US Bancorp, 1.125%,
		10/30/13	5,654,276	0.1

5,275,000	#	WEA Finance, LLC /
		WT Finance Aust Pty
		Ltd., 7.500%, 06/02/14	6,084,174	0.2

14,860,000		Wells Fargo & Co.,
		3.625%, 04/15/15	15,548,345	0.4
7,000,000		Wells Fargo & Co.,
		4.375%, 01/31/13	7,349,461	0.2

			457,222,302	11.7

		Health Care: 1.1%
6,000,000		AstraZeneca PLC,
		5.400%, 09/15/12	6,350,310	0.1

10,550,000		CareFusion Corp.,
		4.125%, 08/01/12	10,876,955	0.3

2,945,000		Celgene Corp.,
		3.950%, 10/15/20	2,848,292	0.1

4,210,000		Express Scripts, Inc.,
		3.125%, 05/15/16	4,240,691	0.1

3,695,000	L	Johnson & Johnson,
		3.550%, 05/15/21	3,669,390	0.1

6,240,000		McKesson Corp.,
		3.250%, 03/01/16	6,440,585	0.2

7,330,000		Sanofi-Aventis SA,
		4.000%, 03/29/21	7,345,488	0.2

			41,771,711	1.1

		Industrials: 1.3%
5,200,000		AngloGold Ashanti
		Holdings PLC, 5.375%,
		04/15/20	5,128,828	0.1

7,101,299		Continental Airlines,
		Inc., 7.250%, 11/10/19	7,651,650	0.2

3,025,000		CRH America, Inc.,
		5.300%, 10/15/13	3,238,895	0.1

1,338,250		Delta Airlines, Inc.,
		6.821%, 08/10/22	1,391,779	0.0

3,510,000		Dover Corp., 4.300%,
		03/01/21	3,626,718	0.1

2,600,000		Honeywell
		International, Inc.,
		5.375%, 03/01/41	2,674,560	0.1

4,695,000		Ingersoll-Rand Global
		Holding Co., Ltd.,
		6.000%, 08/15/13	$5,150,016	0.1

5,895,000		Norfolk Southern
		Corp., 6.000%,
		03/15/05	5,822,816	0.1

3,800,000		Raytheon Co., 3.125%,
		10/15/20	3,574,474	0.1

2,000,000		Republic Airways
		Holdings, Inc., 5.250%,
		11/15/21	2,117,380	0.0

5,895,000		Tyco International
		Finance S.A., 3.375%,
		10/15/15	6,068,431	0.2

3,030,000		United Parcel Service,
		Inc., 4.875%, 11/15/40	2,911,463	0.1

2,790,000		Waste Management,
		Inc., 6.125%, 11/30/39	2,929,751	0.1

			52,286,761	1.3

		Information Technology: 0.5%
4,220,000		Google, Inc., 2.125%,
		05/19/16	4,236,112	0.1

2,970,000		Hewlett-Packard Co.,
		6.125%, 03/01/14	3,333,706	0.1

4,220,000		Texas Instruments,
		Inc., 2.375%, 05/16/16	4,226,119	0.1

5,855,000		Thermo Fisher
		Scientific, Inc.,
		2.150%, 12/28/12	5,964,787	0.2

			17,760,724	0.5

		Materials: 0.9%
580,000	L	ArcelorMittal, 5.250%,
		08/05/20	574,489	0.0
3,680,000		ArcelorMittal, 6.125%,
		06/01/18	3,947,131	0.1

2,795,000		Barrick Australian
		Finance Pty Ltd.,
		5.950%, 10/15/39	2,835,455	0.1

5,782,000		Dow Chemical Co.,
		8.550%, 05/15/19	7,466,800	0.2

3,500,000		Potash Corp. of
		Saskatchewan, Inc.,
		5.625%, 12/01/40	3,525,452	0.1

4,365,000		Rio Tinto Finance USA
		Ltd., 6.500%, 07/15/18	5,105,256	0.1

6,000,000		Southern Copper
		Corp., 5.375%,
		04/16/20	6,175,806	0.2

1,955,000		Vale Overseas Ltd.,
		6.875%, 11/21/36	2,127,599	0.1

1,220,000		Vale Overseas Ltd.,
		4.625%, 09/15/20	1,219,436	0.0

			32,977,424	0.9

		Telecommunication Services: 2.3%
5,000,000		America Movil S.A.B
		de CV, 5.000%,
		03/30/20	5,240,995	0.1

5,150,000		AT&T, Inc., 6.500%,
		09/01/37	5,614,061	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING U.S. BOND INDEX PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Telecommunication Services: (continued)
8,000,000		AT&T, Inc., 2.500%,
		08/15/15	$8,111,968	0.2
8,000,000		AT&T, Inc., 2.950%,
		05/15/16	8,111,400	0.2

3,130,000		Cisco Systems, Inc.,
		5.500%, 01/15/40	3,146,135	0.1

7,095,000		Deutsche Telekom
		International Finance
		BV, 5.750%, 03/23/16	8,032,377	0.2

1,710,000		Embarq Corp.,
		7.082%, 06/01/16	1,902,856	0.1

6,775,000		France Telecom S.A.,
		4.375%, 07/08/14	7,342,210	0.2

3,000,000		Juniper Networks, Inc.,
		5.950%, 03/15/41	3,100,284	0.1

2,220,000		Rogers Cable, Inc.,
		5.500%, 03/15/14	2,446,225	0.1

2,685,000		Telecom Italia Capital
		S.A., 5.250%, 10/01/15	2,794,032	0.1

12,710,000		Telefonica Emisiones
		SAU, 3.992%,
		02/16/16	12,869,917	0.3

9,725,000		Verizon
		Communications, Inc.,
		6.350%, 04/01/19	11,314,250	0.3
2,940,000		Verizon
		Communications, Inc.,
		7.750%, 12/01/30	3,684,390	0.1

3,965,000		Vodafone Group PLC,
		6.150%, 02/27/37	4,268,652	0.1

			87,979,752	2.3

		Utilities: 1.7%
5,385,000		Dominion Resources,
		Inc./VA, 1.800%,
		03/15/14	5,439,518	0.1

5,670,000		Duke Energy Corp.,
		3.950%, 09/15/14	6,034,519	0.2

5,260,000		Exelon Generation Co.
		LLC, 5.200%, 10/01/19	5,498,541	0.1

3,225,000		FirstEnergy Solutions
		Corp., 6.800%,
		08/15/39	3,364,301	0.1

3,495,000		NextEra Energy
		Capital Holdings, Inc.,
		2.550%, 11/15/13	3,574,777	0.1

5,005,000	#	Kentucky Utilities Co.,
		5.125%, 11/01/40	4,952,918	0.1

3,765,000		Midamerican Energy
		Holdings Co., 6.125%,
		04/01/36	4,067,804	0.1

3,595,000		Ohio Power Co.,
		5.375%, 10/01/21	3,880,198	0.1

4,855,000		Oncor Electric Delivery
		Co., 5.950%, 09/01/13	5,297,873	0.1

3,850,000	L	Pacific Gas & Electric
		Co., 3.500%, 10/01/20	3,667,137	0.1

3,570,000		Progress Energy, Inc.,
		4.400%, 01/15/21	3,616,299	0.1

3,410,000		Public Service Co. of
		Colorado, 3.200%,
		11/15/20	3,241,491	0.1

3,700,000	SCANA Corp.,
	4.750%, 05/15/21	$3,719,166	0.1

3,915,000	Southern California
	Edison Co., 3.875%,
	06/01/21	3,915,517	0.1

5,920,000	Southern Co., 2.375%,
	09/15/15	5,927,660	0.2

		66,197,719	1.7

	Total Corporate
	Bonds/Notes
	(Cost $918,789,509)	945,936,199	24.3

COLLATERALIZED MORTGAGE OBLIGATIONS: 2.5%
1,000,000	Banc of America
	Commercial Mortgage,
	Inc., 5.414%, 09/10/47	1,070,009	0.0
1,100,000	Banc of America
	Commercial Mortgage,
	Inc., 5.449%, 01/15/49	1,154,280	0.0
5,570,000	Banc of America
	Commercial Mortgage,
	Inc., 5.889%, 07/10/44	6,131,838	0.2

450,000	Banc of America
	Commercial Mortgage,
	Inc., 5.802%, 06/10/49	484,885	0.0

6,000,000	Bear Stearns
	Commercial Mortgage
	Securities, 5.331%,
	02/11/44	6,346,095	0.2

7,994,000	Citigroup Commercial
	Mortgage Trust,
	5.886%, 12/10/49	8,739,715	0.2

3,250,000	Citigroup/Deutsche
	Bank Commercial
	Mortgage Trust,
	5.886%, 11/15/44	3,550,008	0.1

2,500,000	Commercial Mortgage
	Pass-through
	Certificates, 5.306%,
	12/10/46	2,680,509	0.1

2,000,000	Credit Suisse
	Mortgage Capital
	Certificates, 5.311%,
	12/15/39	2,144,698	0.1
1,750,000	Credit Suisse
	Mortgage Capital
	Certificates, 5.905%,
	06/15/39	1,854,582	0.1
1,400,000	Credit Suisse
	Mortgage Capital
	Certificates, 5.995%,
	09/15/39	1,484,113	0.0

1,690,363	CW Capital Cobalt
	Ltd., 5.334%, 04/15/47	1,728,673	0.1
3,170,000	CW Capital Cobalt
	Ltd., 6.010%, 05/15/46	3,435,317	0.1

3,000,000	GE Capital
	Commercial Mortgage
	Corp., 5.493%,
	11/10/45	3,286,848	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING U.S. BOND INDEX PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

COLLATERALIZED MORTGAGE OBLIGATIONS:
(continued)
1,755,000		Greenwich Capital
		Commercial Funding
		Corp., 6.078%,
		07/10/38	$1,950,678	0.1

5,750,000	L	GS Mortgage
		Securities Corp. II,
		5.992%, 08/10/45	6,182,449	0.2

4,000,000		JP Morgan Chase
		Commercial Mortgage
		Securities Corp.,
		5.819%, 02/12/51	4,253,855	0.1

364,075		JPMorgan Chase
		Commercial Mortgage
		Securities Corp.,
		4.871%, 10/15/42	363,593	0.0
2,638,846		JPMorgan Chase
		Commercial Mortgage
		Securities Corp.,
		4.879%, 01/12/38	2,791,746	0.1
1,155,000		JPMorgan Chase
		Commercial Mortgage
		Securities Corp.,
		5.038%, 03/15/46	1,246,106	0.0
1,105,000		JPMorgan Chase
		Commercial Mortgage
		Securities Corp.,
		5.688%, 02/12/51	1,176,927	0.0
500,000		JPMorgan Chase
		Commercial Mortgage
		Securities Corp.,
		5.827%, 02/15/51	515,062	0.0
4,750,000		JPMorgan Chase
		Commercial Mortgage
		Securities Corp.,
		5.932%, 02/12/49	5,162,390	0.1
1,255,000		JPMorgan Chase
		Commercial Mortgage
		Securities Corp.,
		6.125%, 02/12/51	1,347,827	0.0

3,655,000		JPMorgan Chase
		Commercial Mortgage
		Securities Corp.,
		5.336%, 05/15/47	3,896,827	0.1
2,295,000		JPMorgan Chase
		Commercial Mortgage
		Securities Corp.,
		5.440%, 06/12/47	2,456,070	0.1

4,130,000		LB-UBS Commercial
		Mortgage Trust,
		5.858%, 07/15/40	4,487,283	0.1

4,500,000		Merrill
		Lynch/Countrywide
		Commercial Mortgage
		Trust, 5.810%,
		06/12/50	4,823,224	0.1

410,000		Merrill
		Lynch/Countrywide
		Commercial Mortgage
		Trust, 6.164%,
		08/12/49	449,500	0.0

1,000,000		Morgan Stanley
		Capital I, 5.569%,
		12/15/44	1,062,767	0.0

6,124,000	Wachovia Bank
	Commercial Mortgage
	Trust, 5.313%,
	11/15/48	$6,584,451	0.2
1,250,000	Wachovia Bank
	Commercial Mortgage
	Trust, 5.418%,
	01/15/45	1,358,948	0.0

1,500,000	Wachovia Bank
	Commercial Mortgage
	Trust, 5.509%,
	04/15/47	1,579,074	0.0

	Total Collateralized
	Mortgage Obligations
	(Cost $79,310,900)	95,780,347	2.5

MUNICIPAL BONDS: 0.6%
	California: 0.1%
4,335,000	State of California,
	7.550%, 04/01/39	4,983,950	0.1

	Connecticut: 0.1%
3,735,000	State of Connecticut,
	5.850%, 03/15/32	3,976,430	0.1

	Illinois: 0.1%
4,400,000	State of Illinois,
	4.421%, 01/01/15	4,538,380	0.1

	New Jersey: 0.1%
3,425,000	New Jersey State
	Turnpike Authority,
	7.102%, 01/01/41	3,997,249	0.1

	Ohio: 0.1%
3,355,000	American Municipal
	Power, Inc., 7.834%,
	02/15/41	4,012,043	0.1

	Washington: 0.1%
3,900,000	State of Washington,
	5.140%, 08/01/40	3,870,711	0.1

	Total Municipal Bonds
	(Cost $25,431,037)	25,378,763	0.6

OTHER BONDS: 0.4%
	Foreign Government Bonds: 0.4%
10,010,000	Brazil Government
	International Bond,
	6.000%, 01/17/17	11,721,710	0.3

3,355,000	Peruvian Government
	International Bond,
	7.125%, 03/30/19	4,052,840	0.1

	Total Other Bonds
	(Cost $15,508,143)	15,774,550	0.4

U.S. TREASURY OBLIGATIONS: 30.5%
	U.S. Treasury Bonds: 21.0%
25,480,000	2.625%, due
	11/15/2020	24,544,400	0.6

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING U.S. BOND INDEX PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

U.S. TREASURY OBLIGATIONS: (continued)
		U.S. Treasury Bonds: (continued)
17,725,000	L	3.125%, due 5/15/2021	$17,677,958	0.5
9,300,000		3.625%, due 2/15/2021	9,698,886	0.2
4,330,000		6.250%, due
		8/15/2023	5,493,688	0.1

45,000,000		1.375%, due 5/15/2012	45,460,575	1.2
10,320,000		1.375%, due 9/15/2012	10,457,060	0.3
25,315,000		1.375%, due
		11/15/2012	25,683,865	0.7
146,170,000		1.375%, due 3/15/2013	148,591,598	3.8
4,475,000		1.750%, due 7/31/2015	4,551,549	0.1
46,070,000		1.875%, due 8/31/2017	45,155,787	1.2
–		2.375%, due 8/31/2014	–	–
22,145,000		2.375%, due 2/28/2015	23,138,115	0.6
49,170,000		2.375%, due 3/31/2016	50,879,444	1.3
57,585,000		2.375%, due 7/31/2017	58,205,824	1.5
23,895,000		2.500%, due 3/31/2015	25,071,040	0.6
5,630,000		2.625%, due 8/15/2020	5,450,544	0.1
48,280,000		2.750%, due 2/15/2019	48,751,502	1.3
11,950,000		3.125%, due 4/30/2017	12,638,057	0.3
45,840,000		3.375%, due
		11/15/2019	47,795,351	1.2
22,590,000		3.500%, due 5/15/2020	23,587,032	0.6
89,065,000		3.500%, due 2/15/2039	76,498,463	2.0
15,940,000		3.750%, due
		11/15/2018	17,270,002	0.4
25,660,000		4.375%, due 2/15/2038	25,832,410	0.7
29,980,000		4.375%, due 5/15/2040	29,966,089	0.8
2,150,000		6.000%, due 2/15/2026	2,676,415	0.1
1,985,000		6.125%, due
		11/15/2027	2,510,094	0.1
18,185,000		6.500%, due
		11/15/2026	23,756,993	0.6
4,025,000		8.125%, due
		8/15/2019	5,634,058	0.1

			816,976,799	21.0

		U.S. Treasury Notes: 9.5%
11,405,000		0.625%, due
		4/30/2013	11,447,769	0.3

110,975,000		0.500%, due
		10/15/2013	110,818,969	2.8
7,205,000		0.500%, due
		11/15/2013	7,188,681	0.2
17,465,000		0.750%, due
		12/15/2013	17,525,045	0.4
6,630,000		1.000%, due 7/15/2013	6,701,518	0.2
11,255,000		1.125%, due 6/15/2013	11,402,294	0.3
19,300,000		1.250%, due 9/30/2015	19,177,869	0.5
6,450,000		1.375%, due 5/15/2013	6,563,372	0.2
74,890,000		1.875%, due 4/30/2014	77,241,995	2.0
29,898,000		1.875%, due 9/30/2017	29,236,985	0.7
53,415,000		2.125%, due 5/31/2015	55,226,089	1.4
18,870,000		2.375%, due
		10/31/2014	19,738,322	0.5

			372,268,908	9.5

		Total U.S. Treasury
		Obligations
		(Cost $1,182,435,997)	1,189,245,707	30.5

FOREIGN GOVERNMENT BONDS: 0.4%
3,700,000	L	Japan Finance Corp.,
		2.500%, 05/18/16	3,734,007	0.1

2,705,000		Poland Government
		International Bond,
		5.125%, 04/21/21	$2,803,056	0.1

7,395,000		Republic of Italy,
		4.500%, 01/21/15	7,876,429	0.2

		Total Foreign Government
		Bonds
		(Cost $14,461,809)	14,413,492	0.4

U.S. GOVERNMENT AGENCY OBLIGATIONS: 35.5%
		Federal Home Loan Mortgage Corporation:
		10.8%##
1,715,000		1.000%, due 7/30/2014	1,714,040	0.0
11,740,000		1.375%, due 2/25/2014	11,919,516	0.3
14,480,000		1.500%, due 2/11/2014	14,498,665	0.4
7,260,000		2.500%, due 5/27/2016	7,454,278	0.2
14,890,000		2.875%, due 2/9/2015	15,692,869	0.4
22,765,000		3.000%, due 7/28/2014	24,110,275	0.6
3,375,000	L	3.750%, due 3/27/2019	3,577,189	0.1
4,544,371		4.000%, due 11/1/2040	4,548,586	0.1
36,130,000	W	4.000%, due 1/15/2041	36,107,419	0.9
6,712,665		4.000%, due 4/1/2041	6,718,891	0.2
39,365,000	W	4.500%, due 7/15/2038	40,675,107	1.1
1,679,365		4.500%, due 3/1/2039	1,739,437	0.1
4,657,415		4.500%, due 8/1/2039	4,824,016	0.1
2,318,863		4.500%, due 9/1/2039	2,401,812	0.1
2,883,638		4.500%, due 9/1/2039	2,986,790	0.1
4,427,881		4.500%, due 9/1/2039	4,586,271	0.1
6,478,243		4.500%, due 10/1/2039	6,709,978	0.2
78,641		4.500%, due 10/1/2039	81,454	0.0
1,283,840		4.500%, due 3/1/2040	1,328,561	0.0
4,365,185		4.500%, due 4/1/2040	4,517,241	0.1
5,778,521		4.500%, due 7/1/2040	5,979,808	0.2
7,576,885		4.500%, due 7/1/2040	7,840,816	0.2
4,536,397		4.500%, due 8/1/2040	4,694,417	0.1
1,438,752		4.500%, due 8/1/2040	1,488,869	0.0
253,463		5.000%, due 3/1/2034	270,649	0.0
1,370,945		5.000%, due 12/1/2034	1,463,898	0.0
28,775,000	W	5.000%, due 7/15/2035	30,532,980	0.8
5,969,423		5.000%, due 8/1/2035	6,369,501	0.2
4,098,067		5.000%, due 10/1/2035	4,372,725	0.1
1,713,050		5.000%, due 10/1/2035	1,827,860	0.1
1,393,986		5.000%, due 10/1/2035	1,487,413	0.0
4,288,359		5.000%, due 12/1/2035	4,575,770	0.1
602,323		5.000%, due 4/1/2036	642,692	0.0
1,785,943		5.000%, due 11/1/2036	1,905,639	0.1
1,364,903		5.000%, due 2/1/2037	1,452,115	0.0
14,784,271		5.000%, due 10/1/2037	15,775,130	0.4
530,106		5.000%, due 3/1/2038	564,309	0.0
2,723,872		5.000%, due 3/1/2038	2,906,429	0.1
349,219		5.000%, due 10/1/2038	371,532	0.0
1,174,522		5.000%, due 8/1/2040	1,249,570	0.0
190,000		5.400%, due 3/17/2021	213,015	0.0
9,994,721		5.500%, due 12/1/2024	10,829,365	0.3
5,670,000	W	5.500%, due 7/15/2034	6,125,375	0.2
1,021,164		5.500%, due 9/1/2034	1,111,030	0.0
1,020,697		5.500%, due 1/1/2035	1,110,522	0.0
9,492,400		5.500%, due 9/1/2035	10,321,836	0.3
575,059		5.500%, due 9/1/2035	625,307	0.0
8,582,510		5.500%, due 10/1/2035	9,332,441	0.3
1,571,727		5.500%, due 3/1/2036	1,704,397	0.1
5,421,935		5.500%, due 3/1/2036	5,895,698	0.2
1,387,227		5.500%, due 5/1/2036	1,504,323	0.1
3,085,008		5.500%, due 6/1/2036	3,356,501	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING U.S. BOND INDEX PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets

U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal Home Loan Mortgage Corporation:
	(continued)
49,871	5.500%, due 7/1/2036	$54,259	0.0
329,794	5.500%, due 7/1/2036	357,632	0.0
2,301,476	5.500%, due 7/1/2036	2,495,744	0.1
682,084	5.500%, due 10/1/2036	739,658	0.0
2,138,662	5.500%, due 11/1/2036	2,319,187	0.1
582,450	5.500%, due 12/1/2036	631,615	0.0
1,414,078	5.500%, due 12/1/2036	1,533,441	0.1
2,021,162	5.500%, due 2/1/2037	2,191,768	0.1
496,053	5.500%, due 5/1/2037	538,933	0.0
95,588	5.500%, due 6/1/2037	103,507	0.0
2,048,737	5.500%, due 11/1/2037	2,218,470	0.1
899,626	5.500%, due 12/1/2037	974,158	0.0
419,753	5.500%, due 3/1/2038	454,528	0.0
198,384	5.500%, due 6/1/2038	214,634	0.0
976,189	5.500%, due 7/1/2038	1,056,149	0.0
829,022	5.500%, due 1/1/2039	897,704	0.0
1,102,838	5.500%, due 4/1/2039	1,193,172	0.0
418,337	5.500%, due 1/1/2040	452,407	0.0
1,715,680	5.500%, due 1/1/2040	1,857,820	0.1
486,482	5.500%, due 1/1/2041	526,102	0.0
370,000	5.550%, due 10/4/2016	374,875	0.0
48,262	6.000%, due 4/1/2028	53,567	0.0
134,113	6.000%, due 4/1/2036	147,869	0.0
48,362	6.000%, due 4/1/2036	53,364	0.0
11,452	6.000%, due 4/1/2036	12,626	0.0
380,964	6.000%, due 6/1/2036	420,038	0.0
209,747	6.000%, due 7/1/2036	231,260	0.0
208,559	6.000%, due 8/1/2036	229,950	0.0
90,548	6.000%, due 8/1/2036	99,836	0.0
2,047,032	6.000%, due 8/1/2036	2,256,987	0.1
1,126,541	6.000%, due 1/1/2037	1,242,086	0.0
597,807	6.000%, due 2/1/2037	659,121	0.0
50,890	6.000%, due 4/1/2037	56,022	0.0
489,753	6.000%, due 6/1/2037	539,143	0.0
24,207	6.000%, due 6/1/2037	26,648	0.0
8,216	6.000%, due 7/1/2037	9,044	0.0
139,328	6.000%, due 7/1/2037	153,379	0.0
296,828	6.000%, due 8/1/2037	326,762	0.0
1,937,584	6.000%, due 8/1/2037	2,132,983	0.1
62,541	6.000%, due 8/1/2037	68,848	0.0
310,668	6.000%, due 8/1/2037	342,386	0.0
675,320	6.000%, due 8/1/2037	743,423	0.0
2,469,886	6.000%, due 8/1/2037	2,718,966	0.1
47,679	6.000%, due 8/1/2037	52,487	0.0
325,953	6.000%, due 9/1/2037	358,824	0.0
50,235	6.000%, due 9/1/2037	55,301	0.0
129,727	6.000%, due 9/1/2037	142,809	0.0
99,907	6.000%, due 10/1/2037	110,138	0.0
94,093	6.000%, due 10/1/2037	103,582	0.0
129,717	6.000%, due 10/1/2037	142,799	0.0
234,126	6.000%, due 10/1/2037	257,737	0.0
391,554	6.000%, due 10/1/2037	431,041	0.0
59,523	6.000%, due 11/1/2037	65,525	0.0
67,950	6.000%, due 11/1/2037	74,802	0.0
647,892	6.000%, due 11/1/2037	713,230	0.0
46,604	6.000%, due 12/1/2037	51,304	0.0
1,083,426	6.000%, due 12/1/2037	1,192,686	0.0
867,205	6.000%, due 12/1/2037	954,659	0.0
117,001	6.000%, due 1/1/2038	128,800	0.0
14,424	6.000%, due 1/1/2038	15,879	0.0
32,778	6.000%, due 1/1/2038	36,048	0.0
833,780	6.000%, due 1/1/2038	917,864	0.0
36,406	6.000%, due 2/1/2038	40,037	0.0

1,145,470		6.000%, due 2/1/2038	$1,259,734	0.0
32,930		6.000%, due 6/1/2038	36,215	0.0
343,557		6.000%, due 6/1/2038	377,828	0.0
1,043,690		6.000%, due 7/1/2038	1,147,801	0.0
787,613		6.000%, due 7/1/2038	866,180	0.0
525,867		6.000%, due 8/1/2038	578,324	0.0
130,007		6.000%, due 8/1/2038	142,975	0.0
543,149		6.000%, due 9/1/2038	598,772	0.0
203,103		6.000%, due 9/1/2038	223,585	0.0
2,289,951		6.000%, due 9/1/2038	2,518,381	0.1
79,303		6.000%, due 10/1/2038	87,969	0.0
177,138		6.000%, due 11/1/2038	195,278	0.0
1,432,464		6.000%, due 12/1/2038	1,575,357	0.1
2,165,460		6.000%, due 1/1/2039	2,381,471	0.1
2,246,925		6.000%, due 4/1/2039	2,471,062	0.1
352,796		6.000%, due 8/1/2039	387,933	0.0
556,095		6.000%, due 10/1/2039	611,480	0.0
203,476		6.000%, due 11/1/2039	223,996	0.0
211,479		6.000%, due 11/1/2039	232,542	0.0
1,049,513		6.000%, due 11/1/2039	1,154,041	0.0
42,985		6.000%, due 12/1/2039	47,320	0.0
1,023,765		6.000%, due 5/1/2040	1,127,008	0.0
355,000		6.250%, due 7/15/2032	439,169	0.0
101,102		6.500%, due 6/1/2036	114,130	0.0
18,144		6.500%, due 8/1/2036	20,482	0.0
43,535		6.500%, due 10/1/2036	49,145	0.0
422,867		6.500%, due 10/1/2036	477,358	0.0
360,213		6.500%, due 7/1/2037	406,630	0.0
49,912		6.500%, due 8/1/2037	56,290	0.0
134,463		6.500%, due 9/1/2037	151,643	0.0
126,665		6.500%, due 9/1/2037	142,849	0.0
90,683		6.500%, due 10/1/2037	102,269	0.0
319,352		6.500%, due 11/1/2037	360,155	0.0
123,767		6.500%, due 12/1/2037	139,580	0.0
328,999		6.500%, due 1/1/2038	372,165	0.0
287,810		6.500%, due 2/1/2038	324,763	0.0
249,895		6.500%, due 2/1/2038	281,824	0.0
312,504		6.500%, due 4/1/2038	352,431	0.0
106,921		6.500%, due 4/1/2038	120,583	0.0
41,509		6.500%, due 5/1/2038	46,839	0.0
9,631		6.500%, due 5/1/2038	10,862	0.0
50,907		6.500%, due 7/1/2038	57,412	0.0
29,093		6.500%, due 8/1/2038	32,811	0.0
77,876		6.500%, due 9/1/2038	87,826	0.0
105,169		6.500%, due 10/1/2038	118,606	0.0
6,296		6.500%, due 10/1/2038	7,100	0.0
236,699		6.500%, due 11/1/2038	266,941	0.0
113,401		6.500%, due 12/1/2038	127,890	0.0
3,446,593		6.500%, due 12/1/2038	3,886,955	0.1
171,094		6.500%, due 12/1/2038	192,954	0.0
1,867,916		6.500%, due 12/1/2038	2,106,574	0.1
35,699		6.500%, due 12/1/2038	40,260	0.0
42,322		6.500%, due 1/1/2039	47,729	0.0
4,955,000		6.750%, due
		3/15/2031	6,369,142	0.2

			419,206,569	10.8

		Federal National Mortgage Association: 18.5%##
27,195,000	L	1.125%, due 6/27/2014	27,366,029	0.7
20,615,000		1.250%, due 2/27/2014	20,887,118	0.6
21,320,000		1.500%, due 3/28/2014	21,482,863	0.6
11,625,000		2.375%, due 4/11/2016	11,880,343	0.3
9,225,000		2.750%, due 3/13/2014	9,710,539	0.3

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING U.S. BOND INDEX PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets

U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal National Mortgage Association:
	(continued)
3,395,000	3.000%, due 7/28/2014	$3,400,839	0.1
48,376	4.000%, due 7/1/2013	49,497	0.0
131,053	4.000%, due 6/1/2014	135,644	0.0
158,435	4.000%, due 11/1/2020	167,504	0.0
133,818	4.000%, due 7/1/2022	139,931	0.0
100,904	4.000%, due 4/1/2023	105,640	0.0
51,891	4.000%, due 5/1/2023	54,326	0.0
80,543	4.000%, due 7/1/2023	84,323	0.0
3,813,376	4.000%, due 3/1/2024	3,982,811	0.1
453,380	4.000%, due 3/1/2024	473,524	0.0
574,200	4.000%, due 3/1/2024	601,148	0.0
352,830	4.000%, due 4/1/2024	368,507	0.0
38,092	4.000%, due 4/1/2024	39,785	0.0
31,778	4.000%, due 8/1/2024	33,190	0.0
4,898,909	4.000%, due 11/1/2024	5,116,576	0.1
3,709,622	4.000%, due 11/1/2024	3,874,447	0.1
431,364	4.000%, due 1/1/2025	450,530	0.0
439,867	4.000%, due 2/1/2025	459,411	0.0
3,324,386	4.000%, due 6/1/2025	3,471,055	0.1
38,135	4.000%, due 7/1/2025	39,818	0.0
329,147	4.000%, due 9/1/2025	343,668	0.0
347,856	4.000%, due 9/1/2025	363,204	0.0
3,333,335	4.000%, due 12/1/2025	3,480,399	0.1
504,924	4.000%, due 3/1/2026	526,885	0.0
1,621,259	4.000%, due 4/1/2026	1,691,774	0.1
5,912,541	4.000%, due 12/1/2040	5,922,733	0.2
11,867,851	4.000%, due 2/1/2041	11,888,309	0.3
2,982,316	4.000%, due 3/1/2041	2,987,457	0.1
56,375	4.500%, due 1/1/2014	59,297	0.0
152,367	4.500%, due 5/1/2019	163,089	0.0
105,111	4.500%, due 1/1/2020	112,474	0.0
151,500	4.500%, due 8/1/2020	162,066	0.0
7,541	4.500%, due 6/1/2022	8,030	0.0
15,469	4.500%, due 7/1/2022	16,466	0.0
275,630	4.500%, due 11/1/2022	293,390	0.0
511,679	4.500%, due 2/1/2023	544,167	0.0
67,160	4.500%, due 2/1/2023	71,424	0.0
12,006	4.500%, due 3/1/2023	12,768	0.0
399,652	4.500%, due 3/1/2023	425,027	0.0
1,713,139	4.500%, due 3/1/2023	1,821,913	0.1
245,987	4.500%, due 4/1/2023	261,605	0.0
868,498	4.500%, due 4/1/2023	923,643	0.0
97,495	4.500%, due 4/1/2023	103,502	0.0
52,795	4.500%, due 4/1/2023	56,147	0.0
145,177	4.500%, due 4/1/2023	154,395	0.0
692,049	4.500%, due 4/1/2023	735,990	0.0
17,904	4.500%, due 4/1/2023	19,041	0.0
1,101,386	4.500%, due 4/1/2023	1,171,318	0.0
23,679	4.500%, due 5/1/2023	25,183	0.0
254,972	4.500%, due 5/1/2023	271,161	0.0
270,448	4.500%, due 5/1/2023	287,620	0.0
1,256,271	4.500%, due 5/1/2023	1,336,037	0.0
209,523	4.500%, due 5/1/2023	222,826	0.0
31,606	4.500%, due 5/1/2023	33,613	0.0
16,773	4.500%, due 5/1/2023	17,838	0.0
372,943	4.500%, due 6/1/2023	396,622	0.0
235,005	4.500%, due 6/1/2023	249,926	0.0
27,782	4.500%, due 7/1/2023	29,546	0.0
93,310	4.500%, due 8/1/2023	99,234	0.0
710,411	4.500%, due 1/1/2024	755,518	0.0
219,560	4.500%, due 1/1/2024	233,363	0.0
1,510,276	4.500%, due 3/1/2024	1,605,226	0.1
2,043,727	4.500%, due 4/1/2024	2,172,214	0.1

113,301		4.500%, due 7/1/2024	$120,424	0.0
1,898,501		4.500%, due 7/1/2024	2,020,231	0.1
144,518		4.500%, due 8/1/2024	153,604	0.0
4,130,104		4.500%, due 8/1/2024	4,389,761	0.1
97,918		4.500%, due 8/1/2024	104,074	0.0
2,082,073		4.500%, due 9/1/2024	2,212,972	0.1
141,435		4.500%, due 9/1/2024	150,327	0.0
179,759		4.500%, due 9/1/2024	191,060	0.0
1,400,882		4.500%, due 10/1/2024	1,488,954	0.1
202,006		4.500%, due 10/1/2024	214,706	0.0
322,684		4.500%, due 10/1/2024	343,475	0.0
29,643		4.500%, due 11/1/2024	31,507	0.0
49,234		4.500%, due 11/1/2024	52,329	0.0
123,642		4.500%, due 11/1/2024	131,570	0.0
30,255		4.500%, due 11/1/2024	32,157	0.0
141,973		4.500%, due 11/1/2024	150,899	0.0
756,769		4.500%, due 11/1/2024	804,346	0.0
1,346,746		4.500%, due 12/1/2024	1,431,415	0.1
574,918		4.500%, due 12/1/2024	611,063	0.0
488,210		4.500%, due 1/1/2025	518,903	0.0
19,189		4.500%, due 1/1/2025	20,383	0.0
1,637,644		4.500%, due 1/1/2025	1,739,578	0.1
7,320,000	W	4.500%, due 7/1/2025	7,761,484	0.2
138,351		4.500%, due 8/1/2025	147,525	0.0
55,005		4.500%, due 6/1/2034	57,394	0.0
189,670		4.500%, due 5/1/2035	198,114	0.0
47,270,000	W	4.500%, due 7/15/2035	48,917,076	1.3
51,635		4.500%, due 3/1/2038	53,579	0.0
17,115		4.500%, due 3/1/2038	17,760	0.0
31,497		4.500%, due 5/1/2038	32,683	0.0
22,073		4.500%, due 5/1/2038	22,904	0.0
155,943		4.500%, due 6/1/2038	162,520	0.0
106,980		4.500%, due 7/1/2038	111,007	0.0
228,412		4.500%, due 7/1/2038	237,011	0.0
171,283		4.500%, due 9/1/2038	177,732	0.0
3,225,178		4.500%, due 3/1/2039	3,343,570	0.1
383,773		4.500%, due 4/1/2039	397,860	0.0
266,369		4.500%, due 4/1/2039	276,147	0.0
17,307,499		4.500%, due 6/1/2039	17,942,834	0.5
6,753,323		4.500%, due 7/1/2039	7,001,228	0.2
5,275,976		4.500%, due 7/1/2039	5,474,596	0.2
3,719,716		4.500%, due 7/1/2039	3,856,262	0.1
11,702,910		4.500%, due 9/1/2039	12,132,508	0.3
6,794,784		4.500%, due 10/1/2039	7,044,211	0.2
2,228,725		4.500%, due 12/1/2039	2,310,538	0.1
3,491,720		4.500%, due 12/1/2039	3,619,896	0.1
1,582,475		4.500%, due 3/1/2040	1,640,071	0.1
3,404,822		4.500%, due 9/1/2040	3,528,744	0.1
1,391,238		4.500%, due 10/1/2040	1,441,874	0.1
1,955,008		4.500%, due 10/1/2040	2,026,162	0.1
14,692		5.000%, due 12/1/2012	15,569	0.0
974,924		5.000%, due 2/1/2014	1,037,076	0.0
2,486		5.000%, due 2/1/2014	2,670	0.0
75,000		5.000%, due 2/1/2015	78,254	0.0
6,860		5.000%, due 2/1/2020	7,421	0.0
11,370		5.000%, due 6/1/2021	12,267	0.0
95,542		5.000%, due 11/1/2021	103,081	0.0
332,873		5.000%, due 1/1/2022	358,102	0.0
13,565		5.000%, due 2/1/2022	14,636	0.0
11,818		5.000%, due 4/1/2022	12,714	0.0
4,796		5.000%, due 6/1/2022	5,160	0.0
21,134		5.000%, due 6/1/2022	22,736	0.0
447,964		5.000%, due 6/1/2022	481,916	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING U.S. BOND INDEX PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets

U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal National Mortgage Association:
	(continued)
265,363	5.000%, due 6/1/2022	$285,475	0.0
20,818	5.000%, due 7/1/2022	22,396	0.0
661,092	5.000%, due 7/1/2022	711,196	0.0
702,419	5.000%, due 8/1/2022	755,656	0.0
108,058	5.000%, due 9/1/2022	116,248	0.0
351,356	5.000%, due 12/1/2022	377,986	0.0
10,528	5.000%, due 1/1/2023	11,325	0.0
312,174	5.000%, due 1/1/2023	335,834	0.0
9,388	5.000%, due 2/1/2023	10,085	0.0
749,328	5.000%, due 2/1/2023	804,949	0.0
453,349	5.000%, due 2/1/2023	487,000	0.0
1,449,173	5.000%, due 2/1/2023	1,556,743	0.1
175,098	5.000%, due 3/1/2023	188,095	0.0
82,001	5.000%, due 3/1/2023	88,088	0.0
12,530	5.000%, due 3/1/2023	13,460	0.0
339,896	5.000%, due 3/1/2023	365,126	0.0
241,168	5.000%, due 3/1/2023	259,070	0.0
226,111	5.000%, due 3/1/2023	242,895	0.0
10,889	5.000%, due 4/1/2023	11,697	0.0
271,141	5.000%, due 4/1/2023	291,267	0.0
465,614	5.000%, due 4/1/2023	500,175	0.0
301,586	5.000%, due 4/1/2023	323,972	0.0
88,945	5.000%, due 4/1/2023	95,547	0.0
52,498	5.000%, due 4/1/2023	56,395	0.0
252,239	5.000%, due 5/1/2023	272,775	0.0
10,105	5.000%, due 5/1/2023	10,855	0.0
83,183	5.000%, due 5/1/2023	89,357	0.0
44,165	5.000%, due 5/1/2023	47,513	0.0
96,673	5.000%, due 5/1/2023	103,849	0.0
199,227	5.000%, due 6/1/2023	214,015	0.0
241,905	5.000%, due 6/1/2023	259,861	0.0
258,735	5.000%, due 6/1/2023	277,941	0.0
88,877	5.000%, due 6/1/2023	95,613	0.0
10,873	5.000%, due 6/1/2023	11,680	0.0
303,394	5.000%, due 6/1/2023	325,915	0.0
2,629,842	5.000%, due 7/1/2023	2,825,051	0.1
423,249	5.000%, due 7/1/2023	455,857	0.0
55,364	5.000%, due 7/1/2023	59,474	0.0
287,877	5.000%, due 7/1/2023	309,246	0.0
1,352,590	5.000%, due 8/1/2023	1,452,990	0.1
3,891	5.000%, due 9/1/2023	4,180	0.0
1,325,801	5.000%, due 11/1/2023	1,424,212	0.1
46,257	5.000%, due 12/1/2023	49,690	0.0
110,397	5.000%, due 2/1/2024	118,591	0.0
1,086,076	5.000%, due 3/1/2024	1,166,693	0.0
177,118	5.000%, due 3/1/2024	190,265	0.0
213,824	5.000%, due 4/1/2024	229,696	0.0
699,955	5.000%, due 4/1/2024	751,912	0.0
372,850	5.000%, due 5/1/2024	400,526	0.0
461,356	5.000%, due 6/1/2024	495,601	0.0
2,685,187	5.000%, due 8/1/2024	2,884,503	0.1
891,472	5.000%, due 10/1/2024	957,645	0.0
1,587,159	5.000%, due 7/1/2033	1,696,532	0.1
216,946	5.000%, due 2/1/2034	231,896	0.0
436,494	5.000%, due 11/1/2034	466,369	0.0
3,811,338	5.000%, due 6/1/2035	4,072,195	0.1
139,656	5.000%, due 7/1/2035	149,215	0.0
339,426	5.000%, due 8/1/2035	362,445	0.0
4,225,508	5.000%, due 9/1/2035	4,512,072	0.1
3,649,691	5.000%, due 9/1/2035	3,897,204	0.1
1,719,478	5.000%, due 9/1/2035	1,836,089	0.1
532,543	5.000%, due 9/1/2035	569,242	0.0
376,720	5.000%, due 10/1/2035	402,269	0.0

4,517,762		5.000%, due 10/1/2035	$4,824,146	0.1
1,881,430		5.000%, due 1/1/2036	2,009,024	0.1
5,058,215		5.000%, due 2/1/2036	5,401,251	0.2
6,244,997		5.000%, due 3/1/2036	6,668,518	0.2
1,752,603		5.000%, due 4/1/2036	1,867,079	0.1
4,262,547		5.000%, due 5/1/2036	4,540,966	0.1
54,061		5.000%, due 5/1/2036	57,727	0.0
853,853		5.000%, due 6/1/2036	911,759	0.0
657,910		5.000%, due 12/1/2036	702,528	0.0
610,388		5.000%, due 12/1/2036	651,783	0.0
2,133,005		5.000%, due 12/1/2036	2,277,660	0.1
3,535,681		5.000%, due 12/1/2036	3,775,462	0.1
4,675,174		5.000%, due 5/1/2037	4,977,623	0.1
16,045,000	W	5.000%, due 7/1/2037	17,050,316	0.5
5,044,299		5.000%, due 7/1/2037	5,391,908	0.2
6,087,497		5.000%, due 9/1/2037	6,485,118	0.2
683,007		5.000%, due 1/1/2038	729,753	0.0
6,542,340		5.000%, due 2/1/2038	6,986,025	0.2
9,729,833		5.000%, due 3/1/2038	10,395,768	0.3
4,590,750		5.000%, due 8/1/2038	4,902,083	0.1
1,508,515		5.000%, due 7/1/2040	1,606,105	0.1
2,132,884		5.000%, due 7/1/2040	2,270,865	0.1
3,680,000		5.125%, due 8/19/2024	3,699,872	0.1
13,375,000		5.375%, due 6/12/2017	15,586,984	0.4
404,892		5.500%, due 11/1/2013	439,283	0.0
5,092		5.500%, due 12/1/2013	5,524	0.0
125,217		5.500%, due 4/1/2014	135,670	0.0
111,842		5.500%, due 12/1/2014	117,273	0.0
282,847		5.500%, due 4/1/2015	297,609	0.0
156,007		5.500%, due 6/1/2015	164,288	0.0
333,682		5.500%, due 4/1/2016	362,024	0.0
65,683		5.500%, due 1/1/2017	71,303	0.0
152,605		5.500%, due 1/1/2017	165,662	0.0
256,417		5.500%, due 2/1/2017	273,824	0.0
150,732		5.500%, due 10/1/2017	163,723	0.0
170,000		5.500%, due 11/1/2017	184,170	0.0
73,480		5.500%, due 2/1/2018	79,721	0.0
77,493		5.500%, due 9/1/2018	84,317	0.0
363,029		5.500%, due 7/1/2020	394,091	0.0
11,129		5.500%, due 4/1/2021	12,081	0.0
19,033		5.500%, due 10/1/2021	20,661	0.0
14,099,065		5.500%, due 10/1/2021	15,278,761	0.4
1,742,850		5.500%, due 11/1/2021	1,891,974	0.1
822,979		5.500%, due 11/1/2021	893,396	0.0
49,625		5.500%, due 11/1/2021	53,871	0.0
1,065,863		5.500%, due 12/1/2021	1,157,061	0.0
1,162,959		5.500%, due 12/1/2021	1,262,466	0.0
1,788,511		5.500%, due 12/1/2021	1,941,542	0.1
31,632		5.500%, due 1/1/2022	34,626	0.0
37,673		5.500%, due 1/1/2022	41,003	0.0
1,581,473		5.500%, due 1/1/2022	1,716,789	0.1
22,559		5.500%, due 4/1/2022	24,470	0.0
268,960		5.500%, due 6/1/2022	292,729	0.0
205,809		5.500%, due 6/1/2022	223,419	0.0
11,481		5.500%, due 7/1/2022	12,474	0.0
25,755		5.500%, due 7/1/2022	27,937	0.0
25,545		5.500%, due 8/1/2022	27,730	0.0
577,430		5.500%, due 8/1/2022	626,353	0.0
125,678		5.500%, due 9/1/2022	136,326	0.0
459,357		5.500%, due 11/1/2022	499,666	0.0
100,981		5.500%, due 1/1/2023	109,536	0.0
76,215		5.500%, due 1/1/2023	82,672	0.0
79,599		5.500%, due 2/1/2023	86,410	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING U.S. BOND INDEX PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal National Mortgage Association:
		(continued)
87,216		5.500%, due 3/1/2023	$94,605	0.0
38,628		5.500%, due 4/1/2023	41,901	0.0
56,943		5.500%, due 6/1/2023	62,100	0.0
480,423		5.500%, due 8/1/2023	521,127	0.0
32,139		5.500%, due 8/1/2023	34,862	0.0
56,191		5.500%, due 8/1/2023	60,951	0.0
212,522		5.500%, due 8/1/2023	230,528	0.0
538,622		5.500%, due 9/1/2023	584,258	0.0
338,962		5.500%, due 9/1/2023	367,681	0.0
607,960		5.500%, due 9/1/2023	659,470	0.0
448,018		5.500%, due 10/1/2023	487,332	0.0
45,440		5.500%, due 11/1/2023	49,528	0.0
554,376		5.500%, due 11/1/2023	601,346	0.0
32,295		5.500%, due 11/1/2023	35,032	0.0
508,378		5.500%, due 2/1/2024	551,450	0.0
17,955		5.500%, due 3/1/2024	19,508	0.0
603,857		5.500%, due 7/1/2024	657,035	0.0
22,810		5.500%, due 7/1/2024	24,740	0.0
3,489,023		5.500%, due 1/1/2025	3,789,736	0.1
1,245,636		5.500%, due 5/1/2025	1,352,996	0.0
37,985		5.500%, due 7/1/2027	41,269	0.0
9,090		5.500%, due 8/1/2027	9,876	0.0
17,030,000	W	5.500%, due 7/15/2034	18,416,344	0.5
460,237		5.500%, due 11/1/2034	500,955	0.0
421,118		5.500%, due 12/1/2034	458,639	0.0
5,795,774		5.500%, due 2/1/2035	6,308,542	0.2
597,678		5.500%, due 5/1/2035	649,996	0.0
1,093,121		5.500%, due 9/1/2035	1,188,808	0.0
4,959,220		5.500%, due 9/1/2035	5,393,327	0.2
1,428,189		5.500%, due 4/1/2036	1,553,206	0.1
724,323		5.500%, due 4/1/2036	785,576	0.0
2,070,363		5.500%, due 4/1/2036	2,245,447	0.1
287,010		5.500%, due 5/1/2036	311,282	0.0
1,477,230		5.500%, due 6/1/2036	1,602,154	0.1
855,861		5.500%, due 10/1/2036	928,238	0.0
2,310,899		5.500%, due 11/1/2036	2,506,324	0.1
905,861		5.500%, due 11/1/2036	982,467	0.0
8,005,053		5.500%, due 12/1/2036	8,705,777	0.2
494,258		5.500%, due 12/1/2036	537,523	0.0
922,007		5.500%, due 1/1/2037	1,002,715	0.0
5,430,030		5.500%, due 3/1/2037	5,889,229	0.2
1,005,360		5.500%, due 3/1/2037	1,090,380	0.0
11,037,296		5.500%, due 3/1/2037	11,958,609	0.3
955,700		5.500%, due 8/1/2037	1,036,520	0.0
72,654		5.500%, due 1/1/2038	78,718	0.0
22,203		5.500%, due 1/1/2038	24,056	0.0
29,252		5.500%, due 1/1/2038	31,694	0.0
319,170		5.500%, due 3/1/2038	345,513	0.0
811,671		5.500%, due 6/1/2038	879,424	0.0
8,783,561		5.500%, due 9/1/2038	9,516,750	0.3
6,227,774		5.500%, due 12/1/2038	6,741,785	0.2
1,163,520		5.500%, due 6/1/2039	1,260,643	0.0
88,484		5.500%, due 4/1/2040	95,787	0.0
501,825		5.500%, due 5/1/2040	543,243	0.0
1,995,978		5.500%, due 6/1/2040	2,160,716	0.1
1,499,291		5.500%, due 6/1/2040	1,623,036	0.1
47,552		5.500%, due 7/1/2040	51,477	0.0
2,249		6.000%, due 11/1/2011	2,283	0.0
41,430		6.000%, due 1/1/2012	41,783	0.0
40,492		6.000%, due 5/1/2016	44,280	0.0
431,788		6.000%, due 10/1/2018	471,432	0.0
47,438		6.000%, due 8/1/2021	51,994	0.0
409,733		6.000%, due 9/1/2021	449,080	0.0

6,408		6.000%, due 9/1/2021	$7,023	0.0
61,719		6.000%, due 9/1/2021	67,646	0.0
438,037		6.000%, due 11/1/2021	480,103	0.0
129,107		6.000%, due 11/1/2021	141,505	0.0
107,230		6.000%, due 12/1/2021	117,729	0.0
101,764		6.000%, due 12/1/2021	111,537	0.0
152,108		6.000%, due 2/1/2022	167,000	0.0
540,581		6.000%, due 5/1/2022	591,481	0.0
431,591		6.000%, due 6/1/2022	473,037	0.0
38,315		6.000%, due 6/1/2022	41,922	0.0
167,332		6.000%, due 10/1/2022	183,088	0.0
559,536		6.000%, due 3/1/2023	611,172	0.0
223,719		6.000%, due 4/1/2023	245,133	0.0
177,113		6.000%, due 8/1/2023	193,457	0.0
163,245		6.000%, due 8/1/2023	178,309	0.0
461,986		6.000%, due 10/1/2023	504,619	0.0
182,101		6.000%, due 12/1/2023	199,589	0.0
75,578		6.000%, due 1/1/2034	83,849	0.0
23,035		6.000%, due 7/1/2034	25,455	0.0
515,209		6.000%, due 12/1/2034	571,594	0.0
395,420		6.000%, due 5/1/2035	436,471	0.0
667,246		6.000%, due 1/1/2036	740,270	0.0
401,169		6.000%, due 1/1/2036	443,317	0.0
285,794		6.000%, due 2/1/2036	315,017	0.0
418,415		6.000%, due 3/1/2036	461,199	0.0
307,952		6.000%, due 3/1/2036	339,441	0.0
493,558		6.000%, due 4/1/2036	544,026	0.0
153,999		6.000%, due 4/1/2036	169,746	0.0
915,000		6.000%, due 4/18/2036	1,001,242	0.0
1,060,425		6.000%, due 5/1/2036	1,168,856	0.0
7,379		6.000%, due 6/1/2036	8,134	0.0
164,005		6.000%, due 8/1/2036	180,775	0.0
55,267		6.000%, due 8/1/2036	60,918	0.0
1,248,594		6.000%, due 9/1/2036	1,376,266	0.0
507,802		6.000%, due 9/1/2036	559,727	0.0
985,764		6.000%, due 9/1/2036	1,086,562	0.0
413,401		6.000%, due 9/1/2036	455,673	0.0
83,190		6.000%, due 10/1/2036	91,722	0.0
408,247		6.000%, due 10/1/2036	449,992	0.0
631,057		6.000%, due 12/1/2036	696,570	0.0
4,453,257		6.000%, due 12/1/2036	4,901,133	0.1
197,276		6.000%, due 1/1/2037	217,079	0.0
90,933		6.000%, due 2/1/2037	100,260	0.0
107,697		6.000%, due 4/1/2037	118,751	0.0
1,323,463		6.000%, due 7/1/2037	1,456,310	0.1
5,255,000	W	6.000%, due 7/1/2037	5,773,111	0.2
395,874		6.000%, due 8/1/2037	435,611	0.0
77,075		6.000%, due 8/1/2037	84,812	0.0
116,977		6.000%, due 8/1/2037	128,719	0.0
144,735		6.000%, due 8/1/2037	159,331	0.0
204,865		6.000%, due 9/1/2037	225,429	0.0
15,874		6.000%, due 9/1/2037	17,467	0.0
844,721		6.000%, due 9/1/2037	929,513	0.0
33,424		6.000%, due 9/1/2037	36,779	0.0
106,627		6.000%, due 9/1/2037	117,330	0.0
298,598		6.000%, due 9/1/2037	328,570	0.0
277,931		6.000%, due 9/1/2037	305,829	0.0
49,997		6.000%, due 10/1/2037	55,016	0.0
373,947		6.000%, due 10/1/2037	411,483	0.0
277,692		6.000%, due 10/1/2037	305,566	0.0
53,383		6.000%, due 10/1/2037	58,924	0.0
41,094		6.000%, due 10/1/2037	45,219	0.0
9,129		6.000%, due 10/1/2037	10,046	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING U.S. BOND INDEX PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal National Mortgage Association:
		(continued)
84,133		6.000%, due 11/1/2037	$92,579	0.0
870,594		6.000%, due 11/1/2037	957,982	0.0
783,503		6.000%, due 11/1/2037	862,150	0.0
805,084		6.000%, due 11/1/2037	885,897	0.0
371,266		6.000%, due 11/1/2037	408,533	0.0
531,792		6.000%, due 11/1/2037	585,173	0.0
531,939		6.000%, due 11/1/2037	585,334	0.0
180,696		6.000%, due 11/1/2037	198,834	0.0
340,417		6.000%, due 11/1/2037	374,587	0.0
480,390		6.000%, due 11/1/2037	528,836	0.0
294,711		6.000%, due 12/1/2037	324,294	0.0
192,439		6.000%, due 12/1/2037	211,755	0.0
1,568,081		6.000%, due 12/1/2037	1,725,482	0.1
126,579		6.000%, due 12/1/2037	139,285	0.0
503,295		6.000%, due 12/1/2037	553,814	0.0
769,004		6.000%, due 12/1/2037	846,195	0.0
1,257,385		6.000%, due 12/1/2037	1,384,188	0.0
260,553		6.000%, due 1/1/2038	287,277	0.0
13,231		6.000%, due 1/1/2038	14,559	0.0
449,975		6.000%, due 1/1/2038	495,143	0.0
405,885		6.000%, due 1/1/2038	446,817	0.0
248,474		6.000%, due 1/1/2038	273,415	0.0
18,487		6.000%, due 1/1/2038	20,342	0.0
409,124		6.000%, due 1/1/2038	450,191	0.0
1,980,263		6.000%, due 2/1/2038	2,177,181	0.1
81,161		6.000%, due 2/1/2038	89,232	0.0
541,695		6.000%, due 2/1/2038	597,254	0.0
559,548		6.000%, due 3/1/2038	615,190	0.0
106,858		6.000%, due 3/1/2038	117,483	0.0
475,531		6.000%, due 3/1/2038	522,818	0.0
397,774		6.000%, due 4/1/2038	437,328	0.0
5,355,481		6.000%, due 4/1/2038	5,893,054	0.2
1,113,366		6.000%, due 5/1/2038	1,225,123	0.0
460,501		6.000%, due 5/1/2038	506,293	0.0
491,831		6.000%, due 5/1/2038	540,739	0.0
46,195		6.000%, due 6/1/2038	50,789	0.0
962,098		6.000%, due 7/1/2038	1,057,769	0.0
281,385		6.000%, due 7/1/2038	309,366	0.0
18,629		6.000%, due 7/1/2038	20,482	0.0
17,070		6.000%, due 8/1/2038	18,767	0.0
2,497,517		6.000%, due 8/1/2038	2,745,871	0.1
47,236		6.000%, due 8/1/2038	52,066	0.0
303,700		6.000%, due 9/1/2038	333,900	0.0
284,341		6.000%, due 9/1/2038	312,616	0.0
665,351		6.000%, due 9/1/2038	731,513	0.0
22,861		6.000%, due 9/1/2038	25,142	0.0
1,151,332		6.000%, due 9/1/2038	1,265,821	0.0
2,101,631		6.000%, due 9/1/2038	2,310,618	0.1
877,231		6.000%, due 10/1/2038	967,204	0.0
146,849		6.000%, due 10/1/2038	161,452	0.0
221,217		6.000%, due 10/1/2038	243,215	0.0
1,591,133		6.000%, due 10/1/2038	1,749,356	0.1
1,323,268		6.000%, due 10/1/2038	1,454,854	0.1
98,593		6.000%, due 5/1/2039	108,397	0.0
279,411		6.000%, due 11/1/2039	307,196	0.0
2,517		6.500%, due 4/1/2030	2,865	0.0
10,446		6.500%, due 2/1/2032	11,890	0.0
124,217		6.500%, due 8/1/2032	141,383	0.0
10,770,000	W	6.500%, due 7/15/2033	12,195,345	0.3
51,118		6.500%, due 11/1/2034	58,086	0.0
112,104		6.500%, due 1/1/2036	127,421	0.0
830,072		6.500%, due 4/1/2036	941,019	0.0
21,362		6.500%, due 5/1/2036	24,238	0.0

52,343	6.500%, due 6/1/2036	$59,339	0.0
281,221	6.500%, due 7/1/2036	318,809	0.0
18,062	6.500%, due 7/1/2036	20,476	0.0
1,212,512	6.500%, due 7/1/2036	1,374,575	0.0
286,534	6.500%, due 7/1/2036	324,831	0.0
51,794	6.500%, due 8/1/2036	58,774	0.0
14,623	6.500%, due 8/1/2036	16,587	0.0
14,099	6.500%, due 8/1/2036	15,983	0.0
1,619,067	6.500%, due 9/1/2036	1,835,471	0.1
174,288	6.500%, due 9/1/2036	197,583	0.0
43,434	6.500%, due 9/1/2036	49,368	0.0
8,650	6.500%, due 11/1/2036	9,806	0.0
54,448	6.500%, due 11/1/2036	61,725	0.0
46,967	6.500%, due 11/1/2036	53,244	0.0
18,498	6.500%, due 12/1/2036	20,970	0.0
15,997	6.500%, due 12/1/2036	18,227	0.0
37,749	6.500%, due 12/1/2036	42,795	0.0
7,510	6.500%, due 1/1/2037	8,514	0.0
349,829	6.500%, due 2/1/2037	396,423	0.0
120,535	6.500%, due 3/1/2037	136,646	0.0
3,997	6.500%, due 3/1/2037	4,529	0.0
161,289	6.500%, due 3/1/2037	182,772	0.0
53,612	6.500%, due 4/1/2037	60,753	0.0
392,214	6.500%, due 4/1/2037	444,699	0.0
15,720	6.500%, due 4/1/2037	17,814	0.0
14,901	6.500%, due 7/1/2037	16,886	0.0
94,978	6.500%, due 8/1/2037	107,628	0.0
69,350	6.500%, due 8/1/2037	78,587	0.0
9,282	6.500%, due 8/1/2037	10,519	0.0
17,607	6.500%, due 9/1/2037	19,952	0.0
2,420,832	6.500%, due 9/1/2037	2,743,264	0.1
284,078	6.500%, due 9/1/2037	321,915	0.0
168,265	6.500%, due 9/1/2037	190,676	0.0
4,716	6.500%, due 9/1/2037	5,344	0.0
128,859	6.500%, due 9/1/2037	146,021	0.0
38,600	6.500%, due 10/1/2037	43,759	0.0
63,437	6.500%, due 10/1/2037	71,886	0.0
30,993	6.500%, due 10/1/2037	35,120	0.0
4,150	6.500%, due 12/1/2037	4,702	0.0
744,112	6.500%, due 12/1/2037	843,221	0.0
7,926	6.500%, due 12/1/2037	8,982	0.0
19,033	6.500%, due 12/1/2037	21,568	0.0
26,496	6.500%, due 12/1/2037	30,025	0.0
194,198	6.500%, due 12/1/2037	220,063	0.0
141,017	6.500%, due 12/1/2037	159,799	0.0
107,932	6.500%, due 12/1/2037	122,307	0.0
230,419	6.500%, due 1/1/2038	261,109	0.0
9,596	6.500%, due 1/1/2038	10,875	0.0
20,727	6.500%, due 1/1/2038	23,488	0.0
326,728	6.500%, due 1/1/2038	370,245	0.0
370,377	6.500%, due 1/1/2038	419,707	0.0
721,915	6.500%, due 3/1/2038	818,139	0.0
708,024	6.500%, due 4/1/2038	802,326	0.0
34,332	6.500%, due 5/1/2038	39,022	0.0
142,883	6.500%, due 6/1/2038	161,928	0.0
27,712	6.500%, due 6/1/2038	31,421	0.0
1,805	6.500%, due 6/1/2038	2,063	0.0
18,345	6.500%, due 7/1/2038	20,790	0.0
1,575,318	6.500%, due 8/1/2038	1,785,293	0.1
743,552	6.500%, due 8/1/2038	842,661	0.0
630,603	6.500%, due 8/1/2038	714,656	0.0
2,802,563	6.500%, due 8/1/2038	3,176,119	0.1
499,288	6.500%, due 9/1/2038	565,839	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING U.S. BOND INDEX PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal National Mortgage Association:
		(continued)
1,388,217		6.500%, due 9/1/2038	$1,573,253	0.1
271,962		6.500%, due 9/1/2038	308,212	0.0
13,536		6.500%, due 9/1/2038	15,484	0.0
180,062		6.500%, due 9/1/2038	204,157	0.0
364,739		6.500%, due 10/1/2038	413,319	0.0
17,455		6.500%, due 10/1/2038	19,782	0.0
63,374		6.500%, due 10/1/2038	71,854	0.0
611,930		6.500%, due 11/1/2038	693,494	0.0
20,498		6.500%, due 1/1/2039	23,238	0.0
372,906		6.500%, due 1/1/2039	422,807	0.0
1,310,777		6.500%, due 2/1/2039	1,485,360	0.1
348,408		6.500%, due 3/1/2039	394,848	0.0
51,688		6.500%, due 8/1/2039	58,572	0.0
18,647		6.500%, due 9/1/2039	21,131	0.0
3,005,000		6.625%, due
		11/15/2030	3,807,019	0.1
3,430,000		7.125%, due
		1/15/2030	4,576,858	0.1

			718,902,155	18.5

		Government National Mortgage Association:
		6.2%
33,735,000	W	4.000%, due
		12/15/2040	34,372,794	0.9
79,785,000		4.500%, due 7/20/2039	83,986,159	2.2
8,981,736		4.500%, due 5/20/2041	9,475,264	0.3
123,708		5.000%, due
		10/15/2037	134,326	0.0
848,610		5.000%, due 3/15/2039	921,051	0.0
635,535		5.000%, due 8/15/2039	689,787	0.0
54,780,000		5.000%, due 7/1/2040	59,427,754	1.5
327,108		5.500%, due 9/15/2033	362,221	0.0
441,266		5.500%, due 7/20/2038	485,668	0.0
8,234,423		5.500%, due 9/20/2039	9,021,600	0.3
231,647		5.500%, due
		10/20/2039	254,957	0.0
7,445,095		5.500%, due
		11/20/2039	8,156,581	0.2
124,502		5.500%, due
		11/20/2039	137,030	0.0
94,233		5.500%, due
		12/20/2040	103,714	0.0
279,005		5.500%, due 1/20/2041	307,516	0.0
4,635,670		5.500%, due 5/20/2041	5,102,134	0.1
4,400,000		5.500%, due 6/1/2041	4,838,412	0.1
4,578,635		5.500%, due 6/20/2041	5,046,514	0.1
216,833		6.000%, due
		10/15/2036	242,051	0.0
525,156		6.000%, due 8/15/2037	585,740	0.0
482,033		6.000%, due
		11/15/2037	537,643	0.0
92,231		6.000%, due
		12/15/2037	102,871	0.0
418,193		6.000%, due 1/15/2038	466,307	0.0
485,848		6.000%, due 1/15/2038	541,746	0.0
277,672		6.000%, due 2/15/2038	310,157	0.0
1,472,497		6.000%, due 2/15/2038	1,641,911	0.1
9,585		6.000%, due 2/15/2038	10,688	0.0
13,715		6.000%, due 4/15/2038	15,293	0.0
1,461,512		6.000%, due 5/15/2038	1,630,004	0.1
3,035,075		6.000%, due 5/15/2038	3,384,267	0.1
367,210		6.000%, due 7/15/2038	409,459	0.0
582,004		6.000%, due 9/15/2038	648,965	0.0
788,695		6.000%, due
		11/15/2038	$879,436	0.0
7,495,000		6.000%, due 8/20/2040	8,315,546	0.2
48,675		7.000%, due
		12/15/2037	56,571	0.0

			242,602,137	6.2

		Other U.S. Agency Obligations: 0.0%
75,000		5.125%, due 8/25/2016	86,221	0.0
10,000		6.150%, due
		1/15/2038	11,913	0.0

			98,134	0.0

		Total U.S. Government
		Agency Obligations
		(Cost $1,359,262,476)	1,380,808,995	35.5

**********************************************************
Asset Type 1 of Sales Commitments has not been accounted for in this holdings map, but is a holding in ING U.S. Bond Index Portfolio on 6/30/2011. Please check the grouping structure.
**********************************************************
		Total Long-Term
		Investments
		(Cost $3,720,994,279)	3,792,506,218	97.4

SHORT-TERM INVESTMENTS: 17.9%
		U.S. Treasury Bills: 13.8%
205,000,000		United States Treasury
		Bill, 0.210%, 11/17/11	204,964,330	5.2

304,000,000		United States Treasury
		Bill, 0.120%, 10/20/11	303,976,592	7.8
30,000,000		United States Treasury
		Bill, 0.250%, 02/09/12	29,985,690	0.8

			538,926,612	13.8

Shares		Value	Percentage of Net Assets

	Securities Lending Collateralcc: 1.7%
65,062,831	BNY Mellon Overnight
	Government Fund(1)
	(Cost $65,062,831)	65,062,831	1.7

	Mutual Funds: 2.4%
92,655,804	Blackrock Liquidity
	Funds TempFund
	Portfolio - Class I
	(Cost $92,655,804)	92,655,804	2.4

	Total Short-Term
	Investments
	(Cost $696,572,792)	696,645,247	17.9

	Total Investments in Securities
	(Cost $4,417,567,071)*	$4,489,151,465	115.3
	Liabilities in Excess of Other Assets	(594,837,900)	(15.3)

	Net Assets	$3,894,313,565	100.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING U.S. BOND INDEX PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

cc	Securities purchased with cash collateral for securities loaned.
W	Settlement is on a when-issued or delayed-delivery basis.
L	Loaned security, a portion or all of the security is on loan at June 30, 2011.
(1)	Collateral received from brokers for securities lending was invested in these short-term investments.

*	Cost for federal income tax purposes is $4,419,157,269.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$82,617,254
Gross Unrealized Depreciation	(12,623,058)

Net Unrealized appreciation	$69,994,196

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011

Asset Table
Investments, at value
Corporate Bonds/Notes	$–	$945,936,199	$–	$945,936,199
Collateralized Mortgage Obligations	–	95,780,347	–	95,780,347
Municipal Bonds	–	25,378,763	–	25,378,763
Other Bonds	–	15,774,550	–	15,774,550
Short-Term Investments	157,718,635	538,926,612	–	696,645,247
U.S. Treasury Obligations	–	1,189,245,707	–	1,189,245,707
Foreign Government Bonds	–	14,413,492	–	14,413,492
Sales Commitments	–	125,168,165	–	125,168,165
U.S. Government Agency Obligations	–	1,380,808,995	–	1,380,808,995

Total Investments, at value	$157,718,635	$4,331,432,830	$–	$4,489,151,465

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

The following sales commitments were held by the ING U.S. Bond Index Portfolio at June 30, 2011:

Principal Amount	Description	Fair Value

$63,425,000	Fannie Mae	$63,444,789
26,330,000	Fannie Mae	27,432,569
33,670,000	Fannie Mae	34,290,807

	Total Sales Commitments
	Cost $125,794,408	$125,168,165

See Accompanying Notes to Financial Statements

ING WISDOMTREESM GLOBAL HIGH-YIELDING EQUITY	PORTFOLIO OF INVESTMENTS
INDEX PORTFOLIO	as of June 30, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 98.4%
		Consumer Discretionary: 3.8%
4,245		Accor S.A.	$189,912	0.1

23,340		Arcelik A/S	119,385	0.1

1,456	@	Axel Springer AG	71,915	0.0

16,193		Compass Group PLC	156,136	0.1

15,731		Crown Ltd.	151,219	0.1

14,183		DaimlerChrysler AG	1,069,568	0.5

9,973		David Jones Ltd.	43,549	0.0

3,026		Electrolux AB	72,370	0.0

35,084		John Fairfax Holdings
		Ltd.	37,036	0.0

18,811		Ford Otomotiv Sanayi
		A/S	161,763	0.1

7,871		Foschini Group Ltd./The	102,737	0.0

1,582	@	Gestevision Telecinco
		S.A.	13,756	0.0

2,900		Groupe Aeroplan, Inc.	40,052	0.0

4,700		H&R Block, Inc.	75,388	0.0

23,568		Harvey Norman
		Holdings Ltd.	63,107	0.0

24,861		Hennes & Mauritz AB	857,235	0.4

23,800		Home Retail Group	62,565	0.0

6,245		Imperial Holdings Ltd.	112,077	0.1

5,030		Kangwon Land, Inc.	135,040	0.1

3,905		Lagardere SCA	165,251	0.1

4,400		Leggett & Platt, Inc.	107,272	0.1

500		Lojas Renner SA	19,066	0.0

20,457		Marks & Spencer Group
		PLC	118,589	0.1

7,700		Mattel, Inc.	211,673	0.1

31,105		Mediaset S.p.A.	146,227	0.1

5,621		Metropole Television SA	130,119	0.1

2,161		Next PLC	80,739	0.0

17,149		OPAP S.A.	267,835	0.1

13,123		PagesJaunes Groupe
		S.A.	118,152	0.1

13,896		Pearson PLC	262,875	0.1

1,764		Peugeot S.A.	79,136	0.0

72,000		POU Chen Corp.	66,578	0.0

13,274		Reed Elsevier NV	178,320	0.1

20,306		Reed Elsevier PLC	184,873	0.1

1,700		Sankyo Co., Ltd.	87,835	0.0

5,280		Sanoma-WSOY OYJ	97,973	0.0

3,900		Shaw Communications,
		Inc. - Class B	88,922	0.1

47,000		Singapore Press
		Holdings Ltd.	149,367	0.1

687		Societe Television
		Francaise (T.F.1)	12,532	0.0

46,354		TABCORP Holdings Ltd.	163,980	0.1

54,159		Tattersall’s Ltd.	139,830	0.1

6,000		Television Broadcasts
		Ltd.	39,770	0.0

25,192		Thomas Cook Group
		PLC	53,836	0.0

14,887		Tofas Truk Otomobil
		Fabrika	67,890	0.0

21,821		TUI Travel PLC	78,538	0.0

35,749		Vivendi	996,436	0.5

5,628		Wolters Kluwer NV	124,777	0.1

25,907		Woolworths Holdings
		Ltd./South Africa	$114,136	0.1

32,100		Yellow Media, Inc.	79,880	0.0

			7,967,217	3.8

		Consumer Staples: 9.3%
43,650		Altria Group, Inc.	1,152,797	0.6

18,000		Astra Agro Lestari Tbk
		PT	49,446	0.0

7,600		British American
		Tobacco Malaysia Bhd	117,543	0.1

35,729		British American
		Tobacco PLC	1,566,779	0.8

3,700		Campbell Soup Co.	127,835	0.1

9,463		Carrefour S.A.	389,022	0.2

2,193		Casino Guichard
		Perrachon S.A.	206,692	0.1

55,500		Charoen Pokphand
		Foods PCL	53,439	0.0

24,000		Cia de Bebidas das
		Americas	658,802	0.3

13,860		Coca-Cola Amatil Ltd.	170,060	0.1

3,900		ConAgra Foods, Inc.	100,659	0.0

33,792		Diageo PLC	691,351	0.3

49,083		Foster’s Group Ltd.	271,116	0.1

5,000		HJ Heinz Co.	266,400	0.1

17,419		Imperial Tobacco Group
		PLC	579,924	0.3

46,800		IOI Corp. Bhd	82,232	0.0

30,965		J Sainsbury PLC	164,030	0.1

6,900		Kimberly-Clark Corp.	459,264	0.2

22,800		Kimberly-Clark Corp.	149,942	0.1

22,850		Kraft Foods, Inc.	805,006	0.4

2,954		KT&G Corp.	183,717	0.1

2,200		Lawson, Inc.	115,414	0.1

2,900		Lorillard, Inc.	315,723	0.1

334,998		Marine Harvest	268,727	0.1

20,044		Metcash Ltd.	89,452	0.0

7,700		Natura Cosmeticos S.A.	193,012	0.1

42,053		Nestle S.A.	2,616,897	1.3

24,800	S	Philip Morris
		International, Inc.	1,655,896	0.8

10,146		Pick n Pay Stores Ltd.	62,279	0.0

9,662		Reckitt Benckiser PLC	533,654	0.3

12,200		Reynolds American, Inc.	452,010	0.2

2,500		Shiseido Co., Ltd.	46,665	0.0

31,400		Souza Cruz S.A.	396,360	0.2

4,108		Spar Group Ltd./The	54,873	0.0

5,800		Supervalu, Inc.	54,578	0.0

5,000		Sysco Corp.	155,900	0.1

12,158		Tate & Lyle PLC	120,250	0.1

105,328		Tesco PLC	680,524	0.3

22,155		Unilever NV	727,146	0.4

20,092		Unilever PLC	648,291	0.3

24,376		Wesfarmers Ltd.	835,408	0.4

36,112		WM Morrison
		Supermarkets PLC	172,723	0.1

28,114		Woolworths Ltd.	838,827	0.4

			19,280,665	9.3

See Accompanying Notes to Financial Statements

ING WISDOMTREESM GLOBAL HIGH-YIELDING EQUITY	PORTFOLIO OF INVESTMENTS
INDEX PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Energy: 8.5%
6,900		ARC Resources Ltd.	$178,930	0.1

700		Baytex Energy Corp.	38,264	0.0

5,400		Bonavista Energy Corp.	159,965	0.1

7,135		Caltex Australia Ltd.	90,531	0.0

11,000		Canadian Oil Sands Ltd.	317,414	0.2

1,800		Cia Espanola de
		Petroleos SA	72,436	0.0

18,700		ConocoPhillips	1,406,053	0.7

5,300		Cresent Point Energy
		Corp.	244,928	0.1

3,500		Diamond Offshore
		Drilling	246,435	0.1

6,500		Enerplus Corp.	205,221	0.1

92,802		ENI S.p.A.	2,199,324	1.1

110,000		Formosa Petrochemical
		Corp.	387,867	0.2

2,298		Fred Olsen Energy ASA	81,184	0.0

13,025		Hellenic Petroleum S.A.	122,940	0.1

15,000		Husky Energy, Inc.	409,042	0.2

9,400		Lukoil-Spon	597,840	0.3

11,500		OAO Gazprom ADR	270,250	0.1

4,582		OMV AG	200,173	0.1

15,136		Origin Energy Ltd.	257,353	0.1

2,100		Pembina Pipeline Corp.	55,284	0.0

12,801		Pengrowth Energy Corp.	161,265	0.1

10,313		Penn West Petroleum
		Ltd.	238,136	0.1

400		PetroBakken Energy
		Ltd.	5,491	0.0

218,000		PetroChina Co., Ltd.	320,195	0.2

6,300		Petronas Dagangan
		BHD	33,611	0.0

400		Provident Energy Ltd.	3,575	0.0

20,657		Repsol YPF S.A.	716,502	0.3

53,783		Royal Dutch Shell PLC -
		Class B	1,919,305	0.9

13,904		Santos Ltd.	202,728	0.1

11,100		Spectra Energy Corp.	304,251	0.2

52,474		Statoil ASA	1,328,432	0.6

9,000		TonenGeneral Sekiyu
		KK	110,704	0.1

49,748		Total S.A.	2,876,121	1.4

10,924		TransCanada Corp.	479,684	0.2

8,950		Tupras Turkiye Petrol
		Rafine	219,809	0.1

1,900		Vermilion Energy, Inc.	100,472	0.1

9,274		Woodside Petroleum
		Ltd.	409,140	0.2

4,948		WorleyParsons Ltd.	150,652	0.1

10,300		YPF SA ADR	464,015	0.2

			17,585,522	8.5

		Financials: 26.9%
28,160		Aberdeen Asset
		Management PLC	100,868	0.1

11,565		ABSA Group Ltd.	230,681	0.1

6,406		Admiral Group PLC	170,833	0.1

28,049		African Bank
		Investments Ltd.	142,846	0.1

49,428		Ageas	133,883	0.1

4,900		AGF Management Ltd.	95,058	0.0

8,316		Allianz AG	$1,159,646	0.6

1,500		American Campus
		Communities, Inc.	53,280	0.0

700		American National
		Insurance	54,250	0.0

19,351		Amlin PLC	126,144	0.1

70,601		AMP Ltd.	371,283	0.2

3,600		Apollo Investment Corp.	36,756	0.0

3,400		Ares Capital Corp.	54,638	0.0

1,600		Arthur J. Gallagher &
		Co.	45,664	0.0

13,648		Ashmore Group PLC	87,278	0.0

5,845		ASX Ltd.	191,501	0.1

79,835		Australia & New
		Zealand Banking Group
		Ltd.	1,892,470	0.9

75,889		Aviva PLC	534,188	0.3

40,446		AXA S.A.	918,136	0.4

1,098		Baloise Holding AG	113,299	0.1

38,731		Banca Carige S.p.A	87,709	0.0

6,576		Banca Popolare di
		Sondrio Scarl	54,751	0.0

1,734,889		Banco de Chile	251,686	0.1

31,758		Banco De Sabadell S.A.	131,006	0.1

56,300		Banco do Brasil S.A.	1,003,598	0.5

20,214		Banco Espanol de
		Credito SA (Banesto)	155,965	0.1

25,933		Banco Espirito Santo
		S.A.	96,679	0.0

72,000		Banco Santander Brasil
		S.A.	835,498	0.4

234,879		Banco Santander
		Central Hispano S.A.	2,705,855	1.3

3,218,807		Banco Santander Chile
		S.A.	290,991	0.1

1,688		Bank Handlowy w
		Warszawie	53,517	0.0

19,033		Bank Leumi Le-Israel
		BM	89,996	0.0

1,347		Bank of Austria - Escrow	–	–

1,287,800		Bank of China Ltd.	630,324	0.3

9,547		Bank of Montreal	607,298	0.3

14,000		Bank of Nova Scotia	843,382	0.4

8,424		Bank of Queensland
		Ltd.	74,072	0.0

3,577		Bank Pekao S.A.	211,651	0.1

10,123		Bankinter S.A.	68,672	0.0

80,044		Banco Bilbao Vizcaya
		Argentaria S.A.	939,625	0.5

7,525		Bendigo Bank Ltd.	71,758	0.0

34,200		BM&F Bovespa S.A.	226,152	0.1

16,737		BNP Paribas	1,290,580	0.6

177,500		BOC Hong Kong
		Holdings Ltd.	517,051	0.3

306	@	Bolsas y Mercados
		Espanoles	9,100	0.0

15,162		British Land Co. PLC	148,240	0.1

6,900		Canadian Imperial Bank
		of Commerce	544,803	0.3

3,805		Capitol Federal
		Financial, Inc.	44,747	0.0

See Accompanying Notes to Financial Statements

ING WISDOMTREESM GLOBAL HIGH-YIELDING EQUITY	PORTFOLIO OF INVESTMENTS
INDEX PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Financials: (continued)
6,100		Castellum AB	$91,339	0.0

900		CBL & Associates
		Properties, Inc.	16,317	0.0

329,000		China Development
		Financial Holding Corp.	133,831	0.1

6,300		CI Financial Corp.	149,588	0.1

4,600	S	Cincinnati Financial
		Corp.	134,228	0.1

14,219		CNP Assurances	309,553	0.2

45,940		Commonwealth Bank of
		Australia	2,587,343	1.2

8,069,086		Corpbanca	127,766	0.1

36,054		Credit Agricole S.A.	541,655	0.3

17,386		Credit Suisse Group	677,571	0.3

83,250		Criteria Caixacorp S.A.	579,705	0.3

2,100		Daito Trust Construction
		Co., Ltd.	178,290	0.1

1,097		Delta Lloyd NV	26,057	0.0

2,544		Deutsche Boerse AG	193,166	0.1

1,300		Digital Realty Trust, Inc.	80,314	0.0

27,978		DnB NOR ASA	389,776	0.2

8,800		Duke Realty Corp.	123,288	0.1

1,300		Entertainment
		Properties Trust	60,710	0.0

381	@	Euler Hermes SA	32,168	0.0

7,500		Fidelity National Title
		Group, Inc.	118,050	0.1

5,300		First Capital Realty, Inc.	90,564	0.0

4,700		First Niagara Financial
		Group, Inc.	62,040	0.0

100,921		FirstRand Ltd.	296,623	0.1

146,000		Fubon Financial Holding
		Co., Ltd.	225,022	0.1

3,100		Genworth MI Canada,
		Inc.	81,610	0.0

16,033		Gjensidige Forsikring
		ASA	197,621	0.1

18,850		Great-West Lifeco, Inc.	498,002	0.2

2,890		Groupe Bruxelles
		Lambert S.A.	256,738	0.1

80,400		Guangzhou R&F
		Properties Co., Ltd.	110,058	0.1

4,900		H&R Real Estate
		Investment Trust	109,944	0.1

699		Hammerson PLC	5,404	0.0

32,500		Hang Seng Bank Ltd.	519,882	0.3

2,948		Hannover
		Rueckversicheru - Reg	153,315	0.1

7,500		HCP, Inc.	275,175	0.1

3,200		Health Care Real Estate
		Investment Trust, Inc.	167,776	0.1

500		Highwoods Properties,
		Inc.	16,565	0.0

26,500		Hopewell Holdings	84,065	0.0

3,900		Hospitality Properties
		Trust	94,575	0.0

253,411		HSBC Holdings PLC	2,512,512	1.2

13,600		Hudson City Bancorp.,
		Inc.	111,384	0.1

1,171		ICADE	144,251	0.1

15,017		ICAP PLC	113,895	0.1

3,272		IG Group Holdings PLC	$22,891	0.0

5,050		IGM Financial, Inc.	264,687	0.1

56,231		Insurance Australia
		Group	205,578	0.1

183,962		Intesa Sanpaolo S.p.A.	489,853	0.2

1,389		Investor AB	31,043	0.0

30,000		Keppel Land Ltd.	88,646	0.0

3,300		Kimco Realty Corp.	61,512	0.0

4,587		Klepierre	189,392	0.1

1,000		Komercni Banka A/S	243,671	0.1

25,210		Korea Exchange Bank	227,502	0.1

305,700		Land and Houses PCL	57,378	0.0

128,961		Legal & General Group
		PLC	244,307	0.1

16,709		Lend Lease Corp., Ltd.	161,365	0.1

9,762		Liberty Holdings Ltd.	103,959	0.1

3,600		Liberty Property Trust	117,288	0.1

2,200		Macerich Co.	117,700	0.1

3,600	S	Mack-Cali Realty Corp.	118,584	0.1

8,319		Macquarie Group Ltd.	280,645	0.1

224,800		Malayan Banking BHD	666,492	0.3

85,192		Man Group PLC	324,051	0.2

66,736		Corp. Mapfre S.A.	247,607	0.1

12,875		Mediolanum S.p.A	59,424	0.0

233,000		Mega Financial Holdings
		Co., Ltd.	204,121	0.1

155,000		Mitsubishi UFJ Financial
		Group, Inc.	755,367	0.4

7,598		Mizrahi Tefahot Bank
		Ltd.	80,865	0.0

400,400		Mizuho Financial Group,
		Inc.	658,109	0.3

48,300		MMI Holdings Ltd	121,523	0.1

4,516		Muenchener
		Rueckversicherungs AG	689,394	0.3

64,070		National Australia Bank
		Ltd.	1,771,366	0.9

2,500		National Retail
		Properties, Inc.	61,275	0.0

2,800		Nationwide Health
		Properties, Inc.	115,948	0.1

56,242		Natixis	282,191	0.1

8,975		Nedcor Ltd.	194,411	0.1

13,250		New York Community
		Bancorp., Inc.	198,617	0.1

33,000		NKSJ Holdings, Inc.	217,806	0.1

53,017		Nordea Bank AB	569,403	0.3

2,700		NYSE Euronext	92,529	0.0

39,947		Old Mutual PLC	85,512	0.0

10,000		Old Republic
		International Corp.	117,500	0.1

3,200		Omega Healthcare
		Investors, Inc.	67,232	0.0

7,700		People’s United
		Financial, Inc.	103,488	0.1

2,700		Piedmont Office Realty
		Trust, Inc.	55,053	0.0

27,432		Platinum Asset
		Management Ltd.	121,649	0.1

3,700		Plum Creek Timber Co.,
		Inc.	149,998	0.1

See Accompanying Notes to Financial Statements

ING WISDOMTREESM GLOBAL HIGH-YIELDING EQUITY	PORTFOLIO OF INVESTMENTS
INDEX PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Financials: (continued)
1,010		Pohjola Bank PLC	$13,066	0.0

8,900		Power Corp. of Canada	248,142	0.1

13,900		Power Financial Corp.	428,624	0.2

18,904		Powszechna Kasa
		Oszczednosci Bank
		Polski S.A.	289,314	0.1

39,207		Prudential PLC	452,718	0.2

69,191		Public Bank BHD	304,973	0.1

42,740		QBE Insurance Group
		Ltd.	793,253	0.4

6,770		Ratos AB	130,129	0.1

3,000	S	Realty Income Corp.	100,470	0.1

128,576		Redefine Properties Ltd.	149,359	0.1

2,200		Regency Centers Corp.	96,734	0.1

38,500		Resona Holdings, Inc.	181,136	0.1

7,148		RioCan Real Estate
		Investment Trust	192,254	0.1

21,641		RMB Holdings Ltd.	85,349	0.0

19,556		Royal Bank of Canada	1,117,862	0.5

107,294		Royal & Sun Alliance
		Insurance Group	232,077	0.1

12,122		Sampo OYJ	391,356	0.2

46,950		Sanlam Ltd.	191,483	0.1

6,185		Scor S.A.	175,557	0.1

23,767		Segro PLC	119,165	0.1

4,100		Senior Housing
		Properties Trust	95,981	0.1

23,000		Singapore Exchange
		Ltd.	141,333	0.1

10,832		Societe Generale	641,540	0.3

26,552		Standard Bank Group
		Ltd.	392,657	0.2

56,655		Standard Life PLC	191,490	0.1

9,100		Sul America SA	114,286	0.1

22,700		Sumitomo Mitsui
		Financial Group, Inc.	699,948	0.3

11,100		Sun Life Financial, Inc.	334,341	0.2

34,059		Suncorp-Metway Ltd.	297,705	0.1

11,795		Svenska
		Handelsbanken AB	363,670	0.2

803		Swiss Prime Site AG	68,910	0.0

7,179		Swiss Re Ltd.	403,117	0.2

16,000		United Overseas Bank
		Ltd.	256,882	0.1

3,500		Ventas, Inc.	184,485	0.1

3,253		Washington H Soul
		Pattinson & Co. Ltd.	45,781	0.0

104,002		Westpac Banking Corp.	2,495,186	1.2

4,053		Zurich Financial
		Services AG	1,025,570	0.5

			55,657,979	26.9

		Health Care: 10.0%
19,200		Abbott Laboratories	1,010,304	0.5

6,200		Astellas Pharma, Inc.	240,567	0.1

29,480		AstraZeneca PLC	1,473,453	0.7

30,900		Bristol-Myers Squibb
		Co.	894,864	0.4

879		Cochlear Ltd.	68,032	0.0

6,941		CSL Ltd.	246,724	0.1

12,700		Daiichi Sankyo Co., Ltd.	248,172	0.1

4,600		Eisai Co., Ltd.	$179,472	0.1

23,150		Eli Lilly & Co.	868,819	0.4

108,973		GlaxoSmithKline PLC	2,335,763	1.1

31,400		Johnson & Johnson	2,088,728	1.0

36,645		Life Healthcare Group
		Holdings Ltd.	95,328	0.0

45,800		Merck & Co., Inc.	1,616,282	0.8

39,910		Novartis AG	2,445,969	1.2

700		Ono Pharmaceutical
		Co., Ltd.	37,449	0.0

110,000		Pfizer, Inc.	2,266,000	1.1

2,569		Ramsay Health Care
		Ltd.	50,189	0.0

11,619		Roche Holding AG -
		Genusschein	1,945,262	1.0

22,629		Sanofi-Aventis	1,820,302	0.9

9,713		Sonic Healthcare Ltd.	134,413	0.1

3,800		Suzuken Co., Ltd.	87,664	0.1

13,800		Takeda Pharmaceutical
		Co., Ltd.	637,794	0.3

			20,791,550	10.0

		Industrials: 4.6%
66,700		Aboitiz Equity Ventures,
		Inc.	64,746	0.0

8,488		ACS Actividades de
		Construccion y Servicios
		S.A.	400,620	0.2

12,938		Altantia S.p.A.	275,508	0.1

14,164		Auckland International
		Airport Ltd.	26,153	0.0

10,408		Aveng Ltd.	55,116	0.0

81,288		BAE Systems PLC	415,843	0.2

8,663		Balfour Beatty PLC	42,951	0.0

750		Bilfinger Berger AG	74,278	0.0

7,013		Bouygues S.A.	308,393	0.2

32,426		Brambles Ltd.	252,116	0.1

20,508		Brisa-Auto Estradas de
		Portugal S.A.	125,123	0.1

822		Campbell Brothers Ltd.	40,482	0.0

60,000		Cathay Pacific Airways
		Ltd.	139,576	0.1

7,700		Cia de Concessoes
		Rodoviarias	229,325	0.1

64,000		ComfortDelgro Corp.,
		Ltd.	76,181	0.0

10,000		Dai Nippon Printing Co.,
		Ltd.	112,704	0.1

234		Delek Group Ltd.	52,595	0.0

4,386		Deutsche Lufthansa AG	95,533	0.1

25,764		Deutsche Post AG	495,307	0.2

200		EcoRodovias
		Infraestrutura e
		Logistica SA	1,716	0.0

3,908		Fomento de
		Construcciones y
		Contratas S.A.	119,220	0.1

10,563		Ferrovial SA	133,470	0.1

12,521		Finmeccanica S.p.A.	151,501	0.1

15,053		Firstgroup PLC	82,441	0.0

38,416		Hays PLC	63,514	0.0

219		Hochtief AG	18,300	0.0

See Accompanying Notes to Financial Statements

ING WISDOMTREESM GLOBAL HIGH-YIELDING EQUITY	PORTFOLIO OF INVESTMENTS
INDEX PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Industrials: (continued)
28,900		Keppel Corp., Ltd.	$261,477	0.1

2,509		Koninklijke Boskalis
		Westminster NV	118,719	0.1

10,587		Leighton Holdings Ltd.	238,820	0.1

4,500		Lockheed Martin Corp.	364,365	0.2

10,191	@	Melrose PLC	59,205	0.0

2,444		Metso OYJ	138,938	0.1

73,300	@	MISC Bhd	178,517	0.1

21,200		Mitsui & Co., Ltd.	366,551	0.2

9,000		Nippon Yusen KK	33,438	0.0

24,666		Orkla ASA	234,834	0.1

15,500		Peab AB	110,812	0.1

5,300		Pitney Bowes, Inc.	121,847	0.1

29,238		Quinenco SA	103,226	0.0

12,621		Koninklijke Philips
		Electronics NV	324,362	0.2

6,100		RR Donnelley & Sons
		Co.	119,621	0.1

3,456		Scania AB - B Shares	80,224	0.0

3,400		Seco Tools AB	55,151	0.0

7,054		Securitas AB	74,686	0.0

8,000		SembCorp Industries
		Ltd.	32,578	0.0

48,000		SembCorp Marine Ltd.	207,725	0.1

99		SGS S.A.	188,054	0.1

27,000		Shanghai Industrial
		Holdings Ltd.	99,628	0.1

14,000		SIA Engineering Co.,
		Ltd.	49,614	0.0

11,113		Skanska AB	199,211	0.1

82,930		Snam Rete Gas S.p.A.	490,866	0.2

75,000		Singapore Technologies
		Engineering Ltd.	184,164	0.1

39,000		Thai Airways
		International	36,964	0.0

5,488		TNT NV	46,505	0.0

17,580		Toll Holdings Ltd.	91,710	0.0

1,000		Toppan Printing Co.,
		Ltd.	7,758	0.0

1,218		United Group Ltd.	18,202	0.0

8,797		Vinci S.A.	564,573	0.3

4,590		Wartsila OYJ	155,212	0.1

6,600		Waste Management,
		Inc.	245,982	0.1

6,447		Zardoya-Otis S.A.	94,725	0.1

112,000		Zhejiang Expressway
		Co., Ltd.	84,555	0.0

			9,635,531	4.6

		Information Technology: 2.5%
63,000		Acer, Inc.	110,138	0.1

15,900	@	Asustek Computer, Inc.	158,253	0.1

12,220		Cielo SA	303,024	0.1

107,720		Compal Electronics, Inc.	132,351	0.1

2,460		Computershare Ltd.	23,498	0.0

17,000		Delta Electronics, Inc.	62,627	0.0

1,200		Diebold, Inc.	37,212	0.0

6,000		Hoya Corp.	132,831	0.1

3,133		Indra Sistemas S.A.	64,628	0.0

22,114		Lite-On Technology
		Corp.	29,190	0.0

82,588		Macronix International	$50,746	0.0

28,000		MediaTek, Inc.	304,982	0.1

4,200		Microchip Technology,
		Inc.	159,222	0.1

17,000		Nan Ya Printed Circuit
		Board Corp.	64,706	0.0

1,382		Neopost S.A.	118,742	0.1

2,000		Nintendo Co., Ltd.	375,577	0.2

117,544		Nokia OYJ	758,246	0.4

5,000		Novatek
		Microelectronics Corp.
		Ltd.	16,150	0.0

3,000		Oracle Corp. Japan	130,739	0.1

4,850		Paychex, Inc.	148,992	0.1

25,000		Powertech Technology,
		Inc.	84,155	0.0

87,220		Quanta Computer, Inc.	207,219	0.1

20,600		Redecard S.A.	308,871	0.2

9,000		Ricoh Co., Ltd.	99,841	0.0

104,560		Siliconware Precision
		Industries Co.	133,524	0.1

459	@	SMA Solar Technology
		AG	51,068	0.0

382,427		Taiwan Semiconductor
		Manufacturing Co., Ltd.	963,816	0.5

78,000		United Microelectronics
		Corp.	38,853	0.0

28,000		Wistron Corp.	49,912	0.0

			5,119,113	2.5

		Materials: 3.8%
597		Acerinox S.A.	10,886	0.0

15,208		Adelaide Brighton Ltd	50,565	0.0

40,047		Alumina Ltd.	91,719	0.0

27,794		Amcor Ltd.	215,374	0.1

19,371		Antofagasta PLC	433,489	0.2

90,850		Asia Cement Corp.	130,109	0.1

12,080		BASF AG	1,184,105	0.6

62,158		BlueScope Steel Ltd.	80,892	0.0

4,009		Boliden AB	74,041	0.0

106,000		China Molybdenum Co.,
		Ltd.	89,339	0.0

31,100		Cia Siderurgica
		Nacional S.A.	380,617	0.2

13,730		Cimpor Cimentos de
		Portugal SG	104,824	0.0

9,898		CRH PLC	220,647	0.1

51,024		Eregli Demir ve Celik
		Fabrikalari TAS	130,266	0.1

17,073		Fletcher Building Ltd.	122,168	0.1

68,000		Formosa Chemicals &
		Fibre Co.	253,758	0.1

76,000		Formosa Plastics Corp.	274,656	0.1

34,173		Incitec Pivot Ltd.	142,321	0.1

243,000		International Nickel
		Indonesia Tbk PT	127,895	0.1

7,205		Industrias Penoles SAB
		de CV	271,991	0.1

20,043		Israel Chemicals Ltd.	319,848	0.2

9,205		Kumba Iron Ore Ltd.	659,780	0.3

5,638		Lafarge S.A.	359,253	0.2

See Accompanying Notes to Financial Statements

ING WISDOMTREESM GLOBAL HIGH-YIELDING EQUITY	PORTFOLIO OF INVESTMENTS
INDEX PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Materials: (continued)
2,078		MacArthur Coal Ltd.	$24,514	0.0

26,551		Nampak Ltd.	88,931	0.0

3,000		Nucor Corp.	123,660	0.1

23,386		OneSteel Ltd.	46,701	0.0

6,192		Orica Ltd.	179,515	0.1

12,463		Oz Minerals Ltd.	177,347	0.1

28,035		Pretoria Portland
		Cement Co., Ltd.	111,350	0.1

4,689		Rautaruukki OYJ	105,985	0.0

10,286		Rexam PLC	63,238	0.0

2,600		RPM International, Inc.	59,852	0.0

10,500		Siam Cement PCL	121,016	0.1

16,800		Southern Copper Corp.	552,216	0.3

11,692		Stora Enso OYJ (Euro
		Denominated Security)	122,783	0.1

6,210		Svenska Cellulosa AB -
		B Shares	87,558	0.0

86,000		Taiwan Cement Corp.	128,471	0.1

11,958		UPM-Kymmene OYJ	218,787	0.1

			7,940,467	3.8

		Telecommunication Services: 16.7%
89,500		Advanced Info Service
		PCL	303,658	0.2

119,350	S	AT&T, Inc.	3,748,784	1.8

14,300		BCE, Inc.	560,761	0.3

12,739		Belgacom S.A.	453,928	0.2

5,100		Bell Aliant, Inc.	151,871	0.1

124,361		Bezeq Israeli
		Telecommunication
		Corp., Ltd.	314,846	0.2

91,022		BT Group PLC	295,131	0.1

2,865		Cellcom Israel Ltd.	79,938	0.0

9,363		CenturyTel, Inc.	378,546	0.2

299,000		China Mobile Ltd.	2,783,626	1.3

108,248		Deutsche Telekom AG	1,689,127	0.8

22,800		Digi.com BHD	219,376	0.1

806		Elisa OYJ	17,347	0.0

5,330		Empresa Nacional de
		Telecom	108,220	0.1

106,159		Far EasTone
		Telecommunications
		Co., Ltd.	169,436	0.1

91,714		France Telecom S.A.	1,950,171	0.9

34,676		Frontier
		Communications Corp.	279,835	0.1

6,650		Globe Telecom, Inc.	137,377	0.1

731		Inmarsat PLC	6,523	0.0

42,536		Koninklijke KPN NV	618,690	0.3

4,053		KT Corp.	154,535	0.1

9,260		LG Telecom Ltd.	50,258	0.0

52,626		Magyar Telekom
		Telecommunications
		PLC	169,108	0.1

136,900		Maxis Bhd	248,592	0.1

16,700		Mobile Telesystems
		Finance SA ADR	317,634	0.2

1,995		Mobistar S.A.	151,335	0.1

23,935		MTN Group Ltd.	509,908	0.3

15,500		Nippon Telegraph &
		Telephone Corp.	747,593	0.4

591		NTT DoCoMo, Inc.	$1,055,491	0.5

6,323		Partner
		Communications	95,347	0.0

5,405		Philippine Long
		Distance Telephone Co.	291,111	0.1

27,926		Portugal Telecom SGPS
		S.A.	274,536	0.1

6,100		Rogers
		Communications, Inc. -
		Class B (Canadian
		Denominated Security)	241,546	0.1

247,000		Singapore
		Telecommunications
		Ltd.	636,652	0.3

64,000		StarHub Ltd.	145,544	0.1

1,118		Swisscom AG	512,533	0.3

80,000		Taiwan Mobile Co., Ltd.	216,997	0.1

4,637		Tele2 AB - B Shares	91,526	0.0

87,382		Telecom Corp. of New
		Zealand Ltd.	178,096	0.1

298,489		Telecom Italia S.p.A.	415,198	0.2

10,600		Telefonica O2 Czech
		Republic A/S	275,886	0.1

139,629		Telefonica S.A.	3,410,282	1.6

312,600		Telefonos de Mexico
		SAB de CV	258,709	0.1

11,934		Telekom Austria AG	152,294	0.1

133,800		Telekom Malaysia BHD	175,271	0.1

46,000		Telekomunikacja Polska
		S.A.	279,687	0.1

22,889		Telenor ASA	374,585	0.2

86,280		TeliaSonera AB	632,907	0.3

578,483		Telstra Corp., Ltd.	1,797,566	0.9

3,550		TELUS Corp.	195,453	0.1

52,300		Total Access
		Communication PCL	93,390	0.0

113,098		Turk Telekomunikasyon
		AS	597,893	0.3

57,000	S	Verizon
		Communications, Inc.	2,122,110	1.0

16,979		Vodacom Group Pty Ltd.	211,152	0.1

1,140,198		Vodafone Group PLC	3,023,409	1.5

18,150		Windstream Corp.	235,224	0.1

			34,606,549	16.7

		Telecommunications: 0.6%
20,565		Cable & Wireless
		Worldwide PLC	15,206	0.0

158,673		Chunghwa Telecom
		Co., Ltd.	546,013	0.3

1,663		SK Telecom Co., Ltd.	251,557	0.1

279,000		Telekomunikasi
		Indonesia Tbk PT	240,249	0.1

17,080		Telkom SA Ltd.	92,955	0.1

			1,145,980	0.6

		Utilities: 11.7%
88,211		AEM S.p.A.	137,395	0.1

160,600		Aboitiz Power Corp.	116,310	0.1

1,234		Acciona S.A.	131,016	0.1

100,630		AES Gener SA	62,010	0.0

2,400		AES Tiete SA	35,785	0.0

See Accompanying Notes to Financial Statements

ING WISDOMTREESM GLOBAL HIGH-YIELDING EQUITY	PORTFOLIO OF INVESTMENTS
INDEX PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets

COMMON STOCK: (continued)
	Utilities: (continued)
11,709	AGL Energy Ltd.	$184,306	0.1

36,976	Aguas Andinas SA	20,080	0.0

2,600	Alliant Energy Corp.	105,716	0.1

6,750	Ameren Corp.	194,670	0.1

9,300	American Electric Power
	Co., Inc.	350,424	0.2

459	BKW FMB Energie AG	28,276	0.0

9,000	CenterPoint Energy, Inc.	174,150	0.1

97,350	Centrica PLC	505,489	0.2

12,228	CEZ A/S	629,528	0.3

12,000	Chubu Electric Power
	Co., Inc.	234,345	0.1

4,800	Chugoku Electric Power
	Co., Inc.	83,111	0.0

2,700	Cia de Saneamento
	Basico do Estado de
	Sao Paulo	80,101	0.0

9,764	Cia Energetica de Minas
	Gerais	158,787	0.1

38,500	CLP Holdings Ltd.	341,537	0.2

300	CMS Energy Corp.	5,907	0.0

5,850	Consolidated Edison,
	Inc.	311,454	0.2

25,000	CPFL Energia S.A.	354,820	0.2

9,700	Dominion Resources,
	Inc.	468,219	0.2

2,400	DPL, Inc.	72,384	0.0

2,082	Drax Group PLC	16,820	0.0

3,900	DTE Energy Co.	195,078	0.1

28,250	Duke Energy Corp.	531,948	0.3

53,773	E.ON AG	1,528,474	0.7

28,591	Electricite de France SA	1,120,914	0.5

5,300	Edison International	205,375	0.1

3,200	EDP - Energias do
	Brasil S.A.	77,219	0.0

3,800	Electric Power
	Development Co.	102,713	0.1

88,088	Empresa Nacional de
	Electricidad S.A.	166,997	0.1

4,384	Enagas	106,156	0.1

15,347	@ Endesa S.A.	511,231	0.3

195,465	Enel S.p.A.	1,277,210	0.6

81,821	Energias de Portugal
	S.A.	290,371	0.1

397,480	Enersis SA	183,367	0.1

2,300	Entergy Corp.	157,044	0.1

11,400	Exelon Corp.	488,376	0.2

7,400	FirstEnergy Corp.	326,710	0.2

600	Fortis, Inc.	20,125	0.0

15,904	Fortum OYJ	461,143	0.2

22,989	Gas Natural SDG S.A.	481,512	0.2

48,633	Gaz de France	1,777,430	0.9

80,000	Guangdong Investment
	Ltd.	42,829	0.0

25,583	Hera SpA	54,205	0.0

36,000	HongKong Electric
	Holdings	272,485	0.1

113,819	Iberdrola S.A.	1,012,630	0.5

2,650	Integrys Energy Group,
	Inc.	137,376	0.1

11,600	Kansai Electric Power
	Co., Inc.	$230,999	0.1

10,300	Kyushu Electric Power
	Co., Inc.	185,458	0.1

12,300	Light S.A.	231,948	0.1

77,722	National Grid PLC	765,113	0.4

5,000	NextEra Energy, Inc.	287,300	0.1

7,800	NiSource, Inc.	157,950	0.1

1,400	NSTAR	64,372	0.0

5,170	Pennon Group PLC	57,897	0.0

6,700	Pepco Holdings, Inc.	131,521	0.1

313,000	Perusahaan Gas
	Negara PT	147,214	0.1

42,700	Petronas Gas BHD	187,100	0.1

5,950	Pacific Gas & Electric
	Co.	250,079	0.1

2,300	Pinnacle West Capital
	Corp.	102,534	0.0

6,100	PPL Corp.	169,763	0.1

6,700	Progress Energy, Inc.	321,667	0.2

6,729	Public Power Corp.	96,480	0.0

6,300	Public Service
	Enterprise Group, Inc.	205,632	0.1

1,810	Red Electrica de
	Espana	109,189	0.1

16,133	RWE AG	896,306	0.4

2,800	SCANA Corp.	110,236	0.1

21,883	Scottish & Southern
	Energy PLC	489,428	0.2

7,238	Severn Trent PLC	171,003	0.1

2,500	Shikoku Electric Power
	Co.	56,773	0.0

15,350	Southern Co.	619,833	0.3

11,113	Suez Environnement
	S.A.	221,463	0.1

5,400	TECO Energy, Inc.	102,006	0.0

51,021	Terna S.p.A	237,226	0.1

12,300	Tohoku Electric Power
	Co., Inc.	177,496	0.1

4,800	Transalta Corp.	102,475	0.0

21,154	United Utilities Group
	PLC	203,461	0.1

13,081	Veolia Environnement	368,543	0.2

9,350	Xcel Energy, Inc.	227,205	0.1

194,000	YTL Power International	141,411	0.1

		24,158,639	11.7

	Total Common Stock
	(Cost $180,929,511)	203,889,212	98.4

EXCHANGE-TRADED FUNDS: 0.2%
	Exchange-Traded Funds: 0.2%
8,000	iShares MSCI Emerging
	Markets Index Fund	380,800	0.2

	Total Exchange-Traded Funds
	(Cost $377,181)	380,800	0.2

See Accompanying Notes to Financial Statements

ING WISDOMTREESM GLOBAL HIGH-YIELDING EQUITY	PORTFOLIO OF INVESTMENTS
INDEX PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets

RIGHTS: 0.0%
	Energy: 0.0%
1,600	@ Bourbon SA	$6,956	0.0

	Financials: 0.0%
83,250	@ Criteria Caixacorp SA	6,278	0.0

	Total Rights
	(Cost $–)	13,234	0.0

WARRANTS: 0.0%
	Energy: 0.0%
6,355	@ Etablissements Maurel
	et Prom	4,147	0.0

	Total Warrants
	(Cost $–)	4,147	0.0

	Total Long-Term Investments
	(Cost $181,306,692)	204,287,393	98.6

SHORT-TERM INVESTMENTS: 0.7%
	Mutual Funds: 0.7%
1,446,000	Blackrock Liquidity
	Funds TempFund
	Portfolio - Class I
	(Cost $1,446,000)	1,446,000	0.7

	Total Short-Term Investments
	(Cost $1,446,000)	1,446,000	0.7

	Total Investments in Securities
	(Cost $182,752,692)*	$205,733,393	99.3
	Assets in Excess of Other Liabilities	1,534,110	0.7

	Net Assets	$207,267,503	100.0

@	Non-income producing security

ADR	American Depositary Receipt
S

All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

*	Cost for federal income tax purposes is $185,661,911.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$28,338,718
Gross Unrealized Depreciation	(8,267,236)

Net Unrealized appreciation	$20,071,482

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

See Accompanying Notes to Financial Statements

ING WISDOMTREESM GLOBAL HIGH-YIELDING EQUITY	PORTFOLIO OF INVESTMENTS
INDEX PORTFOLIO	as of June 30, 2011 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011

Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$1,551,403	$6,415,814	$–	$7,967,217
Consumer Staples	7,516,560	11,764,105	–	19,280,665
Energy	5,958,951	11,626,571	–	17,585,522
Financials	12,529,935	43,128,044	–	55,657,979
Health Care	8,840,325	11,951,225	–	20,791,550
Industrials	1,241,233	8,394,298	–	9,635,531
Information Technology	957,321	4,161,792	–	5,119,113
Materials	1,388,336	6,552,131	–	7,940,467
Telecommunication Services	10,345,326	24,261,223	–	34,606,549
Telecommunications	359,718	786,262	–	1,145,980
Utilities	8,241,128	15,917,511	–	24,158,639

Total Common Stock	58,930,236	144,958,976	–	203,889,212

Exchange-Traded Funds	380,800	–	–	380,800
Rights	6,278	–	6,956	13,234
Warrants	4,147	–	–	4,147
Short-Term Investments	1,446,000	–	–	1,446,000

Total Investments, at value	$60,767,461	$144,958,976	$6,956	$205,733,393

Other Financial Instruments+
Futures	58,837	–	–	58,837

Total Assets	$60,826,298	$144,958,976	$6,956	$205,792,230

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

ING WisdomTreeSM Global High-Yielding Equity Index Portfolio Open Futures Contracts on June 30, 2011:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)

Long Contracts
Mini MSCI EAFE Index	20	09/16/11	$1,715,900	$44,311
S&P 500 E-Mini	9	09/16/11	591,975	14,526

			$2,307,875	$58,837

See Accompanying Notes to Financial Statements

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board has a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board. The Committee currently consists of all Independent Trustees of the Board (6 individuals). The Nominating Committee operates pursuant to a Charter approved by the Board. The primary purpose of the Nominating Committee is to consider and present to the Board the candidates it proposes for nomination to fill vacancies on the Board. In evaluating candidates, the Nominating Committee may consider a variety of factors, but it has not at this time set any specific minimum qualifications that must be met. Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination.

The Nominating Committee is willing to consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews its own nominees. A shareholder nominee for director should be submitted in writing to the Fund’s Secretary. Any such shareholder nomination should include at a minimum the following information as to each individual proposed for nomination as trustee: such individual’s written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of trustees, or is otherwise required, in each case under applicable federal securities laws, rules and regulations. The Secretary shall submit all nominations received in a timely manner to the Nominating Committee. To be timely, any such submission must be delivered to the Fund’s Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either disclosure in a press release or in a document publicly filed by the Fund with the Securities and Exchange Commission.

ITEM 11.        CONTROLS AND PROCEDURES.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.        EXHIBITS.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Variable Portfolios, Inc.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:    September 2, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:    September 2, 2011

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:    September 2, 2011